UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$3,085,058,158
Receivable for investments sold	4,672,935
Receivable for fund shares sold	2,089,063
Receivable from Adviser	1,486,547
TOTAL ASSETS	3,093,306,703
LIABILITIES
Payable for fund shares repurchased	6,753,661
Advisory fee payable	51,863
Custodian fees payable	23,506
Distribution fees payable	54,344
Trustees’ fees and expenses payable	6
Transfer agent fees payable	41,645
Sub-transfer agent fee payable	138,127
Registration and filing fees payable	95,849
Professional fees payable	19,556
Printing and postage fees payable	26,013
Accrued expenses and other liabilities	6,309
TOTAL LIABILITIES	7,210,879
NET ASSETS	$3,086,095,824
NET ASSETS CONSIST OF:
Paid-in Capital	$2,614,076,312
Total distributable earnings (loss)	472,019,512
NET ASSETS	$3,086,095,824
Administrative Shares
Net Assets	$ 173,066,952
Shares Outstanding	603,056
Net asset value, offering and redemption price per share	$ 286.98
Service Shares
Net Assets	$ 6,092,187
Shares Outstanding	21,259
Net asset value, offering and redemption price per share	$ 286.57
Class R Shares
Net Assets	$ 28,521,477
Shares Outstanding	99,668
Net asset value, offering and redemption price per share	$ 286.16
Class A Shares
Net Assets	$ 74,360,451
Shares Outstanding	259,470
Net asset value, offering and redemption price per share	$ 286.59
Maximum sales charge	5.25%
Maximum offering price per share	$ 302.47
Class I Shares
Net Assets	$ 32,815,100
Shares Outstanding	114,333
Net asset value, offering and redemption price per share	$ 287.01
Class K Shares
Net Assets	$2,771,239,657
Shares Outstanding	9,645,587
Net asset value, offering and redemption price per share	$ 287.31
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$2,622,984,024
Shares of affiliated State Street Equity 500 Index II Portfolio	8,923,058
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ —
EXPENSES
Advisory fee	322,518
Administration fees	806,296
Sub-transfer agent fee
Class A Shares	84,815
Class I Shares	36,922
Distribution fees
Administrative Shares	151,255
Service Shares	8,807
Class R Shares	100,308
Class A Shares	106,019
Custodian fees	23,641
Trustees’ fees and expenses	10,517
Transfer agent fees	101,028
Registration and filing fees	63,611
Professional fees	16,505
Printing and postage fees	8,947
Insurance expense	4,872
Miscellaneous expenses	12,770
TOTAL EXPENSES	1,858,831
Expenses waived/reimbursed by the Adviser	(1,342,294)
NET EXPENSES	516,537
NET INVESTMENT INCOME (LOSS)	$ (516,537)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(10,215,917)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(715,690,172)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(725,906,089)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(726,422,626)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (516,537)	$ 43,575,105
Net realized gain (loss)	(10,215,917)	35,705,091
Net change in unrealized appreciation/depreciation	(715,690,172)	612,889,016
Net increase (decrease) in net assets resulting from operations	(726,422,626)	692,169,212
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	(5,886,900)
Service Shares	—	(198,578)
Class R Shares	—	(828,145)
Class A Shares	—	(2,111,087)
Class I Shares	—	(952,396)
Class K Shares	—	(78,793,757)
Total distributions to shareholders	—	(88,770,863)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	6,357,934	15,051,512
Reinvestment of distributions	—	5,886,900
Cost of shares redeemed	(19,604,816)	(91,642,106)
Net increase (decrease) from capital share transactions	(13,246,882)	(70,703,694)
Service Shares
Proceeds from shares sold	607,457	4,479,330
Reinvestment of distributions	—	198,577
Cost of shares redeemed	(1,078,997)	(24,489,397)
Net increase (decrease) from capital share transactions	(471,540)	(19,811,490)
Class R Shares
Proceeds from shares sold	2,135,499	3,786,593
Reinvestment of distributions	—	828,145
Cost of shares redeemed	(5,342,344)	(9,563,838)
Net increase (decrease) from capital share transactions	(3,206,845)	(4,949,100)
Class A Shares
Proceeds from shares sold	6,593,421	17,647,656
Reinvestment of distributions	—	2,107,809
Cost of shares redeemed	(8,343,656)	(10,182,286)
Net increase (decrease) from capital share transactions	(1,750,235)	9,573,179
Class I Shares
Proceeds from shares sold	14,900,509	14,432,402
Reinvestment of distributions	—	952,395
Cost of shares redeemed	(12,079,390)	(5,273,666)
Net increase (decrease) from capital share transactions	2,821,119	10,111,131
Class K Shares
Proceeds from shares sold	647,295,665	1,129,718,594
Reinvestment of distributions	—	78,793,757
Cost of shares redeemed	(183,057,758)	(546,574,592)
Net increase (decrease) from capital share transactions	464,237,907	661,937,759
Net increase (decrease) in net assets from beneficial interest transactions	448,383,524	586,157,785
Contribution from Adviser
Contribution from Affiliate (Note 4)	1,381,224	—
Net increase (decrease) in net assets during the period	(276,657,878)	1,189,556,134
Net assets at beginning of period	3,362,753,702	2,173,197,568
NET ASSETS AT END OF PERIOD	$3,086,095,824	$3,362,753,702
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	19,429	49,188
Reinvestment of distributions	—	16,341
Shares redeemed	(60,432)	(279,669)
Net increase (decrease) from share transactions	(41,003)	(214,140)
Service Shares
Shares sold	1,864	14,110
Reinvestment of distributions	—	552
Shares redeemed	(3,297)	(72,213)
Net increase (decrease) from share transactions	(1,433)	(57,551)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
Class R Shares
Shares sold	6,517	11,668
Reinvestment of distributions	—	2,300
Shares redeemed	(16,619)	(29,213)
Net increase (decrease) from share transactions	(10,102)	(15,245)
Class A Shares
Shares sold	20,590	55,842
Reinvestment of distributions	—	5,850
Shares redeemed	(26,368)	(31,121)
Net increase (decrease) from share transactions	(5,778)	30,571
Class I Shares
Shares sold	44,804	45,037
Reinvestment of distributions	—	2,643
Shares redeemed	(36,799)	(15,804)
Net increase (decrease) from share transactions	8,005	31,876
Class K Shares
Shares sold	1,994,068	3,505,394
Reinvestment of distributions	—	218,635
Shares redeemed	(569,979)	(1,703,542)
Net increase (decrease) from share transactions	1,424,089	2,020,487
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 358.78	$ 286.86	$ 247.00	$ 196.40	$ 216.20	$ 188.30
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.24)	3.57	3.58	3.90	3.40	3.80
Net realized and unrealized gain (loss)	(71.70)	77.70	41.19	57.30	(13.30)	36.60
Total from investment operations	(71.94)	81.27	44.77	61.20	(9.90)	40.40
Contribution from Adviser (Note 4)	0.14	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders from:
Net investment income	—	(4.40)	(4.11)	(4.40)	(3.90)	(4.60)
Net realized gains	—	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	—	(9.35)	(4.91)	(10.60)	(9.90)	(12.50)
Net asset value, end of period	$ 286.98	$ 358.78	$ 286.86	$ 247.00	$ 196.40	$ 216.20
Total return (c)	(20.01)%(d)	28.32%	18.14%	31.14%	(4.56)%	21.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$173,067	$231,075	$246,181	$241,794	$213,270	$274,650
Ratios to Average Net Assets:
Total expenses (e)	0.23%(f)	0.25%	0.26%	0.27%	0.27%	0.26%
Net expenses (e)	0.15%(f)	0.17%	0.17%	0.17%	0.17%	0.18%
Net investment income (loss)	(0.15)%(f)	1.09%	1.45%	1.68%	1.51%	1.83%
Portfolio turnover rate (g)	0%(h)(i)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (20.05)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Amount is less than 0.50%.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$358.44	$286.59	$246.70	$196.20	$216.00	$188.10
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.40)	0.94	3.33	3.10	3.20	1.50
Net realized and unrealized gain (loss)	(71.61)	79.89	41.18	57.70	(13.30)	38.70
Total from investment operations	(72.01)	80.83	44.51	60.80	(10.10)	40.20
Contribution from Adviser (Note 4)	0.14	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders from:
Net investment income	—	(4.03)	(3.82)	(4.10)	(3.70)	(4.40)
Net realized gains	—	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	—	(8.98)	(4.62)	(10.30)	(9.70)	(12.30)
Net asset value, end of period	$286.57	$358.44	$286.59	$246.70	$196.20	$216.00
Total return (c)	(20.05)%(d)	28.19%	18.06%	30.99%	(4.66)%	21.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6,092	$ 8,134	$22,997	$20,457	$20,897	$27,876
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.35%	0.36%	0.37%	0.37%	0.36%
Net expenses (e)	0.25%(f)	0.27%	0.27%	0.27%	0.27%	0.28%
Net investment income (loss)	(0.25)%(f)	0.29%	1.35%	1.36%	1.44%	0.73%
Portfolio turnover rate (g)	0%(h)(i)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (20.09)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Amount is less than 0.50%.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$358.56	$286.68	$246.80	$196.20	$216.10	$188.10
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.97)	2.52	2.41	2.90	2.40	2.90
Net realized and unrealized gain (loss)	(71.57)	77.04	41.07	57.10	(13.30)	36.60
Total from investment operations	(72.54)	79.56	43.48	60.00	(10.90)	39.50
Contribution from Adviser (Note 4)	0.14	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders from:
Net investment income	—	(2.73)	(2.80)	(3.20)	(3.00)	(3.60)
Net realized gains	—	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	—	(7.68)	(3.60)	(9.40)	(9.00)	(11.50)
Net asset value, end of period	$286.16	$358.56	$286.68	$246.80	$196.20	$216.10
Total return (c)	(20.19)%(d)	27.74%	17.63%	30.58%	(5.04)%	20.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,521	$39,359	$35,839	$37,222	$32,099	$42,249
Ratios to Average Net Assets:
Total expenses (e)	0.68%(f)	0.70%	0.71%	0.72%	0.72%	0.71%
Net expenses (e)	0.60%(f)	0.62%	0.62%	0.62%	0.62%	0.63%
Net investment income (loss)	(0.60)%(f)	0.78%	0.98%	1.27%	1.06%	1.41%
Portfolio turnover rate (g)	0%(h)(i)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (20.23)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Amount is less than 0.50%.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$358.82	$286.88	$247.00	$196.40	$216.30	$188.30
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.73)	3.49	3.20	4.20	6.40	1.60
Net realized and unrealized gain (loss)	(71.64)	76.69	40.72	56.30	(16.60)	38.20
Total from investment operations	(72.37)	80.18	43.92	60.50	(10.20)	39.80
Contribution from Adviser (Note 4)	0.14	—	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.29)	(3.24)	(3.70)	(3.70)	(3.90)
Net realized gains	—	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	—	(8.24)	(4.04)	(9.90)	(9.70)	(11.80)
Net asset value, end of period	$286.59	$358.82	$286.88	$247.00	$196.40	$216.30
Total return (c)	(20.13)%(d)	27.94%	17.79%	30.78%	(4.72)%	21.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$74,360	$95,176	$67,324	$55,604	$31,766	$ 6,293
Ratios to Average Net Assets:
Total expenses (e)	0.53%(f)	0.55%	0.56%	0.57%	0.38%	0.56%
Net expenses (e)	0.45%(f)	0.47%	0.47%	0.47%	0.28%	0.48%
Net investment income (loss)	(0.45)%(f)	1.07%	1.29%	1.81%	2.89%	0.79%
Portfolio turnover rate (g)	0%(h)(i)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (20.17)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Amount is less than 0.50%.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$358.91	$286.96	$247.10	$196.50	$216.30	$188.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.32)	4.85	4.39	3.20	4.40	8.90
Net realized and unrealized gain (loss)	(71.72)	76.26	40.24	58.10	(14.10)	31.40
Total from investment operations	(72.04)	81.11	44.63	61.30	(9.70)	40.30
Contribution from Adviser (Note 4)	0.14	—	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(4.21)	(3.97)	(4.50)	(4.10)	(4.50)
Net realized gains	—	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	—	(9.16)	(4.77)	(10.70)	(10.10)	(12.40)
Net asset value, end of period	$287.01	$358.91	$286.96	$247.10	$196.50	$216.30
Total return (c)	(20.03)%(d)	28.25%	18.07%	31.17%	(4.45)%	21.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,815	$38,162	$21,365	$14,478	$14,496	$16,084
Ratios to Average Net Assets:
Total expenses (e)	0.28%(f)	0.30%	0.31%	0.24%	0.15%	0.31%
Net expenses (e)	0.20%(f)	0.22%	0.22%	0.15%	0.05%	0.23%
Net investment income (loss)	(0.20)%(f)	1.47%	1.75%	1.38%	1.98%	4.21%
Portfolio turnover rate (g)	0%(h)(i)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (20.07)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Amount is less than 0.50%.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 358.92	$ 286.97	$ 247.10	$ 196.40	$ 216.20	$ 188.30
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.00)(c)	5.43	5.92	5.10	4.70	4.40
Net realized and unrealized gain (loss)	(71.75)	76.42	39.30	56.60	(14.30)	36.40
Total from investment operations	(71.75)	81.85	45.22	61.70	(9.60)	40.80
Contribution from Adviser (Note 4)	0.14	—	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(4.95)	(4.55)	(4.80)	(4.20)	(5.00)
Net realized gains	—	(4.95)	(0.80)	(6.20)	(6.00)	(7.90)
Total distributions	—	(9.90)	(5.35)	(11.00)	(10.20)	(12.90)
Net asset value, end of period	$ 287.31	$ 358.92	$ 286.97	$ 247.10	$ 196.40	$ 216.20
Total return (d)	(19.95)%(e)	28.51%	18.32%	31.39%	(4.42)%	21.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,771,240	$2,950,849	$1,779,491	$827,654	$485,040	$412,903
Ratios to Average Net Assets:
Total expenses (f)	0.08%(g)(h)	0.10%	0.11%	0.12%	0.12%	0.11%
Net expenses (f)	0.00%(g)(h)	0.02%	0.02%	0.02%	0.02%	0.03%
Net investment income (loss)	0.00%(g)(h)	1.65%	2.37%	2.22%	2.08%	2.14%
Portfolio turnover rate (i)	0%(g)(j)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (19.99)%.
(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(g)	Amount is less than 0.50%.
(h)	Annualized.
(i)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(j)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Common Stocks	97.0%
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2022

Description	% of Net Assets
Information Technology	26.0%
Health Care	14.7
Financials	10.5
Consumer Discretionary	10.2
Communication Services	8.6
TOTAL	70.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.0%
COMMUNICATION SERVICES — 8.6%
Activision Blizzard, Inc.	157,300	$ 12,247,378
Alphabet, Inc. Class A (a)	59,967	130,683,684
Alphabet, Inc. Class C (a)	54,987	120,281,313
AT&T, Inc.	1,431,440	30,002,982
Cars.com, Inc. (a)	1	9
Charter Communications, Inc. Class A (a)	23,300	10,916,749
Comcast Corp. Class A	893,266	35,051,758
DISH Network Corp. Class A (a)(b)	45,918	823,310
Electronic Arts, Inc.	57,079	6,943,660
Fox Corp. Class A	58,866	1,893,131
Fox Corp. Class B	29,300	870,210
Interpublic Group of Cos., Inc.	72,066	1,983,977
Live Nation Entertainment, Inc. (a)	27,600	2,279,208
Lumen Technologies, Inc.	199,078	2,171,941
Match Group, Inc. (a)	57,400	4,000,206
Meta Platforms, Inc. Class A (a)	457,393	73,754,621
Netflix, Inc. (a)	89,204	15,599,103
News Corp. Class A	71,188	1,109,109
News Corp. Class B	21,600	343,224
Omnicom Group, Inc.	38,891	2,473,857
Paramount Global Class B (b)	114,581	2,827,859
Take-Two Interactive Software, Inc. (a)	31,100	3,810,683
T-Mobile US, Inc. (a)	115,975	15,603,277
Twitter, Inc. (a)	152,300	5,694,497
Verizon Communications, Inc.	838,615	42,559,711
Walt Disney Co. (a)	363,964	34,358,202
Warner Bros Discovery, Inc. (a)	449,378	6,030,653
		564,314,312
CONSUMER DISCRETIONARY — 10.2%
Advance Auto Parts, Inc.	11,500	1,990,535
Amazon.com, Inc. (a)	1,743,200	185,145,272
Aptiv PLC (a)	54,219	4,829,286
AutoZone, Inc. (a)	3,976	8,544,901
Bath & Body Works, Inc.	48,421	1,303,493
Best Buy Co., Inc.	40,506	2,640,586
Booking Holdings, Inc. (a)	8,124	14,208,795
BorgWarner, Inc.	44,077	1,470,850
Caesars Entertainment, Inc. (a)	39,100	1,497,530
CarMax, Inc. (a)	32,603	2,949,919
Carnival Corp. (a)(b)	147,801	1,278,479
Chipotle Mexican Grill, Inc. (a)	5,686	7,433,080
D.R. Horton, Inc.	64,197	4,249,199
Darden Restaurants, Inc.	23,771	2,688,976
Security Description	Shares	Value
Dollar General Corp.	45,413	$ 11,146,167
Dollar Tree, Inc. (a)	45,626	7,110,812
Domino's Pizza, Inc.	7,500	2,922,825
eBay, Inc.	108,845	4,535,571
Etsy, Inc. (a)	23,200	1,698,472
Expedia Group, Inc. (a)	28,534	2,705,879
Ford Motor Co.	781,838	8,701,857
Garmin, Ltd.	28,740	2,823,705
General Motors Co. (a)	294,123	9,341,346
Genuine Parts Co.	26,889	3,576,237
Hasbro, Inc.	27,597	2,259,642
Hilton Worldwide Holdings, Inc.	54,900	6,118,056
Home Depot, Inc.	206,202	56,555,023
Las Vegas Sands Corp. (a)	72,300	2,428,557
Lennar Corp. Class A	49,906	3,521,866
LKQ Corp.	54,600	2,680,314
Lowe's Cos., Inc.	132,350	23,117,575
Marriott International, Inc. Class A	55,655	7,569,637
McDonald's Corp.	147,710	36,466,645
MGM Resorts International	71,300	2,064,135
Mohawk Industries, Inc. (a)	10,431	1,294,383
Newell Brands, Inc.	69,541	1,324,061
NIKE, Inc. Class B	253,806	25,938,973
Norwegian Cruise Line Holdings, Ltd. (a)	84,300	937,416
NVR, Inc. (a)	660	2,642,732
O'Reilly Automotive, Inc. (a)	13,080	8,263,421
Penn National Gaming, Inc. (a)	30,500	927,810
Pool Corp.	8,100	2,844,963
PulteGroup, Inc.	46,362	1,837,326
PVH Corp.	13,049	742,488
Ralph Lauren Corp.	8,979	804,967
Ross Stores, Inc.	70,056	4,920,033
Royal Caribbean Cruises, Ltd. (a)	42,300	1,476,693
Starbucks Corp.	230,030	17,571,992
Tapestry, Inc.	50,528	1,542,115
Target Corp.	92,472	13,059,821
Tesla, Inc. (a)	167,300	112,663,166
TJX Cos., Inc.	230,874	12,894,313
Tractor Supply Co.	21,926	4,250,355
Ulta Beauty, Inc. (a)	10,600	4,086,088
VF Corp.	65,244	2,881,827
Whirlpool Corp.	11,102	1,719,367
Wynn Resorts, Ltd. (a)	19,341	1,102,050
Yum! Brands, Inc.	56,802	6,447,595
		669,749,177
CONSUMER STAPLES — 6.8%
Altria Group, Inc.	363,529	15,184,606
Archer-Daniels-Midland Co.	113,732	8,825,603
Brown-Forman Corp. Class B	38,452	2,697,792
Campbell Soup Co.	37,182	1,786,595
Church & Dwight Co., Inc.	47,800	4,429,148

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Clorox Co.	23,264	$ 3,279,759
Coca-Cola Co.	778,800	48,994,308
Colgate-Palmolive Co.	168,423	13,497,419
Conagra Brands, Inc.	90,624	3,102,966
Constellation Brands, Inc. Class A	32,950	7,679,327
Costco Wholesale Corp.	88,555	42,442,640
Estee Lauder Cos., Inc. Class A	46,141	11,750,728
General Mills, Inc.	119,442	9,011,899
Hershey Co.	29,667	6,383,152
Hormel Foods Corp.	59,602	2,822,751
J.M. Smucker Co.	21,505	2,752,855
Kellogg Co.	48,328	3,447,720
Keurig Dr. Pepper, Inc.	143,400	5,074,926
Kimberly-Clark Corp.	68,027	9,193,849
Kraft Heinz Co.	144,718	5,519,544
Kroger Co.	129,042	6,107,558
Lamb Weston Holdings, Inc.	26,800	1,915,128
McCormick & Co., Inc.	48,384	4,027,968
Molson Coors Beverage Co. Class B	34,653	1,888,935
Mondelez International, Inc. Class A	274,115	17,019,800
Monster Beverage Corp. (a)	76,235	7,066,984
PepsiCo, Inc.	276,016	46,000,827
Philip Morris International, Inc.	309,912	30,600,711
Procter & Gamble Co.	478,626	68,821,633
Sysco Corp.	100,974	8,553,508
Tyson Foods, Inc. Class A	57,444	4,943,631
Walgreens Boots Alliance, Inc.	145,905	5,529,799
Walmart, Inc.	280,603	34,115,713
		444,469,782
ENERGY — 4.3%
APA Corp.	72,355	2,525,190
Baker Hughes Co.	190,579	5,502,016
ChampionX Corp.	1	20
Chevron Corp.	392,017	56,756,221
ConocoPhillips	258,935	23,254,952
Coterra Energy, Inc.	157,078	4,051,042
Devon Energy Corp.	120,173	6,622,734
Diamondback Energy, Inc.	32,200	3,901,030
EOG Resources, Inc.	115,571	12,763,661
Exxon Mobil Corp.	840,175	71,952,587
Halliburton Co.	183,567	5,756,661
Hess Corp.	56,357	5,970,461
Kinder Morgan, Inc.	395,850	6,634,446
Marathon Oil Corp.	146,988	3,304,290
Marathon Petroleum Corp.	109,241	8,980,703
Occidental Petroleum Corp.	176,073	10,367,178
ONEOK, Inc.	91,196	5,061,378
Phillips 66	95,773	7,852,428
Pioneer Natural Resources Co.	44,076	9,832,474
Security Description	Shares	Value
Schlumberger NV	282,150	$ 10,089,684
Valero Energy Corp.	80,123	8,515,473
Williams Cos., Inc.	238,958	7,457,879
		277,152,508
FINANCIALS — 10.5%
Aflac, Inc.	117,906	6,523,739
Allstate Corp.	55,239	7,000,438
American Express Co.	122,312	16,954,889
American International Group, Inc.	160,201	8,191,077
Ameriprise Financial, Inc.	21,944	5,215,650
Aon PLC Class A	41,698	11,245,117
Arthur J Gallagher & Co.	41,200	6,717,248
Assurant, Inc.	10,485	1,812,332
Bank of America Corp.	1,415,605	44,067,784
Bank of New York Mellon Corp.	146,294	6,101,923
Berkshire Hathaway, Inc. Class B (a)	360,684	98,473,946
BlackRock, Inc.	28,516	17,367,385
Brown & Brown, Inc.	47,700	2,782,818
Capital One Financial Corp.	79,495	8,282,584
Cboe Global Markets, Inc.	22,300	2,524,137
Charles Schwab Corp.	298,304	18,846,847
Chubb, Ltd.	83,453	16,405,191
Cincinnati Financial Corp.	28,309	3,368,205
Citigroup, Inc.	389,327	17,905,149
Citizens Financial Group, Inc.	95,900	3,422,671
CME Group, Inc.	72,163	14,771,766
Comerica, Inc.	24,127	1,770,439
Discover Financial Services	56,928	5,384,250
Everest Re Group, Ltd.	8,300	2,326,324
FactSet Research Systems, Inc.	7,500	2,884,275
Fifth Third Bancorp	139,862	4,699,363
First Republic Bank	36,600	5,277,720
Franklin Resources, Inc.	51,589	1,202,540
Globe Life, Inc.	17,212	1,677,654
Goldman Sachs Group, Inc.	68,846	20,448,639
Hartford Financial Services Group, Inc.	66,667	4,362,022
Huntington Bancshares, Inc.	287,891	3,463,329
Intercontinental Exchange, Inc.	112,485	10,578,089
Invesco, Ltd.	62,711	1,011,528
JPMorgan Chase & Co.	585,843	65,971,780
KeyCorp.	192,996	3,325,321
Lincoln National Corp.	31,082	1,453,705
Loews Corp.	36,819	2,181,894
M&T Bank Corp.	36,545	5,824,908
MarketAxess Holdings, Inc.	7,000	1,792,070
Marsh & McLennan Cos., Inc.	100,719	15,636,625
MetLife, Inc.	135,570	8,512,440
Moody's Corp.	32,432	8,820,531
Morgan Stanley	280,227	21,314,066
MSCI, Inc.	16,000	6,594,400

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	22,075	$ 3,367,320
Northern Trust Corp.	40,396	3,897,406
PNC Financial Services Group, Inc.	81,375	12,838,534
Principal Financial Group, Inc.	45,165	3,016,570
Progressive Corp.	115,349	13,411,628
Prudential Financial, Inc.	74,302	7,109,215
Raymond James Financial, Inc.	39,000	3,486,990
Regions Financial Corp.	188,346	3,531,487
S&P Global, Inc.	68,588	23,118,271
Signature Bank	12,100	2,168,441
State Street Corp. (c)	74,878	4,616,229
SVB Financial Group (a)	11,300	4,463,387
Synchrony Financial	99,976	2,761,337
T Rowe Price Group, Inc.	46,355	5,266,392
Travelers Cos., Inc.	47,206	7,983,951
Truist Financial Corp.	264,715	12,555,432
US Bancorp	271,922	12,513,850
Wells Fargo & Co.	757,803	29,683,144
Willis Towers Watson PLC	23,045	4,548,853
WR Berkley Corp.	42,500	2,901,050
Zions Bancorp NA	28,695	1,460,575
		689,194,870
HEALTH CARE — 14.7%
Abbott Laboratories	349,749	38,000,229
AbbVie, Inc.	352,680	54,016,469
ABIOMED, Inc. (a)	8,400	2,079,084
Agilent Technologies, Inc.	59,193	7,030,353
Align Technology, Inc. (a)	14,100	3,337,047
AmerisourceBergen Corp.	29,034	4,107,730
Amgen, Inc.	106,854	25,997,578
Baxter International, Inc.	100,279	6,440,920
Becton Dickinson & Co.	56,556	13,942,751
Biogen, Inc. (a)	28,284	5,768,239
Bio-Rad Laboratories, Inc. Class A (a)	4,000	1,980,000
Bio-Techne Corp.	8,000	2,773,120
Boston Scientific Corp. (a)	287,957	10,732,157
Bristol-Myers Squibb Co.	425,475	32,761,575
Cardinal Health, Inc.	51,633	2,698,857
Catalent, Inc. (a)	34,400	3,690,776
Centene Corp. (a)	118,004	9,984,318
Charles River Laboratories International, Inc. (a)	9,300	1,989,921
Cigna Corp.	63,041	16,612,564
Cooper Cos., Inc.	9,900	3,099,888
CVS Health Corp.	262,394	24,313,428
Danaher Corp.	129,294	32,778,615
DaVita, Inc. (a)	12,028	961,759
DENTSPLY SIRONA, Inc.	40,134	1,433,988
DexCom, Inc. (a)	76,800	5,723,904
Edwards Lifesciences Corp. (a)	125,130	11,898,612
Elevance Health, Inc.	48,219	23,269,525
Security Description	Shares	Value
Eli Lilly & Co.	157,372	$ 51,024,724
Gilead Sciences, Inc.	251,752	15,560,791
HCA Healthcare, Inc.	46,000	7,730,760
Henry Schein, Inc. (a)	25,500	1,956,870
Hologic, Inc. (a)	50,100	3,471,930
Humana, Inc.	24,890	11,650,262
IDEXX Laboratories, Inc. (a)	16,800	5,892,264
Illumina, Inc. (a)	30,800	5,678,288
Incyte Corp. (a)	38,300	2,909,651
Intuitive Surgical, Inc. (a)	70,732	14,196,620
IQVIA Holdings, Inc. (a)	37,200	8,072,028
Johnson & Johnson	524,608	93,123,166
Laboratory Corp. of America Holdings	18,975	4,446,981
McKesson Corp.	28,852	9,411,811
Medtronic PLC	268,493	24,097,247
Merck & Co., Inc.	504,872	46,029,180
Mettler-Toledo International, Inc. (a)	4,600	5,284,342
Moderna, Inc. (a)	68,400	9,770,940
Molina Healthcare, Inc. (a)	12,100	3,383,281
Organon & Co.	46,067	1,554,761
PerkinElmer, Inc.	25,986	3,695,729
Pfizer, Inc.	1,119,633	58,702,358
Quest Diagnostics, Inc.	22,442	2,984,337
Regeneron Pharmaceuticals, Inc. (a)	21,442	12,675,009
ResMed, Inc.	29,000	6,079,270
STERIS PLC	19,300	3,978,695
Stryker Corp.	67,694	13,466,367
Teleflex, Inc.	9,800	2,409,330
Thermo Fisher Scientific, Inc.	78,212	42,491,015
UnitedHealth Group, Inc.	187,074	96,086,819
Universal Health Services, Inc. Class B	13,400	1,349,514
Vertex Pharmaceuticals, Inc. (a)	50,552	14,245,048
Viatris, Inc.	245,014	2,565,297
Waters Corp. (a)	11,550	3,822,819
West Pharmaceutical Services, Inc.	14,200	4,293,654
Zimmer Biomet Holdings, Inc.	40,425	4,247,051
Zoetis, Inc.	94,420	16,229,854
		961,991,470
INDUSTRIALS — 7.6%
3M Co.	114,329	14,795,316
A.O. Smith Corp.	24,500	1,339,660
Alaska Air Group, Inc. (a)	23,100	925,155
Allegion PLC	16,496	1,614,958
American Airlines Group, Inc. (a)	118,900	1,507,652
AMETEK, Inc.	44,399	4,879,006
Boeing Co. (a)	109,464	14,965,918
C.H. Robinson Worldwide, Inc.	25,879	2,623,354
Carrier Global Corp.	166,179	5,925,943

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Caterpillar, Inc.	106,924	$ 19,113,734
Cintas Corp.	17,366	6,486,722
Copart, Inc. (a)	41,400	4,498,524
CSX Corp.	429,665	12,486,065
Cummins, Inc.	28,214	5,460,255
Deere & Co.	55,983	16,765,229
Delta Air Lines, Inc. (a)	123,734	3,584,574
Dover Corp.	29,750	3,609,270
Eaton Corp. PLC	80,425	10,132,746
Emerson Electric Co.	116,379	9,256,786
Equifax, Inc.	23,588	4,311,415
Expeditors International of Washington, Inc.	31,976	3,116,381
Fastenal Co.	117,216	5,851,423
FedEx Corp.	47,050	10,666,706
Fortive Corp.	69,949	3,803,827
Fortune Brands Home & Security, Inc.	24,900	1,491,012
Generac Holdings, Inc. (a)	12,700	2,674,366
General Dynamics Corp.	45,172	9,994,305
General Electric Co.	216,823	13,805,120
Honeywell International, Inc.	136,278	23,686,479
Howmet Aerospace, Inc.	70,386	2,213,640
Huntington Ingalls Industries, Inc.	7,400	1,611,868
IDEX Corp.	15,400	2,797,102
Illinois Tool Works, Inc.	55,500	10,114,875
Ingersoll Rand, Inc.	76,987	3,239,613
Jacobs Engineering Group, Inc.	25,943	3,298,134
JB Hunt Transport Services, Inc.	17,000	2,676,990
Johnson Controls International PLC	141,108	6,756,251
L3Harris Technologies, Inc.	38,121	9,213,846
Leidos Holdings, Inc.	27,800	2,799,738
Lockheed Martin Corp.	47,471	20,410,631
Masco Corp.	44,684	2,261,010
Nielsen Holdings PLC	66,225	1,537,745
Nordson Corp.	9,900	2,004,156
Norfolk Southern Corp.	46,887	10,656,946
Northrop Grumman Corp.	29,325	14,034,065
Old Dominion Freight Line, Inc.	18,750	4,805,250
Otis Worldwide Corp.	81,889	5,787,096
PACCAR, Inc.	70,739	5,824,649
Parker-Hannifin Corp.	26,089	6,419,199
Pentair PLC	30,404	1,391,591
Quanta Services, Inc.	29,707	3,723,475
Raytheon Technologies Corp.	297,501	28,592,821
Republic Services, Inc.	40,389	5,285,708
Robert Half International, Inc.	20,466	1,532,699
Rockwell Automation, Inc.	22,426	4,469,726
Rollins, Inc.	41,625	1,453,545
Snap-on, Inc.	9,840	1,938,775
Southwest Airlines Co. (a)	114,459	4,134,259
Stanley Black & Decker, Inc.	30,757	3,225,179
Security Description	Shares	Value
Textron, Inc.	43,633	$ 2,664,667
Trane Technologies PLC	46,184	5,997,916
TransDigm Group, Inc. (a)	10,000	5,366,700
Union Pacific Corp.	125,598	26,787,542
United Airlines Holdings, Inc. (a)	64,000	2,266,880
United Parcel Service, Inc. Class B	146,891	26,813,483
United Rentals, Inc. (a)	13,700	3,327,867
Verisk Analytics, Inc.	31,000	5,365,790
W.W. Grainger, Inc.	8,157	3,706,786
Waste Management, Inc.	76,935	11,769,516
Westinghouse Air Brake Technologies Corp.	35,266	2,894,633
Xylem, Inc.	36,458	2,850,286
		493,394,549
INFORMATION TECHNOLOGY — 26.0%
Accenture PLC Class A	126,518	35,127,723
Adobe, Inc. (a)	94,444	34,572,171
Advanced Micro Devices, Inc. (a)	324,294	24,798,762
Akamai Technologies, Inc. (a)	30,690	2,802,918
Amphenol Corp. Class A	116,440	7,496,407
Analog Devices, Inc.	105,061	15,348,361
ANSYS, Inc. (a)	16,900	4,044,001
Apple, Inc.	3,062,096	418,649,765
Applied Materials, Inc.	174,954	15,917,315
Arista Networks, Inc. (a)	43,300	4,058,942
Autodesk, Inc. (a)	43,006	7,395,312
Automatic Data Processing, Inc.	83,752	17,591,270
Broadcom, Inc.	81,591	39,637,724
Broadridge Financial Solutions, Inc.	22,100	3,150,355
Cadence Design Systems, Inc. (a)	53,900	8,086,617
CDW Corp.	27,700	4,364,412
Ceridian HCM Holding, Inc. (a)	25,000	1,177,000
Cisco Systems, Inc.	830,090	35,395,038
Citrix Systems, Inc. (a)	25,489	2,476,766
Cognizant Technology Solutions Corp. Class A	103,241	6,967,735
Corning, Inc.	152,326	4,799,792
DXC Technology Co. (a)	46,338	1,404,505
Enphase Energy, Inc. (a)	27,000	5,271,480
EPAM Systems, Inc. (a)	11,800	3,478,404
F5, Inc. (a)	11,041	1,689,715
Fidelity National Information Services, Inc.	122,991	11,274,585
Fiserv, Inc. (a)	115,424	10,269,273
FleetCor Technologies, Inc. (a)	15,300	3,214,683
Fortinet, Inc. (a)	132,000	7,468,560
Gartner, Inc. (a)	15,900	3,845,097
Global Payments, Inc.	55,468	6,136,980

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	259,453	$ 3,440,347
HP, Inc.	212,053	6,951,097
Intel Corp.	817,536	30,584,022
International Business Machines Corp.	179,995	25,413,494
Intuit, Inc.	56,637	21,830,165
Jack Henry & Associates, Inc.	13,600	2,448,272
Juniper Networks, Inc.	59,749	1,702,846
Keysight Technologies, Inc. (a)	37,200	5,128,020
KLA Corp.	29,332	9,359,255
Lam Research Corp.	27,277	11,624,094
Mastercard, Inc. Class A	171,351	54,057,813
Microchip Technology, Inc.	109,266	6,346,169
Micron Technology, Inc.	224,634	12,417,768
Microsoft Corp.	1,489,458	382,537,498
Monolithic Power Systems, Inc.	8,700	3,341,148
Motorola Solutions, Inc.	33,872	7,099,571
NetApp, Inc.	44,814	2,923,665
NortonLifeLock, Inc.	118,060	2,592,598
NVIDIA Corp.	499,376	75,700,408
NXP Semiconductors NV	52,200	7,727,166
ON Semiconductor Corp. (a)	84,500	4,251,195
Oracle Corp.	315,235	22,025,469
Paychex, Inc.	63,307	7,208,768
Paycom Software, Inc. (a)	9,100	2,549,092
PayPal Holdings, Inc. (a)	232,345	16,226,975
PTC, Inc. (a)	21,500	2,286,310
Qorvo, Inc. (a)	20,200	1,905,264
QUALCOMM, Inc.	223,926	28,604,307
Roper Technologies, Inc.	20,665	8,155,442
Salesforce, Inc. (a)	198,595	32,776,119
Seagate Technology Holdings PLC	37,424	2,673,571
ServiceNow, Inc. (a)	40,200	19,115,904
Skyworks Solutions, Inc.	33,000	3,057,120
SolarEdge Technologies, Inc. (a)	10,600	2,901,008
Synopsys, Inc. (a)	30,900	9,384,330
TE Connectivity, Ltd.	63,951	7,236,056
Teledyne Technologies, Inc. (a)	9,190	3,447,261
Teradyne, Inc. (b)	30,800	2,758,140
Texas Instruments, Inc.	184,393	28,331,984
Trimble, Inc. (a)	47,400	2,760,102
Tyler Technologies, Inc. (a)	8,100	2,693,088
VeriSign, Inc. (a)	18,201	3,045,573
Visa, Inc. Class A	328,260	64,631,111
Western Digital Corp. (a)	59,053	2,647,346
Zebra Technologies Corp. Class A (a)	10,700	3,145,265
		1,704,953,884
Security Description	Shares	Value
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	44,702	$ 10,749,937
Albemarle Corp.	22,600	4,722,948
Alcoa Corp.	1	46
Amcor PLC	302,926	3,765,370
Avery Dennison Corp.	16,770	2,714,560
Ball Corp.	61,132	4,204,048
Celanese Corp.	21,800	2,563,898
CF Industries Holdings, Inc.	40,520	3,473,780
Corteva, Inc.	142,982	7,741,045
Dow, Inc.	144,248	7,444,639
DuPont de Nemours, Inc.	101,173	5,623,195
Eastman Chemical Co.	24,636	2,211,574
Ecolab, Inc.	49,000	7,534,240
FMC Corp.	25,078	2,683,597
Freeport-McMoRan, Inc.	282,740	8,272,972
International Flavors & Fragrances, Inc.	51,876	6,179,469
International Paper Co.	73,103	3,057,898
Linde PLC	100,663	28,943,632
LyondellBasell Industries NV Class A	50,758	4,439,295
Martin Marietta Materials, Inc.	12,845	3,843,738
Mosaic Co.	69,984	3,305,344
Newmont Corp.	160,033	9,549,169
Nucor Corp.	52,648	5,496,978
Packaging Corp. of America	19,200	2,640,000
PPG Industries, Inc.	45,754	5,231,512
Sealed Air Corp.	27,223	1,571,312
Sherwin-Williams Co.	48,227	10,798,508
Vulcan Materials Co.	27,371	3,889,419
Westrock Co.	49,036	1,953,594
		164,605,717
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	29,900	4,336,397
American Tower Corp. REIT	93,018	23,774,471
AvalonBay Communities, Inc. REIT	28,469	5,530,103
Boston Properties, Inc. REIT	26,846	2,388,757
Camden Property Trust REIT	22,200	2,985,456
CBRE Group, Inc. Class A (a)	64,667	4,760,138
Crown Castle International Corp. REIT	85,258	14,355,742
Digital Realty Trust, Inc. REIT	55,900	7,257,497
Duke Realty Corp. REIT	74,000	4,066,300
Equinix, Inc. REIT	18,043	11,854,612
Equity Residential REIT	69,919	5,049,550
Essex Property Trust, Inc. REIT	12,645	3,306,794
Extra Space Storage, Inc. REIT	25,800	4,389,096
Federal Realty OP LP, REIT	12,900	1,235,046
Healthpeak Properties, Inc. REIT	101,823	2,638,234

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Host Hotels & Resorts, Inc. REIT	144,862	$ 2,271,436
Iron Mountain, Inc. REIT	57,181	2,784,143
Kimco Realty Corp. REIT	125,353	2,478,229
Mid-America Apartment Communities, Inc. REIT	23,700	4,139,679
Prologis, Inc. REIT	148,450	17,465,142
Public Storage REIT	30,835	9,641,179
Realty Income Corp. REIT	121,600	8,300,416
Regency Centers Corp. REIT	28,300	1,678,473
SBA Communications Corp. REIT	21,900	7,009,095
Simon Property Group, Inc. REIT	64,780	6,148,918
UDR, Inc. REIT	58,200	2,679,528
Ventas, Inc. REIT	77,497	3,985,671
VICI Properties, Inc. REIT	187,200	5,576,688
Vornado Realty Trust REIT	29,168	833,913
Welltower, Inc. REIT	90,719	7,470,710
Weyerhaeuser Co. REIT	143,987	4,768,849
		185,160,262
UTILITIES — 3.0%
AES Corp.	135,036	2,837,106
Alliant Energy Corp.	51,100	2,994,971
Ameren Corp.	49,604	4,482,217
American Electric Power Co., Inc.	101,609	9,748,367
American Water Works Co., Inc.	37,100	5,519,367
Atmos Energy Corp. (b)	28,800	3,228,480
CenterPoint Energy, Inc.	129,676	3,835,816
CMS Energy Corp.	56,555	3,817,463
Consolidated Edison, Inc.	71,852	6,833,125
Constellation Energy Corp.	63,594	3,641,392
Dominion Energy, Inc.	160,066	12,774,867
DTE Energy Co.	37,445	4,746,154
Duke Energy Corp.	154,492	16,563,087
Edison International	73,414	4,642,701
Entergy Corp.	38,998	4,392,735
Evergy, Inc.	45,299	2,955,760
Eversource Energy	70,217	5,931,230
Exelon Corp.	192,484	8,723,375
FirstEnergy Corp.	116,993	4,491,361
NextEra Energy, Inc.	392,756	30,422,880
NiSource, Inc.	83,704	2,468,431
Security Description	Shares	Value
NRG Energy, Inc.	45,002	$ 1,717,726
Pinnacle West Capital Corp.	20,704	1,513,877
PPL Corp.	146,019	3,961,496
Public Service Enterprise Group, Inc.	96,688	6,118,417
Sempra Energy	61,562	9,250,922
Southern Co.	209,359	14,929,390
WEC Energy Group, Inc.	64,082	6,449,213
Xcel Energy, Inc.	108,951	7,709,373
		196,701,299
TOTAL COMMON STOCKS (Cost $4,933,499,515)		6,351,687,830

SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (d) (e)	203,428,509	203,428,509
State Street Navigator Securities Lending Portfolio II (c) (f)	7,766,565	7,766,565
TOTAL SHORT-TERM INVESTMENTS (Cost $211,195,074)		211,195,074
TOTAL INVESTMENTS — 100.2% (Cost $5,144,694,589)		6,562,882,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(11,915,056)
NET ASSETS — 100.0%		$ 6,550,967,848
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1,070	09/16/2022	$200,947,112	$202,738,156	$1,791,044
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

During the period ended June 30, 2022, average notional value related to futures contracts was $179,372,571.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,351,687,830	$—	$—	$6,351,687,830
Short-Term Investments	211,195,074	—	—	211,195,074
TOTAL INVESTMENTS	$6,562,882,904	$—	$—	$6,562,882,904
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,791,044	—	—	1,791,044
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,791,044	$—	$—	$ 1,791,044
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,564,673,948	$—	$—	$6,564,673,948
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	63,678	$ 5,922,054	$ 842,360	$ —	$—	$(2,148,185)	74,878	$ 4,616,229	$ 81,143
State Street Institutional U.S. Government Money Market Fund, Class G Shares	233,022,880	233,022,880	898,457,038	928,051,409	—	—	203,428,509	203,428,509	408,408
State Street Navigator Securities Lending Portfolio II	6,637,405	6,637,405	36,069,287	34,940,127	—	—	7,766,565	7,766,565	6,286
Total		$245,582,339	$935,368,685	$962,991,536	$—	$(2,148,185)		$ 215,811,303	$495,837
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$6,347,071,601
Investments in affiliated issuers, at value	215,811,303
Total Investments	6,562,882,904
Net cash at broker	7,742,729
Cash	403,215
Receivable from broker — accumulated variation margin on futures contracts	1,793,673
Receivable for fund shares sold	90,670,000
Dividends receivable — unaffiliated issuers	4,870,004
Dividends receivable — affiliated issuers	238,208
Securities lending income receivable — unaffiliated issuers	494
Securities lending income receivable — affiliated issuers	1,086
TOTAL ASSETS	6,668,602,313
LIABILITIES
Payable upon return of securities loaned	7,766,565
Payable for investments purchased	104,569,592
Payable for fund shares repurchased	4,672,935
Administration, custody, and transfer agent fees payable	445,732
Registration and filing fees payable	5,201
Professional fees payable	44,955
Printing and postage fees payable	23,122
Accrued expenses and other liabilities	106,363
TOTAL LIABILITIES	117,634,465
NET ASSETS	$6,550,967,848
NET ASSETS CONSIST OF:
Paid-in Capital	$ 5,145,904,113
Total distributable earnings (loss)	1,405,063,735
NET ASSETS	$6,550,967,848
NET ASSET VALUE PER SHARE
Net asset value per share	$ 345.74
Shares outstanding (unlimited amount authorized, no par value)	18,947,829
Net Assets	$6,550,967,848
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,928,186,334
Investments in affiliated issuers	216,508,255
Total cost of investments	$5,144,694,589
* Includes investments in securities on loan, at value	$ 8,704,886
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 51,892,431
Dividend income — affiliated issuers	489,551
Unaffiliated securities lending income	2,484
Affiliated securities lending income	6,286
Foreign taxes withheld	(12,802)
TOTAL INVESTMENT INCOME (LOSS)	52,377,950
EXPENSES
Administration, custody, and transfer agent fees	444,020
Trustees’ fees and expenses	36,822
Licensing and Registration Fees	19,534
Professional fees	47,318
Printing and postage fees	12,158
Insurance expense	10,616
Miscellaneous expenses	65,977
TOTAL EXPENSES	636,445
NET INVESTMENT INCOME (LOSS)	$ 51,741,505
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,934,318)
Futures contracts	(44,108,867)
Net realized gain (loss)	(46,043,185)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,537,818,604)
Investments — affiliated issuers	(2,148,185)
Futures contracts	688,480
Net change in unrealized appreciation/depreciation	(1,539,278,309)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,585,321,494)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,533,579,989)
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 51,741,505	$ 81,847,416
Net realized gain (loss)	(46,043,185)	103,073,370
Net change in unrealized appreciation/depreciation	(1,539,278,309)	1,331,068,722
Net increase (decrease) in net assets resulting from operations	(1,533,579,989)	1,515,989,508
Distributions to shareholders	—	(177,080,594)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,251,846,020	2,052,984,080
Reinvestment of distributions	—	177,080,594
Cost of shares redeemed	(245,942,231)	(1,222,576,978)
Net increase (decrease) in net assets from beneficial interest transactions	1,005,903,789	1,007,487,696
Net increase (decrease) in net assets during the period	(527,676,200)	2,346,396,610
Net assets at beginning of period	7,078,644,048	4,732,247,438
NET ASSETS AT END OF PERIOD	$ 6,550,967,848	$ 7,078,644,048
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,183,653	5,317,152
Reinvestment of distributions	—	420,250
Shares redeemed	(618,093)	(3,081,038)
Net increase (decrease) from share transactions	2,565,560	2,656,364
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22(a) (Unaudited)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 432.09	$ 344.77	$ 302.40	$ 235.40	$ 261.40	$ 226.20
Income (loss) from investment operations:
Net investment income (loss) (b)	2.92	5.30	5.44	5.60	5.20	5.00
Net realized and unrealized gain (loss)	(89.27)	92.75	49.45	68.40	(17.20)	44.20
Total from investment operations	(86.35)	98.05	54.89	74.00	(12.00)	49.20
Distributions to shareholders from:
Net investment income	—	(5.07)	(5.28)	(5.20)	(5.20)	(5.40)
Net realized gains	—	(5.66)	(7.24)	(1.80)	(8.80)	(8.60)
Total distributions	—	(10.73)	(12.52)	(7.00)	(14.00)	(14.00)
Net asset value, end of period	$ 345.74	$ 432.09	$ 344.77	$ 302.40	$ 235.40	$ 261.40
Total return (c)	(19.98)%	28.52%	18.30%	31.41%	(4.42)%	21.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,550,968	$7,078,644	$4,732,247	$3,223,997	$2,634,533	$2,199,181
Ratios to average net assets:
Total expenses	0.02%(d)	0.02%	0.02%	0.03%	0.03%	0.03%
Net expenses	0.02%(d)	0.02%	0.02%	0.02%	0.02%	0.03%
Net investment income (loss)	1.51%(d)	1.34%	1.79%	2.01%	1.93%	1.98%
Portfolio turnover rate	0%(e)(f)	6%	6%	21%	8%	30%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.50%.
(f)	Not annualized.
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2022
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	47.11%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022, is disclosed in the Portfolio’s Schedule of Investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$1,793,673	$—	$1,793,673

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(44,108,867)	$—	(44,108,867)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$688,480	$—	$688,480
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2023, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis. The expense limitation is inclusive of the allocation of expenses from the Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board.
For the period ended June 30, 2022, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Effective January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, the Fund/Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022, are disclosed in the Schedule of Investments.
The Adviser has agreed to make a voluntary contribution to the Fund during the period ended June 30, 2022 in the amount of $1,381,224 related to an accounting matter.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2022 were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$944,891,669	$27,481,649
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$2,638,103,072	$ 446,955,086	$ —	$ 446,955,086
State Street Equity 500 Index II Portfolio	5,200,232,988	1,553,458,358	189,017,398	1,364,440,960
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 8,704,886	$ 7,766,565	$ 1,230,435	$ 8,997,000
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2022:
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$7,766,565	$—	$—	$—	$7,766,565	$7,766,565
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Portfolio had no outstanding loans as of June 30, 2022.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2022.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.15%	$799.90	$0.67	$1,024.10	$0.75
Service Shares	0.25	799.50	1.12	1,023.60	1.25
Class R Shares	0.60	798.10	2.67	1,021.80	3.01
Class A Shares	0.45	798.70	2.01	1,022.60	2.26
Class I Shares	0.20	799.70	0.89	1,023.80	1.00
Class K Shares	0.00	800.50	0.00	1,024.80	0.00
State Street Equity 500 Index II Portfolio	0.02	800.20	0.09	1,024.70	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund and Portfolio has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund and Portfolio's liquidity risk, based on factors specific to the circumstances of the Fund and Portfolio. Liquidity risk is defined as the risk that a Fund or Portfolio could not meet redemption requests without significant dilution of remaining investors' interests in the Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund and/or Portfolio's prospectus for more information regarding the Fund and/or Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Fund and/or Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Fund and Portfolio have adopted the proxy voting policies of the Adviser. A description of the Fund's and Portfolio's proxy voting policies and procedures that are used by the Fund's and Portfolio's investment Adviser to vote proxies relating to Fund's and Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund and Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's and Portfolio's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund, which is a feeder fund for which the Portfolio serves as the master fund in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund and Portfolio; and
_______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Fund and Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund and Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and Portfolio and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and Portfolio and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund and Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund and Portfolio by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund and Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund and Portfolio, and transfer agent of the Portfolio, and the role of the Adviser in managing the Fund’s and Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund and Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s and Portfolio’s Adviser and Administrator, with respect to its operations relating to the Fund and Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund and Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund and Portfolio, and transfer agent for the Portfolio, with respect to its operations relating to the Fund and Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund and Portfolio (the “Distributor”), with respect to its operations relating to the Fund and Portfolio, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund and Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and Portfolio and the investment strategies used in pursuing the Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund and Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund and Portfolio. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund and Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s and Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund and Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

following performance information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods and was above its Lipper Index for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund and Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. In the case of the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolio does not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund and Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund and Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund and Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund and Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund or Portfolio at this time.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
36

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEQTY500SAR

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$12,614,653,097
Receivable from Adviser	5,827
TOTAL ASSETS	12,614,658,924
LIABILITIES
Administration fees payable	587,914
Shareholder servicing fee payable	166,599
Distribution fees payable	32,756
Transfer agent fees payable	71,679
Registration and filing fees payable	82,226
Professional fees payable	29,032
Printing fees payable	33,826
Distribution payable	2,616,677
Accrued expenses and other liabilities	208,835
TOTAL LIABILITIES	3,829,544
NET ASSETS	$12,610,829,380
NET ASSETS CONSIST OF:
Paid-in Capital	$ 12,615,811,424
Total distributable earnings (loss)	(4,982,044)
NET ASSETS	$12,610,829,380
Administration Class
Net Assets	$ 720,508,457
Shares Outstanding	720,616,204
Net asset value, offering and redemption price per share	$ 0.9999
Bancroft Capital Class
Net Assets	$ 49,985
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 0.9997
Institutional Class
Net Assets	$ 126,914,062
Shares Outstanding	126,906,949
Net asset value, offering and redemption price per share	$ 1.0001
Investment Class
Net Assets	$ 6,056
Shares Outstanding	6,056
Net asset value, offering and redemption price per share	$ 1.0000
Investor Class
Net Assets	$ 59,260,857
Shares Outstanding	59,264,766
Net asset value, offering and redemption price per share	$ 0.9999
Opportunity Class
Net Assets	$ 49,987
Shares Outstanding	50,001
Net asset value, offering and redemption price per share	$ 0.9997
Premier Class
Net Assets	$ 11,209,266,526
Shares Outstanding	11,210,044,151
Net asset value, offering and redemption price per share	$ 0.9999
Trust Class
Net Assets	$ 494,773,450
Shares Outstanding	494,777,014
Net asset value, offering and redemption price per share	$ 1.0000
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$12,618,710,478
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$35,954,338
Expenses allocated from affiliated Portfolio	(4,190,212)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	31,764,126
EXPENSES
Administration fees
Administration Class	180,908
Bancroft Capital Class	12
Institutional Class	21,331
Investment Class	2
Investor Class	28,234
Opportunity Class	13
Premier Class	2,950,459
Trust Class	135,244
Shareholder servicing fees
Administration Class	723,635
Bancroft Capital Class	7
Institutional Class	12,798
Investment Class	7
Investor Class	45,175
Opportunity Class	7
Trust Class	156,883
Distribution fees
Administration Class	180,908
Investment Class	4
Custodian fees	35,478
Trustees’ fees and expenses	10,463
Transfer agent fees	147,584
Registration and filing fees	67,110
Professional fees and expenses	35,806
Printing and postage fees	31,825
Insurance expense	26,331
Miscellaneous expenses	44,731
TOTAL EXPENSES	4,834,955
Expenses waived/reimbursed by the Adviser	(262,722)
NET EXPENSES	4,572,233
NET INVESTMENT INCOME (LOSS)	$27,191,893
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	281,282
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(3,529,868)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,248,586)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,943,307
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 27,191,893	$ 7,596,106
Net realized gain (loss)	281,282	328,885
Net change in unrealized appreciation/depreciation	(3,529,868)	(1,003,186)
Net increase (decrease) in net assets resulting from operations	23,943,307	6,921,805
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(1,025,288)	—
Bancroft Capital Class (a)	(100)	(1)
Institutional Class	(203,008)	(28,289)
Investment Class	(6)	—
Investor Class	(189,012)	(790)
Opportunity Class (b)	(100)	(1)
Premier Class	(24,743,160)	(7,534,333)
Trust Class	(1,049,488)	(32,775)
Total distributions to shareholders	(27,210,162)	(7,596,189)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	2,402,789,907	5,957,484,888
Reinvestment of distributions	377,799	—
Shares redeemed	(2,346,001,278)	(5,861,507,676)
Net increase (decrease) from capital share transactions	57,166,428	95,977,212
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Institutional Class
Shares sold	78,721,386	77,199,894
Reinvestment of distributions	176,729	6,990
Shares redeemed	(32,564,911)	(150,369,173)
Net increase (decrease) from capital share transactions	46,333,204	(73,162,289)
Investment Class
Reinvestment of distributions	6	—
Shares redeemed	(149)	—
Net increase (decrease) from capital share transactions	(143)	—
Investor Class
Shares sold	231,874,501	408,609,297
Reinvestment of distributions	124,366	381
Shares redeemed	(304,509,663)	(374,710,475)
Net increase (decrease) from capital share transactions	(72,510,796)	33,899,203
Opportunity Class (b)
Shares sold	—	50,001
Net increase (decrease) from capital share transactions	—	50,001
Premier Class
Shares sold	55,289,584,324	113,078,030,118
Reinvestment of distributions	20,345,184	6,680,516
Shares redeemed	(55,743,891,712)	(116,292,575,431)
Net increase (decrease) from capital share transactions	(433,962,204)	(3,207,864,797)
Trust Class
Shares sold	4,188,443,466	7,081,187,234
Reinvestment of distributions	648,788	21,904
Shares redeemed	(4,107,312,554)	(7,120,423,609)
Net increase (decrease) from capital share transactions	81,779,700	(39,214,471)
Net increase (decrease) in net assets from beneficial interest transactions	(321,193,811)	(3,190,265,141)
Net increase (decrease) in net assets during the period	(324,460,666)	(3,190,939,525)
Net assets at beginning of period	12,935,290,046	16,126,229,571
NET ASSETS AT END OF PERIOD	$ 12,610,829,380	$ 12,935,290,046
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	2,402,927,265	5,956,707,098
Reinvestment of distributions	377,824	—
Shares redeemed	(2,346,143,764)	(5,860,743,263)
Net increase (decrease) from share transactions	57,161,325	95,963,835
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Institutional Class
Shares sold	78,716,640	77,170,375
Reinvestment of distributions	176,705	6,987
Shares redeemed	(32,558,434)	(150,309,629)
Net increase (decrease) from share transactions	46,334,911	(73,132,267)
Investment Class
Reinvestment of distributions	6	—
Shares redeemed	(149)	—
Net increase (decrease) from share transactions	(143)	—
Investor Class
Shares sold	231,880,435	408,507,253
Reinvestment of distributions	124,373	381
Shares redeemed	(304,512,105)	(374,613,664)
Net increase (decrease) from share transactions	(72,507,297)	33,893,970
Opportunity Class (b)
Shares sold	—	50,001
Net increase (decrease) from share transactions	—	50,001
Premier Class
Shares sold	55,290,401,602	113,051,301,766
Reinvestment of distributions	20,345,573	6,678,864
Shares redeemed	(55,745,237,773)	(116,265,052,910)
Net increase (decrease) from share transactions	(434,490,598)	(3,207,072,280)
Trust Class
Shares sold	4,188,307,963	7,079,718,262
Reinvestment of distributions	648,758	21,899
Shares redeemed	(4,107,288,673)	(7,118,962,285)
Net increase (decrease) from share transactions	81,668,048	(39,222,124)
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0014	0.0000(b)	0.0039	0.0206	0.0174	0.0080
Net realized and unrealized gain (loss)	(0.0002)	(0.0001)	—	(0.0001)	(0.0001)	0.0000(b)
Total from investment operations	0.0012	(0.0001)	0.0039	0.0205	0.0173	0.0080
Distributions to shareholders from:
Net investment income	(0.0013)	—	(0.0039)	(0.0203)	(0.0174)	(0.0080)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0013)	—	(0.0039)	(0.0203)	(0.0174)	(0.0080)
Net asset value, end of period	$ 0.9999	$ 1.0000	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000
Total return (c)	0.12%	(0.01)%	0.39%	2.07%	1.75%	0.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$720,508	$663,480	$567,550	$613,074	$956,750	$831,606
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.37%	0.38%	0.37%	0.37%
Net expenses	0.30%(d)	0.17%	0.32%	0.37%	0.37%	0.37%
Net investment income (loss)	0.28%(d)	0.00%(e)	0.43%	2.06%	1.74%	0.80%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0020	0.0000(b)
Net realized and unrealized gain (loss)	(0.0002)	(0.0001)
Total from investment operations	0.0018	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0000)(b)
Net asset value, end of period	$ 0.9997	$ 0.9999
Total return (c)	0.18%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%(d)
Net expenses	0.14%(d)	0.15%(d)
Net investment income (loss)	0.41%(d)	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/6/18*- 12/31/18
Net asset value, beginning of period	$ 1.0003	$ 1.0003	$ 1.0002	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0023	0.0001	0.0054	0.0217	0.0108
Net realized and unrealized gain (loss)	(0.0005)	0.0001	0.0002	0.0009	0.0001
Total from investment operations	0.0018	0.0002	0.0056	0.0226	0.0109
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0002)	(0.0055)	(0.0225)	(0.0108)
Net asset value, end of period	$ 1.0001	$ 1.0003	$ 1.0003	$ 1.0002	$ 1.0001
Total return (b)	0.18%	0.02%	0.56%	2.28%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$126,914	$ 80,594	$153,757	$183,304	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%(c)	0.15%	0.15%	0.16%	0.15%(c)
Net expenses	0.15%(c)	0.15%	0.15%	0.15%	0.15%(c)
Net investment income (loss)	0.47%(c)	0.03%	0.57%	2.17%	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0002	$1.0002	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0010	0.0000	0.0036	0.0201	0.0164	0.0070
Net realized and unrealized gain (loss)	(0.0002)	—	—	(0.0003)	0.0001	(0.0001)
Total from investment operations	0.0008	0.0000(b)	0.0036	0.0198	0.0165	0.0069
Distributions to shareholders from:
Net investment income	(0.0010)	—	(0.0036)	(0.0196)	(0.0164)	(0.0070)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0010)	—	(0.0036)	(0.0196)	(0.0164)	(0.0070)
Net asset value, end of period	$ 1.0000	$1.0002	$ 1.0002	$ 1.0002	$ 1.0000	$ 0.9999
Total return (c)	0.08%	0.00%(d)	0.37%	1.99%	1.67%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6	$ 6	$ 6	$ 12	$ 23	$ 5,547
Ratios to Average Net Assets:
Total expenses	0.48%(e)	0.48%	0.45%	0.47%	0.47%	0.47%
Net expenses	0.35%(e)	0.17%	0.35%	0.45%	0.47%	0.47%
Net investment income (loss)	0.20%(e)	(0.03)%	0.38%	2.01%	1.18%	0.70%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0017	0.0000(b)	0.0049	0.0219	0.0191	0.0055
Net realized and unrealized gain (loss)	(0.0001)	(0.0001)	0.0002	0.0003	—	(0.0001)
Total from investment operations	0.0016	(0.0001)	0.0051	0.0222	0.0191	0.0054
Voluntary expense reimbursement from Affiliate	—	—	—	—	—	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0000)(b)	(0.0050)	(0.0220)	(0.0191)	(0.0055)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0018)	(0.0000)(b)	(0.0050)	(0.0220)	(0.0191)	(0.0055)
Net asset value, end of period	$ 0.9999	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	0.16%	(0.01)%	0.51%	2.24%	1.92%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 59,261	$131,790	$ 97,898	$ 36,424	$ 40,881	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.21%	0.20%	0.20%(d)
Net expenses	0.19%(d)	0.17%	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.33%(d)	0.00%(e)	0.57%	2.19%	1.95%	1.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0020	0.0000(b)
Net realized and unrealized gain (loss)	(0.0002)	(0.0001)
Total from investment operations	0.0018	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0000)(b)
Net asset value, end of period	$ 0.9997	$ 0.9999
Total return (c)	0.18%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%(d)
Net expenses	0.14%(d)	0.15%(d)
Net investment income (loss)	0.40%(d)	0.00%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0021	0.0004	0.0058	0.0223	0.0199	0.0105
Net realized and unrealized gain (loss)	(0.0002)	—	0.0001	0.0007	—	(0.0002)
Total from investment operations	0.0019	0.0004	0.0059	0.0230	0.0199	0.0103
Distributions to shareholders from:
Net investment income	(0.0021)	(0.0005)	(0.0058)	(0.0228)	(0.0199)	(0.0105)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0021)	(0.0005)	(0.0058)	(0.0228)	(0.0199)	(0.0105)
Net asset value, end of period	$ 0.9999	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	0.19%	0.04%	0.59%	2.32%	2.00%	1.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,209,267	$11,646,151	$14,854,601	$20,188,261	$9,489,591	$8,303,222
Ratios to Average Net Assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.13%	0.12%	0.12%
Net expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.41%(d)	0.06%	0.67%	2.23%	2.00%	1.06%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0001	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0019	0.0001	0.0052	0.0226	0.0193	0.0099
Net realized and unrealized gain (loss)	(0.0002)	(0.0001)	0.0001	(0.0003)	0.0001	(0.0001)
Total from investment operations	0.0017	—	0.0053	0.0223	0.0194	0.0098
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)	(0.0052)	(0.0222)	(0.0193)	(0.0099)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0018)	(0.0001)	(0.0052)	(0.0222)	(0.0193)	(0.0099)
Net asset value, end of period	$ 1.0000	$ 1.0001	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999
Total return (c)	0.17%	(0.00)%(d)	0.53%	2.26%	1.96%	0.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$494,773	$413,169	$452,418	$597,353	$704,123	$764,391
Ratios to Average Net Assets:
Total expenses	0.18%(e)	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.18%(e)	0.17%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)	0.38%(e)	0.01%	0.51%	2.26%	1.91%	0.97%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Investment Class Administration Class Trust Class Investor Class Institutional Class Bancroft Capital Class Opportunity Class Service Class	August 12, 2004 October 15, 2007 August 29, 2016 August 29, 2016 July 13, 2017 July 6, 2018 October 13, 2021 October 28, 2021 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended June 30, 2022, the Adviser contractually waived fees in the amount of $5,887.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2022 were $256,835.
As of June 30, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$1,404,801
12/31/2025	$ 256,835
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2022, the Fund's Administration Class shares and Investment Class shares paid $180,908 and $4, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class, Investor Class shares, Trust Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.020%, 0.08%, 0.08%, 0.058% and 0.08%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares, respectively. During the period ended June 30, 2022, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares paid SSGA FD $12,798, $7, $723,635, $7, $45,175, $156,883 and $7, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$12,618,710,478	$—	$4,057,381	$(4,057,381)
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

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STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.30%	$1,001.20	$1.49	$1,023.30	$1.51
Bancroft Capital Class	0.13	1,001.80	0.65	1,024.10	0.65
Institutional Class	0.15	1,001.80	0.74	1,024.10	0.75
Investment Class	0.37	1,001.40	1.84	1,023.00	1.86
Investor Class	0.19	1,001.60	0.94	1,023.90	0.95
Opportunity Class	0.14	1,001.80	0.69	1,024.10	0.70
Premier Class	0.12	1,001.90	0.60	1,024.20	0.60
Trust Class	0.17	1,001.70	0.84	1,024.00	0.85
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1-, 3- and 10-year periods and was below the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Certificates Of Deposit	31.0%
Other Notes	28.5
Financial Company Commercial Paper	17.2
Asset Backed Commercial Paper	11.5
Other Repurchase Agreements	7.6
Treasury Repurchase Agreements	1.9
Government Agency Repurchase Agreements	1.6
Treasury Debt	0.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	31.8%
2 to 30 Days	24.3
31 to 60 Days	10.5
61 to 90 Days	4.9
Over 90 Days	28.4
Total	99.9%
Average days to maturity	14
Weighted average life	56
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—11.5%
Anglesea Funding LLC	1.580%	07/06/2022	07/06/2022	$ 100,000,000	$ 99,973,733
Antalis SA	0.380%	07/06/2022	07/06/2022	120,110,000	120,077,951
Barclays Bank PLC	1.580%	07/05/2022	07/05/2022	100,000,000	99,977,486
Barton Capital SA	1.580%	07/01/2022	07/01/2022	45,000,000	44,998,057
Barton Capital SA	1.770%	09/06/2022	09/06/2022	75,000,000	74,696,975
Collateralized Commercial Paper V Co. LLC, SOFR + 0.43%	1.940%	07/01/2022	11/14/2022	152,000,000	152,000,000
Ionic Capital III Trust	1.650%	07/20/2022	07/20/2022	50,000,000	49,954,861
Legacy Capital Co. LLC	1.950%	10/06/2022	10/06/2022	140,000,000	139,053,701
Legacy Capital Co. LLC, SOFR + 0.35%%(a)	1.860%	07/01/2022	08/12/2022	50,000,000	50,004,090
Legacy Capital Co., LLC	1.660%	08/24/2022	08/24/2022	56,000,000	55,825,894
LMA-Americas LLC	2.120%	11/18/2022	11/18/2022	41,000,000	40,545,871
Mackinac Funding Co., LLC	1.710%	09/20/2022	09/20/2022	50,000,000	49,742,953
Mountcliff Funding LLC	1.610%	07/01/2022	07/01/2022	110,000,000	109,995,251
Mountcliff Funding LLC, SOFR + 0.19%%(a)	1.650%	07/01/2022	07/22/2022	29,000,000	29,000,166
Mountcliff Funding LLC, SOFR + 0.50%(a)	2.020%	07/01/2022	10/03/2022	50,000,000	50,000,000
Mountcliff Funding LLC, SOFR + 0.50%(a)	2.020%	07/01/2022	10/07/2022	95,000,000	95,000,000
Regatta Funding Co. LLC	1.250%	07/22/2022	07/22/2022	150,000,000	149,961,105
Ridgefield Funding Co. LLC	1.680%	09/12/2022	09/12/2022	41,000,000	40,818,550
TOTAL ASSET BACKED COMMERCIAL PAPER					1,451,626,644
CERTIFICATES OF DEPOSIT—31.0%
Bank of Montreal(b)	0.185%	07/05/2022	07/05/2022	100,000,000	99,980,641
Bank of Montreal, SOFR + 0.15%(c)	1.660%	07/01/2022	08/02/2022	50,000,000	49,997,945
Bank of Montreal, SOFR + 0.15%(c)	1.660%	07/01/2022	09/29/2022	100,000,000	99,953,935
Bank of Nova Scotia(b)	0.200%	09/28/2022	09/28/2022	125,000,000	124,395,960
Bank of Nova Scotia, SOFR + 0.25%	1.760%	07/01/2022	02/17/2023	75,000,000	74,864,603
Barclays Bank PLC	2.230%	12/01/2022	12/01/2022	150,000,000	149,717,073
Barclays Bank PLC, SOFR + 0.23%	1.770%	07/01/2022	10/21/2022	125,000,000	124,920,204
Canadian Imperial Bank of Commerce, SOFR + 0.16%%	1.670%	07/01/2022	08/12/2022	100,000,000	99,991,300
Canadian Imperial Bank of Commerce, SOFR + 0.25%	1.760%	07/01/2022	02/14/2023	75,000,000	74,870,754
Canadian Imperial Bank of Commerce, SOFR + 0.30%(c)	1.810%	07/01/2022	01/06/2023	100,000,000	99,910,786
Citibank NA	2.670%	03/03/2023	03/03/2023	82,500,000	82,231,621
Cooperatieve Rabobank UA, SOFR + 0.42%	1.930%	07/01/2022	12/30/2022	14,500,000	14,494,870
Credit Agricole Corporate & Investment Bank SA	1.560%	08/12/2022	08/12/2022	46,750,000	46,738,933
Credit Agricole Corporate & Investment Bank SA	1.790%	09/21/2022	09/21/2022	100,000,000	99,924,419
Credit Industriel et Commercial, SOFR + 0.35%	1.860%	07/01/2022	10/12/2022	83,000,000	82,995,897
Credit Suisse AG	1.520%	08/09/2022	08/09/2022	100,000,000	99,968,154
Credit Suisse AG	1.660%	08/26/2022	08/26/2022	69,500,000	69,468,371
Goldman Sachs Bank USA, SOFR + 0.19%	1.678%	07/01/2022	07/18/2022	82,000,000	82,001,806
Goldman Sachs Bank USA, SOFR + 0.20%	1.710%	07/01/2022	08/15/2022	125,000,000	124,992,766
KBC Bank NV	1.560%	07/01/2022	07/01/2022	100,000,000	100,000,038
KBC Bank NV	1.560%	07/07/2022	07/07/2022	75,000,000	75,000,000
Mizuho Bank Ltd., SOFR + 0.16%	1.680%	07/01/2022	07/20/2022	100,000,000	99,999,514
Mizuho Bank, Ltd.	1.200%	07/21/2022	07/21/2022	100,000,000	99,974,076
MUFG Bank Ltd., SOFR + 0.19%	1.710%	07/01/2022	07/28/2022	125,000,000	124,998,725
MUFG Bank, Ltd.(b)	0.320%	08/08/2022	08/08/2022	125,000,000	124,802,026
MUFG Bank, Ltd., SOFR + 0.40%%	1.920%	07/01/2022	10/06/2022	24,100,000	24,101,746
MUFG Bank, Ltd., SOFR + 0.40%%	1.920%	07/01/2022	10/07/2022	33,200,000	33,202,239
MUFG Bank, Ltd., SOFR + 0.45%	1.960%	07/01/2022	11/21/2022	150,000,000	150,004,101
Natixis SA, SOFR + 0.46%%	1.970%	07/01/2022	12/29/2022	41,000,000	40,995,874
Nordea Bank Abp, SOFR + 0.16%	1.680%	07/01/2022	08/15/2022	50,000,000	49,995,513
Nordea Bank Abp, SOFR + 0.42%	1.960%	07/01/2022	12/01/2022	45,000,000	44,989,655
Nordea Bank Abp, SOFR + 0.42%	1.960%	07/01/2022	12/07/2022	125,000,000	124,966,793
Norinchukin BK NY BR, SOFR + 0.29%	1.800%	07/01/2022	07/28/2022	91,250,000	91,255,658
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Standard Chartered Bank, SOFR + 0.40%	1.910%	07/01/2022	10/21/2022	$ 55,500,000	$ 55,501,411
Sumitomo Mitsui Banking Corp.	1.150%	07/18/2022	07/18/2022	75,000,000	74,982,789
Sumitomo Mitsui Banking Corp., SOFR + 0.16%	1.670%	07/01/2022	07/11/2022	57,500,000	57,501,472
Sumitomo Mitsui Banking Corp., SOFR + 0.18%	1.720%	07/01/2022	08/05/2022	100,000,000	99,997,575
Sumitomo Mitsui Banking Corp., SOFR + 0.21%	1.720%	07/01/2022	10/11/2022	57,500,000	57,475,382
Sumitomo Mitsui Banking Corp., SOFR + 0.45%	1.960%	07/01/2022	12/05/2022	145,000,000	144,956,293
Sumitomo Mitsui Trust Bank Ltd.	1.550%	07/07/2022	07/07/2022	150,000,000	150,000,000
Svenska Handelsbanken, SOFR + 0.45%	1.970%	07/01/2022	04/04/2023	75,250,000	75,143,770
Swedbank AB	1.590%	09/06/2022	09/06/2022	75,000,000	74,945,678
Toronto-Dominion Bank	2.000%	07/01/2022	02/28/2023	80,000,000	79,965,374
Westpac Banking Corp., SOFR + 0.13%(c)	1.670%	07/01/2022	07/15/2022	31,000,000	31,000,058
Westpac Banking Corp., SOFR + 0.20%	1.740%	07/01/2022	01/20/2023	125,000,000	124,762,108
TOTAL CERTIFICATES OF DEPOSIT					3,911,937,906
FINANCIAL COMPANY COMMERCIAL PAPER—17.2%
Australia & New Zealand Banking Group, Ltd., SOFR + 0.36%(a)	1.870%	07/01/2022	10/27/2022	49,250,000	49,255,038
Australia & New Zealand Banking Group, Ltd., SOFR + 0.40%(a)	1.910%	07/01/2022	12/01/2022	50,000,000	49,991,084
Bank of Montreal	1.630%	07/19/2022	07/19/2022	125,000,000	124,895,302
Bank of Nova Scotia, SOFR + 0.16%%(a)	1.670%	07/01/2022	08/11/2022	150,000,000	149,988,061
Barclays Bank UK PLC	1.600%	07/07/2022	07/07/2022	50,000,000	49,984,542
BNG Bank NV	1.570%	07/01/2022	07/01/2022	25,000,000	24,998,928
BNP Paribas SA, SOFR + 0.40%%	1.910%	07/01/2022	11/04/2022	75,000,000	75,015,229
HSBC Bank PLC, SOFR + 0.21%(a)	1.730%	07/01/2022	10/14/2022	105,000,000	105,000,000
HSBC Bank PLC, SOFR + 0.25%(a)	1.770%	07/01/2022	02/10/2023	27,000,000	26,951,403
ING U.S. Funding LLC	1.080%	07/28/2022	07/28/2022	75,000,000	74,901,417
Lloyds Bank PLC	1.340%	07/25/2022	07/25/2022	111,750,000	111,620,091
Macquarie Bank, Ltd., SOFR + 0.23%%(a)	1.750%	07/01/2022	08/02/2022	100,000,000	100,002,553
National Australia Bank Ltd., SOFR + 0.37%(a)	1.880%	07/01/2022	10/03/2022	72,250,000	72,255,119
National Australia Bank, Ltd, SOFR + 0.42%(a)	1.930%	07/01/2022	12/08/2022	33,000,000	32,994,554
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.20%%(a)	1.710%	07/01/2022	10/20/2022	75,000,000	74,945,522
Royal Bank of Canada, SOFR + 0.45%%(a)	1.960%	07/01/2022	04/03/2023	125,000,000	124,860,015
Skandinaviska Enskilda Banken AB	1.830%	10/05/2022	10/05/2022	90,000,000	89,468,197
Skandinaviska Enskilda Banken AB, SOFR + 0.50%%(a)	2.020%	07/01/2022	10/24/2022	37,500,000	37,509,975
Swedbank AB	1.070%	07/27/2022	07/27/2022	63,000,000	62,925,581
Toronto Dominion Bank	1.710%	07/01/2022	11/01/2022	100,000,000	99,957,574
Toronto Dominion Bank	2.000%	07/01/2022	03/29/2023	50,000,000	49,969,705
Toyota Finance Australia, Ltd.	1.780%	09/06/2022	09/06/2022	112,750,000	112,315,750
UBS AG, SOFR + 0.19%(a),(c)	1.700%	07/01/2022	07/13/2022	125,000,000	125,001,261
UBS AG, SOFR + 0.51%(a)	1.764%	07/01/2022	02/17/2023	56,500,000	56,469,052
Westpac Banking Corp.	1.030%	07/19/2022	07/19/2022	70,000,000	69,939,707
Westpac Banking Corp.	1.090%	07/27/2022	07/27/2022	69,500,000	69,413,108
Westpac Banking Corp., SOFR + 0.40%(a)	1.910%	07/01/2022	11/23/2022	40,000,000	39,996,914
Westpac Banking Corp., SOFR + 0.50%(a)	2.010%	07/01/2022	03/21/2023	55,000,000	54,970,373
Westpac Banking Corp., SOFR + 0.50%(a)	2.010%	07/01/2022	03/24/2023	50,000,000	49,971,667
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,165,567,722
OTHER NOTES—28.5%
ABN AMRO Bank NV	1.580%	06/29/2022	07/06/2022	100,000,000	100,000,000
ABN AMRO Bank NV	1.580%	06/30/2022	07/07/2022	150,000,000	150,000,000
Abu Dhabi International Bank	1.570%	06/30/2022	07/01/2022	440,069,000	440,069,000
Australia & New Zealand Banking Group Ltd.	1.570%	06/30/2022	07/01/2022	358,000,000	358,000,000
Bank of Montreal	1.580%	06/30/2022	07/07/2022	150,000,000	150,000,000
BNP Paribas Securities Corp.	1.550%	06/30/2022	07/01/2022	200,000,000	200,000,000
Citibank NA	1.560%	06/30/2022	07/01/2022	175,001,000	175,001,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Credit Agricole Corporate & Investment Bank SA	1.560%	06/30/2022	07/01/2022	$ 25,000,000	$ 25,000,000
ING Bank NV	1.590%	06/24/2022	07/01/2022	50,000,000	50,000,000
ING Bank NV	1.590%	06/28/2022	07/05/2022	100,000,000	100,000,000
KBC Bank NV	1.570%	06/30/2022	07/01/2022	400,000,000	400,000,000
Mizuho Bank Ltd.	1.570%	06/30/2022	07/01/2022	400,000,000	400,000,000
Royal Bank of Canada	1.570%	06/30/2022	07/01/2022	375,000,000	375,000,000
Skandinaviska Enskilda Banken AB	1.560%	06/30/2022	07/01/2022	475,000,000	475,000,000
Toronto-Dominion Bank	1.580%	06/29/2022	07/06/2022	50,000,000	50,000,000
Toronto-Dominion Bank	1.580%	06/30/2022	07/07/2022	100,000,000	100,000,000
Toyota Motor Credit Corp., SOFR + 0.28%(c)	1.800%	07/01/2022	12/14/2022	50,000,000	49,917,615
TOTAL OTHER NOTES					3,597,987,615
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—1.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 8.676% due 04/25/2024 – 05/25/2057, valued at $214,920,000); expected proceeds $199,008,844	1.600%	07/01/2022	07/01/2022	199,000,000	199,000,000
TREASURY REPURCHASE AGREEMENTS—1.9%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2022 (collateralized by a U.S. Treasury Bill, 0.000% due 10/06/2022, a U.S. Treasury Bond, 3.000% due 02/15/2049, U.S. Treasury Notes, 0.625% – 1.125% due 02/29/2028 – 05/15/2030, U.S. Treasury Strips, 0.000% due 02/15/2027 – 05/15/2032, and various Corporate Bonds, 0.000% – 8.000% due 09/06/2022 – 01/01/2999, valued at $153,588,480); expected proceeds $148,046,908	1.630%	07/06/2022	07/06/2022	148,000,000	148,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.250% due 03/31/2023 – 11/15/2025, valued at $102,000,006); expected proceeds $100,002,778	1.000%	07/01/2022	07/01/2022	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					248,000,000
OTHER REPURCHASE AGREEMENTS—7.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.300% – 10.875% due 11/01/2022 – 06/15/2052, valued at $109,297,185); expected proceeds $102,150,000	1.720%	07/01/2022	07/01/2022	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2022 (collateralized by various Corporate Bonds, 0.000% – 10.500% due 08/01/2024 – 02/01/2032, valued at $143,750,354); expected proceeds $125,404,167	1.940%	07/01/2022	08/16/2022	125,000,000	125,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $99,963,209); expected proceeds $91,004,348	1.720%	07/01/2022	07/01/2022	91,000,000	91,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% due 05/25/2060, a Federal National Mortgage Association, 1.844% due 07/25/2032, Government National Mortgage Associations, 1.221% – 3.000% due 02/20/2051 – 05/20/2072, and various Corporate Bonds, 1.625% – 2.125% due 02/13/2023 – 03/15/2024, valued at $41,067,615); expected proceeds $40,182,000	1.820%	07/01/2022	09/08/2022	$ 40,000,000	$ 40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by a U.S. Treasury Bond, 2.500% due 02/15/2045, and various Corporate Bonds, 0.000% – 8.000% due 07/01/2023 – 02/01/2029, valued at $80,300,045); expected proceeds $73,487,437	2.020%	07/01/2022	10/07/2022	73,000,000	73,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2022 (collateralized by a U.S. Treasury Note, 0.125% due 03/31/2023, a Common Stock, and various Corporate Bonds, 0.975% – 10.625% due 01/17/2023 – 01/01/2999, valued at $214,392,847); expected proceeds $200,063,389	1.630%	07/01/2022	07/01/2022	200,000,000	200,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2022 (collateralized by a U.S. Treasury Bill, 0.000% due 10/06/2022, a U.S. Treasury Note, 0.625% due 05/15/2030, U.S. Treasury Strips, 0.000% due 08/15/2028 – 02/15/2031, and various Corporate Bonds, 0.000% – 5.450% due 10/25/2022 – 01/01/2999, valued at $34,646,916); expected proceeds $32,010,142	1.630%	07/05/2022	07/06/2022	32,000,000	32,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $54,090,935); expected proceeds $50,002,292	1.650%	07/01/2022	07/01/2022	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by various Common Stocks, valued at $108,000,000); expected proceeds $100,621,444	1.880%	07/01/2022	10/07/2022	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2022 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,248,578	1.880%	07/01/2022	10/14/2022	40,000,000	40,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2022 (collateralized by various Corporate Bonds, 1.162% – 6.950% due 08/15/2022 – 05/15/2055, valued at $23,745,203); expected proceeds $22,007,144	1.670%	07/01/2022	07/05/2022	22,000,000	22,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Corporate Bonds, 1.844% – 6.250% due 03/15/2023 – 06/01/2047, valued at $95,595,942); expected proceeds $86,003,918	1.640%	07/01/2022	07/01/2022	$ 86,000,000	$ 86,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					959,000,000
TOTAL INVESTMENTS –99.9% (Cost $12,612,093,680)(d)					12,608,036,298
Other Assets in Excess of Liabilities —0.1%					6,618,752
NET ASSETS –100.0%					$ 12,614,655,050
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate represents annualized yield at date of purchase.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,451,626,644	$—	$ 1,451,626,644
Certificates Of Deposit	—	3,911,937,906	—	3,911,937,906
Financial Company Commercial Paper	—	2,165,567,722	—	2,165,567,722
Other Notes	—	3,597,987,615	—	3,597,987,615
Treasury Debt	—	74,916,411	—	74,916,411
Government Agency Repurchase Agreements	—	199,000,000	—	199,000,000
Treasury Repurchase Agreements	—	248,000,000	—	248,000,000
Other Repurchase Agreements	—	959,000,000	—	959,000,000
Total Investments	$—	$12,608,036,298	$—	$12,608,036,298
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$ 11,202,036,298
Repurchase agreements, at value	1,406,000,000
Total Investments	12,608,036,298
Interest receivable — unaffiliated issuers	8,015,979
TOTAL ASSETS	12,616,052,277
LIABILITIES
Due to custodian	189
Advisory and administrator fee payable	555,060
Custody, sub-administration and transfer agent fees payable	734,349
Trustees’ fees and expenses payable	1,501
Professional fees payable	62,344
Printing fees payable	23,375
Accrued expenses and other liabilities	20,409
TOTAL LIABILITIES	1,397,227
NET ASSETS	$12,614,655,050
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 11,206,093,680
Repurchase agreements	1,406,000,000
Total cost of investments	$12,612,093,680
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$35,954,342
EXPENSES
Advisory and administrator fee	3,317,233
Custodian, sub-administrator and transfer agent fees	723,749
Trustees’ fees and expenses	48,407
Professional fees and expenses	69,129
Printing and postage fees	11,191
Insurance expense	2,112
Miscellaneous expenses	18,390
TOTAL EXPENSES	4,190,211
NET INVESTMENT INCOME (LOSS)	$31,764,131
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	281,283
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,529,870)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,248,587)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,515,544
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,764,131	$ 16,569,254
Net realized gain (loss)	281,283	328,885
Net change in unrealized appreciation/depreciation	(3,529,870)	(1,003,186)
Net increase (decrease) in net assets resulting from operations	28,515,544	15,894,953
CAPITAL TRANSACTIONS
Contributions	(350,136,932)	38,249,431,278
Withdrawals	—	(41,456,603,607)
Net increase (decrease) in net assets from capital transactions	(350,136,932)	(3,207,172,329)
Net increase (decrease) in net assets during the period	(321,621,388)	(3,191,277,376)
Net assets at beginning of period	12,936,276,438	16,127,553,814
NET ASSETS AT END OF PERIOD	$12,614,655,050	$ 12,936,276,438
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.26%	0.10%	0.77%	2.38%	2.06%	0.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,614,655	$12,936,276	$16,127,554	$21,626,159	$11,196,385	$9,941,806
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.07%	0.07%	0.06%
Net investment income (loss)	0.47%(b)	0.11%	0.72%	2.29%	2.05%	1.11%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $1,406,000,000 and associated collateral equal to $1,518,558,737.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$12,612,093,680	$61,960	$4,119,342	$(4,057,382)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,002.20	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three-, five- and ten-year periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1-, 3- and 10-year periods and was below the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed
22

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street ESG Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$1,428,843,833
Receivable from Adviser	92,107
TOTAL ASSETS	1,428,935,940
LIABILITIES
Advisory fee payable	7
Administration fees payable	92,721
Shareholder servicing fee payable	194
Transfer agent fees payable	81,635
Registration and filing fees payable	28,486
Professional fees payable	7,777
Printing and postage fees payable	13,589
Distribution payable	113,281
Accrued expenses and other liabilities	53
TOTAL LIABILITIES	337,743
NET ASSETS	$1,428,598,197
NET ASSETS CONSIST OF:
Paid-in Capital	$1,428,957,478
Total distributable earnings (loss)	(359,281)
NET ASSETS	$1,428,598,197
Bancroft Capital Class
Net Assets	$ 49,989
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 0.9998
Cabrera Capital Markets Class
Net Assets	$ 50,093
Shares Outstanding	50,103
Net asset value, offering and redemption price per share	$ 0.9998
Institutional Class
Net Assets	$ 26,148,989
Shares Outstanding	26,147,621
Net asset value, offering and redemption price per share	$ 1.0001
Investor Class
Net Assets	$ 50,006
Shares Outstanding	50,002
Net asset value, offering and redemption price per share	$ 1.0001
Opportunity Class
Net Assets	$ 49,991
Shares Outstanding	50,001
Net asset value, offering and redemption price per share	$ 0.9998
Premier Class
Net Assets	$1,402,249,128
Shares Outstanding	1,402,243,556
Net asset value, offering and redemption price per share	$ 1.0000
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$1,429,097,337
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$3,992,745
Expenses allocated from affiliated Portfolio	(534,744)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	3,458,001
EXPENSES
Administration fees
Bancroft Capital Class	13
Cabrera Capital Markets Class	13
Institutional Class	1,438
Investor Class	12
Opportunity Class	12
Premier Class	378,024
Shareholder servicing fees
Bancroft Capital Class	7
Cabrera Capital Markets Class	7
Institutional Class	863
Investor Class	20
Opportunity Class	7
Custodian fees	34,129
Trustees’ fees and expenses	10,399
Transfer agent fees	78,819
Registration and filing fees	59,196
Professional fees and expenses	11,943
Printing and postage fees	7,390
Insurance expense	2,105
Miscellaneous expenses	8,643
TOTAL EXPENSES	593,040
Expenses waived/reimbursed by the Adviser	(518,360)
NET EXPENSES	74,680
NET INVESTMENT INCOME (LOSS)	$3,383,321
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	3,124
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(140,919)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(137,795)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,245,526
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,383,321	$ 1,048,901
Net realized gain (loss)	3,124	26,626
Net change in unrealized appreciation/depreciation	(140,919)	(142,771)
Net increase (decrease) in net assets resulting from operations	3,245,526	932,756
DISTRIBUTIONS TO SHAREHOLDERS:
Bancroft Capital Class (a)	(100)	(4)
Cabrera Capital Markets Class (b)	(100)	(4)
Institutional Class	(13,677)	(7,104)
Investor Class	(88)	(3)
Opportunity Class (c)	(100)	(3)
Premier Class	(3,369,386)	(1,044,067)
Total distributions to shareholders	(3,383,451)	(1,051,185)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Cabrera Capital Markets Class (b)
Shares sold	—	50,000
Reinvestment of distributions	100	3
Net increase (decrease) from capital share transactions	100	50,003
Institutional Class
Shares sold	20,631,878	—
Shares redeemed	(4)	(17,505,250)
Net increase (decrease) from capital share transactions	20,631,874	(17,505,250)
Investor Class
Shares sold	2	—
Shares redeemed	(1)	—
Net increase (decrease) from capital share transactions	1	—
Opportunity Class (c)
Shares sold	—	50,001
Net increase (decrease) from capital share transactions	—	50,001
Premier Class
Shares sold	1,825,477,503	3,008,027,554
Reinvestment of distributions	3,129,081	914,341
Shares redeemed	(1,723,319,553)	(2,614,981,982)
Net increase (decrease) from capital share transactions	105,287,031	393,959,913
Net increase (decrease) in net assets from beneficial interest transactions	125,919,006	376,604,667
Net increase (decrease) in net assets during the period	125,781,081	376,486,238
Net assets at beginning of period	1,302,817,116	926,330,878
NET ASSETS AT END OF PERIOD	$ 1,428,598,197	$ 1,302,817,116
SHARES OF BENEFICIAL INTEREST:
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Cabrera Capital Markets Class (b)
Shares sold	—	50,000
Reinvestment of distributions	100	3
Net increase (decrease) from share transactions	100	50,003
Institutional Class
Shares sold	20,629,814	—
Shares redeemed	(4)	(17,500,000)
Net increase (decrease) from share transactions	20,629,810	(17,500,000)
Investor Class
Shares sold	2	—
Shares redeemed	(1)	—
Net increase (decrease) from share transactions	1	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
Opportunity Class (c)
Shares sold	—	50,001
Net increase (decrease) from share transactions	—	50,001
Premier Class
Shares sold	1,825,593,853	3,007,350,676
Reinvestment of distributions	3,129,097	914,125
Shares redeemed	(1,723,422,606)	(2,614,394,177)
Net increase (decrease) from share transactions	105,300,344	393,870,624
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0019	0.0000(b)
Net realized and unrealized gain (loss)	0.0000(b)	—
Total from investment operations	0.0019	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0001)
Total distributions	(0.0020)	(0.0001)
Net asset value, end of period	$ 0.9998	$ 0.9999
Total return (c)	0.19%	(0.00)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.19%(e)	0.18%(e)
Net expenses	0.13%(e)	0.12%(e)
Net investment income (loss)	0.39%(e)	0.04%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0021	0.0000(b)
Net realized and unrealized gain (loss)	(0.0002)	—
Total from investment operations	0.0019	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0001)
Total distributions	(0.0020)	(0.0001)
Net asset value, end of period	$ 0.9998	$ 0.9999
Total return (c)	0.19%	(0.00)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.17%(e)	0.18%(e)
Net expenses	0.11%(e)	0.12%(e)
Net investment income (loss)	0.41%(e)	0.05%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0001	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0020	0.0000(b)	0.0054	0.0006
Net realized and unrealized gain (loss)	—	—	0.0002	0.0000(b)
Total from investment operations	0.0020	0.0000(b)	0.0056	0.0006
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0001)	(0.0054)	(0.0006)
Net asset value, end of period	$ 1.0001	$ 1.0001	$ 1.0002	$ 1.0000
Total return (c)	0.20%	0.04%	0.56%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 26,149	$ 5,519	$ 23,023	$ 50
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.19%	0.22%	0.31%(d)
Net expenses	0.11%(d)	0.11%	0.11%	0.11%(d)
Net investment income (loss)	0.47%(d)	0.06%	0.12%	1.85%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0002	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001	0.0049	0.0006
Net realized and unrealized gain (loss)	(0.0001)	—	0.0002	0.0000(b)
Total from investment operations	0.0017	0.0001	0.0051	0.0006
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)	(0.0049)	(0.0006)
Total distributions	(0.0018)	(0.0001)	(0.0049)	(0.0006)
Net asset value, end of period	$ 1.0001	$ 1.0002	$ 1.0002	$ 1.0000
Total return (c)	0.17%	0.01%	0.51%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.22%(d)	0.23%	0.29%	0.36%(d)
Net expenses	0.16%(d)	0.16%	0.16%	0.16%(d)
Net investment income (loss)	0.36%(d)	0.00%(e)	0.49%	1.80%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0020	0.0000(b)
Net realized and unrealized gain (loss)	(0.0001)	—
Total from investment operations	0.0019	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0001)
Total distributions	(0.0020)	(0.0001)
Net asset value, end of period	$ 0.9998	$ 0.9999
Total return (c)	0.19%	(0.00)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.17%(e)	0.18%(e)
Net expenses	0.11%(e)	0.12%(e)
Net investment income (loss)	0.41%(e)	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/04/2019 *- 12/31/19
Net asset value, beginning of period	$ 1.0001	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0022	0.0000(b)	0.0058	0.0013
Net realized and unrealized gain (loss)	(0.0001)	—	0.0002	0.0000(b)
Total from investment operations	0.0021	0.0000(b)	0.0060	0.0013
Distributions to shareholders from:
Net investment income	(0.0022)	(0.0001)	(0.0058)	(0.0013)
Total distributions	(0.0022)	(0.0001)	(0.0058)	(0.0013)
Net asset value, end of period	$ 1.0000	$ 1.0001	$ 1.0002	$ 1.0000
Total return (c)	0.21%	0.07%	0.60%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,402,249	$1,297,099	$903,258	$881,217
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.21%	0.23%(d)
Net expenses	0.08%(d)	0.08%	0.08%	0.08%(d)
Net investment income (loss)	0.44%(d)	0.08%	0.61%	1.75%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street ESG Liquid Reserves Fund	Premier Class Institutional Class Investor Class Bancroft Capital Class Cabrera Capital Market Class Opportunity Class Administration Class Investment Class	December 4, 2019 December 20, 2019 December 20, 2019 October 13, 2021 October 20, 2021 October 28, 2021 Not commenced Not commenced	Diversified
The Fund was formed on December 3, 2019 and commenced operations on December 4, 2019.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Security Valuation
The Fund records its investments in the Portfolio at fair value (NAV) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended June 30, 2022, the Adviser contractually waived fees in the amount of $214,753.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Additionally, the Adviser currently intends to voluntarily waive a portion of its fees and/or reimburse the Fund in the annualized amount of 0.04% of the average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2022, the Adviser voluntarily waived expenses in the amount of $303,607.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
There were not any such waivers or reimbursements by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2022.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investor Class shares, Cabrera Capital Market Class shares, Opportunity Class shares and Bancroft Capital Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.08%, 0.08% and 0.08%, respectively, of the eligible average daily net assets of Institutional Class shares, Investor Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares and Opportunity Class shares, respectively. During the period ended June 30, 2022, the Fund’s Institutional Class shares, Investor Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares and Opportunity Class shares paid SSGA FD $863, $20, $7, $7 and $7, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Fund	$1,429,097,337	$—	$253,504	$(253,504)
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Fund
Bancroft Capital Class	0.13%	$1,001.90	$0.00	$1,000.00	$0.00
Cabrera Capital Markets Class	0.11	1,001.90	0.00	1,000.00	0.00
Institutional Class	0.11	1,002.00	0.55	1,024.20	0.55
Investor Class	0.16	1,001.70	0.79	1,024.00	0.80
Opportunity Class	0.11	1,001.90	0.00	1,000.00	0.00
Premier Class	0.08	1,002.10	0.40	1,024.40	0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street ESG Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one- year period ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
___________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

State Street ESG Liquid Reserves Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street ESG Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or Fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2022

% of Net Assets
Certificates Of Deposit	27.4%
Government Agency Repurchase Agreements	25.2
Financial Company Commercial Paper	20.4
Treasury Repurchase Agreements	10.5
Other Notes	8.8
Asset Backed Commercial Paper	4.1
Other Repurchase Agreements	3.6
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%
* Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	45.7%
2 to 30 Days	15.4
31 to 60 Days	9.6
61 to 90 Days	5.9
Over 90 Days	23.4
Total	100.0%
Average days to maturity	5
Weighted average life	47
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—4.1%
Barton Capital SA(a)	1.580%	07/01/2022	07/01/2022	$ 4,000,000	$ 3,999,827
Bennington Stark Capital Co. LLC(a)	1.590%	07/07/2022	07/07/2022	25,000,000	24,992,271
LMA-Americas LLC(a)	1.430%	08/05/2022	08/05/2022	10,000,000	9,982,260
Mackinac Funding Co. LLC(a)	1.800%	09/19/2022	09/19/2022	12,000,000	11,939,331
Mont Blanc Capital Corp.(a)	1.270%	07/22/2022	07/22/2022	7,000,000	6,992,989
TOTAL ASSET BACKED COMMERCIAL PAPER					57,906,678
CERTIFICATES OF DEPOSIT—27.4%
Banco Santander SA, SOFR + 0.47%%(b)	1.980%	07/01/2022	11/18/2022	10,000,000	10,000,382
Banco Santander SA/New York(a)	1.860%	09/21/2022	09/21/2022	15,000,000	14,987,595
Bank of Montreal(a)	0.180%	07/06/2022	07/06/2022	5,000,000	4,998,833
Bank of Montreal(a)	0.185%	07/05/2022	07/05/2022	10,000,000	9,998,064
Bank of Montreal, SOFR + 0.15%%(b)	1.660%	07/01/2022	07/26/2022	10,000,000	9,999,762
Bank of Montreal, SOFR + 0.42%%(b)	1.930%	07/01/2022	01/06/2023	10,000,000	9,994,227
Bank of Nova Scotia(a)	0.205%	09/21/2022	09/21/2022	10,000,000	9,956,490
Bank of Nova Scotia, SOFR + 0.20%%(b)	1.710%	07/01/2022	11/08/2022	10,000,000	9,992,221
Bank of Nova Scotia, SOFR + 0.57%%(b)	2.080%	07/01/2022	10/21/2022	7,000,000	7,003,914
Barclays Bank PLC, SOFR + 0.24%%(b)	1.760%	07/01/2022	11/22/2022	10,000,000	9,991,497
Barclays Bank PLC, SOFR + 0.44%(b)	1.960%	07/01/2022	11/03/2022	10,000,000	9,999,371
Canadian Imperial Bank of Commerce, SOFR + 0.16%%(b)	1.670%	07/01/2022	07/08/2022	3,517,000	3,517,086
Canadian Imperial Bank of Commerce, SOFR + 0.16%%(b)	1.670%	07/01/2022	07/15/2022	10,000,000	10,000,204
Canadian Imperial Bank of Commerce, SOFR + 0.16%%(b)	1.670%	07/01/2022	08/12/2022	10,000,000	9,999,130
Canadian Imperial Bank of Commerce, SOFR + 0.20%%(b)	1.710%	07/01/2022	11/21/2022	15,000,000	14,990,197
Canadian Imperial Bank of Commerce, SOFR + 0.41%%(b)	1.920%	07/01/2022	01/09/2023	7,000,000	6,997,536
Commonwealth Bank of Australia, SOFR + 0.20%%(b)	1.710%	07/01/2022	01/20/2023	7,000,000	6,988,888
Credit Suisse AG(a)	1.520%	08/09/2022	08/09/2022	15,000,000	14,995,223
Goldman Sachs Bank USA(a)	1.710%	07/01/2022	07/14/2022	15,000,000	15,000,517
Goldman Sachs Bank USA, SOFR + 0.16%%(b)	1.670%	07/01/2022	09/08/2022	5,000,000	4,998,406
Goldman Sachs Bank USA, SOFR + 0.20%%(b)	1.710%	07/01/2022	08/22/2022	15,000,000	14,998,165
Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.18%(b)	1.690%	07/01/2022	08/08/2022	14,000,000	13,998,957
MUFG Bank Ltd., SOFR + 0.19%(b)	1.710%	07/01/2022	07/28/2022	10,000,000	9,999,898
MUFG Bank, Ltd.(a)	0.320%	08/05/2022	08/05/2022	7,000,000	6,989,884
MUFG Bank, Ltd., SOFR + 0.40%%(b)	1.920%	07/01/2022	10/06/2022	3,000,000	3,000,217
MUFG Bank, Ltd., SOFR + 0.40%%(b)	1.920%	07/01/2022	10/07/2022	4,100,000	4,100,276
MUFG Bank, Ltd., SOFR + 0.40%%(b)	1.920%	07/01/2022	10/11/2022	7,000,000	7,000,353
MUFG Bank, Ltd., SOFR + 0.42%%(b)	1.940%	07/01/2022	11/14/2022	5,000,000	4,999,732
MUFG Bank, Ltd., SOFR + 0.45%%(b)	1.970%	07/01/2022	11/29/2022	5,000,000	4,999,872
Natixis SA, SOFR + 0.17%%(b)	1.680%	07/01/2022	08/05/2022	5,000,000	5,000,119
Natixis SA, SOFR + 0.46%%(b)	1.970%	07/01/2022	12/29/2022	7,000,000	6,999,296
Nordea Bank Abp(a)	0.195%	07/01/2022	07/01/2022	3,750,000	3,749,859
Nordea Bank Abp, SOFR + 0.16%(b)	1.680%	07/01/2022	08/15/2022	10,000,000	9,999,102
Nordea Bank Abp, SOFR + 0.37%%(b)	1.890%	07/01/2022	10/28/2022	10,000,000	10,000,300
Nordea Bank Abp, SOFR + 0.53%%(b)	2.050%	07/01/2022	12/23/2022	2,120,000	2,120,346
Royal Bank of Canada(a)	0.210%	10/03/2022	10/03/2022	10,000,000	9,943,987
Royal Bank of Canada, SOFR + 0.15%%(b)	1.660%	07/01/2022	08/05/2022	2,500,000	2,499,858
Standard Chartered Bank, SOFR + 0.17%(b)	1.680%	07/01/2022	08/01/2022	7,000,000	6,999,807
Sumitomo Mitsui Banking Corp., SOFR + 0.16%(b)	1.670%	07/01/2022	07/11/2022	4,600,000	4,600,118
Sumitomo Mitsui Banking Corp., SOFR + 0.21%(b)	1.720%	07/01/2022	10/11/2022	4,600,000	4,598,030
Sumitomo Mitsui Trust Bank Ltd.(a)	1.550%	07/05/2022	07/05/2022	20,000,000	19,999,997
Sumitomo Mitsui Trust Bank Ltd.(a)	1.550%	07/06/2022	07/06/2022	10,000,000	9,999,990
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken, SOFR + 0.35%%(b)	1.870%	07/01/2022	10/13/2022	$ 8,000,000	$ 7,998,942
Svenska Handelsbanken, SOFR + 0.45%(b)	1.970%	07/01/2022	04/04/2023	9,000,000	8,987,295
Toronto-Dominion Bank(a)	1.960%	07/01/2022	10/25/2022	10,000,000	10,004,808
Toronto-Dominion Bank(a)	2.000%	07/01/2022	02/21/2023	4,000,000	3,998,449
TOTAL CERTIFICATES OF DEPOSIT					391,997,200
FINANCIAL COMPANY COMMERCIAL PAPER—20.4%
Australia & New Zealand Banking Group Ltd., SOFR + 0.37%%(b),(c)	1.880%	07/01/2022	10/28/2022	7,000,000	7,000,907
Australia & New Zealand Banking Group Ltd., SOFR + 0.45%%(b),(c)	1.960%	07/01/2022	02/21/2023	7,000,000	6,996,055
Banco Santander SA(a)	1.600%	07/01/2022	07/01/2022	6,000,000	5,999,741
Bank of Montreal, SOFR + 0.46%%(b)	1.970%	07/01/2022	01/05/2023	10,000,000	9,996,346
Barclays Bank PLC(a)	1.590%	07/01/2022	07/01/2022	25,000,000	24,998,896
Canadian Imperial Bank of Commerce(a)	0.180%	07/06/2022	07/06/2022	10,000,000	9,997,450
Canadian Imperial Bank of Commerce, SOFR + 0.18%(b),(c)	1.690%	07/01/2022	09/22/2022	15,000,000	15,000,000
Commonwealth Bank of Australia, SOFR + 0.45%%(b),(c)	1.960%	07/01/2022	03/30/2023	10,000,000	9,988,650
HSBC Bank PLC, SOFR + 0.22%%(b),(c)	1.740%	07/01/2022	12/05/2022	10,000,000	9,989,998
Macquarie Bank, Ltd., SOFR + 0.23%%(b),(c)	1.750%	07/01/2022	08/01/2022	15,000,000	15,000,465
Macquarie Bank, Ltd., SOFR + 0.40%%(b),(c)	1.920%	07/01/2022	10/19/2022	12,000,000	12,000,767
Macquarie Bank, Ltd., SOFR + 0.53%%(b),(c)	2.050%	07/01/2022	09/21/2022	8,750,000	8,753,777
National Australia Bank Ltd., SOFR + 0.14%(b),(c)	1.650%	07/01/2022	08/24/2022	10,175,000	10,172,778
National Australia Bank Ltd., SOFR + 0.48%(b),(c)	1.990%	07/01/2022	11/28/2022	4,250,000	4,251,010
National Australia Bank, Ltd., SOFR + 0.14%%(b),(c)	1.650%	07/01/2022	10/14/2022	10,000,000	9,993,159
National Bank of Canada, SOFR + 0.15%(b),(c)	1.660%	07/01/2022	07/13/2022	9,000,000	9,000,087
National Bank of Canada, SOFR + 0.40%%(b),(c)	1.910%	07/01/2022	11/10/2022	7,000,000	6,999,507
National Bank of Canada, SOFR + 0.40%%(b),(c)	1.910%	07/01/2022	01/04/2023	10,000,000	9,995,689
Novartis Finance Corp.(a)	1.580%	07/05/2022	07/05/2022	6,000,000	5,998,736
Royal Bank of Canada(a)	1.040%	07/08/2022	07/08/2022	8,000,000	7,997,200
Royal Bank of Canada, SOFR + 0.55%%(b),(c)	2.060%	07/01/2022	09/21/2022	10,000,000	10,005,076
Siemens Capital Co LLC(a)	1.560%	07/06/2022	07/06/2022	23,000,000	22,994,177
Skandinaviska Enskilda Banken AB, SOFR + 0.41%%(b),(c)	1.930%	07/01/2022	11/23/2022	5,000,000	4,999,596
Swedbank AB, SOFR + 0.40%%(b)	1.910%	07/01/2022	11/08/2022	7,000,000	6,999,769
Toronto-Dominion Bank(a)	1.650%	07/01/2022	09/02/2022	10,000,000	9,998,714
Toyota Credit Canada, Inc.(a)	0.210%	07/11/2022	07/11/2022	10,000,000	9,994,943
UBS AG, SOFR + 0.19%(b),(c)	1.700%	07/01/2022	07/13/2022	8,000,000	8,000,081
UBS AG, SOFR + 0.51%%(b),(c)	2.020%	07/01/2022	02/21/2023	7,000,000	6,998,417
Westpac Banking Corp., SOFR + 0.48%%(b),(c)	1.990%	07/01/2022	03/23/2023	6,000,000	5,998,275
Westpac Banking Corp., SOFR + 0.50%%(b),(c)	2.010%	07/01/2022	03/23/2023	5,000,000	4,997,211
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					291,117,477
OTHER NOTES—8.8%
Australia & New Zealand Banking Group, Ltd.(a)	1.570%	07/01/2022	07/01/2022	17,000,000	17,000,000
Bank of America NA(a)	1.880%	07/01/2022	11/18/2022	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank SA(a)	1.560%	07/01/2022	07/01/2022	20,000,000	20,000,000
KBC Bank NV(a)	1.570%	07/01/2022	07/01/2022	25,000,000	25,000,000
Mizuho Bank Ltd.(a)	1.570%	07/01/2022	07/01/2022	14,330,000	14,330,000
Royal Bank of Canada(a)	1.570%	07/01/2022	07/01/2022	25,000,000	25,000,000
Toronto-Dominion Bank(a)	1.580%	07/07/2022	07/07/2022	15,000,000	15,000,000
TOTAL OTHER NOTES					126,330,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—25.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal National Mortgage Association, 3.000% due 05/01/2052, valued at $91,800,000); expected proceeds $90,003,875	1.550%	07/01/2022	07/01/2022	$ 90,000,000	$ 90,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Federal Home Loan Mortgage Corporations, 1.500% – 4.000% due 06/01/2037 – 08/01/2051, Federal National Mortgage Associations, 2.000% – 2.500% due 06/01/2032 – 02/01/2051, and Government National Mortgage Associations, 1.625% – 6.050% due 03/15/2038 – 05/20/2052, valued at $25,500,000); expected proceeds $25,001,076	1.550%	07/01/2022	07/01/2022	25,000,000	25,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal Farm Credit Bank, 3.350% due 02/23/2035, a Federal Home Loan Mortgage Corporation, 3.000% due 07/01/2051, Federal National Mortgage Associations, 2.000% – 4.500% due 06/01/2030 – 04/01/2052, a Government National Mortgage Association, 2.000% due 01/20/2051, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and a U.S. Treasury Strip, 0.000% due 08/15/2034, valued at $86,700,000); expected proceeds $85,003,589	1.520%	07/01/2022	07/01/2022	85,000,000	85,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Federal Home Loan Mortgage Corporations, 3.500% due 12/01/2047 – 02/01/2048, valued at $25,500,000); expected proceeds $25,001,076	1.550%	07/01/2022	07/01/2022	25,000,000	25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Federal Home Loan Mortgage Corporations, 1.880% – 6.000% due 04/01/2032 – 01/01/2052, and Federal National Mortgage Associations, 1.906% – 6.022% due 05/01/2027 – 06/01/2052, valued at $112,200,000); expected proceeds $110,004,736	1.550%	07/01/2022	07/01/2022	110,000,000	110,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Government National Mortgage Association, 3.000% due 01/20/2052, valued at $25,500,001); expected proceeds $25,001,076	1.550%	07/01/2022	07/01/2022	25,000,000	25,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					360,000,000
TREASURY REPURCHASE AGREEMENTS—10.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, and a U.S. Treasury Note, 1.375% due 10/31/2028, valued at $10,200,047); expected proceeds $10,066,772(d)	2.020%	07/01/2022	10/07/2022	10,000,000	10,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2022 (collateralized by U.S. Treasury Bonds, 2.750% – 3.000% due 08/15/2047 – 02/15/2048, valued at $15,300,036); expected proceeds $15,032,725(d)	1.870%	07/01/2022	08/10/2022	$ 15,000,000	$ 15,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2022 – 05/15/2025, valued at $76,578,440); expected proceeds $75,003,188	1.530%	07/01/2022	07/01/2022	75,000,000	75,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 3.125% due 07/31/2022 – 11/15/2028, valued at $51,000,031); expected proceeds $50,002,139	1.540%	07/01/2022	07/01/2022	50,000,000	50,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					150,000,000
OTHER REPURCHASE AGREEMENTS—3.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/24/2022 (collateralized by various Common Stocks, valued at $22,680,036); expected proceeds $21,141,957(d)	2.045%	07/01/2022	10/21/2022	21,000,000	21,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $21,600,038); expected proceeds $20,000,956	1.720%	07/01/2022	07/01/2022	20,000,000	20,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $10,800,016); expected proceeds $10,000,478	1.720%	07/01/2022	07/01/2022	10,000,000	10,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					51,000,000
TOTAL INVESTMENTS –100.0% (Cost $1,428,604,859)(e)					1,428,351,355
Other Assets in Excess of Liabilities —0.0%(f)					493,505
NET ASSETS –100.0%					$ 1,428,844,860
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Illiquid security. These securities represent $46,000,000 or 3.2% of net assets as of June 30, 2022.
(e)	Also represents the cost for federal tax purposes.
(f)	Amount is less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 57,906,678	$—	$ 57,906,678
Certificates Of Deposit	—	391,997,200	—	391,997,200
Financial Company Commercial Paper	—	291,117,477	—	291,117,477
Other Notes	—	126,330,000	—	126,330,000
Government Agency Repurchase Agreements	—	360,000,000	—	360,000,000
Treasury Repurchase Agreements	—	150,000,000	—	150,000,000
Other Repurchase Agreements	—	51,000,000	—	51,000,000
Total Investments	$—	$1,428,351,355	$—	$1,428,351,355
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$ 867,351,355
Repurchase agreements, at value and amortized cost	561,000,000
Total Investments	1,428,351,355
Cash	7,201
Interest receivable — unaffiliated issuers	682,829
TOTAL ASSETS	1,429,041,385
LIABILITIES
Advisory fee payable	60,526
Custodian, sub-administrator and transfer agent fees payable	107,296
Trustees’ fees and expenses payable	96
Professional fees payable	17,444
Printing and postage fees payable	11,111
Accrued expenses and other liabilities	52
TOTAL LIABILITIES	196,525
NET ASSETS	$1,428,844,860
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 867,604,859
Repurchase agreements	561,000,000
Total cost of investments	$1,428,604,859
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$3,992,768
EXPENSES
Advisory fee	379,549
Custodian, sub-administrator and transfer agent fees	114,973
Trustees’ fees and expenses	14,330
Professional fees and expenses	20,816
Printing and postage fees	3,957
Insurance expense	169
Miscellaneous expenses	949
TOTAL EXPENSES	534,743
NET INVESTMENT INCOME (LOSS)	$3,458,025
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,124
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(140,919)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(137,795)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,320,230
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,458,025	$ 1,134,590
Net realized gain (loss)	3,124	26,626
Net change in unrealized appreciation/depreciation	(140,919)	(142,771)
Net increase (decrease) in net assets resulting from operations	3,320,230	1,018,445
CAPITAL TRANSACTIONS
Contributions	1,625,884,519	2,561,953,926
Withdrawals	(1,503,298,176)	(2,186,501,936)
Net increase (decrease) in net assets from capital transactions	122,586,343	375,451,990
Net increase (decrease) in net assets during the period	125,906,573	376,470,435
Net assets at beginning of period	1,302,938,287	926,467,852
NET ASSETS AT END OF PERIOD	$ 1,428,844,860	$ 1,302,938,287
See accompanying notes to financial statements.
9

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/04/19*- 12/31/19
Total return (a)	0.21%	0.08%	0.59%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,428,845	$1,302,938	$926,468	$881,297
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.08%	0.11%(b)
Net investment income (loss)	0.45%(b)	0.09%	0.60%	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
11

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $561,000,000 and associated collateral equal to $575,358,645.
12

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
13

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Fund	$1,429,097,337	$ —	$253,504	$(253,504)
State Street ESG Liquid Reserves Portfolio	1,428,604,859	25,099	278,603	(253,504)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
14

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.07%	$1,002.10	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
16

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-year period ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
_________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
18

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
19

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
20

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the
21

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGSAR

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$99,869,884,722
Receivable for fund shares sold	2,808,989
Receivable from Adviser	5,150
TOTAL ASSETS	99,872,698,861
LIABILITIES
Payable for fund shares repurchased	4,292,252
Administration fees payable	3,766,005
Shareholder servicing fee payable	709,466
Distribution fees payable	127,354
Transfer agent fees payable	23,014
Professional fees payable	110,464
Printing fees payable	77,603
Distribution payable	20,557,477
Accrued expenses and other liabilities	124,221
TOTAL LIABILITIES	29,787,856
NET ASSETS	$ 99,842,911,005
NET ASSETS CONSIST OF:
Paid-in Capital	$99,842,661,239
Total distributable earnings (loss)	249,766
NET ASSETS	$ 99,842,911,005
Administration Class
Net Assets	$ 2,331,372,337
Shares Outstanding	2,331,497,638
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 400,449,045
Shares Outstanding	400,448,337
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 500,904
Shares Outstanding	500,904
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 100,181
Shares Outstanding	100,181
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 4,939,008,629
Shares Outstanding	4,939,000,475
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 451,843,936
Shares Outstanding	451,849,687
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 1,204,562,286
Shares Outstanding	1,204,561,163
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 2,452,970,016
Shares Outstanding	2,452,967,158
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$83,208,661,673
Shares Outstanding	83,208,744,405
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
June 30, 2022 (Unaudited)

Class G
Net Assets	$ 4,835,704,268
Shares Outstanding	4,835,707,919
Net asset value, offering and redemption price per share	$ 1.00
Select Class
Net Assets	$ 17,737,730
Shares Outstanding	17,737,717
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 213,711,067
Expenses allocated from affiliated Portfolio	(27,732,894)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	185,978,173
EXPENSES
Administration fees
Administration Class	548,402
Bancroft Capital Class	78,380
Blaylock Van Class	123
Cabrera Capital Markets Class	25
Institutional Class	671,596
Investment Class	105,699
Investor Class	375,517
Opportunity Class	327,917
Premier Class	18,835,088
Class G	290,594
Select Class (a)	499
Shareholder servicing fees
Administration Class	2,193,606
Bancroft Capital Class	47,029
Blaylock Van Class	73
Cabrera Capital Markets Class	14
Institutional Class	402,958
Investment Class	528,496
Investor Class	600,828
Opportunity Class	196,750
Distribution fees
Administration Class	548,402
Investment Class	211,398
Custodian fees	27,099
Trustees’ fees and expenses	10,744
Transfer agent fees	37,568
Registration and filing fees	1,161,256
Professional fees and expenses	181,433
Printing and postage fees	151,509
Insurance expense	153,517
Miscellaneous expenses	186,531
TOTAL EXPENSES	27,873,051
Expenses waived/reimbursed by the Adviser	(12,479,727)
NET EXPENSES	15,393,324
NET INVESTMENT INCOME (LOSS)	$170,584,849
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	113,788
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$170,698,637
(a)	For Select Class shares, data for the period ended June 30, 2022 is from June 2, 2022 (commencement date) through June 30, 2022.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 170,584,849	$ 22,691,002
Net realized gain (loss)	113,788	75,104
Net increase (decrease) in net assets resulting from operations	170,698,637	22,766,106
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(2,317,602)	(148,512)
Bancroft Capital Class (a)	(691,054)	(6)
Blaylock Van Class (b)	(877)	(27)
Cabrera Capital Markets Class (c)	(176)	(5)
Institutional Class	(6,717,551)	(695,423)
Investment Class	(410,394)	(23,973)
Investor Class	(2,079,073)	(74,003)
Opportunity Class (d)	(3,512,490)	(4,076)
Premier Class	(145,221,434)	(20,015,146)
Class G	(9,553,769)	(1,754,811)
Select Class (e)	(12,396)	—
Total distributions to shareholders	(170,516,816)	(22,715,982)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	15,516,987,830	26,832,484,299
Reinvestment of distributions	570,685	24,057
Shares redeemed	(15,416,680,647)	(27,152,850,731)
Net increase (decrease) from capital share transactions	100,877,868	(320,342,375)
Bancroft Capital Class (a)
Shares sold	400,000,000	100,000
Reinvestment of distributions	690,873	—
Shares redeemed	(342,536)	—
Net increase (decrease) from capital share transactions	400,348,337	100,000
Blaylock Van Class (b)
Shares sold	—	500,000
Reinvestment of distributions	878	26
Net increase (decrease) from capital share transactions	878	500,026
Cabrera Capital Markets Class (c)
Shares sold	—	100,000
Reinvestment of distributions	176	5
Net increase (decrease) from capital share transactions	176	100,005
Institutional Class
Shares sold	31,362,948,834	35,188,173,015
Reinvestment of distributions	2,784,815	97,709
Shares redeemed	(28,015,126,920)	(34,949,274,786)
Net increase (decrease) from capital share transactions	3,350,606,729	238,995,938
Investment Class
Shares sold	648,151,327	1,025,029,018
Reinvestment of distributions	21,854	2,290
Shares redeemed	(624,418,320)	(1,079,958,501)
Net increase (decrease) from capital share transactions	23,754,861	(54,927,193)
Investor Class
Shares sold	22,074,817,222	36,818,660,683
Reinvestment of distributions	2,030,125	71,781
Shares redeemed	(21,935,384,820)	(36,692,616,165)
Net increase (decrease) from capital share transactions	141,462,527	126,116,299
Opportunity Class (d)
Shares sold	10,311,388,593	492,000,000
Reinvestment of distributions	2,964,500	1,718
Shares redeemed	(8,161,387,653)	(192,000,000)
Net increase (decrease) from capital share transactions	2,152,965,440	300,001,718
Premier Class
Shares sold	565,182,730,706	1,174,064,504,174
Reinvestment of distributions	109,859,465	14,991,772
Shares redeemed	(566,093,224,778)	(1,157,675,117,100)
Net increase (decrease) from capital share transactions	(800,634,607)	16,404,378,846
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
Class G
Shares sold	37,620,446,907	$ 56,547,302,653
Reinvestment of distributions	9,296,359	1,733,882
Shares redeemed	(39,974,198,798)	(55,394,100,971)
Net increase (decrease) from capital share transactions	(2,344,455,532)	1,154,935,564
Select Class (e)
Shares sold	57,172,104	—
Reinvestment of distributions	12,303	—
Shares redeemed	(39,446,690)	—
Net increase (decrease) from capital share transactions	17,737,717	—
Net increase (decrease) in net assets from beneficial interest transactions	3,042,664,394	17,849,858,828
Net increase (decrease) in net assets during the period	3,042,846,215	17,849,908,952
Net assets at beginning of period	96,800,064,790	78,950,155,838
NET ASSETS AT END OF PERIOD	$ 99,842,911,005	$ 96,800,064,790
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	15,516,987,830	26,832,484,298
Reinvestment of distributions	570,685	24,057
Shares redeemed	(15,416,680,647)	(27,152,850,731)
Net increase (decrease) from share transactions	100,877,868	(320,342,376)
Bancroft Capital Class (a)
Shares sold	400,000,000	100,000
Reinvestment of distributions	690,873	—
Shares redeemed	(342,536)	—
Net increase (decrease) from share transactions	400,348,337	100,000
Blaylock Van Class (b)
Shares sold	—	500,000
Reinvestment of distributions	878	26
Net increase (decrease) from share transactions	878	500,026
Cabrera Capital Markets Class (c)
Shares sold	—	100,000
Reinvestment of distributions	176	5
Net increase (decrease) from share transactions	176	100,005
Institutional Class
Shares sold	31,362,948,834	35,188,173,015
Reinvestment of distributions	2,784,815	97,709
Shares redeemed	(28,015,126,920)	(34,949,274,786)
Net increase (decrease) from share transactions	3,350,606,729	238,995,938
Investment Class
Shares sold	648,151,327	1,025,029,020
Reinvestment of distributions	21,854	2,290
Shares redeemed	(624,418,320)	(1,079,958,501)
Net increase (decrease) from share transactions	23,754,861	(54,927,191)
Investor Class
Shares sold	22,074,817,222	36,818,660,683
Reinvestment of distributions	2,030,125	71,781
Shares redeemed	(21,935,384,820)	(36,692,616,165)
Net increase (decrease) from share transactions	141,462,527	126,116,299
Opportunity Class (d)
Shares sold	10,311,388,593	492,000,000
Reinvestment of distributions	2,964,500	1,718
Shares redeemed	(8,161,387,653)	(192,000,000)
Net increase (decrease) from share transactions	2,152,965,440	300,001,718
Premier Class
Shares sold	565,182,730,706	1,174,064,504,174
Reinvestment of distributions	109,859,465	14,991,772
Shares redeemed	(566,093,224,778)	(1,157,675,117,100)
Net increase (decrease) from share transactions	(800,634,607)	16,404,378,846
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
Class G
Shares sold	37,620,446,907	56,547,302,653
Reinvestment of distributions	9,296,359	1,733,882
Shares redeemed	(39,974,198,798)	(55,394,100,971)
Net increase (decrease) from share transactions	(2,344,455,532)	1,154,935,564
Select Class (e)
Shares sold	57,172,104	—
Reinvestment of distributions	12,303	—
Shares redeemed	(39,446,690)	—
Net increase (decrease) from share transactions	17,737,717	—
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Blaylock Van Class shares, data for the period ended June 30, 2022 is from October 20, 2021 (commencement date) through June 30, 2022.
(c)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(d)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
(e)	For Select Class shares, data for the period ended June 30, 2022 is from June 2, 2022 (commencement date) through June 30, 2022.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0011	0.0001	0.0026	0.0186	0.0150	0.0054
Net realized gain (loss)	—	—	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0011	0.0001	0.0026	0.0186	0.0150	0.0054
Distributions to shareholders from:
Net investment income	(0.0011)	(0.0001)	(0.0026)	(0.0186)	(0.0150)	(0.0054)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0011)	(0.0001)	(0.0026)	(0.0186)	(0.0150)	(0.0054)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.11%	0.01%	0.26%	1.88%	1.51%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,331,372	$2,230,490	$2,550,831	$1,672,762	$1,686,105	$1,909,670
Ratios to Average Net Assets:
Total expenses	0.36%(d)	0.37%	0.37%	0.37%	0.37%	0.37%
Net expenses	0.24%(d)	0.07%	0.23%	0.37%	0.37%	0.37%
Net investment income (loss)	0.21%(d)	0.01%	0.20%	1.87%	1.47%	0.50%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0018	0.0001
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$400,449	$ 100
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.14%(d)
Net expenses	0.12%(d)	0.04%(d)
Net investment income (loss)	0.44%(d)	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0018	0.0001
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 501	$ 500
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.14%(d)
Net expenses	0.11%(d)	0.04%(d)
Net investment income (loss)	0.35%(d)	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0018	0.0001
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 100	$ 100
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%(d)
Net expenses	0.11%(d)	0.04%(d)
Net investment income (loss)	0.35%(d)	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 1/18/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001	0.0037	0.0207	0.0170
Net realized gain (loss)	—	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0018	0.0001	0.0037	0.0207	0.0170
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)	(0.0037)	(0.0207)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.03%	0.37%	2.09%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,939,009	$1,588,396	$1,349,398	$950,202	$639,733
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.12%(d)	0.04%	0.14%	0.15%	0.15%(d)
Net investment income (loss)	0.49%(d)	0.03%	0.42%	1.95%	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0009	0.0001	0.0025	0.0178	0.0140	0.0044
Net realized gain (loss)	—	—	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0009	0.0001	0.0025	0.0178	0.0140	0.0044
Distributions to shareholders from:
Net investment income	(0.0009)	(0.0001)	(0.0025)	(0.0178)	(0.0140)	(0.0044)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0009)	(0.0001)	(0.0025)	(0.0178)	(0.0140)	(0.0044)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.09%	0.01%	0.25%	1.79%	1.40%	0.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$451,844	$428,088	$483,015	$517,997	$380,085	$432,488
Ratios to Average Net Assets:
Total expenses	0.47%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.28%(d)	0.07%	0.27%	0.45%	0.47%	0.47%
Net investment income (loss)	0.19%(d)	0.01%	0.32%	1.76%	1.42%	0.40%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0016	0.0001	0.0033	0.0203	0.0170	0.0071
Net realized gain (loss)	—	—	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0016	0.0001	0.0033	0.0203	0.0170	0.0071
Distributions to shareholders from:
Net investment income	(0.0016)	(0.0001)	(0.0033)	(0.0203)	(0.0170)	(0.0071)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0016)	(0.0001)	(0.0033)	(0.0203)	(0.0170)	(0.0071)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.16%	0.01%	0.33%	2.05%	1.68%	0.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,204,562	$1,063,097	$936,980	$726,126	$1,875,096	$1,245,204
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.14%(d)	0.07%	0.18%	0.20%	0.20%	0.20%
Net investment income (loss)	0.27%(d)	0.01%	0.35%	2.08%	1.68%	0.83%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0018	0.0001
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,452,970	$300,002
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%(d)
Net expenses	0.13%(d)	0.04%(d)
Net investment income (loss)	0.53%(d)	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001	0.0039	0.0211	0.0170	0.0079
Net realized gain (loss)	—	—	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0018	0.0001	0.0039	0.0211	0.0170	0.0079
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)	(0.0039)	(0.0211)	(0.0170)	(0.0079)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0018)	(0.0001)	(0.0039)	(0.0211)	(0.0170)	(0.0079)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.03%	0.39%	2.13%	1.76%	0.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$83,208,662	$84,009,144	$67,604,723	$52,826,660	$32,939,927	$38,921,503
Ratios to Average Net Assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.09%(d)	0.05%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.38%(d)	0.03%	0.33%	2.08%	1.74%	0.78%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0020	0.0001	0.0043	0.0215	0.0180	0.0082
Net realized gain (loss)	—	—	0.0000(b)	0.0000(b)	—	0.0001
Total from investment operations	0.0020	0.0001	0.0043	0.0215	0.0180	0.0083
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0001)	(0.0043)	(0.0215)	(0.0180)	(0.0083)
Net realized gains	—	—	—	—	—	0.0000(b)
Total distributions	(0.0020)	(0.0001)	(0.0043)	(0.0215)	(0.0180)	(0.0083)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.20%	0.03%	0.43%	2.17%	1.80%	0.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,835,704	$7,180,149	$6,025,209	$3,607,164	$3,065,834	$4,349,842
Ratios to Average Net Assets:
Total expenses	0.08%(d)	0.08%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.07%(d)	0.05%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	0.32%(d)	0.03%	0.37%	2.12%	1.74%	0.95%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Select Class (a)
For the Period 6/2/22*- 06/30/22 (Unaudited)
Net asset value, beginning of period	$ 0.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0009
Net realized gain (loss)	1.0000
Total from investment operations	1.0009
Distributions to shareholders from:
Net investment income	(0.0009)
Net asset value, end of period	$ 1.0000
Total return (b)	0.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 17,738
Ratios to Average Net Assets:
Total expenses	0.11%(c)
Net expenses	0.07%(c)
Net investment income (loss)	1.29%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Bancroft Capital Class Blaylock Van Class Cabrera Capital Markets Class Class G Investment Class Investor Class Institutional Class Opportunity Class Premier Class Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 October 5, 2014 October 17, 2007 March 21, 2016 January 18, 2018 October 28, 2021 October 25, 2007 June 2, 2022	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.40% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended June 30, 2022, the Adviser contractually waived fees in the amount of $2,376,718.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2022 were $10,103,009.
As of June 30, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 4,506,387
12/31/2024	$61,082,619
12/31/2025	$10,102,610
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2022, the Fund's Administration Class shares and Investment Class shares paid $548,402 and $211,398, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.08%, 0.08%, 0.03%, 0.25%, 0.08% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares, respectively. During the period ended June 30, 2022, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $2,193,606, $47,029, $73, $14, $402,958, $528,496, $600,828 and $196,750, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.24%	$1,001.10	$ 1.19	$1,023.60	$1.20
Bancroft Capital Class	0.12	1,001.80	0.60	1,024.20	0.60
Blaylock Van Class	0.11	1,001.80	0.55	1,024.20	0.55
Cabrera Capital Markets Class	0.10	1,001.80	0.50	1,024.30	0.50
Institutional Class	0.11	1,001.80	0.55	1,024.20	0.55
Investment Class	0.28	1,000.90	1.39	1,023.40	1.40
Investor Class	0.14	1,001.60	0.69	1,024.10	0.70
Opportunity Class	0.13	1,001.80	0.65	1,024.10	0.65
Premier Class	0.09	1,001.80	0.45	1,024.30	0.45
Class G	0.06	1,002.00	0.30	1,024.50	0.30
Select Class	0.08	1,000.90	0.06(b)	1,003.90	0.06
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Actual period is from commencement of operations on June 2, 2022.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
___________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 10-year periods and was above the median of its Performance Group for the 3-and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
29

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2022

% of Net Assets
Treasury Repurchase Agreements	66.2%
Treasury Debt	12.5
Government Agency Debt	11.7
Government Agency Repurchase Agreements	2.7
Other Assets in Excess of Liabilities	6.9
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	67.5%
2 to 30 Days	2.7
31 to 60 Days	1.8
61 to 90 Days	3.6
Over 90 Days	17.5
Total	93.1%
Average days to maturity	16
Weighted average life	67
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—11.7%
Federal Farm Credit Banks Funding Corp. (a)	0.213%	12/02/2022	12/02/2022	$ 412,500,000	$ 412,495,139
Federal Farm Credit Banks Funding Corp., SOFR + 0.01 (b)	1.515%	07/01/2022	09/13/2022	289,310,000	289,308,514
Federal Farm Credit Banks Funding Corp., SOFR + 0.01% (b)	1.523%	07/01/2022	09/07/2022	324,500,000	324,489,287
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.528%	07/01/2022	07/14/2023	162,800,000	162,794,867
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.530%	07/01/2022	10/27/2022	271,000,000	270,995,564
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.530%	07/01/2022	12/14/2022	44,722,000	44,721,176
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.530%	07/01/2022	03/14/2023	522,169,000	522,123,772
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.530%	07/01/2022	08/21/2023	379,450,000	379,441,238
Federal Farm Credit Banks Funding Corp., SOFR + 0.03 (b)	1.535%	07/01/2022	01/12/2023	309,250,000	309,241,642
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (b)	1.550%	07/01/2022	07/08/2022	275,000,000	274,999,733
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (b)	1.550%	07/01/2022	07/11/2022	114,500,000	114,500,477
Federal Farm Credit Banks Funding Corp., SOFR + 0.05%	1.555%	07/01/2022	05/24/2024	178,700,000	178,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05%	1.555%	07/01/2022	06/03/2024	124,800,000	124,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05	1.560%	07/01/2022	05/09/2024	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (b)	1.560%	07/01/2022	08/12/2022	477,000,000	477,013,895
Federal Farm Credit Banks Funding Corp., SOFR + 0.06 (b)	1.565%	07/01/2022	02/09/2023	54,700,000	54,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (b)	1.565%	07/01/2022	12/13/2022	329,250,000	329,262,407
Federal Farm Credit Banks Funding Corp., SOFR + 0.06%	1.570%	07/01/2022	05/13/2024	49,920,000	49,931,687
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (b)	1.575%	07/01/2022	11/18/2022	39,250,000	39,250,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09 (b)	1.595%	07/01/2022	10/07/2022	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp., FFR + 0.06% (b)	1.635%	07/01/2022	01/19/2023	150,000,000	149,995,803
Federal Farm Credit Banks Funding Corp., SOFR + 0.15% (b)	1.660%	07/01/2022	08/26/2022	22,000,000	22,004,238
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (b)	1.783%	07/01/2022	07/13/2023	75,000,000	74,996,068
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03 (b)	1.785%	07/01/2022	10/12/2023	275,000,000	274,983,780
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03 (b)	1.786%	07/01/2022	04/03/2023	226,046,000	226,046,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04 (b)	1.793%	07/01/2022	05/03/2023	318,080,000	318,080,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04% (b)	1.793%	07/01/2022	11/01/2023	300,000,000	299,983,724
Federal Farm Credit Banks Funding Corp.	2.158%	05/25/2023	05/25/2023	299,500,000	299,346,095
Federal Home Loan Bank (a)	0.213%	11/29/2022	11/29/2022	196,000,000	195,928,918
Federal Home Loan Bank, SOFR + 0.01 (b)	1.520%	07/01/2022	10/07/2022	445,545,000	445,545,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank, SOFR + 0.01 (b)	1.520%	07/01/2022	10/17/2022	$ 40,000,000	$ 40,000,000
Federal Home Loan Bank, SOFR + 0.01% (b)	1.520%	07/01/2022	08/05/2022	348,110,000	348,110,000
Federal Home Loan Bank, SOFR + 0.01% (b)	1.520%	07/01/2022	10/07/2022	290,000,000	290,000,000
Federal Home Loan Bank, SOFR + 0.06% (b)	1.570%	07/01/2022	11/23/2022	350,000,000	350,000,000
Federal Home Loan Bank, SOFR + 0.06% (b)	1.570%	07/01/2022	12/16/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.07% (b)	1.575%	07/01/2022	11/10/2022	150,000,000	150,000,000
Federal Home Loan Bank Discount Notes (a)	0.760%	07/19/2022	07/19/2022	89,400,000	89,366,028
Federal Home Loan Bank Discount Notes (a)	0.785%	07/20/2022	07/20/2022	663,000,000	662,725,315
Federal Home Loan Bank Discount Notes	1.090%	09/08/2022	09/08/2022	680,000,000	678,579,367
Federal Home Loan Bank Discount Notes (a)	1.160%	09/14/2022	09/14/2022	467,400,000	466,270,450
Federal Home Loan Bank Discount Notes	1.190%	12/28/2022	12/28/2022	446,500,000	443,843,325
Federal Home Loan Bank Discount Notes	1.320%	10/20/2022	10/20/2022	453,000,000	451,129,311
Federal Home Loan Bank Discount Notes	1.430%	07/22/2022	07/22/2022	36,300,000	36,269,720
Federal Home Loan Bank Discount Notes	1.935%	09/16/2022	09/16/2022	216,109,000	215,214,579
Federal Home Loan Bank Discount Notes	2.100%	05/12/2023	05/12/2023	270,200,000	265,235,075
Federal Home Loan Bank Discount Notes	2.160%	05/18/2023	05/18/2023	79,700,000	78,164,978
Federal Home Loan Banks	2.238%	05/18/2023	05/18/2023	55,980,000	55,925,683
TOTAL GOVERNMENT AGENCY DEBT					11,716,512,855
TREASURY DEBT—12.5%
U.S. Treasury Bills	0.660%	07/19/2022	07/19/2022	61,800,000	61,779,374
U.S. Treasury Bills	0.730%	09/08/2022	09/08/2022	1,915,000	1,912,321
U.S. Treasury Bills	0.765%	08/18/2022	08/18/2022	475,350,000	474,863,361
U.S. Treasury Bills	0.816%	09/15/2022	09/15/2022	435,440,000	434,687,536
U.S. Treasury Bills	0.850%	09/20/2022	09/20/2022	218,500,000	218,082,119
U.S. Treasury Bills	0.856%	09/22/2022	09/22/2022	981,320,000	979,380,712
U.S. Treasury Bills	1.030%	12/29/2022	12/29/2022	3,500,000	3,481,875
U.S. Treasury Bills	1.133%	02/23/2023	02/23/2023	450,000,000	446,650,741
U.S. Treasury Bills	1.250%	10/20/2022	10/20/2022	750,000	747,109
U.S. Treasury Bills	2.100%	05/18/2023	05/18/2023	316,000,000	310,082,900
U.S. Treasury Bills	2.116%	04/20/2023	04/20/2023	451,087,000	444,240,797
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	450,360,000	445,955,849
U.S. Treasury Notes, 3 Month USD MMY + 0.08%	1.683%	07/01/2022	04/30/2024	2,508,100,000	2,504,964,829
U.S. Treasury Notes, 3 Month USD MMY + 0.02	1.743%	07/01/2022	01/31/2024	40,300,000	40,322,583
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.787%	07/01/2022	07/31/2023	1,287,605,000	1,287,643,183
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.792%	07/01/2022	04/30/2023	1,440,672,000	1,440,764,808
U.S. Treasury Notes, 3 Month USD MMY + 0.04 (b)	1.793%	07/01/2022	10/31/2023	646,100,000	646,103,038
U.S. Treasury Notes, 3 Month USD MMY + 0.05 (b)	1.807%	07/01/2022	01/31/2023	1,629,182,000	1,629,435,588
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	07/31/2022	464,000,000	464,149,496
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	10/31/2022	776,700,000	776,737,532
TOTAL TREASURY DEBT					12,611,985,751
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—2.7%
Agreement with Banco Santander of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal National Mortgage Associations, 1.500% – 5.500% due 07/01/2033 – 06/01/2052, valued at $255,000,000); expected proceeds $250,010,799	1.555%	07/01/2022	07/01/2022	250,000,000	250,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 13.304% due 03/15/2032 – 07/15/2049, and Federal National Mortgage Associations, 0.000% – 6.124% due 12/25/2023 – 03/25/2062, valued at $280,800,000); expected proceeds $260,011,194	1.550%	07/01/2022	07/01/2022	260,000,000	260,000,000
See accompanying notes to financial statements.
3

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 06/01/2052, and a Federal National Mortgage Association, 3.500% due 04/01/2052, valued at $204,000,000); expected proceeds $200,008,611	1.550%	07/01/2022	07/01/2022	$ 200,000,000	$ 200,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 4.500% due 04/01/2029 – 04/01/2052, Federal National Mortgage Associations, 1.810% – 6.000% due 03/01/2028 – 04/01/2052, and Government National Mortgage Associations, 2.500% – 5.000% due 01/15/2041 – 01/20/2052, valued at $234,600,034); expected proceeds $230,415,917	1.550%	07/07/2022	07/28/2022	230,000,000	230,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Government National Mortgage Association, 2.000% due 01/20/2051, valued at $174,420,000); expected proceeds $171,007,363	1.550%	07/01/2022	07/01/2022	171,000,000	171,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 1.000% – 4.500% due 03/01/2036 – 06/01/2052, and Federal National Mortgage Associations, 1.000% – 5.000% due 01/01/2029 – 04/01/2059, valued at $142,800,000); expected proceeds $140,006,028	1.550%	07/01/2022	07/01/2022	140,000,000	140,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by Federal Home Loan Mortgage Corporations, 1.609% – 5.000% due 07/01/2036 – 05/01/2052, and Federal National Mortgage Associations, 1.500% – 6.000% due 06/01/2027 – 05/01/2058, valued at $382,500,001); expected proceeds $375,682,500 (c)	1.560%	07/28/2022	07/28/2022	375,000,000	375,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 7.500% due 01/01/2027 – 05/01/2052, Federal National Mortgage Associations, 1.069% – 5.120% due 04/01/2027 – 06/01/2052 and a Federal National Mortgage Associations Strip, 4.476% due 11/01/2042, valued at $517,140,000); expected proceeds $507,021,829	1.550%	07/01/2022	07/01/2022	507,000,000	507,000,000
See accompanying notes to financial statements.
4

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 04/01/2051, Federal National Mortgage Associations, 2.202% – 4.500% due 02/01/2040 – 12/01/2051, Government National Mortgage Associations, 2.000% – 2.500% due 01/20/2051 – 11/20/2051, U.S. Treasury Bonds, 2.875% – 3.375% due 11/15/2041 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 07/15/2023 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2022 – 08/15/2027, valued at $510,000,000); expected proceeds $500,021,250
	1.530%	07/01/2022	07/01/2022	$ 500,000,000	$ 500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal National Mortgage Associations, 4.500% due 06/01/2052, and a U.S. Treasury Bill, 0.000% due 12/29/2022, valued at $26,520,001); expected proceeds $26,001,119	1.550%	07/01/2022	07/01/2022	26,000,000	26,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal Home Loan Mortgage Corporation, 0.800% due 10/27/2026, valued at $2,040,375); expected proceeds $2,000,086	1.550%	07/01/2022	07/01/2022	2,000,000	2,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 8.000% due 09/01/2022 – 02/01/2052, Federal National Mortgage Associations, 1.500% – 9.000% due 07/25/2022 – 02/01/2052, and Government National Mortgage Associations, 0.500% – 10.000% due 08/15/2022 – 06/20/2052, valued at $51,000,001); expected proceeds $50,002,153	1.550%	07/01/2022	07/01/2022	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,711,000,000
TREASURY REPURCHASE AGREEMENTS—66.2%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, and a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, valued at $306,000,012); expected proceeds $300,012,500	1.500%	07/01/2022	07/01/2022	300,000,000	300,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.875% due 11/15/2022 – 11/30/2025, valued at $62,002,669,462); expected proceeds $62,002,669,444	1.550%	07/01/2022	07/01/2022	62,000,000,000	62,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 1.625% – 2.000% due 07/31/2022 – 08/15/2029, valued at $168,300,030); expected proceeds $165,007,104	1.550%	07/01/2022	07/01/2022	165,000,000	165,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 06/30/2022 (collateralized by a U.S. Treasury Note, 0.500% due 02/28/2026, valued at $179,597,680); expected proceeds $176,007,602	1.550%	07/01/2022	07/01/2022	$ 176,000,000	$ 176,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.750% - 3.375% due 08/15/2047 - 02/15/2049, and a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, valued at $1,693,339,353); expected proceeds $1,650,071,438	1.550%	07/01/2022	07/01/2022	1,650,000,167	1,650,000,167
Agreement with MUFG Securities, dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% - 6.250% due 12/31/2022 - 02/15/2032, and U.S. Treasury Bonds, 3.125% - 4.375% due 05/15/2041 - 11/15/2041, valued at $568,582,801); expected proceeds $557,324,072	1.550%	07/01/2022	07/01/2022	557,300,000	557,300,000
Agreement with National Australia Bank, Ltd., dated 06/30/2022 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2024, valued at $359,338,542); expected proceeds $352,015,204	1.550%	07/01/2022	07/01/2022	352,000,000	352,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 1.250% – 2.375% due 06/30/2024 – 02/15/2032, valued at $856,800,058); expected proceeds $841,055,600 (c)	1.560%	07/15/2022	07/15/2022	840,000,000	840,000,000
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 1.750% - 3.750% due 08/15/2041 - 11/15/2043, and U.S. Treasury Strips, 0.000%, due 11/15/2029 – 02/15/2045, valued at $236,683,160); expected proceeds $231,646,238	1.560%	07/01/2022	07/01/2022	231,636,200	231,636,200
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.750% - 3.750% due 11/15/2042 - 11/15/2048, and a U.S. Treasury Strip, 0.000%, due 05/15/2029, valued at $183,742,367); expected proceeds $180,026,226	1.560%	07/01/2022	07/01/2022	180,018,425	180,018,425
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2031, and a U.S. Treasury Note, 2.750% due 02/15/2024, valued at $25,500,058); expected proceeds $25,001,028	1.480%	07/01/2022	07/01/2022	25,000,000	25,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					66,476,954,792
TOTAL INVESTMENTS –93.1% (d)(e)					93,516,453,398
Other Assets in Excess of Liabilities —6.9%					6,955,539,471
NET ASSETS –100.0%					$100,471,992,869
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,215,000,000 or 1.2% of net assets as of June 30, 2022.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 24,328,498,606
Repurchase agreements, at value and amortized cost	69,187,954,792
Total Investments	93,516,453,398
Cash	6,927,136,686
Interest receivable — unaffiliated issuers	33,337,234
Other Receivable	3,968,428
TOTAL ASSETS	100,480,895,746
LIABILITIES
Advisory and administrator fee payable	4,006,363
Custody, sub-administration and transfer agent fees payable	4,551,305
Trustees’ fees and expenses payable	6,885
Professional fees payable	262,046
Printing fees payable	48,931
Accrued expenses and other liabilities	27,347
TOTAL LIABILITIES	8,902,877
NET ASSETS	$100,471,992,869
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$218,600,100
EXPENSES
Advisory and administrator fee	22,547,241
Custodian, sub-administrator and transfer agent fees	4,679,329
Trustees’ fees and expenses	255,966
Professional fees and expenses	349,719
Printing and postage fees	34,695
Insurance expense	12,391
Miscellaneous expenses	32,744
TOTAL EXPENSES	27,912,085
NET INVESTMENT INCOME (LOSS)	$190,688,015
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	114,533
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$190,802,548
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 190,688,015	$ 8,581,856
Net realized gain (loss)	114,533	75,720
Net increase (decrease) in net assets resulting from operations	190,802,548	8,657,576
CAPITAL TRANSACTIONS
Contributions	151,793,718,416	228,927,239,917
Withdrawals	(148,900,750,968)	(211,159,621,770)
Net increase (decrease) in net assets from capital transactions	2,892,967,448	17,767,618,147
Net increase (decrease) in net assets during the period	3,083,769,996	17,776,275,723
Net assets at beginning of period	97,388,222,873	79,611,947,150
NET ASSETS AT END OF PERIOD	$ 100,471,992,869	$ 97,388,222,873
See accompanying notes to financial statements.
9

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.18%	0.01%	0.45%	2.20%	1.81%	0.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100,471,993	$97,388,223	$79,611,947	$60,887,784	$41,221,782	$48,665,017
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.07%	0.07%	0.06%
Net investment income (loss)	0.42%(b)	0.01%	0.39%	2.13%	1.78%	0.85%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $69,187,954,792 and associated collateral equal to $69,361,373,936.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
12

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,001.80	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
16

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 10-year periods and was above the median of its Performance Group for the 3-and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00277120

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$15,340,513,791
Receivable for fund shares sold	46,338
Other Receivable	180
TOTAL ASSETS	15,340,560,309
LIABILITIES
Administration fees payable	643,218
Shareholder servicing fee payable	200,858
Distribution fees payable	49,002
Transfer agent fees payable	27,502
Registration and filing fees payable	55,573
Professional fees payable	27,388
Printing fees payable	31,277
Distribution payable	1,885,860
Accrued expenses and other liabilities	9,726
TOTAL LIABILITIES	2,930,404
NET ASSETS	$15,337,629,905
NET ASSETS CONSIST OF:
Paid-in Capital	$15,337,629,876
Total distributable earnings (loss)	29
NET ASSETS	$15,337,629,905
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 50,073
Shares Outstanding	50,073
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 2,192,335,552
Shares Outstanding	2,192,342,690
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 606,835,847
Shares Outstanding	606,831,897
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 302,785,326
Shares Outstanding	302,786,322
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 35,952,785
Shares Outstanding	35,952,789
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$12,199,570,322
Shares Outstanding	12,199,666,868
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$31,466,158
Expenses allocated from affiliated Portfolio	(4,504,768)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	26,961,390
EXPENSES
Administration fees
Administration Class	13
Bancroft Capital Class	12
Cabrera Capital Markets Class	12
Institutional Class	378,306
Investment Class	100,921
Investor Class	159,549
Opportunity Class	149
Premier Class	2,966,257
Shareholder servicing fees
Administration Class	48
Bancroft Capital Class	7
Cabrera Capital Markets Class	7
Institutional Class	226,984
Investment Class	504,606
Investor Class	255,279
Opportunity Class	89
Distribution fees
Administration Class	13
Investment Class	201,842
Custodian fees	23,138
Trustees’ fees and expenses	10,460
Transfer agent fees	15,943
Registration and filing fees	85,759
Professional fees	36,699
Printing and postage fees	30,440
Insurance expense	23,166
Miscellaneous expenses	49,803
TOTAL EXPENSES	5,069,502
Expenses waived/reimbursed by the Adviser	(1,174,929)
NET EXPENSES	3,894,573
NET INVESTMENT INCOME (LOSS)	$23,066,817
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(23,986)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,042,831
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 23,066,817	$ 863,894
Net realized gain (loss)	(23,986)	45,399
Net increase (decrease) in net assets resulting from operations	23,042,831	909,293
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(40)	(8)
Bancroft Capital Class (a)	(72)	(1)
Cabrera Capital Markets Class (b)	(72)	(1)
Institutional Class	(2,970,461)	(48,229)
Investment Class	(361,761)	(25,325)
Investor Class	(653,152)	(47,317)
Opportunity Class (c)	(2,860)	(1)
Premier Class	(19,078,403)	(841,012)
Total distributions to shareholders	(23,066,821)	(961,894)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Reinvestment of distributions	—	7
Shares redeemed	—	(275,014)
Net increase (decrease) from capital share transactions	—	(275,007)
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Cabrera Capital Markets Class (b)
Shares sold	—	50,000
Reinvestment of distributions	72	1
Net increase (decrease) from capital share transactions	72	50,001
Institutional Class
Shares sold	4,211,455,603	5,087,839,401
Reinvestment of distributions	659,557	21,352
Shares redeemed	(2,931,156,928)	(4,420,515,486)
Net increase (decrease) from capital share transactions	1,280,958,232	667,345,267
Investment Class
Shares sold	566,037,048	533,675,055
Reinvestment of distributions	9,915	1,631
Shares redeemed	(243,098,067)	(729,742,532)
Net increase (decrease) from capital share transactions	322,948,896	(196,065,846)
Investor Class
Shares sold	3,299,830,790	5,276,633,799
Reinvestment of distributions	211,147	17,757
Shares redeemed	(3,535,531,110)	(5,293,891,789)
Net increase (decrease) from capital share transactions	(235,489,173)	(17,240,233)
Opportunity Class (c)
Shares sold	35,900,000	50,000
Reinvestment of distributions	2,789	—
Net increase (decrease) from capital share transactions	35,902,789	50,000
Premier Class
Shares sold	58,307,087,648	104,057,324,262
Reinvestment of distributions	18,136,594	848,198
Shares redeemed	(57,826,532,699)	(107,065,223,762)
Net increase (decrease) from capital share transactions	498,691,543	(3,007,051,302)
Net increase (decrease) in net assets from beneficial interest transactions	1,903,012,359	(2,553,137,120)
Net increase (decrease) in net assets during the period	1,902,988,369	(2,553,189,721)
Net assets at beginning of period	13,434,641,536	15,987,831,257
NET ASSETS AT END OF PERIOD	$ 15,337,629,905	$ 13,434,641,536
SHARES OF BENEFICIAL INTEREST:
Administration Class
Reinvestment of distributions	—	7
Shares redeemed	—	(275,014)
Net increase (decrease) from share transactions	—	(275,007)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Cabrera Capital Markets Class (b)
Shares sold	—	50,000
Reinvestment of distributions	72	1
Net increase (decrease) from share transactions	72	50,001
Institutional Class
Shares sold	4,211,455,603	5,087,839,401
Reinvestment of distributions	659,557	21,352
Shares redeemed	(2,931,156,928)	(4,420,515,486)
Net increase (decrease) from share transactions	1,280,958,232	667,345,267
Investment Class
Shares sold	566,037,048	533,675,055
Reinvestment of distributions	9,915	1,631
Shares redeemed	(243,098,067)	(729,742,532)
Net increase (decrease) from share transactions	322,948,896	(196,065,846)
Investor Class
Shares sold	3,299,830,790	5,276,633,799
Reinvestment of distributions	211,147	17,757
Shares redeemed	(3,535,531,110)	(5,293,891,789)
Net increase (decrease) from share transactions	(235,489,173)	(17,240,233)
Opportunity Class (c)
Shares sold	35,900,000	50,000
Reinvestment of distributions	2,789	—
Net increase (decrease) from share transactions	35,902,789	50,000
Premier Class
Shares sold	58,307,087,648	104,057,324,262
Reinvestment of distributions	18,136,594	848,198
Shares redeemed	(57,826,532,699)	(107,065,223,762)
Net increase (decrease) from share transactions	498,691,543	(3,007,051,302)
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(c)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0016	0.0009	0.0029	0.0184	0.0076
Net realized gain (loss)	(0.0008)	(0.0007)	(0.0001)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0008	0.0002	0.0028	0.0184	0.0076
Distributions to shareholders from:
Net investment income	(0.0008)	(0.0001)	(0.0028)	(0.0184)	(0.0076)
Net realized gains	—	(0.0001)	—	—	—
Total distributions	(0.0008)	(0.0002)	(0.0028)	(0.0184)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.08%	0.00%(d)	0.28%	1.85%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 325	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.37%	0.37%	0.37%	0.37%(e)
Net expenses	0.25%(e)	0.07%	0.18%	0.37%	0.37%(e)
Net investment income (loss)	0.16%(e)	0.01%	0.07%	1.84%	1.79%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0014	0.0001
Net realized gain (loss)	0.0000(b)	0.0001
Total from investment operations	0.0014	0.0002
Distributions to shareholders from:
Net investment income	(0.0014)	(0.0001)
Net realized gains	—	(0.0001)
Total distributions	(0.0014)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.14%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.15%(e)
Net expenses	0.12%(e)	0.05%(e)
Net investment income (loss)	0.29%(e)	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0015	0.0001
Net realized gain (loss)	(0.0001)	0.0001
Total from investment operations	0.0014	0.0002
Distributions to shareholders from:
Net investment income	(0.0014)	(0.0001)
Net realized gains	—	(0.0001)
Total distributions	(0.0014)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (b)	0.14%	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%(d)
Net expenses	0.12%(d)	0.05%(d)
Net investment income (loss)	0.30%(d)	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0014	0.0001	0.0038	0.0205	0.0085
Net realized gain (loss)	0.0000(b)	0.0001	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0014	0.0002	0.0038	0.0205	0.0085
Distributions to shareholders from:
Net investment income	(0.0014)	(0.0001)	(0.0038)	(0.0205)	(0.0085)
Net realized gains	—	(0.0001)	—	—	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.14%	0.01%	0.38%	2.07%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,192,336	$911,380	$244,039	$ 23,628	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.13%(d)	0.06%	0.14%	0.15%	0.15%(d)
Net investment income (loss)	0.39%(d)	0.01%	0.12%	1.86%	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0006	0.0000	0.0027	0.0175	0.0138	0.0041
Net realized gain (loss)	0.0000(b)	0.0002	0.0001	0.0000(b)	(0.0000)(b)	0.0000(b)
Total from investment operations	0.0006	0.0002	0.0028	0.0175	0.0138	0.0041
Distributions to shareholders from:
Net investment income	(0.0006)	(0.0001)	(0.0027)	(0.0175)	(0.0138)	(0.0041)
Net realized gains	—	(0.0001)	(0.0001)	—	—	(0.0000)(b)
Total distributions	(0.0006)	(0.0002)	(0.0028)	(0.0175)	(0.0138)	(0.0041)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.06%	0.01%	0.27%	1.76%	1.39%	0.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$606,836	$283,888	$479,954	$408,230	$390,735	$366,364
Ratios to Average Net Assets:
Total expenses	0.47%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.34%(d)	0.06%	0.26%	0.46%	0.47%	0.47%
Net investment income (loss)	0.18%(d)	0.01%	0.21%	1.74%	1.37%	0.38%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0012	0.0001	0.0035	0.0200	0.0165	0.0068
Net realized gain (loss)	0.0001	0.0001	—	0.0000(b)	(0.0000)(b)	0.0000(b)
Total from investment operations	0.0013	0.0002	0.0035	0.0200	0.0165	0.0068
Distributions to shareholders from:
Net investment income	(0.0013)	(0.0001)	(0.0035)	(0.0200)	(0.0165)	(0.0068)
Net realized gains	—	(0.0001)	—	—	—	(0.0000)(b)
Total distributions	(0.0013)	(0.0002)	(0.0035)	(0.0200)	(0.0165)	(0.0068)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.13%	0.01%	0.35%	2.02%	1.66%	0.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$302,785	$538,275	$555,517	$131,075	$ 97,241	$ 29,583
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.15%(d)	0.06%	0.17%	0.20%	0.20%	0.20%
Net investment income (loss)	0.20%(d)	0.01%	0.17%	1.95%	1.70%	0.71%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0014	0.0001
Net realized gain (loss)	0.0000(b)	0.0001
Total from investment operations	0.0014	0.0002
Distributions to shareholders from:
Net investment income	(0.0014)	(0.0001)
Net realized gains	—	(0.0001)
Total distributions	(0.0014)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.14%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 35,953	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(e)	0.15%(e)
Net expenses	0.15%(e)	0.05%(e)
Net investment income (loss)	0.96%(e)	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0014	0.0000	0.0040	0.0208	0.0173	0.0076
Net realized gain (loss)	0.0001	0.0002	0.0001	0.0000(b)	(0.0000)(b)	0.0000(b)
Total from investment operations	0.0015	0.0002	0.0041	0.0208	0.0173	0.0076
Distributions to shareholders from:
Net investment income	(0.0015)	(0.0001)	(0.0040)	(0.0208)	(0.0173)	(0.0076)
Net realized gains	—	(0.0001)	(0.0001)	—	—	(0.0000)(b)
Total distributions	(0.0015)	(0.0002)	(0.0041)	(0.0208)	(0.0173)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.15%	0.01%	0.40%	2.10%	1.74%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,199,570	$11,700,899	$14,707,995	$11,812,916	$9,424,507	$12,123,627
Ratios to Average Net Assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10%(d)	0.06%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.32%(d)	0.01%	0.33%	2.07%	1.71%	0.76%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.74% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended June 30, 2022, the Adviser contractually waived fees in the amount of $5,430.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended June 30, 2022 were $1,169,499. As of June 30, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 1,398,757
12/31/2024	$10,134,247
12/31/2025	$ 1,169,499
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2022, the Fund's Administration Class shares and Investment Class shares paid $13 and $201,842, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.08%, 0.08%, 0.03%, 0.25%, 0.08%, and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, and Institutional Class, Investment Class shares, Investor Class shares, and Opportunity Class shares, respectively. During the period ended June 30, 2022, the Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $48, $7, $7, $226,984, $504,606, $255,279 and $89, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.25%	$1,000.80	$1.24	$1,023.60	$1.25
Bancroft Capital Class	0.12	1,001.40	0.60	1,024.20	0.60
Cabrera Capital Markets Class	0.12	1,001.40	0.55	1,024.20	0.55
Institutional Class	0.13	1,001.40	0.65	1,024.10	0.65
Investment Class	0.34	1,000.60	1.64	1,023.20	1.66
Investor Class	0.15	1,001.30	0.74	1,024.10	0.75
Opportunity Class	0.15	1,001.40	0.69	1,024.10	0.70
Premier Class	0.10	1,001.50	0.50	1,024.30	0.50
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
_________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 10-year periods and was above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Treasury Debt	109.3%
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
2 to 30 Days	45.0%
31 to 60 Days	27.1
61 to 90 Days	9.3
Over 90 Days	27.9
Total	109.3%
Average days to maturity	42
Weighted average life	91
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—109.3%
U.S. Treasury Bills (a)	0.000%	08/02/2022	08/02/2022	$ 1,275,000,000	$ 1,273,801,611
U.S. Treasury Bills	0.000%	08/25/2022	08/25/2022	50,000,000	49,945,764
U.S. Treasury Bills	0.550%	07/12/2022	07/12/2022	894,000,000	893,802,056
U.S. Treasury Bills	0.660%	07/19/2022	07/19/2022	1,750,350,000	1,749,459,169
U.S. Treasury Bills	0.670%	07/07/2022	07/07/2022	157,000,000	156,981,708
U.S. Treasury Bills	0.671%	09/01/2022	09/01/2022	147,000,000	146,830,252
U.S. Treasury Bills	0.705%	07/05/2022	07/05/2022	1,916,819,000	1,916,666,348
U.S. Treasury Bills	0.725%	08/23/2022	08/23/2022	250,000,000	249,733,160
U.S. Treasury Bills	0.730%	09/08/2022	09/08/2022	149,500,000	149,296,555
U.S. Treasury Bills	0.765%	07/14/2022	07/14/2022	455,000,000	454,874,071
U.S. Treasury Bills	0.765%	08/18/2022	08/18/2022	370,050,000	369,558,286
U.S. Treasury Bills	0.816%	09/15/2022	09/15/2022	150,300,000	150,040,119
U.S. Treasury Bills	0.850%	09/20/2022	09/20/2022	13,480,000	13,454,219
U.S. Treasury Bills	0.856%	09/22/2022	09/22/2022	61,460,000	61,338,544
U.S. Treasury Bills	0.915%	07/26/2022	07/26/2022	1,683,750,000	1,682,656,510
U.S. Treasury Bills	0.965%	08/16/2022	08/16/2022	700,000,000	698,823,385
U.S. Treasury Bills	1.030%	12/29/2022	12/29/2022	175,250,000	173,233,823
U.S. Treasury Bills	1.133%	02/23/2023	02/23/2023	23,220,000	23,047,179
U.S. Treasury Bills	1.150%	08/09/2022	08/09/2022	744,000,000	743,072,831
U.S. Treasury Bills	1.160%	09/13/2022	09/13/2022	230,211,000	229,662,075
U.S. Treasury Bills	1.220%	10/13/2022	10/13/2022	200,000,000	199,295,111
U.S. Treasury Bills	1.370%	11/03/2022	11/03/2022	180,028,000	179,140,367
U.S. Treasury Bills	1.385%	11/10/2022	11/10/2022	100,000,000	99,492,167
U.S. Treasury Bills	1.391%	10/04/2022	10/04/2022	300,000,000	298,954,802
U.S. Treasury Bills	1.581%	12/01/2022	12/01/2022	200,000,000	198,656,575
U.S. Treasury Bills (a)	1.640%	08/30/2022	08/30/2022	750,000,000	748,082,778
U.S. Treasury Bills	1.710%	12/08/2022	12/08/2022	218,000,000	216,343,200
U.S. Treasury Bills	2.100%	05/18/2023	05/18/2023	200,000,000	196,255,000
U.S. Treasury Bills	2.116%	04/20/2023	04/20/2023	75,100,000	73,960,202
U.S. Treasury Bills	2.351%	12/22/2022	12/22/2022	150,000,000	148,295,525
U.S. Treasury Notes	0.754%	07/15/2022	07/15/2022	351,789,100	351,920,883
U.S. Treasury Notes	0.876%	07/31/2022	07/31/2022	225,000,000	225,185,142
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	83,200,000	82,386,379
U.S. Treasury Notes	1.513%	11/30/2022	11/30/2022	216,000,000	216,432,669
U.S. Treasury Notes, 3 Month USD MMY + 0.08% (b)	1.683%	07/01/2022	04/30/2024	756,650,000	755,902,273
U.S. Treasury Notes, 3 Month USD MMY + 0.02 (b)	1.743%	07/01/2022	01/31/2024	21,750,000	21,762,188
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.787%	07/01/2022	07/31/2023	238,500,000	238,506,249
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.792%	07/01/2022	04/30/2023	150,000,000	150,005,047
U.S. Treasury Notes, 3 Month USD MMY + 0.04 (b)	1.793%	07/01/2022	10/31/2023	40,300,000	40,300,000
U.S. Treasury Notes, 3 Month USD MMY + 0.05 (b)	1.807%	07/01/2022	01/31/2023	512,486,000	513,368,714
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	07/31/2022	741,000,000	741,124,551
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	10/31/2022	629,559,000	629,620,294
TOTAL INVESTMENTS –109.3% (c)(d)					17,511,267,781
Liabilities in Excess of Other Assets —(9.3)%					(1,487,441,063)
NET ASSETS –100.0%					$ 16,023,826,718
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 17,511,267,781
Cash	4,289
Interest receivable — unaffiliated issuers	11,537,344
TOTAL ASSETS	17,522,809,414
LIABILITIES
Payable for investments purchased	1,497,364,500
Advisory and administrator fee payable	681,817
Custody, sub-administration and transfer agent fees payable	844,527
Trustees’ fees and expenses payable	1,334
Professional fees payable	60,687
Printing fees payable	21,956
Accrued expenses and other liabilities	7,875
TOTAL LIABILITIES	1,498,982,696
NET ASSETS	$16,023,826,718
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$32,813,173
EXPENSES
Advisory and administrator fee	3,769,867
Custodian, sub-administrator and transfer agent fees	802,116
Trustees’ fees and expenses	49,626
Professional fees	70,408
Printing and postage fees	10,373
Insurance expense	1,951
Miscellaneous expenses	5,670
TOTAL EXPENSES	4,710,011
NET INVESTMENT INCOME (LOSS)	$28,103,162
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,024)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,078,138
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 28,103,162	$ 367,418
Net realized gain (loss)	(25,024)	47,649
Net increase (decrease) in net assets resulting from operations	28,078,138	415,067
CAPITAL TRANSACTIONS
Contributions	19,672,240,085	22,872,089,825
Withdrawals	(17,737,363,236)	(25,583,136,317)
Net increase (decrease) in net assets from capital transactions	1,934,876,849	(2,711,046,492)
Net increase (decrease) in net assets during the period	1,962,954,987	(2,710,631,425)
Net assets at beginning of period	14,060,871,731	16,771,503,156
NET ASSETS AT END OF PERIOD	$ 16,023,826,718	$ 14,060,871,731
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.13%	0.00%(b)	0.48%	2.18%	1.80%	0.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,023,827	$14,060,872	$16,771,503	$12,816,642	$10,372,969	$13,005,602
Ratios to average net assets:
Total expenses	0.06%(c)	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.37%(c)	0.00%(b)	0.38%	2.13%	1.76%	0.81%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,001.30	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at a meeting held on May 11-12, 2022 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 10-year periods and was above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Treasury Debt	109.3%
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
2 to 30 Days	45.0%
31 to 60 Days	27.1
61 to 90 Days	9.3
Over 90 Days	27.9
Total	109.3%
Average days to maturity	42
Weighted average life	91
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—109.3%
U.S. Treasury Bills (a)	0.000%	08/02/2022	08/02/2022	$ 1,275,000,000	$ 1,273,801,611
U.S. Treasury Bills	0.000%	08/25/2022	08/25/2022	50,000,000	49,945,764
U.S. Treasury Bills	0.550%	07/12/2022	07/12/2022	894,000,000	893,802,056
U.S. Treasury Bills	0.660%	07/19/2022	07/19/2022	1,750,350,000	1,749,459,169
U.S. Treasury Bills	0.670%	07/07/2022	07/07/2022	157,000,000	156,981,708
U.S. Treasury Bills	0.671%	09/01/2022	09/01/2022	147,000,000	146,830,252
U.S. Treasury Bills	0.705%	07/05/2022	07/05/2022	1,916,819,000	1,916,666,348
U.S. Treasury Bills	0.725%	08/23/2022	08/23/2022	250,000,000	249,733,160
U.S. Treasury Bills	0.730%	09/08/2022	09/08/2022	149,500,000	149,296,555
U.S. Treasury Bills	0.765%	07/14/2022	07/14/2022	455,000,000	454,874,071
U.S. Treasury Bills	0.765%	08/18/2022	08/18/2022	370,050,000	369,558,286
U.S. Treasury Bills	0.816%	09/15/2022	09/15/2022	150,300,000	150,040,119
U.S. Treasury Bills	0.850%	09/20/2022	09/20/2022	13,480,000	13,454,219
U.S. Treasury Bills	0.856%	09/22/2022	09/22/2022	61,460,000	61,338,544
U.S. Treasury Bills	0.915%	07/26/2022	07/26/2022	1,683,750,000	1,682,656,510
U.S. Treasury Bills	0.965%	08/16/2022	08/16/2022	700,000,000	698,823,385
U.S. Treasury Bills	1.030%	12/29/2022	12/29/2022	175,250,000	173,233,823
U.S. Treasury Bills	1.133%	02/23/2023	02/23/2023	23,220,000	23,047,179
U.S. Treasury Bills	1.150%	08/09/2022	08/09/2022	744,000,000	743,072,831
U.S. Treasury Bills	1.160%	09/13/2022	09/13/2022	230,211,000	229,662,075
U.S. Treasury Bills	1.220%	10/13/2022	10/13/2022	200,000,000	199,295,111
U.S. Treasury Bills	1.370%	11/03/2022	11/03/2022	180,028,000	179,140,367
U.S. Treasury Bills	1.385%	11/10/2022	11/10/2022	100,000,000	99,492,167
U.S. Treasury Bills	1.391%	10/04/2022	10/04/2022	300,000,000	298,954,802
U.S. Treasury Bills	1.581%	12/01/2022	12/01/2022	200,000,000	198,656,575
U.S. Treasury Bills (a)	1.640%	08/30/2022	08/30/2022	750,000,000	748,082,778
U.S. Treasury Bills	1.710%	12/08/2022	12/08/2022	218,000,000	216,343,200
U.S. Treasury Bills	2.100%	05/18/2023	05/18/2023	200,000,000	196,255,000
U.S. Treasury Bills	2.116%	04/20/2023	04/20/2023	75,100,000	73,960,202
U.S. Treasury Bills	2.351%	12/22/2022	12/22/2022	150,000,000	148,295,525
U.S. Treasury Notes	0.754%	07/15/2022	07/15/2022	351,789,100	351,920,883
U.S. Treasury Notes	0.876%	07/31/2022	07/31/2022	225,000,000	225,185,142
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	83,200,000	82,386,379
U.S. Treasury Notes	1.513%	11/30/2022	11/30/2022	216,000,000	216,432,669
U.S. Treasury Notes, 3 Month USD MMY + 0.08% (b)	1.683%	07/01/2022	04/30/2024	756,650,000	755,902,273
U.S. Treasury Notes, 3 Month USD MMY + 0.02 (b)	1.743%	07/01/2022	01/31/2024	21,750,000	21,762,188
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.787%	07/01/2022	07/31/2023	238,500,000	238,506,249
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.792%	07/01/2022	04/30/2023	150,000,000	150,005,047
U.S. Treasury Notes, 3 Month USD MMY + 0.04 (b)	1.793%	07/01/2022	10/31/2023	40,300,000	40,300,000
U.S. Treasury Notes, 3 Month USD MMY + 0.05 (b)	1.807%	07/01/2022	01/31/2023	512,486,000	513,368,714
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	07/31/2022	741,000,000	741,124,551
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	10/31/2022	629,559,000	629,620,294
TOTAL INVESTMENTS –109.3% (c)(d)					17,511,267,781
Liabilities in Excess of Other Assets —(9.3)%					(1,487,441,063)
NET ASSETS –100.0%					$ 16,023,826,718
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 17,511,267,781
Cash	4,289
Interest receivable — unaffiliated issuers	11,537,344
TOTAL ASSETS	17,522,809,414
LIABILITIES
Payable for investments purchased	1,497,364,500
Advisory and administrator fee payable	681,817
Custody, sub-administration and transfer agent fees payable	844,527
Trustees’ fees and expenses payable	1,334
Professional fees payable	60,687
Printing fees payable	21,956
Accrued expenses and other liabilities	7,875
TOTAL LIABILITIES	1,498,982,696
NET ASSETS	$16,023,826,718
See accompanying notes to financial statements.
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$32,813,173
EXPENSES
Advisory and administrator fee	3,769,867
Custodian, sub-administrator and transfer agent fees	802,116
Trustees’ fees and expenses	49,626
Professional fees	70,408
Printing and postage fees	10,373
Insurance expense	1,951
Miscellaneous expenses	5,670
TOTAL EXPENSES	4,710,011
NET INVESTMENT INCOME (LOSS)	$28,103,162
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,024)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,078,138
See accompanying notes to financial statements.
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 28,103,162	$ 367,418
Net realized gain (loss)	(25,024)	47,649
Net increase (decrease) in net assets resulting from operations	28,078,138	415,067
CAPITAL TRANSACTIONS
Contributions	19,672,240,085	22,872,089,825
Withdrawals	(17,737,363,236)	(25,583,136,317)
Net increase (decrease) in net assets from capital transactions	1,934,876,849	(2,711,046,492)
Net increase (decrease) in net assets during the period	1,962,954,987	(2,710,631,425)
Net assets at beginning of period	14,060,871,731	16,771,503,156
NET ASSETS AT END OF PERIOD	$ 16,023,826,718	$ 14,060,871,731
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.13%	0.00%(b)	0.48%	2.18%	1.80%	0.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,023,827	$14,060,872	$16,771,503	$12,816,642	$10,372,969	$13,005,602
Ratios to average net assets:
Total expenses	0.06%(c)	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.37%(c)	0.00%(b)	0.38%	2.13%	1.76%	0.81%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,001.30	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET MASTER FUNDS
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at a meeting held on May 11-12, 2022 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 10-year periods and was above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$36,516,432,120
Receivable for fund shares sold	26,663,186
Receivable from Adviser	745
TOTAL ASSETS	36,543,096,051
LIABILITIES
Payable for fund shares repurchased	162
Administration fees payable	1,444,717
Shareholder servicing fee payable	430,200
Distribution fees payable	1,344
Transfer agent fees payable	10,669
Registration and filing fees payable	56,357
Professional fees payable	36,640
Printing fees payable	34,752
Distribution payable	3,945,177
Accrued expenses and other liabilities	4,568
TOTAL LIABILITIES	5,964,586
NET ASSETS	$36,537,131,465
NET ASSETS CONSIST OF:
Paid-in Capital	$36,537,105,593
Total distributable earnings (loss)	25,872
NET ASSETS	$36,537,131,465
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 500,891
Shares Outstanding	500,891
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 50,091
Shares Outstanding	50,091
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 765,010,449
Shares Outstanding	765,009,581
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 15,185,092
Shares Outstanding	15,191,425
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 4,385,263,917
Shares Outstanding	4,385,264,182
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 1,051,176
Shares Outstanding	1,051,176
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$27,362,408,812
Shares Outstanding	27,362,532,178
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
June 30, 2022 (Unaudited)

Trust Class
Net Assets	$ 4,007,561,037
Shares Outstanding	4,007,872,831
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$73,082,572
Expenses allocated from affiliated Portfolio	(8,099,276)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	64,983,296
EXPENSES
Administration fees
Administration Class	12
Bancroft Capital Class	12
Blaylock Van Class	123
Cabrera Capital Markets Class	12
Institutional Class	94,253
Investment Class	4,746
Investor Class	348,459
Opportunity Class	2,079
Premier Class	5,228,835
Trust Class	869,873
Shareholder servicing fees
Administration Class	48
Bancroft Capital Class	7
Blaylock Van Class	73
Cabrera Capital Markets Class	7
Institutional Class	56,552
Investment Class	23,729
Investor Class	557,534
Opportunity Class	1,247
Trust Class	974,259
Distribution fees
Administration Class	13
Investment Class	9,491
Custodian fees	26,600
Trustees’ fees and expenses	10,481
Transfer agent fees	5,507
Registration and filing fees	136,516
Professional fees	52,404
Printing and postage fees	45,469
Insurance expense	35,175
Miscellaneous expenses	66,405
TOTAL EXPENSES	8,549,921
Expenses waived/reimbursed by the Adviser	(1,812,098)
NET EXPENSES	6,737,823
NET INVESTMENT INCOME (LOSS)	$58,245,473
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	5,459
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$58,250,932
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 58,245,473	$ 3,192,108
Net realized gain (loss)	5,459	11,001
Net increase (decrease) in net assets resulting from operations	58,250,932	3,203,109
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(55)	(2)
Bancroft Capital Class (a)	(89)	(2)
Blaylock Van Class (b)	(880)	(11)
Cabrera Capital Markets Class (c)	(89)	(2)
Institutional Class	(1,096,293)	(63,985)
Investment Class	(15,037)	(1,278)
Investor Class	(3,970,726)	(31,544)
Opportunity Class (d)	(49,489)	(2)
Premier Class	(46,872,002)	(2,853,345)
Trust Class	(6,234,684)	(247,949)
Total distributions to shareholders	(58,239,344)	(3,198,120)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Blaylock Van Class (b)
Shares sold	—	500,000
Reinvestment of distributions	880	11
Net increase (decrease) from capital share transactions	880	500,011
Cabrera Capital Markets Class (c)
Shares sold	—	50,000
Reinvestment of distributions	88	2
Net increase (decrease) from capital share transactions	88	50,002
Institutional Class
Shares sold	1,932,602,213	5,027,130,680
Reinvestment of distributions	111,210	9,586
Shares redeemed	(1,445,730,068)	(4,839,682,511)
Net increase (decrease) from capital share transactions	486,983,355	187,457,755
Investment Class
Shares sold	15,811,329	68,376,653
Reinvestment of distributions	2,887	359
Shares redeemed	(24,316,800)	(87,046,861)
Net increase (decrease) from capital share transactions	(8,502,584)	(18,669,849)
Investor Class
Shares sold	16,578,110,434	11,432,839,816
Reinvestment of distributions	3,771,448	22,476
Shares redeemed	(14,688,926,192)	(9,487,117,188)
Net increase (decrease) from capital share transactions	1,892,955,690	1,945,745,104
Opportunity Class (d)
Shares sold	301,129,000	50,000
Reinvestment of distributions	1,176	—
Shares redeemed	(300,129,000)	—
Net increase (decrease) from capital share transactions	1,001,176	50,000
Premier Class
Shares sold	131,420,576,278	211,935,808,248
Reinvestment of distributions	41,008,016	2,635,534
Shares redeemed	(121,043,421,474)	(214,998,625,131)
Net increase (decrease) from capital share transactions	10,418,162,820	(3,060,181,349)
Trust Class
Shares sold	14,383,140,419	32,172,851,264
Reinvestment of distributions	5,577,858	218,869
Shares redeemed	(13,947,363,637)	(33,216,849,822)
Net increase (decrease) from capital share transactions	441,354,640	(1,043,779,689)
Net increase (decrease) in net assets from beneficial interest transactions	13,231,956,065	(1,988,778,015)
Net increase (decrease) in net assets during the period	13,231,967,653	(1,988,773,026)
Net assets at beginning of period	23,305,163,812	25,293,936,838
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
NET ASSETS AT END OF PERIOD	$ 36,537,131,465	$ 23,305,163,812
SHARES OF BENEFICIAL INTEREST:
Bancroft Capital Class (a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Blaylock Van Class (b)
Shares sold	—	500,000
Reinvestment of distributions	880	11
Net increase (decrease) from share transactions	880	500,011
Cabrera Capital Markets Class (c)
Shares sold	—	50,000
Reinvestment of distributions	89	2
Net increase (decrease) from share transactions	89	50,002
Institutional Class
Shares sold	1,932,602,213	5,027,130,680
Reinvestment of distributions	111,210	9,586
Shares redeemed	(1,445,730,068)	(4,839,682,511)
Net increase (decrease) from share transactions	486,983,355	187,457,755
Investment Class
Shares sold	15,811,329	68,376,653
Reinvestment of distributions	2,887	359
Shares redeemed	(24,316,800)	(87,046,861)
Net increase (decrease) from share transactions	(8,502,584)	(18,669,849)
Investor Class
Shares sold	16,578,110,434	11,432,839,816
Reinvestment of distributions	3,771,448	22,476
Shares redeemed	(14,688,926,192)	(9,487,117,188)
Net increase (decrease) from share transactions	1,892,955,690	1,945,745,104
Opportunity Class (d)
Shares sold	301,129,000	50,000
Reinvestment of distributions	1,176	—
Shares redeemed	(300,129,000)	—
Net increase (decrease) from share transactions	1,001,176	50,000
Premier Class
Shares sold	131,420,576,278	211,935,808,248
Reinvestment of distributions	41,008,016	2,635,534
Shares redeemed	(121,043,421,474)	(214,998,625,131)
Net increase (decrease) from share transactions	10,418,162,820	(3,060,181,349)
Trust Class
Shares sold	14,383,140,419	32,172,851,264
Reinvestment of distributions	5,577,858	218,869
Shares redeemed	(13,947,363,637)	(33,216,849,822)
Net increase (decrease) from share transactions	441,354,640	(1,043,779,689)
(a)	For Bancroft Capital Class shares, data for the period ended December 31, 2021 is from October 13, 2021 (commencement date) through December 31, 2021.
(b)	For Blaylock Van Class shares, data for the period ended June 30, 2022 is from October 20, 2021 (commencement date) through June 30, 2022.
(c)	For Cabrera Capital Market Class shares, data for the period ended December 31, 2021 is from October 20, 2021 (commencement date) through December 31, 2021.
(d)	For Opportunity Class shares, data for the period ended December 31, 2021 is from October 28, 2021 (commencement date) through December 31, 2021.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0011	0.0001	0.0027	0.0185	0.0076
Net realized gain (loss)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0011	0.0001	0.0027	0.0185	0.0076
Distributions to shareholders from:
Net investment income	(0.0011)	(0.0001)	(0.0027)	(0.0185)	(0.0076)
Total distributions	(0.0011)	(0.0001)	(0.0027)	(0.0185)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.11%	0.00%(d)	0.27%	1.86%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.35%(e)	0.37%	0.36%	0.37%	0.37%(e)
Net expenses	0.25%(e)	0.07%	0.25%	0.37%	0.37%(e)
Net investment income (loss)	0.23%(e)	0.00%(d)	0.27%	1.85%	1.78%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0018	0.0001
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)
Total distributions	(0.0018)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.15%(e)
Net expenses	0.12%(e)	0.05%(e)
Net investment income (loss)	0.36%(e)	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0018	0.0001
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)
Total distributions	(0.0018)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 501	$ 500
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.15%(e)
Net expenses	0.12%(e)	0.05%(e)
Net investment income (loss)	0.35%(e)	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0018	0.0001
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)
Total distributions	(0.0018)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.13%(e)
Net expenses	0.12%(e)	0.04%(e)
Net investment income (loss)	0.37%(e)	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001	0.0037	0.0207	0.0085
Net realized gain (loss)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0018	0.0001	0.0037	0.0207	0.0085
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Total distributions	(0.0018)	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.02%	0.37%	2.09%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$765,010	$278,027	$ 90,569	$468,721	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.13%(d)	0.06%	0.15%	0.15%	0.15%(d)
Net investment income (loss)	0.58%(d)	0.02%	0.34%	2.09%	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0009	0.0001	0.0025	0.0180	0.0139	0.0042
Net realized gain (loss)	—	—	—	(0.0000)(b)	—	0.0000(b)
Total from investment operations	0.0009	0.0001	0.0025	0.0180	0.0139	0.0042
Distributions to shareholders from:
Net investment income	(0.0009)	(0.0001)	(0.0025)	(0.0180)	(0.0139)	(0.0042)
Net realized gains	—	—	—	—	—	(0.0000)(b)
Total distributions	(0.0009)	(0.0001)	(0.0025)	(0.0180)	(0.0139)	(0.0042)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.09%	0.01%	0.25%	1.81%	1.40%	0.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 15,185	$ 23,688	$ 42,358	$ 52,086	$ 69,812	$ 19,242
Ratios to Average Net Assets:
Total expenses	0.47%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.28%(d)	0.07%	0.29%	0.46%	0.47%	0.47%
Net investment income (loss)	0.16%(d)	0.00%(e)	0.27%	1.78%	1.54%	0.36%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0016	0.0001	0.0034	0.0202	0.0166	0.0069
Net realized gain (loss)	—	—	—	(0.0000)(b)	—	0.0000(b)
Total from investment operations	0.0016	0.0001	0.0034	0.0202	0.0166	0.0069
Distributions to shareholders from:
Net investment income	(0.0016)	(0.0001)	(0.0034)	(0.0202)	(0.0166)	(0.0069)
Net realized gains	—	—	—	—	—	(0.0000)(b)
Total distributions	(0.0016)	(0.0001)	(0.0034)	(0.0202)	(0.0166)	(0.0069)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.16%	0.01%	0.34%	2.03%	1.67%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,385,264	$2,492,307	$546,563	$230,017	$774,885	$328,764
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.17%(d)	0.07%	0.18%	0.20%	0.20%	0.20%
Net investment income (loss)	0.56%(d)	0.01%	0.31%	2.02%	1.67%	0.70%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/22 (Unaudited)	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0018	0.0001
Net realized gain (loss)	—	0.0000(b)
Total from investment operations	0.0018	0.0001
Distributions to shareholders from:
Net investment income	(0.0018)	(0.0001)
Total distributions	(0.0018)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.18%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,051	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(e)	0.15%(e)
Net expenses	0.14%(e)	0.04%(e)
Net investment income (loss)	1.19%(e)	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0019	0.0001	0.0040	0.0210	0.0174	0.0077
Net realized gain (loss)	—	—	—	(0.0000)(b)	—	0.0000(b)
Total from investment operations	0.0019	0.0001	0.0040	0.0210	0.0174	0.0077
Distributions to shareholders from:
Net investment income	(0.0019)	(0.0001)	(0.0040)	(0.0210)	(0.0174)	(0.0077)
Net realized gains	—	—	—	—	—	(0.0000)(b)
Total distributions	(0.0019)	(0.0001)	(0.0040)	(0.0210)	(0.0174)	(0.0077)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.19%	0.02%	0.40%	2.12%	1.75%	0.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,362,409	$16,944,237	$20,004,414	$14,672,348	$8,402,049	$4,000,478
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10%(d)	0.06%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.44%(d)	0.02%	0.33%	2.07%	1.80%	0.81%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0017	0.0001	0.0036	0.0204	0.0168	0.0071
Net realized gain (loss)	—	—	—	(0.0000)(b)	—	0.0000(b)
Total from investment operations	0.0017	0.0001	0.0036	0.0204	0.0168	0.0071
Distributions to shareholders from:
Net investment income	(0.0017)	(0.0001)	(0.0036)	(0.0204)	(0.0168)	(0.0071)
Net realized gains	—	—	—	—	—	(0.0000)(b)
Total distributions	(0.0017)	(0.0001)	(0.0036)	(0.0204)	(0.0168)	(0.0071)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.17%	0.01%	0.36%	2.06%	1.69%	0.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,007,561	$3,566,204	$4,609,983	$4,185,964	$4,481,410	$6,903,267
Ratios to Average Net Assets:
Total expenses	0.17%(d)	0.17%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.14%(d)	0.07%	0.16%	0.18%	0.18%	0.18%
Net investment income (loss)	0.35%(d)	0.01%	0.33%	2.05%	1.64%	0.70%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.79% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended June 30, 2022, the Adviser contractually waived fees in the amount of $516,573.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2022 were $1,295,525.
As of June 30, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 1,084,579
12/31/2024	$13,835,326
12/31/2025	$ 1,295,525
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2022, the Fund's Administration Class shares and Investment Class shares paid $12 and $9,492, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.08%, 0.08%,0.08%, 0.03%, 0.25%, 0.08%, 0.08%and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class Shares, Blaylock Van Class Shares, Cabrera Capital Markets Class Shares, Institutional Class shares, Investment Class shares, Investor Class, Opportunity Class shares and Trust Class Shares, respectively. During the period ended June 30, 2022, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $48, $7, $73, $7, $56,552, $23,729, $557,534, $1,247 and $974,259, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
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STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.25%	$1,001.10	$1.24	$1,023.60	$1.25
Bancroft Capital Class	0.12	1,001.80	0.60	1,024.20	0.60
Blaylock Van Class	0.12	1,001.80	0.60	1,024.20	0.60
Cabrera Capital Markets Class	0.12	1,001.80	0.60	1,024.20	0.60
Institutional Class	0.13	1,001.80	0.65	1,024.10	0.65
Investment Class	0.28	1,000.90	1.39	1,023.40	1.40
Investor Class	0.17	1,001.60	0.84	1,024.00	0.85
Opportunity Class	0.14	1,001.80	0.69	1,024.10	0.70
Premier Class	0.10	1,001.90	0.50	1,024.30	0.50
Trust Class	0.14	1,001.70	0.69	1,024.10	0.70
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov and on the Fund’s website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
27

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Treasury Repurchase Agreements	77.0%
Treasury Debt	17.7
Other Assets in Excess of Liabilities	5.3
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	76.2%
2 to 30 Days	1.4
31 to 60 Days	2.7
61 to 90 Days	2.2
Over 90 Days	12.2
Total	94.7%
Average days to maturity	11
Weighted average life	49
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—17.7%
U.S. Treasury Bills	0.660%	07/19/2022	07/19/2022	$ 250,030,000	$ 249,947,001
U.S. Treasury Bills	0.730%	09/08/2022	09/08/2022	206,000,000	205,711,772
U.S. Treasury Bills	0.765%	08/18/2022	08/18/2022	115,070,000	114,952,197
U.S. Treasury Bills	0.816%	09/15/2022	09/15/2022	265,520,000	265,060,894
U.S. Treasury Bills	0.850%	09/20/2022	09/20/2022	82,000,000	81,843,175
U.S. Treasury Bills	0.856%	09/22/2022	09/22/2022	368,030,000	367,302,698
U.S. Treasury Bills	1.030%	12/29/2022	12/29/2022	135,000,000	134,300,888
U.S. Treasury Bills	1.133%	02/23/2023	02/23/2023	135,000,000	133,995,222
U.S. Treasury Bills	1.391%	10/04/2022	10/04/2022	175,000,000	174,422,743
U.S. Treasury Bills	2.100%	05/18/2023	05/18/2023	365,000,000	358,165,375
U.S. Treasury Bills	2.116%	04/20/2023	04/20/2023	175,200,000	172,540,972
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	156,600,000	155,068,430
U.S. Treasury Notes	1.513%	11/30/2022	11/30/2022	125,000,000	125,847,664
U.S. Treasury Notes, 3 Month USD MMY + 0.08% (a)	1.683%	07/01/2022	04/30/2024	1,355,200,000	1,353,844,424
U.S. Treasury Notes, 3 Month USD MMY + 0.02 (a)	1.743%	07/01/2022	01/31/2024	9,700,000	9,705,436
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (a)	1.787%	07/01/2022	07/31/2023	511,644,000	511,656,159
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (a)	1.792%	07/01/2022	04/30/2023	389,941,000	389,966,177
U.S. Treasury Notes, 3 Month USD MMY + 0.04 (a)	1.793%	07/01/2022	10/31/2023	407,100,000	407,109,117
U.S. Treasury Notes, 3 Month USD MMY + 0.05 (a)	1.807%	07/01/2022	01/31/2023	425,406,000	425,474,054
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (a)	1.813%	07/01/2022	07/31/2022	1,003,375,000	1,003,510,778
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (a)	1.813%	07/01/2022	10/31/2022	884,361,000	884,409,346
TOTAL TREASURY DEBT					7,524,834,522
TREASURY REPURCHASE AGREEMENTS—77.0%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.500% due 11/15/2022 – 05/15/2031, valued at $31,001,334,817); expected proceeds $31,001,334,722	1.550%	07/01/2022	07/01/2022	31,000,000,000	31,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Note, 0.500% due 02/28/2026, valued at $75,524,063); expected proceeds $74,000,000	1.550%	07/01/2022	07/01/2022	74,000,000	74,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Note, 1.625% due 08/15/2029, valued at $71,400,076); expected proceeds $70,003,014	1.550%	07/01/2022	07/01/2022	70,000,000	70,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.250% - 3.000% due 02/15/2049 - 11/15/2049, valued at $666,689,649); expected proceeds $650,000,295	1.550%	07/01/2022	07/01/2022	650,000,295	650,000,295
Agreement with MUFG Securities, dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.500% - 3.125% due 11/15/2041 - 02/15/2045, and a U.S. Treasury Note, 2.375% due 05/15/2027, valued at $237,859,220); expected proceeds $233,000,000	1.550%	07/01/2022	07/01/2022	233,000,000	233,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2022 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2024, valued at $151,087,819); expected proceeds $148,000,000	1.550%	07/01/2022	07/01/2022	148,000,000	148,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 1.250% – 2.375% due 06/30/2024 – 02/15/2032, valued at $367,200,015); expected proceeds $360,452,400	1.560%	07/15/2022	07/15/2022	$ 360,000,000	$ 360,000,000
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Strips, 0.00%, due 02/15/2026 – 08/15/2030, valued at $38,203,857); expected proceeds $37,382,875	1.560%	07/01/2022	07/01/2022	37,382,875	37,382,875
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by U.S. Treasury Strips, 0.00%, due 05/15/2029 – 05/15/2030, valued at $50,851,139); expected proceeds $49,755,000	1.560%	07/01/2022	07/01/2022	49,755,000	49,755,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Bills, 0.00% due 07/07/2022 – 11/03/2022, U.S. Treasury Bonds, 1.125% – 7.125% due 02/15/2023 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 3.625% due 01/15/2027 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2022 – 01/15/2032, U.S. Treasury Notes, 0.125% – 3.000% due 07/31/2022 – 02/15/2031, and U.S. Treasury Strips, 0.00% due 11/15/2022 – 08/15/2051, valued at $153,000,141); expected proceeds $150,006,458	1.550%	07/01/2022	07/01/2022	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					32,772,138,170
TOTAL INVESTMENTS –94.7%					40,296,972,692
Other Assets in Excess of Liabilities —5.3%					2,267,513,318
NET ASSETS –100.0%					$ 42,564,486,010
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
MMY	Money Market Yield
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 7,524,834,522
Repurchase agreements, at value and amortized cost	32,772,138,170
Total Investments	40,296,972,692
Cash	2,256,232,206
Interest receivable — unaffiliated issuers	12,406,966
Other Receivable	2,203,123
TOTAL ASSETS	42,567,814,987
LIABILITIES
Advisory and administrator fee payable	1,660,299
Custody, sub-administration and transfer agent fees payable	1,539,500
Trustees’ fees and expenses payable	1,998
Professional fees payable	87,240
Printing fees payable	29,528
Accrued expenses and other liabilities	10,412
TOTAL LIABILITIES	3,328,977
NET ASSETS	$42,564,486,010
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$87,827,704
EXPENSES
Advisory and administrator fee	7,731,203
Custodian, sub-administrator and transfer agent fees	1,616,754
Trustees’ fees and expenses	79,468
Professional fees	110,717
Printing and postage fees	15,250
Insurance expense	3,244
Miscellaneous expenses	9,407
TOTAL EXPENSES	9,566,043
NET INVESTMENT INCOME (LOSS)	$78,261,661
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,244
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$78,267,905
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,261,661	$ 2,473,307
Net realized gain (loss)	6,244	12,659
Net increase (decrease) in net assets resulting from operations	78,267,905	2,485,966
CAPITAL TRANSACTIONS
Contributions	63,373,644,793	59,891,436,435
Withdrawals	(47,948,737,942)	(60,881,968,916)
Net increase (decrease) in net assets from capital transactions	15,424,906,851	(990,532,481)
Net increase (decrease) in net assets during the period	15,503,174,756	(988,046,515)
Net assets at beginning of period	27,061,311,254	28,049,357,769
NET ASSETS AT END OF PERIOD	$ 42,564,486,010	$ 27,061,311,254
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.19%	0.01%	0.46%	2.19%	1.82%	0.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,564,486	$27,061,311	$28,049,358	$23,834,935	$17,447,265	$14,180,281
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.50%(b)	0.01%	0.41%	2.13%	1.79%	0.84%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $32,772,138,170 and associated collateral equal to $32,813,150,796.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,001.90	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR
00277121

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$6,046,100,888
Receivable from Adviser	176,632
TOTAL ASSETS	6,046,277,520
LIABILITIES
Administration fees payable	252,625
Transfer agent fees payable	14,665
Registration and filing fees payable	10,900
Professional fees payable	17,326
Printing fees payable	26,886
Distribution payable	5,595
Accrued expenses and other liabilities	1,238
TOTAL LIABILITIES	329,235
NET ASSETS	$6,045,948,285
NET ASSETS CONSIST OF:
Paid-in Capital	$6,045,945,158
Total distributable earnings (loss)	3,127
NET ASSETS	$6,045,948,285
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	6,045,945,158
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	12,793,213
Expenses allocated from affiliated Portfolio	(1,466,767)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	11,326,446
EXPENSES
Administration fees	1,184,051
Custodian fees	13,451
Trustees’ fees and expenses	10,403
Transfer agent fees	445
Registration and filing fees	46,979
Professional fees and expenses	16,089
Printing and postage fees	12,758
Insurance expense	5,277
Miscellaneous expenses	10,888
TOTAL EXPENSES	1,300,341
Expenses waived/reimbursed by the Adviser	(961,571)
NET EXPENSES	338,770
NET INVESTMENT INCOME (LOSS)	$10,987,676
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	785
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,988,461
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,987,676	$ 773,304
Net realized gain (loss)	785	1,659
Net increase (decrease) in net assets resulting from operations	10,988,461	774,963
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(10,986,688)	(774,279)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,497,072,918	4,109,785,543
Reinvestment of distributions	10,979,624	773,017
Cost of shares redeemed	(3,217,862,816)	(3,108,792,238)
Net increase (decrease) from share transactions	2,290,189,726	1,001,766,322
Net increase (decrease) in net assets during the period	2,290,191,499	1,001,767,006
Net assets at beginning of period	3,755,756,786	2,753,989,780
NET ASSETS AT END OF PERIOD	$ 6,045,948,285	$ 3,755,756,786
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,497,072,918	4,109,785,543
Reinvestment of distributions	10,979,624	773,017
Shares redeemed	(3,217,862,816)	(3,108,792,238)
Net increase (decrease) from share transactions	2,290,189,726	1,001,766,322
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	For the Period 10/05/17* - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0023	0.0002	0.0045	0.0213	0.0178	0.0025
Net realized and unrealized gain (loss)	(0.0003)	(0.0001)	(0.0001)	(0.0000)(b)	—	—
Total from investment operations	0.0020	0.0001	0.0044	0.0213	0.0178	0.0025
Distributions to shareholders from:
Net investment income	(0.0020)	(0.0001)	(0.0044)	(0.0213)	(0.0178)	(0.0025)
Total distributions	(0.0020)	(0.0001)	(0.0044)	(0.0213)	(0.0178)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.20%	0.02%	0.44%	2.16%	1.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,045,948	$3,755,757	$2,753,990	$4,220,578	$3,620,569	$2,926,362
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.13%	0.16%(d)
Net expenses	0.08%(d)	0.05%	0.08%	0.08%	0.08%	0.08%(d)
Net investment income (loss)	0.46%(d)	0.02%	0.45%	2.13%	1.77%	1.08%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.20% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended June 30, 2022, the Adviser contractually waived fees in the amount of $397,768.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2022, the Adviser voluntarily waived expenses in the amount of $473,620.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2022 were $90,183. As of June 30, 2022, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows
Expiration Date	Amount
12/31/2023	$ 645
12/31/2024	$1,057,953
12/31/2025	$ 90,183
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,002.00	$0.40	$1,024.40	$0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov. and on the Fund’s website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Obligations Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the one- and three-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1- and 3-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
16

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2022

% of Net Assets
Treasury Repurchase Agreements	77.0%
Treasury Debt	17.7
Other Assets in Excess of Liabilities	5.3
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	76.2%
2 to 30 Days	1.4
31 to 60 Days	2.7
61 to 90 Days	2.2
Over 90 Days	12.2
Total	94.7%
Average days to maturity	11
Weighted average life	49
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—17.7%
U.S. Treasury Bills	0.660%	07/19/2022	07/19/2022	$ 250,030,000	$ 249,947,001
U.S. Treasury Bills	0.730%	09/08/2022	09/08/2022	206,000,000	205,711,772
U.S. Treasury Bills	0.765%	08/18/2022	08/18/2022	115,070,000	114,952,197
U.S. Treasury Bills	0.816%	09/15/2022	09/15/2022	265,520,000	265,060,894
U.S. Treasury Bills	0.850%	09/20/2022	09/20/2022	82,000,000	81,843,175
U.S. Treasury Bills	0.856%	09/22/2022	09/22/2022	368,030,000	367,302,698
U.S. Treasury Bills	1.030%	12/29/2022	12/29/2022	135,000,000	134,300,888
U.S. Treasury Bills	1.133%	02/23/2023	02/23/2023	135,000,000	133,995,222
U.S. Treasury Bills	1.391%	10/04/2022	10/04/2022	175,000,000	174,422,743
U.S. Treasury Bills	2.100%	05/18/2023	05/18/2023	365,000,000	358,165,375
U.S. Treasury Bills	2.116%	04/20/2023	04/20/2023	175,200,000	172,540,972
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	156,600,000	155,068,430
U.S. Treasury Notes	1.513%	11/30/2022	11/30/2022	125,000,000	125,847,664
U.S. Treasury Notes, 3 Month USD MMY + 0.08% (a)	1.683%	07/01/2022	04/30/2024	1,355,200,000	1,353,844,424
U.S. Treasury Notes, 3 Month USD MMY + 0.02 (a)	1.743%	07/01/2022	01/31/2024	9,700,000	9,705,436
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (a)	1.787%	07/01/2022	07/31/2023	511,644,000	511,656,159
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (a)	1.792%	07/01/2022	04/30/2023	389,941,000	389,966,177
U.S. Treasury Notes, 3 Month USD MMY + 0.04 (a)	1.793%	07/01/2022	10/31/2023	407,100,000	407,109,117
U.S. Treasury Notes, 3 Month USD MMY + 0.05 (a)	1.807%	07/01/2022	01/31/2023	425,406,000	425,474,054
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (a)	1.813%	07/01/2022	07/31/2022	1,003,375,000	1,003,510,778
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (a)	1.813%	07/01/2022	10/31/2022	884,361,000	884,409,346
TOTAL TREASURY DEBT					7,524,834,522
TREASURY REPURCHASE AGREEMENTS—77.0%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.500% due 11/15/2022 – 05/15/2031, valued at $31,001,334,817); expected proceeds $31,001,334,722	1.550%	07/01/2022	07/01/2022	31,000,000,000	31,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Note, 0.500% due 02/28/2026, valued at $75,524,063); expected proceeds $74,000,000	1.550%	07/01/2022	07/01/2022	74,000,000	74,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Note, 1.625% due 08/15/2029, valued at $71,400,076); expected proceeds $70,003,014	1.550%	07/01/2022	07/01/2022	70,000,000	70,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.250% - 3.000% due 02/15/2049 - 11/15/2049, valued at $666,689,649); expected proceeds $650,000,295	1.550%	07/01/2022	07/01/2022	650,000,295	650,000,295
Agreement with MUFG Securities, dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.500% - 3.125% due 11/15/2041 - 02/15/2045, and a U.S. Treasury Note, 2.375% due 05/15/2027, valued at $237,859,220); expected proceeds $233,000,000	1.550%	07/01/2022	07/01/2022	233,000,000	233,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2022 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2024, valued at $151,087,819); expected proceeds $148,000,000	1.550%	07/01/2022	07/01/2022	148,000,000	148,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 1.250% – 2.375% due 06/30/2024 – 02/15/2032, valued at $367,200,015); expected proceeds $360,452,400	1.560%	07/15/2022	07/15/2022	$ 360,000,000	$ 360,000,000
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Strips, 0.00%, due 02/15/2026 – 08/15/2030, valued at $38,203,857); expected proceeds $37,382,875	1.560%	07/01/2022	07/01/2022	37,382,875	37,382,875
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by U.S. Treasury Strips, 0.00%, due 05/15/2029 – 05/15/2030, valued at $50,851,139); expected proceeds $49,755,000	1.560%	07/01/2022	07/01/2022	49,755,000	49,755,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Bills, 0.00% due 07/07/2022 – 11/03/2022, U.S. Treasury Bonds, 1.125% – 7.125% due 02/15/2023 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 3.625% due 01/15/2027 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2022 – 01/15/2032, U.S. Treasury Notes, 0.125% – 3.000% due 07/31/2022 – 02/15/2031, and U.S. Treasury Strips, 0.00% due 11/15/2022 – 08/15/2051, valued at $153,000,141); expected proceeds $150,006,458	1.550%	07/01/2022	07/01/2022	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					32,772,138,170
TOTAL INVESTMENTS –94.7%					40,296,972,692
Other Assets in Excess of Liabilities —5.3%					2,267,513,318
NET ASSETS –100.0%					$ 42,564,486,010
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
MMY	Money Market Yield
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 7,524,834,522
Repurchase agreements, at value and amortized cost	32,772,138,170
Total Investments	40,296,972,692
Cash	2,256,232,206
Interest receivable — unaffiliated issuers	12,406,966
Other Receivable	2,203,123
TOTAL ASSETS	42,567,814,987
LIABILITIES
Advisory and administrator fee payable	1,660,299
Custody, sub-administration and transfer agent fees payable	1,539,500
Trustees’ fees and expenses payable	1,998
Professional fees payable	87,240
Printing fees payable	29,528
Accrued expenses and other liabilities	10,412
TOTAL LIABILITIES	3,328,977
NET ASSETS	$42,564,486,010
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$87,827,704
EXPENSES
Advisory and administrator fee	7,731,203
Custodian, sub-administrator and transfer agent fees	1,616,754
Trustees’ fees and expenses	79,468
Professional fees	110,717
Printing and postage fees	15,250
Insurance expense	3,244
Miscellaneous expenses	9,407
TOTAL EXPENSES	9,566,043
NET INVESTMENT INCOME (LOSS)	$78,261,661
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,244
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$78,267,905
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,261,661	$ 2,473,307
Net realized gain (loss)	6,244	12,659
Net increase (decrease) in net assets resulting from operations	78,267,905	2,485,966
CAPITAL TRANSACTIONS
Contributions	63,373,644,793	59,891,436,435
Withdrawals	(47,948,737,942)	(60,881,968,916)
Net increase (decrease) in net assets from capital transactions	15,424,906,851	(990,532,481)
Net increase (decrease) in net assets during the period	15,503,174,756	(988,046,515)
Net assets at beginning of period	27,061,311,254	28,049,357,769
NET ASSETS AT END OF PERIOD	$ 42,564,486,010	$ 27,061,311,254
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.19%	0.01%	0.46%	2.19%	1.82%	0.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,564,486	$27,061,311	$28,049,358	$23,834,935	$17,447,265	$14,180,281
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.50%(b)	0.01%	0.41%	2.13%	1.79%	0.84%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $32,772,138,170 and associated collateral equal to $32,813,150,796.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,001.90	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
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following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized
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benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
18

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBSAR
00277121

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$617,658,288	$1,081,238,948	$333,852,387
Receivable for investments sold	349,919	—	—
Receivable for fund shares sold	547,563	6,905,154	2,007,340
Receivable from Adviser	487,898	174,556	287,321
TOTAL ASSETS	619,043,668	1,088,318,658	336,147,048
LIABILITIES
Payable for investments purchased	—	4,256,156	1,332,137
Payable for fund shares repurchased	892,061	2,635,968	669,953
Advisory fee payable	12,374	54,637	8,518
Custodian fees payable	18,784	18,784	18,798
Administration fees payable	24,749	45,531	14,195
Distribution fees payable	2,443	2,571	6,507
Trustees’ fees and expenses payable	10	9	10
Transfer agent fees payable	28,942	22,502	23,870
Sub-transfer agent fee payable	59,294	10,093	69,300
Registration and filing fees payable	22,541	23,725	17,789
Professional fees payable	19,531	20,056	19,319
Printing and postage fees payable	11,462	16,346	6,256
Accrued expenses and other liabilities	18	611,081	11
TOTAL LIABILITIES	1,092,209	7,717,459	2,186,663
NET ASSETS	$617,951,459	$1,080,601,199	$333,960,385
NET ASSETS CONSIST OF:
Paid-in Capital	$702,538,375	$1,193,853,423	$409,122,406
Total distributable earnings (loss)	(84,586,916)	(113,252,224)	(75,162,021)
NET ASSETS	$617,951,459	$1,080,601,199	$333,960,385
Class A
Net Assets	$ 13,244,718	$ 11,663,431	$ 29,978,405
Shares Outstanding	148,522	129,501	121,671
Net asset value, offering and redemption price per share	$ 89.18	$ 90.06	$ 246.39
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 92.65	$ 95.05	$ 260.04
Class I
Net Assets	$ 8,553,904	$ 766,584	$ 7,766,416
Shares Outstanding	96,184	8,490	31,478
Net asset value, offering and redemption price per share	$ 88.93	$ 90.29	$ 246.73
Class K
Net Assets	$596,152,837	$1,068,171,184	$296,215,564
Shares Outstanding	6,703,300	11,807,955	1,199,222
Net asset value, offering and redemption price per share	$ 88.93	$ 90.46	$ 247.01
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$694,400,488	$1,196,689,721	$455,416,916
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 5,261,405	$ —	$ —
EXPENSES
Advisory fee	75,407	333,283	54,514
Administration fees	150,813	277,736	90,858
Sub-transfer agent fee
Class A	10,513	12,402	35,639
Class I	7,912	514	8,565
Distribution fees
Class A	13,142	15,502	44,549
Custodian fees	18,907	18,907	18,912
Trustees’ fees and expenses	10,512	10,513	10,511
Transfer agent fees	66,915	55,966	37,287
Registration and filing fees	57,186	55,356	47,141
Professional fees and expenses	13,497	14,317	12,553
Printing and postage fees	4,171	5,390	1,985
Insurance expense	971	1,649	625
Miscellaneous expenses	3,622	170,706	3,137
TOTAL EXPENSES	433,568	972,241	366,276
Expenses waived/reimbursed by the Adviser	(399,094)	(852,382)	(246,516)
NET EXPENSES	34,474	119,859	119,760
NET INVESTMENT INCOME (LOSS)	$ 5,226,931	$ (119,859)	$ (119,760)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(7,910,887)	1,743,774	2,497,567
Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	(63,882,834)	(236,712,166)	(119,975,879)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(71,793,721)	(234,968,392)	(117,478,312)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(66,566,790)	$(235,088,251)	$(117,598,072)
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,226,931	$ 10,507,301	$ (119,859)	$ 28,787,282	$ (119,760)	$ 11,744,017
Net realized gain (loss)	(7,910,887)	6,717,165	1,743,774	18,423,403	2,497,567	64,543,810
Net change in unrealized appreciation/depreciation	(63,882,834)	(25,081,448)	(236,712,166)	24,928,048	(119,975,879)	(40,840,365)
Net increase (decrease) in net assets resulting from operations	(66,566,790)	(7,856,982)	(235,088,251)	72,138,733	(117,598,072)	35,447,462
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(69,782)	(310,385)	—	(451,550)	—	(3,768,805)
Class I	(63,084)	(225,701)	—	(26,348)	—	(1,008,856)
Class K	(5,075,929)	(18,961,341)	—	(45,789,587)	—	(30,749,558)
Total distributions to shareholders	(5,208,795)	(19,497,427)	—	(46,267,485)	—	(35,527,219)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	5,778,663	5,609,425	3,383,759	4,169,296	3,804,300	26,020,266
Reinvestment of distributions	68,314	310,209	—	451,510	—	3,690,403
Cost of shares redeemed	(2,144,255)	(5,788,708)	(1,575,909)	(1,900,429)	(6,609,125)	(10,987,860)
Net increase (decrease) from capital share transactions	3,702,722	130,926	1,807,850	2,720,377	(2,804,825)	18,722,809
Class I
Proceeds from sale of shares sold	2,430,044	3,953,998	257,687	253,992	3,648,614	12,109,475
Reinvestment of distributions	5,338	31,270	—	26,348	—	1,008,856
Cost of shares redeemed	(116,928)	(4,582,328)	(7,338)	(41,859)	(4,472,085)	(9,108,940)
Net increase (decrease) from capital share transactions	2,318,454	(597,060)	250,349	238,481	(823,471)	4,009,391
Class K
Proceeds from sale of shares sold	182,645,344	505,711,468	229,551,818	478,760,857	78,786,329	201,622,021
Reinvestment of distributions	5,071,331	18,955,896	—	44,103,749	—	30,647,437
Cost of shares redeemed	(143,330,323)	(239,473,320)	(65,889,675)	(206,583,444)	(34,190,798)	(94,538,053)
Net increase (decrease) from capital share transactions	44,386,352	285,194,044	163,662,143	316,281,162	44,595,531	137,731,405
Net increase (decrease) in net assets from beneficial interest transactions	50,407,528	284,727,910	165,720,342	319,240,020	40,967,235	160,463,605
Contribution from Adviser
Contribution from Affiliate (Note 5)	378,243	—	—	—	230,431	—
Net increase (decrease) in net assets during the period	(20,989,814)	257,373,501	(69,367,909)	345,111,268	(76,400,406)	160,383,848
Net assets at beginning of period	638,941,273	381,567,772	1,149,969,108	804,857,840	410,360,791	249,976,943
NET ASSETS AT END OF PERIOD	$ 617,951,459	$ 638,941,273	$1,080,601,199	$1,149,969,108	$ 333,960,385	$410,360,791
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	63,967	54,459	32,810	37,035	13,341	71,506
Reinvestment of distributions	734	3,060	—	4,070	—	10,885
Shares redeemed	(23,266)	(56,565)	(15,725)	(16,654)	(22,343)	(29,990)
Net increase (decrease) from share transactions	41,435	954	17,085	24,451	(9,002)	52,401
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
Class I
Shares sold	25,772	38,742	2,491	2,288	11,994	33,255
Reinvestment of distributions	57	308	—	237	—	2,975
Shares redeemed	(1,225)	(44,192)	(67)	(367)	(14,921)	(24,203)
Net increase (decrease) from share transactions	24,604	(5,142)	2,424	2,158	(2,927)	12,027
Class K
Shares sold	1,988,320	4,916,863	2,264,555	4,208,329	268,990	561,669
Reinvestment of distributions	54,556	187,407	—	396,688	—	90,371
Shares redeemed	(1,549,507)	(2,338,151)	(652,151)	(1,823,318)	(115,122)	(261,943)
Net increase (decrease) from share transactions	493,369	2,766,119	1,612,404	2,781,699	153,868	390,097
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$100.32	$105.53	$101.10	$ 95.50	$98.20	$97.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.59	1.45	2.18	3.40	2.60	2.10
Net realized and unrealized gain (loss)	(11.16)	(3.79)	5.10	4.40	(3.00)	0.80
Total from investment operations	(10.57)	(2.34)	7.28	7.80	(0.40)	2.90
Contribution from Adviser (Note 4)	0.06	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.62)	(1.44)	(2.06)	(2.20)	(2.30)	(2.10)
Net realized gains	—	(1.43)	(0.79)	—	—	(0.10)
Total distributions	(0.62)	(2.87)	(2.85)	(2.20)	(2.30)	(2.20)
Net asset value, end of period	$ 89.19	$100.32	$105.53	$101.10	$95.50	$98.20
Total return (c)	(10.51)%(d)	(2.22)%	7.25%	8.27%	(0.39)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,245	$10,742	$ 11,200	$19,325	$1,121	$ 340
Ratios to Average Net Assets:
Total expenses (e)	0.58%(f)	0.58%	0.66%	0.68%	0.55%	0.58%
Net expenses (e)	0.45%(f)	0.47%	0.48%	0.48%	0.31%	0.40%
Net investment income (loss)	1.27%(f)	1.41%	2.08%	3.45%	2.74%	2.11%
Portfolio turnover rate (g)	0%(h)	29%	37%	69%	90%	99%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (10.57)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$100.03	$105.23	$100.80	$ 95.50	$ 98.40	$ 97.60
Income (loss) from investment operations:
Net investment income (loss) (b)	0.73	1.69	2.38	2.70	2.70	2.30
Net realized and unrealized gain (loss)	(11.16)	(3.77)	5.20	5.40	(2.90)	0.90
Total from investment operations	(10.43)	(2.08)	7.58	8.10	(0.20)	3.20
Contribution from Adviser (Note 4)	0.06	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.72)	(1.69)	(2.36)	(2.80)	(2.70)	(2.30)
Net realized gains	—	(1.43)	(0.79)	—	—	(0.10)
Total distributions	(0.72)	(3.12)	(3.15)	(2.80)	(2.70)	(2.40)
Net asset value, end of period	$ 88.94	$100.03	$105.23	$100.80	$ 95.50	$ 98.40
Total return (c)	(10.40)%(d)	(1.97)%	7.57%	8.55%	(0.20)%	3.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 8,554	$ 7,160	$ 8,073	$ 7,273	$10,598	$10,807
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.33%	0.41%	0.32%	0.27%	0.26%
Net expenses (e)	0.20%(f)	0.22%	0.23%	0.12%	0.04%	0.08%
Net investment income (loss)	1.58%(f)	1.65%	2.27%	2.73%	2.78%	2.30%
Portfolio turnover rate (g)	0%(h)	29%	37%	69%	90%	99%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (10.46)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 100.01	$ 105.20	$ 100.80	$ 95.50	$ 98.30	$ 97.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	1.92	2.59	2.90	2.70	2.30
Net realized and unrealized gain (loss)	(11.14)	(3.79)	5.20	5.20	(2.80)	0.90
Total from investment operations	(10.33)	(1.87)	7.79	8.10	(0.10)	3.20
Contribution from Adviser (Note 4)	0.06	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.80)	(1.89)	(2.60)	(2.80)	(2.70)	(2.30)
Net realized gains	—	(1.43)	(0.79)	—	—	(0.10)
Total distributions	(0.80)	(3.32)	(3.39)	(2.80)	(2.70)	(2.40)
Net asset value, end of period	$ 88.94	$ 100.01	$ 105.20	$ 100.80	$ 95.50	$ 98.30
Total return (c)	(10.31)%(d)	(1.77)%	7.79%	8.57%	(0.10)%	3.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$596,153	$621,039	$362,294	$210,489	$127,817	$97,318
Ratios to Average Net Assets:
Total expenses (e)	0.13%(f)	0.13%	0.21%	0.23%	0.27%	0.26%
Net expenses (e)	0.00%(f)	0.02%	0.03%	0.03%	0.04%	0.08%
Net investment income (loss)	1.74%(f)	1.88%	2.47%	2.94%	2.83%	2.37%
Portfolio turnover rate (g)	0%(h)	29%	37%	69%	90%	99%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (10.37)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 111.26	$107.01	$ 98.00	$84.60	$106.70	$ 87.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.23)	2.53	1.63	3.20	3.60	0.80
Net realized and unrealized gain (loss)	(20.97)	5.89	8.74	14.50	(19.00)	22.50
Total from investment operations	(21.20)	8.42	10.37	17.70	(15.40)	23.30
Distributions to shareholders from:
Net investment income	—	(2.40)	(1.34)	(2.50)	(2.30)	(2.60)
Net realized gains	—	(1.77)	(0.02)	(1.80)	(4.40)	(1.40)
Total distributions	—	(4.17)	(1.36)	(4.30)	(6.70)	(4.00)
Net asset value, end of period	$ 90.06	$ 111.26	$107.01	$98.00	$ 84.60	$106.70
Total return (c)	(19.05)%	7.88%	10.47%	21.01%	(14.38)%	26.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,663	$12,507	$ 9,413	$7,104	$ 3,599	$ 927
Ratios to Average Net Assets:
Total expenses (d)	0.62%(e)	0.63%	0.70%	0.71%	0.57%	0.53%
Net expenses (d)	0.47%(e)	0.46%	0.46%	0.45%	0.42%	0.44%
Net investment income (loss)	(0.47)%(e)	2.21%	1.79%	3.44%	3.59%	0.79%
Portfolio turnover rate (f)	2%(g)	2%	2%	28%	4%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$111.37	$107.12	$ 98.10	$84.60	$106.70	$ 87.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.08)	2.87	1.26	2.70	2.30	2.10
Net realized and unrealized gain (loss)	(21.00)	5.91	9.44	15.40	(17.60)	21.40
Total from investment operations	(21.08)	8.78	10.70	18.10	(15.30)	23.50
Distributions to shareholders from:
Net investment income	—	(2.76)	(1.66)	(2.80)	(2.40)	(2.80)
Net realized gains	—	(1.77)	(0.02)	(1.80)	(4.40)	(1.40)
Total distributions	—	(4.53)	(1.68)	(4.60)	(6.80)	(4.20)
Net asset value, end of period	$ 90.29	$ 111.37	$107.12	$98.10	$ 84.60	$106.70
Total return (c)	(18.93)%	8.21%	10.91%	21.24%	(14.18)%	27.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 767	$ 676	$ 419	$ 739	$ 635	$ 999
Ratios to Average Net Assets:
Total expenses (d)	0.31%(e)	0.32%	0.40%	0.38%	0.43%	0.23%
Net expenses (d)	0.15%(e)	0.16%	0.16%	0.12%	0.30%	0.15%
Net investment income (loss)	(0.15)%(e)	2.50%	1.37%	2.90%	2.27%	2.12%
Portfolio turnover rate (f)	2%(g)	2%	2%	28%	4%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 111.50	$ 107.24	$ 98.20	$ 84.70	$ 106.80	$ 87.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	3.41	2.49	2.90	2.60	3.20
Net realized and unrealized gain (loss)	(21.03)	5.54	8.40	15.40	(17.70)	20.40
Total from investment operations	(21.04)	8.95	10.89	18.30	(15.10)	23.60
Distributions to shareholders from:
Net investment income	—	(2.92)	(1.83)	(3.00)	(2.60)	(2.80)
Net realized gains	—	(1.77)	(0.02)	(1.80)	(4.40)	(1.40)
Total distributions	—	(4.69)	(1.85)	(4.80)	(7.00)	(4.20)
Net asset value, end of period	$ 90.46	$ 111.50	$ 107.24	$ 98.20	$ 84.70	$ 106.80
Total return (c)	(18.87)%	8.36%	11.08%	21.49%	(14.03)%	27.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,068,171	$1,136,787	$795,026	$423,417	$433,086	$456,567
Ratios to Average Net Assets:
Total expenses (d)	0.17%(e)	0.18%	0.25%	0.27%	0.18%	0.18%
Net expenses (d)	0.02%(e)	0.01%	0.01%	0.01%	0.05%	0.10%
Net investment income (loss)	(0.02)%(e)	2.97%	2.70%	3.12%	2.57%	3.16%
Portfolio turnover rate (f)	2%(g)	2%	2%	28%	4%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$338.94	$330.61	$253.40	$209.40	$239.00	$213.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.67)	10.39	2.82	4.40	6.40	10.60
Net realized and unrealized gain (loss)	(92.06)	29.12	77.73	53.00	(29.00)	27.40
Total from investment operations	(92.73)	39.51	80.55	57.40	(22.60)	38.00
Contribution from Adviser (Note 4)	0.18	—	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(10.62)	(0.71)	(4.60)	(3.00)	(5.00)
Net realized gains	—	(20.56)	(2.63)	(8.80)	(4.00)	(7.40)
Total distributions	—	(31.18)	(3.34)	(13.40)	(7.00)	(12.40)
Net asset value, end of period	$246.39	$338.94	$330.61	$253.40	$209.40	$239.00
Total return (c)	(27.31)%(d)	11.95%	31.79%	27.42%	(9.35)%	17.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,978	$44,290	$25,877	$22,037	$ 9,274	$ 988
Ratios to Average Net Assets:
Total expenses (e)	0.60%(f)	0.60%	0.69%	0.79%	0.80%	1.10%
Net expenses (e)	0.47%(f)	0.49%	0.50%	0.49%	0.29%	0.35%
Net investment income (loss)	(0.47)%(f)	2.82%	1.12%	1.76%	2.65%	4.60%
Portfolio turnover rate (g)	5%(h)	28%	52%	51%	22%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (27.36)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$338.99	$330.66	$253.40	$209.60	$239.00	$213.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.31)	9.73	3.20	3.80	4.00	8.00
Net realized and unrealized gain (loss)	(92.13)	30.71	78.24	54.40	(25.80)	30.60
Total from investment operations	(92.44)	40.44	81.44	58.20	(21.80)	38.60
Contribution from Adviser (Note 4)	0.18	—	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(11.55)	(1.55)	(5.60)	(3.60)	(5.60)
Net realized gains	—	(20.56)	(2.63)	(8.80)	(4.00)	(7.40)
Total distributions	—	(32.11)	(4.18)	(14.40)	(7.60)	(13.00)
Net asset value, end of period	$246.73	$338.99	$330.66	$253.40	$209.60	$239.00
Total return (c)	(27.21)%(d)	12.22%	32.15%	27.70%	(9.07)%	18.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7,766	$ 11,663	$ 7,400	$ 6,312	$ 5,038	$ 4,135
Ratios to Average Net Assets:
Total expenses (e)	0.35%(f)	0.35%	0.44%	0.46%	0.61%	0.90%
Net expenses (e)	0.22%(f)	0.24%	0.25%	0.17%	0.07%	0.11%
Net investment income (loss)	(0.22)%(f)	2.65%	1.28%	1.58%	1.58%	3.42%
Portfolio turnover rate (g)	5%(h)	28%	52%	51%	22%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (27.27)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 339.03	$ 330.71	$ 253.40	$209.60	$239.00	$213.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.02)	12.44	7.44	5.40	5.80	3.00
Net realized and unrealized gain (loss)	(92.18)	28.74	74.73	53.00	(27.60)	35.60
Total from investment operations	(92.20)	41.18	82.17	58.40	(21.80)	38.60
Contribution from Adviser (Note 4)	0.18	—	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(12.30)	(2.23)	(5.80)	(3.60)	(5.60)
Net realized gains	—	(20.56)	(2.63)	(8.80)	(4.00)	(7.40)
Total distributions	—	(32.86)	(4.86)	(14.60)	(7.60)	(13.00)
Net asset value, end of period	$ 247.01	$ 339.03	$ 330.71	$253.40	$209.60	$239.00
Total return (c)	(27.14)%(d)	12.45%	32.44%	27.84%	(9.03)%	18.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$296,216	$354,408	$216,700	$77,885	$38,195	$18,750
Ratios to Average Net Assets:
Total expenses (e)	0.15%(f)	0.15%	0.24%	0.34%	0.55%	0.96%
Net expenses (e)	0.02%(f)	0.04%	0.05%	0.05%	0.04%	0.05%
Net investment income (loss)	(0.02)%(f)	3.38%	2.91%	2.17%	2.37%	1.29%
Portfolio turnover rate (g)	5%(h)	28%	52%	51%	22%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (27.20)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
13

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	39.6%
U.S. Government Agency Obligations	30.0
Corporate Bonds & Notes	24.6
Foreign Government Obligations	3.4
Mortgage-Backed Securities	1.0
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.4
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(9.0)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2022

Description	% of Net Assets
Banks	5.4%
Electric	1.8
Pharmaceuticals	1.5
Telecommunications	1.2
Oil & Gas	1.0
TOTAL	10.9%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Common Stocks	95.4%
Warrants	0.0
Preferred Stocks	0.0
Rights	0.0
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
15

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Common Stocks	98.4%
Rights	0.0
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2022

Description	% of Net Assets
Software	10.3%
Equity Real Estate Investment Trusts (REITs)	6.8
Banks	5.4
Biotechnology	5.0
IT Services	4.3
TOTAL	31.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 80,907
3.38%, 3/1/2041	70,000	52,319
4.65%, 10/1/2028	10,000	9,886
5.40%, 10/1/2048	25,000	24,409
Omnicom Group, Inc.:
2.45%, 4/30/2030 (b)	100,000	84,213
2.60%, 8/1/2031 (b)	200,000	167,486
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	97,262
		516,482
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.43%, 2/4/2024	100,000	95,665
1.95%, 2/1/2024	30,000	28,978
2.20%, 2/4/2026	1,400,000	1,263,458
2.60%, 10/30/2025 (b)	35,000	32,663
2.75%, 2/1/2026	550,000	510,664
2.95%, 2/1/2030	50,000	41,492
3.25%, 2/1/2028	50,000	44,843
3.25%, 3/1/2028	25,000	22,446
3.38%, 6/15/2046	25,000	16,541
3.50%, 3/1/2039	250,000	180,162
3.55%, 3/1/2038	165,000	120,320
3.63%, 2/1/2031	30,000	25,964
3.65%, 3/1/2047	100,000	67,819
3.75%, 2/1/2050	50,000	35,257
3.83%, 3/1/2059	250,000	160,875
4.88%, 5/1/2025	335,000	333,747
5.04%, 5/1/2027	150,000	148,179
5.15%, 5/1/2030	200,000	191,878
5.71%, 5/1/2040	150,000	140,136
5.81%, 5/1/2050	200,000	184,166
5.93%, 5/1/2060	150,000	137,225
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	31,704
2.25%, 6/1/2031 (b)	45,000	39,288
2.38%, 11/15/2024	250,000	243,402
2.85%, 6/1/2041	790,000	614,762
3.63%, 4/1/2030	100,000	96,882
4.25%, 4/1/2050	60,000	57,634
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	13,316
3.83%, 4/27/2025	50,000	49,376
3.85%, 12/15/2026	50,000	49,036
4.40%, 6/15/2028	100,000	98,320
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	337,148
2.80%, 6/15/2050	400,000	298,836
3.55%, 1/15/2026	50,000	50,085
Security Description	Principal Amount	Value
3.60%, 3/1/2035	$ 50,000	$ 46,005
3.90%, 6/15/2032	70,000	69,060
4.15%, 6/15/2053	500,000	468,255
4.70%, 5/15/2046	110,000	111,045
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	146,859
3.25%, 8/1/2023	200,000	199,960
3.25%, 1/15/2028	150,000	142,503
4.03%, 10/15/2047	100,000	88,770
4.75%, 6/1/2043	25,000	23,965
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	102,388
2.25%, 7/1/2030	700,000	603,512
2.38%, 3/15/2032	750,000	635,325
2.82%, 9/1/2051	200,000	142,826
3.13%, 5/4/2027	200,000	191,368
3.13%, 7/1/2050	200,000	153,308
3.50%, 3/15/2027	136,000	132,905
4.13%, 11/16/2028	60,000	59,276
4.35%, 4/15/2047	450,000	415,917
4.45%, 11/16/2038	20,000	19,241
4.50%, 6/1/2042	100,000	95,277
4.63%, 11/16/2048	35,000	34,108
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	209,072
		9,853,212
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032 (b)	250,000	188,275
3.40%, 2/4/2041	550,000	365,464
3.88%, 9/16/2046	100,000	67,356
4.40%, 2/14/2026	117,000	114,538
4.45%, 5/6/2050	500,000	359,175
4.50%, 5/2/2043	25,000	18,522
4.80%, 2/14/2029	40,000	37,908
5.80%, 2/14/2039	285,000	260,037
5.95%, 2/14/2049	75,000	65,824
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	103,982
3.25%, 3/27/2030	250,000	235,215
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	439,367
2.73%, 3/25/2031	50,000	39,383
2.79%, 9/6/2024	70,000	67,563
3.22%, 8/15/2024	50,000	48,637
3.22%, 9/6/2026	100,000	93,380
3.46%, 9/6/2029	100,000	85,632
3.56%, 8/15/2027	100,000	91,572
3.73%, 9/25/2040	30,000	21,111
3.98%, 9/25/2050	250,000	170,030
4.39%, 8/15/2037	100,000	79,472
4.54%, 8/15/2047	105,000	77,154
4.70%, 4/2/2027	250,000	244,412
4.76%, 9/6/2049	100,000	75,390

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
BAT International Finance PLC:
1.67%, 3/25/2026	$ 525,000	$ 465,649
4.45%, 3/16/2028	250,000	236,435
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	164,966
3.75%, 9/25/2027 (b)	30,000	28,852
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	150,000	132,819
1.75%, 11/1/2030	150,000	116,284
2.10%, 5/1/2030	550,000	449,295
2.75%, 2/25/2026	125,000	119,419
3.13%, 3/2/2028 (b)	200,000	182,854
4.13%, 3/4/2043	25,000	20,136
4.25%, 11/10/2044	250,000	203,915
4.50%, 3/20/2042	50,000	42,658
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	23,302
5.85%, 8/15/2045	175,000	147,217
		5,683,200
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	78,351	70,652
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	66,868	58,597
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	88,041	77,249
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	22,546	20,711
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	84,351
5.13%, 6/15/2027	100,000	100,886
5.25%, 5/4/2025	90,000	91,805
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	38,128	34,295
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	95,898	86,267
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	63,707	59,333
Security Description	Principal Amount	Value
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$ 59,153	$ 49,760
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	464,800	439,854
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	499,637	491,043
		1,664,803
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	47,574
2.40%, 3/27/2025	500,000	487,860
2.85%, 3/27/2030	500,000	459,090
3.25%, 3/27/2040	200,000	171,298
3.38%, 3/27/2050	150,000	127,564
3.88%, 11/1/2045	30,000	27,553
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	15,000	13,187
3.75%, 9/15/2025	25,000	24,901
VF Corp.:
2.40%, 4/23/2025	100,000	96,022
2.95%, 4/23/2030	65,000	56,876
		1,511,925
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.50%, 1/13/2025	100,000	95,058
Series MTN, 0.75%, 8/9/2024	65,000	61,226
Series MTN, 0.88%, 7/7/2023	500,000	487,675
Series MTN, 1.30%, 9/9/2026	85,000	76,731
Series MTN, 2.00%, 3/24/2028	115,000	101,974
Series MTN, 2.15%, 9/10/2024	100,000	96,895
Series MTN, 2.25%, 1/12/2029	100,000	88,381
Series MTN, 2.90%, 2/16/2024	50,000	49,534
Series MTN, 3.63%, 10/10/2023	300,000	300,906
Cummins, Inc. 1.50%, 9/1/2030	200,000	162,112
General Motors Co.:
5.15%, 4/1/2038	200,000	175,120
5.20%, 4/1/2045	200,000	168,444
5.40%, 10/2/2023	250,000	253,820

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 10/1/2025	$ 250,000	$ 258,507
6.60%, 4/1/2036	100,000	101,378
6.75%, 4/1/2046	25,000	25,218
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	50,000	47,363
1.20%, 10/15/2024	45,000	41,842
1.25%, 1/8/2026	500,000	439,465
1.50%, 6/10/2026	500,000	437,130
1.70%, 8/18/2023	300,000	292,737
2.40%, 4/10/2028	100,000	84,543
2.40%, 10/15/2028	1,000,000	829,750
2.70%, 6/10/2031	500,000	395,340
3.95%, 4/13/2024	150,000	148,832
4.00%, 1/15/2025	35,000	34,516
4.30%, 4/6/2029	150,000	138,206
4.35%, 1/17/2027	185,000	177,496
5.25%, 3/1/2026	100,000	100,168
Lear Corp. 4.25%, 5/15/2029	25,000	23,133
PACCAR Financial Corp.:
2.00%, 2/4/2027	105,000	96,994
Series MTN, 0.90%, 11/8/2024	75,000	70,543
Series MTN, 1.10%, 5/11/2026	70,000	63,291
Toyota Motor Credit Corp.:
Series GMTN, 3.05%, 1/11/2028	50,000	47,412
Series GMTN, 3.45%, 9/20/2023	100,000	100,338
Series MTN, 0.45%, 1/11/2024 (b)	750,000	718,477
Series MTN, 0.80%, 10/16/2025	100,000	91,011
Series MTN, 1.15%, 8/13/2027	60,000	52,223
Series MTN, 1.35%, 8/25/2023	150,000	146,901
Series MTN, 1.80%, 2/13/2025	150,000	143,184
Series MTN, 1.90%, 4/6/2028	100,000	88,932
Series MTN, 2.90%, 4/17/2024	50,000	49,522
Series MTN, 3.00%, 4/1/2025	500,000	491,710
Series MTN, 3.40%, 4/14/2025	100,000	99,258
		7,953,296
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	161,307
4.40%, 10/1/2046	30,000	23,646
Aptiv PLC 4.35%, 3/15/2029	45,000	42,609
Security Description	Principal Amount	Value
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	$ 500,000	$ 382,940
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	45,469
Lear Corp.:
3.50%, 5/30/2030 (b)	25,000	21,764
5.25%, 5/15/2049	30,000	26,011
		703,746
BANKS — 5.4%
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	200,000	181,374
Banco Santander SA:
1.85%, 3/25/2026	200,000	179,940
2.75%, 5/28/2025	200,000	189,716
2.75%, 12/3/2030	200,000	158,860
2.96%, 3/25/2031	200,000	167,660
3.89%, 5/24/2024	200,000	199,168
4.38%, 4/12/2028	200,000	192,430
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	173,650
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	319,324
Bank of America Corp.:
6.11%, 1/29/2037	75,000	81,273
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	242,077
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	698,587
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	85,368
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	184,070
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	155,530
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	173,214
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	200,000	192,934
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	150,000	141,107
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	686,247
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	182,002
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	250,000	249,265
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	165,028
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	161,660

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	$ 150,000	$ 126,041
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	125,000	106,546
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	484,665
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	142,598
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	549,752
SOFR + 1.58%, 4.38%, 4/27/2028 (b) (c)	250,000	246,330
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	486,615
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	623,376
Series GMTN, 3.50%, 4/19/2026	130,000	126,718
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	235,957
Series L, 3.95%, 4/21/2025	50,000	49,417
Series MTN, 4.00%, 4/1/2024	50,000	50,415
Series MTN, 4.13%, 1/22/2024	25,000	25,284
Series MTN, 4.20%, 8/26/2024	50,000	50,111
Series MTN, 4.88%, 4/1/2044	50,000	48,101
Series MTN, 5.00%, 1/21/2044	100,000	97,649
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	467,640
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	71,528
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	500,000	497,785
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	211,572
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	239,770
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	242,430
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	89,446
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	65,600
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	$ 150,000	$ 140,930
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	480,840
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	131,843
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	136,670
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	516,564
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	100,000	95,424
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	231,745
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	89,620
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	599,445
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	181,936
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	79,701
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	400,045
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	190,413
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	252,588
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	539,382
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	125,934
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	274,477
Bank of Montreal:
0.45%, 12/8/2023	250,000	239,867
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	163,588
Series MTN, 0.40%, 9/15/2023	70,000	67,726
Series MTN, 1.25%, 9/15/2026 (b)	100,000	88,631
Series MTN, 1.50%, 1/10/2025	500,000	471,725

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.85%, 5/1/2025	$ 500,000	$ 472,990
Series MTN, 2.50%, 6/28/2024	65,000	63,494
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	200,000	198,016
Series G, 3.00%, 2/24/2025	100,000	98,082
Series J, 0.85%, 10/25/2024	150,000	141,288
Series J, 1.90%, 1/25/2029	150,000	130,148
Series MTN, 0.50%, 4/26/2024	100,000	95,006
Series MTN, 0.75%, 1/28/2026	250,000	225,102
Series MTN, 1.65%, 7/14/2028 (b)	100,000	86,720
Series MTN, 2.20%, 8/16/2023	200,000	197,878
Series MTN, 3.25%, 5/16/2027	100,000	97,054
Series MTN, 3.30%, 8/23/2029	250,000	231,172
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	241,590
Bank of Nova Scotia:
0.40%, 9/15/2023	160,000	154,566
0.70%, 4/15/2024	165,000	156,425
1.05%, 3/2/2026	250,000	223,342
1.30%, 6/11/2025	150,000	139,262
1.30%, 9/15/2026	200,000	177,476
1.35%, 6/24/2026	100,000	89,644
2.15%, 8/1/2031	100,000	81,735
2.95%, 3/11/2027	100,000	94,140
3.45%, 4/11/2025	600,000	591,936
Barclays PLC:
4.38%, 1/12/2026	50,000	49,398
5.25%, 8/17/2045	25,000	24,163
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	245,000	232,532
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	177,442
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	161,292
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	160,936
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	186,560
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b) (c)	550,000	417,758
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	246,142
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	$ 200,000	$ 196,274
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	188,900
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	198,500
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	249,302
BPCE SA 4.00%, 4/15/2024	250,000	249,265
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	200,000	191,590
0.95%, 10/23/2025	45,000	40,796
1.25%, 6/22/2026 (b)	100,000	89,244
3.10%, 4/2/2024 (b)	100,000	98,930
3.60%, 4/7/2032	90,000	81,725
Citibank NA Series BKNT, 3.65%, 1/23/2024 (b)	250,000	250,995
Citigroup, Inc.:
3.20%, 10/21/2026	300,000	285,432
3.75%, 6/16/2024	25,000	25,137
4.13%, 7/25/2028	70,000	67,206
4.30%, 11/20/2026	50,000	49,363
4.40%, 6/10/2025	250,000	249,837
4.45%, 9/29/2027	150,000	147,474
4.65%, 7/30/2045	25,000	22,845
4.65%, 7/23/2048	250,000	232,565
5.30%, 5/6/2044	50,000	48,838
6.68%, 9/13/2043	175,000	199,069
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	245,142
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	233,315
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	237,857
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	94,553
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	240,012
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	133,976
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	60,000	55,756
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	650,000	609,017
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	600,000	572,436

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	$ 145,000	$ 135,959
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	883,200
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	441,875
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	709,294
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	117,560
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	114,669
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	87,268
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	496,350
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	451,515
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	493,570
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	126,185
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	240,390
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	239,435
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	251,172
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	200,000	185,346
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	237,667
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	63,062
2.85%, 7/27/2026	25,000	23,369
Comerica, Inc.:
3.70%, 7/31/2023	50,000	49,962
4.00%, 2/1/2029 (b)	50,000	48,535
Cooperatieve Rabobank UA:
4.38%, 8/4/2025	250,000	247,580
5.75%, 12/1/2043	50,000	52,284
Series BKNT, 3.75%, 7/21/2026	500,000	476,630
Credit Suisse AG:
0.50%, 2/2/2024	500,000	470,920
2.95%, 4/9/2025	500,000	478,485
Series MTN, 3.63%, 9/9/2024	500,000	490,745
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	140,625
3.70%, 5/30/2024	50,000	49,203
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	431,345
Security Description	Principal Amount	Value
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	$ 500,000	$ 432,585
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	150,000	118,715
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	444,450
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	250,000	241,590
Discover Bank Series BKNT, 3.45%, 7/27/2026	25,000	23,653
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	458,705
3.95%, 3/14/2028	100,000	97,164
SOFR + 1.35%, 4.06%, 4/25/2028 (c)	60,000	58,552
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	225,000	220,399
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	200,000	192,956
2.60%, 2/7/2030	750,000	639,337
3.50%, 1/23/2025	50,000	49,425
3.50%, 4/1/2025	250,000	245,635
3.50%, 11/16/2026	250,000	240,240
3.75%, 2/25/2026	50,000	49,097
3.80%, 3/15/2030	250,000	231,590
4.00%, 3/3/2024	800,000	802,224
4.75%, 10/21/2045	50,000	46,515
5.15%, 5/22/2045	250,000	237,902
5.95%, 1/15/2027	50,000	52,333
6.25%, 2/1/2041	200,000	221,314
6.75%, 10/1/2037	150,000	166,167
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	479,935
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	174,676
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	318,535
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	236,975
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	140,000	134,043
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	100,000	95,766
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	487,246
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	110,000	105,848
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	71,127
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	900,000	789,939

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	$ 230,000	$ 203,672
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	71,163
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	535,106
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	94,803
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	149,341
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	171,032
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	118,265
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	100,000	78,675
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	473,775
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	316,111
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	424,930
Series MTN, 4.80%, 7/8/2044	50,000	46,956
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	400,014
HSBC Holdings PLC:
4.30%, 3/8/2026	250,000	247,550
4.95%, 3/31/2030	250,000	246,857
5.25%, 3/14/2044	250,000	232,675
6.50%, 9/15/2037	200,000	214,094
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	750,000	739,582
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	195,640
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	240,777
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	237,470
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	550,000	513,150
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	164,196
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	659,415
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	167,978
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	321,069
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	171,134
Security Description	Principal Amount	Value
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	$ 500,000	$ 462,450
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	168,906
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	461,820
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	99,540
Huntington National Bank:
SOFRINDX + 1.65%, 4.55%, 5/17/2028 (c)	250,000	248,902
Series BKNT, 3.55%, 10/6/2023	250,000	249,790
ING Groep NV:
3.55%, 4/9/2024	200,000	198,368
4.55%, 10/2/2028 (b)	200,000	194,642
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	190,860
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	446,745
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	50,418
JPMorgan Chase & Co.:
2.95%, 10/1/2026	350,000	334,148
3.85%, 6/14/2025 (c)	200,000	198,038
3.88%, 2/1/2024	50,000	50,307
4.13%, 12/15/2026	50,000	49,633
4.25%, 10/1/2027	80,000	79,220
4.85%, 2/1/2044	50,000	48,956
4.95%, 6/1/2045	50,000	47,703
5.40%, 1/6/2042	50,000	51,294
5.50%, 10/15/2040	150,000	155,421
5.63%, 8/16/2043	250,000	261,525
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	100,000	93,511
3 Month SOFR + 0.60%, 0.65%, 9/16/2024 (c)	350,000	335,734
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	220,965
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	79,154
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	674,136
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	199,422
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	173,179
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	98,247
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	116,405

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	$ 200,000	$ 192,868
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	239,900
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	176,388
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	189,466
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	85,241
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	43,135
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	88,930
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	120,000	113,135
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	165,000	153,168
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	750,000	701,692
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	700,000	655,669
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	100,880
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	533,994
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	120,496
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	200,000	190,408
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	519,194
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	574,449
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	128,786
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	762,019
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	85,865
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	155,322
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	71,198
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	492,335
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	985,000	753,101
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	137,645
Security Description	Principal Amount	Value
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	$ 250,000	$ 234,220
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	178,114
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	426,230
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	184,175
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	128,091
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	488,940
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	244,157
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	25,000	23,972
Series BKNT, 4.39%, 12/14/2027	300,000	298,656
KeyCorp SOFR + 1.25%, 3.88%, 5/23/2025 (c)	85,000	84,414
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	89,925
Series MTN, 4.15%, 10/29/2025	65,000	64,735
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026 (b)	500,000	457,995
1.25%, 1/31/2025	500,000	477,630
3.00%, 5/20/2027 (b)	225,000	223,486
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	24,361
Series GMTN, 1.75%, 7/27/2026	50,000	47,349
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	96,541
3.90%, 3/12/2024	250,000	249,417
4.34%, 1/9/2048 (b)	200,000	164,142
4.55%, 8/16/2028	250,000	244,347
4.65%, 3/24/2026	100,000	98,144
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	177,880
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	247,110
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	200,000	194,852
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	190,206
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	459,725
2.19%, 2/25/2025	250,000	237,490
2.76%, 9/13/2026 (b)	25,000	23,389
3.29%, 7/25/2027	50,000	47,303

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.41%, 3/7/2024	$ 250,000	$ 248,202
3.68%, 2/22/2027	50,000	48,384
3.74%, 3/7/2029 (b)	250,000	235,385
3.76%, 7/26/2023	100,000	99,906
3.78%, 3/2/2025 (b)	50,000	49,647
3.85%, 3/1/2026	25,000	24,552
3.96%, 3/2/2028	50,000	48,248
4.05%, 9/11/2028 (b)	100,000	96,425
4.29%, 7/26/2038 (b)	35,000	32,422
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	93,382
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	440,915
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	240,810
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	88,333
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	407,190
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	215,000	172,000
4.02%, 3/5/2028 (b)	200,000	191,338
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	193,492
SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	174,024
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	406,500
Morgan Stanley:
3.63%, 1/20/2027	100,000	97,051
3.95%, 4/23/2027	25,000	24,235
4.30%, 1/27/2045	50,000	44,971
4.38%, 1/22/2047	100,000	90,744
6.38%, 7/24/2042	65,000	74,487
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	94,638
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	233,782
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	89,427
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	150,000	139,758
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	398,844
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	218,538
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	150,000	143,468
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	609,405
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	150,000	148,200
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	115,733
Security Description	Principal Amount	Value
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	$ 200,000	$ 153,786
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	113,738
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	171,203
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	239,167
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	155,221
Series GMTN, 3.70%, 10/23/2024	250,000	249,447
Series GMTN, 3.88%, 1/27/2026	125,000	123,313
Series GMTN, 4.00%, 7/23/2025	500,000	500,150
Series GMTN, 4.35%, 9/8/2026	50,000	49,488
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	242,652
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	200,000	189,226
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	615,419
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	216,735
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	162,512
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	216,354
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	515,000	475,283
Series MTN, 3.13%, 7/27/2026	225,000	214,729
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	110,000	102,035
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	416,488
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	51,178
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	482,340
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	91,084
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	500,000	346,025

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	$ 500,000	$ 459,710
National Australia Bank, Ltd. Series BKNT, 2.50%, 7/12/2026	50,000	47,159
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	238,540
Natwest Group PLC:
3.88%, 9/12/2023	75,000	74,810
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,273,419
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	454,625
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	188,894
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	63,670
3.65%, 8/3/2028 (b)	100,000	97,760
4.00%, 5/10/2027 (b)	100,000	100,707
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	59,407
PNC Bank NA:
2.50%, 8/27/2024	250,000	243,570
Series BKNT, 3.25%, 1/22/2028	250,000	238,267
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	145,301
2.55%, 1/22/2030	500,000	434,890
3.15%, 5/19/2027	100,000	95,399
3.45%, 4/23/2029	100,000	93,467
3.50%, 1/23/2024	50,000	50,014
3.90%, 4/29/2024	50,000	50,195
4.63%, 6/6/2033 (c)	100,000	96,686
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (c)	135,000	112,930
Regions Financial Corp. 2.25%, 5/18/2025	100,000	95,451
Royal Bank of Canada:
1.20%, 4/27/2026	100,000	89,841
3.63%, 5/4/2027 (b)	250,000	242,885
3.88%, 5/4/2032	500,000	475,690
Series FXD, 2.05%, 1/21/2027	100,000	91,186
Series GMTN, 1.15%, 7/14/2026	100,000	89,249
Series GMTN, 3.70%, 10/5/2023	500,000	503,165
Series GMTN, 4.65%, 1/27/2026	100,000	101,066
Series MTN, 0.50%, 10/26/2023	35,000	33,848
Security Description	Principal Amount	Value
Series MTN, 2.30%, 11/3/2031 (b)	$ 100,000	$ 83,288
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	48,137
4.50%, 7/17/2025	50,000	49,834
3.50%, 6/7/2024	70,000	68,754
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	185,882
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	186,930
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	750,000	655,410
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	750,000	671,835
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	184,200
1.90%, 9/17/2028	550,000	466,411
2.14%, 9/23/2030	200,000	160,282
2.30%, 1/12/2041 (b)	750,000	511,522
2.35%, 1/15/2025	500,000	478,355
2.45%, 9/27/2024	200,000	192,914
3.01%, 10/19/2026	50,000	47,252
3.04%, 7/16/2029	200,000	178,196
3.36%, 7/12/2027 (b)	50,000	47,550
3.75%, 7/19/2023	50,000	50,177
3.78%, 3/9/2026	30,000	29,461
3.94%, 7/19/2028	50,000	48,027
4.31%, 10/16/2028 (b)	100,000	97,841
SVB Financial Group:
1.80%, 10/28/2026	100,000	88,946
1.80%, 2/2/2031 (b)	135,000	104,162
2.10%, 5/15/2028	80,000	68,038
SOFRINDX + 1.71%, 4.35%, 4/29/2028 (c)	100,000	97,161
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	237,890
3.20%, 3/10/2032	200,000	178,412
3.77%, 6/6/2025	200,000	198,866
4.11%, 6/8/2027 (b)	200,000	197,902
Series GMTN, 2.45%, 1/12/2032	150,000	125,586
Series GMTN, 3.50%, 7/19/2023	50,000	50,149
Series MTN, 0.45%, 9/11/2023	200,000	193,612
Series MTN, 0.70%, 9/10/2024	100,000	93,876
Series MTN, 0.75%, 9/11/2025	250,000	225,687
Series MTN, 1.15%, 6/12/2025	200,000	184,694

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.20%, 6/3/2026 (b)	$ 100,000	$ 89,496
Series MTN, 1.25%, 9/10/2026	100,000	88,770
Series MTN, 2.00%, 9/10/2031	100,000	81,322
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	800,000	755,056
Series BKNT, 3.63%, 9/16/2025	25,000	24,533
Series BKNT, 4.05%, 11/3/2025	40,000	40,158
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	100,221
4.12%, 6/6/2028 (c)	180,000	177,721
Series MTN, 1.13%, 8/3/2027	100,000	85,733
Series MTN, 2.50%, 8/1/2024	100,000	97,610
Series MTN, 3.75%, 12/6/2023	50,000	50,317
Series MTN, 3.88%, 3/19/2029	100,000	94,657
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	53,880
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b) (c)	50,000	42,949
US Bancorp:
1.45%, 5/12/2025	150,000	140,844
2.40%, 7/30/2024	100,000	97,594
Series DMTN, 3.00%, 7/30/2029	100,000	90,916
Series MTN, 1.38%, 7/22/2030	150,000	119,508
Series MTN, 3.10%, 4/27/2026	50,000	48,230
Series MTN, 3.60%, 9/11/2024	25,000	24,942
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	183,670
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	172,578
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	500,000	479,620
Series BKNT, 3.40%, 7/24/2023	250,000	249,730
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	238,055
3.00%, 10/23/2026	250,000	236,050
4.13%, 8/15/2023	25,000	25,170
4.48%, 1/16/2024	25,000	25,286
Security Description	Principal Amount	Value
5.38%, 11/2/2043	$ 150,000	$ 147,681
5.61%, 1/15/2044	325,000	327,099
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	145,000	142,673
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	631,025
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	290,613
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	713,142
Series GMTN, 4.30%, 7/22/2027	50,000	49,405
Series GMTN, 4.90%, 11/17/2045	150,000	138,803
Series MTN, 3.30%, 9/9/2024	150,000	148,254
Series MTN, 3.55%, 9/29/2025	50,000	49,087
Series MTN, 3.75%, 1/24/2024	1,000,000	1,001,910
Series MTN, 4.15%, 1/24/2029	250,000	241,697
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	588,425
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	104,270
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	331,495
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	500,000	468,145
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	238,395
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	214,945
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	616,868
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	179,236
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	500,000	462,705
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	150,000	146,738
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	490,445
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	89,650
2.15%, 6/3/2031 (b)	600,000	503,076

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.35%, 2/19/2025	$ 100,000	$ 96,612
2.85%, 5/13/2026	50,000	47,969
2.96%, 11/16/2040	530,000	384,186
3.30%, 2/26/2024 (b)	300,000	299,145
3.35%, 3/8/2027	150,000	145,176
3.40%, 1/25/2028	100,000	95,859
4.42%, 7/24/2039	25,000	22,394
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	27,446
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	32,099
Zions Bancorp NA 3.25%, 10/29/2029	250,000	218,262
		108,290,146
BEVERAGES — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	246,207
4.70%, 2/1/2036	125,000	119,990
4.90%, 2/1/2046	250,000	235,792
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	468,540
3.75%, 7/15/2042	50,000	40,731
4.00%, 4/13/2028	80,000	79,007
4.35%, 6/1/2040	500,000	447,870
4.38%, 4/15/2038	215,000	196,688
4.50%, 6/1/2050	250,000	224,607
4.60%, 4/15/2048	35,000	31,514
4.60%, 6/1/2060	500,000	438,360
4.75%, 1/23/2029	750,000	764,295
4.75%, 4/15/2058	125,000	112,740
4.90%, 1/23/2031 (b)	65,000	66,652
4.95%, 1/15/2042	250,000	238,267
5.45%, 1/23/2039	350,000	355,488
5.55%, 1/23/2049	350,000	357,654
5.80%, 1/23/2059	45,000	46,873
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	49,953
4.00%, 4/15/2038	50,000	45,245
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	250,000	215,678
1.38%, 3/15/2031	200,000	162,864
1.45%, 6/1/2027	790,000	715,298
1.50%, 3/5/2028	60,000	53,339
2.00%, 3/5/2031 (b)	65,000	55,964
2.13%, 9/6/2029	150,000	133,854
2.25%, 1/5/2032	100,000	87,122
2.50%, 3/15/2051	250,000	182,070
2.60%, 6/1/2050	350,000	261,051
2.88%, 5/5/2041	100,000	82,330
3.00%, 3/5/2051	90,000	72,634
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	194,795
Security Description	Principal Amount	Value
Constellation Brands, Inc.:
2.25%, 8/1/2031	$ 250,000	$ 202,650
2.88%, 5/1/2030	25,000	21,722
3.15%, 8/1/2029	100,000	90,075
3.75%, 5/1/2050	20,000	15,963
4.50%, 5/9/2047	50,000	44,417
4.65%, 11/15/2028	30,000	29,636
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	416,885
3.88%, 5/18/2028 (b)	200,000	198,542
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	23,572
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	116,082
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	550,000	524,040
2.25%, 3/15/2031	40,000	32,878
3.13%, 12/15/2023	50,000	49,886
3.20%, 5/1/2030	45,000	40,244
3.35%, 3/15/2051	280,000	207,508
3.80%, 5/1/2050	70,000	55,471
3.95%, 4/15/2029	200,000	190,950
4.42%, 5/25/2025	200,000	201,808
Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	24,564
Molson Coors Brewing Co. 3.00%, 7/15/2026	50,000	47,014
PepsiCo, Inc.:
0.40%, 10/7/2023	525,000	509,234
1.40%, 2/25/2031 (b)	40,000	32,834
1.63%, 5/1/2030	75,000	63,602
2.25%, 3/19/2025	250,000	243,375
2.63%, 7/29/2029	50,000	46,304
2.75%, 10/21/2051	600,000	461,166
2.85%, 2/24/2026	85,000	83,490
2.88%, 10/15/2049 (b)	100,000	79,377
3.38%, 7/29/2049	35,000	29,940
3.45%, 10/6/2046	150,000	129,168
3.60%, 3/1/2024	775,000	779,642
		11,775,511
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	750,000	643,642
2.20%, 2/21/2027	820,000	754,047
2.30%, 2/25/2031	100,000	84,930
2.77%, 9/1/2053	65,000	43,854
3.15%, 2/21/2040	850,000	674,381
3.20%, 11/2/2027	250,000	239,067
3.38%, 2/21/2050	600,000	460,008
3.63%, 5/22/2024	100,000	99,829
4.20%, 2/22/2052	500,000	438,680
4.40%, 5/1/2045	50,000	45,392
4.56%, 6/15/2048	200,000	183,852
4.66%, 6/15/2051	150,000	140,842

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Baxalta, Inc. 4.00%, 6/23/2025	$ 8,000	$ 7,939
Biogen, Inc.:
2.25%, 5/1/2030	35,000	28,699
3.25%, 2/15/2051	308,000	214,962
4.05%, 9/15/2025	50,000	49,502
Gilead Sciences, Inc.:
0.75%, 9/29/2023	34,000	32,918
1.20%, 10/1/2027	295,000	254,069
1.65%, 10/1/2030 (b)	290,000	237,530
2.60%, 10/1/2040	350,000	256,767
2.80%, 10/1/2050	650,000	454,876
2.95%, 3/1/2027	25,000	23,669
3.65%, 3/1/2026	85,000	83,732
4.15%, 3/1/2047	120,000	105,883
4.50%, 2/1/2045	25,000	23,123
4.60%, 9/1/2035	100,000	99,077
4.75%, 3/1/2046	175,000	167,561
4.80%, 4/1/2044	25,000	24,219
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	28,074
2.80%, 9/15/2050	30,000	20,326
Royalty Pharma PLC:
0.75%, 9/2/2023	55,000	52,952
1.20%, 9/2/2025	70,000	62,714
2.20%, 9/2/2030	40,000	32,282
3.30%, 9/2/2040	65,000	48,031
3.55%, 9/2/2050	315,000	219,952
		6,337,381
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	508,287
2.49%, 2/15/2027	35,000	31,941
2.70%, 2/15/2031	250,000	211,715
2.72%, 2/15/2030	300,000	259,284
3.38%, 4/5/2040	1,015,000	797,171
3.58%, 4/5/2050	550,000	417,373
Fortune Brands Home & Security, Inc.:
4.00%, 9/21/2023	50,000	50,147
4.00%, 3/25/2032	200,000	177,084
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	279,766
3.63%, 7/2/2024 (c) (d)	23,000	22,746
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	15,000	12,222
Lennox International, Inc. 1.35%, 8/1/2025	25,000	22,919
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	25,000	24,157
2.40%, 7/15/2031	50,000	40,846
Security Description	Principal Amount	Value
3.20%, 7/15/2051	$ 70,000	$ 49,512
4.25%, 12/15/2047	100,000	83,294
Masco Corp.:
2.00%, 2/15/2031	100,000	78,505
3.13%, 2/15/2051	500,000	340,495
4.50%, 5/15/2047	100,000	85,215
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	89,238
Owens Corning:
3.95%, 8/15/2029	70,000	64,886
4.30%, 7/15/2047 (b)	100,000	81,926
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	91,425
		3,820,154
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	18,832
2.05%, 5/15/2030	20,000	17,307
2.70%, 5/15/2040	50,000	39,764
2.80%, 5/15/2050	35,000	26,414
Cabot Corp. 4.00%, 7/1/2029	25,000	23,124
Celanese US Holdings LLC 3.50%, 5/8/2024	30,000	29,595
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	411,885
3.60%, 11/15/2050	750,000	572,572
4.25%, 10/1/2034	36,000	34,124
4.38%, 11/15/2042	50,000	44,029
4.80%, 11/30/2028	100,000	100,390
4.80%, 5/15/2049	65,000	59,469
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	750,000	754,507
4.49%, 11/15/2025	100,000	100,700
4.73%, 11/15/2028	150,000	150,604
5.42%, 11/15/2048	110,000	109,337
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	24,707
4.50%, 12/1/2028	100,000	98,079
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	457,285
2.70%, 11/1/2026	150,000	143,969
2.75%, 8/18/2055	500,000	349,980
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	37,537
FMC Corp. 4.50%, 10/1/2049	100,000	85,605
Huntsman International LLC 4.50%, 5/1/2029	20,000	18,817
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	43,981
Linde, Inc.:
1.10%, 8/10/2030 (b)	500,000	400,530

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 1/30/2026	$ 275,000	$ 273,606
3.55%, 11/7/2042	25,000	21,608
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	22,562
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	18,098
2.25%, 10/1/2030	25,000	20,614
3.38%, 10/1/2040	280,000	214,514
3.63%, 4/1/2051	40,000	29,576
3.80%, 10/1/2060	30,000	21,265
4.20%, 10/15/2049	50,000	40,625
4.20%, 5/1/2050	50,000	40,657
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	21,372
5.75%, 4/15/2024	100,000	102,273
Mosaic Co.:
4.05%, 11/15/2027 (b)	250,000	244,420
5.63%, 11/15/2043	25,000	25,687
NewMarket Corp. 2.70%, 3/18/2031	750,000	617,722
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	89,061
3.00%, 4/1/2025 (b)	50,000	48,780
4.00%, 12/15/2026	50,000	49,947
4.13%, 3/15/2035	25,000	23,167
4.20%, 4/1/2029	85,000	82,563
5.00%, 4/1/2049	150,000	149,045
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	62,727
2.80%, 8/15/2029	100,000	90,562
RPM International, Inc.:
2.95%, 1/15/2032	500,000	414,430
3.75%, 3/15/2027	50,000	47,973
4.25%, 1/15/2048	200,000	169,822
5.25%, 6/1/2045	25,000	23,232
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	125,118
2.30%, 5/15/2030	60,000	50,591
2.95%, 8/15/2029	50,000	44,779
3.30%, 5/15/2050 (b)	100,000	74,113
3.45%, 6/1/2027	30,000	28,631
3.80%, 8/15/2049	50,000	40,010
Westlake Corp.:
3.13%, 8/15/2051 (b)	350,000	244,072
4.38%, 11/15/2047	150,000	128,973
5.00%, 8/15/2046	100,000	94,511
		7,949,849
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	61,279
1.70%, 5/15/2028	60,000	54,020
Security Description	Principal Amount	Value
Block Financial LLC 3.88%, 8/15/2030	$ 30,000	$ 27,221
California Institute of Technology 3.65%, 9/1/2119	45,000	33,558
Cintas Corp. No. 2:
3.45%, 5/1/2025	45,000	44,847
3.70%, 4/1/2027	150,000	148,213
Equifax, Inc. 2.60%, 12/1/2024	50,000	48,246
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	91,740
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	17,636
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	66,162
1.50%, 11/15/2024	55,000	51,578
2.15%, 1/15/2027	100,000	88,628
2.65%, 2/15/2025	350,000	333,770
4.45%, 6/1/2028	100,000	96,077
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	653,752
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	48,963
Series F, 2.99%, 7/1/2050	100,000	81,374
Moody's Corp.:
2.00%, 8/19/2031	100,000	81,603
2.75%, 8/19/2041	350,000	256,151
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	129,945
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (b)	55,000	47,356
2.40%, 10/1/2024	35,000	34,159
2.65%, 10/1/2026	270,000	256,090
2.85%, 10/1/2029	30,000	27,176
3.25%, 6/1/2050	65,000	49,085
3.90%, 6/1/2027	70,000	69,689
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	191,666
Quanta Services, Inc.:
0.95%, 10/1/2024	30,000	27,774
2.35%, 1/15/2032	55,000	42,384
3.05%, 10/1/2041	250,000	173,435
RELX Capital, Inc. 4.00%, 3/18/2029 (b)	100,000	96,647
S&P Global, Inc.:
2.45%, 3/1/2027 (e)	545,000	510,442
2.50%, 12/1/2029	55,000	48,630
2.90%, 3/1/2032 (e)	70,000	62,366
3.25%, 12/1/2049	65,000	50,933

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 3/1/2052 (e)	$ 525,000	$ 448,812
3.90%, 3/1/2062 (b) (e)	30,000	25,499
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	14,915
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	18,996
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	8,157
University of Southern California:
2.81%, 10/1/2050	50,000	38,057
3.03%, 10/1/2039	25,000	21,133
Series A, 3.23%, 10/1/2120	35,000	22,988
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	115,392
		4,816,544
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025	200,000	183,502
0.70%, 2/8/2026	200,000	182,202
1.13%, 5/11/2025	350,000	329,129
1.20%, 2/8/2028	500,000	437,445
1.25%, 8/20/2030	200,000	164,194
1.40%, 8/5/2028	500,000	438,115
1.65%, 5/11/2030	90,000	76,525
1.65%, 2/8/2031	200,000	167,986
2.05%, 9/11/2026	750,000	706,822
2.38%, 2/8/2041	50,000	38,265
2.40%, 8/20/2050 (b)	110,000	77,444
2.65%, 5/11/2050	300,000	221,742
2.65%, 2/8/2051	200,000	147,816
2.70%, 8/5/2051	350,000	262,311
2.75%, 1/13/2025	200,000	197,794
2.80%, 2/8/2061	100,000	71,580
2.85%, 5/11/2024	200,000	198,792
3.00%, 2/9/2024	850,000	848,512
3.00%, 11/13/2027	100,000	96,991
3.20%, 5/11/2027	250,000	246,193
3.25%, 2/23/2026	150,000	148,889
3.45%, 5/6/2024	250,000	251,213
3.45%, 2/9/2045	350,000	304,962
3.85%, 5/4/2043	25,000	23,003
3.85%, 8/4/2046	150,000	137,546
4.38%, 5/13/2045	75,000	74,126
4.50%, 2/23/2036	350,000	364,024
4.65%, 2/23/2046	75,000	77,516
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	250,000	178,635
3.45%, 12/15/2051 (e)	250,000	169,265
Security Description	Principal Amount	Value
4.00%, 7/15/2024	$ 50,000	$ 49,859
4.90%, 10/1/2026	100,000	100,077
6.02%, 6/15/2026	520,000	539,339
6.20%, 7/15/2030	250,000	260,090
8.35%, 7/15/2046	252,000	313,977
DXC Technology Co.:
1.80%, 9/15/2026	100,000	88,652
2.38%, 9/15/2028	100,000	85,849
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	49,149
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	144,402
1.75%, 4/1/2026	150,000	137,205
4.45%, 10/2/2023	250,000	252,087
4.90%, 10/15/2025	70,000	71,228
6.20%, 10/15/2035	10,000	10,601
6.35%, 10/15/2045	10,000	10,059
HP, Inc.:
1.45%, 6/17/2026	200,000	176,950
4.00%, 4/15/2029	500,000	467,970
4.20%, 4/15/2032	200,000	178,526
6.00%, 9/15/2041	250,000	252,935
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	765,034
1.95%, 5/15/2030	350,000	293,975
2.72%, 2/9/2032	100,000	86,731
2.85%, 5/15/2040	100,000	76,047
2.95%, 5/15/2050	100,000	72,234
3.00%, 5/15/2024	200,000	198,454
3.30%, 5/15/2026	250,000	244,230
3.50%, 5/15/2029	215,000	203,611
3.63%, 2/12/2024	50,000	50,143
4.15%, 5/15/2039	100,000	90,155
4.70%, 2/19/2046	325,000	304,015
5.88%, 11/29/2032	25,000	27,449
Leidos, Inc.:
2.30%, 2/15/2031	55,000	43,531
3.63%, 5/15/2025	25,000	24,487
Western Digital Corp.:
2.85%, 2/1/2029	30,000	24,451
3.10%, 2/1/2032	55,000	42,135
		12,558,176
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co. Series MTN, 3.70%, 8/1/2047	55,000	49,709
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	80,174
2.00%, 12/1/2024	45,000	43,575
2.38%, 12/1/2029	40,000	35,599
3.13%, 12/1/2049 (b)	60,000	47,630

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GSK Consumer Healthcare Capital US LLC:
3.38%, 3/24/2027 (e)	$ 250,000	$ 239,237
3.63%, 3/24/2032 (e)	250,000	230,680
Procter & Gamble Co.:
0.55%, 10/29/2025 (b)	550,000	505,912
1.00%, 4/23/2026 (b)	500,000	459,610
1.20%, 10/29/2030 (b)	800,000	653,680
2.45%, 11/3/2026 (b)	150,000	144,345
3.00%, 3/25/2030	100,000	94,376
Unilever Capital Corp.:
0.63%, 8/12/2024	100,000	94,434
1.38%, 9/14/2030	100,000	81,287
1.75%, 8/12/2031	140,000	115,427
2.00%, 7/28/2026 (b)	100,000	94,124
2.90%, 5/5/2027	150,000	144,038
3.10%, 7/30/2025	50,000	49,430
		3,163,267
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	95,179
4.60%, 6/15/2045	50,000	47,844
		143,023
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	150,000	143,176
1.65%, 10/29/2024	1,150,000	1,063,140
1.75%, 1/30/2026	225,000	196,182
2.45%, 10/29/2026	150,000	130,583
3.30%, 1/30/2032	150,000	119,537
3.40%, 10/29/2033	150,000	118,317
3.65%, 7/21/2027	150,000	135,790
4.50%, 9/15/2023	150,000	149,581
6.50%, 7/15/2025	500,000	511,095
Series 3NC1, 1.75%, 10/29/2024	150,000	138,886
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	62,900
Air Lease Corp.:
0.80%, 8/18/2024	85,000	77,860
1.88%, 8/15/2026	100,000	86,562
3.00%, 9/15/2023	25,000	24,622
3.13%, 12/1/2030	100,000	81,494
3.25%, 3/1/2025	100,000	95,507
3.63%, 4/1/2027	70,000	64,746
3.88%, 7/3/2023	50,000	49,749
4.25%, 9/15/2024	25,000	24,535
Series GMTN, 3.75%, 6/1/2026	150,000	141,201
Series MTN, 0.70%, 2/15/2024	100,000	94,452
Security Description	Principal Amount	Value
Series MTN, 2.88%, 1/15/2026	$ 160,000	$ 146,898
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	24,312
4.25%, 6/15/2026	65,000	59,873
Ally Financial, Inc.:
1.45%, 10/2/2023	195,000	188,614
2.20%, 11/2/2028	100,000	81,484
5.80%, 5/1/2025	215,000	219,921
American Express Co.:
1.65%, 11/4/2026	550,000	498,509
2.25%, 3/4/2025 (b)	500,000	481,450
2.50%, 7/30/2024	165,000	160,830
2.55%, 3/4/2027	165,000	153,803
3.00%, 10/30/2024	100,000	98,164
3.70%, 8/3/2023	50,000	50,184
4.20%, 11/6/2025	105,000	106,646
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	104,955
Ameriprise Financial, Inc.:
3.70%, 10/15/2024	50,000	49,973
4.50%, 5/13/2032	70,000	68,794
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	20,733
2.40%, 4/30/2030	45,000	39,386
3.20%, 3/15/2027 (b)	56,000	54,951
3.25%, 4/30/2029	60,000	56,626
3.50%, 3/18/2024	25,000	25,114
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	67,800
3.50%, 3/30/2051	50,000	36,316
3.90%, 1/25/2028	50,000	47,773
4.35%, 4/15/2030	100,000	95,469
4.70%, 9/20/2047	50,000	43,908
4.85%, 3/29/2029	100,000	98,818
Capital One Financial Corp.:
3.30%, 10/30/2024	100,000	97,695
3.75%, 7/28/2026	125,000	119,599
3.80%, 1/31/2028	250,000	235,722
3.90%, 1/29/2024	200,000	200,038
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	262,764
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	240,447
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	175,000	165,252
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	177,106
SOFR + 2.06%, 4.93%, 5/10/2028 (b) (c)	250,000	247,795
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	80,179
Charles Schwab Corp.:
0.75%, 3/18/2024 (b)	500,000	479,515
0.90%, 3/11/2026	250,000	224,677
1.15%, 5/13/2026	50,000	45,094

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 3/11/2031	$ 250,000	$ 200,577
2.00%, 3/20/2028	500,000	446,550
2.30%, 5/13/2031	100,000	84,570
3.20%, 1/25/2028 (b)	50,000	47,825
3.45%, 2/13/2026	50,000	49,534
3.85%, 5/21/2025	250,000	250,882
4.00%, 2/1/2029 (b)	50,000	49,187
CI Financial Corp. 3.20%, 12/17/2030	250,000	194,622
CME Group, Inc.:
2.65%, 3/15/2032	145,000	128,052
3.75%, 6/15/2028	100,000	98,607
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	55,887
Discover Financial Services:
4.10%, 2/9/2027	75,000	71,817
4.50%, 1/30/2026	50,000	49,046
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	143,836
Franklin Resources, Inc. 1.60%, 10/30/2030 (b)	100,000	78,521
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	25,124
2.65%, 9/15/2040	50,000	36,599
3.00%, 6/15/2050	25,000	18,241
3.00%, 9/15/2060	50,000	33,750
3.10%, 9/15/2027	100,000	94,388
3.65%, 5/23/2025	595,000	591,168
3.75%, 12/1/2025	180,000	178,551
4.00%, 9/15/2027	200,000	196,754
4.25%, 9/21/2048	150,000	133,951
4.35%, 6/15/2029	85,000	83,812
4.60%, 3/15/2033	55,000	54,674
4.95%, 6/15/2052	95,000	93,474
5.20%, 6/15/2062	145,000	144,552
Invesco Finance PLC 3.75%, 1/15/2026	50,000	49,314
Jefferies Group LLC:
2.75%, 10/15/2032	40,000	30,353
6.50%, 1/20/2043	50,000	49,936
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	250,000	192,405
4.15%, 1/23/2030	50,000	44,742
4.85%, 1/15/2027	90,000	89,528
Lazard Group LLC 4.50%, 9/19/2028	100,000	95,911
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	96,435
2.95%, 6/1/2029	100,000	93,769
3.30%, 3/26/2027	30,000	29,502
3.35%, 3/26/2030	50,000	47,709
3.50%, 2/26/2028 (b)	30,000	29,572
3.65%, 6/1/2049	100,000	88,549
Security Description	Principal Amount	Value
3.85%, 3/26/2050	$ 515,000	$ 472,368
3.95%, 2/26/2048	30,000	27,721
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	157,028
2.50%, 12/21/2040	250,000	172,440
3.25%, 4/28/2050	40,000	29,173
3.95%, 3/7/2052	500,000	411,550
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	131,559
1.85%, 7/16/2025	200,000	183,604
2.33%, 1/22/2027	500,000	442,620
2.65%, 1/16/2025	500,000	473,385
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	83,913
3.70%, 7/18/2027	50,000	48,522
4.00%, 4/13/2032	100,000	95,468
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	134,648
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	92,264
Synchrony Financial:
2.88%, 10/28/2031	150,000	113,787
4.50%, 7/23/2025	50,000	48,586
Visa, Inc.:
0.75%, 8/15/2027 (b)	45,000	38,989
1.10%, 2/15/2031 (b)	500,000	399,700
1.90%, 4/15/2027	500,000	461,490
2.05%, 4/15/2030	150,000	131,486
2.70%, 4/15/2040	350,000	282,558
2.75%, 9/15/2027	250,000	238,677
3.65%, 9/15/2047	100,000	89,056
4.15%, 12/14/2035	50,000	49,774
4.30%, 12/14/2045	200,000	197,510
		18,747,254
ELECTRIC — 1.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	38,482
3.80%, 10/1/2047	25,000	20,070
4.70%, 5/15/2032	200,000	199,304
Series H, 3.45%, 1/15/2050	100,000	77,096
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	84,723
3.80%, 6/15/2049	50,000	42,462
4.25%, 9/15/2048	20,000	18,270
AES Corp.:
1.38%, 1/15/2026	250,000	220,570
2.45%, 1/15/2031	500,000	402,180
Alabama Power Co.:
3.13%, 7/15/2051	50,000	37,487
3.85%, 12/1/2042	75,000	64,187
Series 20-A, 1.45%, 9/15/2030	50,000	40,670

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.30%, 7/15/2048	$ 65,000	$ 58,633
Ameren Corp.:
1.75%, 3/15/2028	50,000	43,078
3.65%, 2/15/2026	50,000	49,108
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	42,847
3.80%, 5/15/2028 (b)	25,000	24,559
4.15%, 3/15/2046	50,000	45,604
4.50%, 3/15/2049	50,000	48,328
American Electric Power Co., Inc.:
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (b) (c)	250,000	194,565
Series J, 4.30%, 12/1/2028	100,000	97,338
Series M, 0.75%, 11/1/2023	20,000	19,195
Series N, 1.00%, 11/1/2025	30,000	26,993
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	21,933
7.00%, 4/1/2038	25,000	28,931
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	54,484
3.75%, 5/15/2046	25,000	20,082
4.20%, 8/15/2048	25,000	21,252
4.25%, 3/1/2049	50,000	43,113
4.35%, 11/15/2045	50,000	43,031
Avangrid, Inc. 3.15%, 12/1/2024	50,000	48,875
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	340,944
6.35%, 10/1/2036	50,000	57,434
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	24,248
2.85%, 5/15/2051	300,000	212,865
3.25%, 4/15/2028	30,000	28,509
3.70%, 7/15/2030	250,000	239,895
3.75%, 11/15/2023	350,000	352,110
4.25%, 10/15/2050	500,000	456,670
4.50%, 2/1/2045	50,000	46,347
4.60%, 5/1/2053 (e)	500,000	482,465
5.15%, 11/15/2043	150,000	151,386
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,787
3.88%, 10/15/2049	100,000	80,326
4.35%, 5/1/2033	30,000	28,049
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	44,981
Series AA, 3.00%, 2/1/2027 (b)	100,000	95,806
Series AC, 4.25%, 2/1/2049	200,000	189,686
Security Description	Principal Amount	Value
Series AE, 2.35%, 4/1/2031 (b)	$ 55,000	$ 47,775
Series AF, 3.35%, 4/1/2051	350,000	285,747
Series Z, 2.40%, 9/1/2026	50,000	47,008
CenterPoint Energy, Inc. 2.65%, 6/1/2031 (b)	40,000	34,112
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	18,800
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	47,926
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	43,958
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	112,545
Series 123, 3.75%, 8/15/2047	150,000	128,710
Series 130, 3.13%, 3/15/2051	150,000	115,543
Series 131, 2.75%, 9/1/2051 (b)	285,000	203,259
Series 132, 3.15%, 3/15/2032 (b)	100,000	91,955
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	225,767
Series A, 3.20%, 3/15/2027	150,000	145,771
Series A, 4.15%, 6/1/2045	100,000	90,763
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	171,908
3.20%, 12/1/2051	500,000	379,970
3.60%, 6/15/2061 (b)	250,000	197,532
3.70%, 11/15/2059	85,000	67,321
3.85%, 6/15/2046	50,000	42,360
4.45%, 3/15/2044	75,000	68,747
4.50%, 5/15/2058	100,000	89,716
Series 06-B, 6.20%, 6/15/2036	25,000	27,726
Series 20B, 3.95%, 4/1/2050	250,000	217,930
Series A, 4.13%, 5/15/2049	100,000	87,245
Series C, 3.00%, 12/1/2060	150,000	102,639
Series D, 4.00%, 12/1/2028	100,000	98,578
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	40,152
3.75%, 2/15/2050	50,000	43,455
4.05%, 5/15/2048	100,000	91,296
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	25,576

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031 (b)	$ 150,000	$ 128,253
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	120,043
Series A, 1.45%, 4/15/2026	75,000	67,849
Series B, 3.30%, 4/15/2041	565,000	444,824
Series C, 2.25%, 8/15/2031	45,000	37,053
Series C, 3.38%, 4/1/2030	350,000	320,068
Series D, 2.85%, 8/15/2026	25,000	23,732
DTE Electric Co.:
2.25%, 3/1/2030	500,000	437,695
3.70%, 6/1/2046	75,000	65,224
Series A, 3.00%, 3/1/2032 (b)	100,000	90,469
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	150,450
Series F, 1.05%, 6/1/2025	70,000	64,365
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	133,864
2.55%, 4/15/2031	75,000	65,693
2.85%, 3/15/2032	155,000	137,521
3.20%, 8/15/2049	100,000	78,381
3.45%, 4/15/2051	90,000	73,534
3.88%, 3/15/2046	150,000	131,382
3.95%, 11/15/2028	100,000	98,655
4.25%, 12/15/2041	130,000	120,210
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	317,271
2.55%, 6/15/2031	100,000	83,139
2.65%, 9/1/2026	50,000	46,930
3.15%, 8/15/2027	100,000	94,569
3.30%, 6/15/2041	850,000	658,078
3.50%, 6/15/2051	100,000	75,425
3.75%, 9/1/2046	250,000	197,170
3.95%, 8/15/2047	150,000	121,774
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	133,378
3.20%, 1/15/2027 (b)	250,000	243,355
6.40%, 6/15/2038	50,000	58,693
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	45,946
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	23,327
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	68,538
3.40%, 4/1/2032	145,000	134,585
3.60%, 9/15/2047	50,000	41,642
3.70%, 9/1/2028	50,000	48,520
4.20%, 8/15/2045	150,000	135,499
Security Description	Principal Amount	Value
Edison International:
3.55%, 11/15/2024	$ 80,000	$ 78,110
4.13%, 3/15/2028 (b)	50,000	46,593
Emera US Finance L.P.:
0.83%, 6/15/2024	750,000	700,005
4.75%, 6/15/2046	130,000	114,661
Enel Chile SA 4.88%, 6/12/2028	50,000	47,866
Entergy Arkansas LLC:
2.65%, 6/15/2051 (b)	100,000	69,609
3.35%, 6/15/2052	100,000	79,206
4.20%, 4/1/2049 (b)	25,000	23,131
Entergy Corp.:
1.90%, 6/15/2028	125,000	107,302
2.40%, 6/15/2031	150,000	122,043
2.95%, 9/1/2026	50,000	47,425
Entergy Louisiana LLC:
0.62%, 11/17/2023	15,000	14,417
3.05%, 6/1/2031	25,000	22,520
3.10%, 6/15/2041	250,000	198,795
3.25%, 4/1/2028	200,000	188,088
4.20%, 4/1/2050	50,000	45,355
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	23,009
3.50%, 6/1/2051	145,000	117,405
3.85%, 6/1/2049	125,000	106,390
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	69,028
3.55%, 9/30/2049	25,000	20,036
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	19,354
4.13%, 3/1/2042	30,000	26,844
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	22,436
4.20%, 3/15/2048	50,000	44,843
Series 2019, 4.13%, 4/1/2049	100,000	89,248
Series 2020, 2.25%, 6/1/2030	50,000	43,228
Eversource Energy:
2.90%, 3/1/2027	100,000	94,137
3.38%, 3/1/2032	100,000	89,828
Series L, 2.90%, 10/1/2024	250,000	244,317
Series N, 3.80%, 12/1/2023	15,000	14,985
Series O, 4.25%, 4/1/2029	25,000	24,416
Exelon Corp.:
2.75%, 3/15/2027 (e)	100,000	93,698
3.35%, 3/15/2032 (e)	100,000	89,605
3.40%, 4/15/2026	100,000	97,048
3.95%, 6/15/2025	50,000	49,863
4.10%, 3/15/2052 (e)	350,000	300,279
4.70%, 4/15/2050	250,000	233,170
5.10%, 6/15/2045	330,000	325,558

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Florida Power & Light Co.:
2.45%, 2/3/2032	$ 500,000	$ 436,165
2.85%, 4/1/2025	500,000	491,845
2.88%, 12/4/2051	750,000	562,500
3.15%, 10/1/2049	30,000	23,890
3.25%, 6/1/2024	25,000	25,013
3.95%, 3/1/2048	85,000	77,936
3.99%, 3/1/2049	25,000	22,881
4.05%, 10/1/2044	50,000	46,082
4.13%, 6/1/2048	100,000	93,738
Fortis, Inc. 3.06%, 10/4/2026	50,000	46,958
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	96,496
Series A, 3.25%, 3/15/2051	570,000	419,201
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	34,173
4.25%, 8/15/2048	15,000	13,216
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	39,986
3.70%, 9/15/2046	50,000	40,949
4.10%, 9/26/2028	50,000	49,461
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	92,880
ITC Holdings Corp. 3.35%, 11/15/2027 (b)	50,000	47,741
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	133,549
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	345,000	328,181
1.00%, 6/15/2026	100,000	89,799
1.35%, 3/15/2031	50,000	38,804
2.95%, 2/7/2024	100,000	99,132
3.40%, 2/7/2028	50,000	47,926
3.90%, 11/1/2028	100,000	97,665
4.02%, 11/1/2032 (b)	50,000	47,666
Series MTN, 1.65%, 6/15/2031	200,000	159,212
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	750,000	652,777
2.25%, 6/1/2030	250,000	210,025
2.44%, 1/15/2032 (b)	500,000	416,410
2.75%, 11/1/2029	165,000	145,842
3.50%, 4/1/2029	100,000	93,337
3.55%, 5/1/2027	100,000	96,636
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	20,579
Northern States Power Co.:
2.60%, 6/1/2051	50,000	35,294
2.90%, 3/1/2050	30,000	22,602
3.60%, 9/15/2047	50,000	42,148
Security Description	Principal Amount	Value
NSTAR Electric Co. 3.20%, 5/15/2027	$ 50,000	$ 48,235
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	93,428
Ohio Power Co.:
4.00%, 6/1/2049	20,000	17,282
Series Q, 1.63%, 1/15/2031 (b)	100,000	80,730
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	48,507
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	63,204
2.75%, 5/15/2030	75,000	68,207
3.70%, 11/15/2028	200,000	194,604
3.80%, 9/30/2047	100,000	88,061
4.15%, 6/1/2032 (b) (e)	75,000	75,360
7.50%, 9/1/2038	50,000	63,982
5.35%, 10/1/2052	100,000	109,608
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	269,010
3.25%, 2/16/2024	90,000	87,605
3.25%, 6/1/2031	790,000	636,353
3.30%, 8/1/2040	350,000	241,878
3.45%, 7/1/2025	250,000	234,805
3.50%, 8/1/2050	295,000	197,030
4.20%, 3/1/2029	70,000	62,495
4.20%, 6/1/2041	55,000	40,790
4.50%, 7/1/2040	250,000	193,695
4.55%, 7/1/2030	250,000	221,940
4.95%, 7/1/2050	250,000	199,355
5.25%, 3/1/2052	500,000	415,265
PacifiCorp:
2.70%, 9/15/2030	320,000	282,576
2.90%, 6/15/2052	200,000	146,396
3.30%, 3/15/2051	65,000	51,014
PECO Energy Co.:
3.05%, 3/15/2051	45,000	34,520
3.90%, 3/1/2048	125,000	112,106
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	53,120
3.95%, 6/1/2047	50,000	44,950
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	131,979
Series 34, 3.20%, 3/1/2050	30,000	23,690
Series 35, 1.90%, 1/15/2031	500,000	421,440
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	135,846
Series MTN, 2.05%, 8/1/2050	50,000	31,331
Series MTN, 3.00%, 3/1/2051	150,000	114,070

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.20%, 5/15/2029	$ 50,000	$ 47,345
Series MTN, 3.20%, 8/1/2049 (b)	30,000	23,890
Series MTN, 3.60%, 12/1/2047	100,000	84,576
Series MTN, 3.65%, 9/1/2042	50,000	42,780
Series MTN, 3.70%, 5/1/2028	50,000	48,800
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	50,000	48,024
1.60%, 8/15/2030	100,000	79,545
2.45%, 11/15/2031	100,000	83,711
2.88%, 6/15/2024	70,000	68,584
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	165,712
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	49,742
4.22%, 6/15/2048	65,000	57,544
5.80%, 3/15/2040	50,000	53,537
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	42,299
Series VVV, 1.70%, 10/1/2030	150,000	123,319
Series WWW, 2.95%, 8/15/2051	350,000	259,588
Sempra Energy:
3.25%, 6/15/2027	300,000	284,520
3.30%, 4/1/2025	140,000	136,802
3.40%, 2/1/2028	30,000	28,331
3.80%, 2/1/2038	100,000	84,341
4.00%, 2/1/2048	30,000	24,845
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	47,573
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	83,902
2.75%, 2/1/2032	125,000	105,697
2.85%, 8/1/2029	115,000	101,930
3.65%, 2/1/2050	250,000	191,300
4.00%, 4/1/2047	191,000	154,922
4.50%, 9/1/2040	25,000	22,162
Series 13-A, 3.90%, 3/15/2043	50,000	40,034
Series 20A, 2.95%, 2/1/2051	500,000	340,015
Series A, 4.20%, 3/1/2029 (b)	100,000	96,303
Series B, 3.65%, 3/1/2028	100,000	94,691
Series C, 3.60%, 2/1/2045	50,000	37,451
Southern Co.:
3.25%, 7/1/2026	250,000	239,450
4.25%, 7/1/2036	250,000	229,372
Security Description	Principal Amount	Value
Series B, 5 Year CMT + 3.73%, 4.00%, 1/15/2051 (c)	$ 500,000	$ 446,730
Southern Power Co.:
0.90%, 1/15/2026	250,000	222,762
Series F, 4.95%, 12/15/2046	150,000	137,631
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	184,460
Series K, 2.75%, 10/1/2026	50,000	46,834
Series M, 4.10%, 9/15/2028	25,000	24,150
Series N, 1.65%, 3/15/2026	300,000	273,513
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	49,692
3.75%, 6/15/2049	100,000	83,954
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	122,164
4.30%, 6/15/2048	50,000	45,302
4.45%, 6/15/2049	25,000	23,206
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	25,952
4.85%, 12/1/2048	50,000	47,952
Union Electric Co.:
2.15%, 3/15/2032	250,000	208,450
3.50%, 3/15/2029	250,000	239,325
4.00%, 4/1/2048	50,000	43,827
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	251,730
3.30%, 12/1/2049	50,000	39,812
3.45%, 2/15/2024	50,000	49,876
4.60%, 12/1/2048	250,000	240,290
8.88%, 11/15/2038	50,000	70,579
Series B, 2.95%, 11/15/2026	30,000	28,579
Series B, 3.75%, 5/15/2027	155,000	153,551
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	96,645
1.80%, 10/15/2030	250,000	201,230
2.20%, 12/15/2028	100,000	87,541
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	48,167
4.30%, 10/15/2048	25,000	22,930
Wisconsin Power & Light Co. 1.95%, 9/16/2031	275,000	228,420
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	96,103
1.75%, 3/15/2027	500,000	446,835
2.60%, 12/1/2029	100,000	87,914
4.00%, 6/15/2028 (b)	50,000	48,870
		36,706,478

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	$ 65,000	$ 57,468
1.95%, 10/15/2030	50,000	42,089
2.00%, 12/21/2028 (b)	200,000	176,566
2.20%, 12/21/2031	700,000	592,319
		868,442
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	43,782
Allegion PLC 3.50%, 10/1/2029	50,000	44,340
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	45,951
Amphenol Corp.:
2.20%, 9/15/2031 (b)	60,000	49,085
2.80%, 2/15/2030	100,000	86,982
4.35%, 6/1/2029	50,000	49,068
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	48,903
3.88%, 1/12/2028	25,000	23,811
Avnet, Inc. 3.00%, 5/15/2031	100,000	82,283
Flex, Ltd.:
3.75%, 2/1/2026	50,000	47,763
4.88%, 6/15/2029	75,000	72,347
Fortive Corp. 3.15%, 6/15/2026	50,000	47,280
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	177,918
1.75%, 9/1/2031	160,000	132,387
1.95%, 6/1/2030	250,000	214,725
2.30%, 8/15/2024	100,000	98,219
2.50%, 11/1/2026 (b)	150,000	143,320
2.70%, 8/15/2029 (b)	60,000	55,135
3.35%, 12/1/2023 (b)	50,000	50,159
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	50,327
3.35%, 3/1/2026	50,000	48,643
Jabil, Inc.:
1.70%, 4/15/2026	65,000	58,176
3.60%, 1/15/2030	25,000	22,296
3.95%, 1/12/2028	25,000	23,878
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	44,529
4.60%, 4/6/2027	30,000	30,109
Trimble, Inc. 4.90%, 6/15/2028	50,000	48,465
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	39,481
3.70%, 2/15/2026	50,000	49,845
		1,929,207
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.1%
Magallanes, Inc.:
3.76%, 3/15/2027 (e)	$ 685,000	$ 642,866
4.28%, 3/15/2032 (e)	645,000	576,236
5.14%, 3/15/2052 (e)	1,250,000	1,049,425
		2,268,527
ENVIRONMENTAL CONTROL — 0.0% (a)
Republic Services, Inc.:
1.45%, 2/15/2031 (b)	100,000	78,441
2.90%, 7/1/2026 (b)	45,000	42,966
3.38%, 11/15/2027	60,000	57,308
3.95%, 5/15/2028 (b)	150,000	147,409
Waste Connections, Inc.:
2.20%, 1/15/2032 (b)	115,000	94,293
2.95%, 1/15/2052	115,000	82,389
3.05%, 4/1/2050	20,000	14,733
3.50%, 5/1/2029	50,000	47,037
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	18,190
1.15%, 3/15/2028	30,000	25,533
1.50%, 3/15/2031	30,000	23,891
2.00%, 6/1/2029	75,000	64,966
2.50%, 11/15/2050	20,000	13,592
2.95%, 6/1/2041	55,000	42,916
		753,664
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	12,669
3.95%, 3/15/2025	100,000	99,838
4.15%, 3/15/2028	50,000	48,947
4.80%, 3/15/2048	20,000	18,649
Conagra Brands, Inc.:
0.50%, 8/11/2023	70,000	67,526
5.30%, 11/1/2038	265,000	250,277
5.40%, 11/1/2048	40,000	37,806
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	45,000	36,842
General Mills, Inc.:
3.00%, 2/1/2051 (b)	510,000	370,127
3.20%, 2/10/2027	100,000	96,120
3.65%, 2/15/2024	50,000	50,310
4.20%, 4/17/2028	25,000	24,774
Hershey Co.:
0.90%, 6/1/2025	45,000	41,717
3.20%, 8/21/2025	25,000	24,753
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	33,339
1.70%, 6/3/2028	570,000	503,760
3.05%, 6/3/2051 (b)	45,000	34,396
Ingredion, Inc. 2.90%, 6/1/2030	100,000	86,819
JM Smucker Co.:
3.38%, 12/15/2027 (b)	100,000	95,482
3.55%, 3/15/2050	25,000	18,721

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/15/2035	$ 50,000	$ 46,040
Kellogg Co.:
4.30%, 5/15/2028	100,000	99,792
4.50%, 4/1/2046 (b)	100,000	91,782
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	725,707
4.88%, 10/1/2049	750,000	663,277
Kroger Co.:
2.65%, 10/15/2026	50,000	46,817
3.70%, 8/1/2027 (b)	35,000	34,040
3.85%, 8/1/2023	75,000	75,338
3.95%, 1/15/2050	550,000	464,997
4.45%, 2/1/2047	100,000	90,629
4.65%, 1/15/2048	100,000	92,939
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	95,458
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	56,035
1.50%, 2/4/2031 (b)	40,000	31,386
1.88%, 10/15/2032 (b)	75,000	58,364
2.13%, 3/17/2024	65,000	63,374
2.63%, 3/17/2027	200,000	187,152
2.63%, 9/4/2050	35,000	23,737
2.75%, 4/13/2030	35,000	30,724
3.00%, 3/17/2032 (b)	200,000	174,928
Sysco Corp.:
2.40%, 2/15/2030	10,000	8,545
2.45%, 12/14/2031	145,000	120,531
3.15%, 12/14/2051	500,000	358,410
3.25%, 7/15/2027	50,000	47,616
3.30%, 7/15/2026	100,000	96,786
3.30%, 2/15/2050	10,000	7,469
3.75%, 10/1/2025 (b)	5,000	4,982
4.45%, 3/15/2048	50,000	43,658
4.85%, 10/1/2045	5,000	4,634
6.60%, 4/1/2050	250,000	288,175
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	143,821
4.55%, 6/2/2047	285,000	260,185
		6,490,200
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	184,378
4.50%, 8/1/2024	50,000	49,742
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	24,761
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	30,080
International Paper Co. 4.35%, 8/15/2048 (b)	27,000	23,917
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	101,454
3.75%, 1/15/2031	150,000	121,155
Security Description	Principal Amount	Value
Series DM3N, 3.13%, 1/15/2032	$ 80,000	$ 60,350
		595,837
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	80,001
2.63%, 9/15/2029	200,000	178,234
3.00%, 6/15/2027 (b)	150,000	143,973
4.15%, 1/15/2043	25,000	22,146
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	46,586
5.50%, 1/15/2026	30,000	30,103
NiSource, Inc.:
0.95%, 8/15/2025	560,000	502,510
1.70%, 2/15/2031	100,000	78,004
2.95%, 9/1/2029	100,000	88,703
3.49%, 5/15/2027	50,000	47,869
4.38%, 5/15/2047	150,000	131,988
4.80%, 2/15/2044	30,000	27,029
ONE Gas, Inc.:
1.10%, 3/11/2024	200,000	190,170
4.50%, 11/1/2048	90,000	79,666
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	160,497
5.05%, 5/15/2052	750,000	736,117
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	104,382
3.15%, 9/15/2024	25,000	24,840
3.20%, 6/15/2025	50,000	49,041
3.75%, 9/15/2042	30,000	25,132
5.13%, 11/15/2040	25,000	24,917
Series VV, 4.30%, 1/15/2049	50,000	45,373
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	130,974
Series 20-A, 1.75%, 1/15/2031	500,000	394,350
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	23,469
4.05%, 3/15/2032	90,000	81,835
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	41,755
		3,489,664
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	48,702
Snap-on, Inc. 3.10%, 5/1/2050	70,000	54,720
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	68,769
3.40%, 3/1/2026	35,000	34,351
4.25%, 11/15/2028	100,000	99,630

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (b) (c)	$ 30,000	$ 26,137
		332,309
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	417,260
2.95%, 3/15/2025	75,000	74,042
3.40%, 11/30/2023	35,000	35,141
3.75%, 11/30/2026	85,000	85,646
4.75%, 11/30/2036	250,000	265,135
4.75%, 4/15/2043	25,000	25,299
4.90%, 11/30/2046	150,000	157,645
Baxter International, Inc.:
1.32%, 11/29/2024	600,000	563,382
1.73%, 4/1/2031	45,000	35,432
1.92%, 2/1/2027	600,000	537,342
3.13%, 12/1/2051	250,000	181,907
3.50%, 8/15/2046	50,000	39,110
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	61,348
2.65%, 6/1/2030	100,000	87,323
3.45%, 3/1/2024	11,000	10,977
4.55%, 3/1/2039	50,000	46,491
4.70%, 3/1/2049	35,000	33,447
Danaher Corp. 2.60%, 10/1/2050	565,000	393,703
DH Europe Finance II Sarl:
2.20%, 11/15/2024	50,000	47,988
2.60%, 11/15/2029	30,000	26,868
3.25%, 11/15/2039	50,000	41,480
3.40%, 11/15/2049	50,000	40,413
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	53,917
4.63%, 3/15/2045	345,000	346,069
PerkinElmer, Inc.:
2.25%, 9/15/2031	105,000	83,027
2.55%, 3/15/2031	85,000	69,225
3.30%, 9/15/2029	65,000	57,141
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	39,635
Stryker Corp.:
0.60%, 12/1/2023	65,000	62,330
1.15%, 6/15/2025	50,000	46,179
1.95%, 6/15/2030	50,000	41,587
2.90%, 6/15/2050	25,000	18,070
3.38%, 11/1/2025	25,000	24,479
3.50%, 3/15/2026	25,000	24,520
3.65%, 3/7/2028 (b)	50,000	48,416
4.63%, 3/15/2046	25,000	23,882
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	160,000	155,230
1.22%, 10/18/2024	900,000	853,686
4.10%, 8/15/2047	100,000	93,056
Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	$ 100,000	$ 81,583
		5,329,411
HEALTH CARE SERVICES — 0.6%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	178,655
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	40,675
Aetna, Inc.:
3.88%, 8/15/2047	100,000	82,620
4.13%, 11/15/2042	25,000	21,402
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	52,908
Ascension Health 3.95%, 11/15/2046	150,000	139,026
Banner Health 2.34%, 1/1/2030	40,000	35,298
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	25,000	20,488
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	10,407
CommonSpirit Health:
2.76%, 10/1/2024	250,000	243,322
4.19%, 10/1/2049	250,000	210,155
4.35%, 11/1/2042	25,000	22,419
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	45,289
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	548,760
2.25%, 5/15/2030	265,000	226,350
2.38%, 1/15/2025	20,000	19,281
2.55%, 3/15/2031	100,000	86,420
3.13%, 5/15/2050	270,000	203,666
3.35%, 12/1/2024	50,000	49,376
3.50%, 8/15/2024	25,000	24,900
3.60%, 3/15/2051	305,000	247,199
3.65%, 12/1/2027	130,000	126,463
4.10%, 3/1/2028	100,000	98,939
4.10%, 5/15/2032	200,000	194,726
4.38%, 12/1/2047	130,000	120,337
4.55%, 3/1/2048	50,000	47,427
4.65%, 1/15/2043	50,000	47,578
HCA, Inc.:
2.38%, 7/15/2031	650,000	501,618
3.13%, 3/15/2027 (e)	45,000	41,130
3.50%, 7/15/2051	650,000	448,188
3.63%, 3/15/2032 (e)	650,000	548,613
4.13%, 6/15/2029	35,000	31,960

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/15/2027	$ 50,000	$ 48,112
4.63%, 3/15/2052 (e)	500,000	400,020
5.00%, 3/15/2024	85,000	85,293
5.13%, 6/15/2039	275,000	241,029
5.25%, 4/15/2025	60,000	60,153
5.25%, 6/15/2026	65,000	64,544
5.25%, 6/15/2049	100,000	86,332
5.50%, 6/15/2047	65,000	58,163
Humana, Inc.:
2.15%, 2/3/2032 (b)	350,000	283,374
3.70%, 3/23/2029	105,000	99,390
4.80%, 3/15/2047	100,000	95,998
4.95%, 10/1/2044	50,000	48,650
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	18,196
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	45,118
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	105,000	82,601
Series 2021, 2.81%, 6/1/2041	135,000	103,307
Series 2021, 3.00%, 6/1/2051	135,000	100,939
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	62,614
2.30%, 12/1/2024 (b)	100,000	95,690
2.70%, 6/1/2031	100,000	84,007
2.95%, 12/1/2029	100,000	87,848
3.25%, 9/1/2024	100,000	98,518
4.70%, 2/1/2045	25,000	22,257
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	87,431
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	75,251
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	23,214
Series 2020, 2.96%, 1/1/2050	55,000	41,540
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	45,549
Montefiore Obligated Group 4.29%, 9/1/2050 (b)	50,000	36,439
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	29,271
Security Description	Principal Amount	Value
New York and Presbyterian Hospital:
2.26%, 8/1/2040	$ 50,000	$ 35,728
Series 2019, 3.95%, 8/1/2119	35,000	27,054
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	45,191
Novant Health, Inc. 3.17%, 11/1/2051	85,000	65,389
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	75,290
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	19,866
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	70,804
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	30,835
4.20%, 6/30/2029	100,000	97,081
4.70%, 3/30/2045	25,000	22,490
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	41,053
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	47,056
Series 20A, 3.36%, 8/15/2050	55,000	42,167
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040 (b)	50,000	36,756
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	90,993
1.25%, 1/15/2026 (b)	35,000	32,304
2.00%, 5/15/2030	305,000	261,434
2.30%, 5/15/2031	100,000	86,587
2.75%, 5/15/2040	300,000	233,622
2.90%, 5/15/2050	550,000	408,699
3.05%, 5/15/2041	850,000	687,097
3.10%, 3/15/2026	50,000	48,968
3.13%, 5/15/2060 (b)	100,000	73,361
3.25%, 5/15/2051	100,000	78,665
3.38%, 4/15/2027	100,000	98,151
3.50%, 2/15/2024	10,000	10,042
3.50%, 8/15/2039	200,000	174,444
3.70%, 12/15/2025	10,000	9,986
3.75%, 7/15/2025	305,000	305,317
3.75%, 10/15/2047	50,000	43,387
3.88%, 12/15/2028	15,000	14,919
4.25%, 4/15/2047	100,000	94,094
4.63%, 7/15/2035	200,000	203,394
4.75%, 7/15/2045	230,000	231,879
4.75%, 5/15/2052	500,000	500,090
6.88%, 2/15/2038	25,000	31,001

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	$ 550,000	$ 394,746
		12,196,383
HOME BUILDERS — 0.1%
DR Horton, Inc. 2.50%, 10/15/2024	100,000	95,515
Lennar Corp. 4.75%, 11/29/2027	250,000	243,493
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	115,328
NVR, Inc. 3.00%, 5/15/2030	130,000	111,584
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	249,930
		815,850
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	97,053
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	20,815
4.50%, 6/1/2046	25,000	21,161
4.60%, 5/15/2050	50,000	42,961
4.75%, 2/26/2029	60,000	59,879
		241,869
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	40,000	33,748
Clorox Co.:
3.10%, 10/1/2027	50,000	47,743
3.90%, 5/15/2028	50,000	49,025
4.40%, 5/1/2029	200,000	199,508
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	15,000	13,091
2.00%, 11/2/2031	250,000	210,170
2.75%, 2/15/2026	25,000	24,281
3.10%, 3/26/2030	40,000	37,543
3.20%, 4/25/2029 (b)	100,000	95,378
3.90%, 5/4/2047	50,000	44,435
3.95%, 11/1/2028	55,000	54,819
		809,741
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	94,839
4.75%, 1/15/2049	75,000	72,218
Alleghany Corp. 4.90%, 9/15/2044	50,000	47,543
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	198,407
3.85%, 8/10/2049	125,000	107,097
4.20%, 12/15/2046	50,000	45,505
Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	$ 25,000	$ 22,200
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	83,861
American International Group, Inc.:
2.50%, 6/30/2025	600,000	572,544
3.90%, 4/1/2026	30,000	29,364
4.38%, 6/30/2050	315,000	278,784
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	89,764
Aon Corp. 3.75%, 5/2/2029	100,000	94,444
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	543,658
Aon Global, Ltd.:
3.50%, 6/14/2024	50,000	49,674
3.88%, 12/15/2025	150,000	148,366
Arch Capital Group, Ltd. 3.64%, 6/30/2050	105,000	81,376
Assurant, Inc.:
2.65%, 1/15/2032	600,000	468,312
4.20%, 9/27/2023	75,000	75,462
4.90%, 3/27/2028 (b)	50,000	49,569
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	40,000	30,111
Athene Holding, Ltd.:
3.45%, 5/15/2052	500,000	344,165
3.50%, 1/15/2031	150,000	126,943
4.13%, 1/12/2028	100,000	93,231
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	23,387
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	64,983
1.85%, 3/12/2030	10,000	8,552
2.30%, 3/15/2027 (b)	200,000	189,014
2.50%, 1/15/2051 (b)	110,000	74,636
2.85%, 10/15/2050	340,000	245,286
2.88%, 3/15/2032	200,000	179,354
4.20%, 8/15/2048	100,000	91,797
4.25%, 1/15/2049	150,000	138,702
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	54,016
4.50%, 2/11/2043	180,000	171,918
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	140,599
4.70%, 6/22/2047	150,000	119,470
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	118,828
4.20%, 3/17/2032	65,000	59,175

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2029	$ 50,000	$ 49,045
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	150,000	119,901
3.05%, 12/15/2061	500,000	359,745
3.35%, 5/3/2026	250,000	244,450
4.15%, 3/13/2043	25,000	22,725
4.35%, 11/3/2045	125,000	117,821
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	80,482
3.45%, 8/15/2027	100,000	94,584
4.50%, 3/1/2026	25,000	25,047
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (e)	500,000	486,500
3.65%, 4/5/2027 (e)	500,000	470,750
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	47,819
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	144,904
5.00%, 4/20/2048	100,000	92,394
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	381,670
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	70,000	60,565
4.85%, 4/17/2028	100,000	99,380
Fidelity National Financial, Inc.:
2.45%, 3/15/2031 (b)	100,000	78,957
3.20%, 9/17/2051	250,000	159,010
4.50%, 8/15/2028	50,000	48,108
First American Financial Corp. 4.60%, 11/15/2024	25,000	24,915
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	81,873
4.55%, 9/15/2028	25,000	24,613
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	12,537
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	62,435
2.90%, 9/15/2051	325,000	225,599
4.40%, 3/15/2048	100,000	90,246
Kemper Corp. 2.40%, 9/30/2030	100,000	81,282
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	87,264
3.40%, 3/1/2032	250,000	217,575
3.80%, 3/1/2028	35,000	33,487
4.00%, 9/1/2023	15,000	15,102
4.35%, 3/1/2048	50,000	42,365
6.30%, 10/9/2037	50,000	54,115
Loews Corp.:
3.20%, 5/15/2030	15,000	13,643
3.75%, 4/1/2026	50,000	49,584
Security Description	Principal Amount	Value
Manulife Financial Corp.:
2.48%, 5/19/2027 (b)	$ 70,000	$ 63,965
3.70%, 3/16/2032	200,000	183,870
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	46,226
Markel Corp.:
3.45%, 5/7/2052	135,000	101,039
3.50%, 11/1/2027	50,000	47,979
4.15%, 9/17/2050	50,000	41,224
5.00%, 5/20/2049	30,000	28,375
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031 (b)	615,000	518,451
3.75%, 3/14/2026	25,000	24,759
3.88%, 3/15/2024	100,000	100,189
4.38%, 3/15/2029	250,000	247,027
Mercury General Corp. 4.40%, 3/15/2027	50,000	48,948
MetLife, Inc.:
3.60%, 4/10/2024	300,000	300,801
4.05%, 3/1/2045	150,000	132,331
4.88%, 11/13/2043	200,000	197,544
6.40%, 12/15/2066	100,000	100,852
Series D, 4.37%, 9/15/2023	50,000	50,590
Old Republic International Corp. 3.85%, 6/11/2051	85,000	64,149
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	123,693
3.70%, 5/15/2029	50,000	46,924
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,744
3.00%, 3/15/2032 (b)	50,000	45,070
4.00%, 3/1/2029	50,000	49,489
4.20%, 3/15/2048	100,000	92,091
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	86,157
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	152,464
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	191,138
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	496,320
Series MTN, 3.70%, 3/13/2051	100,000	83,396
Series MTN, 4.60%, 5/15/2044	75,000	71,131
Series MTN, 6.63%, 6/21/2040	25,000	28,860
Prudential PLC 3.63%, 3/24/2032	150,000	138,955

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	$ 35,000	$ 30,926
3.90%, 5/15/2029	50,000	46,802
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	28,565
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,953
3.05%, 6/8/2051	250,000	190,705
3.75%, 5/15/2046	10,000	8,617
4.00%, 5/30/2047	80,000	71,161
4.05%, 3/7/2048 (b)	100,000	90,345
4.10%, 3/4/2049	100,000	90,542
Series MTN, 6.25%, 6/15/2037	25,000	29,326
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,672
Unum Group:
4.00%, 6/15/2029	70,000	65,942
4.13%, 6/15/2051	100,000	73,888
4.50%, 12/15/2049	15,000	11,575
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	48,578
W R Berkley Corp. 3.55%, 3/30/2052	100,000	77,005
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	49,271
3.88%, 9/15/2049	70,000	54,553
4.50%, 9/15/2028	50,000	48,046
4.65%, 6/15/2027	100,000	98,449
WR Berkley Corp. 4.00%, 5/12/2050	45,000	37,221
XLIT, Ltd. 5.50%, 3/31/2045	125,000	129,324
		14,982,863
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	500,000	345,875
3.15%, 2/9/2051	100,000	68,423
3.40%, 12/6/2027	200,000	191,142
3.60%, 11/28/2024	75,000	74,552
4.20%, 12/6/2047	260,000	215,290
Alphabet, Inc.:
0.45%, 8/15/2025	500,000	459,930
1.10%, 8/15/2030	165,000	135,359
1.90%, 8/15/2040	350,000	250,169
2.00%, 8/15/2026	250,000	236,795
2.05%, 8/15/2050 (b)	250,000	168,017
Amazon.com, Inc.:
0.45%, 5/12/2024	820,000	780,583
0.80%, 6/3/2025	815,000	758,529
1.00%, 5/12/2026	150,000	136,447
1.50%, 6/3/2030	235,000	195,536
1.65%, 5/12/2028 (b)	150,000	133,116
2.10%, 5/12/2031	150,000	128,475
Security Description	Principal Amount	Value
2.50%, 6/3/2050 (b)	$ 390,000	$ 276,151
2.70%, 6/3/2060	530,000	358,614
2.80%, 8/22/2024	100,000	99,114
2.88%, 5/12/2041	150,000	120,281
3.00%, 4/13/2025	200,000	198,702
3.10%, 5/12/2051	150,000	118,317
3.15%, 8/22/2027	100,000	97,409
3.25%, 5/12/2061	150,000	114,371
3.30%, 4/13/2027	250,000	245,370
3.45%, 4/13/2029	200,000	194,670
3.60%, 4/13/2032	250,000	240,945
3.80%, 12/5/2024	30,000	30,336
3.88%, 8/22/2037	125,000	118,114
3.95%, 4/13/2052	500,000	460,500
4.05%, 8/22/2047	125,000	117,219
4.25%, 8/22/2057	150,000	140,838
4.95%, 12/5/2044	125,000	131,540
5.20%, 12/3/2025	50,000	52,482
Baidu, Inc.:
1.63%, 2/23/2027	200,000	176,996
2.38%, 8/23/2031 (b)	200,000	166,774
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	246,180
4.63%, 4/13/2030	100,000	99,525
eBay, Inc.:
1.40%, 5/10/2026	100,000	89,993
1.90%, 3/11/2025	140,000	131,677
2.60%, 5/10/2031	100,000	83,070
2.70%, 3/11/2030	100,000	85,347
3.45%, 8/1/2024	25,000	24,748
3.65%, 5/10/2051	50,000	38,565
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	442,407
3.25%, 2/15/2030	35,000	29,066
3.80%, 2/15/2028	50,000	45,604
4.63%, 8/1/2027	590,000	566,937
VeriSign, Inc. 2.70%, 6/15/2031	80,000	64,433
		9,684,533
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	630,427
2.88%, 6/15/2028	500,000	397,755
3.88%, 1/15/2026	100,000	92,242
4.20%, 6/10/2024	50,000	49,053
4.25%, 3/1/2025	50,000	47,766
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	85,798
Blackstone Private Credit Fund 2.63%, 12/15/2026 (e)	200,000	166,806
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	80,198

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 1/15/2026	$ 150,000	$ 137,435
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	222,123
4.13%, 2/1/2025	100,000	94,882
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	134,030
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	74,338
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	86,463
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	219,825
4.00%, 3/30/2025	50,000	47,144
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	425,165
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	76,645
		3,068,095
IRON/STEEL — 0.0% (a)
Nucor Corp.:
2.00%, 6/1/2025	15,000	14,117
2.70%, 6/1/2030 (b)	15,000	13,001
2.98%, 12/15/2055	50,000	33,810
3.13%, 4/1/2032	90,000	78,452
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	36,377
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,577
2.80%, 12/15/2024	25,000	24,241
3.25%, 10/15/2050	20,000	13,839
3.45%, 4/15/2030	40,000	35,624
Vale Overseas, Ltd. 6.88%, 11/10/2039	300,000	319,080
		577,118
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032	250,000	216,265
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	44,197
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	47,192
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	24,677
Series EE, 5.75%, 5/1/2025	290,000	300,408
Series GG, 3.50%, 10/15/2032	500,000	431,035
		847,509
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	$ 500,000	$ 487,515
0.90%, 3/2/2026	600,000	545,316
3.40%, 5/13/2025	750,000	748,417
Series MTN, 0.45%, 9/14/2023 (b)	250,000	242,635
Series MTN, 0.45%, 5/17/2024	50,000	47,513
Series MTN, 0.80%, 11/13/2025 (b)	30,000	27,266
Series MTN, 3.75%, 11/24/2023	25,000	25,203
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	100,000	91,367
2.60%, 4/9/2030	95,000	86,201
3.25%, 4/9/2050 (b)	125,000	103,455
3.80%, 8/15/2042 (b)	125,000	114,056
4.75%, 5/15/2064	25,000	25,349
Oshkosh Corp. 3.10%, 3/1/2030	10,000	8,556
		2,552,849
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	132,593
4.20%, 1/15/2024	100,000	100,012
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,137
Deere & Co.:
2.88%, 9/7/2049	35,000	27,507
3.90%, 6/9/2042 (b)	225,000	210,958
Flowserve Corp.:
2.80%, 1/15/2032	75,000	58,276
3.50%, 10/1/2030	35,000	29,633
IDEX Corp.:
2.63%, 6/15/2031	100,000	82,802
3.00%, 5/1/2030	25,000	21,745
John Deere Capital Corp.:
1.45%, 1/15/2031 (b)	70,000	56,939
3.35%, 4/18/2029	100,000	96,006
3.65%, 10/12/2023	100,000	100,733
Series MTN, 0.45%, 1/17/2024	100,000	95,926
Series MTN, 0.45%, 6/7/2024	65,000	61,649
Series MTN, 0.63%, 9/10/2024 (b)	55,000	51,946
Series MTN, 0.70%, 1/15/2026	100,000	90,381
Series MTN, 1.25%, 1/10/2025	500,000	474,645
Series MTN, 1.30%, 10/13/2026	300,000	271,755

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.50%, 3/6/2028	$ 100,000	$ 88,141
Series MTN, 2.25%, 9/14/2026	100,000	94,060
Series MTN, 2.60%, 3/7/2024	65,000	64,308
Series MTN, 2.80%, 7/18/2029	50,000	46,030
Series MTN, 3.40%, 9/11/2025	25,000	24,899
Series MTN, 3.45%, 3/13/2025	100,000	100,192
nVent Finance Sarl:
2.75%, 11/15/2031	50,000	40,616
4.55%, 4/15/2028	50,000	48,280
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	568,128
2.57%, 2/15/2030	250,000	216,130
3.11%, 2/15/2040	250,000	193,848
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	81,812
4.20%, 3/1/2049	250,000	231,347
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	50,000	49,894
4.95%, 9/15/2028	300,000	288,504
Xylem, Inc. 1.95%, 1/30/2028	45,000	39,741
		4,153,573
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032 (b)	350,000	265,188
2.80%, 4/1/2031	290,000	232,360
3.50%, 6/1/2041	500,000	351,930
3.70%, 4/1/2051	730,000	495,947
3.85%, 4/1/2061	100,000	65,702
3.90%, 6/1/2052	100,000	69,807
4.20%, 3/15/2028	250,000	233,682
4.40%, 4/1/2033	315,000	282,193
4.40%, 12/1/2061	100,000	72,311
4.80%, 3/1/2050	155,000	122,800
4.91%, 7/23/2025	50,000	50,129
5.05%, 3/30/2029	100,000	96,434
5.38%, 5/1/2047	150,000	128,401
6.48%, 10/23/2045	185,000	180,129
Class USD, 4.50%, 2/1/2024	100,000	100,618
Comcast Corp.:
1.50%, 2/15/2031 (b)	150,000	120,423
1.95%, 1/15/2031	70,000	58,222
2.45%, 8/15/2052	115,000	76,253
2.65%, 8/15/2062	75,000	48,265
Security Description	Principal Amount	Value
2.80%, 1/15/2051	$ 805,000	$ 568,998
2.89%, 11/1/2051	350,000	250,299
2.94%, 11/1/2056	500,000	346,975
3.15%, 3/1/2026	225,000	219,364
3.15%, 2/15/2028	200,000	190,640
3.20%, 7/15/2036	250,000	212,067
3.30%, 2/1/2027	150,000	145,873
3.30%, 4/1/2027	100,000	96,834
3.40%, 4/1/2030 (b)	550,000	515,454
3.40%, 7/15/2046	100,000	79,745
3.70%, 4/15/2024	500,000	501,490
3.75%, 4/1/2040	250,000	219,265
3.90%, 3/1/2038	150,000	135,969
3.95%, 10/15/2025	350,000	351,781
4.00%, 11/1/2049	69,000	60,265
4.15%, 10/15/2028	250,000	249,367
4.20%, 8/15/2034	100,000	96,319
4.25%, 10/15/2030	50,000	49,278
4.25%, 1/15/2033	50,000	49,127
4.60%, 10/15/2038	305,000	295,435
4.65%, 7/15/2042	75,000	72,538
4.70%, 10/15/2048	500,000	484,890
4.95%, 10/15/2058 (b)	105,000	104,676
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	99,503
3.95%, 3/20/2028	30,000	28,056
4.00%, 9/15/2055	265,000	185,108
4.65%, 5/15/2050	250,000	196,547
5.20%, 9/20/2047	100,000	85,718
Fox Corp.:
4.03%, 1/25/2024	25,000	25,000
4.71%, 1/25/2029 (b)	40,000	39,276
5.48%, 1/25/2039	275,000	267,066
5.58%, 1/25/2049	25,000	24,364
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	46,483
6.13%, 1/31/2046	100,000	110,260
Paramount Global:
2.90%, 1/15/2027	125,000	115,172
3.70%, 6/1/2028	50,000	46,600
4.20%, 6/1/2029	200,000	188,296
4.38%, 3/15/2043	25,000	19,365
4.75%, 5/15/2025 (b)	111,000	112,156
4.95%, 1/15/2031	250,000	238,072
4.95%, 5/19/2050 (b)	200,000	167,962
5.85%, 9/1/2043	200,000	186,804
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	48,540
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	78,415
5.50%, 9/1/2041	425,000	373,872
5.88%, 11/15/2040	50,000	45,863
6.75%, 6/15/2039	50,000	50,069

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	$ 50,000	$ 48,606
Series GMTN, 3.15%, 9/17/2025	25,000	24,602
Series MTN, 3.00%, 7/30/2046	75,000	57,342
Walt Disney Co.:
1.75%, 8/30/2024	50,000	48,172
1.75%, 1/13/2026	105,000	97,879
2.00%, 9/1/2029	185,000	158,885
2.20%, 1/13/2028 (b)	70,000	63,445
2.65%, 1/13/2031	440,000	387,345
3.35%, 3/24/2025	250,000	248,102
3.38%, 11/15/2026	100,000	97,709
3.50%, 5/13/2040	650,000	555,054
3.60%, 1/13/2051	75,000	62,618
3.70%, 10/15/2025 (b)	100,000	99,904
3.80%, 5/13/2060 (b)	90,000	75,208
4.00%, 10/1/2023	100,000	100,966
4.70%, 3/23/2050 (b)	150,000	148,498
5.40%, 10/1/2043	75,000	79,102
6.65%, 11/15/2037	250,000	297,852
		13,777,299
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	49,831
4.50%, 12/15/2028 (b)	20,000	19,580
		69,411
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	169,984
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	24,635
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	260,667
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	116,189
5.00%, 9/30/2043	50,000	51,450
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024	350,000	348,372
5.45%, 3/15/2043	350,000	323,806
Newmont Corp.:
2.25%, 10/1/2030	65,000	54,064
2.60%, 7/15/2032	500,000	412,535
2.80%, 10/1/2029	80,000	70,739
4.88%, 3/15/2042	50,000	47,886
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	23,047
4.75%, 3/22/2042	150,000	149,365
Rio Tinto Finance USA, Ltd. 2.75%, 11/2/2051 (b)	500,000	361,990
Security Description	Principal Amount	Value
Southern Copper Corp. 5.88%, 4/23/2045 (b)	$ 357,000	$ 370,041
		2,784,770
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025	100,000	96,292
2.38%, 8/26/2029	100,000	89,509
2.88%, 10/15/2027	225,000	216,117
3.25%, 8/26/2049 (b)	60,000	47,839
Series MTN, 3.38%, 3/1/2029 (b)	50,000	48,053
Series MTN, 3.63%, 10/15/2047	25,000	21,358
Series MTN, 4.00%, 9/14/2048	30,000	27,145
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	54,601
Eaton Corp.:
3.10%, 9/15/2027	100,000	95,508
4.15%, 11/2/2042	25,000	22,440
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	192,806
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	550,000	514,761
Illinois Tool Works, Inc. 3.90%, 9/1/2042 (b)	325,000	287,355
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	34,210
4.00%, 6/14/2049	40,000	33,846
Series MTN, 3.30%, 11/21/2024	50,000	49,301
Textron, Inc.:
2.45%, 3/15/2031	30,000	24,651
3.90%, 9/17/2029	50,000	47,019
4.00%, 3/15/2026	50,000	49,393
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	25,698
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	93,857
		2,071,759
MULTI-NATIONAL — 0.0% (a)
Corp. Andina de Fomento 2.25%, 2/8/2027	150,000	139,551
International Bank for Reconstruction & Development 2.25%, 3/28/2024	64,000	63,128
Nordic Investment Bank 2.63%, 4/4/2025	200,000	197,658
		400,337

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	$ 215,000	$ 191,705
3.57%, 12/1/2031	500,000	413,850
		605,555
OIL & GAS — 1.0%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	410,865
2.72%, 1/12/2032	500,000	430,760
2.94%, 6/4/2051	105,000	75,032
3.00%, 2/24/2050	250,000	181,913
3.02%, 1/16/2027	200,000	190,840
3.06%, 6/17/2041	500,000	389,425
3.38%, 2/8/2061 (b)	650,000	481,591
3.59%, 4/14/2027	250,000	243,700
3.63%, 4/6/2030	200,000	189,340
3.94%, 9/21/2028	100,000	97,717
Canadian Natural Resources, Ltd.:
3.85%, 6/1/2027	50,000	48,021
3.90%, 2/1/2025	25,000	24,764
Series GMTN, 4.95%, 6/1/2047 (b)	100,000	95,134
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (b)	35,000	28,988
4.40%, 4/15/2029	100,000	96,371
5.38%, 7/15/2025	277,000	285,385
Chevron Corp.:
1.55%, 5/11/2025	885,000	839,130
2.00%, 5/11/2027	350,000	322,612
2.24%, 5/11/2030	100,000	87,982
2.90%, 3/3/2024	750,000	747,337
2.95%, 5/16/2026	50,000	48,854
3.08%, 5/11/2050	100,000	79,656
Chevron USA, Inc.:
0.43%, 8/11/2023	30,000	29,162
0.69%, 8/12/2025 (b)	65,000	59,810
1.02%, 8/12/2027	40,000	34,919
2.34%, 8/12/2050	65,000	44,987
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	299,205
4.38%, 5/2/2028	250,000	255,025
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	94,694
ConocoPhillips 6.50%, 2/1/2039 (b)	75,000	88,082
ConocoPhillips Co.:
2.13%, 3/8/2024 (b)	200,000	196,062
2.40%, 3/7/2025	200,000	192,956
3.80%, 3/15/2052	500,000	428,915
4.03%, 3/15/2062 (e)	215,000	183,692
Security Description	Principal Amount	Value
6.95%, 4/15/2029	$ 50,000	$ 57,199
Coterra Energy, Inc. 3.90%, 5/15/2027 (e)	250,000	240,402
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	23,217
5.25%, 9/15/2024	500,000	510,640
5.85%, 12/15/2025	50,000	52,080
Diamondback Energy, Inc.:
3.13%, 3/24/2031	795,000	692,485
3.25%, 12/1/2026	45,000	43,921
3.50%, 12/1/2029	100,000	91,623
4.40%, 3/24/2051 (b)	35,000	29,920
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	23,237
4.38%, 4/15/2030	30,000	30,144
4.95%, 4/15/2050	35,000	36,188
Equinor ASA:
2.65%, 1/15/2024	75,000	74,287
2.88%, 4/6/2025	250,000	245,622
3.25%, 11/18/2049	305,000	242,188
3.63%, 9/10/2028	50,000	48,887
3.63%, 4/6/2040	100,000	87,897
3.70%, 3/1/2024	300,000	301,386
3.95%, 5/15/2043	50,000	44,672
4.80%, 11/8/2043	30,000	30,048
Exxon Mobil Corp.:
2.02%, 8/16/2024 (b)	50,000	48,791
2.44%, 8/16/2029	50,000	44,950
2.61%, 10/15/2030	300,000	269,622
2.99%, 3/19/2025	650,000	640,510
3.00%, 8/16/2039	50,000	40,854
3.10%, 8/16/2049	50,000	38,971
3.29%, 3/19/2027 (b)	350,000	344,641
3.45%, 4/15/2051	545,000	447,499
3.48%, 3/19/2030	250,000	239,595
4.11%, 3/1/2046	125,000	114,240
4.23%, 3/19/2040	105,000	99,153
4.33%, 3/19/2050	250,000	236,050
Hess Corp.:
5.60%, 2/15/2041	75,000	73,085
5.80%, 4/1/2047 (b)	250,000	250,257
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	50,000	48,850
5.20%, 6/1/2045	50,000	45,844
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	49,519
3.80%, 4/1/2028	30,000	28,388
4.50%, 4/1/2048	25,000	21,084
4.70%, 5/1/2025	350,000	354,560
5.13%, 12/15/2026	150,000	153,854
Nexen, Inc. 5.88%, 3/10/2035	100,000	105,299
Phillips 66:
2.15%, 12/15/2030	150,000	122,462
3.85%, 4/9/2025	180,000	179,095

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/15/2028 (b)	$ 50,000	$ 48,578
4.88%, 11/15/2044	95,000	92,028
Phillips 66 Co.:
3.15%, 12/15/2029 (e)	100,000	89,590
3.55%, 10/1/2026 (e)	10,000	9,722
3.75%, 3/1/2028 (e)	25,000	23,762
4.90%, 10/1/2046 (e)	10,000	9,498
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	84,962
2.15%, 1/15/2031	70,000	57,684
Shell International Finance B.V.:
0.38%, 9/15/2023	200,000	193,720
2.38%, 11/7/2029	100,000	88,323
2.50%, 9/12/2026	150,000	142,550
2.75%, 4/6/2030	250,000	225,740
2.88%, 11/26/2041	350,000	270,847
3.13%, 11/7/2049	100,000	77,034
3.25%, 5/11/2025	100,000	99,025
3.25%, 4/6/2050 (b)	500,000	394,805
4.00%, 5/10/2046	100,000	88,543
4.13%, 5/11/2035	75,000	71,530
4.38%, 5/11/2045	250,000	232,707
4.55%, 8/12/2043	250,000	237,450
5.50%, 3/25/2040	25,000	26,851
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	231,044
4.00%, 11/15/2047	70,000	59,709
5.35%, 7/15/2033	25,000	24,835
6.50%, 6/15/2038	50,000	54,941
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	395,135
3.13%, 5/29/2050	200,000	153,108
3.75%, 4/10/2024	375,000	376,099
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	24,642
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	222,852
2.85%, 4/15/2025	14,000	13,535
3.40%, 9/15/2026	50,000	48,170
3.65%, 12/1/2051	750,000	561,795
6.63%, 6/15/2037	250,000	271,582
		19,208,538
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023	40,000	38,860
2.06%, 12/15/2026 (b)	600,000	551,376
3.34%, 12/15/2027	50,000	47,281
4.08%, 12/15/2047	150,000	126,778
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	442,870
Security Description	Principal Amount	Value
3.80%, 11/15/2025	$ 9,000	$ 8,903
4.85%, 11/15/2035	150,000	143,818
5.00%, 11/15/2045	35,000	32,109
7.45%, 9/15/2039	25,000	29,362
NOV, Inc. 3.60%, 12/1/2029	100,000	89,723
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	131,899
		1,642,979
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	106,098
Berry Global, Inc. 1.57%, 1/15/2026	250,000	223,203
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	22,421
3.40%, 12/15/2027 (b)	35,000	33,648
4.05%, 12/15/2049	10,000	8,274
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	421,265
3.38%, 9/15/2027	100,000	94,806
3.75%, 3/15/2025	100,000	98,953
4.20%, 6/1/2032	50,000	47,310
		1,055,978
PHARMACEUTICALS — 1.5%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	586,148
2.95%, 11/21/2026	605,000	573,443
3.20%, 5/14/2026	200,000	192,572
3.20%, 11/21/2029	245,000	225,260
3.60%, 5/14/2025	350,000	345,467
3.75%, 11/14/2023	235,000	235,895
3.80%, 3/15/2025	425,000	422,080
3.85%, 6/15/2024	50,000	49,989
4.05%, 11/21/2039	700,000	623,854
4.25%, 11/14/2028	35,000	34,601
4.25%, 11/21/2049	340,000	301,366
4.30%, 5/14/2036	50,000	46,979
4.40%, 11/6/2042	50,000	45,457
4.45%, 5/14/2046	150,000	136,063
4.50%, 5/14/2035	50,000	48,506
4.55%, 3/15/2035	350,000	340,952
4.75%, 3/15/2045	75,000	70,609
4.88%, 11/14/2048	25,000	24,089
AmerisourceBergen Corp.:
2.70%, 3/15/2031	200,000	171,178
2.80%, 5/15/2030	100,000	87,258
3.45%, 12/15/2027 (b)	50,000	48,163
Astrazeneca Finance LLC:
0.70%, 5/28/2024	80,000	75,890
1.20%, 5/28/2026	785,000	709,381
1.75%, 5/28/2028	55,000	48,520
2.25%, 5/28/2031 (b)	20,000	17,401

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
AstraZeneca PLC:
0.70%, 4/8/2026	$ 500,000	$ 445,610
3.00%, 5/28/2051	780,000	619,835
3.38%, 11/16/2025	35,000	34,659
3.50%, 8/17/2023 (b)	50,000	50,172
4.00%, 1/17/2029	35,000	34,876
4.00%, 9/18/2042	25,000	23,061
4.38%, 8/17/2048	40,000	39,343
6.45%, 9/15/2037	25,000	29,986
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	52,575
3.36%, 6/6/2024	23,000	22,762
3.70%, 6/6/2027	163,000	157,779
3.73%, 12/15/2024	14,000	13,931
4.69%, 12/15/2044	20,000	18,528
Becton Dickinson and Co. 4.67%, 6/6/2047	210,000	196,132
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	35,000	33,839
0.75%, 11/13/2025 (b)	50,000	45,604
1.13%, 11/13/2027 (b)	50,000	43,949
1.45%, 11/13/2030 (b)	30,000	24,639
2.35%, 11/13/2040	520,000	385,653
2.55%, 11/13/2050	30,000	21,212
2.90%, 7/26/2024	319,000	316,186
2.95%, 3/15/2032 (b)	95,000	87,203
3.25%, 8/1/2042	50,000	40,985
3.40%, 7/26/2029	155,000	149,730
3.70%, 3/15/2052	500,000	431,875
3.90%, 2/20/2028	100,000	100,170
4.13%, 6/15/2039	535,000	511,765
4.25%, 10/26/2049	150,000	140,941
4.35%, 11/15/2047	225,000	214,416
4.55%, 2/20/2048	100,000	98,110
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	245,897
3.41%, 6/15/2027	300,000	288,606
4.90%, 9/15/2045	25,000	22,727
Cigna Corp.:
1.25%, 3/15/2026 (b)	565,000	509,856
2.38%, 3/15/2031	560,000	472,931
2.40%, 3/15/2030	120,000	103,036
3.05%, 10/15/2027	50,000	47,061
3.20%, 3/15/2040	585,000	466,432
3.40%, 3/15/2050	415,000	317,363
3.40%, 3/15/2051	540,000	415,287
3.75%, 7/15/2023	36,000	36,042
4.38%, 10/15/2028	310,000	307,167
4.50%, 2/25/2026	750,000	759,877
4.80%, 8/15/2038	60,000	58,421
4.90%, 12/15/2048	295,000	283,221
6.13%, 11/15/2041	25,000	27,424
CVS Health Corp.:
1.30%, 8/21/2027	300,000	258,555
1.88%, 2/28/2031	250,000	200,447
Security Description	Principal Amount	Value
2.70%, 8/21/2040	$ 850,000	$ 612,000
2.88%, 6/1/2026	210,000	200,197
3.38%, 8/12/2024	25,000	24,886
3.75%, 4/1/2030	250,000	233,865
3.88%, 7/20/2025	20,000	19,921
4.10%, 3/25/2025	311,000	313,289
4.13%, 4/1/2040	350,000	305,466
4.30%, 3/25/2028	179,000	177,226
4.78%, 3/25/2038	675,000	638,908
4.88%, 7/20/2035	45,000	44,451
5.05%, 3/25/2048	300,000	287,025
5.13%, 7/20/2045	185,000	178,595
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	100,000	70,632
2.50%, 9/15/2060	250,000	171,625
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	96,644
3.00%, 6/1/2024	70,000	69,447
3.38%, 6/1/2029 (b)	835,000	805,199
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	55,000	55,151
3.88%, 5/15/2028	100,000	99,520
4.20%, 3/18/2043	25,000	23,556
6.38%, 5/15/2038	50,000	59,754
Johnson & Johnson:
0.55%, 9/1/2025	800,000	738,464
0.95%, 9/1/2027	65,000	57,318
1.30%, 9/1/2030	570,000	480,675
2.10%, 9/1/2040	65,000	47,577
2.25%, 9/1/2050 (b)	100,000	69,999
2.45%, 3/1/2026	30,000	29,156
2.45%, 9/1/2060	65,000	44,110
2.90%, 1/15/2028	250,000	241,625
3.38%, 12/5/2023	25,000	25,124
3.40%, 1/15/2038	100,000	90,063
3.55%, 3/1/2036	150,000	142,227
3.63%, 3/3/2037	200,000	189,986
3.75%, 3/3/2047 (b)	100,000	92,750
4.50%, 12/5/2043	50,000	50,344
McKesson Corp. 0.90%, 12/3/2025	370,000	333,126
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	24,243
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	317,495
1.45%, 6/24/2030	55,000	45,686
1.70%, 6/10/2027	850,000	772,650
1.90%, 12/10/2028	100,000	88,854
2.15%, 12/10/2031	595,000	512,194
2.35%, 6/24/2040	70,000	52,707
2.75%, 2/10/2025	325,000	320,785
2.75%, 12/10/2051	500,000	370,540
2.90%, 3/7/2024	45,000	44,763
3.40%, 3/7/2029	100,000	96,822
3.60%, 9/15/2042	25,000	21,915

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 2/10/2045	$ 50,000	$ 43,943
3.90%, 3/7/2039	100,000	94,528
4.00%, 3/7/2049	65,000	60,054
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	96,525
2.00%, 2/14/2027 (b)	100,000	93,084
2.20%, 8/14/2030	100,000	88,189
2.75%, 8/14/2050	815,000	633,817
3.00%, 11/20/2025	25,000	24,671
3.10%, 5/17/2027 (b)	30,000	29,270
3.40%, 5/6/2024	25,000	25,120
4.00%, 11/20/2045	50,000	46,490
Pfizer, Inc.:
0.80%, 5/28/2025	750,000	699,292
1.70%, 5/28/2030	150,000	127,888
1.75%, 8/18/2031	65,000	54,371
2.55%, 5/28/2040	150,000	118,194
2.70%, 5/28/2050	250,000	191,257
2.95%, 3/15/2024	100,000	99,575
3.00%, 12/15/2026	150,000	146,662
3.20%, 9/15/2023	50,000	50,140
3.40%, 5/15/2024	25,000	25,136
3.45%, 3/15/2029	100,000	97,265
3.60%, 9/15/2028 (b)	100,000	99,468
3.90%, 3/15/2039	25,000	23,583
4.00%, 12/15/2036	150,000	145,999
4.00%, 3/15/2049	100,000	94,114
4.10%, 9/15/2038	200,000	192,918
4.20%, 9/15/2048	35,000	34,101
7.20%, 3/15/2039	75,000	98,243
Sanofi 3.63%, 6/19/2028 (b)	100,000	98,629
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	40,000	39,558
3.20%, 9/23/2026	30,000	28,807
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	250,000	209,095
3.03%, 7/9/2040	200,000	153,856
3.18%, 7/9/2050	500,000	372,105
4.40%, 11/26/2023	100,000	100,727
5.00%, 11/26/2028	100,000	101,986
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	201,407
Viatris, Inc.:
2.70%, 6/22/2030	150,000	120,545
3.85%, 6/22/2040	500,000	352,110
4.00%, 6/22/2050	900,000	599,679
Wyeth LLC 6.00%, 2/15/2036	25,000	28,668
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	47,172
3.00%, 5/15/2050	105,000	78,171
3.90%, 8/20/2028	50,000	48,464
4.45%, 8/20/2048	25,000	23,518
Security Description	Principal Amount	Value
4.70%, 2/1/2043	$ 25,000	$ 24,050
		30,617,996
PIPELINES — 0.8%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	38,426
4.80%, 5/3/2029	40,000	38,822
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	582,502
3.70%, 11/15/2029	90,000	82,566
Enbridge, Inc.:
2.15%, 2/16/2024	90,000	87,375
2.50%, 2/14/2025	80,000	76,895
2.50%, 8/1/2033	200,000	161,738
3.40%, 8/1/2051	145,000	109,426
3.70%, 7/15/2027	50,000	47,946
4.00%, 11/15/2049	100,000	83,810
4.25%, 12/1/2026	50,000	49,471
Energy Transfer L.P.:
2.90%, 5/15/2025	500,000	475,730
4.00%, 10/1/2027	50,000	47,297
4.15%, 9/15/2029	100,000	91,194
4.20%, 4/15/2027	50,000	48,056
4.40%, 3/15/2027	50,000	48,242
4.75%, 1/15/2026	225,000	224,559
4.95%, 5/15/2028	30,000	29,380
5.00%, 5/15/2050	250,000	212,697
5.15%, 2/1/2043	25,000	21,399
5.15%, 3/15/2045	225,000	192,571
5.25%, 4/15/2029	275,000	272,511
5.30%, 4/1/2044	25,000	21,661
5.35%, 5/15/2045	25,000	21,872
5.40%, 10/1/2047	150,000	131,908
5.88%, 1/15/2024	250,000	254,800
6.25%, 4/15/2049	275,000	266,744
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	90,036
3.20%, 2/15/2052	200,000	143,454
3.30%, 2/15/2053	250,000	182,275
3.70%, 1/31/2051	1,250,000	976,550
3.75%, 2/15/2025	75,000	74,265
3.95%, 2/15/2027 (b)	200,000	197,130
4.15%, 10/16/2028	25,000	24,389
4.20%, 1/31/2050	65,000	54,248
4.80%, 2/1/2049	25,000	22,690
4.85%, 3/15/2044	50,000	45,421
4.90%, 5/15/2046	50,000	45,981
5.10%, 2/15/2045	200,000	188,128
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	126,040
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	22,914

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	$ 110,000	$ 87,996
3.25%, 8/1/2050	650,000	452,068
3.60%, 2/15/2051	600,000	440,586
4.30%, 6/1/2025	300,000	299,145
5.05%, 2/15/2046	50,000	44,684
5.30%, 12/1/2034	200,000	194,714
5.55%, 6/1/2045	150,000	141,685
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	41,213
4.85%, 2/1/2049	275,000	246,592
5.00%, 3/1/2026	50,000	51,041
MPLX L.P.:
1.75%, 3/1/2026	35,000	31,577
2.65%, 8/15/2030	500,000	417,440
4.00%, 3/15/2028	35,000	33,194
4.50%, 4/15/2038	180,000	157,781
4.70%, 4/15/2048	100,000	84,010
4.80%, 2/15/2029	105,000	103,378
4.88%, 6/1/2025	50,000	50,274
4.90%, 4/15/2058	25,000	20,741
4.95%, 3/14/2052	500,000	432,450
5.20%, 3/1/2047	100,000	90,444
5.20%, 12/1/2047	100,000	89,777
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	23,290
2.75%, 9/1/2024	100,000	96,854
3.10%, 3/15/2030	525,000	451,248
3.40%, 9/1/2029	100,000	88,251
4.00%, 7/13/2027	30,000	28,905
4.45%, 9/1/2049	40,000	32,055
4.50%, 3/15/2050	25,000	19,915
4.55%, 7/15/2028	50,000	48,341
4.95%, 7/13/2047	150,000	127,270
5.20%, 7/15/2048	25,000	22,164
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,482
4.50%, 12/15/2026	50,000	49,107
4.65%, 10/15/2025	400,000	397,108
4.70%, 6/15/2044	25,000	19,797
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	96,169
5.63%, 3/1/2025	200,000	204,334
5.75%, 5/15/2024	75,000	76,502
5.88%, 6/30/2026	250,000	258,292
4.50%, 5/15/2030	250,000	240,160
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	353,111
Targa Resources Corp. 5.20%, 7/1/2027 (f)	85,000	85,341
Security Description	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	$ 500,000	$ 428,785
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	120,000	112,099
4.10%, 4/15/2030	700,000	669,032
4.63%, 3/1/2034	250,000	240,000
4.75%, 5/15/2038	100,000	95,071
7.63%, 1/15/2039	25,000	30,900
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	673,545
7.85%, 2/1/2026	200,000	220,616
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	49,285
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	628,447
3.50%, 11/15/2030	100,000	90,053
3.75%, 6/15/2027	200,000	191,256
3.90%, 1/15/2025	50,000	49,430
4.55%, 6/24/2024	65,000	65,605
5.10%, 9/15/2045	125,000	116,458
5.75%, 6/24/2044	25,000	25,091
		15,852,278
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	50,476
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Agree L.P. 2.00%, 6/15/2028	65,000	55,407
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	98,729
3.00%, 5/18/2051	250,000	169,310
3.38%, 8/15/2031	60,000	52,951
3.45%, 4/30/2025	100,000	98,321
4.00%, 2/1/2050	100,000	82,804
4.70%, 7/1/2030	35,000	34,479
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	100,000	92,479
3.30%, 7/15/2026	50,000	48,838
3.63%, 11/15/2027	30,000	29,500
American Tower Corp.:
1.45%, 9/15/2026	200,000	174,986
1.50%, 1/31/2028	500,000	415,660
2.30%, 9/15/2031	145,000	114,875
2.75%, 1/15/2027	200,000	182,774
3.10%, 6/15/2050	100,000	69,150
3.13%, 1/15/2027	100,000	92,729
3.38%, 10/15/2026	75,000	70,917
3.65%, 3/15/2027	160,000	152,237

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	$ 140,000	$ 115,966
Series GMTN, 2.95%, 5/11/2026	50,000	47,696
Series MTN, 2.45%, 1/15/2031	70,000	60,444
Series MTN, 3.20%, 1/15/2028 (b)	40,000	37,737
Series MTN, 3.30%, 6/1/2029	65,000	60,349
Series MTN, 3.90%, 10/15/2046	50,000	43,306
Boston Properties L.P.:
2.45%, 10/1/2033	50,000	38,283
2.55%, 4/1/2032	200,000	158,618
2.75%, 10/1/2026	150,000	139,756
2.90%, 3/15/2030	35,000	29,586
3.40%, 6/21/2029	100,000	89,478
3.65%, 2/1/2026	100,000	97,094
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	50,000	42,899
2.50%, 8/16/2031	50,000	39,318
3.65%, 6/15/2024	50,000	49,299
4.05%, 7/1/2030	25,000	22,529
4.13%, 6/15/2026	50,000	48,917
4.13%, 5/15/2029	100,000	93,056
Camden Property Trust:
3.15%, 7/1/2029	65,000	59,348
4.10%, 10/15/2028	20,000	19,654
Corporate Office Properties L.P.:
2.25%, 3/15/2026	35,000	31,711
2.75%, 4/15/2031	40,000	32,450
Crown Castle International Corp.:
2.10%, 4/1/2031	500,000	396,925
2.50%, 7/15/2031	500,000	410,470
2.90%, 4/1/2041	500,000	362,075
3.20%, 9/1/2024	250,000	244,867
3.65%, 9/1/2027	150,000	141,883
3.70%, 6/15/2026	15,000	14,489
4.00%, 3/1/2027	20,000	19,407
4.75%, 5/15/2047	100,000	90,182
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	87,911
4.38%, 2/15/2029	30,000	28,931
Digital Realty Trust L.P. 3.70%, 8/15/2027	150,000	142,881
Duke Realty L.P.:
1.75%, 2/1/2031 (b)	70,000	56,843
2.25%, 1/15/2032	100,000	82,977
3.05%, 3/1/2050	10,000	7,385
4.00%, 9/15/2028	100,000	97,010
Equinix, Inc.:
1.00%, 9/15/2025 (b)	150,000	134,512
Security Description	Principal Amount	Value
1.45%, 5/15/2026	$ 70,000	$ 62,278
1.55%, 3/15/2028	75,000	63,075
2.00%, 5/15/2028 (b)	70,000	60,105
2.50%, 5/15/2031	100,000	81,044
2.63%, 11/18/2024	65,000	62,414
2.95%, 9/15/2051	150,000	101,056
3.20%, 11/18/2029 (b)	45,000	40,011
3.40%, 2/15/2052	50,000	37,060
3.90%, 4/15/2032	100,000	90,442
ERP Operating L.P.:
1.85%, 8/1/2031	200,000	164,094
3.00%, 7/1/2029	25,000	22,662
3.50%, 3/1/2028 (b)	100,000	95,154
4.00%, 8/1/2047	50,000	43,544
4.15%, 12/1/2028	100,000	97,889
Essex Portfolio L.P.:
1.70%, 3/1/2028	165,000	141,588
2.55%, 6/15/2031	30,000	25,065
3.00%, 1/15/2030	25,000	22,126
3.63%, 5/1/2027	50,000	48,341
4.00%, 3/1/2029	65,000	62,078
4.50%, 3/15/2048	50,000	44,899
Extra Space Storage L.P.:
2.35%, 3/15/2032	70,000	55,714
3.90%, 4/1/2029	520,000	487,703
Federal Realty OP L.P.:
3.20%, 6/15/2029	75,000	67,493
3.25%, 7/15/2027	50,000	46,993
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	80,294
3.35%, 9/1/2024	55,000	52,840
4.00%, 1/15/2030	65,000	57,108
4.00%, 1/15/2031	50,000	43,345
5.25%, 6/1/2025	20,000	19,647
5.38%, 11/1/2023	20,000	19,925
5.38%, 4/15/2026	40,000	39,145
5.75%, 6/1/2028	20,000	19,530
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	20,780
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031 (b)	55,000	42,662
3.50%, 8/1/2026	25,000	23,775
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	100,000	87,805
2.13%, 12/1/2028	125,000	107,981
2.88%, 1/15/2031	125,000	107,676
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	21,643
3.88%, 3/1/2027	50,000	48,201
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	49,584
Series H, 3.38%, 12/15/2029	150,000	126,678

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	$ 200,000	$ 173,944
4.65%, 4/1/2029	25,000	24,085
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	42,640
3.45%, 12/15/2024	50,000	48,753
4.75%, 12/15/2028	25,000	24,516
Kimco Realty Corp.:
2.25%, 12/1/2031 (b)	180,000	145,550
2.80%, 10/1/2026	50,000	46,826
3.30%, 2/1/2025	40,000	39,158
3.70%, 10/1/2049	100,000	77,651
3.80%, 4/1/2027	25,000	24,152
Life Storage L.P.:
2.40%, 10/15/2031	70,000	55,737
4.00%, 6/15/2029	100,000	91,406
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	48,089
3.95%, 3/15/2029	100,000	95,446
National Retail Properties, Inc.:
3.00%, 4/15/2052	250,000	171,257
3.10%, 4/15/2050	100,000	69,159
3.50%, 4/15/2051	45,000	33,872
3.60%, 12/15/2026	50,000	48,170
4.30%, 10/15/2028	35,000	34,011
Office Properties Income Trust:
2.40%, 2/1/2027	50,000	40,854
4.25%, 5/15/2024	50,000	48,567
4.50%, 2/1/2025	25,000	23,938
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	150,928
3.63%, 10/1/2029	50,000	42,040
4.38%, 8/1/2023	31,000	31,058
Physicians Realty L.P.:
2.63%, 11/1/2031	25,000	20,166
3.95%, 1/15/2028	100,000	95,249
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	82,653
Prologis L.P.:
1.25%, 10/15/2030 (b)	30,000	23,829
1.63%, 3/15/2031 (b)	250,000	201,890
2.13%, 4/15/2027 (b)	50,000	45,821
2.25%, 4/15/2030	65,000	56,263
3.00%, 4/15/2050	50,000	37,726
4.38%, 2/1/2029	65,000	64,869
Public Storage:
1.50%, 11/9/2026 (b)	50,000	45,115
1.85%, 5/1/2028	250,000	216,997
2.25%, 11/9/2031	65,000	53,869
Realty Income Corp.:
0.75%, 3/15/2026	250,000	220,067
Security Description	Principal Amount	Value
1.80%, 3/15/2033	$ 300,000	$ 229,221
2.85%, 12/15/2032	250,000	214,247
3.10%, 12/15/2029	150,000	136,461
3.65%, 1/15/2028	100,000	95,938
3.88%, 4/15/2025	100,000	99,588
3.95%, 8/15/2027	40,000	39,094
4.13%, 10/15/2026	50,000	49,711
4.60%, 2/6/2024	5,000	5,042
4.63%, 11/1/2025	50,000	50,684
4.88%, 6/1/2026	10,000	10,196
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	48,117
4.40%, 2/1/2047	150,000	131,392
Sabra Health Care L.P.:
3.20%, 12/1/2031	150,000	119,166
5.13%, 8/15/2026	25,000	24,303
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	200,000	175,052
1.75%, 2/1/2028	250,000	213,355
2.20%, 2/1/2031 (b)	250,000	203,005
2.65%, 7/15/2030 (b)	350,000	297,087
2.65%, 2/1/2032	500,000	413,190
4.25%, 11/30/2046	50,000	42,827
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	41,841
2.70%, 2/15/2032	60,000	46,874
3.40%, 1/15/2030	100,000	86,371
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	80,136
4.50%, 3/15/2028	50,000	48,777
Sun Communities Operating L.P.:
2.30%, 11/1/2028	65,000	55,555
2.70%, 7/15/2031	40,000	32,204
Sun Communities Operating LP 4.20%, 4/15/2032	50,000	45,148
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	47,193
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	140,913
Series MTN, 1.90%, 3/15/2033 (b)	250,000	189,132
Series MTN, 2.95%, 9/1/2026	25,000	23,493
Series MTN, 3.50%, 7/1/2027	50,000	47,616
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	23,921
3.00%, 1/15/2030	50,000	43,825
3.85%, 4/1/2027	100,000	96,502
4.00%, 3/1/2028	100,000	95,687
4.38%, 2/1/2045	75,000	63,844
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	48,412

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Welltower, Inc.:
2.05%, 1/15/2029	$ 560,000	$ 471,274
2.70%, 2/15/2027 (b)	50,000	46,228
2.80%, 6/1/2031	200,000	168,422
3.10%, 1/15/2030	55,000	48,391
4.00%, 6/1/2025	175,000	174,062
4.13%, 3/15/2029	100,000	94,516
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	52,327
4.00%, 11/15/2029	200,000	189,312
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	38,459
3.85%, 7/15/2029	100,000	93,248
		16,731,515
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	91,056
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	172,554
4.75%, 6/1/2030	50,000	46,951
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	31,338
3.13%, 4/18/2024	100,000	98,847
3.75%, 6/1/2027	100,000	97,028
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	49,274
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	89,753
1.60%, 4/20/2030	65,000	54,831
1.75%, 4/20/2032 (b)	530,000	436,259
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	14,434
4.55%, 2/15/2048	15,000	12,411
Dollar General Corp.:
4.13%, 5/1/2028	70,000	68,290
4.15%, 11/1/2025 (b)	25,000	25,031
Dollar Tree, Inc.:
2.65%, 12/1/2031	200,000	164,478
4.00%, 5/15/2025	100,000	99,634
4.20%, 5/15/2028 (b)	45,000	43,680
Genuine Parts Co. 1.75%, 2/1/2025	40,000	37,755
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	87,190
1.88%, 9/15/2031 (b)	40,000	33,335
2.13%, 9/15/2026	150,000	142,006
2.38%, 3/15/2051	500,000	337,780
2.50%, 4/15/2027	350,000	331,390
2.70%, 4/15/2030	250,000	226,935
2.75%, 9/15/2051	100,000	72,728
2.80%, 9/14/2027	250,000	238,415
2.88%, 4/15/2027	100,000	96,594
3.00%, 4/1/2026	350,000	343,486
3.13%, 12/15/2049	100,000	77,962
3.25%, 4/15/2032	130,000	121,259
Security Description	Principal Amount	Value
3.30%, 4/15/2040	$ 250,000	$ 212,180
3.35%, 4/15/2050	150,000	121,530
3.75%, 2/15/2024	25,000	25,199
4.25%, 4/1/2046	35,000	32,961
5.95%, 4/1/2041	50,000	57,052
Kohl's Corp.:
3.38%, 5/1/2031 (b)	90,000	77,900
5.55%, 7/17/2045 (b)	20,000	17,267
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	16,907
1.70%, 9/15/2028	25,000	21,312
1.70%, 10/15/2030 (b)	520,000	417,638
2.50%, 4/15/2026	50,000	47,317
2.63%, 4/1/2031	100,000	85,657
3.00%, 10/15/2050	265,000	184,774
3.10%, 5/3/2027 (b)	200,000	189,962
3.35%, 4/1/2027 (b)	90,000	86,681
3.38%, 9/15/2025	25,000	24,565
3.50%, 4/1/2051	50,000	38,120
3.70%, 4/15/2046	50,000	40,169
3.75%, 4/1/2032	250,000	232,007
4.05%, 5/3/2047	300,000	251,268
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	13,977
Series MTN, 2.13%, 3/1/2030	15,000	12,851
Series MTN, 2.63%, 9/1/2029	75,000	67,240
Series MTN, 3.50%, 3/1/2027	50,000	48,954
Series MTN, 3.60%, 7/1/2030	250,000	238,065
Series MTN, 3.63%, 9/1/2049	160,000	131,170
Series MTN, 3.70%, 1/30/2026	75,000	74,957
Series MTN, 3.80%, 4/1/2028	100,000	98,180
Series MTN, 4.20%, 4/1/2050 (b)	750,000	674,062
Series MTN, 4.45%, 3/1/2047	125,000	116,307
Series MTN, 4.45%, 9/1/2048	20,000	18,582
Series MTN, 4.70%, 12/9/2035	150,000	149,430
Series MTN, 4.88%, 12/9/2045	100,000	98,101
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	45,000	35,591
3.60%, 9/1/2027	50,000	48,323
4.35%, 6/1/2028	100,000	99,452
Starbucks Corp.:
2.00%, 3/12/2027	100,000	91,126
2.25%, 3/12/2030	100,000	84,630

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 11/15/2030	$ 100,000	$ 85,285
3.00%, 2/14/2032	220,000	191,195
3.35%, 3/12/2050	25,000	18,803
3.50%, 11/15/2050 (b)	150,000	117,321
3.80%, 8/15/2025	50,000	49,888
3.85%, 10/1/2023	25,000	25,182
4.00%, 11/15/2028 (b)	50,000	48,865
4.45%, 8/15/2049	100,000	90,024
4.50%, 11/15/2048	30,000	27,320
Target Corp.:
1.95%, 1/15/2027 (b)	200,000	185,672
2.25%, 4/15/2025	500,000	483,210
2.50%, 4/15/2026	50,000	47,980
3.38%, 4/15/2029 (b)	100,000	96,185
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	201,557
2.25%, 9/15/2026	50,000	46,918
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	44,153
3.45%, 6/1/2026	250,000	242,717
4.10%, 4/15/2050 (b)	350,000	276,185
Walmart, Inc.:
1.05%, 9/17/2026	165,000	150,257
1.50%, 9/22/2028	500,000	438,370
1.80%, 9/22/2031	570,000	484,568
2.50%, 9/22/2041 (b)	750,000	581,025
2.65%, 12/15/2024 (b)	150,000	148,273
2.65%, 9/22/2051	750,000	565,012
3.25%, 7/8/2029	80,000	77,084
3.30%, 4/22/2024	325,000	325,949
		13,073,146
SEMICONDUCTORS — 0.6%
Analog Devices, Inc. 2.10%, 10/1/2031	500,000	426,605
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	25,241
3.90%, 10/1/2025	25,000	25,244
4.35%, 4/1/2047	100,000	96,682
5.10%, 10/1/2035	50,000	52,467
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	350,000	337,403
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	80,000	68,145
2.45%, 2/15/2031 (e)	700,000	562,835
2.60%, 2/15/2033 (e)	200,000	154,232
3.14%, 11/15/2035 (e)	750,000	572,887
3.15%, 11/15/2025	80,000	77,030
3.42%, 4/15/2033 (e)	315,000	260,401
3.47%, 4/15/2034 (e)	250,000	202,777
3.50%, 2/15/2041 (e)	565,000	426,078
3.75%, 2/15/2051 (e)	40,000	29,551
4.11%, 9/15/2028	159,000	150,983
4.15%, 11/15/2030	100,000	91,701
Security Description	Principal Amount	Value
4.30%, 11/15/2032	$ 55,000	$ 50,035
4.75%, 4/15/2029	150,000	145,767
4.93%, 5/15/2037 (e)	500,000	449,095
5.00%, 4/15/2030	200,000	196,620
Intel Corp.:
1.60%, 8/12/2028	55,000	48,167
2.00%, 8/12/2031 (b)	100,000	83,753
2.45%, 11/15/2029	150,000	133,797
2.88%, 5/11/2024	200,000	199,270
3.05%, 8/12/2051	350,000	260,631
3.10%, 2/15/2060	150,000	107,402
3.15%, 5/11/2027 (b)	200,000	195,548
3.25%, 11/15/2049	150,000	117,094
3.40%, 3/25/2025	500,000	498,895
3.75%, 3/25/2027	300,000	301,392
4.10%, 5/19/2046	370,000	337,018
4.10%, 5/11/2047	50,000	45,503
4.75%, 3/25/2050	150,000	147,630
KLA Corp.:
3.30%, 3/1/2050	50,000	39,638
4.10%, 3/15/2029	65,000	64,431
Lam Research Corp.:
3.75%, 3/15/2026	50,000	49,905
4.00%, 3/15/2029	280,000	275,486
4.88%, 3/15/2049	25,000	25,511
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	58,272
2.45%, 4/15/2028	65,000	56,709
2.95%, 4/15/2031	60,000	50,152
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	87,841
4.66%, 2/15/2030	200,000	191,936
NVIDIA Corp.:
0.58%, 6/14/2024	75,000	71,169
1.55%, 6/15/2028	100,000	87,718
2.00%, 6/15/2031	100,000	84,862
3.20%, 9/16/2026	50,000	49,574
3.50%, 4/1/2040	300,000	262,137
3.50%, 4/1/2050	150,000	127,474
NXP BV/NXP Funding LLC 4.88%, 3/1/2024	100,000	101,028
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	10,000	9,519
3.15%, 5/1/2027	15,000	13,955
3.25%, 5/11/2041	350,000	264,257
3.40%, 5/1/2030	570,000	507,773
4.30%, 6/18/2029	500,000	479,880
4.40%, 6/1/2027	75,000	74,156
5.00%, 1/15/2033	100,000	97,726
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	216,520
2.15%, 5/20/2030	100,000	87,718
2.90%, 5/20/2024	200,000	199,066

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 5/20/2027	$ 50,000	$ 48,916
3.25%, 5/20/2050 (b)	45,000	36,763
3.45%, 5/20/2025	50,000	49,970
4.25%, 5/20/2032 (b)	90,000	91,420
4.30%, 5/20/2047	50,000	47,911
4.80%, 5/20/2045	25,000	25,537
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	66,945
3.88%, 3/15/2039	250,000	235,390
4.15%, 5/15/2048 (b)	150,000	144,699
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	688,635
3.13%, 10/25/2041	750,000	613,950
3.88%, 4/22/2027	200,000	199,348
Xilinx, Inc. 2.95%, 6/1/2024	50,000	49,644
		12,811,420
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023	30,000	28,909
2.04%, 8/16/2028	100,000	85,128
		114,037
SOFTWARE — 0.7%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	145,089
Adobe, Inc.:
1.90%, 2/1/2025	30,000	28,881
2.30%, 2/1/2030	30,000	26,513
3.25%, 2/1/2025	25,000	24,895
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	130,330
3.50%, 6/15/2027	50,000	47,877
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	125,328
2.90%, 12/1/2029	50,000	43,732
Citrix Systems, Inc.:
1.25%, 3/1/2026	55,000	53,148
3.30%, 3/1/2030	100,000	97,705
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	73,184
2.95%, 2/15/2051 (b)	65,000	47,576
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	35,000	33,126
1.15%, 3/1/2026	805,000	714,172
1.65%, 3/1/2028	35,000	29,897
2.25%, 3/1/2031	100,000	81,323
3.10%, 3/1/2041	15,000	10,970
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	44,766
2.65%, 6/1/2030 (b)	50,000	42,264
2.75%, 7/1/2024	100,000	97,617
Security Description	Principal Amount	Value
3.20%, 7/1/2026	$ 275,000	$ 261,236
3.50%, 7/1/2029	65,000	59,288
3.80%, 10/1/2023	150,000	150,264
4.20%, 10/1/2028	65,000	62,796
4.40%, 7/1/2049	60,000	51,705
Intuit, Inc.:
0.95%, 7/15/2025 (b)	15,000	13,824
1.65%, 7/15/2030	15,000	12,350
Microsoft Corp.:
2.00%, 8/8/2023	50,000	49,503
2.40%, 8/8/2026	200,000	192,830
2.53%, 6/1/2050	1,668,000	1,227,998
2.68%, 6/1/2060	288,000	206,986
2.88%, 2/6/2024	500,000	499,300
2.92%, 3/17/2052	860,000	678,961
3.04%, 3/17/2062	312,000	242,967
3.13%, 11/3/2025	50,000	49,962
3.30%, 2/6/2027	280,000	279,314
3.45%, 8/8/2036	262,000	247,407
3.63%, 12/15/2023	25,000	25,245
Oracle Corp.:
1.65%, 3/25/2026	590,000	528,457
2.30%, 3/25/2028	105,000	90,384
2.40%, 9/15/2023	200,000	196,936
2.50%, 4/1/2025	600,000	569,982
2.65%, 7/15/2026	45,000	41,490
2.80%, 4/1/2027	250,000	228,385
2.88%, 3/25/2031	370,000	304,858
2.95%, 5/15/2025	10,000	9,588
2.95%, 4/1/2030	300,000	256,080
3.60%, 4/1/2040	750,000	561,705
3.60%, 4/1/2050	525,000	366,408
3.65%, 3/25/2041	910,000	678,114
3.80%, 11/15/2037	180,000	140,049
3.85%, 7/15/2036	150,000	120,396
3.85%, 4/1/2060	250,000	172,490
3.90%, 5/15/2035	5,000	4,124
3.95%, 3/25/2051	370,000	271,672
4.00%, 7/15/2046	180,000	133,555
4.10%, 3/25/2061	145,000	103,891
4.30%, 7/8/2034	200,000	175,442
4.38%, 5/15/2055	10,000	7,538
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	194,697
2.00%, 6/30/2030	30,000	24,213
2.95%, 9/15/2029 (b)	40,000	35,237
3.80%, 12/15/2026	30,000	29,350
4.20%, 9/15/2028	65,000	63,601
Salesforce, Inc.:
0.63%, 7/15/2024	55,000	52,073
1.50%, 7/15/2028	65,000	56,759
1.95%, 7/15/2031	120,000	101,983
2.70%, 7/15/2041	60,000	46,448
2.90%, 7/15/2051	100,000	75,751
3.05%, 7/15/2061 (b)	50,000	36,742

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/11/2028	$ 25,000	$ 24,715
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	50,835
VMware, Inc.:
1.00%, 8/15/2024	750,000	702,390
1.40%, 8/15/2026	500,000	442,570
3.90%, 8/21/2027	150,000	144,055
Workday, Inc. 3.50%, 4/1/2027	550,000	526,916
		13,780,208
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	178,976
4.38%, 7/16/2042	50,000	45,380
4.38%, 4/22/2049 (b)	200,000	185,210
6.13%, 3/30/2040	100,000	110,631
AT&T, Inc.:
0.90%, 3/25/2024	850,000	812,234
1.65%, 2/1/2028	530,000	457,999
1.70%, 3/25/2026	850,000	777,384
2.25%, 2/1/2032	125,000	102,041
2.30%, 6/1/2027	550,000	502,320
2.55%, 12/1/2033	350,000	283,857
2.75%, 6/1/2031	350,000	302,466
3.10%, 2/1/2043	150,000	111,612
3.50%, 6/1/2041	600,000	479,580
3.50%, 9/15/2053	1,400,000	1,061,718
3.55%, 9/15/2055	429,000	321,497
3.65%, 6/1/2051	100,000	78,163
3.65%, 9/15/2059	294,000	220,303
3.80%, 2/15/2027	150,000	147,147
3.80%, 12/1/2057	471,000	365,289
3.85%, 6/1/2060	45,000	34,848
4.10%, 2/15/2028	184,000	180,600
4.50%, 5/15/2035	300,000	284,421
4.55%, 3/9/2049	208,000	189,112
4.65%, 6/1/2044	25,000	22,763
4.75%, 5/15/2046	30,000	27,826
4.85%, 3/1/2039	570,000	543,826
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	55,000	49,200
4.46%, 4/1/2048	30,000	27,477
Series US-3, 0.75%, 3/17/2024	150,000	142,858
Series US-4, 3.65%, 3/17/2051	150,000	119,544
British Telecommunications PLC 5.13%, 12/4/2028	200,000	199,738
Cisco Systems, Inc.:
3.50%, 6/15/2025	25,000	25,151
3.63%, 3/4/2024	25,000	25,192
5.50%, 1/15/2040	300,000	328,587
Security Description	Principal Amount	Value
Corning, Inc.:
4.38%, 11/15/2057	$ 25,000	$ 20,558
5.35%, 11/15/2048	100,000	98,304
5.75%, 8/15/2040 (b)	25,000	26,261
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	308,840
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	223,872
2.00%, 12/10/2030	250,000	195,692
3.75%, 8/15/2029	100,000	91,733
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	80,964
4.00%, 9/1/2024	3,000	2,987
4.60%, 2/23/2028	125,000	121,913
4.60%, 5/23/2029	50,000	47,670
Orange SA 5.50%, 2/6/2044	50,000	52,602
Rogers Communications, Inc.:
3.20%, 3/15/2027 (e)	135,000	128,137
3.70%, 11/15/2049	50,000	38,087
3.80%, 3/15/2032 (e)	125,000	114,478
4.30%, 2/15/2048	40,000	33,503
4.35%, 5/1/2049	155,000	131,666
4.55%, 3/15/2052 (e)	500,000	440,900
5.00%, 3/15/2044	50,000	46,455
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	133,575
5.21%, 3/8/2047	300,000	267,528
5.52%, 3/1/2049	150,000	139,379
7.05%, 6/20/2036	25,000	28,228
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	29,900
TELUS Corp. 4.60%, 11/16/2048	150,000	139,875
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	39,108
2.25%, 11/15/2031 (b)	50,000	40,610
2.55%, 2/15/2031	165,000	138,806
2.70%, 3/15/2032	500,000	421,020
3.00%, 2/15/2041	555,000	412,332
3.30%, 2/15/2051	850,000	620,364
3.50%, 4/15/2025	650,000	636,415
3.60%, 11/15/2060	20,000	14,613
3.75%, 4/15/2027	900,000	865,782
3.88%, 4/15/2030	380,000	354,779
4.38%, 4/15/2040	350,000	313,383
4.50%, 4/15/2050	545,000	484,200
Verizon Communications, Inc.:
0.75%, 3/22/2024 (b)	555,000	529,426
0.85%, 11/20/2025	200,000	181,338
1.45%, 3/20/2026 (b)	580,000	531,007
1.50%, 9/18/2030	60,000	47,989
1.68%, 10/30/2030	55,000	44,250
1.75%, 1/20/2031	200,000	160,626

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.10%, 3/22/2028	$ 500,000	$ 444,100
2.55%, 3/21/2031	500,000	427,605
2.63%, 8/15/2026	50,000	47,260
2.65%, 11/20/2040	200,000	146,666
2.88%, 11/20/2050	200,000	141,942
2.99%, 10/30/2056	837,000	581,372
3.00%, 11/20/2060	175,000	119,172
3.15%, 3/22/2030	500,000	454,550
3.38%, 2/15/2025	500,000	496,835
3.40%, 3/22/2041	500,000	406,925
3.55%, 3/22/2051	1,250,000	1,002,187
3.70%, 3/22/2061	500,000	392,630
3.88%, 2/8/2029	10,000	9,668
4.00%, 3/22/2050	500,000	431,680
4.02%, 12/3/2029	350,000	339,563
4.27%, 1/15/2036	28,000	26,384
4.33%, 9/21/2028	285,000	283,649
4.40%, 11/1/2034	250,000	239,917
4.50%, 8/10/2033	250,000	243,707
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	50,193
4.38%, 5/30/2028	500,000	497,160
4.38%, 2/19/2043	75,000	65,152
5.00%, 5/30/2038 (b)	250,000	239,377
5.25%, 5/30/2048	225,000	213,943
		24,825,742
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	28,322
3.90%, 11/19/2029	100,000	91,826
		120,148
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	11,511
3.30%, 9/15/2051	350,000	281,309
3.40%, 9/1/2024	100,000	100,147
3.55%, 2/15/2050	250,000	209,037
3.75%, 4/1/2024	25,000	25,162
3.90%, 8/1/2046	100,000	88,760
4.05%, 6/15/2048	155,000	141,509
4.13%, 6/15/2047	150,000	137,958
4.15%, 12/15/2048	30,000	27,621
4.45%, 3/15/2043	50,000	47,557
4.55%, 9/1/2044	50,000	48,083
4.90%, 4/1/2044	125,000	125,682
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	10,070
2.75%, 3/1/2026	100,000	96,060
2.95%, 11/21/2024	50,000	49,199
3.20%, 8/2/2046 (b)	25,000	19,538
3.65%, 2/3/2048	50,000	42,081
Security Description	Principal Amount	Value
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	$ 150,000	$ 141,432
1.75%, 12/2/2026	80,000	72,433
2.05%, 3/5/2030	35,000	29,626
2.45%, 12/2/2031	565,000	484,730
3.00%, 12/2/2041	350,000	275,075
4.00%, 6/1/2028	100,000	99,022
4.80%, 9/15/2035	30,000	29,776
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	43,801
2.50%, 5/15/2051	610,000	412,067
3.25%, 6/1/2027	50,000	47,973
3.35%, 9/15/2049	65,000	50,758
3.40%, 8/1/2024	25,000	24,833
3.80%, 3/1/2028	50,000	48,872
3.80%, 11/1/2046	100,000	84,545
4.10%, 3/15/2044	75,000	65,806
4.25%, 3/15/2029	95,000	94,537
4.30%, 3/1/2048	50,000	45,803
4.50%, 3/15/2049	125,000	116,772
4.65%, 3/1/2068	50,000	45,621
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	54,778
3.25%, 5/15/2041	65,000	50,848
3.40%, 2/15/2028	50,000	47,736
3.90%, 2/1/2035	200,000	178,562
4.05%, 2/15/2048	50,000	41,943
4.55%, 4/1/2046	100,000	89,623
4.75%, 11/15/2045	25,000	22,956
4.95%, 10/17/2048	100,000	95,267
5.25%, 5/15/2050	250,000	249,502
Kansas City Southern:
2.88%, 11/15/2029	65,000	58,113
3.50%, 5/1/2050	25,000	19,512
4.70%, 5/1/2048	50,000	46,854
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	143,569
2.90%, 8/25/2051	150,000	107,568
3.00%, 3/15/2032 (b)	150,000	135,381
3.05%, 5/15/2050	350,000	257,285
3.15%, 6/1/2027	50,000	47,639
3.16%, 5/15/2055	68,000	49,490
3.40%, 11/1/2049	100,000	78,971
3.94%, 11/1/2047	100,000	86,827
4.45%, 6/15/2045	19,000	17,709
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026 (b)	125,000	113,164
Series MTN, 2.50%, 9/1/2024	40,000	38,464
Series MTN, 2.85%, 3/1/2027	145,000	134,522
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	231,847
2.38%, 5/20/2031 (b)	40,000	34,622

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 2/5/2030	$ 500,000	$ 441,530
2.75%, 3/1/2026	50,000	47,980
2.80%, 2/14/2032 (b)	70,000	62,250
2.97%, 9/16/2062	110,000	76,023
3.20%, 5/20/2041	70,000	57,259
3.25%, 2/5/2050	700,000	550,207
3.38%, 2/14/2042	40,000	33,341
3.50%, 2/14/2053	75,000	61,288
3.55%, 5/20/2061	100,000	78,892
3.80%, 10/1/2051	52,000	44,652
3.80%, 4/6/2071	175,000	140,450
3.84%, 3/20/2060	130,000	108,657
4.10%, 9/15/2067	15,000	12,775
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	28,505
3.05%, 11/15/2027	50,000	48,665
3.75%, 11/15/2047	175,000	156,067
3.90%, 4/1/2025	500,000	504,135
5.30%, 4/1/2050	200,000	219,766
		8,779,960
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	155,412
3.10%, 6/1/2051	250,000	167,190
3.85%, 3/30/2027	50,000	48,397
4.55%, 11/7/2028	50,000	48,908
4.70%, 4/1/2029	25,000	24,367
		444,274
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	56,511
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	84,662
2.95%, 9/1/2027	121,000	113,694
3.25%, 6/1/2051	100,000	77,831
3.40%, 3/1/2025	25,000	24,696
3.45%, 5/1/2050	50,000	39,824
3.75%, 9/1/2028	100,000	96,644
3.75%, 9/1/2047	100,000	83,508
4.30%, 12/1/2042	25,000	23,032
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	87,638
2.70%, 4/15/2030	60,000	52,439
		683,968
TOTAL CORPORATE BONDS & NOTES (Cost $569,115,878)		493,956,661
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	$ 350,000	$ 338,037
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3, 2.45%, 11/18/2026	250,000	243,926
BMW Vehicle Lease Trust 2022-1 Series 2022-1, Class A3, 1.10%, 3/25/2025	300,000	290,602
Carmax Auto Owner Trust 2020-1 Series 2020-1, Class A4, 2.03%, 6/16/2025	235,000	229,370
Carvana Auto Receivables Trust 2021-P4 Series 2021-P4, Class A3, 1.31%, 1/11/2027	175,000	164,450
Ford Credit Auto Owner Trust Series 2022-A, Class A3, 1.29%, 6/15/2026	218,000	209,247
GM Financial Automobile Leasing Trust 2022-2 Series 2022-2, Class A3, 3.42%, 6/20/2025	400,000	398,580
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A3, 0.51%, 4/16/2026	155,000	150,172
Series 2022-1, Class A3, 1.26%, 11/16/2026	300,000	287,295
Honda Auto Receivables Owner Trust Series 2021-2, Class A3, 0.33%, 8/15/2025	215,000	207,972
Hyundai Auto Receivables Trust:
Series 2021-C, Class A3, 0.74%, 5/15/2026	350,000	334,807
Series 2021-A, Class A3, 0.38%, 9/15/2025	87,000	84,321
Mercedes-Benz Auto Trust Series 2021-B, Class A3, 0.40%, 11/15/2024	200,000	193,754
Santander Drive Auto Receivables Trust Series 2022-1, Class A3, 1.94%, 11/17/2025	300,000	293,032

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust 2022-2 Series 2022-2, Class A3, 2.98%, 10/15/2026	$ 405,000	$ 399,173
Toyota Auto Receivables 2022-A Owner Trust Series 2022-A, Class A3, 1.23%, 6/15/2026	150,000	144,105
Toyota Auto Receivables Owner Trust Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	238,778
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	100,000	95,876
		3,965,460
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.90%, 11/15/2026	368,000	346,789
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	245,000	232,689
Capital One Multi-Asset Execution Trust:
Class A, 3.49%, 5/15/2027	500,000	500,191
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	305,380
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	207,213
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	247,062
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	249,029
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	180,000	178,769
		2,267,122
OTHER ABS — 0.1%
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	200,000	190,076
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	86,000	81,596
Security Description	Principal Amount	Value
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	$ 353,000	$ 333,428
		605,100
TOTAL ASSET-BACKED SECURITIES (Cost $7,439,383)		7,175,719
FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	82,439
1.50%, 02/12/2025	50,000	48,012
Series GMTN, 0.50%, 02/02/2026	500,000	454,925
		585,376
CANADA — 0.5%
Canada Government International Bond:
0.75%, 05/19/2026 (b)	500,000	456,525
1.63%, 01/22/2025	1,250,000	1,206,862
Province of Alberta Canada:
1.00%, 05/20/2025 (b)	500,000	469,845
1.30%, 07/22/2030 (b)	400,000	339,820
3.30%, 03/15/2028	650,000	644,696
Province of British Columbia Canada:
0.90%, 07/20/2026	500,000	455,120
1.30%, 01/29/2031 (b)	200,000	169,006
2.25%, 06/02/2026	150,000	144,351
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	238,427
Series GX, 2.60%, 04/16/2024 (b)	100,000	99,088
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	50,538
Province of Ontario Canada:
0.63%, 01/21/2026 (b)	440,000	401,108
1.05%, 04/14/2026 (b)	200,000	184,094
1.13%, 10/07/2030	500,000	417,265
1.60%, 02/25/2031	250,000	215,083
1.80%, 10/14/2031	500,000	431,920
2.00%, 10/02/2029 (b)	350,000	317,506
2.50%, 04/27/2026	350,000	339,591
3.40%, 10/17/2023	350,000	351,414
Province of Quebec Canada:
0.60%, 07/23/2025 (b)	1,000,000	924,350
1.35%, 05/28/2030	300,000	256,893
1.90%, 04/21/2031 (b)	500,000	442,070
2.50%, 04/20/2026	250,000	242,875
2.75%, 04/12/2027	200,000	194,954

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series QO, 2.88%, 10/16/2024	$ 200,000	$ 198,922
Series QX, 1.50%, 02/11/2025	500,000	479,775
		9,672,098
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031 (b)	200,000	170,672
2.55%, 07/27/2033	250,000	204,230
3.10%, 01/22/2061	250,000	169,075
3.13%, 01/21/2026	50,000	48,302
3.24%, 02/06/2028	200,000	188,322
3.25%, 09/21/2071	250,000	166,913
3.86%, 06/21/2047	300,000	250,356
4.34%, 03/07/2042	250,000	222,755
		1,420,625
FREE OF TAX — 0.1%
Asian Development Bank:
1.63%, 03/15/2024	250,000	244,160
1.88%, 03/15/2029	250,000	230,315
Series GMTN, 1.50%, 01/20/2027	500,000	465,305
European Investment Bank:
1.75%, 03/15/2029	133,000	121,707
Series GMTN, 1.38%, 03/15/2027 (b)	350,000	323,046
Inter-American Development Bank 1.50%, 1/13/2027	350,000	325,892
		1,710,425
GERMANY — 0.3%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	248,755
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	60,072
0.25%, 10/19/2023	300,000	289,605
0.25%, 03/08/2024	1,165,000	1,112,004
0.38%, 07/18/2025	250,000	230,212
0.50%, 09/20/2024	500,000	472,805
0.63%, 01/22/2026	225,000	206,024
0.75%, 09/30/2030	500,000	414,560
1.38%, 08/05/2024	500,000	483,355
1.75%, 09/14/2029	250,000	227,750
2.00%, 05/02/2025	100,000	97,041
2.50%, 11/20/2024	300,000	296,106
2.63%, 02/28/2024	250,000	248,325
2.88%, 04/03/2028	290,000	285,490
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	220,510
0.88%, 09/03/2030	200,000	167,260
3.13%, 11/14/2023	100,000	100,138
Security Description	Principal Amount	Value
Series 37, 2.50%, 11/15/2027 (b)	$ 50,000	$ 48,216
Series 40, 0.50%, 05/27/2025	90,000	83,528
		5,291,756
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	356,930
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031 (b)	500,000	404,725
2.15%, 07/28/2031 (b)	500,000	409,725
3.05%, 03/12/2051 (b)	250,000	189,835
3.55%, 03/31/2032 (b)	350,000	317,453
4.45%, 04/15/2070	200,000	170,454
4.75%, 02/11/2029	150,000	151,304
5.35%, 02/11/2049 (b)	100,000	98,099
		1,741,595
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.75%, 07/03/2030	200,000	185,908
2.88%, 03/16/2026 (b)	100,000	97,421
3.25%, 01/17/2028	100,000	97,685
3.88%, 07/03/2050	200,000	175,804
4.13%, 01/17/2048	100,000	92,307
State of Israel 3.38%, 1/15/2050	300,000	242,880
		892,005
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	200,000	189,110
1.25%, 02/17/2026	250,000	223,285
2.38%, 10/17/2024	250,000	242,065
2.88%, 10/17/2029	500,000	441,755
3.88%, 05/06/2051	200,000	161,114
4.00%, 10/17/2049 (b)	200,000	164,920
5.38%, 06/15/2033	50,000	52,478
		1,474,727
JAPAN — 0.2%
Japan Bank for International Cooperation 2.88%, 4/14/2025	200,000	197,786
Japan Bank for International Corp.:
0.38%, 09/15/2023	250,000	242,207
0.63%, 07/15/2025	450,000	415,791
1.25%, 01/21/2031 (b)	250,000	210,673
1.88%, 04/15/2031	200,000	176,436
2.13%, 02/16/2029 (b)	250,000	230,795

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 11/16/2027	$ 200,000	$ 193,178
2.88%, 07/21/2027	100,000	97,546
3.25%, 07/20/2023	150,000	150,347
3.25%, 07/20/2028	250,000	248,252
3.38%, 10/31/2023	200,000	200,704
Series DTC, 1.75%, 10/17/2024	200,000	193,822
Series DTC, 2.38%, 04/20/2026	200,000	192,738
Series DTC, 2.50%, 05/23/2024	200,000	197,434
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	173,880
		3,121,589
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031 (b)	450,000	369,913
3.25%, 04/16/2030 (b)	350,000	307,745
3.50%, 02/12/2034	250,000	206,578
3.75%, 01/11/2028 (b)	100,000	95,725
3.77%, 05/24/2061	200,000	129,348
3.90%, 04/27/2025	500,000	499,740
4.13%, 01/21/2026 (b)	125,000	124,994
4.15%, 03/28/2027	200,000	197,078
4.28%, 08/14/2041	1,025,000	810,211
4.50%, 04/22/2029	250,000	242,810
4.50%, 01/31/2050 (b)	250,000	194,065
4.60%, 02/10/2048 (b)	200,000	158,266
4.75%, 04/27/2032 (b)	200,000	191,990
5.00%, 04/27/2051 (b)	200,000	165,508
5.55%, 01/21/2045 (b)	450,000	412,069
6.05%, 01/11/2040	30,000	29,393
Series MTN, 4.75%, 03/08/2044	100,000	82,836
		4,218,269
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032 (b)	200,000	156,380
3.16%, 01/23/2030	200,000	178,054
3.30%, 01/19/2033 (b)	500,000	428,440
3.75%, 03/16/2025	150,000	148,276
3.87%, 07/23/2060	200,000	142,112
3.88%, 03/17/2028	200,000	190,862
4.50%, 05/15/2047	50,000	41,246
4.50%, 04/16/2050	700,000	571,886
6.70%, 01/26/2036	50,000	54,011
		1,911,267
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	232,400
Security Description	Principal Amount	Value
2.78%, 01/23/2031 (b)	$ 320,000	$ 272,262
2.78%, 12/01/2060	150,000	92,822
2.84%, 06/20/2030	55,000	47,960
3.00%, 01/15/2034	250,000	205,143
3.23%, 07/28/2121	150,000	92,325
3.30%, 03/11/2041	815,000	614,176
3.55%, 03/10/2051 (b)	70,000	52,236
3.60%, 01/15/2072	250,000	168,800
4.13%, 08/25/2027	150,000	147,045
5.63%, 11/18/2050 (b)	150,000	155,703
6.55%, 03/14/2037	25,000	27,241
		2,108,113
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031 (b)	250,000	200,587
1.95%, 01/06/2032	200,000	162,546
2.46%, 05/05/2030	200,000	174,426
2.65%, 12/10/2045	600,000	411,234
2.95%, 05/05/2045	250,000	178,837
3.20%, 07/06/2046	200,000	149,396
3.70%, 03/01/2041	200,000	165,342
3.70%, 02/02/2042	100,000	82,665
3.95%, 01/20/2040	200,000	173,496
4.20%, 01/21/2024	300,000	302,715
5.00%, 01/13/2037	150,000	149,438
7.75%, 01/14/2031	100,000	120,582
		2,271,264
POLAND — 0.0% (a)
Poland Government International Bond 4.00%, 1/22/2024	150,000	150,034
Republic of Poland Government International Bond 3.25%, 4/6/2026	175,000	169,738
		319,772
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 06/29/2024	500,000	474,665
0.63%, 02/09/2026 (b)	200,000	180,662
1.13%, 12/29/2026	200,000	180,198
2.38%, 04/21/2027	25,000	23,677
2.50%, 06/29/2041	250,000	200,075
3.25%, 11/10/2025	150,000	148,560
Korea Development Bank:
0.40%, 06/19/2024	215,000	203,233
0.80%, 07/19/2026	250,000	224,507
1.63%, 01/19/2031 (b)	250,000	210,628
2.00%, 02/24/2025	200,000	192,534
3.00%, 01/13/2026	100,000	98,404
Korea International Bond:
1.00%, 09/16/2030 (b)	200,000	166,458

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 09/20/2028	$ 200,000	$ 199,970
		2,503,571
SUPRANATIONAL — 1.3%
African Development Bank:
3.00%, 09/20/2023	150,000	149,955
Series GDIF, 0.88%, 03/23/2026	150,000	137,970
Asian Development Bank:
0.63%, 04/29/2025	500,000	466,805
1.50%, 10/18/2024	200,000	193,132
2.63%, 01/30/2024	200,000	198,744
2.88%, 05/06/2025	225,000	223,592
3.13%, 04/27/2032	250,000	248,262
Series GMTN, 0.25%, 07/14/2023	275,000	267,745
Series GMTN, 0.25%, 10/06/2023	200,000	193,388
Series GMTN, 0.38%, 06/11/2024	725,000	688,540
Series GMTN, 0.38%, 09/03/2025	250,000	229,375
Series GMTN, 0.50%, 02/04/2026	250,000	227,705
Series GMTN, 0.75%, 10/08/2030	200,000	165,218
Series GMTN, 1.00%, 04/14/2026	100,000	92,365
Series GMTN, 1.25%, 06/09/2028	100,000	89,471
Series GMTN, 1.50%, 03/04/2031	250,000	218,355
Series GMTN, 1.88%, 01/24/2030	500,000	455,715
Series GMTN, 2.00%, 04/24/2026	100,000	95,815
Series GMTN, 2.38%, 08/10/2027	50,000	48,126
Series GMTN, 2.50%, 11/02/2027	100,000	96,709
Series GMTN, 2.63%, 01/12/2027	50,000	48,905
Series GMTN, 3.13%, 09/26/2028	50,000	49,789
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	165,000	159,385
0.50%, 05/28/2025	200,000	184,772
0.50%, 01/27/2026 (b)	500,000	452,900
Corp. Andina de Fomento 1.25%, 10/26/2024	68,000	64,499
Council Of Europe Development Bank:
0.38%, 06/10/2024 (b)	250,000	237,290
0.88%, 09/22/2026 (b)	100,000	91,083
2.50%, 02/27/2024	30,000	29,746
Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
Series GMTN, 0.25%, 07/10/2023	$ 100,000	$ 97,405
Series GMTN, 0.50%, 11/25/2025	250,000	228,653
Series GMTN, 0.50%, 01/28/2026	200,000	181,990
Series GMTN, 1.50%, 02/13/2025	250,000	240,045
European Investment Bank:
0.25%, 09/15/2023	365,000	353,342
0.38%, 12/15/2025	200,000	182,126
0.38%, 03/26/2026	750,000	677,062
0.63%, 07/25/2025	350,000	324,849
0.75%, 10/26/2026	250,000	226,100
0.75%, 09/23/2030	200,000	166,070
1.25%, 02/14/2031 (b)	390,000	334,460
1.63%, 03/14/2025	485,000	466,948
1.63%, 05/13/2031 (b)	100,000	88,632
1.88%, 02/10/2025	100,000	97,029
2.13%, 04/13/2026	100,000	96,475
2.38%, 05/24/2027	100,000	96,582
2.50%, 10/15/2024 (b)	25,000	24,693
2.63%, 03/15/2024	1,100,000	1,092,355
2.75%, 08/15/2025	195,000	192,941
Series GMTN, 2.88%, 08/15/2023	350,000	349,632
Series GMTN, 3.13%, 12/14/2023	350,000	350,448
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	144,486
0.50%, 09/23/2024	850,000	803,488
0.63%, 07/15/2025	500,000	464,105
0.63%, 09/16/2027 (b)	500,000	439,230
0.88%, 04/03/2025	500,000	470,925
1.13%, 07/20/2028	200,000	177,416
2.00%, 07/23/2026	100,000	95,613
2.25%, 06/18/2029	250,000	235,065
2.38%, 07/07/2027	100,000	96,339
2.63%, 01/16/2024	350,000	347,784
3.00%, 02/21/2024	100,000	99,910
3.13%, 09/18/2028	100,000	99,609
4.38%, 01/24/2044	75,000	82,684
Series GMTN, 0.88%, 04/20/2026	250,000	229,608
Series GMTN, 1.13%, 01/13/2031	750,000	635,880
Series GMTN, 1.75%, 03/14/2025	250,000	241,375
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	75,000	72,200

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.38%, 07/28/2025	$ 750,000	$ 690,352
0.50%, 10/28/2025	250,000	229,430
0.63%, 04/22/2025	550,000	513,892
0.75%, 03/11/2025	500,000	470,160
0.75%, 11/24/2027	390,000	343,524
0.75%, 08/26/2030	170,000	140,731
0.88%, 07/15/2026	1,000,000	914,890
0.88%, 05/14/2030	250,000	210,000
1.13%, 09/13/2028	500,000	442,200
1.25%, 02/10/2031	500,000	427,970
1.63%, 01/15/2025	350,000	337,820
1.63%, 11/03/2031	1,000,000	874,510
2.50%, 03/19/2024	350,000	346,804
3.00%, 09/27/2023	350,000	349,937
Series GDIF, 1.38%, 04/20/2028	250,000	226,000
Series GDIF, 1.75%, 10/23/2029	250,000	226,770
Series GDIF, 2.50%, 11/25/2024	300,000	296,193
Series GDIF, 2.50%, 07/29/2025	200,000	196,310
Series GDIF, 2.50%, 11/22/2027	250,000	241,770
Series GMTN, 4.75%, 02/15/2035	25,000	28,324
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	230,360
Series GMTN, 2.13%, 04/07/2026	100,000	96,331
Series GMTN, 2.88%, 07/31/2023	150,000	149,820
International Finance Corp. Series GMTN, 0.75%, 10/8/2026	500,000	452,415
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	188,554
0.38%, 09/11/2025	200,000	183,464
Series GMTN, 0.50%, 01/21/2026 (b)	200,000	182,332
		25,399,773
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 11/10/2023	500,000	483,200
0.50%, 08/26/2025	350,000	321,818
Series GMTN, 2.25%, 03/22/2027	250,000	238,635
Series USMT, 0.38%, 03/11/2024 (b)	500,000	477,465
		1,521,118
URUGUAY — 0.0% (a)
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	227,930
Security Description	Principal Amount	Value
4.38%, 01/23/2031	$ 280,000	$ 283,550
4.98%, 04/20/2055	400,000	393,920
5.10%, 06/18/2050	175,000	175,301
		1,080,701
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $74,680,733)		67,600,974
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0% (a)
Federal Farm Credit Banks Funding Corp.:
0.25%, 2/26/2024	105,000	100,467
0.30%, 11/12/2024	250,000	232,995
0.35%, 5/16/2024	250,000	236,877
0.47%, 8/19/2024	100,000	94,016
0.50%, 12/1/2023	250,000	241,395
0.68%, 8/4/2025	100,000	92,270
0.68%, 1/13/2027	250,000	221,610
0.70%, 1/27/2027	100,000	88,613
0.79%, 6/21/2027	125,000	110,938
0.88%, 11/18/2024	185,000	175,693
0.90%, 8/19/2027	100,000	88,369
1.00%, 8/3/2027	100,000	88,777
1.04%, 1/25/2029	150,000	128,186
1.10%, 8/10/2029	150,000	127,152
1.13%, 1/6/2025	110,000	104,966
1.14%, 8/20/2029	150,000	127,176
1.15%, 8/12/2030	100,000	81,741
1.32%, 9/9/2030	100,000	83,197
1.38%, 1/14/2031	250,000	208,512
1.65%, 7/23/2035	100,000	76,220
1.69%, 8/20/2035	100,000	76,467
1.75%, 2/14/2025	315,000	304,778
1.95%, 8/13/2040	100,000	70,970
1.99%, 3/17/2031	500,000	435,740
2.63%, 5/16/2024	335,000	332,551
2.88%, 7/17/2023	100,000	99,789
3.50%, 12/20/2023	50,000	50,350
Federal Home Loan Bank:
0.13%, 8/28/2023	800,000	774,416
0.38%, 9/4/2025	750,000	689,160
0.50%, 4/14/2025	1,455,000	1,356,860
0.55%, 1/20/2026	150,000	136,350
0.65%, 1/28/2026	150,000	136,826
0.65%, 2/26/2026	100,000	90,808
0.70%, 1/28/2026	150,000	137,064
0.75%, 2/24/2026	100,000	91,230
0.83%, 2/10/2027	100,000	89,275
0.90%, 2/26/2027	150,000	134,118
1.00%, 8/16/2028	250,000	216,117
1.25%, 12/21/2026	1,000,000	922,700
1.50%, 8/15/2024 (b)	190,000	184,327

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 2/13/2024 (b)	$ 220,000	$ 218,392
2.75%, 6/28/2024	500,000	496,990
2.88%, 9/13/2024	50,000	49,757
3.25%, 6/9/2028	500,000	501,065
3.25%, 11/16/2028	280,000	281,145
3.38%, 12/8/2023	50,000	50,239
5.50%, 7/15/2036	135,000	162,301
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	190,000	183,276
0.25%, 8/24/2023	215,000	208,516
0.25%, 9/8/2023 (b)	750,000	726,517
0.25%, 11/6/2023	650,000	627,133
0.25%, 12/4/2023	875,000	841,960
0.32%, 11/2/2023	150,000	144,708
0.36%, 5/15/2024	250,000	237,632
0.38%, 9/23/2025 (b)	730,000	669,505
0.60%, 10/15/2025	110,000	101,043
0.60%, 10/20/2025	150,000	137,598
0.63%, 11/25/2025	175,000	160,858
0.68%, 8/6/2025	100,000	92,675
0.75%, 6/23/2026	150,000	135,002
1.50%, 2/12/2025	500,000	480,645
1.50%, 4/1/2037	1,398,798	1,273,299
1.50%, 2/1/2051	2,242,168	1,865,129
1.50%, 10/1/2051	1,927,930	1,602,819
1.50%, 11/1/2051	5,648,206	4,695,160
2.00%, 6/1/2036	2,152,526	2,012,721
2.00%, 1/1/2037	2,943,010	2,751,864
2.00%, 4/1/2037	1,692,433	1,580,162
2.00%, 10/1/2050	1,334,709	1,165,637
2.00%, 12/1/2050	1,012,839	884,539
2.00%, 1/1/2051	2,565,183	2,240,242
2.00%, 2/1/2051	3,185,269	2,781,780
2.00%, 9/1/2051	4,723,886	4,108,300
2.00%, 11/1/2051	7,547,038	6,562,387
2.00%, 2/1/2052	6,261,123	5,442,787
2.00%, 3/1/2052	5,361,819	4,655,242
2.22%, 7/13/2040	150,000	110,156
2.50%, 10/1/2029	16,741	16,497
2.50%, 1/1/2031	35,287	34,672
2.50%, 5/1/2031	55,103	53,995
2.50%, 6/1/2031	102,524	100,461
2.50%, 10/1/2031	97,931	95,962
2.50%, 12/1/2031	130,222	127,603
2.50%, 12/1/2032	446,607	435,797
2.50%, 2/1/2033	481,774	470,113
2.50%, 9/1/2035	562,429	540,050
2.50%, 1/1/2037	1,966,532	1,882,859
2.50%, 1/1/2042	1,157,407	1,063,335
2.50%, 7/1/2042	3,143,915	2,885,170
2.50%, 9/1/2046	681,159	621,105
2.50%, 7/1/2050	2,977,054	2,693,709
2.50%, 10/1/2050	1,930,498	1,745,196
2.50%, 2/1/2051	2,532,730	2,286,885
Security Description	Principal Amount	Value
2.50%, 6/1/2051	$ 5,684,736	$ 5,122,406
2.50%, 9/1/2051	5,267,760	4,748,667
2.50%, 10/1/2051	4,394,495	3,960,774
2.50%, 11/1/2051	5,370,166	4,839,318
2.50%, 12/1/2051	4,584,012	4,130,166
3.00%, 10/1/2030	252,278	250,663
3.00%, 12/1/2030	43,760	43,480
3.00%, 5/1/2031	32,236	31,988
3.00%, 12/1/2031	177,267	175,902
3.00%, 2/1/2032	237,460	235,631
3.00%, 5/1/2032	237,413	235,282
3.00%, 7/1/2032	67,955	67,345
3.00%, 1/1/2033	288,436	285,846
3.00%, 3/1/2035	1,149,411	1,130,201
3.00%, 5/1/2035	545,005	535,163
3.00%, 4/1/2036	152,557	148,989
3.00%, 6/1/2036	95,868	93,627
3.00%, 2/1/2038	289,098	278,244
3.00%, 1/1/2043	1,333,108	1,276,368
3.00%, 7/1/2043	1,429,856	1,367,345
3.00%, 6/1/2045	32,513	30,895
3.00% 8/1/2045	215,661	205,985
3.00%, 4/1/2046	122,564	116,303
3.00% 6/1/2046	1,599,909	1,528,229
3.00%, 7/1/2046	2,055,714	1,951,567
3.00%, 8/1/2046	234,356	222,384
3.00%, 9/1/2046	76,484	72,577
3.00%, 10/1/2046	129,989	123,348
3.00% 11/1/2046	469,390	445,411
3.00% 12/1/2046	423,393	401,764
3.00%, 1/1/2047	308,740	292,968
3.00% 2/1/2047	835,849	793,149
3.00%, 4/1/2047	2,043,255	1,939,739
3.00%, 9/1/2049	205,050	192,851
3.00%, 12/1/2049	198,106	186,320
3.00%, 2/1/2050	733,703	690,051
3.00%, 4/1/2050	1,376,542	1,291,842
3.00%, 5/1/2050	1,817,621	1,698,580
3.00%, 6/1/2051	1,567,732	1,464,842
3.00%, 3/1/2052	5,007,063	4,667,042
3.50%, 4/1/2032	128,281	128,765
3.50%, 6/1/2033	234,186	234,504
3.50%, 9/1/2033	156,467	156,679
3.50%, 11/1/2034	101,213	101,021
3.50%, 3/1/2037	122,977	120,926
3.50%, 4/1/2042	136,555	134,476
3.50%, 12/1/2042	88,399	86,970
3.50%, 8/1/2043	231,803	228,148
3.50%, 5/1/2044	1,033,942	1,017,638
3.50%, 11/1/2044	14,149	13,906
3.50%, 1/1/2045	19,339	19,007
3.50% 7/1/2045	119,183	116,765
3.50%, 10/1/2045	18,213	17,844
3.50% 12/1/2045	226,169	221,582
3.50%, 1/1/2046	27,325	26,770

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2046	$ 54,787	$ 53,615
3.50%, 4/1/2046	79,817	78,110
3.50%, 6/1/2046	92,758	90,774
3.50%, 8/1/2046	1,067,800	1,046,154
3.50%, 12/1/2046	312,954	306,258
3.50%, 2/1/2047	203,862	199,500
3.50%, 3/1/2047	194,855	190,686
3.50%, 4/1/2047	110,801	108,294
3.50%, 6/1/2047	105,795	103,402
3.50% 10/1/2047	192,735	188,377
3.50%, 11/1/2047	69,381	67,811
3.50%, 12/1/2047	157,741	154,173
3.50%, 4/1/2049	157,064	152,800
3.50%, 7/1/2049	421,079	409,219
3.50%, 10/1/2049	45,519	44,237
3.50%, 3/1/2050	1,086,086	1,055,497
4.00%, 11/1/2033	173,676	177,047
4.00%, 4/1/2042	13,304	13,454
4.00%, 6/1/2042	38,340	38,778
4.00%, 7/1/2042	665,884	673,464
4.00%, 12/1/2044	14,045	14,166
4.00%, 4/1/2045	10,757	10,809
4.00%, 10/1/2045	24,755	24,874
4.00%, 12/1/2045	46,924	47,150
4.00%, 1/1/2046	173,388	174,226
4.00%, 2/1/2046	68,932	69,265
4.00%, 1/1/2047	217,499	217,965
4.00%, 2/1/2047	85,798	85,982
4.00%, 6/1/2047	151,186	151,409
4.00%, 9/1/2047	189,524	189,804
4.00%, 11/1/2047	139,953	140,159
4.00%, 1/1/2048	365,771	366,310
4.00%, 10/1/2048	702,391	702,662
4.00%, 4/1/2049	55,632	55,500
4.00%, 2/1/2051	2,746,250	2,737,153
4.50%, 5/1/2042	345,237	356,087
4.50%, 5/1/2044	128,062	131,535
4.50%, 12/1/2045	209,629	215,314
4.50%, 9/1/2046	160,633	164,689
4.50%, 4/1/2047	79,145	80,672
4.50%, 10/1/2047	124,996	127,408
4.50%, 11/1/2047	102,507	104,485
4.50%, 12/1/2047	52,642	53,658
4.50%, 7/1/2048	283,205	288,251
4.50%, 9/1/2048	462,611	470,410
4.50%, 11/1/2048	166,041	169,000
4.50%, 6/1/2049	211,818	214,956
4.50%, 11/1/2049	405,884	411,899
5.00%, 7/1/2041	71,956	75,814
5.00%, 11/1/2048	182,313	186,937
5.50%, 8/1/2038	210,832	225,451
6.00%, 7/1/2040	84,394	91,934
6.25%, 7/15/2032 (b)	460,000	570,947
Series 0000, 0.64%, 11/24/2025	175,000	160,650
Security Description	Principal Amount	Value
Series 0001, 0.60%, 11/12/2025	$ 150,000	$ 137,138
Series K039, Class A2, 3.30%, 7/25/2024	400,000	399,105
Series K040, Class A2, 3.24%, 9/25/2024	575,000	573,757
Series K049, Class A2, 3.01%, 7/25/2025	200,000	197,960
Series K054, Class A2, 2.75%, 1/25/2026	500,000	489,919
Series K062, Class A2, 3.41%, 12/25/2026	400,000	400,581
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	256,788
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	163,688
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,637,201
Series K090, Class A2, 3.42%, 2/25/2029	163,934	163,600
Series K092, Class A2, 3.30%, 4/25/2029	350,000	346,727
Series K093, Class A2, 2.98%, 5/25/2029	100,000	97,244
Series K094, Class A2, 2.90%, 6/25/2029	352,767	341,612
Series K098, Class A2, 2.43%, 8/25/2029	100,000	93,830
Series K099, Class A2, 2.60%, 9/25/2029	100,000	94,832
Series K101, Class A2, 2.52%, 10/25/2029	200,000	188,493
Series K109, Class A2, 1.56%, 4/25/2030	100,000	87,282
Series K114, Class A2, 1.37%, 6/25/2030	85,000	72,711
Series K115, Class A2, 1.38%, 6/25/2030	400,000	342,742
Series K118, Class A2, 1.49%, 9/25/2030	750,000	645,369
Series K121, Class A2, 1.55%, 10/25/2030	320,000	275,687
Series K123, Class A2, 1.62%, 12/25/2030	233,333	201,975
Series K124, Class A2, 1.66%, 12/25/2030	500,000	433,667
Series K126, Class A2, 2.07%, 1/25/2031	500,000	448,246
Series K127, Class A2, 2.11%, 1/25/2031	450,000	403,942
Series K131, Class A2, 1.85%, 7/25/2031	500,000	436,825
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	236,496
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	199,919

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series K-1520, Class A2, 2.44%, 2/25/2036	$ 520,000	$ 437,097
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	205,807
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	507,580
Series K734, Class A2, 3.21%, 2/25/2026	350,000	347,218
Series K735, Class A2, 2.86%, 5/25/2026	200,000	195,021
Series K736, Class A2, 2.28%, 7/25/2026	300,000	286,955
Series K743, Class A2, 1.77%, 5/25/2028	300,000	274,076
Series USD, 0.38%, 7/21/2025	110,000	101,420
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	398,181
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	153,783
Federal National Mortgage Association:
0.25%, 7/10/2023	725,000	704,214
0.25%, 11/27/2023	210,000	202,337
0.38%, 8/25/2025	665,000	610,935
0.50%, 6/17/2025 (b)	1,000,000	927,610
0.50%, 11/7/2025	235,000	215,702
0.63%, 4/22/2025	215,000	201,014
0.65%, 12/10/2025	100,000	91,186
0.65%, 12/17/2025	125,000	113,891
0.70%, 7/30/2025	100,000	92,455
0.75%, 10/8/2027 (b)	700,000	620,445
0.88%, 12/18/2026	125,000	112,061
0.88%, 8/5/2030 (b)	1,900,000	1,571,870
1.50%, 7/1/2036	3,981,664	3,631,796
1.50%, 3/1/2037	5,254,292	4,782,464
1.50%, 4/1/2037	1,543,193	1,404,616
1.50%, 3/1/2051	2,847,890	2,369,504
1.50%, 11/1/2051	5,827,146	4,843,533
1.63%, 1/7/2025	215,000	207,619
2.00%, 11/1/2031	63,698	61,212
2.00%, 8/1/2035	845,466	793,283
2.00% 11/1/2035	2,093,087	1,963,900
2.00%, 12/1/2035	1,179,638	1,106,830
2.00%, 2/1/2036	2,464,002	2,311,923
2.00% 6/1/2036	3,793,275	3,546,910
2.00%, 12/1/2036	5,447,488	5,093,686
2.00%, 5/1/2037	5,121,590	4,781,888
2.00%, 1/1/2042	4,850,980	4,334,491
2.00%, 7/1/2050	806,654	704,471
2.00%, 8/1/2050	1,416,875	1,237,393
2.00%, 10/1/2050	18,499,417	16,156,018
2.00%, 11/1/2050	4,026,426	3,516,381
2.00% 1/1/2051	5,215,085	4,554,467
Security Description	Principal Amount	Value
2.00%, 2/1/2051	$ 3,000,633	$ 2,620,530
2.00% 3/1/2051	15,145,436	13,193,848
2.00%, 4/1/2051	4,912,041	4,273,846
2.00% 5/1/2051	9,377,541	8,174,121
2.00%, 7/1/2051	8,248,069	7,174,523
2.00%, 11/1/2051	15,411,586	13,400,876
2.00%, 1/1/2052	4,870,711	4,234,487
2.00%, 3/1/2052	3,101,517	2,692,619
2.00%, 4/1/2052	5,441,650	4,724,233
2.13%, 4/24/2026 (b)	200,000	193,132
2.50%, 2/5/2024	250,000	248,202
2.50%, 3/1/2029	96,687	95,384
2.50%, 7/1/2030	526,948	519,956
2.50%, 2/1/2031	54,152	53,159
2.50%, 10/1/2031	98,090	96,026
2.50%, 12/1/2031	174,143	170,479
2.50%, 1/1/2032	63,540	62,203
2.50%, 4/1/2032	612,100	599,222
2.50%, 6/1/2032	1,632,996	1,598,640
2.50%, 10/1/2032	207,643	202,421
2.50%, 12/1/2032	414,409	403,986
2.50%, 1/1/2033	232,122	226,284
2.50% 2/1/2035	2,618,883	2,563,787
2.50% 8/1/2035	1,425,751	1,368,999
2.50%, 9/1/2035	3,383,415	3,248,737
2.50%, 6/1/2040	295,480	273,181
2.50%, 8/1/2040	171,839	158,881
2.50%, 11/1/2049	1,568,269	1,425,845
2.50%, 12/1/2049	713,496	648,700
2.50%, 7/1/2050	1,289,588	1,166,812
2.50%, 8/1/2050	3,126,356	2,827,865
2.50%, 10/1/2050	1,987,687	1,796,837
2.50%, 11/1/2050	2,437,691	2,202,974
2.50%, 12/1/2050	1,384,273	1,250,612
2.50% 4/1/2051	8,046,619	7,264,479
2.50%, 7/1/2051	7,714,586	6,956,788
2.50%, 8/1/2051	13,126,342	11,834,917
2.50%, 9/1/2051	4,471,622	4,030,992
2.50% 10/1/2051	11,225,249	10,117,383
2.50%, 2/1/2052	1,267,565	1,141,678
2.50%, 3/1/2052	6,371,723	5,735,284
2.50%, 4/1/2052	5,920,732	5,328,420
2.63%, 9/6/2024 (b)	250,000	247,640
2.88%, 9/12/2023	500,000	499,955
3.00%, 10/1/2028	30,923	30,867
3.00%, 8/1/2029	17,153	17,021
3.00%, 5/1/2030	90,359	90,234
3.00%, 6/1/2030	16,802	16,679
3.00%, 8/1/2030	323,193	320,829
3.00%, 9/1/2030	17,308	17,182
3.00%, 11/1/2030	37,714	37,439
3.00% 12/1/2030	231,414	229,722
3.00%, 4/1/2031	121,515	120,469
3.00%, 12/1/2031	185,360	183,764
3.00% 2/1/2032	598,268	593,116

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/1/2032	$ 211,840	$ 209,742
3.00%, 8/1/2032	68,555	67,876
3.00%, 10/1/2032	120,106	118,917
3.00%, 2/1/2034	544,207	538,818
3.00%, 7/1/2034	143,462	141,063
3.00%, 6/1/2035	1,802,517	1,772,384
3.00%, 6/1/2036	28,281	27,593
3.00%, 8/1/2036	143,103	139,621
3.00%, 9/1/2036	257,307	251,046
3.00%, 10/1/2036	78,421	76,513
3.00%, 12/1/2036	142,860	139,384
3.00%, 4/1/2037	725,459	707,808
3.00%, 11/1/2037	295,571	282,723
3.00%, 6/1/2042	550,003	526,095
3.00%, 6/1/2043	169,482	162,115
3.00%, 7/1/2043	35,388	33,809
3.00%, 2/1/2044	300,306	286,905
3.00%, 1/1/2045	528,157	504,587
3.00%, 5/1/2045	479,592	458,189
3.00%, 9/1/2045	28,278	26,843
3.00% 11/1/2045	183,672	174,352
3.00%, 12/1/2045	36,879	35,008
3.00%, 5/1/2046	261,344	247,742
3.00%, 7/1/2046	288,753	273,725
3.00%, 10/1/2046	185,106	175,473
3.00%, 11/1/2046	393,260	372,793
3.00% 12/1/2046	351,408	333,118
3.00% 1/1/2047	978,255	927,341
3.00%, 2/1/2047	312,370	296,112
3.00%, 5/1/2047	357,988	338,012
3.00%, 11/1/2047	189,300	178,736
3.00%, 9/1/2049	1,798,688	1,691,659
3.00%, 11/1/2049	595,763	560,313
3.00%, 12/1/2049	1,543,170	1,451,346
3.00%, 1/1/2050	1,134,075	1,066,593
3.00%, 2/1/2050	4,177,759	3,960,327
3.00%, 3/1/2050	1,083,998	1,017,515
3.00%, 5/1/2050	1,234,751	1,158,547
3.00%, 7/1/2050	1,070,564	1,004,081
3.00%, 8/1/2050	449,143	421,164
3.00%, 9/1/2050	3,979,236	3,718,044
3.00%, 10/1/2050	206,893	193,925
3.00%, 9/1/2051	2,563,795	2,394,071
3.00%, 1/1/2052	4,864,649	4,538,843
3.00%, 5/1/2052	3,471,078	3,234,626
3.50%, 11/1/2025	11,435	11,423
3.50%, 1/1/2027	11,865	11,852
3.50%, 5/1/2029	19,314	19,384
3.50%, 10/1/2029	17,706	17,770
3.50%, 2/1/2031	131,118	130,981
3.50%, 3/1/2032	101,853	102,144
3.50%, 4/1/2032	154,672	155,115
3.50%, 2/1/2033	303,666	304,536
3.50%, 4/1/2033	90,054	90,096
3.50%, 11/1/2034	594,060	594,153
Security Description	Principal Amount	Value
3.50%, 12/1/2035	$ 18,507	$ 18,411
3.50%, 1/1/2037	139,320	138,746
3.50%, 2/1/2037	197,335	196,521
3.50%, 7/1/2037	79,817	78,406
3.50%, 4/1/2038	174,956	171,843
3.50%, 2/1/2041	60,879	59,893
3.50%, 10/1/2044	13,014	12,779
3.50% 1/1/2045	36,653	35,990
3.50% 2/1/2045	1,585,276	1,558,184
3.50%, 5/1/2045	14,161	13,860
3.50% 8/1/2045	47,575	46,566
3.50%, 11/1/2045	16,071	15,730
3.50% 12/1/2045	253,452	248,074
3.50%, 1/1/2046	166,613	163,078
3.50% 2/1/2046	218,529	213,892
3.50% 4/1/2046	124,337	121,561
3.50% 5/1/2046	171,075	167,255
3.50%, 6/1/2046	44,679	43,681
3.50%, 7/1/2046	134,748	131,739
3.50%, 8/1/2046	1,414,279	1,390,641
3.50%, 1/1/2047	213,153	208,393
3.50% 2/1/2047	951,383	930,975
3.50%, 3/1/2047	201,827	197,320
3.50%, 4/1/2047	401,924	392,457
3.50% 5/1/2047	1,540,151	1,506,075
3.50%, 6/1/2047	158,351	154,621
3.50% 7/1/2047	2,120,320	2,084,084
3.50%, 9/1/2047	147,195	143,728
3.50%, 10/1/2047	171,605	167,563
3.50%, 11/1/2047	38,777	37,864
3.50% 12/1/2047	3,515,512	3,450,406
3.50%, 1/1/2048	81,650	79,727
3.50%, 2/1/2048	128,128	125,110
3.50%, 6/1/2048	220,939	215,721
3.50%, 10/1/2048	732,677	715,418
3.50% 11/1/2048	1,338,627	1,307,958
3.50%, 3/1/2049	1,532,974	1,496,863
3.50%, 5/1/2049	1,447,309	1,406,542
3.50%, 6/1/2049	3,709,906	3,622,514
3.50%, 7/1/2049	209,501	203,600
3.50%, 8/1/2049	592,539	575,849
3.50%, 6/1/2050	339,621	328,573
3.50%, 12/1/2051	385,544	371,855
3.50%, 6/1/2052	6,075,842	5,847,224
4.00%, 3/1/2031	400,488	404,660
4.00%, 10/1/2033	70,316	71,567
4.00%, 10/1/2037	503,436	510,831
4.00%, 1/1/2039	55,222	55,707
4.00%, 2/1/2039	49,115	49,546
4.00%, 12/1/2040	24,136	24,387
4.00%, 2/1/2043	137,654	139,087
4.00% 10/1/2043	302,022	305,157
4.00%, 11/1/2043	95,130	96,017
4.00%, 12/1/2043	105,160	106,140
4.00% 10/1/2044	16,445	16,571

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/1/2045	$ 289,646	$ 292,680
4.00%, 3/1/2045	15,507	15,567
4.00%, 5/1/2045	818,343	824,608
4.00%, 7/1/2045	16,183	16,246
4.00% 9/1/2045	63,074	63,318
4.00% 12/1/2045	25,765	25,865
4.00%, 2/1/2046	1,593,649	1,610,364
4.00%, 4/1/2046	61,950	62,025
4.00%, 7/1/2046	94,832	94,946
4.00%, 10/1/2046	1,613,350	1,630,020
4.00% 11/1/2046	814,109	819,701
4.00%, 12/1/2046	205,568	205,816
4.00% 4/1/2047	316,449	316,621
4.00%, 7/1/2047	1,659,275	1,660,172
4.00%, 8/1/2047	146,785	146,864
4.00%, 9/1/2047	147,742	147,822
4.00%, 12/1/2047	204,372	204,483
4.00%, 2/1/2048	453,721	453,966
4.00%, 6/1/2048	349,212	349,019
4.00%, 7/1/2048	145,536	145,455
4.00%, 9/1/2048	798,993	798,551
4.00%, 11/1/2048	1,515,011	1,514,173
4.00%, 6/1/2049	691,585	691,958
4.00%, 7/1/2049	508,091	506,409
4.00%, 8/1/2049	857,121	856,646
4.00%, 9/1/2049	190,322	189,692
4.00%, 2/1/2050	581,731	579,804
4.00%, 7/1/2050	1,563,726	1,562,861
4.00%, 3/1/2051	2,554,819	2,546,358
4.50%, 9/1/2039	170,431	175,627
4.50%, 12/1/2040	30,757	31,693
4.50%, 1/1/2042	31,790	32,752
4.50% 9/1/2043	54,921	56,578
4.50%, 11/1/2043	30,103	30,983
4.50%, 5/1/2044	84,936	87,158
4.50%, 6/1/2044	23,439	24,052
4.50%, 2/1/2046	106,532	109,774
4.50%, 3/1/2046	333,797	343,559
4.50%, 5/1/2046	278,872	287,370
4.50%, 7/1/2046	86,989	88,661
4.50%, 11/1/2047	274,711	279,730
4.50%, 4/1/2048	121,778	123,831
4.50%, 7/1/2048	620,644	631,106
4.50% 8/1/2048	399,907	406,648
4.50%, 12/1/2048	149,765	152,289
4.50%, 1/1/2049	49,630	50,467
4.50%, 4/1/2049	77,691	78,840
4.50%, 3/1/2050	530,322	538,163
5.00%, 1/1/2039	285,359	300,141
5.00%, 6/1/2040	103,763	109,334
5.00%, 7/1/2041	17,937	18,900
5.00%, 5/1/2042	23,527	24,790
5.00%, 11/1/2044	287,709	303,155
5.00%, 1/1/2045	16,037	16,769
5.00%, 6/1/2048	193,126	198,003
Security Description	Principal Amount	Value
5.00%, 9/1/2048	$ 214,671	$ 220,092
5.00%, 3/1/2050	325,068	333,261
5.50%, 2/1/2037	14,310	15,283
5.50%, 4/1/2038	67,323	71,887
5.50%, 9/1/2040	20,943	22,357
5.50%, 9/1/2041	33,473	35,742
5.50% 5/1/2044	397,775	424,354
5.63%, 7/15/2037	80,000	97,509
6.63%, 11/15/2030	365,000	451,151
7.25%, 5/15/2030	75,000	95,387
2.00%, 10/1/2051	9,280,447	8,070,370
Series 0000, 0.56%, 11/17/2025	350,000	318,671
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	470,845	465,463
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	240,587	237,124
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (c)	316,819	313,197
Series 2017-M13, Class A2, 3.02%, 9/25/2027 (c)	286,667	281,287
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	250,000	244,871
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	994,902	1,004,442
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	444,246
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	166,777
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	129,257
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	725,000	613,828
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	300,000	257,918
TBA, 2.00%, 7/15/2037 (g)	1,450,000	1,352,882
TBA, 2.50%, 7/15/2037 (g)	1,250,000	1,193,979
TBA, 3.00%, 7/15/2052 (g)	3,965,000	3,691,022
TBA, 3.50%, 7/15/2052 (g)	3,225,000	3,101,079
TBA, 4.50%, 7/15/2052 (g)	3,000,000	3,011,100
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	235,497
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (c)	350,000	297,634
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	550,000	463,408

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	$ 61,250	$ 52,124
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	280,000	238,013
Freddie Mac Multifamily Structured Pass Through Certificates Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	1,026,558
Government National Mortgage Association:
2.00%, 9/20/2050	744,188	665,477
2.00%, 1/20/2051	2,029,903	1,815,204
2.00%, 4/20/2051	4,300,933	3,844,138
2.00%, 5/20/2051	2,279,811	2,031,058
2.00%, 6/20/2051	3,950,534	3,515,610
2.00%, 9/20/2051	7,394,094	6,580,058
2.00%, 12/20/2051	2,875,617	2,559,033
2.00%, 1/20/2052	3,159,888	2,812,007
2.00%, 3/20/2052	1,978,875	1,756,596
2.00%, 4/20/2052	3,079,133	2,733,267
2.00%, 5/20/2052	2,239,005	1,987,507
2.50%, 12/20/2046	3,846,888	3,540,807
2.50%, 8/20/2050	1,910,608	1,761,649
2.50%, 9/20/2050	1,231,718	1,135,688
2.50%, 10/20/2050	2,200,125	2,028,595
2.50%, 1/20/2051	2,006,323	1,849,903
2.50%, 4/20/2051	4,100,764	3,770,214
2.50%, 7/20/2051	2,712,493	2,491,335
2.50%, 8/20/2051	2,527,294	2,320,455
2.50%, 9/20/2051	4,839,882	4,442,282
2.50%, 10/20/2051	1,781,510	1,634,608
2.50%, 1/20/2052	3,418,358	3,134,371
2.50%, 5/20/2052	2,490,874	2,279,049
3.00%, 1/20/2043	253,755	244,028
3.00%, 5/20/2043	125,593	120,696
3.00%, 12/20/2044	19,242	18,540
3.00%, 3/20/2045	9,827	9,446
3.00%, 4/20/2045	30,118	28,952
3.00%, 6/20/2045	460,811	442,971
3.00%, 7/20/2045	30,479	29,299
3.00%, 8/20/2045	30,035	28,872
3.00%, 2/20/2046	869,856	835,935
3.00%, 3/20/2046	272,773	261,489
3.00%, 4/20/2046	1,506,697	1,444,366
3.00%, 5/20/2046	44,722	42,872
3.00%, 7/20/2046	28,655	27,470
3.00%, 8/20/2046	92,015	88,209
3.00%, 9/20/2046	65,883	63,158
3.00%, 10/20/2046	1,801,580	1,727,050
3.00%, 11/20/2046	121,879	116,837
3.00%, 12/20/2046	486,554	466,425
3.00%, 2/20/2047	252,251	241,816
3.00%, 4/20/2047	359,082	343,789
Security Description	Principal Amount	Value
3.00%, 6/20/2047	$ 109,371	$ 104,713
3.00%, 7/20/2047	206,912	198,100
3.00%, 8/20/2047	103,175	98,781
3.00%, 10/20/2047	150,148	143,753
3.00%, 1/20/2048	561,680	537,758
3.00%, 2/20/2048	334,705	320,450
3.00%, 3/20/2048	590,993	565,823
3.00%, 11/20/2049	911,607	868,169
3.00%, 12/20/2049	550,899	524,649
3.00%, 2/20/2050	554,044	527,347
3.00%, 6/20/2050	1,556,608	1,482,859
3.00%, 7/20/2050	1,923,539	1,830,978
3.00%, 12/20/2050	2,313,195	2,202,263
3.00%, 8/20/2051	4,509,389	4,261,389
3.00%, 12/20/2051	1,924,044	1,821,936
3.50%, 10/20/2042	196,961	194,821
3.50%, 1/20/2043	866,769	857,350
3.50%, 5/20/2043	30,473	30,160
3.50%, 9/20/2043	19,835	19,632
3.50%, 11/20/2043	151,975	150,415
3.50%, 6/20/2044	766,236	756,124
3.50%, 10/20/2044	17,005	16,780
3.50%, 12/20/2044	11,191	11,043
3.50%, 3/20/2045	9,824	9,676
3.50%, 4/20/2045	33,620	33,115
3.50%, 6/20/2045	439,540	432,929
3.50%, 10/20/2045	856,738	843,852
3.50% 1/20/2046	2,974,386	2,929,649
3.50%, 3/20/2046	69,042	67,935
3.50%, 4/20/2046	36,621	36,033
3.50%, 5/20/2046	37,151	36,555
3.50%, 6/20/2046	564,092	555,047
3.50%, 7/20/2046	89,183	87,753
3.50%, 10/20/2046	179,960	177,075
3.50%, 11/20/2046	629,580	619,485
3.50%, 12/20/2046	407,159	400,630
3.50%, 5/20/2047	271,152	266,228
3.50%, 6/20/2047	185,585	182,214
3.50%, 7/20/2047	143,710	141,100
3.50%, 8/20/2047	229,889	225,714
3.50%, 9/20/2047	92,673	90,990
3.50%, 10/20/2047	90,657	89,011
3.50%, 11/20/2047	1,146,569	1,125,746
3.50%, 12/20/2047	427,199	419,440
3.50%, 6/20/2048	137,927	135,422
3.50%, 8/20/2048	99,735	97,961
3.50%, 8/20/2049	343,741	336,293
3.50%, 9/20/2049	1,012,598	990,386
3.50%, 12/20/2049	209,195	204,550
3.50%, 2/20/2050	353,568	345,718
3.50%, 7/20/2050	501,982	490,636
3.50%, 10/20/2050	1,922,629	1,880,199
3.50%, 6/20/2052	2,600,000	2,528,516
4.00%, 4/15/2040	23,158	23,508
4.00%, 2/20/2042	9,404	9,575

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/20/2042	$ 6,814	$ 6,929
4.00%, 7/15/2044	21,284	21,569
4.00%, 8/20/2044	12,222	12,403
4.00%, 10/20/2044	109,753	111,377
4.00%, 5/15/2045	10,952	11,085
4.00%, 6/15/2045	28,487	28,832
4.00%, 8/20/2045	10,692	10,812
4.00%, 11/20/2045	133,590	135,093
4.00%, 2/20/2046	102,944	104,102
4.00%, 5/20/2046	104,868	106,048
4.00%, 6/20/2046	73,510	74,224
4.00%, 1/20/2047	211,991	214,050
4.00%, 3/20/2047	88,262	89,119
4.00%, 4/20/2047	165,533	166,942
4.00%, 5/20/2047	113,067	113,909
4.00%, 7/20/2047	114,062	114,912
4.00%, 8/20/2047	49,477	49,845
4.00%, 1/20/2048	78,964	79,552
4.00%, 5/20/2048	1,398,983	1,408,564
4.00%, 6/20/2048	2,061,297	2,075,415
4.00%, 8/20/2048	426,564	429,486
4.00%, 10/20/2048	178,232	179,453
4.00%, 11/20/2048	141,814	142,786
4.00%, 4/20/2049	125,545	125,356
4.00%, 6/20/2049	274,605	274,192
4.00%, 7/20/2049	150,930	150,703
4.00%, 1/20/2050	231,848	231,499
4.00%, 3/20/2050	423,752	423,115
4.50%, 1/20/2044	59,990	61,939
4.50%, 11/20/2044	16,993	17,539
4.50%, 12/20/2044	14,276	14,734
4.50%, 4/20/2046	73,919	76,293
4.50%, 6/20/2046	49,938	51,560
4.50%, 7/20/2046	62,780	64,797
4.50%, 4/20/2047	184,493	189,630
4.50%, 8/20/2047	53,300	54,784
4.50%, 11/20/2047	484,514	498,246
4.50%, 12/20/2047	29,720	30,562
4.50%, 11/20/2048	166,055	169,567
4.50%, 7/20/2049	175,770	179,488
5.00%, 6/15/2040	12,017	12,634
5.00%, 10/15/2041	62,887	66,294
5.00%, 3/20/2044	26,654	28,079
5.00%, 12/20/2045	101,739	107,176
5.00%, 1/20/2048	131,709	137,399
5.00%, 5/20/2048	92,037	95,325
5.00%, 9/20/2048	158,235	165,423
5.00%, 3/20/2050	187,384	195,478
5.50%, 10/20/2043	24,540	26,510
5.50%, 5/20/2045	297,143	321,510
TBA, 2.50%, 7/21/2052 (g)	2,775,000	2,536,738
TBA, 3.00%, 7/21/2052 (g)	3,750,000	3,533,122
TBA, 4.00%, 7/21/2052 (g)	950,000	945,694
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	85,000	79,497
Security Description	Principal Amount	Value
1.50%, 9/15/2031	$ 75,000	$ 63,308
2.88%, 9/15/2024	100,000	99,463
3.50%, 12/15/2042	525,000	475,246
4.25%, 9/15/2065	350,000	367,171
5.25%, 9/15/2039	150,000	170,619
Series A, 2.88%, 2/1/2027	150,000	148,076
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $660,354,286)		602,460,636
U.S. TREASURY OBLIGATIONS — 39.6%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,983,867
1.13%, 8/15/2040	4,000,000	2,761,875
1.25%, 5/15/2050	2,750,000	1,749,258
1.38%, 11/15/2040	3,750,000	2,700,000
1.38%, 8/15/2050	3,350,000	2,204,719
1.63%, 11/15/2050	4,000,000	2,812,500
1.75%, 8/15/2041	5,000,000	3,802,344
1.88%, 2/15/2041	8,000,000	6,273,750
1.88%, 2/15/2051 (b)	4,500,000	3,375,703
1.88%, 11/15/2051	5,250,000	3,939,961
2.00%, 11/15/2041 (b)	4,250,000	3,374,766
2.00%, 2/15/2050	2,050,000	1,588,750
2.00%, 8/15/2051	5,750,000	4,444,570
2.25%, 5/15/2041	5,000,000	4,170,312
2.25%, 8/15/2046	3,425,000	2,760,871
2.25%, 8/15/2049	2,000,000	1,640,938
2.25%, 2/15/2052 (b)	3,650,000	3,003,836
2.38%, 2/15/2042	8,250,000	6,994,453
2.38%, 11/15/2049	2,500,000	2,110,938
2.38%, 5/15/2051 (b)	5,900,000	4,980,891
2.50%, 2/15/2045	3,340,000	2,832,738
2.50%, 2/15/2046	3,400,000	2,882,563
2.50%, 5/15/2046	1,850,000	1,567,875
2.75%, 8/15/2042	900,000	806,484
2.75%, 11/15/2042	1,500,000	1,342,031
2.75%, 8/15/2047	1,700,000	1,520,172
2.75%, 11/15/2047	3,400,000	3,045,125
2.88%, 5/15/2043	1,850,000	1,685,523
2.88%, 8/15/2045	5,480,000	4,977,381
2.88%, 11/15/2046	2,500,000	2,278,516
2.88%, 5/15/2049	2,450,000	2,284,242
2.88%, 5/15/2052	3,000,000	2,833,125
3.00%, 5/15/2042	325,000	304,383
3.00%, 11/15/2044	3,075,000	2,848,219
3.00%, 5/15/2045	1,875,000	1,739,063
3.00%, 11/15/2045	1,900,000	1,765,516
3.00%, 2/15/2047	2,200,000	2,053,906
3.00%, 5/15/2047	3,300,000	3,084,469
3.00%, 2/15/2048	3,200,000	3,015,000
3.00%, 8/15/2048 (b)	2,950,000	2,786,828
3.00%, 2/15/2049	2,650,000	2,525,781
3.13%, 11/15/2041	350,000	335,781

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 2/15/2042 (b)	$ 725,000	$ 693,848
3.13%, 2/15/2043	1,075,000	1,020,914
3.13%, 8/15/2044	2,500,000	2,367,969
3.13%, 5/15/2048	2,375,000	2,297,441
3.25%, 5/15/2042	3,500,000	3,416,328
3.38%, 5/15/2044	1,900,000	1,874,766
3.38%, 11/15/2048	3,100,000	3,149,891
3.50%, 2/15/2039	1,000,000	1,044,219
3.63%, 8/15/2043	1,600,000	1,641,250
3.63%, 2/15/2044	2,725,000	2,793,977
3.75%, 8/15/2041	2,000,000	2,100,625
3.75%, 11/15/2043	1,425,000	1,489,793
3.88%, 8/15/2040	750,000	808,125
4.25%, 5/15/2039	1,500,000	1,712,578
4.25%, 11/15/2040	1,500,000	1,694,063
4.38%, 2/15/2038	650,000	756,539
4.38%, 11/15/2039	1,250,000	1,443,359
4.38%, 5/15/2040	575,000	662,418
4.38%, 5/15/2041	300,000	343,500
4.50%, 2/15/2036 (b)	1,500,000	1,762,969
4.50%, 5/15/2038	200,000	235,719
4.50%, 8/15/2039	650,000	763,953
4.63%, 2/15/2040	400,000	475,875
4.75%, 2/15/2037	350,000	422,516
4.75%, 2/15/2041	650,000	782,641
5.00%, 5/15/2037	300,000	370,688
5.25%, 11/15/2028	450,000	505,863
6.50%, 11/15/2026 (b)	1,500,000	1,706,602
Treasury Notes:
0.13%, 9/15/2023	5,000,000	4,832,422
0.13%, 10/15/2023	3,000,000	2,892,539
0.13%, 12/15/2023	6,000,000	5,756,953
0.13%, 1/15/2024	4,000,000	3,828,906
0.13%, 2/15/2024	7,500,000	7,164,844
0.25%, 11/15/2023	3,500,000	3,371,895
0.25%, 3/15/2024	4,500,000	4,296,094
0.25%, 5/15/2024	2,500,000	2,375,879
0.25%, 6/15/2024	10,000,000	9,481,641
0.25%, 5/31/2025	7,500,000	6,919,922
0.25%, 6/30/2025	3,000,000	2,761,875
0.25%, 8/31/2025	5,000,000	4,577,734
0.25%, 9/30/2025	5,000,000	4,567,187
0.25%, 10/31/2025	7,750,000	7,061,582
0.38%, 10/31/2023 (b)	3,700,000	3,575,270
0.38%, 4/15/2024	5,000,000	4,773,047
0.38%, 7/15/2024 (b)	5,000,000	4,742,578
0.38%, 8/15/2024	2,000,000	1,891,875
0.38%, 9/15/2024	7,500,000	7,076,953
0.38%, 4/30/2025	4,000,000	3,711,563
0.38%, 11/30/2025	3,000,000	2,739,844
0.38%, 12/31/2025	6,000,000	5,467,031
0.38%, 1/31/2026	7,000,000	6,363,984
0.38%, 7/31/2027	2,000,000	1,747,813
0.38%, 9/30/2027	6,000,000	5,218,125
0.50%, 11/30/2023	5,000,000	4,830,078
Security Description	Principal Amount	Value
0.50%, 3/31/2025	$ 2,150,000	$ 2,006,387
0.50%, 2/28/2026	6,000,000	5,468,437
0.50%, 4/30/2027	3,000,000	2,655,000
0.50%, 6/30/2027	4,500,000	3,965,625
0.50%, 8/31/2027	4,000,000	3,509,688
0.50%, 10/31/2027	2,250,000	1,965,410
0.63%, 10/15/2024 (b)	4,250,000	4,026,211
0.63%, 7/31/2026	1,500,000	1,360,195
0.63%, 11/30/2027	4,550,000	3,995,113
0.63%, 12/31/2027	6,000,000	5,257,031
0.63%, 5/15/2030	3,900,000	3,252,234
0.63%, 8/15/2030 (b)	8,750,000	7,254,297
0.75%, 12/31/2023	10,000,000	9,673,047
0.75%, 11/15/2024	8,000,000	7,583,750
0.75%, 3/31/2026	5,000,000	4,592,578
0.75%, 4/30/2026	3,500,000	3,208,242
0.75%, 8/31/2026	5,000,000	4,550,781
0.75%, 1/31/2028	6,500,000	5,725,078
0.88%, 1/31/2024	4,000,000	3,870,313
0.88%, 6/30/2026	3,000,000	2,753,672
0.88%, 9/30/2026	4,000,000	3,653,125
0.88%, 11/15/2030 (b)	8,000,000	6,753,750
1.00%, 12/15/2024	14,000,000	13,330,625
1.00%, 7/31/2028	7,000,000	6,191,172
1.13%, 1/15/2025	4,000,000	3,814,063
1.13%, 2/28/2025	2,000,000	1,903,281
1.13%, 10/31/2026	4,500,000	4,147,734
1.13%, 2/28/2027	1,250,000	1,145,117
1.13%, 2/29/2028 (b)	4,500,000	4,045,781
1.13%, 8/31/2028	5,000,000	4,450,000
1.13%, 2/15/2031 (b)	5,500,000	4,725,703
1.25%, 7/31/2023	250,000	245,518
1.25%, 11/30/2026	6,500,000	6,019,102
1.25%, 12/31/2026	7,500,000	6,932,227
1.25%, 3/31/2028 (b)	6,000,000	5,420,625
1.25%, 4/30/2028	4,000,000	3,608,438
1.25%, 5/31/2028	5,500,000	4,953,867
1.25%, 6/30/2028	6,000,000	5,397,187
1.25%, 9/30/2028	4,000,000	3,582,813
1.25%, 8/15/2031	8,500,000	7,316,641
1.38%, 8/31/2023	2,250,000	2,208,867
1.38%, 9/30/2023	550,000	539,279
1.38%, 1/31/2025 (b)	2,000,000	1,917,969
1.38%, 8/31/2026	3,000,000	2,803,828
1.38%, 10/31/2028	5,500,000	4,959,023
1.38%, 12/31/2028 (b)	3,500,000	3,154,375
1.38%, 11/15/2031	4,000,000	3,469,375
1.50%, 2/29/2024 (b)	7,500,000	7,323,340
1.50%, 9/30/2024	5,000,000	4,835,937
1.50%, 10/31/2024	1,500,000	1,449,023
1.50%, 11/30/2024	1,500,000	1,446,797
1.50%, 2/15/2025	5,000,000	4,805,078
1.50%, 8/15/2026	1,650,000	1,549,453
1.50%, 1/31/2027	6,050,000	5,648,242
1.50%, 11/30/2028	5,000,000	4,540,625

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 2/15/2030	$ 5,850,000	$ 5,254,031
1.63%, 2/15/2026	1,925,000	1,829,953
1.63%, 5/15/2026	2,750,000	2,606,055
1.63%, 9/30/2026	1,250,000	1,179,004
1.63%, 10/31/2026	1,250,000	1,177,148
1.63%, 8/15/2029	2,250,000	2,048,555
1.63%, 5/15/2031	8,750,000	7,817,578
1.75%, 6/30/2024	1,500,000	1,463,965
1.75%, 12/31/2024	1,250,000	1,211,328
1.75%, 3/15/2025	10,000,000	9,667,969
1.75%, 1/31/2029	5,000,000	4,610,937
1.75%, 11/15/2029 (b)	3,000,000	2,752,969
1.88%, 8/31/2024 (b)	850,000	829,813
1.88%, 6/30/2026	1,250,000	1,195,410
1.88%, 7/31/2026	1,000,000	955,156
1.88%, 2/28/2027	8,500,000	8,069,023
1.88%, 2/28/2029 (b)	3,250,000	3,021,484
2.00%, 5/31/2024	1,750,000	1,718,213
2.00%, 6/30/2024 (b)	350,000	343,342
2.00%, 2/15/2025	2,375,000	2,313,955
2.00%, 8/15/2025 (b)	1,500,000	1,453,242
2.00%, 11/15/2026	2,250,000	2,151,211
2.13%, 11/30/2023	1,000,000	988,359
2.13%, 3/31/2024	5,975,000	5,887,242
2.13%, 7/31/2024	2,500,000	2,456,055
2.13%, 9/30/2024	1,500,000	1,471,992
2.13%, 11/30/2024	1,250,000	1,223,926
2.13%, 5/15/2025	2,350,000	2,292,168
2.13%, 5/31/2026	2,500,000	2,415,039
2.25%, 12/31/2023	1,750,000	1,731,133
2.25%, 1/31/2024	1,000,000	988,594
2.25%, 3/31/2024	5,000,000	4,937,109
2.25%, 4/30/2024 (b)	1,000,000	987,031
2.25%, 10/31/2024	1,250,000	1,228,613
2.25%, 11/15/2024	3,000,000	2,949,844
2.25%, 12/31/2024	1,250,000	1,226,660
2.25%, 11/15/2025 (b)	5,475,000	5,332,137
2.25%, 3/31/2026	3,000,000	2,914,687
2.25%, 2/15/2027	3,000,000	2,892,422
2.25%, 8/15/2027	2,000,000	1,920,469
2.25%, 11/15/2027	4,750,000	4,553,320
2.38%, 2/29/2024	5,000,000	4,952,344
2.38%, 8/15/2024	1,950,000	1,924,102
2.38%, 5/15/2027	2,900,000	2,807,109
2.38%, 3/31/2029	3,750,000	3,590,625
2.38%, 5/15/2029	4,350,000	4,167,164
2.50%, 8/15/2023	2,500,000	2,487,500
2.50%, 1/31/2024	2,000,000	1,984,922
2.50%, 4/30/2024 (b)	7,500,000	7,435,254
2.50%, 5/15/2024	5,000,000	4,954,883
2.50%, 5/31/2024 (b)	5,000,000	4,955,664
2.50%, 1/31/2025	1,000,000	986,641
2.50%, 2/28/2026	2,500,000	2,451,953
2.50%, 3/31/2027	10,000,000	9,757,812
2.63%, 12/31/2023 (b)	3,000,000	2,984,531
Security Description	Principal Amount	Value
2.63%, 3/31/2025	$ 1,000,000	$ 989,688
2.63%, 4/15/2025	7,500,000	7,418,555
2.63%, 12/31/2025	3,250,000	3,204,551
2.63%, 1/31/2026	2,250,000	2,217,480
2.63%, 5/31/2027 (b)	6,000,000	5,886,562
2.63%, 2/15/2029	4,450,000	4,331,797
2.75%, 7/31/2023 (b)	1,000,000	997,695
2.75%, 8/31/2023 (b)	3,750,000	3,741,357
2.75%, 11/15/2023	1,500,000	1,495,313
2.75%, 2/15/2024	7,100,000	7,074,484
2.75%, 2/28/2025	1,000,000	992,656
2.75%, 5/15/2025	3,500,000	3,473,203
2.75%, 6/30/2025	2,750,000	2,728,086
2.75%, 8/31/2025	2,500,000	2,477,344
2.75%, 4/30/2027	5,000,000	4,932,812
2.75%, 2/15/2028	2,750,000	2,701,445
2.75%, 5/31/2029	4,000,000	3,922,500
2.88%, 9/30/2023	2,000,000	1,997,813
2.88%, 10/31/2023	2,000,000	1,997,500
2.88%, 11/30/2023	3,000,000	2,996,016
2.88%, 4/30/2025	1,250,000	1,244,531
2.88%, 5/31/2025	3,900,000	3,882,937
2.88%, 6/15/2025	3,000,000	2,988,281
2.88%, 7/31/2025 (b)	4,000,000	3,980,938
2.88%, 11/30/2025	1,500,000	1,490,859
2.88%, 5/15/2028	4,000,000	3,953,125
2.88%, 8/15/2028	7,750,000	7,654,941
2.88%, 4/30/2029	5,250,000	5,189,297
2.88%, 5/15/2032	3,250,000	3,213,945
3.00%, 9/30/2025 (b)	2,500,000	2,495,898
3.00%, 10/31/2025	2,750,000	2,745,273
3.13%, 11/15/2028	5,500,000	5,510,742
U.S. Treasury Notes 1.88%, 2/15/2032 (Cost $8,067,036)	8,500,000	7,700,469
TOTAL U.S. TREASURY OBLIGATIONS (Cost $869,153,191)		795,651,893
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority:
6.91%, 10/1/2050	25,000	34,416
Series F3, 3.13%, 4/1/2055	500,000	393,088
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	45,698
California, State General Obligation:
3.50%, 4/1/2028	250,000	247,000
7.30%, 10/1/2039	125,000	161,701
7.50%, 4/1/2034	100,000	128,349
7.55%, 4/1/2039	100,000	135,649
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	93,304

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles Community College District:
1.61%, 8/1/2028	$ 50,000	$ 44,475
1.81%, 8/1/2030	50,000	43,124
2.11%, 8/1/2032	50,000	42,434
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	115,722
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	27,773
Regents of the University of California Medical Center Pooled Revenue:
4.13%, 5/15/2032	500,000	495,049
Series H, 6.55%, 5/15/2048	50,000	62,086
San Jose Redev. Agency Successor Agency Series T, 3.38%, 8/1/2034	275,000	250,656
State of California 7.60%, 11/1/2040	250,000	345,226
University of California Series BG, 0.88%, 5/15/2025	15,000	13,966
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	297,253
		2,976,969
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	116,645
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	46,780
Series A, 1.71%, 7/1/2027	50,000	45,225
Series A, 2.15%, 7/1/2030	50,000	43,436
		252,086
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	158,000	189,349
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	51,315
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	50,590
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	245,851
State of Illinois:
5.10%, 6/1/2033	50,000	50,305
6.63%, 2/1/2035	200,000	212,981
7.35%, 7/1/2035	100,000	109,080
		720,122
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	$ 15,000	$ 11,625
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	16,892
Series C, 2.95%, 5/15/2043	100,000	76,697
		105,214
MICHIGAN — 0.1%
Michigan Strategic Fund 3.23%, 9/1/2047	750,000	579,843
University of Michigan Series A, 4.45%, 4/1/2122	250,000	227,570
		807,413
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	252,184
3.65%, 8/15/2057	100,000	89,610
		341,794
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	179,929
4.13%, 6/15/2042	160,000	138,952
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	129,066
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	27,213
		475,160
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	28,728
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	84,487
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	97,578
Port Authority of New York & New Jersey:
3.14%, 2/15/2051	500,000	395,398
4.46%, 10/1/2062	190,000	184,740
5.65%, 11/1/2040	100,000	112,000
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	1,000,000	747,989
4.03%, 9/1/2048	125,000	114,788

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 192, 4.81%, 10/15/2065	$ 25,000	$ 25,805
Series AAA, 1.09%, 7/1/2023	150,000	147,220
		1,938,733
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	201,876
OREGON — 0.0% (a)
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	750,000	586,617
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority:
Series A, 2.99%, 6/1/2042	750,000	597,609
Series A, 4.14%, 6/1/2038	125,000	123,134
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	72,697
		793,440
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	75,000	58,434
Dallas Area Rapid Transit:
5.02%, 12/1/2048	100,000	109,072
Series A, 2.61%, 12/1/2048	500,000	368,038
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	217,197
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	52,039
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	129,586
State of Texas 3.21%, 4/1/2044	50,000	42,715
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	113,125
2.56%, 4/1/2042	40,000	32,348
		1,122,554
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	43,272
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	103,281
		146,553
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,550,620)		10,657,880
Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	$ 100,000	$ 98,163
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	87,393
Series 2017-BNK8, Class B, 4.06%, 11/15/2050 (c)	50,000	46,825
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	142,977
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	100,698
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	95,771
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	93,228
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	46,048
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	182,925
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	78,081
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	419,888
BANK 2021-BNK31 Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	197,808
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	264,375
BANK 2021-BNK37 Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	428,117
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	142,974
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	211,667
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	214,186
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	402,761

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	$ 130,000	$ 127,230
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	98,596
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	99,394
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	110,888
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	185,349
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	674,266
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	66,820
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	373,202
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	437,606
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054 (c)	300,000	254,206
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	292,168
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	182,032
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	294,259
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	74,505
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	594,581
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	239,601
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	90,865
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	137,603
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	669,465
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	398,733
Security Description	Principal Amount	Value
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	$ 100,000	$ 99,745
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	394,285
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	862,702	847,666
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	98,615
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	49,210
Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	202,188	200,054
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	99,030
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	145,567
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	239,630
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	50,062
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	488,304
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	182,683
Federal Home Loan Mortgage Corp. Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	466,532
GS Mortgage Securities Trust:
Series 2013-GC16, Class A3, 4.24%, 11/10/2046	86,987	86,939
Series 2014-GC24, Class A5, 3.93%, 9/10/2047	600,000	595,402
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	188,963
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	240,003
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	137,356
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	418,342

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-GSA3, Class A5, 2.62%, 12/15/2054	$ 166,667	$ 144,125
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	59,904
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	49,134
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	98,158
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	197,167
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	98,405
Series 2016-C1, Class B, 4.89%, 3/17/2049 (c)	300,000	290,399
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	482,714
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	854,865
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	195,235
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	407,762
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	204,049	199,082
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	148,314
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	185,906
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	308,199
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	392,982
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	94,785
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	110,114	108,967
Security Description	Principal Amount	Value
Series 2015-C31, Class A3, 3.43%, 11/15/2048	$ 83,785	$ 82,323
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	986,742	969,007
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	285,689
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	241,368
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	150,682
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	182,081
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	91,647
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	305,207
WFRBS Commercial Mortgage Trust:
Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	209,260
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	109,527
Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	417,054
Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	99,791
TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,565,214)		21,143,381
	Shares
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (h) (i)	64,232,519	64,226,095
State Street Navigator Securities Lending Portfolio II (j) (k)	125,248,986	125,248,986
TOTAL SHORT-TERM INVESTMENTS (Cost $189,475,282)		189,475,081
TOTAL INVESTMENTS — 109.0% (Cost $2,406,334,587)		2,188,122,225
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(179,879,259)
NET ASSETS — 100.0%		$ 2,008,242,966

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 493,956,661	$—	$ 493,956,661
Asset-Backed Securities	—	7,175,719	—	7,175,719
Foreign Government Obligations	—	67,600,974	—	67,600,974
U.S. Government Agency Obligations	—	602,460,636	—	602,460,636
U.S. Treasury Obligations	—	795,651,893	—	795,651,893
Municipal Bonds & Notes	—	10,657,880	—	10,657,880
Mortgage-Backed Securities	—	21,143,381	—	21,143,381
Short-Term Investments	189,475,081	—	—	189,475,081
TOTAL INVESTMENTS	$189,475,081	$1,998,647,144	$—	$2,188,122,225

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,486,457	$ 114,497,906	$279,807,188	$330,048,497	$(36,070)	$5,568	64,232,519	$ 64,226,095	$133,102
State Street Navigator Securities Lending Portfolio II	91,540,533	91,540,533	445,411,319	411,702,866	—	—	125,248,986	125,248,986	140,932
Total		$206,038,439	$725,218,507	$741,751,363	$(36,070)	$5,568		$189,475,081	$274,034
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.4%
ARGENTINA — 0.0% (a)
IRSA Inversiones y Representaciones SA ADR (b)	30	$ 108
AUSTRALIA — 5.2%
29Metals, Ltd. (b)	35,626	42,504
Abacus Property Group REIT (c)	78,325	138,421
Accent Group, Ltd.	61,268	52,242
Adbri, Ltd.	53,726	89,406
AGL Energy, Ltd.	116,187	659,142
Alkane Resources, Ltd. (b)	52,614	22,432
Allkem, Ltd. (b)	92,004	652,278
ALS, Ltd.	102,972	756,237
Altium, Ltd.	17,678	327,125
Alumina, Ltd.	373,383	376,149
AMP, Ltd. (b)	550,600	361,582
Ampol, Ltd.	39,298	925,007
Ansell, Ltd.	20,526	313,911
APA Group Stapled Security	190,056	1,472,899
APM Human Services International, Ltd. (b)	44,330	87,488
Appen, Ltd. (c)	17,500	67,510
ARB Corp., Ltd.	11,437	222,098
Arena REIT (c)	54,599	160,317
Aristocrat Leisure, Ltd.	99,132	2,343,620
ASX, Ltd.	31,925	1,793,798
Atlas Arteria, Ltd. Stapled Security	166,235	921,351
AUB Group, Ltd.	14,234	173,052
Aurizon Holdings, Ltd.	317,778	830,376
Aussie Broadband, Ltd. (b)	39,567	90,059
Austal, Ltd.	128,456	158,999
Australia & New Zealand Banking Group, Ltd.	461,173	6,986,278
Australian Agricultural Co., Ltd. (b)	66,789	99,203
Australian Clinical Labs, Ltd.	11,460	36,171
Australian Ethical Investment, Ltd.	10,308	33,031
Australian Strategic Materials, Ltd. (b)	12,000	28,469
AVZ Minerals, Ltd. (b)(c)	378,780	203,165
Bank of Queensland, Ltd.	103,247	473,555
Bapcor, Ltd.	67,346	281,568
Beach Energy, Ltd.	253,907	301,184
Bega Cheese, Ltd.	66,288	174,127
Bellevue Gold, Ltd. (b)(c)	140,988	62,048
Bendigo & Adelaide Bank, Ltd.	87,304	544,514
Betmakers Technology Group, Ltd. (b)(c)	71,137	16,632
BHP Group, Ltd.	834,813	23,679,943
Blackmores, Ltd.	2,400	116,185
BlueScope Steel, Ltd.	79,264	866,644
Security Description	Shares	Value
Boral, Ltd. (c)	57,787	$ 102,919
Boss Energy, Ltd. (b)	52,162	63,488
BrainChip Holdings, Ltd. (b)(c)	199,776	109,901
Brambles, Ltd.	232,735	1,714,031
Breville Group, Ltd. (c)	15,270	188,902
Brickworks, Ltd.	10,320	131,570
BWP Trust REIT (c)	72,112	192,897
Calix, Ltd. (b)	20,810	87,577
Capricorn Metals, Ltd. (b)	37,286	80,252
carsales.com, Ltd.	41,868	529,458
Centuria Capital Group	89,988	112,003
Centuria Industrial REIT	113,993	220,268
Centuria Office REIT (c)	90,435	105,719
Chalice Mining, Ltd. (b)	45,916	119,350
Challenger, Ltd.	95,059	447,113
Champion Iron, Ltd.	51,740	191,771
Charter Hall Group REIT (c)	74,687	556,213
Charter Hall Long Wale REIT (c)	111,685	327,937
Charter Hall Retail REIT	83,468	216,386
Charter Hall Social Infrastructure REIT (c)	79,445	184,651
City Chic Collective, Ltd. (b)	24,622	30,984
Cleanaway Waste Management, Ltd.	360,005	623,845
Clinuvel Pharmaceuticals, Ltd. (c)	6,455	65,916
Cochlear, Ltd.	12,515	1,710,000
Codan, Ltd.	10,768	51,536
Coles Group, Ltd.	219,787	2,691,742
Collins Foods, Ltd.	13,982	95,282
Commonwealth Bank of Australia	281,396	17,488,709
Computershare, Ltd.	87,523	1,482,963
Core Lithium, Ltd. (b)(c)	235,103	154,394
Coronado Global Resources, Inc. CDI (d)	112,917	128,506
Corporate Travel Management, Ltd. (b)	19,528	248,695
Costa Group Holdings, Ltd.	76,579	150,606
Credit Corp. Group, Ltd.	10,877	151,686
Cromwell Property Group REIT (c)	181,739	94,355
CSL, Ltd.	79,236	14,660,176
CSR, Ltd.	70,162	195,882
Data#3, Ltd.	21,811	69,892
De Grey Mining, Ltd. (b)	195,324	108,123
Deterra Royalties, Ltd.	98,307	286,627
Dexus REIT	171,550	1,047,541
Dexus Industria REIT (c)	27,326	50,735
Dicker Data, Ltd. (c)	13,173	100,005
Domain Holdings Australia, Ltd.	51,929	107,484
Domino's Pizza Enterprises, Ltd.	9,484	443,474
Downer EDI, Ltd.	102,742	356,785

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Eagers Automotive, Ltd.	22,732	$ 151,940
Eclipx Group, Ltd. (b)	45,962	72,693
Elders, Ltd.	26,825	232,238
EML Payments, Ltd. (b)(c)	43,295	36,619
Endeavour Group, Ltd.	223,384	1,162,828
EVENT Hospitality and Entertainment, Ltd. (b)	18,245	163,728
Evolution Mining, Ltd.	297,151	486,319
Firefinch, Ltd. (b)	180,320	24,799
Flight Centre Travel Group, Ltd. (b)(c)	25,600	305,603
Fortescue Metals Group, Ltd.	278,553	3,357,819
G8 Education, Ltd.	123,292	89,445
GDI Property Group Partnership REIT (c)	67,675	42,348
Genworth Mortgage Insurance Australia, Ltd.	52,077	82,365
Glencore PLC (b)	1,630,098	8,811,522
Gold Road Resources, Ltd. (c)	127,737	99,257
Goodman Group REIT	276,574	3,392,921
GPT Group REIT	310,254	900,321
GrainCorp, Ltd. Class A	34,811	227,648
Grange Resources, Ltd.	84,209	73,252
Growthpoint Properties Australia, Ltd. REIT	38,972	91,385
GUD Holdings, Ltd.	22,661	124,507
GWA Group, Ltd.	32,768	44,277
Hansen Technologies, Ltd.	29,249	104,588
Harvey Norman Holdings, Ltd.	95,564	243,801
Healius, Ltd.	100,912	254,669
Home Consortium, Ltd. REIT	27,298	84,659
HomeCo Daily Needs REIT (c)	230,064	202,501
HUB24, Ltd. (c)	11,376	158,566
IDP Education, Ltd.	34,309	561,975
IGO, Ltd.	109,942	751,480
Iluka Resources, Ltd.	73,913	479,800
Imdex, Ltd.	53,000	67,242
Imugene, Ltd. (b)(c)	646,853	80,066
Incitec Pivot, Ltd.	337,899	769,099
Ingenia Communities Group REIT	49,167	134,563
Inghams Group, Ltd.	49,503	87,825
Insignia Financial, Ltd.	99,811	184,628
Insurance Australia Group, Ltd.	397,075	1,190,492
Integral Diagnostics, Ltd.	37,623	78,391
InvoCare, Ltd.	23,100	166,154
ioneer, Ltd. (b)	192,776	54,351
IPH, Ltd.	44,341	248,807
IRESS, Ltd.	27,996	221,584
Irongate Group REIT	126,513	165,294
JB Hi-Fi, Ltd.	18,930	500,642
Jervois Global, Ltd. (b)	208,121	75,851
Johns Lyng Group, Ltd.	32,604	128,692
Security Description	Shares	Value
Judo Capital Holdings, Ltd. (b)	89,055	$ 73,793
Jumbo Interactive, Ltd.	6,701	65,525
Karoon Energy, Ltd. (b)	70,000	83,756
Kelsian Group, Ltd.	17,921	70,243
Kogan.com, Ltd. (b)(c)	10,762	20,573
Lake Resources NL (b)(c)	185,984	100,395
LendLease Corp., Ltd. Stapled Security	111,562	698,879
Leo Lithium, Ltd. (b)(c)	128,800	49,156
Lifestyle Communities, Ltd.	11,878	110,839
Link Administration Holdings, Ltd.	83,066	216,486
Liontown Resources, Ltd. (b)(c)	265,944	192,935
Lottery Corp., Ltd. (b)	355,299	1,104,333
Lovisa Holdings, Ltd.	8,077	76,703
Lynas Rare Earths, Ltd. (b)	144,700	868,661
MA Financial Group, Ltd.	8,793	27,209
Maas Group Holdings, Ltd.	10,192	25,441
Macquarie Group, Ltd.	59,125	6,688,534
Magellan Financial Group, Ltd.	22,170	196,968
Mayne Pharma Group, Ltd. (b)(c)	178,522	30,690
McMillan Shakespeare, Ltd.	10,424	69,817
Medibank Pvt, Ltd.	454,155	1,014,974
Megaport, Ltd. (b)(c)	20,407	76,479
Mesoblast, Ltd. (b)(c)	73,703	30,916
Metcash, Ltd. (c)	150,901	439,972
Mincor Resources NL (b)	58,525	67,209
Mineral Resources, Ltd. (b)	28,028	930,330
Mirvac Group REIT (c)	632,201	858,598
Monadelphous Group, Ltd. (c)	13,496	92,341
Mount Gibson Iron, Ltd. (c)	98,191	36,461
Nanosonics, Ltd. (b)	34,472	79,648
National Australia Bank, Ltd.	533,273	10,044,056
National Storage REIT (c)	177,235	260,814
Nearmap, Ltd. (b)(c)	42,091	29,812
Neometals, Ltd. (b)(c)	74,951	46,644
Netwealth Group, Ltd.	16,421	137,310
New Hope Corp., Ltd. (c)	83,313	198,224
Newcrest Mining, Ltd.	135,777	1,950,438
Newcrest Mining, Ltd.	11,033	154,297
NEXTDC, Ltd. (b)	71,618	524,000
nib holdings, Ltd.	89,046	451,896
Nick Scali, Ltd.	7,545	42,856
Nine Entertainment Co. Holdings, Ltd.	253,061	317,582
Northern Star Resources, Ltd.	188,389	886,093
Novonix, Ltd. (b)	35,826	56,170
NRW Holdings, Ltd.	47,497	55,361
Nufarm, Ltd.	72,045	252,168
Objective Corp., Ltd.	2,964	27,984
OceanaGold Corp. (b)	131,800	252,371

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Omni Bridgeway, Ltd. (b)	33,098	$ 80,797
oOh!media, Ltd.	161,946	134,748
Orica, Ltd.	66,991	726,467
Origin Energy, Ltd.	283,693	1,117,817
Orora, Ltd.	139,332	349,713
OZ Minerals, Ltd.	57,611	703,584
Pact Group Holdings, Ltd.	44,824	55,636
Paladin Energy, Ltd. (b)	405,086	161,563
Pendal Group, Ltd.	46,433	141,129
Pepper Money, Ltd.	84,260	68,371
Perenti Global, Ltd.	51,384	23,144
Perpetual, Ltd.	8,866	176,073
Perseus Mining, Ltd.	186,940	203,751
PEXA Group, Ltd. (b)	13,165	125,745
Pilbara Minerals, Ltd. (b)	499,501	786,574
Pinnacle Investment Management Group, Ltd. (c)	13,754	66,489
Platinum Asset Management, Ltd.	87,073	104,184
PointsBet Holdings, Ltd. (b)(c)	23,912	44,067
PolyNovo, Ltd. (b)(c)	74,443	69,363
Premier Investments, Ltd.	16,862	223,439
Pro Medicus, Ltd.	7,353	213,628
PWR Holdings, Ltd.	12,163	52,860
Qantas Airways, Ltd. (b)	148,188	455,500
QBE Insurance Group, Ltd.	244,065	2,039,150
Qube Holdings, Ltd.	292,506	549,117
Ramelius Resources, Ltd.	102,763	61,479
Ramsay Health Care, Ltd.	30,195	1,520,726
REA Group, Ltd.	8,474	651,650
Red 5, Ltd. (b)	342,900	58,949
Reece, Ltd.	48,002	454,858
Regis Resources, Ltd.	121,027	108,191
Rio Tinto PLC	185,257	11,061,406
Rio Tinto, Ltd.	61,061	4,312,229
Rural Funds Group REIT (c)	76,850	132,643
Sandfire Resources, Ltd.	81,203	248,485
Santos, Ltd.	529,260	2,700,477
Sayona Mining, Ltd. (b)(c)	845,068	87,167
Scentre Group REIT	855,931	1,524,425
SEEK, Ltd.	55,446	800,676
Select Harvests, Ltd. (c)	16,224	52,435
Seven Group Holdings, Ltd.	24,216	276,592
Seven West Media, Ltd. (b)	154,264	43,493
SG Fleet Group, Ltd.	15,018	22,203
Shopping Centres Australasia Property Group REIT	173,786	328,636
Sigma Healthcare, Ltd. (c)	183,261	73,091
Silver Lake Resources, Ltd. (b)	138,597	115,321
SiteMinder, Ltd. (b)	35,031	84,553
SmartGroup Corp., Ltd.	16,016	67,292
SolGold PLC (b)(c)	80,170	28,430
Sonic Healthcare, Ltd.	73,480	1,667,947
South32, Ltd. (e)	10,757	28,740
Security Description	Shares	Value
South32, Ltd. (e)	744,586	$ 2,017,338
Southern Cross Media Group, Ltd.	24,760	16,941
St Barbara, Ltd.	100,779	51,976
Star Entertainment Group, Ltd. (b)	137,389	263,587
Steadfast Group, Ltd.	164,053	566,312
Stockland REIT (c)	386,635	959,789
Suncorp Group, Ltd.	208,213	1,572,091
Super Retail Group, Ltd.	23,661	138,136
Syrah Resources, Ltd. (b)	102,414	86,975
Tabcorp Holdings, Ltd.	355,299	260,202
Tassal Group, Ltd.	28,059	92,422
Technology One, Ltd.	42,590	313,664
Telix Pharmaceuticals, Ltd. (b)	22,367	69,674
Telstra Corp., Ltd.	667,003	1,765,859
Temple & Webster Group, Ltd. (b)(c)	8,580	19,588
Transurban Group Stapled Security	505,092	4,994,556
Treasury Wine Estates, Ltd.	115,747	903,385
Tyro Payments, Ltd. (b)	40,390	16,665
United Malt Grp, Ltd.	70,342	158,172
Uniti Group, Ltd. (b)	100,180	338,933
Ventia Services Group Pty, Ltd.	41,497	71,053
Vicinity Centres REIT	638,097	805,175
Viva Energy Group, Ltd. (d)	128,374	255,119
Vulcan Energy Resources, Ltd. (b)(c)	11,701	43,610
Vulcan Steel, Ltd.	8,527	44,856
Washington H Soul Pattinson & Co., Ltd.	35,700	577,886
Waypoint REIT, Ltd. (c)	110,238	175,868
Webjet, Ltd. (b)(c)	56,729	208,312
Wesfarmers, Ltd.	186,556	5,376,435
West African Resources, Ltd. (b)	174,419	145,126
Westgold Resources, Ltd.	74,307	60,550
Westpac Banking Corp.	594,178	7,967,438
Whitehaven Coal, Ltd.	144,945	482,410
WiseTech Global, Ltd.	23,862	621,070
Woodside Energy Group, Ltd.	310,751	6,803,824
Woolworths Group, Ltd.	199,358	4,880,352
Worley, Ltd.	50,969	499,095
Zip Co., Ltd. (b)(c)	122,254	36,990
		231,121,000
AUSTRIA — 0.2%
Agrana Beteiligungs AG	3,687	65,528
ams-OSRAM AG (b)	48,221	433,075
ANDRITZ AG	11,545	463,960
AT&S Austria Technologie & Systemtechnik AG	4,273	227,828
BAWAG Group AG (d)	13,644	572,847

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CA Immobilien Anlagen AG (b)	8,392	$ 265,396
DO & Co. AG (b)	1,342	111,538
Erste Group Bank AG	57,175	1,446,521
EVN AG	5,757	121,577
FACC AG (b)(c)	6,220	44,283
IMMOFINANZ AG	12,435	188,242
Kontron AG	8,066	118,562
Lenzing AG (c)	2,503	201,752
Mondi PLC (e)	62,386	1,102,376
Mondi PLC (c)(e)	15,186	268,069
Oesterreichische Post AG (c)	5,472	155,603
OMV AG	23,713	1,109,634
Palfinger AG	2,748	62,629
Porr AG	3,398	43,553
Raiffeisen Bank International AG	26,294	284,237
S IMMO AG	7,618	181,186
Schoeller-Bleckmann Oilfield Equipment AG	2,703	151,748
Semperit AG Holding (c)	2,674	51,606
Strabag SE	3,504	148,545
Telekom Austria AG	27,016	179,349
UNIQA Insurance Group AG	23,821	167,851
Verbund AG	10,963	1,069,909
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	177,791
Voestalpine AG	19,358	410,423
Wienerberger AG	19,402	415,413
		10,241,031
BELGIUM — 0.6%
Ackermans & van Haaren NV	3,874	577,135
Aedifica SA REIT	6,002	574,143
Ageas SA/NV	27,846	1,222,105
AGFA-Gevaert NV (b)	20,285	74,542
Anheuser-Busch InBev SA/NV	140,675	7,553,447
Barco NV	11,307	238,309
Befimmo SA REIT	6,132	302,585
Bekaert SA	5,874	190,739
bpost SA	27,427	161,575
Cie d'Entreprises CFE (b)	1,142	9,850
Cofinimmo SA REIT	5,191	562,230
D'ieteren Group	4,009	585,093
Dredging Environmental & Marine Engineering NV	1,142	125,360
Econocom Group SA	27,987	97,725
Elia Group SA (c)	5,432	767,785
Etablissements Franz Colruyt NV	8,622	233,910
Euronav NV	32,908	395,298
Fagron	9,324	150,506
Galapagos NV (b)	7,802	432,626
Gimv NV	4,562	251,344
Security Description	Shares	Value
Groupe Bruxelles Lambert SA	17,651	$ 1,470,354
Immobel SA	500	31,520
Intervest Offices & Warehouses NV REIT	5,766	150,702
Ion Beam Applications	4,121	67,037
KBC Ancora	5,707	208,943
KBC Group NV	40,494	2,266,586
Kinepolis Group NV (b)	2,953	141,456
Melexis NV	3,801	272,004
Mithra Pharmaceuticals SA (b)(c)	8,258	62,764
Montea NV REIT	1,662	158,637
Ontex Group NV (b)	20,660	161,345
Orange Belgium SA (b)	3,420	64,072
Proximus SADP	25,813	379,561
Recticel SA	8,030	119,544
Retail Estates NV REIT	1,714	113,786
Shurgard Self Storage SA	4,330	201,216
Sofina SA	2,499	509,453
Solvay SA	11,903	962,169
Telenet Group Holding NV	9,284	192,275
Tessenderlo Group SA (b)	3,925	123,922
UCB SA	20,365	1,716,873
Umicore SA	33,743	1,175,417
Van de Velde NV	2,134	76,858
VGP NV	1,371	217,863
Warehouses De Pauw CVA REIT	23,964	751,595
X-Fab Silicon Foundries SE (b)(d)	6,093	39,589
Xior Student Housing NV REIT	3,232	140,393
		26,282,241
BRAZIL — 1.4%
3R Petroleum Oleo E Gas SA (b)	31,240	209,981
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	72,400	38,765
AES Brasil Energia SA	33,800	68,900
Aliansce Sonae Shopping Centers SA	20,000	61,230
Alpargatas SA Preference Shares	41,207	150,819
Alupar Investimento SA	19,900	98,749
Ambev SA	761,967	1,952,473
Ambipar Participacoes e Empreendimentos S/A	11,000	46,971
Americanas SA	120,142	308,542
Anima Holding SA (b)	73,989	55,179
Arezzo Industria e Comercio SA	12,117	161,152
Armac Locacao Logistica E Servicos SA	35,900	83,341
Atacadao SA	79,800	254,380
Auren Energia SA	48,330	125,875

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Azul SA Preference Shares (b)	39,000	$ 92,327
B3 SA - Brasil Bolsa Balcao	989,503	2,073,823
Banco ABC Brasil SA Preference Shares	16,392	48,648
Banco Bradesco SA Preference Shares	837,182	2,753,546
Banco Bradesco SA	247,940	681,788
Banco BTG Pactual SA	183,208	781,606
Banco do Brasil SA	144,600	922,993
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	21,600	37,009
Banco Pan SA Preference Shares	45,500	53,161
Banco Santander Brasil SA	66,000	363,606
BB Seguridade Participacoes SA	110,400	548,047
Blau Farmaceutica SA (b)	18,200	87,216
Boa Vista Servicos SA	62,800	64,248
BR Malls Participacoes SA	145,082	208,629
BR Properties SA	23,500	39,770
Bradespar SA Preference Shares	47,336	228,468
Braskem SA Class A, Preference Shares	30,800	219,333
BRF SA (b)	137,309	356,831
Camil Alimentos SA	18,200	34,246
CCR SA	221,300	530,245
Centrais Eletricas Brasileiras SA	112,319	992,291
Centrais Eletricas Brasileiras SA Class B, Preference Shares	52,400	467,942
Cia Brasileira de Aluminio	56,800	125,777
Cia Brasileira de Distribuicao	47,300	147,794
Cia de Locacao das Americas	49,500	224,430
Cia de Saneamento Basico do Estado de Sao Paulo	62,700	505,609
Cia de Saneamento de Minas Gerais-COPASA	25,800	56,835
Cia de Saneamento do Parana Preference Shares	41,300	29,616
Cia de Saneamento do Parana	20,500	71,503
Cia Energetica de Minas Gerais Preference Shares	232,804	462,096
Cia Energetica do Ceara Class A, Preference Shares	1,500	14,184
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	4,400	39,150
Cia Paranaense de Energia Preference Shares	123,000	160,646
Cia Paranaense de Energia	8,700	55,633
Cia Siderurgica Nacional SA	121,800	359,616
Security Description	Shares	Value
Cielo SA	206,639	$ 148,179
CM Hospitalar SA	38,500	101,009
Cogna Educacao (b)	280,063	114,608
Cosan SA	174,080	605,849
Cruzeiro do Sul Educacional SA	39,700	22,092
CVC Brasil Operadora e Agencia de Viagens SA (b)	50,184	66,983
Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,400	104,877
Dexco SA	47,080	88,858
EcoRodovias Infraestrutura e Logistica SA (b)	81,929	89,301
EDP - Energias do Brasil SA	41,700	163,548
Embraer SA (b)	123,400	269,951
Enauta Participacoes SA	35,800	120,282
Energisa SA	35,700	275,458
Eneva SA (b)	170,312	481,027
Engie Brasil Energia SA	28,066	221,654
Equatorial Energia SA	174,133	760,538
ERO Copper Corp. (b)	12,000	101,120
Ez Tec Empreendimentos e Participacoes SA	13,200	36,474
Fleury SA	24,200	75,431
Gerdau SA Preference Shares	170,100	726,986
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,856	46,579
GPS Participacoes e Empreendimentos SA (d)	31,500	63,549
Grendene SA	42,700	57,402
Grupo De Mona Soma SA	81,572	143,507
Grupo Mateus SA (b)	120,500	77,884
Grupo SBF SA	10,267	37,165
Guararapes Confeccoes SA	16,300	21,133
Hapvida Participacoes e Investimentos SA (d)	730,170	763,757
Hidrovias do Brasil SA (b)	120,200	51,947
Hospital Mater Dei SA	44,500	64,927
Hypera SA	65,900	479,369
Iguatemi SA (e)	38,285	131,705
Iguatemi SA (e)	8,505	3,757
Infracommerce CXAAS SA (b)	44,400	38,037
Instituto Hermes Pardini SA	9,200	35,168
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	24,100	113,876
Inter & Co., Inc. (b)	1,213	3,235
Iochpe Maxion SA	18,100	54,375
IRB Brasil Resseguros SA (b)	214,993	83,457
Itau Unibanco Holding SA Preference Shares	767,303	3,326,308
Itausa SA Preference Shares	746,503	1,190,533
JHSF Participacoes SA	32,024	35,702

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Klabin SA	124,628	$ 481,405
Light SA	74,600	82,454
Localiza Rent a Car SA	89,666	898,640
Locaweb Servicos de Internet SA (b)(d)	60,765	65,303
LOG Commercial Properties e Participacoes SA	7,400	25,853
Lojas Quero Quero S/A	30,200	32,917
Lojas Renner SA	165,249	714,785
M Dias Branco SA	11,500	57,396
Magazine Luiza SA	460,961	206,264
Mahle-Metal Leve SA	4,100	18,181
Marcopolo SA Preference Shares	86,300	40,762
Marfrig Global Foods SA	58,600	135,702
Meliuz SA (b)(d)	95,334	19,689
Metalurgica Gerdau SA Preference Shares	111,300	203,256
Minerva SA	36,335	92,202
Movida Participacoes SA	19,000	47,414
MRV Engenharia e Participacoes SA	49,600	74,076
Multilaser Industrial SA	93,200	70,576
Multiplan Empreendimentos Imobiliarios SA	56,314	236,371
Natura & Co. Holding SA	151,037	387,597
Odontoprev SA	38,060	68,049
Omega Energia SA (b)	88,637	203,395
Oncoclinicas do Brasil Servicos Medicos SA (b)	76,500	66,707
Pet Center Comercio e Participacoes SA	54,208	102,933
Petro Rio SA (b)	99,310	417,602
Petroleo Brasileiro SA Preference Shares	752,300	4,017,963
Petroleo Brasileiro SA	599,300	3,499,913
Qualicorp Consultoria e Corretora de Seguros SA	32,700	69,721
Raia Drogasil SA	161,100	591,481
Randon SA Implementos e Participacoes Preference Shares	25,700	46,098
Rede D'Or Sao Luiz SA (d)	64,200	355,777
Rumo SA	218,271	666,569
Santos Brasil Participacoes SA	104,381	130,141
Sao Martinho SA	33,600	233,426
Sendas Distribuidora SA	141,300	385,576
SIMPAR SA	66,400	117,831
SLC Agricola SA	14,520	122,531
Smartfit Escola de Ginastica e Danca SA (b)	44,300	85,475
Sul America SA	45,059	190,422
Suzano SA	120,809	1,147,922
Telefonica Brasil SA	86,285	776,482
TIM SA	149,700	365,272
TOTVS SA	88,001	391,418
Security Description	Shares	Value
Transmissora Alianca de Energia Eletrica SA	28,600	$ 211,214
Tres Tentos Agroindustrial SA	17,015	26,030
Tupy SA	11,000	46,760
Ultrapar Participacoes SA	126,800	298,484
Unipar Carbocloro SA Class B, Preference Shares	8,470	147,552
Vale SA	650,218	9,519,297
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	61,200	137,042
Via SA (b)	171,980	63,143
Vibra Energia SA	180,800	577,722
Vivara Participacoes SA	13,600	57,162
WEG SA	257,340	1,301,598
Wheaton Precious Metals Corp.	74,000	2,660,661
Yara International ASA	26,702	1,112,431
YDUQS Participacoes SA	42,100	105,221
		63,060,480
BURKINA FASO — 0.0% (a)
IAMGOLD Corp. (b)	86,200	138,326
CANADA — 7.5%
Absolute Software Corp.	12,200	104,981
Advantage Energy, Ltd. (b)(c)	43,000	266,677
Aecon Group, Inc. (c)	12,400	126,216
Ag Growth International, Inc. (c)	4,900	112,780
Agnico Eagle Mines, Ltd.	74,708	3,412,377
Air Canada (b)(c)	28,900	359,360
AirBoss of America Corp. (c)	4,300	51,769
Alamos Gold, Inc. Class A	63,261	442,844
Algoma Steel Group, Inc.	10,000	89,151
Algonquin Power & Utilities Corp. (c)	108,375	1,453,457
Alimentation Couche-Tard, Inc.	139,600	5,433,789
Allied Properties Real Estate Investment Trust	10,000	257,297
AltaGas, Ltd.	44,500	936,951
Altius Minerals Corp.	8,500	119,532
Altus Group, Ltd.	6,800	235,057
Anaergia, Inc. (b)	3,300	17,268
Andlauer Healthcare Group, Inc. (c)	4,000	135,633
ARC Resources, Ltd.	111,985	1,408,982
Aritzia, Inc. (b)	14,200	383,635
Artis Real Estate Investment Trust	14,000	127,633
Atco, Ltd. Class I	11,700	399,992
Athabasca Oil Corp. (b)	85,600	165,234
Atlas Corp. (c)	16,000	171,360
ATS Automation Tooling Systems, Inc. (b)	11,900	326,110
Aurora Cannabis, Inc. (b)(c)	33,341	43,939

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
AutoCanada, Inc. (b)	3,300	$ 62,830
Aya Gold & Silver, Inc. (b)	17,600	89,504
B2Gold Corp.	170,800	577,300
Badger Infrastructure Solutions, Ltd. (c)	7,200	157,625
Ballard Power Systems, Inc. (b)(c)	40,700	256,515
Bank of Montreal (c)	105,887	10,160,621
Bank of Nova Scotia	198,900	11,746,348
Barrick Gold Corp. (e)	247,917	4,374,271
Barrick Gold Corp. (e)	45,552	803,555
Baytex Energy Corp. (b)	105,400	510,679
BCE, Inc.	19,479	955,414
Birchcliff Energy, Ltd.	43,800	297,105
BlackBerry, Ltd. (b)	94,500	508,415
Boardwalk Real Estate Investment Trust	4,500	146,099
Bombardier, Inc. Class B (b)	13,972	209,263
Boralex, Inc. Class A	13,500	448,762
Boyd Group Services, Inc.	3,600	386,973
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (c)	1,107	49,199
Brookfield Asset Management, Inc. Class A	232,725	10,330,504
Brookfield Infrastructure Corp. Class A	16,050	679,725
BSR Real Estate Investment Trust	5,000	73,569
CAE, Inc. (b)	51,300	1,261,472
Calibre Mining Corp. (b)	95,400	71,738
Cameco Corp.	64,600	1,355,150
Canaccord Genuity Group, Inc.	20,300	132,663
Canada Goose Holdings, Inc. (b)(c)	9,200	165,606
Canadian Apartment Properties REIT	14,000	486,437
Canadian Imperial Bank of Commerce	147,600	7,152,584
Canadian National Railway Co.	114,600	12,863,238
Canadian Natural Resources, Ltd.	192,600	10,327,642
Canadian Pacific Railway, Ltd.	152,100	10,601,427
Canadian Tire Corp., Ltd. Class A (c)	9,300	1,170,836
Canadian Utilities, Ltd. Class A	21,900	651,762
Canadian Western Bank	13,700	276,453
Canfor Corp. (b)	11,300	196,663
Canopy Growth Corp. (b)(c)	42,000	119,167
Capital Power Corp.	21,700	757,174
Capstone Mining Corp. (b)(c)	56,300	141,847
Cardinal Energy, Ltd. (c)	20,900	117,142
Cargojet, Inc.	1,600	176,763
Security Description	Shares	Value
Cascades, Inc.	17,800	$ 139,784
CCL Industries, Inc. Class B	24,300	1,146,100
Celestica, Inc. (b)	17,400	168,881
Cenovus Energy, Inc.	228,513	4,338,372
Centerra Gold, Inc.	38,100	257,850
CGI, Inc. (b)	35,100	2,790,150
Choice Properties Real Estate Investment Trust	26,600	289,724
Chorus Aviation, Inc. (b)(c)	11,000	27,885
CI Financial Corp.	30,900	327,457
Cineplex, Inc. (b)(c)	8,600	72,069
Cogeco Communications, Inc. (c)	2,900	195,746
Cogeco, Inc.	1,700	89,945
Colliers International Group, Inc. (c)	6,000	655,979
Columbia Care, Inc. (b)	58,000	76,887
Constellation Software, Inc.	3,300	4,888,462
Converge Technology Solutions Corp. (b)	36,000	143,168
Corby Spirit and Wine, Ltd.	1,300	17,384
Corus Entertainment, Inc. Class B (c)	42,500	116,303
Crescent Point Energy Corp. (c)	95,000	673,863
Crew Energy, Inc. (b)	23,200	83,092
Crombie Real Estate Investment Trust	10,200	127,544
Cronos Group, Inc. (b)(c)	33,600	93,771
CT Real Estate Investment Trust	8,000	102,764
Definity Financial Corp.	13,300	343,030
Denison Mines Corp. (b)(c)	149,500	147,188
dentalcorp Holdings, Ltd. (b)	16,600	153,266
Descartes Systems Group, Inc. (b)	13,400	830,936
Docebo, Inc. (b)	3,100	88,846
Dollarama, Inc.	46,600	2,677,617
Dream Industrial Real Estate Investment Trust	20,400	191,040
Dream Office Real Estate Investment Trust	6,000	90,143
DREAM Unlimited Corp. Class A	4,365	107,776
Dundee Precious Metals, Inc.	35,800	177,897
Dye & Durham, Ltd. (c)	8,800	148,378
ECN Capital Corp.	41,500	177,267
Element Fleet Management Corp.	68,200	709,519
Emera, Inc.	41,700	1,949,308
Empire Co., Ltd. Class A	27,300	839,137
Enbridge, Inc.	334,100	14,079,364
Endeavour Silver Corp. (b)(c)	40,100	125,589
Enerflex, Ltd.	21,200	99,759
Enerplus Corp.	43,000	567,022
Enghouse Systems, Ltd.	7,000	154,277

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Enthusiast Gaming Holdings, Inc. (b)	23,800	$ 47,048
EQB, Inc.	4,400	181,294
Equinox Gold Corp. (b)(c)	41,218	183,411
Evertz Technologies, Ltd.	3,400	34,397
Exchange Income Corp. (c)	4,200	137,205
Extendicare, Inc. (c)	19,700	104,765
Fairfax Financial Holdings, Ltd.	4,000	2,115,121
Fiera Capital Corp. (c)	16,100	116,074
Filo Mining Corp. (b)(c)	10,000	137,990
Finning International, Inc.	25,800	541,821
First Capital Real Estate Investment Trust	19,000	220,644
First Majestic Silver Corp.	46,100	329,860
First National Financial Corp. (c)	2,400	61,602
FirstService Corp.	6,300	762,574
Fortis, Inc.	76,494	3,608,403
Fortuna Silver Mines, Inc. (b)	53,863	152,827
Franco-Nevada Corp.	30,831	4,046,905
Freehold Royalties, Ltd. (c)	22,400	221,230
GDI Integrated Facility Services, Inc. (b)(c)	3,100	109,730
George Weston, Ltd.	12,027	1,401,992
GFL Environmental, Inc. (c)	25,900	665,796
Gibson Energy, Inc.	23,600	436,160
Gildan Activewear, Inc.	32,200	924,850
goeasy, Ltd.	2,100	159,704
GoGold Resources, Inc. (b)	65,900	104,729
Granite Real Estate Investment Trust	5,200	318,260
Great-West Lifeco, Inc.	45,000	1,096,438
H&R Real Estate Investment Trust	23,700	228,741
Headwater Exploration, Inc. (b)	49,000	205,504
HLS Therapeutics, Inc. (c)	2,600	24,530
Home Capital Group, Inc. (c)	8,283	156,420
Hudbay Minerals, Inc.	39,600	161,169
Hut 8 Mining Corp. (b)(c)	28,200	38,039
Hydro One, Ltd. (d)	58,400	1,566,901
iA Financial Corp., Inc.	17,300	858,596
IGM Financial, Inc. (c)	13,500	361,061
Imperial Oil, Ltd.	39,000	1,834,583
Innergex Renewable Energy, Inc.	21,800	292,368
Intact Financial Corp.	28,600	4,025,440
Interfor Corp. (b)	9,800	197,071
InterRent Real Estate Investment Trust	14,312	133,029
Ivanhoe Mines, Ltd. Class A (b)	96,900	556,633
Jamieson Wellness, Inc. (d)	5,900	163,789
K92 Mining, Inc. (b)(c)	38,400	231,302
Kelt Exploration, Ltd. (b)	22,000	104,376
Keyera Corp. (c)	38,600	879,755
Security Description	Shares	Value
Killam Apartment Real Estate Investment Trust	9,200	$ 122,315
Kinaxis, Inc. (b)(c)	4,500	484,763
Kinross Gold Corp.	202,100	717,561
Knight Therapeutics, Inc. (b)	26,600	110,116
Labrador Iron Ore Royalty Corp. (c)	9,300	204,392
Largo, Inc. (b)(c)	4,440	30,255
Lassonde Industries, Inc. Class A	400	36,919
Laurentian Bank of Canada	7,900	236,887
LifeWorks, Inc.	11,500	275,297
Lightspeed Commerce, Inc. (b)	21,900	487,251
Linamar Corp.	7,000	295,965
Lion Electric Co. (b)(c)	6,500	27,311
Lithium Americas Corp. (b)(c)	23,000	462,336
Loblaw Cos., Ltd.	26,900	2,420,885
Lundin Gold, Inc. (b)	18,100	129,652
MAG Silver Corp. (b)	14,400	175,374
Magna International, Inc.	45,800	2,509,511
Magnet Forensics, Inc. (b)	3,500	46,858
Major Drilling Group International, Inc. (b)	12,200	85,403
Manulife Financial Corp.	320,400	5,543,880
Maple Leaf Foods, Inc.	13,900	272,731
Martinrea International, Inc.	17,800	114,670
Maverix Metals, Inc. (c)	11,300	48,881
MEG Energy Corp. (b)	44,900	620,271
Methanex Corp.	10,500	400,236
Metro, Inc.	39,457	2,113,325
Minto Apartment Real Estate Investment Trust (d)	6,300	71,500
Morguard Corp.	1,200	101,399
Morguard North American Residential Real Estate Investment Trust	5,100	64,761
MTY Food Group, Inc. (c)	4,300	170,840
Mullen Group, Ltd. (c)	18,900	165,418
NanoXplore, Inc. (b)	15,200	38,767
National Bank of Canada (c)	55,000	3,601,574
Neighbourly Pharmacy, Inc. (c)	2,400	45,583
New Gold, Inc. (b)	124,900	132,651
New Pacific Metals Corp. (b)	9,100	25,890
NexGen Energy, Ltd. (b)(c)	68,300	244,619
NFI Group, Inc. (c)	12,700	131,829
North West Co., Inc.	8,900	229,684
Northland Power, Inc.	36,500	1,084,290
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	190,724
Novagold Resources, Inc. (b)(c)	41,600	198,333
Nutrien, Ltd.	92,018	7,312,504
Nuvei Corp. (b)(c)(d)	10,800	389,485
NuVista Energy, Ltd. (b)	41,100	328,813

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Obsidian Energy, Ltd. (b)	11,300	$ 87,075
Onex Corp.	12,000	596,302
Open Text Corp.	43,400	1,638,161
Organigram Holdings, Inc. (b)(c)	32,100	29,364
Orla Mining, Ltd. (b)(c)	36,500	99,601
Osisko Gold Royalties, Ltd.	28,198	283,740
Osisko Mining, Inc. (b)	60,500	143,517
Pan American Silver Corp.	36,600	717,558
Paramount Resources, Ltd. Class A	13,400	319,327
Parex Resources, Inc.	20,900	353,207
Park Lawn Corp. (c)	6,600	174,165
Parkland Corp.	24,173	655,132
Pason Systems, Inc.	21,600	244,307
Pembina Pipeline Corp.	89,948	3,172,707
Pet Valu Holdings, Ltd.	7,100	170,076
Peyto Exploration & Development Corp.	27,200	253,877
Pollard Banknote, Ltd. (c)	1,300	20,327
Power Corp. of Canada	89,753	2,304,445
PrairieSky Royalty, Ltd.	31,594	397,022
Precision Drilling Corp. (b)	2,200	141,061
Premium Brands Holdings Corp. (c)	6,400	462,852
Primaris Real Estate Investment Trust	5,925	56,175
PyroGenesis Canada, Inc. (b)(c)	24,900	48,065
Quebecor, Inc. Class B	27,300	582,211
Real Matters, Inc. (b)(c)	11,000	43,320
Recipe Unlimited Corp. (b)(c)	1,800	17,443
Restaurant Brands International, Inc.	46,646	2,334,922
Richelieu Hardware, Ltd.	9,200	240,208
RioCan Real Estate Investment Trust	25,100	389,552
Ritchie Bros Auctioneers, Inc.	17,600	1,142,680
Rogers Communications, Inc. Class B	58,000	2,773,317
Rogers Sugar, Inc. (c)	17,400	81,608
Royal Bank of Canada (c)	233,500	22,561,681
Russel Metals, Inc. (c)	10,700	215,833
Sabina Gold & Silver Corp. (b)	54,400	44,703
Sandstorm Gold, Ltd.	35,400	209,664
Saputo, Inc. (c)	39,500	859,541
Savaria Corp. (c)	7,800	78,850
Seabridge Gold, Inc. (b)	12,400	153,324
Secure Energy Services, Inc. (c)	62,000	288,383
Shaw Communications, Inc. Class B	78,008	2,293,766
Shopify, Inc. Class A (b)(c)	186,000	5,799,388
Sienna Senior Living, Inc. (c)	14,400	145,010
Sierra Wireless, Inc. (b)	7,300	170,623
Silvercorp Metals, Inc.	23,700	58,609
Security Description	Shares	Value
SilverCrest Metals, Inc. (b)(c)	26,200	$ 159,847
Slate Grocery REIT Class U	20,300	228,974
Sleep Country Canada Holdings, Inc. (d)	7,500	139,657
SmartCentres Real Estate Investment Trust	12,400	264,255
SNC-Lavalin Group, Inc.	27,900	478,860
Softchoice Corp. Class WI	3,300	57,586
Solaris Resources, Inc. (b)	14,800	85,591
Spartan Delta Corp. (b)	21,000	201,380
Spin Master Corp. (b)(d)	5,800	188,889
Sprott, Inc. (c)	4,870	168,833
SSR Mining, Inc. (c)	34,104	568,422
Stantec, Inc.	17,700	773,753
Stelco Holdings, Inc. (c)	8,200	204,563
Stella-Jones, Inc.	9,600	241,870
StorageVault Canada, Inc.	30,000	137,912
Summit Industrial Income REIT	15,800	209,572
Sun Life Financial, Inc.	94,500	4,320,795
Suncor Energy, Inc.	235,964	8,260,889
SunOpta, Inc. (b)(c)	9,300	71,735
Superior Plus Corp.	29,000	255,390
Surge Energy, Inc.	11,700	82,629
Tamarack Valley Energy, Ltd. (c)	86,000	288,678
TC Energy Corp.	160,536	8,298,415
Teck Resources, Ltd. Class B (b)	75,800	2,312,871
TECSYS, Inc. (c)	1,600	41,540
TELUS Corp.	72,729	1,616,451
TFI International, Inc.	13,500	1,081,402
Thomson Reuters Corp.	27,330	2,843,066
Timbercreek Financial Corp.	17,500	107,853
TMX Group, Ltd.	9,600	974,922
Topaz Energy Corp.	14,600	229,874
Torex Gold Resources, Inc. (b)	16,700	128,686
Toromont Industries, Ltd.	13,400	1,081,183
Toronto-Dominion Bank (c)	300,457	19,660,898
Tourmaline Oil Corp.	50,400	2,615,041
TransAlta Corp.	38,700	440,717
TransAlta Renewables, Inc.	18,000	229,544
Transcontinental, Inc. Class A (c)	13,900	164,975
Trican Well Service, Ltd. (b)	30,700	87,820
Tricon Residential, Inc.	47,000	475,484
Trisura Group, Ltd. (b)(c)	6,800	175,700
Uni-Select, Inc. (b)	6,400	141,897
Vermilion Energy, Inc.	26,100	495,717
Victoria Gold Corp. (b)	10,400	80,543
Well Health Technologies Corp. (b)(c)	27,500	65,448
Wesdome Gold Mines, Ltd. (b)	25,300	218,687
Westshore Terminals Investment Corp. (c)	8,200	203,101

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Whitecap Resources, Inc.	97,700	$ 677,110
Winpak, Ltd.	6,400	218,253
WSP Global, Inc.	18,900	2,132,413
Yamana Gold, Inc.	154,700	718,364
		328,415,203
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	124,041
Antofagasta PLC	63,232	886,949
Banco de Chile	7,052,944	628,608
Banco de Credito e Inversiones SA	9,823	281,647
Banco Santander Chile	10,798,372	427,041
CAP SA	18,785	165,819
Cencosud SA	249,298	310,803
Cencosud Shopping SA	148,562	132,441
Cia Cervecerias Unidas SA	24,209	149,875
Colbun SA	2,338,950	158,557
Embotelladora Andina SA Class B, Preference Shares	91,953	160,730
Empresa Nacional de Telecomunicaciones SA	36,914	113,043
Empresas CMPC SA	202,191	329,120
Empresas COPEC SA	63,993	462,428
Enel Americas SA	3,225,974	299,918
Enel Chile SA	5,627,525	124,640
Engie Energia Chile SA	71,134	27,106
Falabella SA	127,487	292,568
Inversiones Aguas Metropolitanas SA	105,572	36,003
Itau CorpBanca Chile SA	38,993,616	71,464
Lundin Mining Corp.	114,500	724,307
Parque Arauco SA	130,868	99,946
Plaza SA	84,877	64,414
SMU SA	1,137,230	105,607
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	19,840	1,620,041
Vina Concha y Toro SA	73,303	98,195
		7,895,311
CHINA — 9.3%
360 DigiTech, Inc. ADR	12,700	219,710
360 Security Technology, Inc. Class A	81,800	103,955
361 Degrees International, Ltd. (b)	183,000	98,882
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	36,417
3SBio, Inc. (d)	367,000	291,843
AAC Technologies Holdings, Inc. (c)	116,000	266,978
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	113,298
Security Description	Shares	Value
AECC Aero-Engine Control Co., Ltd. Class A	99,703	$ 417,895
AECC Aviation Power Co., Ltd. Class A	35,700	242,342
Agile Group Holdings, Ltd.	174,000	69,627
Agora, Inc. ADR (b)(c)	7,800	51,246
Agricultural Bank of China, Ltd. Class A	953,100	429,337
Agricultural Bank of China, Ltd. Class H	5,015,000	1,891,741
Aier Eye Hospital Group Co., Ltd. Class A	51,300	342,576
Air China, Ltd. Class A (b)	43,000	74,465
Air China, Ltd. Class H (b)(c)	450,000	391,107
Airtac International Group	22,743	758,011
AK Medical Holdings, Ltd. (d)	48,000	35,968
Akeso, Inc. (b)(c)(d)	94,000	276,120
Alibaba Group Holding, Ltd. ADR (b)	6,900	784,392
Alibaba Group Holding, Ltd. (b)	2,427,000	34,609,791
Alibaba Health Information Technology, Ltd. (b)(c)	759,500	522,662
A-Living Smart City Services Co., Ltd. (d)	70,000	112,579
Alphamab Oncology (b)(c)(d)	125,000	128,872
Aluminum Corp. of China, Ltd. Class A (b)	84,600	59,940
Aluminum Corp. of China, Ltd. Class H	636,000	240,720
Angel Yeast Co., Ltd. Class A	12,900	93,803
Anhui Conch Cement Co., Ltd. Class A	28,700	151,030
Anhui Conch Cement Co., Ltd. Class H	200,500	868,745
Anhui Expressway Co., Ltd. Class H	114,000	92,107
Anhui Gujing Distillery Co., Ltd. Class A	2,100	78,203
Anhui Gujing Distillery Co., Ltd. Class B	20,900	326,007
Anhui Kouzi Distillery Co., Ltd. Class A	9,700	84,800
Anhui Yingjia Distillery Co., Ltd. Class A	9,200	89,390
Anjoy Foods Group Co., Ltd. Class A	1,600	40,063
ANTA Sports Products, Ltd.	195,800	2,405,408
Antengene Corp., Ltd. (b)(d)	54,500	48,965
Ascentage Pharma Group International (b)(c)(d)	36,900	100,162
Asia Cement China Holdings Corp.	63,000	34,523
Asiainfo Technologies, Ltd. (d)	35,600	61,337
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	241,401
Autohome, Inc. ADR	12,300	483,759

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Avary Holding Shenzhen Co., Ltd. Class A	11,300	$ 50,919
AVIC Electromechanical Systems Co., Ltd. Class A	142,200	261,951
AviChina Industry & Technology Co., Ltd. Class H	901,000	515,549
AVICOPTER PLC Class A	35,500	239,343
Baidu, Inc. Class A (b)	383,900	7,265,135
Bank of Beijing Co., Ltd. Class A	187,700	127,108
Bank of Chengdu Co., Ltd. Class A	77,900	192,653
Bank of China, Ltd. Class A	249,100	121,128
Bank of China, Ltd. Class H	13,379,000	5,336,630
Bank of Communications Co., Ltd. Class A	379,900	282,197
Bank of Communications Co., Ltd. Class H	1,521,000	1,050,576
Bank of Hangzhou Co., Ltd. Class A	58,900	131,607
Bank of Jiangsu Co., Ltd. Class A	156,780	166,504
Bank of Nanjing Co., Ltd. Class A	96,900	150,607
Bank of Ningbo Co., Ltd. Class A	72,840	389,070
Bank of Shanghai Co., Ltd. Class A	154,800	151,240
Baoshan Iron & Steel Co., Ltd. Class A	184,000	165,222
Baozun, Inc. ADR (b)	9,900	108,306
BeiGene, Ltd. ADR (b)	8,000	1,294,800
Beijing Capital International Airport Co., Ltd. Class H (b)	220,000	149,995
Beijing Dabeinong Technology Group Co., Ltd. Class A (b)	67,200	78,284
Beijing Easpring Material Technology Co., Ltd. Class A	7,100	95,673
Beijing Enterprises Holdings, Ltd.	82,000	291,553
Beijing Enterprises Water Group, Ltd.	820,000	247,663
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	31,656
Beijing Kingsoft Office Software, Inc. Class A	4,000	117,610
Beijing New Building Materials PLC Class A	10,400	53,705
Beijing Roborock Technology Co., Ltd. Class A	1,459	134,209
Beijing Shunxin Agriculture Co., Ltd. Class A	25,800	103,212
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,600	45,632
Security Description	Shares	Value
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	30,000	$ 48,401
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	6,380	147,790
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	357,100	267,391
Betta Pharmaceuticals Co., Ltd. Class A	2,800	25,393
BGI Genomics Co., Ltd. Class A	2,500	26,737
Bilibili, Inc. ADR (b)	25,600	655,360
Bilibili, Inc. Class Z (b)	4,540	116,292
Bloomage Biotechnology Corp., Ltd. Class A	2,442	51,789
BOC Hong Kong Holdings, Ltd.	593,000	2,342,694
BOE Technology Group Co., Ltd. Class A	738,800	434,186
BOE Varitronix, Ltd.	80,000	160,674
Bosideng International Holdings, Ltd.	708,000	439,401
Brii Biosciences, Ltd. (b)	50,000	53,906
Budweiser Brewing Co. APAC, Ltd. (d)	292,800	876,876
Burning Rock Biotech Ltd. ADR (b)	32,600	94,866
BYD Co., Ltd. Class A	17,000	845,639
BYD Co., Ltd. Class H	133,000	5,322,068
BYD Electronic International Co., Ltd. (c)	127,500	402,147
By-health Co., Ltd. Class A	11,400	36,814
C&D International Investment Group, Ltd.	66,700	180,203
Caitong Securities Co., Ltd. Class A	30,160	35,405
Canaan, Inc. (b)(c)	22,500	72,450
CanSino Biologics, Inc. Class A (b)	697	20,697
CanSino Biologics, Inc. Class H (c)(d)	14,600	149,499
CARsgen Therapeutics Holdings, Ltd. (b)(c)(d)	40,000	74,526
Central China Management Co., Ltd.	89,000	13,270
CGN New Energy Holdings Co., Ltd. (c)	158,000	74,500
CGN Power Co., Ltd. Class H (d)	2,791,600	675,937
Changchun High & New Technology Industry Group, Inc. Class A	3,200	111,414
Changjiang Securities Co., Ltd. Class A	35,800	31,666
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	117,329

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Chaowei Power Holdings, Ltd.	4,000	$ 938
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	111,794
Chengxin Lithium Group Co., Ltd. Class A	11,700	105,339
China Aoyuan Group, Ltd. (f)	128,000	14,436
China Baoan Group Co., Ltd. Class A	34,300	69,017
China BlueChemical, Ltd. Class H	204,000	58,754
China Cinda Asset Management Co., Ltd. Class H	1,770,592	277,538
China CITIC Bank Corp., Ltd. Class H	1,884,000	842,727
China Coal Energy Co., Ltd. Class H	281,000	238,137
China Common Rich Renewable Energy Investment, Ltd. (f)	68,000	—
China Communications Services Corp., Ltd. Class H	250,000	109,915
China Conch Environment Protection Holdings, Ltd. (b)	262,000	182,303
China Conch Venture Holdings, Ltd.	283,000	616,711
China Construction Bank Corp. Class A	52,100	47,094
China Construction Bank Corp. Class H	15,813,000	10,619,987
China CSSC Holdings, Ltd. Class A	32,600	92,293
China Datang Corp. Renewable Power Co., Ltd. Class H	556,000	189,184
China East Education Holdings, Ltd. (d)	63,000	33,399
China Eastern Airlines Corp., Ltd. Class A (b)	60,800	49,788
China Education Group Holdings, Ltd.	86,000	85,047
China Energy Engineering Corp, Ltd. (b)	293,500	103,755
China Everbright Bank Co., Ltd. Class A	384,100	172,450
China Everbright Bank Co., Ltd. Class H	1,095,300	354,541
China Everbright Environment Group, Ltd.	575,518	339,578
China Everbright Water, Ltd. (c)	330,100	68,786
China Everbright, Ltd.	208,000	195,623
China Evergrande Group (b)(c)(f)	547,000	86,264
China Feihe, Ltd. (d)	583,000	670,153
Security Description	Shares	Value
China Foods, Ltd.	362,000	$ 128,249
China Galaxy Securities Co., Ltd. Class A	27,500	39,665
China Galaxy Securities Co., Ltd. Class H	1,315,300	759,315
China Gas Holdings, Ltd.	493,000	761,463
China Greatwall Technology Group Co., Ltd. Class A	33,600	54,228
China Harmony Auto Holding, Ltd.	85,500	38,790
China Hongqiao Group, Ltd.	342,500	387,154
China International Capital Corp., Ltd. Class A	6,300	41,808
China International Capital Corp., Ltd. Class H (c)(d)	216,800	461,950
China Jinmao Holdings Group, Ltd.	754,000	202,746
China Jushi Co., Ltd. Class A	25,717	66,784
China Lesso Group Holdings, Ltd.	128,000	193,135
China Life Insurance Co., Ltd. Class A	15,100	70,002
China Life Insurance Co., Ltd. Class H	1,270,000	2,210,821
China Lilang, Ltd.	100,000	49,701
China Literature, Ltd. (b)(d)	71,000	342,923
China Longyuan Power Group Corp., Ltd. Class H	511,000	987,232
China Maple Leaf Educational Systems, Ltd. (b)(c)	136,000	6,153
China Medical System Holdings, Ltd.	234,000	365,003
China Meidong Auto Holdings, Ltd.	96,000	302,181
China Mengniu Dairy Co., Ltd.	510,000	2,544,492
China Merchants Bank Co., Ltd. Class A	189,200	1,190,931
China Merchants Bank Co., Ltd. Class H	659,500	4,412,383
China Merchants Port Holdings Co., Ltd.	206,151	350,462
China Merchants Securities Co., Ltd. Class A	71,800	154,327
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	82,900	166,067
China Minmetals Rare Earth Co., Ltd. Class A	14,100	65,724
China Minsheng Banking Corp., Ltd. Class A	325,200	180,446
China Minsheng Banking Corp., Ltd. Class H (c)	1,745,600	622,876
China Modern Dairy Holdings, Ltd. (c)	574,000	86,316
China National Building Material Co., Ltd. Class H	652,000	696,291

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China National Chemical Engineering Co., Ltd. Class A	71,900	$ 100,919
China National Nuclear Power Co., Ltd. Class A	197,300	201,885
China New Higher Education Group, Ltd. (d)	79,000	27,082
China Nonferrous Mining Corp., Ltd.	212,000	97,801
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	23,500	123,245
China Oilfield Services, Ltd. Class H	258,000	252,840
China Oriental Group Co., Ltd.	192,000	46,734
China Overseas Grand Oceans Group, Ltd.	201,000	106,815
China Overseas Land & Investment, Ltd.	618,000	1,953,167
China Overseas Property Holdings, Ltd.	280,000	301,518
China Pacific Insurance Group Co., Ltd. Class A	66,000	231,643
China Pacific Insurance Group Co., Ltd. Class H	449,600	1,098,940
China Petroleum & Chemical Corp. Class A	378,200	230,163
China Petroleum & Chemical Corp. Class H	4,106,000	1,847,110
China Power International Development, Ltd.	817,000	518,502
China Railway Group, Ltd. Class A	197,100	180,513
China Railway Group, Ltd. Class H	640,000	395,568
China Railway Signal & Communication Corp., Ltd. Class A	561,045	379,096
China Renaissance Holdings, Ltd. (d)	18,400	23,073
China Resources Beer Holdings Co., Ltd.	282,721	2,107,721
China Resources Cement Holdings, Ltd.	430,000	288,787
China Resources Gas Group, Ltd.	150,000	698,679
China Resources Land, Ltd.	521,333	2,431,618
China Resources Medical Holdings Co., Ltd.	86,000	55,675
China Resources Microelectronics Ltd. Class A	9,895	87,184
China Resources Mixc Lifestyle Services, Ltd. (d)	110,200	546,299
China Resources Power Holdings Co., Ltd.	296,055	611,204
Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	$ 116,121
China Ruyi Holdings, Ltd. (b)	747,200	274,239
China SCE Group Holdings, Ltd.	565,000	77,763
China Shenhua Energy Co., Ltd. Class A	83,500	414,747
China Shenhua Energy Co., Ltd. Class H	530,000	1,519,699
China South City Holdings, Ltd.	476,000	40,036
China Southern Airlines Co., Ltd. Class A (b)	56,500	61,605
China Southern Airlines Co., Ltd. Class H (b)	552,000	319,370
China State Construction Engineering Corp., Ltd. Class A	394,000	312,652
China State Construction International Holdings, Ltd.	320,750	354,802
China Suntien Green Energy Corp., Ltd. Class H	239,000	121,831
China Taiping Insurance Holdings Co., Ltd.	318,600	393,025
China Three Gorges Renewables Group Co., Ltd. Class A	262,000	245,813
China Tobacco International HK Co., Ltd.	93,000	150,991
China Tourism Group Duty Free Corp., Ltd. Class A	19,700	684,455
China Tower Corp., Ltd. Class H (d)	6,774,000	871,898
China Traditional Chinese Medicine Holdings Co., Ltd.	318,000	196,548
China Travel International Investment Hong Kong, Ltd. (b)(c)	266,000	55,594
China United Network Communications, Ltd. Class A	240,700	124,224
China Vanke Co., Ltd. Class A	70,100	214,351
China Vanke Co., Ltd. Class H	277,600	697,631
China Water Affairs Group, Ltd. (c)	126,000	117,218
China XLX Fertiliser, Ltd.	86,000	65,648
China Yangtze Power Co., Ltd. Class A	363,000	1,251,836
China Youran Dairy Group, Ltd. (b)(c)(d)	204,000	84,231
China Yuchai International, Ltd.	2,300	20,286
China Yuhua Education Corp., Ltd. (d)	184,000	32,594

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China Zhenhua Group Science & Technology Co., Ltd. Class A	4,300	$ 87,210
China Zheshang Bank Co., Ltd. Class A	158,600	78,541
China Zhongwang Holdings, Ltd. (b)(c)(f)	231,200	24,749
Chinasoft International, Ltd.	452,000	462,544
Chindata Group Holdings, Ltd. ADR (b)	15,600	121,056
Chlitina Holding, Ltd.	6,000	39,148
Chongqing Brewery Co., Ltd. Class A	7,200	157,442
Chongqing Changan Automobile Co., Ltd. Class A	69,680	180,015
Chongqing Zhifei Biological Products Co., Ltd. Class A	15,400	254,997
Chow Tai Fook Jewellery Group, Ltd.	323,800	609,063
CIFI Ever Sunshine Services Group, Ltd. (c)	142,000	180,962
CIFI Holdings Group Co., Ltd.	611,303	306,939
CIMC Enric Holdings, Ltd. (c)	78,000	83,796
CITIC Securities Co., Ltd. Class A	107,985	348,879
CITIC Securities Co., Ltd. Class H	443,275	990,836
CITIC Telecom International Holdings, Ltd.	239,000	79,190
CITIC, Ltd.	917,000	929,042
CMGE Technology Group, Ltd. (b)	118,000	34,737
CMOC Group, Ltd. Class A	95,900	81,965
CMOC Group, Ltd. Class H	573,000	319,836
COFCO Joycome Foods., Ltd.	220,000	106,538
Contemporary Amperex Technology Co., Ltd. Class A (b)	23,400	1,863,847
COSCO SHIPPING Holdings Co., Ltd. Class A	120,000	248,799
COSCO SHIPPING Holdings Co., Ltd. Class H	510,900	713,585
COSCO SHIPPING Ports, Ltd.	317,826	224,387
Country Garden Holdings Co., Ltd. (c)	1,217,052	753,780
Country Garden Services Holdings Co., Ltd.	326,000	1,451,991
CRRC Corp., Ltd. Class A	188,900	146,517
CRRC Corp., Ltd. Class H	599,000	222,899
CSC Financial Co., Ltd. Class A	31,500	135,835
CSPC Pharmaceutical Group, Ltd.	1,451,280	1,440,747
CStone Pharmaceuticals (b)(c)(d)	54,500	36,463
Security Description	Shares	Value
Dada Nexus, Ltd. ADR (b)	15,600	$ 126,516
Dali Foods Group Co., Ltd. (d)	387,500	205,924
Daqin Railway Co., Ltd. Class A	134,500	132,209
Daqo New Energy Corp. ADR (b)	10,900	778,042
DaShenLin Pharmaceutical Group Co., Ltd. Class A	6,048	28,236
Differ Group Holding Co., Ltd. (c)	304,000	73,221
Dongfang Electric Corp., Ltd. Class A	54,100	132,744
Dongfeng Motor Group Co., Ltd. Class H	434,000	329,636
Dongyue Group, Ltd.	236,000	295,340
DouYu International Holdings, Ltd. ADR (b)(c)	37,800	45,360
East Money Information Co., Ltd. Class A	111,484	422,376
Eastern Communications Co., Ltd. Class B	135,500	58,401
Ecovacs Robotics Co., Ltd. Class A	3,400	61,816
EHang Holdings, Ltd. ADR (b)	6,200	57,350
ENN Energy Holdings, Ltd.	129,500	2,127,266
ESR Group, Ltd. (b)(d)	353,400	954,776
Eve Energy Co., Ltd. Class A	13,306	193,511
Everbright Securities Co., Ltd. Class A	35,500	83,452
Everest Medicines, Ltd. (b)(c)(d)	30,000	86,021
Excellence Commercial Property & Facilities Management Group, Ltd.	69,000	34,645
Fangda Carbon New Material Co., Ltd. Class A (b)	27,600	31,288
Far East Horizon, Ltd.	238,000	199,573
FAW Jiefang Group Co., Ltd. Class A	253,201	352,749
Fiberhome Telecommunication Technologies Co., Ltd. Class A	24,400	52,700
FIH Mobile, Ltd. (b)	297,000	42,391
FinVolution Group ADR	18,700	88,825
Fire Rock Holdings, Ltd. (b)(c)	290,000	20,696
Flat Glass Group Co., Ltd. Class A (b)	16,900	96,043
Flat Glass Group Co., Ltd. Class H (c)	76,000	267,314
Focus Media Information Technology Co., Ltd. Class A	101,100	101,489
Foshan Haitian Flavouring & Food Co., Ltd. Class A	31,858	429,386

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Fosun International, Ltd.	344,000	$ 317,830
Fosun Tourism Group (b)(d)	50,600	85,763
Founder Securities Co., Ltd. Class A	44,900	44,939
Foxconn Industrial Internet Co., Ltd. Class A	192,600	282,686
Fu Shou Yuan International Group, Ltd.	141,000	101,524
Fufeng Group, Ltd.	138,000	88,460
Futu Holdings, Ltd. ADR (b)(c)	9,100	475,111
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	76,708
Fuyao Glass Industry Group Co., Ltd. Class H (d)	88,000	446,339
Ganfeng Lithium Co., Ltd. Class A	10,700	237,327
Ganfeng Lithium Co., Ltd. Class H (d)	59,080	650,133
Gaotu Techedu, Inc. (b)(c)	14,900	29,204
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	92,599
GCL New Energy Holdings, Ltd. (b)	258,000	6,642
GD Power Development Co., Ltd. Class A	239,700	139,797
GDS Holdings, Ltd. Class A (b)	143,000	602,291
Geely Automobile Holdings, Ltd.	951,000	2,162,094
GEM Co., Ltd. Class A	32,900	44,657
Gemdale Corp. Class A	24,500	49,115
Gemdale Properties & Investment Corp., Ltd.	808,000	73,109
Genertec Universal Medical Group Co., Ltd. (d)	93,000	56,770
Genscript Biotech Corp. (b)	190,000	688,866
GF Securities Co., Ltd. Class A	60,100	167,637
GF Securities Co., Ltd. Class H	178,200	235,724
Giant Network Group Co., Ltd. Class A	26,300	35,895
Gigadevice Semiconductor Beijing, Inc. Class A	3,528	74,836
Ginlong Technologies Co., Ltd. Class A	3,000	95,313
GoerTek, Inc. Class A	28,300	141,833
Golden Solar New Energy Technology Holdings, Ltd. (b)(c)	100,000	138,143
GOME Retail Holdings, Ltd. (b)(c)	1,427,000	69,105
Gotion High-tech Co., Ltd. Class A	8,500	57,815
Great Wall Motor Co., Ltd. Class A	14,400	79,558
Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H	502,000	$ 1,032,539
Greatview Aseptic Packaging Co., Ltd.	208,000	41,616
Gree Electric Appliances, Inc. of Zhuhai Class A	25,000	125,742
Greentown China Holdings, Ltd.	142,000	294,244
Greentown Service Group Co., Ltd.	174,000	196,907
Guangdong Haid Group Co., Ltd. Class A	22,500	201,400
Guangdong Investment, Ltd.	604,000	638,872
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,700	90,941
Guanghui Energy Co., Ltd. Class A	204,300	321,190
Guangzhou Automobile Group Co., Ltd. Class A	48,200	109,568
Guangzhou Automobile Group Co., Ltd. Class H	498,800	482,467
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	10,100	47,591
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	69,285
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	81,267
Guangzhou R&F Properties Co., Ltd. Class H (c)	333,200	87,897
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	93,327
Guangzhou Tinci Materials Technology Co., Ltd. Class A	26,860	248,640
Guosen Securities Co., Ltd. Class A	26,700	38,113
Guotai Junan Securities Co., Ltd. Class A	54,200	122,884
Haichang Ocean Park Holdings, Ltd. (b)(c)(d)	165,000	167,377
Haidilao International Holding, Ltd. (b)(c)(d)	202,000	471,087
Haier Smart Home Co., Ltd. Class A	74,500	305,148
Haier Smart Home Co., Ltd. Class H	405,200	1,500,081
Hainan Meilan International Airport Co., Ltd. Class H (b)	25,000	73,595
Haitian International Holdings, Ltd.	104,000	265,734
Haitong Securities Co., Ltd. Class A	61,800	90,430
Haitong Securities Co., Ltd. Class H	714,000	524,107

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hangzhou First Applied Material Co., Ltd. Class A	15,792	$ 154,335
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	101,573
Hangzhou Silan Microelectronics Co., Ltd. Class A	9,600	74,461
Hangzhou Steam Turbine Co., Ltd. Class B	147,160	211,918
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	134,864
Hangzhou Tigermed Consulting Co., Ltd. Class H (d)	18,000	208,055
Hansoh Pharmaceutical Group Co., Ltd. (d)	188,000	379,500
Harbin Electric Co., Ltd. Class H (b)	36,000	10,460
Health & Happiness H&H International Holdings, Ltd.	69,000	90,922
Helens International Holdings Co., Ltd. (b)	30,000	69,199
Hello Group, Inc. ADR	33,300	168,165
Henan Shuanghui Investment & Development Co., Ltd. Class A	28,100	122,808
Hengan International Group Co., Ltd.	119,500	561,183
Hengli Petrochemical Co., Ltd. Class A	40,400	134,020
Hengyi Petrochemical Co., Ltd. Class A	291,090	456,334
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	51,630
Hongfa Technology Co., Ltd. Class A	7,140	44,570
Hope Education Group Co., Ltd. (c)(d)	186,000	15,407
Hopson Development Holdings, Ltd.	97,284	148,524
Hoshine Silicon Industry Co., Ltd. Class A	3,500	61,582
Hua Hong Semiconductor, Ltd. (b)(d)	89,000	322,112
Hua Medicine (b)(d)	84,000	39,822
Huadong Medicine Co., Ltd. Class A	11,260	75,848
Huafon Chemical Co., Ltd. Class A	33,800	42,551
Hualan Biological Engineering, Inc. Class A	28,860	98,149
Huaneng Power International, Inc. Class A	89,900	94,403
Huaneng Power International, Inc. Class H	648,000	322,887
Security Description	Shares	Value
Huangshan Tourism Development Co., Ltd. Class B	20,400	$ 16,157
Huatai Securities Co., Ltd. Class A	50,600	107,175
Huatai Securities Co., Ltd. Class H (d)	228,400	338,804
Huaxi Securities Co., Ltd. Class A	50,700	59,289
Huaxia Bank Co., Ltd. Class A	152,200	118,278
Huayu Automotive Systems Co., Ltd. Class A	18,000	61,752
Huazhu Group, Ltd. ADR	32,400	1,234,440
Hubei Xingfa Chemicals Group Co., Ltd. Class A	16,000	104,985
Huijing Holdings Co., Ltd.	208,000	47,448
Huizhou Desay Sv Automotive Co., Ltd. Class A	3,400	75,057
Humanwell Healthcare Group Co., Ltd. Class A	11,800	28,161
Hunan Valin Steel Co., Ltd. Class A	44,000	33,406
Hundsun Technologies, Inc. Class A	8,008	52,007
Hutchmed China, Ltd. ADR (b)(c)	15,200	192,128
HUYA, Inc. ADR (b)	25,100	97,388
Hygeia Healthcare Holdings Co., Ltd. (c)(d)	45,000	299,065
iDreamSky Technology Holdings, Ltd. (b)(c)(d)	134,400	99,341
Iflytek Co., Ltd. Class A	24,100	148,176
I-Mab ADR (b)(c)	6,600	74,580
Imeik Technology Development Co., Ltd. Class A	1,900	170,045
Industrial & Commercial Bank of China, Ltd. Class A	674,300	479,761
Industrial & Commercial Bank of China, Ltd. Class H	9,319,000	5,534,194
Industrial Bank Co., Ltd. Class A	186,800	554,476
Industrial Securities Co., Ltd. Class A	42,900	45,113
Ingenic Semiconductor Co., Ltd. Class A	3,500	55,469
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	292,000	102,354
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	159,774
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	49,900	289,909
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	285,678
Innovent Biologics, Inc. (b)(d)	190,000	845,042

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	$ 31,203
Inspur International, Ltd. (b)	14,000	5,049
Intco Medical Technology Co., Ltd. Class A	9,000	34,044
iQIYI, Inc. ADR (b)(c)	49,400	207,480
JA Solar Technology Co., Ltd. Class A	16,800	197,715
Jacobio Pharmaceuticals Group Co., Ltd. (b)(d)	52,200	40,579
Jafron Biomedical Co., Ltd. Class A	30,500	231,518
Jason Furniture Hangzhou Co., Ltd. Class A	5,330	45,022
JCET Group Co., Ltd. Class A	57,900	233,182
JD Health International, Inc. (b)(d)	177,600	1,393,061
JD.com, Inc. Class A	328,154	10,571,920
Jiangsu Eastern Shenghong Co., Ltd. Class A	23,500	59,274
Jiangsu Expressway Co., Ltd. Class H	224,000	225,514
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	123,989
Jiangsu Hengrui Medicine Co., Ltd. Class A	52,824	292,241
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	58,575
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	14,700	401,585
Jiangsu Yangnong Chemical Co., Ltd. Class A	2,100	41,748
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	72,900	279,021
Jiangsu Zhongtian Technology Co., Ltd. Class A	24,900	85,795
Jiangxi Copper Co., Ltd. Class A	32,700	86,967
Jiangxi Copper Co., Ltd. Class H	142,000	194,353
Jiangxi Zhengbang Technology Co., Ltd. Class A (b)	25,800	23,321
Jiayuan International Group, Ltd. (b)(c)	119,815	6,642
Jinchuan Group International Resources Co., Ltd. (c)	832,000	109,209
Jinke Properties Group Co., Ltd. Class A	41,500	17,704
JinkoSolar Holding Co., Ltd. ADR (b)(c)	6,700	463,506
Jinxin Fertility Group, Ltd. (d)	162,000	149,263
JiuGui Liquor Co., Ltd. Class A	2,200	60,974
Security Description	Shares	Value
Jiumaojiu International Holdings, Ltd. (c)(d)	88,000	$ 233,823
Joinn Laboratories China Co., Ltd. Class A	2,380	40,399
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	62,000
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A (b)	5,170	26,690
JOYY, Inc. ADR	8,800	262,768
Juewei Food Co., Ltd. Class A	4,000	34,498
JW Cayman Therapeutics Co., Ltd. (b)(d)	68,000	70,193
Kaisa Group Holdings, Ltd. (f)	333,714	26,793
Kangji Medical Holdings, Ltd. (c)	92,000	91,332
Kanzhun, Ltd. ADR (b)	12,800	336,384
KE Holdings, Inc. ADR (b)	58,900	1,057,255
Kerry Logistics Network, Ltd.	101,500	218,342
Kingboard Holdings, Ltd.	104,000	393,631
Kingdee International Software Group Co., Ltd. (b)	408,000	956,703
Kingfa Sci & Tech Co., Ltd. Class A	16,800	23,856
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	16,400	72,980
Kingsoft Corp., Ltd.	155,600	606,778
Kintor Pharmaceutical, Ltd. (b)(d)	28,500	67,918
Konka Group Co., Ltd. Class B	8,900	2,416
Koolearn Technology Holding, Ltd. (b)(c)(d)	21,500	51,620
Kuaishou Technology (b)(d)	262,200	2,920,406
Kuang-Chi Technologies Co., Ltd. Class A (b)	107,500	276,920
Kunlun Energy Co., Ltd.	632,000	517,878
Kweichow Moutai Co., Ltd. Class A	12,200	3,721,399
KWG Group Holdings, Ltd.	202,000	64,356
KWG Living Group Holdings, Ltd.	104,000	32,471
LB Group Co., Ltd. Class A	11,000	32,897
Lee & Man Paper Manufacturing, Ltd.	156,000	66,997
Lenovo Group, Ltd.	1,128,000	1,053,688
Lens Technology Co., Ltd. Class A	26,800	44,252
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	26,868
LexinFintech Holdings, Ltd. ADR (b)	28,100	62,663
Li Auto, Inc. ADR (b)	87,000	3,332,970
Li Ning Co., Ltd.	387,000	3,585,457
Lifetech Scientific Corp. (b)(c)	1,054,000	388,184

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Lingyi iTech Guangdong Co. Class A (b)	50,400	$ 37,739
Logan Group Co., Ltd. (f)	189,000	39,380
Longfor Group Holdings, Ltd. (d)	295,000	1,392,866
LONGi Green Energy Technology Co., Ltd. Class A	86,492	859,605
Lonking Holdings, Ltd.	174,000	42,131
Lufax Holding, Ltd. ADR	136,200	817,200
Luoyang Glass Co., Ltd. Class H (b)(c)	34,000	63,780
Luxshare Precision Industry Co., Ltd. Class A	73,168	368,776
Luye Pharma Group, Ltd. (b)(c)(d)	305,000	100,281
Luzhou Laojiao Co., Ltd. Class A	13,800	507,481
Mango Excellent Media Co., Ltd. Class A	9,700	48,267
Maoyan Entertainment (b)(d)	41,600	42,411
Maxscend Microelectronics Co., Ltd. Class A	4,000	80,547
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	24,000	19,940
Meitu, Inc. (b)(c)(d)	176,500	23,393
Meituan Class B (b)(d)	669,900	16,578,999
Metallurgical Corp. of China, Ltd. Class A	116,300	60,716
Microport Scientific Corp. (b)(c)	97,308	282,117
Midea Real Estate Holding, Ltd. (c)(d)	42,400	68,515
Ming Yang Smart Energy Group, Ltd. Class A	25,500	128,561
Ming Yuan Cloud Group Holdings, Ltd.	94,000	150,458
Minth Group, Ltd.	122,000	332,715
MMG, Ltd. (b)	576,000	214,341
Mobvista, Inc. (b)(d)	53,000	35,325
Montage Technology Co., Ltd. Class A	9,953	89,937
Muyuan Foods Co., Ltd. Class A	56,823	468,454
Nam Tai Property, Inc. (b)(c)	2,400	10,104
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	33,969	142,884
Nanjing Securities Co., Ltd. Class A	23,900	29,732
NARI Technology Co., Ltd. Class A	48,240	194,278
National Silicon Industry Group Co., Ltd. Class A (b)	25,200	86,378
NAURA Technology Group Co., Ltd. Class A	4,000	165,341
Security Description	Shares	Value
Nayuki Holdings, Ltd. (b)(c)	70,000	$ 59,322
NetDragon Websoft Holdings, Ltd.	19,000	40,872
NetEase, Inc.	336,300	6,175,754
New China Life Insurance Co., Ltd. Class A	11,300	54,257
New China Life Insurance Co., Ltd. Class H	154,000	432,741
New Hope Liuhe Co., Ltd. Class A (b)	42,400	96,763
New Horizon Health, Ltd. (b)(d)	24,000	72,181
New Oriental Education & Technology Group, Inc. (b)	25,430	517,755
Nexteer Automotive Group, Ltd.	160,000	115,000
Ninestar Corp. Class A	16,800	126,848
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	4,054	78,272
Ningbo Shanshan Co., Ltd. Class A	19,400	86,001
Ningbo Tuopu Group Co., Ltd. Class A	16,500	168,416
Ningxia Baofeng Energy Group Co., Ltd. Class A	44,500	97,241
NIO, Inc. ADR (b)	215,000	4,669,800
Niu Technologies ADR (b)	7,700	66,220
Noah Holdings, Ltd. ADR (b)	6,600	133,518
Nongfu Spring Co., Ltd. Class H (c)(d)	293,800	1,686,731
Ocumension Therapeutics (b)(d)	19,000	33,995
Offshore Oil Engineering Co., Ltd. Class A	92,400	57,197
OneConnect Financial Technology Co., Ltd. (b)	14,200	24,282
Oppein Home Group, Inc. Class A	6,300	141,595
Orient Securities Co., Ltd. Class A	41,728	63,549
Ovctek China, Inc. Class A	4,620	39,411
Peijia Medical, Ltd. (b)(d)	20,000	19,778
People's Insurance Co. Group of China, Ltd. Class A	77,000	58,116
People's Insurance Co. Group of China, Ltd. Class H	2,128,000	650,852
Perfect World Co., Ltd. Class A	10,650	22,828
PetroChina Co., Ltd. Class A	124,800	98,661
PetroChina Co., Ltd. Class H	3,302,000	1,573,794
Pharmaron Beijing Co., Ltd. Class A	7,200	102,262
Pharmaron Beijing Co., Ltd. Class H (d)	24,450	244,751
PICC Property & Casualty Co., Ltd. Class H	1,053,700	1,095,737
Pinduoduo, Inc. ADR (b)	70,700	4,369,260

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ping An Bank Co., Ltd. Class A	200,400	$ 447,778
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	70,700	209,479
Ping An Insurance Group Co. of China, Ltd. Class A	99,290	691,484
Ping An Insurance Group Co. of China, Ltd. Class H	1,047,000	7,118,364
Poly Developments & Holdings Group Co., Ltd. Class A	86,300	224,754
Poly Property Group Co., Ltd.	182,000	43,836
Pop Mart International Group, Ltd. (d)	80,000	386,392
Postal Savings Bank of China Co., Ltd. Class A	225,400	181,216
Postal Savings Bank of China Co., Ltd. Class H (c)(d)	1,288,000	1,022,593
Power Construction Corp. of China, Ltd. Class A	142,200	166,927
Powerlong Commercial Management Holdings, Ltd.	16,000	10,848
Powerlong Real Estate Holdings, Ltd.	175,000	29,215
Prinx Chengshan Holdings, Ltd.	1,500	1,382
Prosus NV (b)	151,135	9,872,094
Proya Cosmetics Co., Ltd. Class A	1,960	48,291
Q Technology Group Co., Ltd. (b)	47,000	32,344
Radiance Holdings Group Co., Ltd.	99,000	58,035
Raytron Technology Co., Ltd. Class A	5,962	35,323
Redco Properties Group, Ltd. (b)(c)(d)	108,000	27,664
Redsun Properties Group, Ltd.	120,000	39,302
ReneSola, Ltd. ADR (b)	13,300	63,175
RLX Technology, Inc. ADR (b)	114,100	243,033
Rongsheng Petrochemical Co., Ltd. Class A	103,050	236,559
Ronshine China Holdings, Ltd. (b)	54,500	13,543
SAIC Motor Corp., Ltd. Class A	73,500	195,256
Sangfor Technologies, Inc. Class A	2,500	38,700
Sany Heavy Equipment International Holdings Co., Ltd.	128,000	136,043
Sany Heavy Industry Co., Ltd. Class A	58,300	165,747
Satellite Chemical Co., Ltd. Class A	17,629	67,974
Security Description	Shares	Value
SDIC Power Holdings Co., Ltd. Class A	41,600	$ 65,153
Seazen Group, Ltd. (b)	249,333	123,285
Seazen Holdings Co., Ltd. Class A	13,900	52,725
SF Holding Co., Ltd. Class A	40,500	337,148
SG Micro Corp. Class A	2,250	61,088
Shaanxi Coal Industry Co., Ltd. Class A	73,400	231,886
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	99,370
Shandong Gold Mining Co., Ltd. Class A	16,800	46,509
Shandong Gold Mining Co., Ltd. Class H (d)	133,750	234,196
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	13,650	59,452
Shandong Linglong Tyre Co., Ltd. Class A	25,208	95,392
Shandong Nanshan Aluminum Co., Ltd. Class A	82,200	45,243
Shandong Sun Paper Industry JSC, Ltd. Class A	17,800	32,684
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	546,000	634,580
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	6,664	29,860
Shanghai Baosight Software Co., Ltd. Class A	27,821	226,578
Shanghai Baosight Software Co., Ltd. Class B	52,934	223,276
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	75,569
Shanghai Electric Group Co., Ltd. Class A	55,900	34,269
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	71,684
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	81,000	299,868
Shanghai Haixin Group Co. Class B	42,000	13,188
Shanghai Highly Group Co., Ltd. Class B	24,100	12,195
Shanghai Industrial Holdings, Ltd.	53,000	76,593
Shanghai Industrial Urban Development Group, Ltd.	63,600	5,430
Shanghai International Airport Co., Ltd. Class A (b)	5,200	43,978
Shanghai International Port Group Co., Ltd. Class A	63,800	55,481

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Jinjiang International Hotels Co., Ltd. Class A	5,500	$ 51,602
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	85,900	87,704
Shanghai Junshi Biosciences Co., Ltd. Class A (b)	14,779	166,082
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	135,985
Shanghai M&G Stationery, Inc. Class A	6,100	51,026
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	62,000	74,276
Shanghai New Power Automotive Technology Co., Ltd. Class B	32,500	16,673
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	25,600	69,039
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	167,160
Shanghai Pudong Development Bank Co., Ltd. Class A	334,800	400,010
Shanghai Putailai New Energy Technology Co., Ltd. Class A	20,160	253,797
Shanghai RAAS Blood Products Co., Ltd. Class A	110,000	97,297
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	42,500	59,843
Shangri-La Asia, Ltd. (b)	156,000	126,439
Shanxi Coking Coal Energy Group Co., Ltd. Class A	129,480	258,605
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	150,034
Shanxi Meijin Energy Co., Ltd. Class A	34,400	62,600
Shanxi Taigang Stainless Steel Co., Ltd. Class A	42,100	34,224
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,960	530,982
Shengyi Technology Co., Ltd. Class A	31,700	80,335
Shennan Circuits Co., Ltd. Class A	4,760	66,534
Shenwan Hongyuan Group Co., Ltd. Class A	224,600	143,721
Shenzhen Capchem Technology Co., Ltd. Class A	9,000	70,559
Shenzhen Energy Group Co., Ltd. Class A	52,200	49,909
Security Description	Shares	Value
Shenzhen Inovance Technology Co., Ltd. Class A	30,750	$ 302,124
Shenzhen International Holdings, Ltd.	181,746	178,806
Shenzhen Investment, Ltd.	724,301	143,993
Shenzhen Kangtai Biological Products Co., Ltd. Class A	15,360	103,512
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	15,900	742,800
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	48,693
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	7,200	30,178
Shenzhen SC New Energy Technology Corp. Class A	2,200	29,320
Shenzhen Transsion Holdings Co., Ltd. Class A	5,516	73,416
Shenzhou International Group Holdings, Ltd.	133,400	1,615,872
Shimao Group Holdings, Ltd. (c)(f)	220,500	93,152
Shimao Services Holdings, Ltd. (d)	71,000	34,202
Shoucheng Holdings, Ltd.	176,000	26,466
Shougang Fushan Resources Group, Ltd.	244,000	101,369
Shui On Land, Ltd.	328,000	44,308
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	136,372
Sichuan Expressway Co., Ltd. Class H	20,000	5,047
Sichuan Road & Bridge Co., Ltd. Class A	39,400	61,884
Sichuan Swellfun Co., Ltd. Class A	3,400	46,931
Sieyuan Electric Co., Ltd. Class A	11,100	59,042
Sihuan Pharmaceutical Holdings Group, Ltd.	463,000	75,525
Silergy Corp.	14,000	1,127,684
Sinolink Securities Co., Ltd. Class A	19,600	26,312
Sinoma Science & Technology Co., Ltd. Class A	11,600	47,582
Sino-Ocean Group Holding, Ltd.	296,000	50,170
Sinopec Engineering Group Co., Ltd. Class H	140,500	64,458
Sinopec Kantons Holdings, Ltd.	120,000	41,137
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	63,181
Sinopharm Group Co., Ltd. Class H	206,400	500,287

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sinotruk Hong Kong, Ltd.	87,000	$ 121,958
SITC International Holdings Co., Ltd.	200,000	565,825
Skshu Paint Co., Ltd. Class A (b)	2,520	48,651
Smoore International Holdings, Ltd. (c)(d)	292,000	900,528
SOHO China, Ltd. (b)	353,000	67,029
Sohu.com, Ltd. ADR (b)	8,000	132,560
Songcheng Performance Development Co., Ltd. Class A	32,040	73,359
StarPower Semiconductor, Ltd. Class A	1,900	109,366
Sun King Technology Group, Ltd. (b)	146,000	54,143
Sunac China Holdings, Ltd. (f)	491,000	143,290
Sunac Services Holdings, Ltd. (d)	193,000	117,321
Sungrow Power Supply Co., Ltd. Class A	13,900	203,704
Sunny Optical Technology Group Co., Ltd.	111,600	1,819,005
Sunwoda Electronic Co., Ltd. Class A	18,900	89,084
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	37,965
Suzhou Maxwell Technologies Co., Ltd. Class A	1,280	93,725
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	4,800	62,576
SY Holdings Group, Ltd.	92,500	69,431
TAL Education Group ADR (b)	69,600	338,952
TBEA Co., Ltd. Class A	113,000	461,661
TCL Electronics Holdings, Ltd.	73,000	34,514
TCL Technology Group Corp. Class A	139,900	99,955
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	65,100	571,841
Tencent Holdings, Ltd.	1,021,500	46,135,072
Tencent Music Entertainment Group ADR (b)	116,800	586,336
Theme International Holdings, Ltd. (b)(c)	750,000	101,313
Thunder Software Technology Co., Ltd. Class A	6,400	124,560
TI Fluid Systems PLC (d)	47,364	86,972
Tiangong International Co., Ltd.	104,000	37,508
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	67,900	74,690
Security Description	Shares	Value
Tianma Microelectronics Co., Ltd. Class A	16,900	$ 25,132
Tianneng Power International, Ltd. (c)	78,000	84,392
Tianshui Huatian Technology Co., Ltd. Class A	237,400	332,152
Tingyi Cayman Islands Holding Corp.	318,000	544,660
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	42,831
Tongcheng Travel Holdings, Ltd. (b)	196,400	422,487
Tongdao Liepin Group (b)	19,400	24,426
TongFu Microelectronics Co., Ltd. Class A (b)	89,900	206,506
Tongkun Group Co., Ltd. Class A	12,700	30,082
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	168,684
Tongwei Co., Ltd. Class A	37,800	337,506
Topchoice Medical Corp. Class A (b)	2,000	52,039
Topsports International Holdings, Ltd. (d)	301,000	273,499
Towngas Smart Energy Co., Ltd.	96,803	51,566
Transfar Zhilian Co., Ltd. Class A	67,500	64,739
TravelSky Technology, Ltd. Class H	107,000	207,811
Trina Solar Co., Ltd. Class A	15,600	151,830
Trip.com Group, Ltd. ADR (b)	87,600	2,404,620
Tsingtao Brewery Co., Ltd. Class A	4,500	69,753
Tsingtao Brewery Co., Ltd. Class H	102,000	1,060,692
Tuya, Inc. ADR (b)(c)	50,200	131,524
Unigroup Guoxin Microelectronics Co., Ltd. Class A	6,300	178,282
Uni-President China Holdings, Ltd.	197,000	168,959
Unisplendour Corp., Ltd. Class A	12,880	37,271
Up Fintech Holding, Ltd. ADR (b)(c)	21,800	102,678
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	26,500	59,099
Vesync Co., Ltd.	57,000	34,867
Vipshop Holdings, Ltd. ADR (b)	76,500	756,585
Viva Biotech Holdings (b)(c)(d)	81,500	28,250
Vnet Group, Inc. ADR (b)	14,400	86,976
VSTECS Holdings, Ltd.	136,000	108,842
Walvax Biotechnology Co., Ltd. Class A	21,900	158,071

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Wanhua Chemical Group Co., Ltd. Class A	25,400	$ 367,463
Want Want China Holdings, Ltd.	775,000	673,574
Weibo Corp. ADR (b)	10,710	247,722
Weichai Power Co., Ltd. Class A	79,100	147,128
Weichai Power Co., Ltd. Class H	296,000	470,012
Weihai Guangwei Composites Co., Ltd. Class A	10,200	89,567
Weimob, Inc. (b)(c)(d)	245,000	167,352
Wens Foodstuffs Group Co., Ltd. Class A (b)	85,960	272,976
West China Cement, Ltd.	262,000	33,055
Western Securities Co., Ltd. Class A	30,800	30,046
Westone Information Industry, Inc. Class A	11,900	76,166
Wharf Holdings, Ltd.	247,000	900,248
Will Semiconductor Co., Ltd. Shanghai Class A	8,100	209,054
Wilmar International, Ltd.	308,900	896,713
Wingtech Technology Co., Ltd. Class A	8,000	101,560
Wuchan Zhongda Group Co., Ltd. Class A	175,700	134,444
Wuhan Guide Infrared Co., Ltd. Class A	46,648	89,550
Wuliangye Yibin Co., Ltd. Class A	38,100	1,147,569
Wuling Motors Holdings Ltd.	320,000	52,606
WUS Printed Circuit Kunshan Co., Ltd. Class A	13,640	30,030
WuXi AppTec Co., Ltd. Class A	21,000	325,735
WuXi AppTec Co., Ltd. Class H (d)	53,903	717,841
Wuxi Biologics Cayman, Inc. (b)(d)	578,000	5,288,730
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	23,680	223,159
Wuxi Shangji Automation Co., Ltd. Class A	2,800	65,149
XCMG Construction Machinery Co., Ltd. Class A	112,400	90,367
XD, Inc. (b)(c)	22,000	57,334
Xiabuxiabu Catering Management China Holdings Co., Ltd. (d)	140,500	76,813
Xiamen C & D, Inc. Class A	72,000	140,366
Xiamen Faratronic Co., Ltd. Class A	1,900	58,143
Xiaomi Corp. Class B (b)(d)	2,471,200	4,295,576
Security Description	Shares	Value
Xinhua Winshare Publishing and Media Co., Ltd. Class H	66,000	$ 46,933
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,900	50,553
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	149,400	279,496
Xinyi Glass Holdings, Ltd.	275,000	659,556
Xinyi Solar Holdings, Ltd.	845,811	1,306,397
XPeng, Inc. ADR (b)	68,100	2,161,494
Xtep International Holdings, Ltd.	201,474	364,591
Yadea Group Holdings, Ltd. (d)	194,000	379,745
Yangzijiang Shipbuilding Holdings, Ltd.	486,600	325,169
Yankuang Energy Group Co., Ltd. Class H	234,000	733,584
Yanlord Land Group, Ltd.	128,800	98,102
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	70,331
Yanzhou Coal Mining Co., Ltd. Class A	27,700	163,121
Yeahka, Ltd. (b)(c)	28,000	79,215
Yealink Network Technology Corp., Ltd. Class A	8,400	95,412
Yifeng Pharmacy Chain Co., Ltd. Class A	6,916	54,499
Yihai International Holding, Ltd. (c)	76,000	274,094
Yihai Kerry Arawana Holdings Co., Ltd. Class A (b)	10,000	80,576
Yixin Group, Ltd. (b)(c)(d)	141,000	19,047
YongXing Special Materials Technology Co., Ltd. Class A	3,400	77,193
Yonyou Network Technology Co., Ltd. Class A	20,930	67,777
Youdao, Inc. ADR (b)	10,100	49,692
YTO Express Group Co., Ltd. Class A	44,600	135,645
Yuexiu Property Co., Ltd.	305,800	392,044
Yuexiu Transport Infrastructure, Ltd.	208,000	120,077
Yum China Holdings, Inc.	69,000	3,346,500
Yunda Holding Co., Ltd. Class A	18,850	47,967
Yunnan Aluminium Co., Ltd. Class A	41,400	61,011
Yunnan Baiyao Group Co., Ltd. Class A	12,880	116,020
Yunnan Energy New Material Co., Ltd. Class A	8,000	298,857
Yuzhou Group Holdings Co., Ltd. (c)	326,648	19,357
Zai Lab, Ltd. ADR (b)	15,795	547,771

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zensun Enterprises, Ltd. (c)	120,000	$ 47,407
Zepp Health Corp. ADR	5,700	10,545
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	5,600	297,976
Zhaojin Mining Industry Co., Ltd. Class H (b)	161,000	140,750
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	45,800	32,928
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	70,448
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	45,065
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	62,466
Zhejiang Expressway Co., Ltd. Class H	172,000	158,696
Zhejiang HangKe Technology, Inc. Co. Class A	5,639	58,928
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	91,420
Zhejiang Huayou Cobalt Co., Ltd. Class A	9,490	135,353
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	20,600	207,684
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	11,900	91,768
Zhejiang NHU Co., Ltd. Class A	16,848	57,323
Zhejiang Supor Co., Ltd. Class A	3,800	31,934
Zhejiang Weiming Environment Protection Co., Ltd. Class A	18,000	89,595
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	96,234
Zhejiang Yongtai Technology Co., Ltd. Class A	12,100	59,433
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	27,200	31,890
Zhenro Properties Group, Ltd. (b)	342,000	25,279
Zheshang Securities Co., Ltd. Class A (b)	21,700	36,835
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(d)	100,300	326,581
Zhongliang Holdings Group Co., Ltd.	192,500	32,382
Zhongsheng Group Holdings, Ltd.	141,000	994,571
Zhongtai Securities Co., Ltd. Class A	72,500	82,728
Security Description	Shares	Value
Zhou Hei Ya International Holdings Co., Ltd. (c)(d)	202,000	$ 139,009
Zhuzhou CRRC Times Electric Co., Ltd.	75,000	369,889
Zhuzhou Kibing Group Co., Ltd. Class A	19,700	37,465
Zijin Mining Group Co., Ltd. Class A	239,700	333,582
Zijin Mining Group Co., Ltd. Class H	926,000	1,134,053
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	87,400	80,305
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	198,800	106,152
ZTE Corp. Class A	25,000	95,202
ZTE Corp. Class H	150,800	351,299
ZTO Express Cayman, Inc. ADR	71,100	1,951,695
		407,609,019
COLOMBIA — 0.1%
Bancolombia SA ADR	500	15,415
Bancolombia SA	36,061	290,665
Bancolombia SA Preference Shares	65,472	498,777
Canacol Energy, Ltd. (c)	16,900	33,015
Cementos Argos SA	60,790	67,786
Corp. Financiera Colombiana SA (b)	9,211	45,379
Ecopetrol SA ADR	700	7,602
Ecopetrol SA	722,316	391,093
Grupo Argos SA	49,231	178,179
Interconexion Electrica SA ESP	67,960	334,810
Millicom International Cellular SA SDR (b)(c)	26,546	378,215
		2,240,936
CYPRUS — 0.0% (a)
Atalaya Mining PLC	10,407	40,760
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	23,879	1,072,832
Komercni banka A/S	11,765	329,428
Moneta Money Bank A/S (d)	69,836	252,955
Philip Morris CR A/S	128	88,074
		1,743,289
DENMARK — 1.6%
ALK-Abello A/S (b)	22,600	391,422
Alm Brand A/S	158,651	232,177
Ambu A/S Class B	27,020	261,792
AP Moller - Maersk A/S Class A	524	1,204,411
AP Moller - Maersk A/S Class B	938	2,183,021
Bavarian Nordic A/S (b)	10,381	341,346

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Better Collective A/S (b)	4,859	$ 64,866
Carlsberg AS Class B	16,261	2,066,529
cBrain A/S	1,152	27,418
Cementir Holding NV	5,474	35,424
Chemometec A/S	2,807	298,720
Chr. Hansen Holding A/S	16,891	1,226,692
Coloplast A/S Class B	19,241	2,186,653
D/S Norden A/S	5,060	174,989
Danske Bank A/S (b)	111,104	1,566,594
Demant A/S (b)	17,406	651,622
Dfds A/S	6,404	193,200
Drilling Co. of 1972 A/S (b)	3,800	156,309
DSV A/S	33,041	4,604,053
FLSmidth & Co. A/S	8,910	218,512
Genmab A/S (b)	10,840	3,500,387
GN Store Nord A/S	20,109	703,060
H Lundbeck A/S	46,588	225,757
H Lundbeck A/S Class A (b)	11,647	55,768
ISS A/S (b)	25,421	399,897
Jyske Bank A/S (b)	9,331	454,524
Matas A/S	12,409	129,178
Netcompany Group A/S (b)(d)	6,939	378,295
Nilfisk Holding A/S (b)	3,415	72,012
NKT A/S (b)	7,446	315,704
Novo Nordisk A/S Class B	277,693	30,730,940
Novozymes A/S Class B	33,272	1,992,573
NTG Nordic Transport Group A/S Class A (b)	870	30,882
Orsted A/S (d)	30,639	3,195,551
Pandora A/S	16,196	1,016,612
Per Aarsleff Holding A/S	2,547	75,909
Ringkjoebing Landbobank A/S	4,482	487,054
ROCKWOOL A/S Class B	1,436	322,494
Royal Unibrew A/S	7,861	694,448
Scandinavian Tobacco Group A/S Class A (d)	10,671	208,219
Schouw & Co. A/S	2,520	175,183
SimCorp A/S	6,828	494,533
Solar A/S Class B	889	75,736
Spar Nord Bank A/S	14,608	154,226
Sydbank A/S	9,665	295,112
Topdanmark A/S	7,847	407,499
Trifork Holding AG (c)	1,282	32,981
Tryg A/S	58,317	1,306,391
Vestas Wind Systems A/S	166,534	3,509,380
Zealand Pharma A/S (b)	6,002	78,301
		69,604,356
EGYPT — 0.0% (a)
Centamin PLC	201,929	192,557
Commercial International Bank Egypt SAE	299,141	593,190
Eastern Co SAE	112,565	61,671
ElSewedy Electric Co. (b)	69,110	22,277
Security Description	Shares	Value
Energean PLC (b)	22,295	$ 297,567
		1,167,262
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F	8,463	539,658
FINLAND — 0.8%
Aktia Bank Oyj	16,282	155,581
Anora Group Oyj	4,874	39,439
BasWare Oyj (b)	3,905	162,074
Cargotec Oyj Class B	7,304	191,510
Caverion Oyj	14,031	64,762
Citycon Oyj (c)	19,217	130,186
Elisa Oyj	23,834	1,336,063
Finnair Oyj (b)(c)	99,297	42,458
Fortum Oyj	74,395	1,113,367
Harvia Oyj (c)	3,370	95,337
Huhtamaki Oyj	16,373	647,028
Kamux Corp.	8,863	71,995
Kemira Oyj	20,338	247,919
Kempower Oyj (b)(c)	5,722	69,619
Kesko Oyj Class B	43,889	1,032,843
Kojamo Oyj	24,325	418,587
Kone Oyj Class B	56,029	2,656,985
Konecranes Oyj	11,121	258,340
Marimekko Oyj	4,180	53,926
Metsa Board Oyj Class B	32,480	269,952
Metso Outotec Oyj	112,609	841,748
Musti Group Oyj	7,349	130,918
Neste Oyj	69,602	3,073,611
Nokia Oyj (e)	874,439	4,058,512
Nokia Oyj (e)	12,368	57,513
Nokian Renkaat Oyj	20,812	226,935
Nordea Bank Abp (e)	543,191	4,770,692
Nordea Bank Abp (e)	4,394	38,569
Oriola Oyj Class B	11,775	23,340
Orion Oyj Class B	16,964	755,511
Outokumpu Oyj	68,881	284,158
Puuilo Oyj (c)	13,810	68,896
QT Group Oyj (b)	2,926	215,353
Remedy Entertainment Oyj (c)	2,493	63,203
Revenio Group Oyj	3,977	176,788
Rovio Entertainment Oyj (d)	11,604	80,007
Sampo Oyj Class A	81,880	3,554,172
Sanoma Oyj	11,067	153,881
Spinnova Oyj (b)(c)	2,218	15,768
Stora Enso Oyj Class R	92,460	1,446,551
Talenom Oyj (c)	3,511	35,605
TietoEVRY Oyj	15,531	382,541
Tokmanni Group Corp.	9,924	116,512
UPM-Kymmene Oyj	87,822	2,663,510
Uponor Oyj	8,507	117,129
Valmet Oyj	28,226	690,803
Wartsila OYJ Abp	82,285	639,165
WithSecure Oyj (b)	14,547	76,041

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
YIT Oyj	22,823	$ 75,876
		33,891,279
FRANCE — 5.6%
AB Science SA (b)	2,718	23,272
ABC arbitrage	11,541	84,700
Accor SA (b)	27,799	750,683
Adevinta ASA (b)	46,998	338,461
Aeroports de Paris (b)	4,760	601,391
Air France-KLM (b)	200,576	234,331
Air Liquide SA	86,099	11,532,362
Airbus SE	97,170	9,391,660
AKWEL	1,074	17,987
Albioma SA	4,135	215,628
ALD SA (d)	15,843	184,181
Alstom SA	50,799	1,146,598
Altarea SCA REIT	636	86,837
Alten SA	4,574	496,360
Amundi SA (d)	10,128	552,710
Antin Infrastructure Partners SA	5,000	117,718
Aramis Group SAS (b)(d)	2,795	12,635
Arkema SA	9,900	878,918
Atos SE (b)	15,529	207,562
Aubay	1,140	57,684
AXA SA	319,766	7,240,923
Believe SA (b)	2,588	21,361
Beneteau SA	8,515	85,726
BioMerieux	6,863	668,703
BNP Paribas SA	182,180	8,640,221
Boiron SA	454	19,555
Bollore SE	138,415	639,600
Bonduelle SCA	1,324	21,538
Bouygues SA	37,009	1,135,969
Bureau Veritas SA	47,017	1,201,813
Capgemini SE	27,118	4,633,891
Carmila SA REIT	9,871	139,315
Carrefour SA	100,694	1,777,493
Casino Guichard Perrachon SA (b)	4,904	63,317
CGG SA (b)	253,845	220,161
Chargeurs SA	5,285	81,607
Cie de Saint-Gobain	82,037	3,511,671
Cie des Alpes (b)	3,159	47,161
Cie Generale des Etablissements Michelin SCA	109,880	2,983,853
Cie Plastic Omnium SA	11,639	201,137
Coface SA (b)	17,138	178,542
Covivio REIT	8,160	451,710
Credit Agricole SA	205,380	1,874,672
Danone SA	107,980	6,012,398
Dassault Aviation SA	4,061	632,166
Dassault Systemes SE	110,649	4,062,032
Derichebourg SA	21,744	125,027
Edenred	40,251	1,892,356
Eiffage SA	13,434	1,206,148
Security Description	Shares	Value
Electricite de France SA	98,692	$ 805,404
Elior Group SA (b)(d)	27,606	61,127
Elis SA	33,092	439,370
Engie SA	301,197	3,453,044
Equasens	412	32,821
Eramet SA	1,844	191,142
Esker SA	715	95,156
EssilorLuxottica SA	48,350	7,223,238
Eurazeo SE	6,349	392,280
Euroapi SA (b)	8,007	126,016
Eutelsat Communications SA	31,606	354,876
Faurecia SE (b)(e)	22,084	436,704
Faurecia SE (b)(c)(e)	2,032	40,065
Fnac Darty SA	3,113	131,611
Gaztransport Et Technigaz SA	3,875	484,109
Gecina SA REIT	7,409	689,371
Getlink SE	70,769	1,245,175
Groupe Guillin	1,195	25,236
Hermes International	5,238	5,842,963
ICADE REIT	6,427	312,707
ID Logistics Group (b)	344	95,123
Imerys SA	6,084	184,837
Interparfums SA	3,080	145,382
Ipsen SA	6,083	572,670
IPSOS	6,272	297,035
JCDecaux SA (b)	11,798	197,718
Kaufman & Broad SA	1,893	51,455
Kering SA	12,360	6,332,955
Klepierre SA REIT (b)	35,479	681,000
Korian SA	11,920	178,079
La Francaise des Jeux SAEM (d)	18,506	638,841
Lagardere SA	5,606	96,176
Legrand SA	44,104	3,248,806
LISI	3,054	58,364
LNA Sante SA	455	16,030
L'Oreal SA	40,645	13,992,718
LVMH Moet Hennessy Louis Vuitton SE	45,781	27,841,175
Maisons du Monde SA (d)	4,452	44,216
Manitou BF SA	1,060	19,681
McPhy Energy SA (b)	2,265	30,333
Mercialys SA REIT	13,227	106,615
Mersen SA	3,522	104,755
Metropole Television SA	3,965	58,406
Neoen SA (d)	9,031	339,515
Nexans SA	3,774	291,772
Nexity SA	6,162	164,273
Orange SA	328,997	3,859,118
Orpea SA	8,339	202,606
Pernod Ricard SA	34,614	6,343,617
PEUGEOT INVEST	1,682	152,106
Publicis Groupe SA	36,558	1,783,325
Quadient SA	11,950	203,388
Remy Cointreau SA	3,687	642,557

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Renault SA (b)	30,999	$ 770,984
Rexel SA	41,789	641,126
Rubis SCA	16,146	376,083
Safran SA	56,554	5,570,107
Sanofi	187,048	18,839,221
Sartorius Stedim Biotech	4,460	1,395,548
SCOR SE	26,085	559,047
SEB SA	4,336	415,003
SES-imagotag SA (b)	637	53,942
SMCP SA (b)(d)	4,538	23,702
Societe BIC SA	4,123	225,002
Societe Generale SA	131,456	2,870,927
Sodexo SA	14,187	994,620
SOITEC (b)	4,554	645,113
Solutions 30 SE (b)	23,486	88,098
Somfy SA	1,100	142,599
Sopra Steria Group SACA	2,498	372,405
SPIE SA	21,501	465,299
Technicolor SA (b)	32,324	95,432
Technip Energies NV	19,962	248,240
Teleperformance	9,524	2,920,348
Television Francaise 1	4,354	30,748
Thales SA	17,597	2,153,343
TotalEnergies SE	408,850	21,529,759
Trigano SA	1,440	140,609
Ubisoft Entertainment SA (b)	14,845	650,276
Unibail-Rodamco-Westfield CDI (b)(e)	34,100	88,168
Unibail-Rodamco-Westfield REIT (b)(e)	18,708	951,510
Valeo	36,952	711,785
Vallourec SA (b)	21,556	256,569
Valneva SE (b)	11,513	130,654
Veolia Environnement SA	110,780	2,697,330
Verallia SA (d)	11,993	285,617
Vicat SA	3,900	107,232
Vilmorin & Cie SA	622	26,173
Vinci SA	87,993	7,815,663
Virbac SA	654	254,004
Vivendi SE	125,827	1,275,468
Voltalia SA (b)	2,962	59,146
Wavestone	2,248	103,290
Wendel SE	4,213	351,257
Worldline SA (b)(d)	38,438	1,421,745
		246,811,998
GABON — 0.0% (a)
BW Energy, Ltd. (b)	11,791	30,505
GEORGIA — 0.0% (a)
Bank of Georgia Group PLC	5,714	90,628
TBC Bank Group PLC	4,451	68,326
		158,954
GERMANY — 4.3%
1&1 AG	6,659	125,310
Aareal Bank AG (b)	10,882	361,775
About You Holding SE (b)	5,000	35,650
Security Description	Shares	Value
Adesso SE	472	$ 72,241
adidas AG	30,873	5,446,927
ADLER Group SA (b)(d)	8,987	35,421
ADVA Optical Networking SE (b)	10,788	146,618
AIXTRON SE	18,270	461,847
Allianz SE	67,187	12,792,226
Amadeus Fire AG	922	114,705
Aroundtown SA (c)	161,121	510,890
Atoss Software AG	537	67,930
AURELIUS Equity Opportunities SE & Co. KGaA	3,824	81,155
Aurubis AG	5,046	341,631
Auto1 Group SE (b)(d)	13,870	101,285
BASF SE	151,081	6,558,775
Basler AG	379	30,311
Bayer AG	161,599	9,582,484
Bayerische Motoren Werke AG	54,462	4,182,613
Bayerische Motoren Werke AG Preference Shares	9,580	677,042
BayWa AG	2,500	110,556
Bechtle AG	12,795	521,818
Beiersdorf AG	16,345	1,665,726
Bertrandt AG	1,559	58,267
Bike24 Holding AG (b)	2,894	9,682
Bilfinger SE	5,632	164,157
Borussia Dortmund GmbH & Co. KGaA (b)	7,994	29,903
Brenntag SE	24,916	1,617,607
CANCOM SE	5,720	191,957
Carl Zeiss Meditec AG	6,747	803,411
CECONOMY AG	17,753	49,369
Cewe Stiftung & Co. KGaA	785	66,065
Commerzbank AG (b)	175,101	1,223,935
CompuGroup Medical SE & Co. KgaA	4,308	183,034
Continental AG	17,617	1,224,776
Covestro AG (d)	31,392	1,082,363
CropEnergies AG	4,161	55,246
CTS Eventim AG & Co. KGaA (b)	9,039	472,491
CureVac NV (b)(c)	8,000	108,593
Daimler Truck Holding AG (b)	72,853	1,897,249
Datagroup SE	430	30,839
Dermapharm Holding SE	3,546	176,090
Deutsche Bank AG	335,128	2,914,291
Deutsche Beteiligungs AG	2,337	61,813
Deutsche Boerse AG	31,253	5,214,682
Deutsche EuroShop AG	10,327	239,679
Deutsche Lufthansa AG (b)	95,847	557,531
Deutsche Pfandbriefbank AG (d)	21,805	195,590
Deutsche Post AG	163,051	6,092,299
Deutsche Telekom AG	533,146	10,560,073
Deutz AG	19,492	75,031

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
DIC Asset AG	5,992	$ 66,026
Draegerwerk AG & Co. KGaA	314	13,869
Draegerwerk AG & Co. KGaA Preference Shares	947	49,156
Duerr AG	7,444	170,900
E.ON SE	369,301	3,091,774
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,138	81,405
Einhell Germany AG Preference Shares	242	36,533
Elmos Semiconductor SE	932	35,467
ElringKlinger AG	2,938	22,100
Encavis AG	18,152	331,623
Energiekontor AG	858	69,069
Evonik Industries AG	34,081	725,426
Evotec SE (b)	22,022	529,527
Fielmann AG	4,064	201,814
Flatex DEGIRO AG (b)	9,844	93,446
Fraport AG Frankfurt Airport Services Worldwide (b)	5,965	258,799
Freenet AG	21,418	530,006
Fresenius Medical Care AG & Co. KGaA	32,900	1,638,248
Fresenius SE & Co. KGaA	68,586	2,072,223
FUCHS PETROLUB SE Preference Shares	11,208	311,683
GEA Group AG	25,646	881,834
Gerresheimer AG	5,064	328,238
GFT Technologies SE	2,760	109,214
Grand City Properties SA	18,482	248,867
GRENKE AG	4,025	98,297
Hamborner REIT AG	13,775	122,985
Hamburger Hafen und Logistik AG	4,381	61,832
Hannover Rueck SE	9,724	1,407,985
HeidelbergCement AG	23,740	1,137,702
Heidelberger Druckmaschinen AG (b)	30,000	44,693
HelloFresh SE (b)	26,715	861,616
Henkel AG & Co. KGaA Preference Shares	28,568	1,755,548
Henkel AG & Co. KGaA	16,663	1,017,347
Hensoldt AG	7,515	189,343
HOCHTIEF AG	3,685	178,948
Hornbach Holding AG & Co. KGaA	1,539	126,141
HUGO BOSS AG	9,595	505,166
Hypoport SE (b)	665	131,467
Indus Holding AG	4,262	98,917
Infineon Technologies AG	214,811	5,185,417
Instone Real Estate Group SE (d)	7,035	83,256
Jenoptik AG	8,308	184,830
JOST Werke AG (d)	3,047	113,403
Jungheinrich AG Preference Shares	10,101	219,650
K+S AG	31,291	758,618
Security Description	Shares	Value
KION Group AG	12,245	$ 506,813
Kloeckner & Co. SE	12,637	96,047
Knorr-Bremse AG	12,215	694,953
Krones AG	2,176	165,613
KWS Saat SE & Co. KGaA	1,667	98,466
LANXESS AG	13,168	470,538
LEG Immobilien SE	12,129	1,003,262
MBB SE	230	24,526
Medios AG (b)	1,048	28,706
Mercedes-Benz Group AG	138,779	8,011,676
Merck KGaA	21,259	3,578,260
METRO AG (b)	18,554	156,148
MLP SE	12,808	76,591
Montana Aerospace AG (b)(d)	3,894	59,955
MorphoSys AG (b)	4,985	97,847
MTU Aero Engines AG	8,598	1,561,351
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,045	5,401,514
Nagarro SE (b)	1,607	182,116
Nemetschek SE	9,898	597,693
Nordex SE (b)	15,250	129,713
Norma Group SE	5,838	130,001
Northern Data AG (b)	970	22,006
OHB SE	540	19,590
PATRIZIA AG	12,942	152,621
Pfeiffer Vacuum Technology AG	515	80,761
PNE AG	3,945	54,771
Porsche Automobil Holding SE Preference Shares	24,553	1,620,223
ProSiebenSat.1 Media SE	29,028	267,360
Puma SE	16,882	1,109,081
PVA TePla AG (b)	2,642	50,491
Rational AG	911	528,108
Rheinmetall AG	7,776	1,790,911
RWE AG	105,670	3,875,382
Salzgitter AG	5,203	126,305
SAP SE	171,766	15,610,259
Sartorius AG Preference Shares	4,275	1,490,064
Schaeffler AG Preference Shares	16,805	94,871
Scout24 SE (d)	13,512	692,039
Secunet Security Networks AG	245	72,358
SGL Carbon SE (b)	6,303	39,438
Siemens AG	125,835	12,772,596
Siemens Energy AG (b)	71,716	1,048,532
Siemens Healthineers AG (d)	46,386	2,351,486
Siltronic AG	2,468	182,934
Sirius Real Estate, Ltd.	193,470	209,584
Sixt SE	2,056	210,323
Sixt SE Preference Shares	2,921	182,309
SMA Solar Technology AG (b)	2,210	89,507
Software AG	10,373	342,902

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Softwareone Holding AG (c)	16,060	$ 191,911
Stabilus SE	3,524	171,866
Steico SE	1,042	73,532
STO SE & Co. KGaA Preference Shares	608	88,607
STRATEC SE	1,583	144,311
Stroeer SE & Co. KGaA	5,595	250,935
Suedzucker AG	10,311	165,791
Symrise AG	21,842	2,371,385
Synlab AG	17,055	296,159
TAG Immobilien AG	26,077	296,885
Takkt AG	5,349	83,882
TeamViewer AG (b)(d)	25,942	257,596
Telefonica Deutschland Holding AG	166,938	478,199
Thyssenkrupp AG (b)	72,531	410,227
TUI AG (b)	184,209	296,307
Uniper SE	26,583	393,801
United Internet AG	15,885	452,208
Varta AG (c)	2,625	217,184
VERBIO Vereinigte BioEnergie AG	7,261	364,369
Vitesco Technologies Group AG Class A (b)	3,550	136,949
Volkswagen AG	5,205	946,288
Volkswagen AG Preference Shares	30,527	4,066,539
Vonovia SE	125,620	3,861,085
Vossloh AG	1,786	56,669
Wacker Neuson SE	5,915	101,971
Wuestenrot & Wuerttembergische AG	3,780	66,706
Zalando SE (b)(d)	35,708	931,780
Zeal Network SE	2,348	92,052
		190,985,162
GHANA — 0.0% (a)
Tullow Oil PLC (b)	180,053	102,467
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	40,529
Alpha Services & Holdings SA (b)	652,497	567,551
Athens Water Supply & Sewage Co. SA	4,435	33,151
Eurobank Ergasias Services & Holdings SA Class A (b)	574,115	506,096
FF Group (b)(f)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	96,109
Hellenic Petroleum Holdings SA	14,090	92,360
Hellenic Telecommunications Organization SA	36,648	634,857
Holding Co. ADMIE IPTO SA	31,100	60,540
JUMBO SA	15,734	227,985
LAMDA Development SA (b)	12,062	70,617
Security Description	Shares	Value
Motor Oil Hellas Corinth Refineries SA	15,114	$ 278,886
Mytilineos SA	14,458	211,612
National Bank of Greece SA (b)	79,333	234,136
OPAP SA	37,433	534,184
Piraeus Financial Holdings SA (b)	197,793	193,797
Public Power Corp. SA (b)	47,658	261,327
Sarantis SA	9,794	67,578
Terna Energy SA	8,992	161,316
		4,272,631
GUERNSEY — 0.0% (a)
BMO Commercial Property Trust, Ltd. REIT	140,782	190,464
HONG KONG — 1.8%
AIA Group, Ltd.	1,953,000	21,167,798
Alibaba Pictures Group, Ltd. (b)	1,680,000	164,854
Apollo Future Mobility Group, Ltd. (b)	1,040,000	45,062
ASM Pacific Technology, Ltd.	48,200	409,399
Bank of East Asia, Ltd.	223,837	314,920
Beijing Energy International Holding Co., Ltd. (b)	158,000	4,913
Cafe de Coral Holdings, Ltd.	40,000	64,331
Champion REIT	300,000	133,428
China High Speed Transmission Equipment Group Co., Ltd. (b)	107,000	63,407
China Huishan Dairy Holdings Co., Ltd. (f)	66,000	—
China Youzan, Ltd. (b)(c)	1,724,000	52,509
Chinese Estates Holdings, Ltd. (b)	55,000	15,630
Chow Sang Sang Holdings International, Ltd.	60,000	66,905
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	48,475
CK Asset Holdings, Ltd.	321,681	2,275,189
CK Infrastructure Holdings, Ltd.	216,500	1,327,095
CK Life Sciences Int'l Holdings, Inc.	310,000	31,605
CLP Holdings, Ltd.	261,000	2,165,313
C-Mer Eye Care Holdings, Ltd. (b)	40,000	25,029
Comba Telecom Systems Holdings, Ltd. (b)	280,000	47,815
Concord New Energy Group, Ltd.	620,000	61,629
Cowell e Holdings, Inc. (b)(c)	46,000	59,794
Crystal International Group, Ltd. (d)	65,500	22,621
Dah Sing Banking Group, Ltd.	110,000	89,015

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Dah Sing Financial Holdings, Ltd.	23,200	$ 66,079
Digital China Holdings, Ltd.	68,000	33,710
EC Healthcare	54,000	54,503
Far East Consortium International, Ltd.	111,154	35,413
Fortune Real Estate Investment Trust	216,000	178,923
Glory Sun Financial Group, Ltd. (b)(c)	4,116,000	24,129
Grand Pharmaceutical Group, Ltd. Class A	130,000	75,214
Guotai Junan International Holdings, Ltd.	757,000	89,718
Haitong International Securities Group, Ltd. (c)	416,900	59,504
Hang Lung Group, Ltd.	131,000	247,077
Hang Lung Properties, Ltd.	302,000	572,676
Hang Seng Bank, Ltd.	122,200	2,156,851
Henderson Land Development Co., Ltd.	229,466	859,735
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	583,664	535,543
HKBN, Ltd.	114,000	129,444
HKT Trust & HKT, Ltd. Stapled Security	593,000	796,516
Hong Kong & China Gas Co., Ltd.	2,187,101	2,355,183
Hong Kong Exchanges & Clearing, Ltd.	195,361	9,610,020
Hong Kong Technology Venture Co., Ltd.	127,000	99,859
Hongkong Land Holdings, Ltd.	172,500	865,950
Huabao International Holdings, Ltd. (c)	113,000	86,979
Hutchison Port Holdings Trust Stapled Security	883,800	207,693
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	66,140
Hysan Development Co., Ltd.	107,000	322,488
IVD Medical Holding, Ltd.	218,000	68,065
Jardine Matheson Holdings, Ltd.	33,800	1,776,528
Johnson Electric Holdings, Ltd.	52,500	68,243
K Wah International Holdings, Ltd.	225,000	82,867
Kerry Properties, Ltd.	103,000	286,149
Kingboard Laminates Holdings, Ltd.	158,500	195,526
Lifestyle International Holdings, Ltd. (b)	41,000	16,615
Link REIT	342,290	2,791,729
LK Technology Holdings, Ltd. (c)	75,000	143,368
Security Description	Shares	Value
Luk Fook Holdings International, Ltd.	51,000	$ 130,962
Man Wah Holdings, Ltd.	257,600	278,382
Melco International Development, Ltd. (b)	139,000	102,741
Melco Resorts & Entertainment, Ltd. ADR (b)(c)	40,530	233,047
MTR Corp., Ltd.	290,381	1,517,229
New World Development Co., Ltd.	228,581	820,007
Nine Dragons Paper Holdings, Ltd.	242,000	204,778
Nissin Foods Co., Ltd. (c)	76,000	50,848
NWS Holdings, Ltd.	225,968	214,537
Orient Overseas International, Ltd.	20,000	530,142
Pacific Basin Shipping, Ltd.	790,000	302,028
Pacific Textiles Holdings, Ltd.	229,000	91,636
PAX Global Technology, Ltd.	81,000	63,070
PCCW, Ltd.	714,471	377,861
Perfect Medical Health Management, Ltd.	80,000	43,023
Pou Sheng International Holdings, Ltd.	219,000	24,839
Power Assets Holdings, Ltd.	227,000	1,427,618
Prosperity REIT	191,000	58,418
Prudential PLC	454,305	5,605,584
Realord Group Holdings, Ltd. (b)(c)	46,000	61,787
Sa Sa International Holdings, Ltd. (b)	124,000	22,755
Shun Tak Holdings, Ltd. (b)	122,000	24,409
Sino Biopharmaceutical, Ltd.	1,665,000	1,054,556
Sino Land Co., Ltd.	510,906	753,961
Skyworth Group, Ltd.	160,000	79,114
SmarTone Telecommunications Holdings, Ltd.	38,500	20,312
SSY Group, Ltd.	204,000	108,929
Stella International Holdings, Ltd.	45,500	43,488
Sun Hung Kai & Co., Ltd.	57,000	26,659
Sun Hung Kai Properties, Ltd.	233,500	2,758,454
SUNeVision Holdings, Ltd.	101,000	76,970
Sunlight Real Estate Investment Trust	122,000	56,748
Swire Pacific, Ltd. Class A	72,000	428,956
Swire Properties, Ltd.	188,200	467,205
Techtronic Industries Co., Ltd.	221,000	2,305,208
Texhong Textile Group, Ltd.	30,500	32,261
Truly International Holdings, Ltd.	248,000	75,851
United Energy Group, Ltd. (c)	1,270,000	152,136
United Laboratories International Holdings, Ltd.	166,000	98,369

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Value Partners Group, Ltd.	187,000	$ 70,539
Vinda International Holdings, Ltd.	87,000	222,851
Vitasoy International Holdings, Ltd.	136,000	237,789
Viva China Holdings, Ltd.	528,000	84,109
VTech Holdings, Ltd.	23,700	186,351
WH Group, Ltd. (d)	1,352,702	1,044,657
Wharf Real Estate Investment Co., Ltd.	276,000	1,315,467
Yue Yuen Industrial Holdings, Ltd.	148,000	192,758
Yuexiu Real Estate Investment Trust	547,000	213,308
Zhuguang Holdings Group Co., Ltd.	174,000	24,835
		77,932,715
HUNGARY — 0.0% (a)
Magyar Telekom Telecommunications PLC	65,543	55,261
MOL Hungarian Oil & Gas PLC	64,252	493,986
Opus Global Nyrt (b)	38,512	16,824
OTP Bank Nyrt	35,128	779,491
Richter Gedeon Nyrt	21,921	394,478
		1,740,040
INDIA — 3.8%
3M India, Ltd. (b)	304	84,126
Aarti Drugs, Ltd.	792	4,050
Aarti Industries, Ltd.	30,791	272,420
Aavas Financiers, Ltd. (b)	7,143	182,296
ACC, Ltd.	11,017	296,021
Adani Enterprises, Ltd.	44,289	1,228,691
Adani Green Energy, Ltd. (b)	63,073	1,541,114
Adani Ports & Special Economic Zone, Ltd.	76,986	655,145
Adani Power, Ltd. (b)	121,118	403,126
Adani Total Gas, Ltd.	43,171	1,308,099
Adani Transmission, Ltd. (b)	45,265	1,417,832
Aditya Birla Capital, Ltd. (b)	106,473	120,532
Aditya Birla Fashion & Retail, Ltd. (b)	76,383	229,277
Aegis Logistics, Ltd.	34,324	90,838
Affle India, Ltd. (b)	5,330	71,562
AIA Engineering, Ltd.	5,614	158,086
Ajanta Pharma Ltd.	2,836	44,364
Ajanta Pharma, Ltd.	5,671	88,728
Alembic Pharmaceuticals, Ltd.	7,522	69,365
Alkyl Amines Chemicals	1,560	49,733
Allcargo Logistics, Ltd.	10,620	35,361
Alok Industries, Ltd. (b)	102,260	28,487
Amara Raja Batteries, Ltd.	11,750	68,248
Amber Enterprises India, Ltd. (b)	3,821	108,702
Ambuja Cements, Ltd.	97,798	449,532
Security Description	Shares	Value
Angel One, Ltd.	3,338	$ 50,984
APL Apollo Tubes, Ltd. (b)	21,488	231,267
Apollo Hospitals Enterprise, Ltd.	16,167	754,074
Apollo Tyres, Ltd.	31,067	72,817
Aptus Value Housing Finance India, Ltd. (b)	27,028	96,445
Asahi India Glass, Ltd.	8,757	59,834
Ashok Leyland, Ltd.	236,765	443,115
Asian Paints, Ltd.	61,616	2,102,852
Astral, Ltd.	13,028	273,106
AstraZeneca Pharma India, Ltd.	1,288	44,120
Atul, Ltd.	2,138	217,416
AU Small Finance Bank, Ltd. (b)(d)	27,974	209,595
Aurobindo Pharma, Ltd.	46,396	301,444
Avanti Feeds, Ltd.	15,964	87,499
Avenue Supermarts, Ltd. (b)(d)	26,086	1,125,094
Axis Bank, Ltd.	372,880	3,006,743
Bajaj Auto, Ltd.	11,266	528,773
Bajaj Electricals, Ltd.	14,427	187,059
Bajaj Finance, Ltd.	43,554	2,978,421
Bajaj Finserv, Ltd.	5,989	829,026
Balaji Amines, Ltd.	1,401	50,867
Balkrishna Industries, Ltd.	12,535	341,126
Balrampur Chini Mills, Ltd.	31,845	144,945
Bandhan Bank, Ltd. (d)	107,528	358,778
BASF India, Ltd.	5,048	174,412
Bata India, Ltd.	10,694	225,966
Bayer CropScience, Ltd.	1,511	95,803
BEML, Ltd.	2,700	42,909
Berger Paints India, Ltd.	33,671	242,302
Bharat Electronics, Ltd.	415,308	1,231,107
Bharat Forge, Ltd.	37,864	312,511
Bharat Heavy Electricals, Ltd. (b)	104,240	59,332
Bharat Petroleum Corp., Ltd.	143,457	560,222
Bharti Airtel, Ltd. (b)	398,092	3,452,760
Biocon, Ltd.	102,362	399,740
Birla Corp., Ltd.	3,296	36,350
Birlasoft, Ltd.	16,592	74,217
Blue Dart Express, Ltd.	2,241	221,401
Blue Star, Ltd.	6,804	77,864
Bombay Burmah Trading Co.	6,225	71,199
Borosil Renewables, Ltd. (b)	17,601	134,104
Brigade Enterprises, Ltd.	14,178	79,784
Brightcom Group, Ltd.	83,290	33,064
Britannia Industries, Ltd.	20,435	896,969
Brookfield India Real Estate Trust REIT (d)	15,270	63,385
BSE, Ltd.	9,567	72,311
Can Fin Homes, Ltd.	8,634	46,613
Canara Bank	39,938	91,662
Carborundum Universal, Ltd.	16,876	153,198
Castrol India, Ltd.	94,135	123,133

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CCL Products India, Ltd.	10,542	$ 51,187
Ceat, Ltd.	2,422	28,498
Central Depository Services India, Ltd.	6,262	88,365
Century Plyboards India, Ltd.	8,003	53,274
Century Textiles & Industries, Ltd.	6,458	65,886
CESC, Ltd.	147,320	132,821
CG Power & Industrial Solutions, Ltd. (b)	65,451	158,836
Chambal Fertilizers and Chemicals, Ltd.	19,934	67,181
Chemplast Sanmar, Ltd. (b)	18,532	110,327
Cholamandalam Financial Holdings, Ltd.	22,915	172,125
Cholamandalam Investment & Finance Co., Ltd.	59,111	463,696
Cipla, Ltd.	76,006	882,747
City Union Bank, Ltd.	109,083	183,779
Clean Science & Technology, Ltd. (b)	2,912	54,944
Coal India, Ltd.	228,420	536,829
Coforge, Ltd.	4,514	202,303
Colgate-Palmolive India, Ltd.	27,197	512,050
Computer Age Management Services, Ltd.	2,662	76,104
Container Corp. Of India, Ltd.	42,000	316,067
Coromandel International, Ltd.	19,045	229,862
CreditAccess Grameen, Ltd. (b)	5,585	71,838
CRISIL, Ltd.	2,098	87,315
Crompton Greaves Consumer Electricals, Ltd.	83,106	357,954
Cummins India, Ltd.	17,973	233,093
Cyient, Ltd.	18,747	179,618
Dabur India, Ltd.	130,117	817,139
Dalmia Bharat, Ltd.	10,785	175,304
Deepak Fertilisers & Petrochemicals Corp., Ltd.	8,754	65,905
Deepak Nitrite, Ltd.	9,858	216,752
Devyani International, Ltd. (b)	34,765	68,388
Dhani Services, Ltd. (b)	93,195	42,306
Divi's Laboratories, Ltd.	26,165	1,202,816
Dixon Technologies India, Ltd.	4,648	210,410
DLF, Ltd.	88,211	349,281
Dr Lal PathLabs, Ltd. (d)	4,040	110,520
Dr Reddy's Laboratories, Ltd.	18,709	1,040,914
eClerx Services, Ltd.	2,262	55,001
Edelweiss Financial Services, Ltd.	131,214	85,651
Eicher Motors, Ltd.	22,178	784,743
EID Parry India, Ltd.	12,949	87,002
Emami, Ltd.	42,613	226,764
Embassy Office Parks REIT	58,471	277,064
Security Description	Shares	Value
Endurance Technologies, Ltd. (d)	7,581	$ 135,517
EPL ,Ltd.	15,437	29,155
Equitas Small Finance Bank, Ltd. (b)(d)	93,926	46,920
Exide Industries, Ltd.	109,934	191,825
FDC, Ltd. (b)	14,730	44,513
Federal Bank, Ltd.	213,984	244,406
Fine Organic Industries, Ltd.	1,104	67,072
Finolex Cables, Ltd.	8,417	40,107
Finolex Industries, Ltd.	49,960	86,164
Firstsource Solutions, Ltd.	34,036	44,348
Fortis Healthcare, Ltd. (b)	65,478	198,990
GAIL India, Ltd.	235,634	403,403
GAIL India, Ltd. GDR	1,422	14,718
Galaxy Surfactants, Ltd.	4,286	158,477
Garware Technical Fibres, Ltd.	1,337	52,116
GHCL, Ltd.	10,036	71,757
Gillette India, Ltd.	2,474	156,573
GlaxoSmithKline Pharmaceuticals, Ltd.	4,500	85,450
Glenmark Pharmaceuticals, Ltd.	20,328	99,449
GMM Pfaudler, Ltd.	804	44,242
GMR Infrastructure, Ltd. (b)	229,459	99,079
Godrej Consumer Products, Ltd. (b)	78,939	757,229
Godrej Industries, Ltd. (b)	10,074	55,343
Godrej Properties, Ltd. (b)	17,243	258,287
Granules India, Ltd.	19,628	67,666
Graphite India, Ltd.	7,019	34,934
Grasim Industries, Ltd.	42,410	709,272
Great Eastern Shipping Co., Ltd.	12,319	61,710
Grindwell Norton, Ltd.	5,900	125,740
Gujarat Fluorochemicals, Ltd.	3,012	105,836
Gujarat Gas, Ltd.	23,682	125,603
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	11,197	81,072
Gujarat Pipavav Port, Ltd.	38,312	37,404
Gujarat State Fertilizers & Chemicals, Ltd.	54,769	91,545
Gujarat State Petronet, Ltd.	30,640	84,542
Happiest Minds Technologies, Ltd.	7,184	75,408
Havells India, Ltd.	46,001	639,695
HCL Technologies, Ltd.	174,358	2,148,772
HDFC Life Insurance Co., Ltd. (d)	169,026	1,177,173
HeidelbergCement India, Ltd.	37,912	81,803
Hero MotoCorp, Ltd.	18,857	649,408
HFCL, Ltd.	79,838	55,754
Hindalco Industries, Ltd.	245,186	1,051,407
Hindustan Petroleum Corp., Ltd.	91,978	252,969

See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hindustan Unilever, Ltd.	141,966	$ 4,009,869
Hitachi Energy India, Ltd.	2,802	111,825
Housing Development Finance Corp., Ltd.	279,233	7,675,747
ICICI Bank, Ltd. ADR	61,022	1,082,530
ICICI Bank, Ltd.	711,861	6,374,727
ICICI Lombard General Insurance Co., Ltd. (d)	42,674	605,722
ICICI Prudential Life Insurance Co., Ltd. (d)	68,094	421,640
ICICI Securities, Ltd. (d)	9,852	53,506
IDFC First Bank, Ltd. (b)	848,930	338,078
IDFC, Ltd.	302,285	188,133
IIFL Finance, Ltd.	39,096	160,275
IIFL Wealth Management, Ltd.	4,034	75,654
India Cements, Ltd.	20,093	39,818
Indiabulls Housing Finance, Ltd.	83,213	99,838
Indiabulls Real Estate, Ltd. (b)	26,024	20,085
IndiaMart InterMesh, Ltd. (d)	1,265	61,017
Indian Bank	61,871	117,400
Indian Energy Exchange, Ltd. (d)	52,728	105,993
Indian Hotels Co., Ltd.	117,898	336,126
Indian Oil Corp., Ltd.	303,284	285,148
Indian Oil Corp., Ltd. (b)	151,642	142,574
Indian Railway Catering & Tourism Corp., Ltd.	34,240	249,822
Indraprastha Gas, Ltd.	45,210	203,745
Indus Towers, Ltd.	97,059	256,989
Info Edge India, Ltd.	12,451	592,622
Infosys, Ltd. ADR	70,069	1,296,977
Infosys, Ltd.	474,774	8,788,782
Inox Leisure, Ltd. (b)	20,361	131,091
Intellect Design Arena, Ltd. (b)	9,675	77,592
InterGlobe Aviation, Ltd. (b)(d)	19,361	393,778
Ipca Laboratories, Ltd.	22,647	257,377
IRB Infrastructure Developers, Ltd. (b)	17,724	45,391
ITC, Ltd.	479,768	1,661,547
JB Chemicals & Pharmaceuticals, Ltd.	4,324	86,108
Jindal Stainless Hisar, Ltd. (b)	13,598	35,126
Jindal Stainless, Ltd. (b)	25,431	32,138
Jindal Steel & Power, Ltd.	58,977	245,885
JK Cement, Ltd.	4,955	132,323
JK Lakshmi Cement, Ltd.	7,195	38,288
JM Financial, Ltd.	51,311	39,601
JSW Steel, Ltd.	132,344	946,003
Jubilant Foodworks, Ltd.	71,064	460,952
Jubilant Ingrevia, Ltd.	9,180	56,477
Jubilant Pharmova, Ltd.	16,358	71,192
Security Description	Shares	Value
Just Dial, Ltd. (b)	718	$ 5,139
Jyothy Labs, Ltd.	25,097	47,558
Kajaria Ceramics, Ltd.	12,979	155,753
Kansai Nerolac Paints, Ltd.	27,581	129,396
Karur Vysya Bank, Ltd.	105,611	60,112
Kaveri Seed Co., Ltd.	10,556	67,983
KEC International, Ltd.	26,603	131,798
KEI Industries, Ltd.	9,323	136,063
KNR Constructions, Ltd.	18,235	53,812
Kotak Mahindra Bank, Ltd.	94,826	1,994,561
KPIT Technologies, Ltd.	20,116	131,857
KPR Mill, Ltd.	11,678	76,251
Krishna Institute of Medical Sciences, Ltd. (b)(d)	4,518	67,768
L&T Finance Holdings, Ltd. (b)	80,402	68,824
Lakshmi Machine Works, Ltd.	1,452	165,142
Larsen & Toubro Infotech, Ltd. (d)	7,572	381,172
Larsen & Toubro, Ltd. GDR	2,055	40,484
Larsen & Toubro, Ltd.	108,518	2,141,229
Laurus Labs, Ltd. (d)	56,662	333,418
LIC Housing Finance, Ltd.	53,162	220,363
Linde India, Ltd.	2,553	103,389
Lupin, Ltd.	36,629	283,371
LUX Industries, Ltd.	1,083	24,060
Mahanagar Gas, Ltd.	7,097	68,353
Mahindra & Mahindra Financial Services, Ltd.	73,974	164,298
Mahindra & Mahindra, Ltd. GDR	3,302	44,907
Mahindra & Mahindra, Ltd.	137,076	1,897,428
Mahindra CIE Automotive, Ltd.	16,385	48,363
Mahindra Lifespace Developers, Ltd. (b)	12,533	64,718
Manappuram Finance, Ltd.	62,089	66,828
Marico, Ltd.	83,878	507,585
Maruti Suzuki India, Ltd.	21,835	2,342,066
Mastek, Ltd.	1,831	49,732
Max Financial Services, Ltd. (b)	39,277	389,102
Max Healthcare Institute, Ltd. (b)	77,857	361,767
Medplus Health Services, Ltd. (b)	9,643	93,692
Metropolis Healthcare, Ltd. (d)	2,766	49,261
Minda Industries, Ltd.	17,749	207,477
Mindspace Business Parks REIT (d)	37,000	164,164
Mindtree, Ltd.	9,323	340,827
Motherson Sumi Wiring India, Ltd. (b)	173,998	155,110
Motilal Oswal Financial Services, Ltd.	5,294	51,383
Mphasis, Ltd.	12,445	361,511

See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MRF, Ltd.	408	$ 365,783
Multi Commodity Exchange of India, Ltd.	5,986	99,141
Muthoot Finance, Ltd.	16,519	204,217
Narayana Hrudayalaya, Ltd. (b)	8,685	69,565
Natco Pharma, Ltd.	13,136	108,085
National Aluminium Co., Ltd.	208,978	182,059
Navin Fluorine International, Ltd.	4,638	214,456
NBCC India, Ltd.	75,439	27,129
NCC, Ltd.	48,477	33,209
NESCO, Ltd.	5,149	35,915
Nestle India, Ltd.	5,738	1,269,339
NIIT, Ltd.	10,587	55,447
Nippon Life India Asset Management, Ltd. (d)	14,668	50,381
NTPC, Ltd.	761,255	1,377,484
Nuvoco Vistas Corp., Ltd. (b)	27,030	101,603
Oberoi Realty, Ltd.	18,337	171,278
Oil & Natural Gas Corp., Ltd.	405,283	777,747
Oil India, Ltd.	33,154	105,584
Oracle Financial Services Software, Ltd.	2,609	102,358
Orient Electric, Ltd.	13,712	47,236
Page Industries, Ltd.	883	449,106
PB Fintech, Ltd. (b)	25,629	185,940
Persistent Systems, Ltd.	8,644	372,347
Petronet LNG, Ltd.	108,066	297,353
Phoenix Mills, Ltd.	13,628	204,267
PI Industries, Ltd.	13,454	436,044
Pidilite Industries, Ltd.	24,591	650,767
Piramal Enterprises, Ltd.	19,534	409,541
PNB Housing Finance, Ltd. (b)(d)	16,082	67,262
Polycab India, Ltd.	8,196	228,447
Polyplex Corp., Ltd.	4,159	115,982
Poonawalla Fincorp, Ltd. (b)	22,032	63,524
Power Grid Corp. of India, Ltd.	513,042	1,376,601
Praj Industries, Ltd.	15,877	73,160
Prestige Estates Projects, Ltd.	13,088	64,162
Procter & Gamble Health, Ltd.	760	40,331
PVR, Ltd. (b)	7,370	173,661
Quess Corp., Ltd. (d)	7,670	59,599
Radico Khaitan, Ltd.	12,968	143,272
Rain Industries, Ltd.	24,232	44,952
Rajesh Exports, Ltd.	10,314	81,679
Rallis India, Ltd.	37,687	90,027
Ramco Cements, Ltd. (b)	18,699	150,781
Ratnamani Metals & Tubes, Ltd.	2,937	61,527
RBL Bank, Ltd. (b)(d)	140,013	147,951
REC, Ltd.	149,512	234,285
Redington India, Ltd.	90,456	143,806
Security Description	Shares	Value
Relaxo Footwears, Ltd.	16,812	$ 205,188
Reliance Industries, Ltd. GDR (b)(d)	10,202	663,640
Reliance Industries, Ltd.	460,144	15,123,907
Reliance Industries, Ltd. GDR (c)(d)	3,000	195,150
Reliance Power, Ltd. (b)	342,941	49,939
Restaurant Brands Asia, Ltd. (b)	40,914	57,507
Route Mobile, Ltd.	2,470	38,872
Samvardhana Motherson International, Ltd.	212,705	318,226
Sanofi India, Ltd.	1,186	96,676
Saregama India, Ltd.	9,720	44,549
SBI Cards & Payment Services, Ltd.	38,019	369,851
SBI Life Insurance Co., Ltd. (d)	71,033	972,861
Schaeffler India, Ltd.	7,607	220,632
Sheela Foam, Ltd. (b)	2,006	67,579
Shree Cement, Ltd.	1,635	393,566
Shriram City Union Finance, Ltd.	2,825	59,401
Shriram Transport Finance Co., Ltd.	32,681	530,258
Siemens, Ltd.	10,262	311,924
SKF India, Ltd.	2,698	124,281
Sobha, Ltd.	12,486	91,235
Solar Industries India, Ltd.	3,000	104,288
Sonata Software, Ltd.	7,624	64,629
SpiceJet, Ltd. (b)	6,570	3,174
SRF, Ltd.	23,858	680,401
State Bank of India	276,511	1,631,283
State Bank of India GDR	1,020	59,364
Sterlite Technologies, Ltd.	54,517	102,479
Strides Pharma Science, Ltd.	26,243	109,893
Sumitomo Chemical India, Ltd.	12,208	65,567
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	22,519
Sun Pharmaceutical Industries, Ltd.	150,891	1,587,009
Sun TV Network, Ltd.	9,639	50,354
Sundram Fasteners, Ltd.	23,040	211,487
Sunteck Realty, Ltd.	14,806	93,095
Suprajit Engineering, Ltd.	9,970	41,971
Supreme Industries, Ltd.	9,151	204,735
Suven Pharmaceuticals, Ltd.	10,286	60,214
Suzlon Energy, Ltd. (b)	1,382,752	119,939
Symphony, Ltd.	3,877	43,040
Syngene International, Ltd. (d)	15,667	110,054
Tanla Platforms, Ltd.	9,605	122,190
Tata Chemicals, Ltd.	23,860	239,695
Tata Communications, Ltd.	21,223	245,695
Tata Consultancy Services, Ltd.	150,018	6,206,259

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Tata Consumer Products, Ltd.	96,115	$ 859,677
Tata Elxsi, Ltd.	5,517	570,793
Tata Motors, Ltd. ADR (b)(c)	7,545	195,189
Tata Motors, Ltd. (b)	231,619	1,207,771
Tata Power Co., Ltd.	265,960	680,960
Tata Steel, Ltd.	117,570	1,290,817
Tata Steel, Ltd. GDR	1,300	14,105
Tata Teleservices Maharashtra, Ltd. (b)	66,994	102,732
TCI Express, Ltd.	1,941	39,187
TeamLease Services, Ltd. (b)	1,645	67,409
Tech Mahindra, Ltd.	101,298	1,282,700
Thermax, Ltd.	9,721	258,146
Timken India, Ltd.	6,375	191,906
Titan Co., Ltd.	65,122	1,600,786
Torrent Pharmaceuticals, Ltd.	6,693	242,409
Torrent Power, Ltd.	20,143	115,199
Trent, Ltd.	26,123	355,314
Trident, Ltd.	139,708	68,463
TTK Prestige, Ltd.	4,980	52,387
Tube Investments of India, Ltd.	17,036	397,206
TV18 Broadcast, Ltd. (b)	322,994	159,304
TVS Motor Co., Ltd.	27,382	291,928
UltraTech Cement, Ltd.	15,864	1,126,395
United Spirits, Ltd. (b)	54,791	527,113
UPL, Ltd.	79,996	640,596
UTI Asset Management Co., Ltd.	5,427	44,386
Vaibhav Global, Ltd.	5,835	22,159
Vardhman Textiles, Ltd.	15,810	53,062
Vedanta, Ltd.	170,770	482,215
V-Guard Industries, Ltd.	20,544	58,584
Vinati Organics, Ltd.	4,690	117,760
VIP Industries, Ltd.	8,149	64,647
V-Mart Retail, Ltd. (b)	2,562	80,624
Vodafone Idea, Ltd. (b)	1,677,930	178,475
Voltas, Ltd.	33,050	406,950
Welspun India, Ltd.	35,592	31,300
Westlife Development, Ltd. (b)	16,453	103,607
Whirlpool of India, Ltd.	4,000	79,058
Wipro, Ltd. ADR	19,054	101,177
Wipro, Ltd.	193,852	1,021,268
Wockhardt, Ltd. (b)	21,369	56,431
Yes Bank, Ltd. (b)	2,045,987	327,731
Zee Entertainment Enterprises, Ltd.	139,247	377,508
Zensar Technologies, Ltd.	13,013	44,836
ZF Commercial Vehicle Control Systems India, Ltd.	1,191	116,376
Zomato, Ltd. (b)	240,000	163,652
Zydus Wellness, Ltd.	2,541	52,667
		167,504,482
Security Description	Shares	Value
INDONESIA — 0.6%
Ace Hardware Indonesia Tbk PT	1,445,300	$ 74,703
Adaro Energy Indonesia Tbk PT	1,979,100	379,945
Adaro Minerals Indonesia Tbk PT (b)	640,300	67,909
AKR Corporindo Tbk PT	3,026,000	209,215
Aneka Tambang Tbk	2,322,500	280,618
Astra Agro Lestari Tbk PT	154,200	101,437
Astra International Tbk PT	3,187,700	1,417,588
Bank Aladin Syariah Tbk PT (b)	1,000,000	128,545
Bank BTPN Syariah Tbk PT	170,800	32,331
Bank Central Asia Tbk PT	9,619,500	4,681,415
Bank Jago Tbk PT (b)	655,100	402,360
Bank Mandiri Persero Tbk PT	2,958,400	1,573,775
Bank Negara Indonesia Persero Tbk PT	1,007,600	530,939
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	555,000	51,225
Bank Pembangunan Daerah Jawa Timur Tbk PT	959,000	47,636
Bank Rakyat Indonesia Persero Tbk PT	11,474,017	3,196,320
Bank Tabungan Negara Persero Tbk PT	1,217,700	118,930
Barito Pacific Tbk PT	4,756,200	241,043
Berkah Beton Sadaya Tbk PT	657,400	163,274
BFI Finance Indonesia Tbk PT	2,268,000	166,703
Bukit Asam Tbk PT	469,600	120,414
Bumi Serpong Damai Tbk PT (b)	1,332,000	81,364
Bumitama Agri, Ltd.	133,900	63,982
Charoen Pokphand Indonesia Tbk PT	1,602,300	645,330
Ciputra Development Tbk PT	929,100	53,635
Digital Mediatama Maxima Tbk PT (b)	388,500	39,117
Erajaya Swasembada Tbk PT	1,523,700	53,696
First Pacific Co., Ltd.	386,000	149,541
First Resources, Ltd.	108,800	127,430
Golden Agri-Resources, Ltd.	957,100	171,930
Gudang Garam Tbk PT	69,400	145,229
Indah Kiat Pulp & Paper Tbk PT	403,700	205,949
Indo Tambangraya Megah Tbk PT	115,300	237,411
Indocement Tunggal Prakarsa Tbk PT	240,300	152,834
Indofood CBP Sukses Makmur Tbk PT	604,300	387,385
Indofood Sukses Makmur Tbk PT	1,089,000	515,352
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,079,505	139,588

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Japfa Comfeed Indonesia Tbk PT	2,105,200	$ 217,621
Jasa Marga Persero Tbk PT (b)	371,675	88,319
Kalbe Farma Tbk PT	3,975,800	443,016
Link Net Tbk PT	158,100	49,560
Lippo Karawaci Tbk PT (b)	12,717,700	95,612
Medco Energi Internasional Tbk PT (b)	3,023,500	128,875
Media Nusantara Citra Tbk PT	1,186,900	74,492
Merdeka Copper Gold Tbk PT (b)	1,980,252	530,371
Metro Healthcare Indonesia Tbk PT (b)	5,468,200	183,527
Mitra Adiperkasa Tbk PT (b)	2,793,900	183,791
Nickel Industries, Ltd.	234,700	157,357
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	57,670
Pacific Strategic Financial Tbk PT (b)	2,687,400	182,197
Pakuwon Jati Tbk PT (b)	1,357,000	42,994
Perusahaan Gas Negara Tbk PT	2,224,000	237,366
Sarana Menara Nusantara Tbk PT	5,358,300	395,646
Semen Indonesia Persero Tbk PT	547,200	261,708
Smartfren Telecom Tbk PT (b)	6,214,000	34,621
Sumber Alfaria Trijaya Tbk PT	1,960,000	268,394
Summarecon Agung Tbk PT (b)	988,789	37,832
Surya Citra Media Tbk PT (b)	2,556,000	37,746
Telkom Indonesia Persero Tbk PT	7,528,900	2,021,520
Timah Tbk PT	378,800	36,869
Tower Bersama Infrastructure Tbk PT	1,144,200	225,806
Transcoal Pacific Tbk PT (b)	285,500	202,183
Unilever Indonesia Tbk PT	2,067,100	661,860
United Tractors Tbk PT	219,300	418,065
Waskita Karya Persero Tbk PT (b)	3,149,800	116,287
Wijaya Karya Persero Tbk PT (b)	1,310,600	85,335
XL Axiata Tbk PT	464,200	81,015
		24,713,753
IRAQ — 0.0% (a)
Gulf Keystone Petroleum, Ltd.	34,974	110,433
IRELAND — 0.4%
AerCap Holdings NV (b)	21,723	889,340
AIB Group PLC	120,641	274,194
Bank of Ireland Group PLC	155,812	982,574
C&C Group PLC (b)	56,746	127,011
Security Description	Shares	Value
Cairn Homes PLC (b)	98,009	$ 101,951
COSMO Pharmaceuticals NV	2,102	102,756
CRH PLC	123,971	4,276,980
Dalata Hotel Group PLC (b)	26,175	95,092
Flutter Entertainment PLC (b)(c)(e)	15,093	1,522,356
Flutter Entertainment PLC (b)(e)	11,326	1,133,951
Glanbia PLC	30,127	325,356
Glenveagh Properties PLC (b)(c)(d)	87,042	85,083
Greencore Group PLC (b)	60,591	73,070
Irish Residential Properties REIT PLC	52,453	69,424
Kerry Group PLC Class A	25,541	2,438,946
Keywords Studios PLC	11,452	305,139
Kingspan Group PLC (c)	24,730	1,484,018
Origin Enterprises PLC	14,761	63,425
Smurfit Kappa Group PLC	39,490	1,324,417
Uniphar PLC (b)	37,380	113,133
		15,788,216
ISRAEL — 0.6%
AFI Properties, Ltd.	2,220	106,466
Airport City, Ltd. (b)	13,375	227,541
Alony Hetz Properties & Investments, Ltd.	22,632	282,791
Altshuler Shaham Penn, Ltd.	6,613	17,459
Amot Investments, Ltd.	39,500	236,629
Arad Investment & Industrial Development, Ltd.	1,074	118,681
Ashtrom Group, Ltd.	6,844	150,241
AudioCodes, Ltd.	6,116	132,950
Azorim-Investment Development & Construction Co., Ltd.	27,782	103,999
Azrieli Group, Ltd.	6,328	441,604
Bank Hapoalim BM	208,847	1,738,926
Bank Leumi Le-Israel BM	238,987	2,118,854
Bezeq The Israeli Telecommunication Corp., Ltd.	309,270	478,633
Big Shopping Centers, Ltd.	1,641	201,438
Blue Square Real Estate, Ltd.	992	68,236
Camtek, Ltd. (b)	5,820	140,309
Cellcom Israel, Ltd. (b)	30,780	151,169
Check Point Software Technologies, Ltd. (b)	16,710	2,034,944
Clal Insurance Enterprises Holdings, Ltd. (b)	14,033	248,873
Cognyte Software, Ltd. (b)	11,500	48,875
Danel Adir Yeoshua, Ltd.	765	96,222
Delek Automotive Systems, Ltd.	5,899	64,007
Delek Group, Ltd. (b)	1,436	186,524
Delta Galil Industries, Ltd.	1,156	56,576
Doral Group Renewable Energy Resources, Ltd. (b)	9,230	32,839

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Elbit Systems, Ltd.	4,164	$ 947,858
Elco, Ltd.	2,531	162,463
Electra Consumer Products 1970, Ltd.	1,135	47,543
Electra Real Estate, Ltd.	7,672	107,342
Electra, Ltd.	418	231,597
Energix-Renewable Energies, Ltd.	29,187	88,091
Enlight Renewable Energy, Ltd. (b)	145,016	274,492
Equital, Ltd. (b)	3,137	98,620
Fattal Holdings 1998, Ltd. (b)	970	100,403
FIBI Holdings, Ltd.	2,643	110,485
First International Bank Of Israel, Ltd.	8,228	305,659
Formula Systems 1985, Ltd.	1,091	98,099
Fox Wizel, Ltd.	1,116	126,349
G City, Ltd.	12,106	68,720
Gav-Yam Lands Corp., Ltd.	—	3
Gilat Satellite Networks, Ltd. (b)	8,589	51,331
Harel Insurance Investments & Financial Services, Ltd.	18,440	179,127
Hilan, Ltd.	1,722	90,325
ICL Group, Ltd.	116,448	1,053,706
IDI Insurance Co., Ltd.	1,267	32,922
Isracard, Ltd.	49,413	175,662
Israel Canada T.R, Ltd.	13,300	51,079
Israel Corp., Ltd. (b)	754	330,480
Israel Discount Bank, Ltd. Class A	203,476	1,055,102
Isras Investment Co., Ltd.	573	109,114
Ituran Location & Control, Ltd.	6,200	151,838
Kornit Digital, Ltd. (b)	7,300	231,410
M Yochananof & Sons, Ltd.	756	45,203
Magic Software Enterprises, Ltd.	2,818	49,148
Matrix IT, Ltd.	4,080	94,330
Maytronics, Ltd.	9,751	136,848
Mega Or Holdings, Ltd.	3,524	105,655
Mehadrin, Ltd. (b)	—	10
Melisron, Ltd. (b)	3,929	261,399
Menora Mivtachim Holdings, Ltd. (b)	2,913	53,333
Migdal Insurance & Financial Holding, Ltd.	42,449	62,871
Mivne Real Estate KD, Ltd.	93,990	272,672
Mizrahi Tefahot Bank, Ltd. (b)	25,314	834,849
Nano Dimension, Ltd. ADR (b)	41,300	129,682
Nano-X Imaging, Ltd. (b)(c)	11,300	127,690
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	82,729
Neto Malinda Trading, Ltd. (b)	1,889	75,514
Nice, Ltd. (b)	10,383	1,987,865
Security Description	Shares	Value
Nova Ltd. (b)	4,483	$ 388,629
Oil Refineries, Ltd.	276,499	98,610
One Software Technologies, Ltd.	3,910	61,506
OPC Energy, Ltd. (b)	14,607	142,852
OY Nofar Energy, Ltd. (b)	2,491	61,511
Partner Communications Co., Ltd. (b)	17,416	123,428
Paz Oil Co., Ltd. (b)	1,506	179,921
Perion Network, Ltd. (b)	7,513	135,494
Phoenix Holdings, Ltd.	23,754	233,731
Plus500, Ltd.	17,814	361,940
Prashkovsky Investments and Construction, Ltd.	1,044	32,404
Property & Building Corp., Ltd. (b)	682	53,358
RADA Electronic Industries, Ltd. (b)(c)	6,900	63,756
Radware, Ltd. (b)	6,900	149,523
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	105,480
REIT 1, Ltd.	26,757	139,662
Retailors, Ltd.	1,806	32,787
Sapiens International Corp. NV	3,605	84,408
Sella Capital Real Estate, Ltd. REIT	33,394	90,585
Shapir Engineering and Industry, Ltd.	29,728	241,922
Shikun & Binui, Ltd. (b)	36,982	150,160
Shufersal, Ltd.	39,563	258,696
Strauss Group, Ltd.	10,127	247,930
Summit Real Estate Holdings, Ltd.	5,965	94,768
Taboola.com, Ltd. (b)	7,700	19,481
Tadiran Group, Ltd.	1,085	144,061
Taptica International, Ltd. (b)(c)	12,248	52,091
Teva Pharmaceutical Industries, Ltd. ADR (b)	158,253	1,190,063
Teva Pharmaceutical Industries, Ltd. (b)	19,463	148,384
Tower Semiconductor, Ltd. (b)	17,942	833,535
Wix.com, Ltd. (b)	8,600	563,730
YH Dimri Construction & Development, Ltd.	968	73,661
ZIM Integrated Shipping Services, Ltd. (c)	13,800	651,774
		27,294,245
ITALY — 1.2%
A2A SpA	231,550	293,394
ACEA SpA	6,680	98,539
AMCO - Asset Management Co. SpA Class B (c)(f)	403	—
Amplifon SpA	19,491	596,023

See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Anima Holding SpA (d)	38,797	$ 141,880
Antares Vision SpA (b)	8,788	79,563
Ariston Holding NV	18,227	148,918
Arnoldo Mondadori Editore SpA	41,346	73,915
Ascopiave SpA	16,517	49,817
Assicurazioni Generali SpA	184,269	2,933,005
Atlantia SpA	79,810	1,867,328
Autogrill SpA (b)	35,578	235,668
Azimut Holding SpA	15,778	273,571
Banca Generali SpA	8,653	243,888
Banca IFIS SpA	5,425	76,623
Banca Mediolanum SpA	33,032	216,800
Banca Monte dei Paschi di Siena SpA (b)(c)	25,614	14,487
Banca Popolare di Sondrio SPA	68,167	234,177
Banco BPM SpA	233,081	661,820
BFF Bank SpA (d)	25,075	168,167
Biesse SpA	4,132	54,602
BPER Banca (c)	166,223	272,397
Brembo SpA	21,681	210,117
Brunello Cucinelli SpA	5,684	255,402
Buzzi Unicem SpA	13,897	226,792
Carel Industries SpA (d)	5,036	99,822
CIR SpA-Compagnie Industriali (b)	81,273	34,242
Coca-Cola HBC AG	30,858	682,804
Credito Emiliano SpA	12,829	70,413
Cromwell European Real Estate Investment Trust	48,960	99,811
Danieli & C Officine Meccaniche SpA	5,774	81,009
Danieli & C Officine Meccaniche SpA	1,537	31,334
Davide Campari-Milano NV	90,134	945,604
De' Longhi SpA	14,428	267,586
DiaSorin SpA (c)	3,941	515,839
Digital Value SpA (b)(c)	503	30,500
doValue SpA (d)	6,479	38,135
El.En. SpA	10,888	140,578
Enav SpA (d)	44,871	186,985
Enel SpA	1,342,326	7,325,406
Eni SpA	417,345	4,942,557
ERG SpA	9,874	305,967
Esprinet SpA (c)	3,797	27,132
Ferrari NV	20,932	3,833,964
Fila SpA	4,681	40,667
Fincantieri SpA (b)(c)	59,925	33,204
FinecoBank Banca Fineco SpA	98,895	1,180,711
Gruppo MutuiOnline SpA	3,985	100,487
GVS SpA (c)(d)	12,903	104,948
Hera SpA	128,476	370,710
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	50,753
Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (d)	52,703	$ 533,572
Interpump Group SpA	11,078	421,335
Intesa Sanpaolo SpA	2,733,642	5,087,037
Iren SpA	115,861	252,428
Italgas SpA	76,134	442,146
Italmobiliare SpA	2,891	79,640
Iveco Group NV (b)	29,530	155,657
Juventus Football Club SpA (b)(c)	93,321	35,259
Leonardo SpA	63,467	642,150
Maire Tecnimont SpA	17,380	49,786
MARR SpA	3,554	48,896
Mediobanca Banca di Credito Finanziario SpA	97,401	840,894
MFE-MediaForEurope NV Class A (b)(c)	40,137	18,379
MFE-MediaForEurope NV Class B (c)	40,137	28,219
Moncler SpA	33,283	1,424,188
Nexi SpA (b)(d)	82,187	679,131
OVS SpA (d)	29,909	48,654
Pharmanutra SpA	582	36,690
Piaggio & C SpA	24,484	57,183
Pirelli & C SpA (d)	51,939	210,465
Poste Italiane SpA (d)	81,931	763,355
Prysmian SpA	43,271	1,185,679
RAI Way SpA (d)	11,872	63,299
Recordati Industria Chimica e Farmaceutica SpA	16,398	711,618
Reply SpA	4,075	492,906
Safilo Group SpA (b)	36,831	47,631
Saipem SpA (c)	1,373	3,667
Salcef Group SpA	3,946	68,481
Salvatore Ferragamo SpA	6,814	104,718
Sanlorenzo SpA/Ameglia	2,587	86,817
Saras SpA (b)	89,482	129,752
Seco SpA (b)(c)	5,196	34,386
Sesa SpA	1,926	244,443
Snam SpA	324,817	1,697,560
SOL SpA	4,973	85,680
Spaxs SpA (b)(c)	8,543	92,885
Tamburi Investment Partners SpA (c)	17,060	130,733
Technogym SpA (c)(d)	19,420	126,282
Technoprobe SpA (b)	20,000	140,718
Telecom Italia SpA (b)	1,562,595	407,914
Terna - Rete Elettrica Nazionale	226,637	1,774,189
Tinexta SpA	5,449	126,808
Tod's SpA (b)	3,016	93,583
UniCredit SpA	351,375	3,329,982
Unipol Gruppo SpA	56,938	258,104
Webuild SpA (c)	51,213	79,187
Wiit SpA	1,415	25,740

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zignago Vetro SpA	3,618	$ 43,952
		54,409,839
JAPAN — 14.1%
77 Bank, Ltd.	8,100	108,215
ABC-Mart, Inc.	4,900	216,407
Activia Properties, Inc. REIT	105	312,631
Adastria Co., Ltd.	2,800	46,146
ADEKA Corp.	13,800	237,999
Advance Logistics Investment Corp. REIT	64	70,852
Advance Residence Investment Corp. REIT	217	576,622
Advantest Corp.	31,800	1,699,371
Aeon Co., Ltd.	107,800	1,867,883
Aeon Delight Co., Ltd.	3,300	72,070
AEON Financial Service Co., Ltd.	15,600	146,751
Aeon Hokkaido Corp. (c)	3,200	25,580
Aeon Mall Co., Ltd.	15,200	185,616
AEON REIT Investment Corp.	303	341,462
AGC, Inc. (c)	31,900	1,120,040
Ai Holdings Corp.	4,100	46,778
Aica Kogyo Co., Ltd.	7,500	156,343
Aichi Corp.	11,000	69,471
Aida Engineering, Ltd.	8,700	58,211
Aiful Corp.	60,800	156,638
Ain Holdings, Inc.	3,800	202,790
Air Water, Inc.	28,200	353,707
Airtrip Corp. (c)	1,800	33,707
Aisin Corp.	22,800	704,869
Ajinomoto Co., Inc.	74,900	1,819,366
Alfresa Holdings Corp.	29,100	390,913
Alpen Co., Ltd. (c)	6,500	96,695
Alpha Systems, Inc	1,000	31,394
Alps Alpine Co., Ltd.	32,000	324,346
Amada Co., Ltd.	51,600	378,677
Amano Corp.	9,900	170,884
Amvis Holdings, Inc.	3,300	91,818
ANA Holdings, Inc. (b)	25,100	461,797
AnGes, Inc. (b)(c)	16,700	41,426
Anicom Holdings, Inc.	7,200	34,343
Anritsu Corp.	20,000	216,113
Aozora Bank, Ltd. (c)	17,500	339,682
Appier Group, Inc. (b)	9,200	57,629
Arata Corp.	1,900	54,613
Arcland Sakamoto Co., Ltd. (c)	7,200	79,974
Arcland Service Holdings Co., Ltd. (c)	4,100	63,346
Arcs Co., Ltd.	8,800	129,615
Argo Graphics, Inc.	2,900	68,415
Ariake Japan Co., Ltd.	2,700	110,898
ARTERIA Networks Corp.	5,200	46,773
As One Corp.	6,000	236,281
Asahi Group Holdings, Ltd.	73,900	2,417,912
Security Description	Shares	Value
Asahi Holdings, Inc.	11,500	$ 180,387
Asahi Intecc Co., Ltd.	32,400	488,427
Asahi Kasei Corp.	206,900	1,577,773
Asics Corp.	26,600	480,290
ASKUL Corp.	4,800	57,167
Astellas Pharma, Inc.	304,700	4,743,591
Atom Corp. (b)(c)	21,200	122,030
Autobacs Seven Co., Ltd.	32,700	336,496
Avex, Inc.	6,600	65,487
Awa Bank, Ltd.	4,900	72,893
Axial Retailing, Inc.	2,100	48,228
Azbil Corp.	18,700	490,711
Bandai Namco Holdings, Inc.	32,700	2,305,644
Bank of Kyoto, Ltd.	8,600	365,890
BayCurrent Consulting, Inc.	2,000	531,449
Belc Co., Ltd.	1,500	57,083
Bell System24 Holdings, Inc.	3,500	35,681
Belluna Co., Ltd. (c)	8,800	48,257
Benefit One, Inc.	11,000	147,687
Benesse Holdings, Inc.	11,900	192,443
BeNext-Yumeshin Group Co. (c)	10,803	119,198
Bengo4.com, Inc. (b)	1,400	39,211
Bic Camera, Inc.	14,200	122,501
BIPROGY, Inc.	10,700	212,653
BML, Inc.	3,000	77,840
Bridgestone Corp. (c)	93,900	3,421,332
Brother Industries, Ltd.	38,200	670,619
Bunka Shutter Co., Ltd.	10,500	77,134
C Uyemura & Co., Ltd.	2,600	98,178
Calbee, Inc.	14,300	287,989
Canon Electronics, Inc.	2,900	32,638
Canon Marketing Japan, Inc.	6,900	143,125
Canon, Inc. (c)	163,700	3,717,305
Capcom Co., Ltd.	27,500	666,979
Casio Computer Co., Ltd.	35,400	328,060
Cawachi, Ltd.	5,300	83,603
Cellebrite DI, Ltd. (b)(c)	5,100	26,010
Central Glass Co., Ltd.	4,900	111,269
Central Japan Railway Co.	23,400	2,696,456
Change, Inc. (c)	4,900	77,366
Chiba Bank, Ltd.	82,100	447,802
Chiyoda Corp. (b)(c)	14,600	45,996
Chofu Seisakusho Co., Ltd.	3,100	40,229
Chubu Electric Power Co., Inc.	113,900	1,145,246
Chudenko Corp.	3,000	47,212
Chugai Pharmaceutical Co., Ltd.	110,800	2,830,047
Chugoku Bank, Ltd.	22,200	160,632
Chugoku Electric Power Co., Inc.	53,500	343,789
Chugoku Marine Paints, Ltd.	8,400	54,473
CI Takiron Corp.	12,200	48,403
Citizen Watch Co., Ltd.	36,600	148,711
CKD Corp.	7,700	97,940

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	22,100	$ 263,531
COLOPL, Inc. (c)	4,900	23,624
Colowide Co., Ltd. (c)	11,900	160,821
Comforia Residential REIT, Inc.	118	290,972
COMSYS Holdings Corp.	16,700	317,885
Comture Corp.	6,200	120,527
Concordia Financial Group, Ltd.	174,700	604,387
CONEXIO Corp.	5,500	53,763
Cosmo Energy Holdings Co., Ltd.	11,900	329,351
Cosmos Pharmaceutical Corp.	3,000	287,733
CRE Logistics REIT, Inc. (c)	137	190,190
Create Restaurants Holdings, Inc.	31,600	217,249
Create SD Holdings Co., Ltd. (c)	4,000	88,064
Credit Saison Co., Ltd.	21,600	247,870
Curves Holdings Co., Ltd.	4,300	20,890
CyberAgent, Inc.	73,800	733,899
CYBERDYNE, Inc. (b)(c)	11,000	25,910
Cybozu, Inc. (c)	7,400	51,093
Dai Nippon Printing Co., Ltd.	34,600	745,203
Daicel Corp.	38,100	235,294
Daido Steel Co., Ltd.	4,200	108,049
Daifuku Co., Ltd.	15,900	908,204
Daihen Corp.	2,300	70,936
Daiho Corp.	2,700	91,520
Dai-ichi Life Holdings, Inc.	165,400	3,055,861
Daiichi Sankyo Co., Ltd.	288,200	7,291,181
Daiichikosho Co., Ltd.	4,700	136,653
Daiken Corp.	4,000	53,940
Daiki Aluminium Industry Co., Ltd.	3,800	33,481
Daikin Industries, Ltd.	41,100	6,579,993
Daikokutenbussan Co., Ltd. (c)	2,200	63,156
Daio Paper Corp.	12,300	128,111
Daiseki Co., Ltd.	6,360	198,494
Daishi Hokuetsu Financial Group, Inc.	5,500	101,535
Daito Trust Construction Co., Ltd.	10,300	887,807
Daiwa House Industry Co., Ltd.	98,900	2,301,879
Daiwa House REIT Investment Corp.	349	789,941
Daiwa Industries, Ltd.	6,600	53,439
Daiwa Office Investment Corp. REIT	49	251,032
Daiwa Securities Group, Inc.	226,100	1,008,550
Daiwa Securities Living Investments Corp. REIT	300	262,780
Daiwabo Holdings Co., Ltd.	11,900	154,953
Security Description	Shares	Value
DCM Holdings Co., Ltd.	20,900	$ 159,686
Demae-Can Co., Ltd. (b)(c)	2,700	8,546
DeNA Co., Ltd.	12,800	177,978
Denka Co., Ltd.	13,800	333,687
Denso Corp.	70,900	3,761,711
Dentsu Group, Inc. (c)	35,700	1,070,829
Descente, Ltd.	4,200	97,074
Dexerials Corp.	9,400	250,127
DIC Corp. (c)	10,400	184,108
Digital Arts, Inc.	1,700	73,203
Digital Garage, Inc.	4,800	129,668
Dip Corp.	5,500	152,019
Direct Marketing MiX, Inc. (c)	6,600	83,608
Disco Corp.	4,700	1,113,982
DMG Mori Co., Ltd.	18,900	233,720
Doshisha Co., Ltd.	4,900	56,663
Doutor Nichires Holdings Co., Ltd.	3,100	35,140
Dowa Holdings Co., Ltd.	7,200	238,755
DTS Corp.	5,600	124,280
Duskin Co., Ltd.	11,700	249,063
DyDo Group Holdings, Inc. (c)	1,000	37,025
Earth Corp.	3,300	126,311
East Japan Railway Co.	49,000	2,502,389
Ebara Corp.	14,400	538,456
EDION Corp. (c)	11,900	111,506
eGuarantee, Inc.	5,300	83,720
Eiken Chemical Co., Ltd.	8,200	107,680
Eisai Co., Ltd.	40,800	1,719,333
Eizo Corp.	1,600	44,400
Elan Corp.	4,000	30,768
Elecom Co., Ltd.	10,000	112,178
Electric Power Development Co., Ltd.	22,100	365,039
EM Systems Co., Ltd. (c)	15,200	107,521
en japan, Inc.	9,200	119,999
ENEOS Holdings, Inc.	497,000	1,879,275
eRex Co., Ltd. (c)	3,000	48,559
ES-Con Japan, Ltd. (c)	18,200	102,484
euglena Co., Ltd. (b)(c)	22,900	158,111
Exedy Corp.	3,100	39,271
EXEO Group, Inc.	16,800	262,533
Ezaki Glico Co., Ltd. (c)	9,400	271,576
Fancl Corp.	13,900	253,946
FANUC Corp.	31,400	4,909,175
Fast Retailing Co., Ltd.	9,600	5,022,767
FCC Co., Ltd.	3,600	35,720
Ferrotec Holdings Corp. (c)	7,100	134,312
Financial Products Group Co., Ltd.	7,200	48,016
Food & Life Cos., Ltd.	16,300	347,465
FP Corp.	7,000	146,229
Freee KK (b)(c)	4,500	108,645
Frontier Real Estate Investment Corp. REIT	67	257,929

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Fuji Co., Ltd. (c)	4,000	$ 62,302
Fuji Corp.	9,900	145,744
Fuji Electric Co., Ltd.	20,600	852,173
Fuji Kyuko Co., Ltd.	2,700	83,471
Fuji Media Holdings, Inc.	5,100	43,133
Fuji Oil Holdings, Inc.	9,500	149,785
Fuji Seal International, Inc.	6,200	67,269
Fuji Soft, Inc.	3,600	205,631
Fujicco Co., Ltd.	4,500	66,048
FUJIFILM Holdings Corp.	59,300	3,176,809
Fujikura, Ltd.	39,500	223,588
Fujimi, Inc.	2,900	121,460
Fujimori Kogyo Co., Ltd.	2,700	69,063
Fujio Food Group, Inc. (c)	4,800	46,391
Fujitec Co., Ltd.	9,700	214,556
Fujitsu General, Ltd.	11,300	223,663
Fujitsu, Ltd.	32,200	4,021,000
Fujiya Co., Ltd.	3,600	63,677
Fukui Computer Holdings, Inc.	3,000	75,411
Fukuoka Financial Group, Inc.	26,000	467,734
Fukuoka REIT Corp.	76	94,206
Fukushima Galilei Co., Ltd.	2,400	60,947
Fukuyama Transporting Co., Ltd.	4,200	95,219
FULLCAST Holdings Co., Ltd.	7,200	115,164
Funai Soken Holdings, Inc. (c)	9,400	149,246
Furukawa Co., Ltd.	5,200	45,855
Furukawa Electric Co., Ltd.	16,900	277,157
Fuso Chemical Co., Ltd.	3,100	81,005
Future Corp.	8,700	89,142
Fuyo General Lease Co., Ltd.	2,900	164,366
G-7 Holdings, Inc. (c)	8,400	88,727
Genky DrugStores Co., Ltd. (c)	3,300	81,616
Geo Holdings Corp.	5,700	51,816
Giken, Ltd.	2,200	49,877
Global One Real Estate Investment Corp. REIT	139	108,556
GLOBERIDE, Inc.	2,100	32,894
Glory, Ltd.	9,800	147,734
GLP J-REIT (b)	685	835,483
GMO Financial Holdings, Inc. (c)	5,300	30,312
GMO GlobalSign Holdings KK	500	18,163
GMO internet, Inc.	11,300	193,470
GMO Payment Gateway, Inc.	6,400	449,891
GNI Group, Ltd. (b)(c)	3,600	33,442
Goldcrest Co., Ltd.	3,600	45,605
Goldwin, Inc.	3,600	201,921
Gree, Inc. (c)	15,200	92,192
GS Yuasa Corp.	11,800	184,398
G-Tekt Corp.	3,300	30,946
Security Description	Shares	Value
GungHo Online Entertainment, Inc.	7,200	$ 126,929
Gunma Bank, Ltd.	44,800	126,299
Gunze, Ltd.	1,500	40,632
H.U. Group Holdings, Inc.	13,300	288,703
H2O Retailing Corp.	13,300	102,891
Hachijuni Bank, Ltd.	54,100	199,109
Hakuhodo DY Holdings, Inc.	35,400	324,412
Halows Co., Ltd.	1,500	33,455
Hamakyorex Co., Ltd.	2,200	46,411
Hamamatsu Photonics KK	22,000	853,410
Hankyu Hanshin Holdings, Inc.	36,500	994,075
Hankyu Hanshin REIT, Inc.	94	103,372
Hanwa Co., Ltd.	5,100	106,576
Harmonic Drive Systems, Inc. (c)	8,900	259,096
Haseko Corp.	43,300	506,450
Hazama Ando Corp.	38,400	238,278
Heiwa Corp.	10,800	160,027
Heiwa Real Estate Co., Ltd.	4,500	128,851
Heiwa Real Estate REIT, Inc.	115	123,672
Heiwado Co., Ltd.	3,000	44,098
Hiday Hidaka Corp.	3,500	53,149
Hikari Tsushin, Inc.	3,200	327,643
Hino Motors, Ltd.	41,500	212,915
Hioki EE Corp. (c)	2,100	98,156
Hirata Corp. (c)	1,100	34,047
Hirogin Holdings, Inc.	54,100	251,674
Hirose Electric Co., Ltd.	4,900	649,582
HIS Co., Ltd. (b)	6,400	95,678
Hisamitsu Pharmaceutical Co., Inc.	8,800	226,388
Hitachi Construction Machinery Co., Ltd.	17,700	391,509
Hitachi Metals, Ltd. (b)	59,300	896,124
Hitachi Transport System, Ltd.	7,600	478,863
Hitachi Zosen Corp.	36,800	231,329
Hitachi, Ltd.	159,700	7,567,985
Hogy Medical Co., Ltd.	6,600	146,229
Hokkaido Electric Power Co., Inc.	31,100	113,316
Hokkoku Financial Holdings, Inc.	3,200	108,586
Hokuetsu Corp.	18,500	95,322
Hokuhoku Financial Group, Inc.	15,100	93,142
Hokuriku Electric Power Co. (c)	25,500	99,856
Hokuto Corp.	6,300	89,639
Honda Motor Co., Ltd.	268,200	6,500,921
Horiba, Ltd.	6,500	276,545
Hoshino Resorts REIT, Inc.	28	135,203
Hoshizaki Corp. (c)	17,000	506,165
Hosiden Corp.	7,100	64,543
House Foods Group, Inc.	8,700	181,038

See accompanying notes to financial statements.
119

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hoya Corp.	62,700	$ 5,346,726
Hulic Co., Ltd.	63,200	488,462
Hulic REIT, Inc.	195	229,370
Hyakugo Bank, Ltd.	22,900	55,288
Ibiden Co., Ltd.	19,500	549,023
Ichibanya Co., Ltd.	4,100	141,993
Ichigo Office REIT Investment Corp.	183	113,689
Ichigo, Inc.	57,100	131,554
Idec Corp.	3,800	78,207
Idemitsu Kosan Co., Ltd.	34,377	827,447
IDOM, Inc.	21,200	116,412
IHI Corp.	24,200	646,616
Iida Group Holdings Co., Ltd.	22,300	342,900
Iino Kaiun Kaisha, Ltd.	10,500	52,865
Inaba Denki Sangyo Co., Ltd.	7,300	143,200
Inabata & Co., Ltd.	5,700	92,976
Inageya Co., Ltd. (c)	2,600	23,693
Industrial & Infrastructure Fund Investment Corp. REIT (b)	324	428,089
Infocom Corp.	2,800	41,901
Infomart Corp.	36,200	99,923
Information Services International-Dentsu, Ltd.	3,500	103,437
INFRONEER Holdings, Inc.	48,680	345,782
Inpex Corp.	172,400	1,865,430
Insource Co., Ltd.	3,200	53,280
Internet Initiative Japan, Inc.	7,400	258,459
Invincible Investment Corp. REIT	880	258,452
IR Japan Holdings, Ltd. (c)	1,100	16,461
Iriso Electronics Co., Ltd. (c)	4,100	97,026
Isetan Mitsukoshi Holdings, Ltd.	50,400	408,082
Isuzu Motors, Ltd.	96,200	1,062,870
Ito En, Ltd.	7,800	349,078
ITOCHU Corp.	195,500	5,276,939
Itochu Enex Co., Ltd.	5,600	43,446
Itochu Techno-Solutions Corp.	14,100	345,092
Itochu-Shokuhin Co., Ltd.	800	28,854
Itoham Yonekyu Holdings, Inc.	22,500	114,442
Iwatani Corp.	6,900	265,629
Iyo Bank, Ltd.	34,300	168,148
Izumi Co., Ltd.	4,800	107,939
J Front Retailing Co., Ltd.	36,800	314,217
JAC Recruitment Co., Ltd.	8,300	106,182
Jaccs Co., Ltd.	3,300	81,495
JAFCO Group Co., Ltd.	10,800	130,056
Japan Airlines Co., Ltd. (b)	20,800	363,623
Japan Airport Terminal Co., Ltd. (b)	9,500	378,308
Japan Aviation Electronics Industry, Ltd.	5,700	85,717
Japan Display, Inc. (b)(c)	89,600	45,507
Security Description	Shares	Value
Japan Elevator Service Holdings Co., Ltd.	8,300	$ 86,266
Japan Excellent, Inc. REIT	180	162,305
Japan Exchange Group, Inc.	81,400	1,173,171
Japan Hotel REIT Investment Corp.	691	344,852
Japan Lifeline Co., Ltd.	15,700	105,626
Japan Logistics Fund, Inc. REIT	127	293,066
Japan Material Co., Ltd.	14,200	202,461
Japan Metropolitan Fund Invest REIT	1,121	872,178
Japan Petroleum Exploration Co., Ltd.	4,700	110,879
Japan Post Bank Co., Ltd.	66,400	515,638
Japan Post Holdings Co., Ltd.	403,900	2,881,156
Japan Post Insurance Co., Ltd.	32,500	519,359
Japan Prime Realty Investment Corp. REIT	140	410,658
Japan Pulp & Paper Co., Ltd.	2,000	56,163
Japan Real Estate Investment Corp. REIT	197	904,847
Japan Securities Finance Co., Ltd.	13,800	86,647
Japan Steel Works, Ltd.	8,100	175,767
Japan Tobacco, Inc. (c)	197,400	3,408,784
Japan Wool Textile Co., Ltd.	5,100	36,977
JCR Pharmaceuticals Co., Ltd.	9,800	166,994
JCU Corp.	3,500	87,207
Jeol, Ltd.	8,000	307,975
JFE Holdings, Inc.	76,900	809,444
JGC Holdings Corp.	36,400	469,954
JINS Holdings, Inc. (c)	2,000	62,714
JMDC, Inc.	3,800	165,309
J-Oil Mills, Inc. (c)	3,600	42,610
Joshin Denki Co., Ltd. (c)	3,500	50,083
Joyful Honda Co., Ltd. (c)	6,400	74,621
JSR Corp.	33,000	855,029
JTEKT Corp.	29,700	222,988
JTOWER, Inc. (b)	900	44,386
Juroku Financial Group, Inc.	3,000	51,673
Justsystems Corp.	4,900	138,320
Kadokawa Corp.	21,100	453,979
Kaga Electronics Co., Ltd.	2,000	44,606
Kagome Co., Ltd.	10,900	265,570
Kajima Corp.	69,900	801,106
Kakaku.com, Inc.	20,200	332,764
Kaken Pharmaceutical Co., Ltd.	5,700	160,064
Kameda Seika Co., Ltd.	1,600	56,825
Kamigumi Co., Ltd.	17,100	330,282
Kanamoto Co., Ltd.	4,700	66,597
Kandenko Co., Ltd.	27,300	170,003
Kaneka Corp.	6,900	169,637

See accompanying notes to financial statements.
120

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kanematsu Corp.	15,600	$ 153,755
Kanematsu Electronics, Ltd.	1,000	29,664
Kansai Electric Power Co., Inc.	157,500	1,558,132
Kansai Paint Co., Ltd.	26,800	341,276
Kanto Denka Kogyo Co., Ltd.	9,100	59,146
Kao Corp.	78,300	3,153,786
Kappa Create Co., Ltd. (b)(c)	7,600	80,333
Katakura Industries Co., Ltd.	5,600	83,471
Katitas Co., Ltd.	7,000	150,558
Kato Sangyo Co., Ltd.	3,500	83,858
Kawasaki Heavy Industries, Ltd.	24,900	466,274
Kawasaki Kisen Kaisha, Ltd.	9,000	546,539
KDDI Corp.	266,000	8,397,733
KeePer Technical Laboratory Co., Ltd.	4,900	127,320
Keihan Holdings Co., Ltd.	14,600	363,240
Keihanshin Building Co., Ltd.	6,200	59,921
Keikyu Corp.	36,400	398,416
Keio Corp.	17,000	607,523
Keisei Electric Railway Co., Ltd.	24,000	660,704
Keiyo Bank, Ltd.	11,200	39,324
Keiyo Co., Ltd.	22,400	149,548
Kenedix Office Investment Corp. REIT	62	310,787
Kenedix Residential Next Investment Corp. REIT	153	245,061
Kenedix Retail REIT Corp. (b)	97	196,635
Kewpie Corp.	18,800	317,450
Keyence Corp.	32,100	10,958,728
KFC Holdings Japan, Ltd.	1,700	35,575
KH Neochem Co., Ltd.	5,100	93,362
Kikkoman Corp.	23,100	1,224,246
Kinden Corp.	24,000	276,825
Kintetsu Group Holdings Co., Ltd.	26,700	830,352
Kintetsu World Express, Inc.	7,400	227,139
Kirin Holdings Co., Ltd.	133,200	2,095,727
Kisoji Co., Ltd. (c)	6,300	101,232
Kissei Pharmaceutical Co., Ltd.	3,200	62,514
Ki-Star Real Estate Co., Ltd. (c)	1,200	41,515
Kitz Corp.	7,300	34,013
Kiyo Bank, Ltd.	12,500	122,649
Koa Corp. (c)	3,000	35,707
Kobayashi Pharmaceutical Co., Ltd.	8,800	541,519
Kobe Bussan Co., Ltd.	24,800	606,971
Kobe Steel, Ltd.	63,800	289,755
Koei Tecmo Holdings Co., Ltd.	9,660	311,441
Kohnan Shoji Co., Ltd.	3,300	88,904
Koito Manufacturing Co., Ltd.	16,100	510,180
Kokuyo Co., Ltd.	11,600	146,692
Security Description	Shares	Value
Komatsu, Ltd.	152,100	$ 3,367,685
KOMEDA Holdings Co., Ltd.	6,800	115,173
Komeri Co., Ltd.	5,500	106,757
Konami Holdings Corp.	14,600	807,081
Konica Minolta, Inc.	71,100	237,079
Konishi Co., Ltd.	5,200	59,098
Konoike Transport Co., Ltd.	4,700	43,902
Kose Corp. (c)	5,000	454,161
Koshidaka Holdings Co., Ltd.	4,300	24,055
Kotobuki Spirits Co., Ltd.	2,800	152,309
K's Holdings Corp.	25,500	248,140
Kubota Corp. (c)	166,400	2,482,741
Kumagai Gumi Co., Ltd.	7,000	141,747
Kumiai Chemical Industry Co., Ltd.	12,100	98,417
Kura Sushi, Inc. (c)	3,100	72,220
Kuraray Co., Ltd. (c)	52,700	424,765
Kureha Corp.	2,400	169,063
Kurita Water Industries, Ltd.	18,100	654,161
Kusuri no Aoki Holdings Co., Ltd.	3,000	128,078
KYB Corp.	2,700	61,510
Kyocera Corp.	52,000	2,777,314
Kyoei Steel, Ltd.	3,100	31,535
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	61,349
KYORIN Holdings, Inc.	6,100	79,654
Kyoritsu Maintenance Co., Ltd. (c)	4,400	163,881
Kyowa Kirin Co., Ltd.	42,300	949,652
Kyudenko Corp.	6,400	129,267
Kyushu Electric Power Co., Inc.	68,500	439,675
Kyushu Financial Group, Inc.	69,300	197,920
Kyushu Railway Co.	20,200	420,489
LaSalle Logiport REIT	258	316,197
Lasertec Corp.	12,400	1,474,072
Lawson, Inc.	8,000	266,166
Leopalace21 Corp. (b)	27,000	56,840
Life Corp.	1,600	30,491
Lintec Corp.	6,100	103,227
Lion Corp.	42,100	463,594
LITALICO, Inc. (c)	2,400	37,717
Lixil Corp.	47,900	895,558
M&A Capital Partners Co., Ltd. (b)	2,200	57,731
M3, Inc.	71,500	2,051,503
Mabuchi Motor Co., Ltd. (c)	8,100	208,380
Macnica Fuji Electronics Holdings, Inc.	7,200	138,589
Maeda Kosen Co., Ltd.	1,800	38,940
Makino Milling Machine Co., Ltd.	3,400	105,613
Makita Corp.	35,100	873,786
Mandom Corp.	3,500	41,040
Mani, Inc.	12,800	124,274
Marubeni Corp.	258,000	2,324,478

See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Maruha Nichiro Corp.	6,800	$ 127,836
Marui Group Co., Ltd.	27,500	480,752
Maruichi Steel Tube, Ltd.	10,400	219,552
MARUKA FURUSATO Corp.	4,600	82,211
Maruwa Co., Ltd.	1,300	148,224
Maruwa Unyu Kikan Co., Ltd.	5,400	53,223
Maruzen Showa Unyu Co., Ltd.	2,600	58,467
Matsuda Sangyo Co., Ltd.	1,700	25,102
Matsui Securities Co., Ltd.	17,600	104,288
MatsukiyoCocokara & Co.	18,640	753,256
Matsuyafoods Holdings Co., Ltd. (c)	2,200	63,075
Max Co., Ltd.	4,200	49,805
Maxell , Ltd.	4,900	47,790
Maxvalu Tokai Co., Ltd.	1,400	27,906
Mazda Motor Corp.	92,100	752,501
McDonald's Holdings Co. Japan, Ltd.	15,100	549,071
MCJ Co., Ltd.	10,000	64,628
Mebuki Financial Group, Inc.	149,000	292,834
Medipal Holdings Corp.	28,500	401,524
Medley, Inc. (b)(c)	4,300	84,667
MedPeer, Inc. (b)(c)	1,400	19,106
Megachips Corp.	1,800	41,802
Megmilk Snow Brand Co., Ltd.	6,600	88,126
Meidensha Corp.	4,000	58,592
MEIJI Holdings Co., Ltd.	20,500	1,004,969
Meiko Electronics Co., Ltd.	3,800	88,948
Meitec Corp.	24,900	400,841
Menicon Co., Ltd.	11,500	263,682
Mercari, Inc. (b)	14,900	213,868
METAWATER Co., Ltd.	4,200	62,202
Micronics Japan Co., Ltd. (c)	8,600	78,432
Mie Kotsu Group Holdings, Inc.	19,400	70,400
Milbon Co., Ltd.	3,900	136,789
Mimasu Semiconductor Industry Co., Ltd.	4,300	66,595
MINEBEA MITSUMI, Inc.	59,900	1,018,505
Mirai Corp. REIT	251	92,193
Mirait Holdings Corp.	13,900	163,397
MISUMI Group, Inc.	44,500	936,808
Mitani Sekisan Co., Ltd. (c)	3,400	107,615
Mitsubishi Chemical Holdings Corp.	211,100	1,145,197
Mitsubishi Corp.	207,700	6,171,910
Mitsubishi Electric Corp.	317,900	3,395,333
Mitsubishi Estate Co., Ltd.	195,000	2,826,212
Mitsubishi Estate Logistics REIT Investment Corp. (b)	65	220,088
Mitsubishi Gas Chemical Co., Inc.	27,500	395,734
Mitsubishi HC Capital, Inc.	99,830	460,002
Mitsubishi Heavy Industries, Ltd.	52,700	1,840,650
Security Description	Shares	Value
Mitsubishi Logisnext Co., Ltd.	4,000	$ 25,616
Mitsubishi Logistics Corp.	6,900	164,812
Mitsubishi Materials Corp.	18,000	257,304
Mitsubishi Motors Corp. (b)	99,400	335,833
Mitsubishi Pencil Co., Ltd. (c)	5,800	62,673
Mitsubishi Research Institute, Inc.	1,100	33,359
Mitsubishi Shokuhin Co., Ltd.	1,300	36,410
Mitsubishi UFJ Financial Group, Inc.	1,971,300	10,583,830
Mitsuboshi Belting, Ltd.	4,200	87,305
Mitsui & Co., Ltd.	252,700	5,569,984
Mitsui Chemicals, Inc.	28,600	608,399
Mitsui DM Sugar Holdings Co., Ltd.	2,500	35,074
Mitsui Fudosan Co., Ltd.	150,300	3,227,708
Mitsui Fudosan Logistics Park, Inc. REIT (b)	78	294,535
Mitsui High-Tec, Inc. (c)	3,200	198,329
Mitsui Mining & Smelting Co., Ltd.	9,500	221,670
Mitsui OSK Lines, Ltd.	54,600	1,247,897
Mitsui-Soko Holdings Co., Ltd.	7,100	150,618
Mitsuuroko Group Holdings Co., Ltd.	3,800	25,957
Miura Co., Ltd.	12,500	246,770
Mixi, Inc.	14,000	232,071
Mizuho Financial Group, Inc.	394,720	4,483,110
Mizuho Leasing Co., Ltd.	4,100	93,707
Mizuno Corp.	3,400	58,587
Mochida Pharmaceutical Co., Ltd.	3,500	84,115
Modec, Inc.	2,400	20,669
Monex Group, Inc.	23,500	72,997
Money Forward, Inc. (b)	6,100	151,765
Monogatari Corp.	1,400	60,388
MonotaRO Co., Ltd.	45,200	670,739
Mori Hills REIT Investment Corp.	215	241,025
Mori Trust Hotel REIT, Inc.	98	90,602
Mori Trust Sogo REIT, Inc.	181	189,187
Morinaga & Co., Ltd.	7,300	233,742
Morinaga Milk Industry Co., Ltd.	5,400	193,177
Morita Holdings Corp.	4,400	42,751
MOS Food Services, Inc.	3,100	71,194
MS&AD Insurance Group Holdings, Inc.	73,200	2,240,371
Murata Manufacturing Co., Ltd.	94,500	5,144,617
Musashi Seimitsu Industry Co., Ltd.	6,900	70,648
Musashino Bank, Ltd.	4,100	53,870
Nabtesco Corp. (c)	16,200	378,006
Nachi-Fujikoshi Corp.	2,300	58,746
Nafco Co., Ltd. (c)	2,000	23,142

See accompanying notes to financial statements.
122

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nagaileben Co., Ltd.	6,300	$ 87,738
Nagase & Co., Ltd.	17,400	238,737
Nagawa Co., Ltd. (c)	1,000	59,402
Nagoya Railroad Co., Ltd.	27,700	426,138
Nakanishi, Inc.	22,500	396,323
Nankai Electric Railway Co., Ltd.	14,200	280,958
Nanto Bank, Ltd.	3,100	45,409
NEC Corp.	39,800	1,543,896
NEC Networks & System Integration Corp.	9,300	125,547
NET One Systems Co., Ltd.	13,000	287,071
Nexon Co., Ltd.	81,500	1,666,534
Nextage Co., Ltd.	6,800	116,875
NGK Insulators, Ltd.	38,400	516,692
NGK Spark Plug Co., Ltd.	23,900	433,298
NH Foods, Ltd.	12,100	378,083
NHK Spring Co., Ltd.	28,100	184,706
Nichias Corp.	12,200	202,592
Nichicon Corp.	5,100	47,263
Nichiden Corp.	3,800	52,921
Nichiha Corp.	2,600	50,524
Nichi-iko Pharmaceutical Co., Ltd. (b)(c)	6,000	15,590
Nichirei Corp.	15,500	269,144
Nidec Corp.	73,200	4,515,226
Nifco, Inc.	11,600	270,244
Nihon Kohden Corp.	23,900	488,010
Nihon M&A Center Holdings, Inc.	45,800	486,470
Nihon Parkerizing Co., Ltd.	12,300	80,669
Nikkiso Co., Ltd. (c)	4,200	24,763
Nikkon Holdings Co., Ltd.	8,800	139,331
Nikon Corp.	49,900	576,299
Nintendo Co., Ltd.	18,200	7,861,146
Nippn Corp.	17,000	204,218
Nippon Accommodations Fund, Inc. REIT	83	416,665
Nippon Building Fund, Inc. REIT (c)	256	1,273,829
Nippon Carbon Co., Ltd.	1,200	35,243
Nippon Ceramic Co., Ltd.	2,800	42,127
Nippon Densetsu Kogyo Co., Ltd.	3,100	40,115
Nippon Electric Glass Co., Ltd. (c)	12,700	242,773
Nippon Express Holdings, Inc.	12,100	656,413
Nippon Gas Co., Ltd.	15,400	218,097
Nippon Kanzai Co., Ltd.	4,000	76,376
Nippon Kayaku Co., Ltd.	19,200	155,177
Nippon Light Metal Holdings Co., Ltd.	14,500	159,457
Nippon Paint Holdings Co., Ltd.	129,900	966,684
Nippon Paper Industries Co., Ltd.	14,900	105,508
Security Description	Shares	Value
Nippon Parking Development Co., Ltd.	44,800	$ 56,060
Nippon Prologis REIT, Inc. (b)	362	889,978
NIPPON REIT Investment Corp. (c)	79	211,667
Nippon Road Co., Ltd.	1,200	56,089
Nippon Sanso Holdings Corp.	28,100	447,391
Nippon Seiki Co., Ltd.	4,600	29,221
Nippon Shinyaku Co., Ltd.	7,400	449,376
Nippon Shokubai Co., Ltd.	4,000	154,577
Nippon Signal Company, Ltd. (c)	6,300	45,585
Nippon Soda Co., Ltd.	2,900	93,177
Nippon Steel Corp.	138,500	1,935,972
Nippon Steel Trading Corp.	1,600	59,946
Nippon Suisan Kaisha, Ltd.	42,500	179,254
Nippon Telegraph & Telephone Corp.	195,600	5,609,345
Nippon Television Holdings, Inc.	5,700	50,641
Nippon Yusen KK	26,600	1,815,038
Nipro Corp.	42,300	332,223
Nishimatsu Construction Co., Ltd.	6,200	185,514
Nishimatsuya Chain Co., Ltd.	9,000	94,667
Nishi-Nippon Financial Holdings, Inc.	38,200	210,887
Nishi-Nippon Railroad Co., Ltd.	9,000	192,183
Nishio Rent All Co., Ltd.	2,900	57,571
Nissan Chemical Corp.	20,800	956,903
Nissan Motor Co., Ltd.	382,800	1,488,314
Nissan Shatai Co., Ltd.	6,700	28,308
Nissha Co., Ltd. (c)	4,100	44,394
Nisshin Oillio Group, Ltd.	3,600	83,074
Nisshin Seifun Group, Inc.	30,200	353,006
Nisshinbo Holdings, Inc. (c)	27,200	204,418
Nissin Electric Co., Ltd.	5,200	58,448
Nissin Foods Holdings Co., Ltd.	10,300	710,397
Nitori Holdings Co., Ltd.	12,700	1,205,451
Nitta Corp.	3,000	60,925
Nittetsu Mining Co., Ltd.	800	30,209
Nitto Boseki Co., Ltd.	3,600	61,901
Nitto Denko Corp.	23,400	1,512,289
Nitto Kogyo Corp.	3,700	63,920
Noevir Holdings Co., Ltd.	2,300	97,516
NOF Corp.	9,700	359,140
Nohmi Bosai, Ltd.	1,800	24,564
Nojima Corp.	5,400	111,931
NOK Corp.	14,600	118,644
Nomura Co., Ltd.	11,200	76,670
Nomura Holdings, Inc.	493,000	1,799,556
Nomura Real Estate Holdings, Inc.	19,600	479,703
Nomura Real Estate Master Fund, Inc. REIT (b)	687	856,632

See accompanying notes to financial statements.
123

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nomura Research Institute, Ltd.	55,200	$ 1,466,799
Noritake Co., Ltd.	3,300	97,891
Noritsu Koki Co., Ltd.	2,100	35,522
Noritz Corp.	6,800	72,427
North Pacific Bank, Ltd.	27,700	45,468
NS Solutions Corp.	4,800	127,901
NS United Kaiun Kaisha, Ltd.	1,400	37,974
NSD Co., Ltd.	9,100	158,415
NSK, Ltd.	55,700	299,297
NTN Corp. (b)	79,600	151,753
NTT Data Corp.	102,200	1,411,263
NTT UD REIT Investment Corp.	231	251,651
Obara Group, Inc.	1,300	27,664
Obayashi Corp.	102,000	739,538
OBIC Business Consultants Co., Ltd.	3,900	133,919
Obic Co., Ltd.	11,500	1,624,416
Odakyu Electric Railway Co., Ltd.	44,700	600,475
Ogaki Kyoritsu Bank, Ltd.	5,100	64,681
Ohsho Food Service Corp.	1,900	97,759
Oiles Corp.	4,900	55,040
Oisix ra daichi, Inc. (b)(c)	3,700	45,019
Oji Holdings Corp.	133,800	579,106
Okamoto Industries, Inc. (c)	1,900	53,215
Okamura Corp.	6,100	54,420
Okasan Securities Group, Inc.	15,600	38,812
Oki Electric Industry Co., Ltd.	10,000	54,543
Okinawa Cellular Telephone Co.	1,500	59,733
Okinawa Electric Power Co., Inc.	19,635	189,622
Okinawa Financial Group, Inc.	2,300	37,076
OKUMA Corp.	5,500	205,660
Okumura Corp.	4,600	102,087
Olympus Corp.	202,300	4,059,997
Omron Corp.	30,100	1,526,768
One REIT, Inc.	31	61,290
Ono Pharmaceutical Co., Ltd.	59,900	1,535,253
Open House Group Co., Ltd.	15,400	612,123
Optex Group Co., Ltd. (c)	4,700	69,883
Optorun Co., Ltd.	2,400	31,799
Oracle Corp. Japan	5,800	335,564
Organo Corp.	1,500	93,740
Orient Corp.	55,000	51,820
Oriental Land Co., Ltd.	32,700	4,554,002
ORIX Corp.	195,900	3,281,943
Orix JREIT, Inc.	397	538,275
Osaka Gas Co., Ltd.	65,700	1,255,436
Osaka Organic Chemical Industry, Ltd. (c)	1,600	26,051
Osaka Soda Co., Ltd.	2,700	63,597
OSG Corp.	15,000	174,009
Security Description	Shares	Value
Otsuka Corp.	17,200	$ 509,587
Otsuka Holdings Co., Ltd.	64,400	2,283,900
Outsourcing, Inc.	22,100	168,367
Pacific Industrial Co., Ltd.	3,700	28,569
Pacific Metals Co., Ltd.	2,700	46,863
PAL GROUP Holdings Co., Ltd.	4,400	58,265
PALTAC Corp.	6,400	197,858
Pan Pacific International Holdings Corp.	66,500	1,059,751
Panasonic Holdings Corp.	364,200	2,939,497
Paramount Bed Holdings Co., Ltd.	10,400	168,568
Park24 Co., Ltd. (b)	25,800	356,458
Pasona Group, Inc.	4,800	66,424
Penta-Ocean Construction Co., Ltd.	45,600	245,697
PeptiDream, Inc. (b)	14,700	153,866
Persol Holdings Co., Ltd.	31,700	575,409
Pharma Foods International Co., Ltd. (c)	2,400	24,891
Pigeon Corp. (c)	17,400	238,353
Pilot Corp. (c)	3,800	135,240
Piolax, Inc.	2,400	35,367
PKSHA Technology, Inc. (b)(c)	1,700	23,137
Plaid, Inc. (b)(c)	1,800	5,578
Plenus Co., Ltd.	4,100	60,208
Plus Alpha Consulting Co., Ltd.	1,600	25,003
Pola Orbis Holdings, Inc. (c)	14,500	178,348
Pressance Corp.	1,700	18,895
Prestige International, Inc.	14,500	72,150
Prima Meat Packers, Ltd.	3,400	56,986
Raito Kogyo Co., Ltd.	9,300	127,053
Raiznext Corp.	6,900	58,103
Raksul, Inc. (b)(c)	3,200	43,882
Rakus Co., Ltd.	14,900	175,372
Rakuten Group, Inc.	136,500	614,906
Recruit Holdings Co., Ltd.	237,700	6,989,890
Relia, Inc.	5,700	44,893
Relo Group, Inc.	20,900	336,449
Renesas Electronics Corp. (b)	205,000	1,860,550
Rengo Co., Ltd.	26,600	144,107
RENOVA, Inc. (b)(c)	4,800	86,492
Resona Holdings, Inc.	349,902	1,308,639
Resorttrust, Inc.	15,100	246,748
Restar Holdings Corp.	4,300	60,359
Retail Partners Co., Ltd.	8,600	72,165
Ricoh Co., Ltd.	107,200	837,210
Ricoh Leasing Co., Ltd.	2,100	54,025
Riken Keiki Co., Ltd.	3,700	97,910
Riken Vitamin Co., Ltd.	4,400	55,059
Ringer Hut Co., Ltd.	4,000	68,573
Rinnai Corp.	6,100	418,925
Riso Kagaku Corp. (c)	1,800	29,387

See accompanying notes to financial statements.
124

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Riso Kyoiku Co., Ltd.	12,100	$ 28,412
Rohm Co., Ltd.	14,400	1,002,716
Rohto Pharmaceutical Co., Ltd.	16,200	467,440
Roland Corp.	1,500	44,551
Rorze Corp.	1,500	93,519
Round One Corp.	8,600	96,663
Royal Holdings Co., Ltd. (c)	2,800	49,176
RS Technologies Co., Ltd.	800	37,216
Ryohin Keikaku Co., Ltd.	38,200	388,875
Ryosan Co., Ltd.	2,800	45,178
Ryoyo Electro Corp.	4,900	80,828
S Foods, Inc.	2,700	61,908
Saibu Gas Holdings Co., Ltd.	2,400	33,336
Saizeriya Co., Ltd.	4,300	85,079
Sakai Moving Service Co., Ltd.	1,200	40,102
Sakata INX Corp. (c)	6,900	46,422
Sakata Seed Corp.	4,200	141,438
SAMTY Co., Ltd.	4,100	60,841
Samty Residential Investment Corp. REIT	129	128,853
San-A Co., Ltd.	2,700	81,484
San-Ai Oil Co., Ltd.	7,300	51,746
SanBio Co., Ltd. (b)(c)	2,600	20,267
Sangetsu Corp.	11,700	134,177
San-In Godo Bank, Ltd.	20,900	100,612
Sanken Electric Co., Ltd.	3,300	114,409
Sanki Engineering Co., Ltd.	7,100	80,274
Sankyo Co., Ltd.	8,800	265,901
Sankyu, Inc.	7,600	218,174
Sanrio Co., Ltd.	6,700	152,144
Sansan, Inc. (b)(c)	11,600	78,554
Santen Pharmaceutical Co., Ltd.	54,400	426,054
Sanwa Holdings Corp.	26,700	255,493
Sanyo Chemical Industries, Ltd.	1,300	45,501
Sanyo Denki Co., Ltd.	1,500	57,635
Sanyo Special Steel Co., Ltd.	8,000	115,712
Sapporo Holdings, Ltd.	9,400	208,266
Sato Holdings Corp.	2,600	35,712
Sawai Group Holdings Co., Ltd.	7,900	239,288
SB Technology Corp.	1,400	22,362
SBI Holdings, Inc.	39,700	775,853
SBS Holdings, Inc.	8,700	174,506
SCREEN Holdings Co., Ltd. (c)	6,300	425,240
SCSK Corp.	23,600	398,849
Secom Co., Ltd.	34,000	2,097,987
Sega Sammy Holdings, Inc.	27,800	445,684
Seibu Holdings, Inc.	42,700	448,829
Seiko Epson Corp.	46,100	651,518
Seiko Holdings Corp.	2,900	61,862
Seino Holdings Co., Ltd.	21,700	173,466
Seiren Co., Ltd. (c)	6,100	90,655
Security Description	Shares	Value
Sekisui Chemical Co., Ltd.	59,200	$ 809,204
Sekisui House REIT, Inc.	632	374,022
Sekisui House, Ltd.	156,200	2,732,393
Sekisui Jushi Corp.	3,600	44,677
Senko Group Holdings Co., Ltd.	21,600	139,596
Septeni Holdings Co., Ltd. (c)	11,000	42,347
Seria Co., Ltd.	9,800	173,847
Seven & i Holdings Co., Ltd.	123,900	4,803,513
Seven Bank, Ltd.	89,200	170,055
SG Holdings Co., Ltd.	61,600	1,037,889
Sharp Corp.	40,400	311,947
Shibaura Machine Co., Ltd.	2,900	56,376
Shibuya Corp.	1,200	20,696
SHIFT, Inc. (b)	2,100	272,982
Shiga Bank, Ltd.	4,200	85,481
Shikoku Chemicals Corp.	6,600	60,289
Shikoku Electric Power Co., Inc.	23,200	135,079
Shima Seiki Manufacturing, Ltd. (c)	2,400	36,904
Shimadzu Corp.	39,100	1,234,691
Shimamura Co., Ltd.	3,600	315,601
Shimano, Inc.	12,100	2,041,382
Shimizu Corp.	82,600	456,001
Shin-Etsu Chemical Co., Ltd.	61,800	6,959,920
Shin-Etsu Polymer Co., Ltd.	10,100	87,800
Shinko Electric Industries Co., Ltd.	11,900	306,577
Shinmaywa Industries, Ltd.	5,600	44,518
Shinsei Bank, Ltd.	18,300	275,466
Shionogi & Co., Ltd.	42,900	2,164,657
Ship Healthcare Holdings, Inc.	11,300	200,706
Shiseido Co., Ltd.	66,000	2,645,733
Shizuoka Bank, Ltd.	67,500	404,935
Shizuoka Gas Co., Ltd. (c)	8,100	54,197
SHO-BOND Holdings Co., Ltd.	7,500	329,579
Shochiku Co., Ltd. (b)	2,800	248,147
Shoei Co., Ltd.	3,200	125,075
Shoei Foods Corp. (c)	2,300	63,318
Showa Denko KK	26,600	451,508
Showa Sangyo Co., Ltd.	2,400	44,907
Siix Corp. (c)	3,200	22,400
Simplex Holdings, Inc.	4,100	52,210
SKY Perfect JSAT Holdings, Inc.	14,300	56,840
Skylark Holdings Co., Ltd. (b)(c)	34,600	404,692
SMC Corp.	9,400	4,184,005
SMS Co., Ltd.	12,500	246,034
Snow Peak, Inc. (c)	3,200	63,927
Softbank Corp.	470,000	5,211,844
SoftBank Group Corp.	198,900	7,664,359
Sohgo Security Services Co., Ltd.	10,700	296,927

See accompanying notes to financial statements.
125

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sojitz Corp.	39,220	$ 554,574
Solasto Corp.	6,300	33,806
Sompo Holdings, Inc.	51,500	2,268,039
Sony Group Corp.	207,400	16,937,934
Sosei Group Corp. (b)(c)	13,900	115,616
SOSiLA Logistics REIT, Inc.	112	119,374
Sotetsu Holdings, Inc.	18,600	321,329
S-Pool, Inc.	7,200	59,569
Square Enix Holdings Co., Ltd.	13,500	597,218
SRE Holdings Corp. (b)	800	13,420
Stanley Electric Co., Ltd.	18,900	309,957
Star Asia Investment Corp. REIT	230	103,949
Star Micronics Co., Ltd.	4,800	57,343
Starts Corp., Inc.	4,500	92,315
Starts Proceed Investment Corp. REIT	62	110,350
Strike Co., Ltd.	1,300	32,535
Subaru Corp.	100,700	1,787,480
Sugi Holdings Co., Ltd.	6,600	289,058
SUMCO Corp.	59,600	771,679
Sumitomo Bakelite Co., Ltd.	4,800	143,624
Sumitomo Chemical Co., Ltd.	245,700	960,338
Sumitomo Corp.	185,700	2,538,331
Sumitomo Densetsu Co., Ltd.	1,800	34,369
Sumitomo Electric Industries, Ltd.	121,000	1,335,093
Sumitomo Forestry Co., Ltd. (c)	21,300	301,497
Sumitomo Heavy Industries, Ltd.	18,200	401,229
Sumitomo Metal Mining Co., Ltd.	40,800	1,276,361
Sumitomo Mitsui Construction Co., Ltd.	22,100	75,155
Sumitomo Mitsui Financial Group, Inc.	214,800	6,374,985
Sumitomo Mitsui Trust Holdings, Inc.	55,700	1,713,783
Sumitomo Osaka Cement Co., Ltd.	4,800	118,891
Sumitomo Pharma Co., Ltd. (c)	27,100	217,630
Sumitomo Realty & Development Co., Ltd.	51,000	1,345,059
Sumitomo Rubber Industries, Ltd. (c)	25,900	220,957
Sumitomo Warehouse Co., Ltd.	10,700	157,915
Sun Frontier Fudousan Co., Ltd.	5,800	47,730
Sundrug Co., Ltd.	16,200	361,312
Suntory Beverage & Food, Ltd.	22,300	842,067
Suruga Bank, Ltd.	34,300	92,658
Suzuken Co., Ltd.	11,400	321,806
Security Description	Shares	Value
Suzuki Motor Corp.	59,700	$ 1,873,768
Sysmex Corp.	27,500	1,652,976
Systena Corp.	40,900	118,616
T Hasegawa Co., Ltd.	4,000	81,234
T&D Holdings, Inc.	85,100	1,017,279
Tadano, Ltd.	23,700	155,784
Taihei Dengyo Kaisha, Ltd.	3,100	67,337
Taiheiyo Cement Corp.	17,900	266,810
Taikisha, Ltd.	3,300	77,244
Taisei Corp.	31,500	979,629
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	224,887
Taiyo Holdings Co., Ltd.	5,000	104,781
Taiyo Yuden Co., Ltd.	18,000	610,798
Takamatsu Construction Group Co., Ltd.	1,300	19,741
Takara Bio, Inc.	7,300	103,384
Takara Holdings, Inc.	21,100	156,089
Takara Leben Real Estate Investment Corp. REIT	85	73,391
Takara Standard Co., Ltd.	3,300	30,363
Takasago International Corp.	2,900	51,957
Takasago Thermal Engineering Co., Ltd.	6,800	80,636
Takashimaya Co., Ltd.	20,500	200,692
Takeda Pharmaceutical Co., Ltd.	256,238	7,201,183
Takeuchi Manufacturing Co., Ltd.	5,200	88,839
Takuma Co., Ltd.	9,400	91,817
Tama Home Co., Ltd. (c)	2,200	39,675
Tamron Co., Ltd.	2,900	53,665
TBS Holdings, Inc.	5,200	65,031
TDK Corp.	63,000	1,943,027
TechMatrix Corp.	5,400	66,737
TechnoPro Holdings, Inc.	19,700	393,985
Teijin, Ltd.	29,700	308,904
Tenma Corp.	3,800	64,333
Terumo Corp.	119,000	3,580,818
T-Gaia Corp.	5,400	64,313
THK Co., Ltd.	18,400	344,962
TIS, Inc.	38,200	999,603
TKC Corp.	4,400	106,555
Toa Corp.	2,000	36,583
Toagosei Co., Ltd.	18,700	138,886
Tobu Railway Co., Ltd.	31,100	708,509
TOC Co., Ltd.	8,700	46,044
Tocalo Co., Ltd.	8,100	73,514
Toda Corp.	34,200	181,252
Toei Animation Co., Ltd. (c)	1,400	111,295
Toei Co., Ltd.	800	104,700
Toenec Corp.	1,200	30,915
Toho Bank, Ltd.	30,200	46,238
Toho Co., Ltd.	18,500	667,936
Toho Gas Co., Ltd.	11,300	272,404
Toho Holdings Co., Ltd.	11,800	182,314
Toho Titanium Co., Ltd.	4,900	79,710

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Tohoku Electric Power Co., Inc.	67,200	$ 359,607
Tokai Carbon Co., Ltd. (c)	33,400	254,209
Tokai Corp.	2,300	28,188
TOKAI Holdings Corp.	14,600	95,324
Tokai Rika Co., Ltd.	7,800	84,973
Tokai Tokyo Financial Holdings, Inc.	29,600	80,615
Token Corp.	1,100	62,427
Tokio Marine Holdings, Inc.	102,700	5,974,297
Tokushu Tokai Paper Co., Ltd.	2,000	46,447
Tokuyama Corp.	9,300	118,154
Tokyo Century Corp.	5,200	171,860
Tokyo Electric Power Co. Holdings, Inc. (b)	282,900	1,180,702
Tokyo Electron, Ltd.	24,500	7,989,032
Tokyo Gas Co., Ltd.	66,500	1,374,005
Tokyo Ohka Kogyo Co., Ltd.	4,800	234,603
Tokyo Seimitsu Co., Ltd.	5,200	170,711
Tokyo Steel Manufacturing Co., Ltd.	15,900	175,087
Tokyo Tatemono Co., Ltd. (c)	28,500	392,083
Tokyotokeiba Co., Ltd.	1,600	46,226
Tokyu Construction Co., Ltd.	9,200	43,137
Tokyu Corp.	90,000	1,058,629
Tokyu Fudosan Holdings Corp.	92,400	485,618
Tokyu REIT, Inc.	123	179,989
TOMONY Holdings, Inc.	28,300	64,993
Tomy Co., Ltd.	12,400	124,406
Topcon Corp.	14,800	192,605
TOPPAN, INC.	41,000	684,163
Topre Corp.	2,800	20,507
Toray Industries, Inc.	228,700	1,281,414
Toridoll Holdings Corp. (c)	6,600	112,028
Torii Pharmaceutical Co., Ltd.	3,800	89,787
Tosei Corp.	5,700	52,865
Toshiba Corp.	64,300	2,610,243
Toshiba TEC Corp.	4,700	150,145
Tosho Co., Ltd.	2,300	21,061
Tosoh Corp.	39,300	487,435
Totetsu Kogyo Co., Ltd.	2,900	51,722
TOTO, Ltd.	23,300	768,349
Towa Pharmaceutical Co., Ltd.	2,800	50,763
Toyo Construction Co., Ltd.	16,800	109,935
Toyo Gosei Co., Ltd. (c)	500	30,253
Toyo Ink SC Holdings Co., Ltd.	4,100	57,401
Toyo Seikan Group Holdings, Ltd.	20,700	216,211
Toyo Suisan Kaisha, Ltd.	13,300	517,883
Toyo Tanso Co., Ltd. (c)	1,800	37,430
Toyo Tire Corp.	16,300	203,248
Toyobo Co., Ltd.	20,100	148,248
Toyoda Gosei Co., Ltd.	12,600	198,755
Security Description	Shares	Value
Toyota Boshoku Corp.	12,400	$ 183,917
Toyota Industries Corp.	23,400	1,446,837
Toyota Motor Corp.	1,748,840	27,032,969
Toyota Tsusho Corp.	34,000	1,108,682
Trancom Co., Ltd.	1,300	65,356
Transcosmos, Inc.	3,700	94,914
TRE Holdings Corp.	5,800	80,390
Trend Micro, Inc.	25,000	1,218,211
Tri Chemical Laboratories, Inc.	3,600	58,059
Trusco Nakayama Corp.	8,700	109,891
TS Tech Co., Ltd.	11,600	120,137
Tsubakimoto Chain Co.	3,800	84,892
Tsugami Corp.	4,400	36,533
Tsukishima Kikai Co., Ltd.	5,200	33,377
Tsumura & Co.	7,900	177,067
Tsuruha Holdings, Inc.	6,000	325,494
TV Asahi Holdings Corp.	1,900	20,671
UACJ Corp.	3,400	51,680
UBE Corp.	19,000	282,088
Ulvac, Inc. (c)	7,900	268,654
Unicharm Corp.	66,400	2,218,954
Union Tool Co.	2,400	56,884
United Arrows, Ltd.	2,300	35,400
United Super Markets Holdings, Inc.	5,500	43,197
United Urban Investment Corp. REIT	465	487,060
Universal Entertainment Corp. (b)	3,600	38,556
Usen-Next Holdings Co., Ltd. (c)	5,600	79,968
Ushio, Inc.	13,700	169,214
USS Co., Ltd.	63,100	1,091,030
UT Group Co., Ltd.	3,200	52,644
Valor Holdings Co., Ltd.	4,500	60,450
ValueCommerce Co., Ltd.	1,500	34,614
Vector, Inc.	3,200	22,754
Vision, Inc. (b)(c)	2,300	21,856
Visional, Inc. (b)(c)	1,700	76,206
VT Holdings Co., Ltd.	20,000	70,958
Wacoal Holdings Corp.	7,800	123,096
Wacom Co., Ltd.	24,300	150,248
Wakita & Co., Ltd.	7,000	61,573
WDB Holdings Co., Ltd. (c)	4,900	82,992
WealthNavi, Inc. (b)(c)	2,800	36,439
Weathernews, Inc.	2,600	126,885
Welcia Holdings Co., Ltd.	14,200	284,303
West Holdings Corp. (c)	3,110	83,556
West Japan Railway Co.	36,200	1,329,905
Workman Co., Ltd. (c)	3,300	128,983
Yakult Honsha Co., Ltd.	21,200	1,221,862
YAMABIKO Corp. (c)	6,300	53,097
Yamada Holdings Co., Ltd.	125,200	449,727
Yamaguchi Financial Group, Inc.	30,000	164,293
Yamaha Corp.	22,700	935,704

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yamaha Motor Co., Ltd. (c)	47,800	$ 874,688
YA-MAN, Ltd.	3,100	39,430
Yamato Holdings Co., Ltd.	60,500	966,361
Yamato Kogyo Co., Ltd.	7,700	254,485
Yamazaki Baking Co., Ltd.	24,500	298,822
Yamazen Corp.	8,300	60,606
Yaoko Co., Ltd.	2,600	116,551
Yaskawa Electric Corp.	38,800	1,248,066
Yellow Hat, Ltd.	4,700	59,435
Yodogawa Steel Works, Ltd.	1,700	28,180
Yokogawa Bridge Holdings Corp.	3,400	48,877
Yokogawa Electric Corp.	42,100	694,462
Yokohama Reito Co., Ltd.	11,000	71,252
Yokohama Rubber Co., Ltd. (c)	17,100	231,222
Yokowo Co., Ltd. (c)	1,700	26,053
Yonex Co., Ltd.	14,000	117,787
Yoshinoya Holdings Co., Ltd. (c)	14,000	257,009
Yuasa Trading Co., Ltd.	3,200	79,025
Yurtec Corp.	5,500	29,877
Z Holdings Corp.	425,500	1,241,531
Zenkoku Hosho Co., Ltd.	9,100	284,679
Zenrin Co., Ltd.	3,600	24,458
Zensho Holdings Co., Ltd.	14,800	355,143
Zeon Corp.	19,300	186,671
ZERIA Pharmaceutical Co., Ltd.	2,600	41,051
Zojirushi Corp. (c)	5,000	50,826
ZOZO, Inc.	18,800	338,346
Zuken, Inc.	1,600	35,980
		621,171,487
JERSEY — 0.0% (a)
JTC PLC (d)	17,708	126,882
Sanne Group PLC (b)	28,034	308,456
		435,338
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	27,226	534,820
KENYA — 0.0% (a)
Vivo Energy PLC (d)	59,856	106,130
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC	372,202	985,990
Al Ahli Bank of Kuwait KSCP	47,773	49,812
Boubyan Bank KSCP	205,764	518,265
Boubyan Petrochemicals Co. KSCP	46,160	138,826
Burgan Bank SAK	147,195	115,588
Gulf Bank KSCP	171,150	177,898
Humansoft Holding Co. KSC	9,000	90,763
Kuwait Finance House KSCP	762,153	2,163,034
Kuwait International Bank KSCP	162,500	109,075
Security Description	Shares	Value
Kuwait Projects Co. Holding KSCP	194,949	$ 93,377
Mabanee Co. KPSC	66,292	162,652
Mezzan Holding Co. KSCC	29,758	41,015
Mobile Telecommunications Co. KSCP	355,817	688,678
National Bank of Kuwait SAKP	1,136,115	3,861,088
National Industries Group Holding SAK	291,600	240,387
Qurain Petrochemical Industries Co.	111,227	114,163
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	46,080
Warba Bank KSCP (b)	149,233	118,161
		9,714,852
LIECHTENSTEIN — 0.0% (a)
Implantica AG SDR (b)	2,687	12,337
LUXEMBOURG — 0.1%
APERAM SA	7,659	212,188
ArcelorMittal SA	104,617	2,352,588
B&S Group Sarl (d)	10,280	53,736
Eurofins Scientific SE	21,511	1,688,450
Global Fashion Group SA (b)	11,973	18,113
Reinet Investments SCA	23,256	405,711
SES SA	62,178	542,263
		5,273,049
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	350,000	2,087,435
MECOM Power and Construction, Ltd. (c)	252,000	75,790
MGM China Holdings, Ltd. (b)(c)	261,200	148,126
Sands China, Ltd. (b)	410,000	978,113
SJM Holdings, Ltd. (b)	417,000	189,184
Wynn Macau, Ltd. (b)(c)	325,600	221,162
		3,699,810
MALAYSIA — 0.5%
Sports Toto Bhd	115,544	47,974
Alliance Bank Malaysia Bhd	140,600	101,443
AMMB Holdings Bhd	372,600	315,326
Axiata Group Bhd	730,611	469,116
Axis Real Estate Investment Trust	239,618	104,383
Bank Islam Malaysia Bhd	62,000	37,699
Bermaz Auto Bhd	173,300	66,843
British American Tobacco Malaysia Bhd	23,500	57,584
Bursa Malaysia Bhd	132,900	199,915
Carlsberg Brewery Malaysia Bhd Class B	27,200	138,731
CIMB Group Holdings Bhd	1,223,387	1,376,744
CTOS Digital Bhd	342,900	98,805

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
D&O Green Technologies Bhd	50,200	$ 43,850
Dialog Group Bhd	573,500	277,154
DiGi.Com Bhd	722,300	573,579
DRB-Hicom Bhd	194,800	53,037
Fraser & Neave Holdings Bhd	40,800	196,247
Frencken Group, Ltd.	40,300	32,143
Frontken Corp. Bhd	92,850	48,242
Gamuda Bhd	282,616	229,555
Genting Bhd	683,000	703,533
Genting Malaysia Bhd	880,900	567,613
Genting Plantations Bhd	53,800	78,732
Greatech Technology Bhd (b)	38,300	31,804
HAP Seng Consolidated Bhd	67,500	109,195
Hartalega Holdings Bhd	224,200	155,656
Heineken Malaysia Bhd	28,800	150,420
Hong Leong Bank Bhd	171,432	795,802
Hong Leong Financial Group Bhd	57,800	242,609
Hong Seng Consolidated Bhd (b)	590,000	109,767
IGB Real Estate Investment Trust	371,200	134,752
IHH Healthcare Bhd	282,500	413,415
IJM Corp. Bhd	331,300	130,039
Inari Amertron Bhd	485,100	290,565
IOI Corp. Bhd	455,200	396,589
IOI Properties Group Bhd	371,500	84,288
Kossan Rubber Industries Bhd	156,300	46,810
KPJ Healthcare Bhd	237,200	44,937
Kuala Lumpur Kepong Bhd	69,469	345,808
Magnum Bhd	110,393	41,828
Malakoff Corp. Bhd	123,000	17,581
Malayan Banking Bhd	921,865	1,796,669
Malaysia Airports Holdings Bhd (b)	173,224	259,394
Malaysia Building Society Bhd	371,600	48,900
Malaysian Pacific Industries Bhd	23,900	151,832
Maxis Bhd	577,200	432,163
Mega First Corp. BHD	55,600	44,026
Mi Technovation Bhd	17,800	6,219
MISC Bhd	215,100	346,503
My EG Services Bhd	1,041,890	208,023
Nestle Malaysia Bhd	19,800	595,685
Pentamaster Corp. Bhd	53,300	44,623
Petronas Chemicals Group Bhd	385,500	787,181
Petronas Dagangan Bhd	50,900	243,904
Petronas Gas Bhd	126,100	470,354
PPB Group Bhd	132,480	476,718
Press Metal Aluminium Holdings Bhd	482,100	520,657
Public Bank Bhd	2,645,600	2,623,091
Security Description	Shares	Value
QL Resources Bhd	177,750	$ 209,711
RHB Bank Bhd	369,763	480,713
Scientex Bhd	136,600	107,235
Sime Darby Bhd	350,035	169,160
Sime Darby Plantation Bhd	312,943	307,440
Sime Darby Property Bhd	142,535	14,553
SKP Resources Bhd	339,125	120,800
SP Setia Bhd Group	134,214	20,707
Sunway Bhd	241,400	93,109
Sunway Real Estate Investment Trust	449,800	152,059
Supermax Corp. Bhd	400,272	79,464
Syarikat Takaful Malaysia Keluarga Bhd	36,789	26,961
Telekom Malaysia Bhd	257,503	306,725
Tenaga Nasional Bhd	470,200	851,321
TIME dotCom Bhd	123,300	122,531
Top Glove Corp. Bhd	856,900	202,195
United Plantations Bhd	33,700	107,045
UWC Bhd	40,400	30,157
ViTrox Corp. Bhd	70,600	115,331
VS Industry Bhd	444,000	100,234
Yinson Holdings Bhd	197,960	89,829
YTL Corp. Bhd	970,500	128,813
YTL Power International Bhd	329,600	51,225
		22,303,373
MALTA — 0.0% (a)
Kambi Group PLC (b)(c)	4,950	80,862
Kindred Group PLC SDR	37,113	308,062
Media & Games Invest SE (b)	11,300	27,065
		415,989
MEXICO — 0.6%
Alfa SAB de CV Class A	517,600	366,347
Alsea SAB de CV (b)	104,100	196,480
America Movil SAB de CV Series L	5,267,600	5,365,311
Arca Continental SAB de CV	78,800	517,502
Banco del Bajio SA (d)	139,700	279,113
Bolsa Mexicana de Valores SAB de CV	116,900	206,791
Cemex SAB de CV Series CPO (b)	2,435,964	945,373
Coca-Cola Femsa SAB de CV	93,560	516,311
Concentradora Fibra Danhos SA de CV REIT	88,800	98,766
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	174,300	178,829
Corp. Inmobiliaria Vesta SAB de CV	142,000	263,227
Fibra Uno Administracion SA de CV REIT	527,200	523,392
Fomento Economico Mexicano SAB de CV	305,000	2,052,305

See accompanying notes to financial statements.
129

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
GCC SAB de CV (c)	39,000	$ 242,999
Genomma Lab Internacional SAB de CV Class B (c)	212,600	212,118
Gentera SAB de CV	285,400	227,887
Gruma SAB de CV Class B (c)	38,450	424,125
Grupo Aeroportuario del Centro Norte SAB de CV	54,054	344,593
Grupo Aeroportuario del Pacifico SAB de CV Class B	61,500	853,774
Grupo Aeroportuario del Sureste SAB de CV Class B	35,635	698,067
Grupo Bimbo SAB de CV Class A	266,100	862,172
Grupo Carso SAB de CV Series A1	102,200	379,658
Grupo Comercial Chedraui SA de CV	58,995	159,127
Grupo Financiero Banorte SAB de CV Series O	404,900	2,251,100
Grupo Financiero Inbursa SAB de CV Series O (b)(c)	399,200	633,552
Grupo Herdez SAB de CV	61,517	81,410
Grupo Mexico SAB de CV Class B	489,900	2,021,931
Grupo Rotoplas SAB de CV	110,255	136,290
Grupo Televisa SAB Series CPO	405,200	662,957
Grupo Traxion SAB de CV (b)(c)(d)	93,900	127,569
Industrias Penoles SAB de CV	26,420	243,828
Kimberly-Clark de Mexico SAB de CV Class A (c)	264,700	357,250
La Comer SAB de CV (c)	115,600	214,690
Macquarie Mexico Real Estate Management SA de CV REIT (d)	194,700	242,510
Nemak SAB de CV (b)(d)	609,961	120,325
Operadora De Sites Mexicanos SAB de CV (c)	239,200	276,359
Orbia Advance Corp. SAB de CV	197,557	460,802
PLA Administradora Industrial S de RL de CV REIT	187,600	249,938
Prologis Property Mexico SA de CV REIT	107,914	282,090
Promotora y Operadora de Infraestructura SAB de CV	43,590	318,265
Qualitas Controladora SAB de CV (c)	41,700	191,224
Regional SAB de CV	49,700	234,240
Wal-Mart de Mexico SAB de CV	814,900	2,800,244
		27,820,841
Security Description	Shares	Value
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)	17,270	$ 461,622
NETHERLANDS — 2.8%
Aalberts NV	16,313	634,254
ABN AMRO Bank NV (d)	72,493	812,066
Adyen NV (b)(d)	3,546	5,145,546
Aegon NV	290,308	1,252,858
Akzo Nobel NV	30,361	1,987,615
Alfen Beheer B.V. (b)(d)	3,697	340,741
AMG Advanced Metallurgical Group NV	5,803	149,242
Arcadis NV	12,265	411,600
Argenx SE (b)	7,796	2,913,742
ASM International NV	7,585	1,892,035
ASML Holding NV	67,022	31,940,563
ASR Nederland NV	22,137	892,630
Basic-Fit NV (b)(c)(d)	7,846	295,950
BE Semiconductor Industries NV	10,709	513,548
Boskalis Westminster	12,534	419,317
Brunel International NV	7,083	76,863
CM.com NV (b)(c)	3,999	56,482
Corbion NV	10,434	314,811
Eurocommercial Properties NV	7,494	160,923
Euronext NV (d)	13,819	1,125,427
EXOR NV	18,468	1,148,402
Fastned B.V. (b)(c)	521	13,922
Flow Traders (d)	4,876	139,267
Fugro NV (b)	15,515	195,291
Heineken Holding NV	18,660	1,354,837
Heineken NV	42,030	3,822,803
IMCD NV	9,230	1,263,602
ING Groep NV	632,316	6,234,407
Intertrust NV (b)(d)	14,461	289,363
JDE Peet's NV (c)	16,097	457,065
Koninklijke Ahold Delhaize NV	169,369	4,401,881
Koninklijke BAM Groep NV (b)	39,909	94,127
Koninklijke DSM NV	28,688	4,111,885
Koninklijke KPN NV	541,776	1,926,325
Koninklijke Philips NV	154,200	3,313,638
Koninklijke Vopak NV	11,201	281,979
Meltwater NV (b)(c)	16,118	16,836
NN Group NV	45,248	2,050,178
NSI NV REIT	2,948	101,243
OCI NV	16,167	532,068
Pharming Group NV (b)(c)	152,999	120,285
PostNL NV (c)	96,364	291,653
Randstad NV (c)	19,762	954,500
SBM Offshore NV	24,203	327,295
Shell PLC	1,254,694	32,517,106
Shop Apotheke Europe NV (b)(d)	2,189	194,110

See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sligro Food Group NV (b)	3,660	$ 69,180
TKH Group NV	6,561	247,480
TomTom NV (b)(c)	14,221	104,963
Universal Music Group NV	117,480	2,350,027
Van Lanschot Kempen NV ADR	4,664	108,491
Vastned Retail NV REIT	2,401	53,466
Wereldhave NV REIT	8,129	121,953
Wolters Kluwer NV	42,567	4,119,074
		124,664,915
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)(c)	108,379	332,206
Air New Zealand, Ltd. (b)	110,572	39,186
Argosy Property, Ltd.	151,973	116,694
Auckland International Airport, Ltd. (b)	196,542	877,396
Chorus, Ltd.	66,596	298,952
Contact Energy, Ltd.	131,487	595,155
Fisher & Paykel Healthcare Corp., Ltd.	90,605	1,125,547
Fletcher Building, Ltd.	112,682	353,103
Genesis Energy, Ltd.	91,471	150,711
Goodman Property Trust REIT	173,155	215,318
Infratil, Ltd.	113,513	542,029
Kiwi Property Group, Ltd.	261,389	158,456
Mercury NZ, Ltd.	102,427	359,815
Meridian Energy, Ltd.	202,163	588,252
Oceania Healthcare, Ltd.	183,936	106,357
Precinct Properties New Zealand, Ltd.	202,767	172,716
Pushpay Holdings, Ltd. (b)	141,424	111,672
Ryman Healthcare, Ltd.	60,789	336,381
SKYCITY Entertainment Group, Ltd.	116,799	211,324
Spark New Zealand, Ltd.	293,525	875,996
Summerset Group Holdings, Ltd.	33,320	198,881
Synlait Milk, Ltd. (b)	31,924	61,928
Xero, Ltd. (b)	21,771	1,152,155
		8,980,230
NIGERIA — 0.0% (a)
Airtel Africa PLC (d)	191,753	314,846
NORWAY — 0.6%
Aker ASA Class A	4,585	350,845
Aker BP ASA (c)	20,630	714,342
Aker Carbon Capture ASA (b)	40,882	68,649
Aker Horizons Holding A/S (b)	15,027	24,214
Aker Solutions ASA	36,999	100,214
Atea ASA	13,837	143,415
Austevoll Seafood ASA	20,148	235,134
BEWi ASA	5,000	28,189
Bonheur ASA	2,878	104,141
Borregaard ASA	15,205	246,549
Security Description	Shares	Value
BW Offshore, Ltd.	28,194	$ 75,909
Crayon Group Holding ASA (b)(d)	10,593	134,239
DNB Bank ASA	150,662	2,692,313
DNO ASA	65,996	91,248
Elkem ASA (d)	56,997	181,034
Elopak ASA	40,800	66,983
Entra ASA (d)	19,912	248,906
Equinor ASA	158,288	5,488,150
Europris ASA (d)	25,386	118,094
FLEX LNG, Ltd. (b)(c)	7,577	208,910
Frontline, Ltd. (b)	19,675	175,447
Gjensidige Forsikring ASA	31,912	644,393
Golden Ocean Group, Ltd.	21,011	243,504
Grieg Seafood ASA	7,676	108,694
Hexagon Composites ASA (b)	16,673	45,464
Hexagon Purus ASA (b)	8,778	22,674
Kahoot! ASA (b)(c)	53,536	97,131
Kongsberg Gruppen ASA	14,931	533,479
Leroy Seafood Group ASA	48,893	346,169
LINK Mobility Group Holding ASA (b)	53,360	60,761
Mowi ASA	70,801	1,605,962
MPC Container Ships ASA	56,147	110,734
NEL ASA (b)	250,516	303,391
Nordic Semiconductor ASA (b)	28,101	434,609
Norsk Hydro ASA	216,626	1,209,453
Norway Royal Salmon ASA	3,708	94,204
Norwegian Air Shuttle ASA (b)	131,941	108,680
Nykode Therapeutics ASA (b)	19,435	55,159
Orkla ASA	120,982	963,962
Protector Forsikring ASA	9,425	97,687
Salmar ASA	9,618	674,153
Schibsted ASA Class A	11,760	209,376
Schibsted ASA Class B	16,652	270,518
Selvaag Bolig ASA	6,732	24,224
SpareBank 1 Nord Norge	20,807	184,277
SpareBank 1 Oestlandet	5,849	69,385
SpareBank 1 SMN	20,154	236,224
SpareBank 1 SR-Bank ASA	30,613	330,616
Stolt-Nielsen, Ltd.	6,169	129,877
Storebrand ASA	76,116	540,067
Telenor ASA	112,711	1,494,485
TGS ASA	25,936	363,061
Tomra Systems ASA	38,340	708,920
Veidekke ASA	21,229	192,312
Volue ASA (b)	18,171	43,773
Wallenius Wilhelmsen ASA	67,834	364,239
		24,418,542
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	44,100	291,060
Credicorp, Ltd.	10,800	1,295,028

See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hochschild Mining PLC	31,281	$ 36,660
Intercorp Financial Services, Inc.	8,000	187,200
Southern Copper Corp.	14,200	707,302
		2,517,250
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	337,830	292,149
AC Energy Corp.	1,729,780	252,931
Alliance Global Group, Inc.	450,900	72,164
AREIT, Inc.	100,200	63,599
Ayala Corp.	47,160	514,613
Ayala Land, Inc.	1,538,400	713,453
Bank of the Philippine Islands	434,547	670,175
BDO Unibank, Inc.	399,393	802,636
Bloomberry Resorts Corp. (b)	741,800	78,382
Cebu Air, Inc. (b)	4,500	3,400
Century Pacific Food, Inc. (b)	145,200	58,096
Converge Information and Communications Technology Solutions, Inc. (b)	208,200	80,084
Cosco Capital, Inc.	131,800	10,331
D&L Industries, Inc.	337,900	41,911
DMCI Holdings, Inc.	571,200	91,625
Globe Telecom, Inc.	4,820	198,813
GT Capital Holdings, Inc.	17,217	153,117
International Container Terminal Services, Inc.	126,160	422,178
JG Summit Holdings, Inc.	515,090	456,213
Jollibee Foods Corp.	72,650	269,010
LT Group, Inc.	314,800	46,374
Manila Electric Co.	63,940	418,631
Manila Water Co., Inc.	223,300	67,902
Megaworld Corp.	1,365,000	53,622
Metro Pacific Investments Corp.	2,154,000	138,285
Metropolitan Bank & Trust Co.	379,496	329,906
Monde Nissin Corp. (b)(d)	1,107,600	261,868
MREIT, Inc.	312,900	86,498
PLDT, Inc.	13,395	409,268
Puregold Price Club, Inc.	338,780	185,456
Robinsons Land Corp.	375,144	117,623
Robinsons Retail Holdings, Inc.	77,600	71,129
Security Bank Corp.	88,110	146,463
SM Investments Corp.	48,535	690,268
SM Prime Holdings, Inc.	1,854,000	1,232,403
Synergy Grid & Development Phils, Inc.	202,800	44,849
Universal Robina Corp.	280,030	565,306
Vista Land & Lifescapes, Inc.	108,000	3,889
Wilcon Depot, Inc.	99,300	42,982
		10,157,602
POLAND — 0.2%
Alior Bank SA (b)	13,668	82,692
Security Description	Shares	Value
Allegro.eu SA (b)(d)	56,940	$ 301,997
Asseco Poland SA	9,859	165,565
Bank Handlowy w Warszawie SA	5,365	67,065
Bank Millennium SA (b)	87,519	75,647
Bank Polska Kasa Opieki SA	27,924	506,450
Budimex SA	1,698	86,867
CCC SA (b)	4,227	43,249
CD Projekt SA (c)	10,175	216,543
Ciech SA	2,728	22,754
Cyfrowy Polsat SA	37,773	178,285
Dino Polska SA (b)(d)	7,073	501,860
Enea SA (b)	20,497	44,474
Eurocash SA	12,734	29,797
Grupa Azoty SA (b)	4,618	46,202
Grupa Lotos SA	13,337	203,859
InPost SA (b)(c)	39,810	230,238
Jastrzebska Spolka Weglowa SA (b)	9,529	136,327
KGHM Polska Miedz SA	23,461	620,464
KRUK SA	3,415	181,846
LiveChat Software SA	2,013	44,103
LPP SA	160	320,117
mBank SA (b)	2,140	106,908
Neuca SA	233	41,668
Orange Polska SA	94,679	132,041
PGE Polska Grupa Energetyczna SA (b)	121,403	287,721
Polski Koncern Naftowy ORLEN SA	43,199	658,384
Polskie Gornictwo Naftowe i Gazownictwo SA	242,842	308,532
Powszechna Kasa Oszczednosci Bank Polski SA	126,897	790,310
Powszechny Zaklad Ubezpieczen SA	85,657	571,193
Santander Bank Polska SA	5,161	267,472
Tauron Polska Energia SA (b)	151,723	116,192
Warsaw Stock Exchange	6,425	53,677
XTB SA (d)	6,081	27,917
		7,468,416
PORTUGAL — 0.1%
Altri SGPS SA	11,642	77,530
Banco Comercial Portugues SA Class R	1,431,520	246,936
Corticeira Amorim SGPS SA	4,689	51,766
CTT-Correios de Portugal SA	16,915	55,173
EDP - Energias de Portugal SA	447,150	2,081,190
Galp Energia SGPS SA	81,280	950,436
Greenvolt-Energias Renovaveis SA (b)	2,236	17,182
Jeronimo Martins SGPS SA	45,918	995,623
Navigator Co. SA	32,078	128,644
NOS SGPS SA	43,721	175,336

See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	60,188	$ 180,905
Semapa-Sociedade de Investimento e Gestao	5,579	78,390
Sonae SGPS SA	135,316	165,657
		5,204,768
QATAR — 0.3%
Aamal Co.	543,233	160,356
Al Meera Consumer Goods Co. QSC	25,614	122,663
Barwa Real Estate Co.	230,600	211,493
Commercial Bank PQSC	254,403	478,174
Doha Bank QPSC	321,420	229,652
Gulf International Services QSC (b)	149,047	85,211
Gulf Warehousing Co.	42,346	47,512
Industries Qatar QSC	227,376	995,853
Masraf Al Rayan QSC	680,055	771,230
Mesaieed Petrochemical Holding Co.	597,493	408,528
Ooredoo QSC	134,267	283,890
Qatar Aluminium Manufacturing Co.	450,322	210,338
Qatar Electricity & Water Co. QSC	91,976	442,485
Qatar Fuel QSC	55,946	274,219
Qatar Gas Transport Co., Ltd.	386,091	396,613
Qatar Insurance Co. SAQ	269,557	177,644
Qatar International Islamic Bank QSC	85,174	249,318
Qatar Islamic Bank SAQ	172,961	1,056,740
Qatar National Bank QPSC	716,668	3,931,908
Qatar National Cement Co. QSC	104,845	147,144
Qatar Navigation QSC	108,821	251,005
United Development Co. QSC	199,242	76,102
Vodafone Qatar QSC	240,260	104,964
		11,113,042
ROMANIA — 0.0% (a)
NEPI Rockcastle SA	75,130	399,394
RUSSIA — 0.0%
Alrosa PJSC (b)(f)	330,200	—
Credit Bank of Moscow PJSC (b)(f)	2,707,900	—
Gazprom PJSC ADR (e)(f)	164,129	—
Gazprom PJSC (f)	1,448,730	—
Globaltrans Investment PLC GDR (f)	26,586	—
Inter RAO UES PJSC (b)(f)	5,356,000	—
LUKOIL PJSC ADR (f)	9,837	—
LUKOIL PJSC (f)	51,315	—
Magnit PJSC GDR (f)	53,009	—
MMC Norilsk Nickel PJSC (f)	9,503	—
Mobile TeleSystems PJSC ADR (f)	53,100	—
Security Description	Shares	Value
Mobile TeleSystems PJSC (f)	31,200	$ —
Moscow Exchange MICEX (b)(f)	191,435	—
Novatek PJSC GDR (f)	13,594	—
Novolipetsk Steel PJSC (b)(f)	224,930	—
Ozon Holdings PLC ADR (b)(f)	6,439	—
PhosAgro PJSC (b)(e)(f)	135	—
PhosAgro PJSC (e)(f)	20,976	—
Polyus PJSC GDR (f)	1,062	—
Polyus PJSC (b)(f)	4,492	—
Rosneft Oil Co PJSC (f)	169,478	—
Rostelecom PJSC (f)	100,000	—
Sberbank of Russia PJSC (b)(f)	1,586,024	—
Severstal PAO (f)	31,441	—
Sistema PJSFC GDR (f)	40,100	—
Surgutneftegas PJSC (f)	888,900	—
Tatneft PJSC ADR (f)	3,048	—
Tatneft PJSC (f)	187,335	—
TCS Group Holding PLC GDR (b)(f)	16,178	—
TCS Group Holding PLC (b)(f)	1,787	—
VK Co., Ltd. GDR (b)(f)	17,475	—
VTB Bank PJSC (f)	437,390,000	—
X5 Retail Group NV GDR (f)	17,591	—
Yandex NV Class A (b)(f)	49,735	—
		—
SAUDI ARABIA — 1.2%
Abdullah Al Othaim Markets Co.	6,581	181,008
ACWA Power Co. (b)	13,160	524,001
Advanced Petrochemical Co.	19,011	260,432
Al Hammadi Co. for Development & Investment	27,000	262,653
Al Jouf Agricultural Development Co. (b)	6,797	83,692
Al Moammar Information Systems Co.	3,626	78,471
Al Rajhi Bank	320,724	7,051,979
Al Rajhi Co. for Co-operative Insurance (b)	4,209	80,094
Aldrees Petroleum & Transport Services Co.	6,835	121,504
Alinma Bank	156,857	1,396,291
Almarai Co. JSC	52,392	731,681
Alujain Corp.	7,396	114,722
Arab National Bank	86,792	682,382
Arabian Cement Co.	9,227	82,874
Arriyadh Development Co.	18,294	109,800
Bank AlBilad (b)	80,181	934,921
Bank Al-Jazira	59,962	356,374
Banque Saudi Fransi	94,582	1,194,847
Bupa Arabia for Cooperative Insurance Co.	9,718	412,849

See accompanying notes to financial statements.
133

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
City Cement Co.	6,348	$ 35,529
Co. for Cooperative Insurance (b)	11,596	178,324
Dallah Healthcare Co.	7,407	218,730
Dar Al Arkan Real Estate Development Co. (b)	96,566	276,925
Delivery Hero SE (b)(d)	26,150	977,899
Dr Sulaiman Al Habib Medical Services Group Co.	14,100	728,280
Dur Hospitality Co. (b)	29,415	172,785
Eastern Province Cement Co.	9,470	116,100
Elm Co.	3,927	266,887
Emaar Economic City (b)	74,864	197,131
Etihad Etisalat Co.	56,306	525,229
Fawaz Abdulaziz Al Hokair & Co. (b)	11,570	35,091
Herfy Food Services Co. (b)	2,033	23,055
Jadwa REIT Saudi Fund	13,473	42,012
Jarir Marketing Co.	8,648	374,767
Leejam Sports Co. JSC	3,769	89,903
Maharah Human Resources Co.	2,209	36,148
Middle East Healthcare Co. (b)	11,802	101,283
Mobile Telecommunications Co. (b)	86,172	258,142
Mouwasat Medical Services Co.	7,312	415,089
Najran Cement Co.	15,550	61,171
National Agriculture Development Co. (b)	20,791	174,270
National Gas & Industrialization Co.	2,926	33,026
National Industrialization Co. (b)	71,502	307,191
National Medical Care Co.	5,781	83,200
Northern Region Cement Co.	17,439	54,193
Petro Rabigh	29,660	134,858
Qassim Cement Co.	8,869	187,208
Rabigh Refining & Petrochemical Co. (b)	32,682	148,598
Riyad Bank	220,907	1,889,906
Riyadh Cement Co.	13,985	129,895
SABIC Agri-Nutrients Co.	33,040	1,213,430
Sahara International Petrochemical Co.	58,809	786,816
Saudi Airlines Catering Co. (b)	4,009	76,502
Saudi Arabian Mining Co. (b)	136,058	1,807,652
Saudi Arabian Oil Co. (d)	395,996	4,094,945
Saudi Basic Industries Corp.	147,271	3,987,829
Saudi British Bank	151,306	1,641,255
Saudi Cement Co.	14,485	196,500
Saudi Ceramic Co.	2,497	29,182
Saudi Chemical Co. Holding	16,716	135,435
Security Description	Shares	Value
Saudi Co. For Hardware CJSC (b)	5,311	$ 50,179
Saudi Electricity Co.	124,359	802,081
Saudi Fisheries Co. (b)	5,167	46,684
Saudi Ground Services Co. (b)	13,747	96,908
Saudi Industrial Investment Group	52,875	401,625
Saudi Investment Bank	80,181	416,708
Saudi Kayan Petrochemical Co. (b)	124,148	522,122
Saudi National Bank	359,051	6,306,191
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	70,382
Saudi Public Transport Co. (b)	5,953	24,338
Saudi Real Estate Co. (b)	23,689	84,475
Saudi Research & Media Group (b)	6,257	313,509
Saudi Tadawul Group Holding Co.	5,891	296,740
Saudi Telecom Co.	98,181	2,540,810
Saudia Dairy & Foodstuff Co.	3,420	148,755
Savola Group	57,324	513,336
Seera Group Holding (b)	26,096	111,142
Sinad Holding Co. (b)	26,480	106,425
Southern Province Cement Co.	12,949	198,095
United Electronics Co.	5,677	171,274
United International Transportation Co.	1,592	19,093
Yamama Cement Co. (b)	14,880	99,739
Yanbu Cement Co.	10,069	91,107
Yanbu National Petrochemical Co.	41,495	558,487
		50,893,151
SINGAPORE — 1.0%
AEM Holdings, Ltd. (c)	42,600	126,726
AIMS APAC REIT	112,100	108,741
Ascendas India Trust	200,300	168,392
Ascendas Real Estate Investment Trust	537,174	1,100,055
Ascott Residence Trust	302,517	247,804
BOC Aviation, Ltd. (d)	29,300	246,253
BW LPG, Ltd. (d)	11,460	84,560
CapitaLand China Trust REIT	303,800	251,038
CapitaLand Integrated Commercial Trust REIT	851,729	1,328,053
Capitaland Investment, Ltd.	421,800	1,157,775
CDL Hospitality Trusts Stapled Security	187,168	170,801
China Aviation Oil Singapore Corp., Ltd.	29,800	18,736
City Developments, Ltd.	71,500	418,714
ComfortDelGro Corp., Ltd.	324,400	326,335
DBS Group Holdings, Ltd.	295,868	6,309,810

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Digital Core REIT Management Pte., Ltd. (b)	126,900	$ 97,713
ESR-LOGOS REIT	860,866	250,521
Far East Hospitality Trust Stapled Security	140,900	64,796
Frasers Centrepoint Trust REIT	191,792	315,588
Frasers Hospitality Trust Stapled Security	135,000	67,903
Frasers Logistics & Commercial Trust REIT	467,339	446,620
Genting Singapore, Ltd.	1,010,200	522,630
Grab Holdings, Ltd. Class A (b)	164,400	415,932
Hafnia, Ltd.	13,802	45,752
Haw Par Corp., Ltd.	18,800	148,460
Hour Glass, Ltd.	39,800	66,348
iFAST Corp., Ltd. (c)	23,300	69,312
IGG, Inc.	181,000	78,425
Japfa, Ltd.	47,400	20,265
Kenon Holdings, Ltd.	5,301	211,758
Keppel Corp., Ltd.	234,600	1,094,025
Keppel DC REIT	238,400	337,464
Keppel Infrastructure Trust	573,500	234,889
Keppel Pacific Oak US REIT	154,800	108,360
Keppel REIT	336,800	263,787
Lendlease Global Commercial REIT (c)	315,527	180,243
Manulife US Real Estate Investment Trust	345,200	196,764
Mapletree Commercial Trust REIT	365,068	480,042
Mapletree Industrial Trust REIT	307,250	574,010
Mapletree Logistics Trust REIT	569,247	687,170
Nanofilm Technologies International, Ltd.	42,200	70,652
NetLink NBN Trust	466,600	325,215
Olam Group, Ltd.	198,325	216,608
OUE Commercial Real Estate Investment Trust	402,200	111,265
OUE, Ltd. (c)	121,100	111,380
Oversea-Chinese Banking Corp., Ltd.	554,611	4,539,067
Parkway Life Real Estate Investment Trust	58,900	206,110
Prime US REIT	70,800	47,790
Raffles Medical Group, Ltd.	139,876	112,568
Riverstone Holdings, Ltd.	100,800	53,598
Sasseur Real Estate Investment Trust	189,800	106,376
SATS, Ltd. (b)	103,400	289,761
Sea, Ltd. ADR (b)	58,100	3,884,566
Sembcorp Industries, Ltd.	158,800	325,199
Sembcorp Marine, Ltd. (b)(c)	2,901,300	225,149
Sheng Siong Group, Ltd.	144,600	157,931
Security Description	Shares	Value
SIA Engineering Co., Ltd. (b)	37,900	$ 66,448
Singapore Airlines, Ltd. (b)(c)	217,900	798,513
Singapore Exchange, Ltd.	138,100	938,727
Singapore Post, Ltd.	224,900	105,041
Singapore Technologies Engineering, Ltd.	481,700	1,412,184
Singapore Telecommunications, Ltd.	1,330,100	2,418,016
SPH REIT	337,200	226,544
Starhill Global REIT	189,133	78,822
StarHub, Ltd.	126,800	112,067
STMicroelectronics NV	113,419	3,557,216
Straits Trading Co., Ltd.	40,500	83,229
Suntec Real Estate Investment Trust	369,600	430,231
TDCX, Inc. (b)	7,200	66,600
United Overseas Bank, Ltd.	190,093	3,585,501
UOL Group, Ltd.	69,933	369,840
Venture Corp., Ltd.	44,600	532,944
Yangzijiang Financial Holding, Ltd. (b)	370,300	109,092
		44,716,820
SOUTH AFRICA — 1.1%
Absa Group, Ltd.	129,913	1,225,976
AECI, Ltd.	9,970	58,082
African Rainbow Minerals, Ltd.	19,779	258,066
Anglo American Platinum, Ltd.	8,559	744,488
Anglo American PLC	209,599	7,476,060
Aspen Pharmacare Holdings, Ltd.	62,850	533,415
Astral Foods, Ltd.	3,513	40,398
AVI, Ltd.	55,269	221,717
Barloworld, Ltd.	19,472	106,676
Bid Corp., Ltd.	53,172	995,800
Bidvest Group, Ltd.	47,499	607,680
Capitec Bank Holdings, Ltd.	14,324	1,733,071
Clicks Group, Ltd.	39,864	665,053
Coronation Fund Managers, Ltd.	44,887	89,651
DataTec, Ltd.	45,382	114,102
Dis-Chem Pharmacies, Ltd. (d)	55,496	107,588
Discovery, Ltd. (b)	82,529	645,321
Distell Group Holdings, Ltd. (b)	25,476	266,462
DRDGOLD, Ltd.	44,155	26,629
Equites Property Fund, Ltd. REIT	83,433	89,990
Exxaro Resources, Ltd.	39,817	481,668
FirstRand, Ltd.	830,436	3,161,562
Fortress REIT, Ltd. Class A,	237,535	154,998
Foschini Group, Ltd.	59,911	446,155
Gold Fields, Ltd.	143,198	1,337,360

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Growthpoint Properties, Ltd. REIT	577,671	$ 435,479
Harmony Gold Mining Co., Ltd.	102,551	325,321
Hyprop Investments, Ltd. REIT (b)	40,038	81,115
Impala Platinum Holdings, Ltd.	139,469	1,542,098
Investec Property Fund, Ltd. REIT	58,715	37,453
Investec, Ltd.	43,726	234,531
JSE, Ltd.	20,858	127,994
KAP Industrial Holdings, Ltd.	705,488	189,479
Kumba Iron Ore, Ltd.	12,546	402,552
Life Healthcare Group Holdings, Ltd.	263,521	288,092
Massmart Holdings, Ltd. (b)	12,565	26,744
Momentum Metropolitan Holdings	228,762	199,124
Motus Holdings, Ltd.	19,611	128,086
Mr. Price Group, Ltd.	41,367	447,872
MTN Group, Ltd.	273,557	2,204,820
MultiChoice Group	63,242	447,066
Naspers, Ltd. Class N	35,819	5,176,827
Nedbank Group, Ltd.	73,877	934,640
Netcare, Ltd.	174,105	151,654
Ninety One, Ltd.	38,097	89,624
Northam Platinum Holdings, Ltd. (b)	58,801	614,804
Oceana Group, Ltd.	11,307	30,713
Old Mutual, Ltd. (e)	463,081	311,783
Old Mutual, Ltd. (c)(e)	315,585	212,711
Omnia Holdings, Ltd.	27,807	123,347
Pepkor Holdings, Ltd. (d)	274,416	320,271
Pick n Pay Stores, Ltd.	59,699	204,833
PSG Group, Ltd. (b)	27,012	138,518
Rand Merchant Investment Holdings, Ltd.	112,841	191,759
Redefine Properties, Ltd. REIT	1,014,002	227,156
Remgro, Ltd.	88,007	697,878
Resilient REIT, Ltd.	55,944	182,422
Reunert, Ltd.	15,137	36,959
Royal Bafokeng Platinum, Ltd. (c)	20,752	185,574
Sanlam, Ltd.	301,729	973,747
Santam, Ltd.	7,575	116,387
Sappi, Ltd. (b)	91,460	300,689
Sasol, Ltd. (b)	91,327	2,071,993
Scatec ASA (d)	19,215	164,654
Shoprite Holdings, Ltd.	79,973	965,973
Sibanye Stillwater, Ltd.	461,956	1,146,818
SPAR Group, Ltd.	29,191	246,108
Standard Bank Group, Ltd.	216,476	2,050,394
Steinhoff International Holdings NV (b)	418,971	64,959
Super Group, Ltd.	99,955	179,440
Security Description	Shares	Value
Telkom SA SOC, Ltd. (b)	39,144	$ 87,356
Thungela Resources, Ltd.	37,800	534,218
Tiger Brands, Ltd. (c)	25,782	223,536
Transaction Capital, Ltd.	95,406	213,786
Truworths International, Ltd.	74,129	229,231
Vodacom Group, Ltd.	103,287	826,737
Vukile Property Fund, Ltd. REIT	94,716	73,425
Wilson Bayly Holmes-Ovcon, Ltd.	5,617	27,731
Woolworths Holdings, Ltd.	166,301	550,699
		49,585,148
SOUTH KOREA — 3.2%
ABLBio, Inc. (b)	2,537	49,239
Ace Technologies Corp. (b)	3,286	18,019
Advanced Nano Products Co., Ltd.	1,228	66,205
Aekyung Industrial Co., Ltd.	3,641	40,100
AfreecaTV Co., Ltd.	1,389	85,689
Ahnlab, Inc. (c)	2,297	152,850
Alteogen, Inc. (b)	4,543	213,784
Amicogen, Inc. (b)	3,467	61,949
Amorepacific Corp.	5,016	502,218
AMOREPACIFIC Group	4,655	133,727
Ananti, Inc. (b)	6,092	31,295
AptaBio Therapeutics, Inc. (b)	1,886	22,515
Asiana Airlines, Inc. (b)	10,835	130,180
BGF retail Co., Ltd.	1,174	170,892
BH Co., Ltd.	3,403	63,950
Binex Co., Ltd. (b)	5,433	53,979
Bioneer Corp. (b)	5,103	96,683
BNC Korea Co., Ltd. (b)	6,546	37,308
BNK Financial Group, Inc.	39,600	204,649
Boryung	3,324	25,985
Bukwang Pharmaceutical Co., Ltd.	3,983	25,952
Cafe24 Corp. (b)	1,515	14,410
Cellivery Therapeutics, Inc. (b)	1,476	26,430
Celltrion Healthcare Co., Ltd.	13,614	719,286
Celltrion Pharm, Inc. (b)	2,793	169,292
Celltrion, Inc.	15,888	2,184,233
Chabiotech Co., Ltd. (b)	6,622	73,442
Cheil Worldwide, Inc.	9,959	182,167
Chong Kun Dang Pharmaceutical Corp.	668	45,017
Chunbo Co., Ltd.	931	149,215
CJ CGV Co., Ltd. (b)	2,246	40,218
CJ CheilJedang Corp.	1,299	379,175
CJ Corp.	1,847	110,530
CJ ENM Co., Ltd.	1,582	114,166
CJ Logistics Corp. (b)	1,096	96,229
CMG Pharmaceutical Co., Ltd. (b)	11,128	21,426
Com2uSCorp	2,104	116,187
Cosmax, Inc.	752	32,723

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CosmoAM&T Co., Ltd. (b)	2,483	$ 91,697
Coway Co., Ltd.	14,121	694,957
COWELL FASHION Co., Ltd.	12,628	59,814
Creative & Innovative System (b)	5,577	68,080
CS Wind Corp.	3,456	153,848
Cuckoo Homesys Co., Ltd.	1,764	38,448
Daeduck Electronics Co., Ltd.	8,563	172,460
Daejoo Electronic Materials Co., Ltd.	1,149	58,406
Daesang Corp.	4,987	78,738
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	109,424
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	5,893	108,928
Daewoong Co., Ltd.	2,154	45,207
Daewoong Pharmaceutical Co., Ltd.	429	58,317
Daishin Securities Co., Ltd.	3,580	41,772
Danal Co., Ltd. (b)	15,211	82,475
Daou Technology, Inc.	6,450	86,686
Dawonsys Co., Ltd.	3,177	58,725
DB HiTek Co., Ltd.	7,593	292,106
DB Insurance Co., Ltd.	6,640	313,487
Dentium Co., Ltd.	795	52,412
Devsisters Co., Ltd.	551	18,227
DGB Financial Group, Inc.	26,545	155,582
DIO Corp. (b)	4,286	87,146
DL E&C Co., Ltd.	4,830	154,192
DL Holdings Co., Ltd.	2,132	116,419
Dong-A Socio Holdings Co., Ltd.	363	28,656
Dong-A ST Co., Ltd.	542	24,337
Dongjin Semichem Co., Ltd.	5,592	138,250
DongKook Pharmaceutical Co., Ltd.	4,240	63,515
Dongkuk Steel Mill Co., Ltd.	14,784	146,314
Dongsuh Cos., Inc.	7,745	156,284
Dongwha Enterprise Co., Ltd. (b)	681	32,466
Doosan Bobcat, Inc.	7,232	160,971
Doosan Co., Ltd.	801	43,184
Doosan Enerbility Co., Ltd. (b)	64,783	967,953
Doosan Fuel Cell Co., Ltd. (b)	6,664	154,231
Doosan Tesna, Inc.	1,124	26,230
DoubleUGames Co., Ltd.	843	24,932
Douzone Bizon Co., Ltd.	2,524	70,953
Duk San Neolux Co., Ltd. (b)	1,243	28,816
Echo Marketing, Inc.	1,570	16,747
Ecopro BM Co., Ltd.	7,976	697,224
Ecopro Co., Ltd.	2,963	163,394
Ecopro HN Co., Ltd.	2,376	70,636
E-MART, Inc.	3,457	280,895
Enchem Co., Ltd. (b)	1,234	45,429
Security Description	Shares	Value
Eo Technics Co., Ltd.	1,483	$ 92,059
Eoflow Co., Ltd. (b)	2,264	33,915
ESR Kendall Square REIT Co., Ltd.	16,720	72,500
Eubiologics Co., Ltd. (b)	3,002	33,756
Eugene Technology Co., Ltd.	1,603	36,235
F&F Co., Ltd.	2,485	257,419
Fila Holdings Corp.	7,424	160,670
Fine Semitech Corp.	3,085	34,571
Foosung Co., Ltd.	13,563	185,415
GC Cell Corp. (b)	1,225	53,023
GemVax & Kael Co., Ltd. (b)	3,211	32,521
GeneOne Life Science, Inc. (b)	7,801	61,884
Genexine, Inc. (b)	2,807	66,046
Giantstep, Inc. (b)	1,022	16,254
GOLFZON Co., Ltd.	868	89,848
Grand Korea Leisure Co., Ltd. (b)	3,328	33,193
Green Cross Corp.	671	87,079
Green Cross Holdings Corp.	5,248	79,221
GS Engineering & Construction Corp.	10,010	243,234
GS Holdings Corp.	7,291	235,003
GS Retail Co., Ltd.	6,723	132,813
HAESUNG DS Co., Ltd.	2,588	123,380
Hana Financial Group, Inc.	48,432	1,467,806
Hana Materials, Inc.	2,047	75,517
Hana Micron, Inc. (b)	5,811	57,958
Hana Tour Service, Inc. (b)	1,100	45,749
Hanall Biopharma Co., Ltd. (b)	2,599	33,028
Handsome Co., Ltd.	1,555	36,767
Hanil Cement Co., Ltd.	5,238	53,857
Hanjin Transportation Co., Ltd.	992	21,240
Hankook & Co. Co., Ltd	2,676	26,484
Hankook Tire & Technology Co., Ltd.	12,226	310,264
Hanmi Pharm Co., Ltd.	993	235,555
Hanmi Semiconductor Co., Ltd.	8,935	86,363
Hanon Systems	25,518	197,517
Hansae Co., Ltd.	2,164	28,250
Hansol Chemical Co., Ltd.	1,234	193,882
Hanssem Co., Ltd.	2,499	124,142
Hanwha Aerospace Co., Ltd.	13,517	506,992
Hanwha Corp.	6,452	128,454
Hanwha Investment & Securities Co., Ltd.	13,008	32,660
Hanwha Life Insurance Co., Ltd. (b)	31,079	53,258
Hanwha Solutions Corp. (b)	19,391	566,019
Hanwha Systems Co., Ltd.	37,056	398,129
Harim Holdings Co., Ltd.	12,382	80,201
HD Hyundai Co., Ltd.	6,839	312,875
HDC Holdings Co., Ltd.	4,125	21,063

See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
HDC Hyundai Development Co-Engineering & Construction Class E	6,351	$ 54,539
Helixmith Co., Ltd. (b)	3,526	56,486
Hite Jinro Co., Ltd.	4,760	112,914
HK inno N Corp.	3,166	92,781
HLB Life Science Co., Ltd. (b)	9,320	87,213
HLB, Inc. (b)	15,532	423,470
HMM Co., Ltd.	43,388	822,046
Hotel Shilla Co., Ltd.	5,093	279,283
Hugel, Inc. (b)	1,296	105,006
Huons Co., Ltd.	1,600	43,253
HYBE Co., Ltd. (b)	2,482	278,135
Hyosung Advanced Materials Corp.	422	123,668
Hyosung Chemical Corp. (b)	809	121,188
Hyosung Corp.	858	53,129
Hyosung Heavy Industries Corp. (b)	563	27,317
Hyosung TNC Corp.	406	107,254
Hyundai Autoever Corp.	998	86,472
Hyundai Bioscience Co., Ltd. (b)	4,204	70,909
Hyundai Construction Equipment Co., Ltd.	1,360	47,083
Hyundai Department Store Co., Ltd.	2,120	114,458
Hyundai Doosan Infracore Co., Ltd. (b)	22,092	92,560
Hyundai Electric & Energy System Co., Ltd. (b)	2,175	42,465
Hyundai Elevator Co., Ltd.	2,938	60,869
Hyundai Engineering & Construction Co., Ltd.	12,157	387,163
Hyundai Glovis Co., Ltd.	4,136	571,790
Hyundai Greenfood Co., Ltd.	5,265	31,588
Hyundai Heavy Industries Co., Ltd. (b)	2,880	317,190
Hyundai Home Shopping Network Corp.	629	24,513
Hyundai Marine & Fire Insurance Co., Ltd.	7,551	179,993
Hyundai Mipo Dockyard Co., Ltd. (b)	3,738	262,270
Hyundai Mobis Co., Ltd.	10,679	1,636,723
Hyundai Motor Co.	22,845	3,175,849
Hyundai Motor Co. Preference Shares (e)	5,461	368,441
Hyundai Motor Co. Preference Shares (e)	3,339	223,732
Hyundai Rotem Co., Ltd. (b)	11,024	176,601
Hyundai Steel Co.	13,095	323,744
Hyundai Wia Corp.	2,354	101,165
Il Dong Pharmaceutical Co., Ltd. (b)	2,600	61,776
Iljin Hysolus Co., Ltd. (b)	3,038	74,991
Iljin Materials Co., Ltd.	3,327	178,854
Security Description	Shares	Value
Ilyang Pharmaceutical Co., Ltd.	1,234	$ 21,099
Industrial Bank of Korea	47,306	350,496
Innocean Worldwide, Inc.	814	28,713
Innox Advanced Materials Co., Ltd.	3,006	76,979
Intellian Technologies, Inc.	1,615	74,506
iNtRON Biotechnology, Inc. (b)	5,323	36,651
IS Dongseo Co., Ltd.	3,285	98,671
ITM Semiconductor Co., Ltd.	206	4,926
JB Financial Group Co., Ltd.	11,582	65,564
Jeju Air Co., Ltd. (b)	2,324	28,728
Jin Air Co., Ltd. (b)	2,445	25,987
JR Global Reit	58,381	218,074
Jusung Engineering Co., Ltd.	4,388	57,114
JW Pharmaceutical Corp.	1,532	26,666
JYP Entertainment Corp.	4,449	165,330
Kakao Corp.	51,350	2,764,452
Kakao Games Corp. (b)	5,672	214,710
KakaoBank Corp. (b)	19,249	448,461
Kangwon Land, Inc. (b)	13,891	271,743
KB Financial Group, Inc.	64,977	2,409,614
KCC Corp.	576	127,542
KCC Glass Corp. (b)	1,162	43,271
KEPCO Engineering & Construction Co., Inc.	1,622	88,695
KEPCO Plant Service & Engineering Co., Ltd.	3,509	103,778
KG DONGBUSTEEL (c)	4,738	48,533
Kginicis Co., Ltd.	2,409	23,563
Kia Corp.	43,341	2,580,298
KIWOOM Securities Co., Ltd.	2,328	148,279
KMW Co., Ltd. (b)	2,663	53,326
Koh Young Technology, Inc.	7,925	86,062
Kolmar BNH Co., Ltd.	790	16,367
Kolmar Korea Co., Ltd.	1,275	37,462
Kolon Industries, Inc.	2,530	101,714
KoMiCo, Ltd.	1,382	49,973
Komipharm International Co., Ltd. (b)	4,676	25,678
Korea Aerospace Industries, Ltd.	30,189	1,250,900
Korea Electric Power Corp. (b)	40,357	700,901
Korea Electric Terminal Co., Ltd.	599	24,866
Korea Investment Holdings Co., Ltd.	7,122	338,438
Korea Line Corp. (b)	17,625	35,565
Korea Petrochemical Ind Co., Ltd.	507	47,834
Korea Real Estate Investment & Trust Co., Ltd.	40,468	53,141
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	6,866	496,548
Korea United Pharm, Inc.	955	16,255

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Korea Zinc Co., Ltd.	1,381	$ 518,513
Korean Air Lines Co., Ltd. (b)	28,054	544,486
Korean Reinsurance Co.	8,166	52,830
Krafton, Inc. (b)	3,967	669,110
KT&G Corp.	18,662	1,181,467
Kuk-il Paper Manufacturing Co., Ltd. (b)	9,131	17,792
Kumho Petrochemical Co., Ltd.	2,949	315,705
Kumho Tire Co., Inc. (b)	10,539	28,247
Kyung Dong Navien Co., Ltd.	1,463	45,409
L&C Bio Co., Ltd.	1,326	31,659
L&F Co., Ltd. (b)	3,860	624,307
LB Semicon, Inc. (c)	6,795	43,856
LEENO Industrial, Inc.	3,095	309,881
LegoChem Biosciences, Inc. (b)	2,417	78,091
LG Chem, Ltd.	8,121	3,227,384
LG Chem, Ltd. Preference Shares	1,042	193,008
LG Corp.	15,260	915,553
LG Display Co., Ltd.	38,257	428,712
LG Electronics, Inc.	17,159	1,166,928
LG Energy Solution, Ltd. (b)(c)	3,451	986,076
LG H&H Co., Ltd.	1,505	788,201
LG H&H Co., Ltd. Preference Shares	295	74,182
LG Hausys, Ltd.	1,772	57,934
LG Innotek Co., Ltd.	2,349	619,634
LG Uplus Corp. (b)	38,245	375,557
LIG Nex1 Co., Ltd.	4,497	248,679
Lock&Lock Co., Ltd. (b)	10,907	64,179
Lotte Chemical Corp.	2,819	390,804
Lotte Chilsung Beverage Co., Ltd.	412	55,530
LOTTE Fine Chemical Co., Ltd.	2,494	125,814
LOTTE Himart Co., Ltd.	1,139	14,738
LOTTE Reit Co., Ltd.	26,435	109,331
Lotte Rental Co., Ltd.	2,023	59,518
Lotte Shopping Co., Ltd.	1,360	108,934
Lotte Tour Development Co., Ltd. (b)	3,330	31,289
LS Corp.	2,772	135,782
LS Electric Co., Ltd.	1,393	61,797
Lutronic Corp.	5,808	76,715
LX Holdings Corp. (b)	5,008	35,331
Lx International Corp.	14,247	357,163
LX Semicon Co., Ltd.	2,737	201,944
Mando Corp.	5,035	184,392
Mcnex Co., Ltd.	1,909	45,799
MedPacto, Inc. (b)	1,173	20,869
Medytox, Inc. (b)	568	48,165
MegaStudyEdu Co., Ltd.	1,164	69,926
Meritz Financial Group, Inc.	5,854	116,548
Security Description	Shares	Value
Meritz Fire & Marine Insurance Co., Ltd.	8,340	$ 212,932
Meritz Securities Co., Ltd.	69,541	243,158
Mezzion Pharma Co., Ltd. (b)	2,889	36,713
Mirae Asset Securities Co., Ltd.	47,797	243,697
Myoung Shin Industrial Co., Ltd. (b)	1,283	16,551
Naturecell Co., Ltd. (b)	12,479	167,713
NAVER Corp.	21,501	3,974,307
NCSoft Corp.	2,662	716,550
Neowiz (b)	1,925	34,248
NEPES Corp. (b)	1,564	23,489
Netmarble Corp. (d)	3,351	177,822
Nexon Games Co. Ltd. (b)	6,243	74,047
NH Investment & Securities Co., Ltd.	20,508	142,943
NHN Corp. (b)	3,708	79,820
NHN KCP Corp. (b)	2,299	22,133
NICE Holdings Co., Ltd.	2,514	28,656
NICE Information Service Co., Ltd.	10,100	112,015
NKMax Co., Ltd. (b)	9,231	105,576
NongShim Co., Ltd.	521	107,338
OCI Co., Ltd.	2,871	317,305
Orion Corp/Republic of Korea	3,799	304,295
Orion Holdings Corp.	5,222	60,328
Oscotec, Inc. (b)	4,726	101,006
Ottogi Corp.	114	37,227
Pan Ocean Co., Ltd.	41,685	190,703
Paradise Co., Ltd. (b)	4,113	42,765
Park Systems Corp.	526	38,931
Partron Co., Ltd.	11,769	76,593
Pearl Abyss Corp. (b)(c)	4,665	183,596
People & Technology, Inc.	2,453	82,844
PharmaResearch Co., Ltd.	654	33,949
Pharmicell Co., Ltd. (b)	11,563	102,414
PI Advanced Materials Co., Ltd.	1,584	38,917
Poongsan Corp.	1,946	37,169
POSCO Chemtech Co., Ltd.	4,850	399,684
POSCO Holdings, Inc.	12,688	2,252,452
Posco ICT Co., Ltd.	6,124	24,715
Posco International Corp.	6,646	98,533
PSK, Inc.	1,165	33,378
RFHIC Corp.	1,320	21,858
S&S Tech Corp.	1,616	24,581
S&T Motiv Co., Ltd.	938	31,028
S-1 Corp.	3,092	152,885
Sam Chun Dang Pharm Co., Ltd. (b)	2,749	71,350
SAM KANG M&T Co., Ltd. (b)	5,577	99,221
Samsung Biologics Co., Ltd. (b)(d)	3,370	2,050,447
Samsung C&T Corp.	13,457	1,274,808
Samsung Electro-Mechanics Co., Ltd.	8,791	883,569

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co., Ltd. Preference Shares	134,429	$ 5,383,786
Samsung Electronics Co., Ltd.	785,577	34,486,976
Samsung Engineering Co., Ltd. (b)	26,286	436,278
Samsung Fire & Marine Insurance Co., Ltd.	4,820	746,165
Samsung Heavy Industries Co., Ltd. (b)	124,672	582,840
Samsung Life Insurance Co., Ltd.	12,935	623,638
Samsung SDI Co., Ltd.	9,049	3,707,693
Samsung SDS Co., Ltd.	5,430	543,669
Samsung Securities Co., Ltd.	9,821	253,013
Samwha Capacitor Co., Ltd.	848	25,700
Samyang Foods Co., Ltd.	591	46,200
Samyang Holdings Corp.	808	44,370
Sang-A Frontec Co., Ltd.	993	22,370
Sangsangin Co., Ltd.	7,698	50,573
SD Biosensor, Inc.	4,873	145,807
Seah Besteel Holdings Corp.	1,754	20,736
Sebang Global Battery Co., Ltd.	1,623	65,875
Seegene, Inc.	5,723	159,340
Seojin System Co., Ltd.	5,942	68,188
Seoul Semiconductor Co., Ltd.	9,084	73,461
Seoul Viosys Co., Ltd.	73	365
SFA Engineering Corp.	1,624	49,468
SFA Semicon Co., Ltd. (b)	9,437	36,632
SGC Energy Co., Ltd.	2,706	75,861
Shin Poong Pharmaceutical Co., Ltd. (b)	5,405	90,958
Shinhan Financial Group Co., Ltd.	75,176	2,145,156
Shinsegae International, Inc.	1,130	26,240
Shinsegae, Inc.	1,065	178,812
SillaJen, Inc. (b)(f)	6,523	30,394
SIMMTECH Co., Ltd.	6,354	180,823
SK Biopharmaceuticals Co., Ltd. (b)	4,369	252,032
SK Bioscience Co., Ltd. (b)	3,579	277,025
SK Chemicals Co., Ltd.	1,794	127,255
SK Discovery Co., Ltd.	2,244	60,403
SK Hynix, Inc.	89,812	6,294,587
SK IE Technology Co., Ltd. (b)(d)	3,749	283,254
SK Innovation Co., Ltd. (b)	8,970	1,326,433
SK Networks Co., Ltd.	13,470	43,572
SK Square Co., Ltd. (b)	14,877	447,433
SK Telecom Co., Ltd.	14,589	584,279
SK, Inc.	6,708	1,110,767
SKC Co., Ltd.	3,596	368,352
SL Corp.	1,756	42,466
SM Entertainment Co., Ltd.	2,553	124,071
S-Oil Corp.	7,023	562,532
Security Description	Shares	Value
SOLUM Co., Ltd. (b)	3,572	$ 53,371
Solus Advanced Materials Co, Ltd.	2,888	100,315
Soulbrain Co., Ltd.	458	80,637
ST Pharm Co., Ltd.	2,098	145,264
Suheung Co., Ltd.	2,578	64,927
Taihan Electric Wire Co., Ltd. (b)(c)	117,870	167,491
TES Co., Ltd.	1,592	24,216
TKG Huchems Co., Ltd.	1,984	30,179
Tokai Carbon Korea Co., Ltd.	499	43,236
TY Holdings Co., Ltd. (b)	1,741	25,209
Unid Co., Ltd.	1,167	86,644
UniTest, Inc. (b)	4,511	61,147
Value Added Technology Co., Ltd.	3,331	78,888
Vaxcell-Bio Therapeutics Co., Ltd. (b)	1,108	32,940
Vidente Co., Ltd. (b)	5,018	33,121
Webzen, Inc. (b)	4,173	59,137
Wemade Co., Ltd. (c)	2,666	118,475
WONIK IPS Co., Ltd.	5,486	125,911
Wonik QnC Corp.	1,915	40,707
Woori Financial Group, Inc.	79,778	743,464
Woori Technology Investment Co., Ltd. (b)	6,621	26,721
Wysiwyg Studios Co., Ltd. (b)	3,169	48,326
YG Entertainment, Inc.	2,609	88,715
Youngone Corp.	3,468	102,566
Yuanta Securities Korea Co., Ltd.	18,956	39,638
Yuhan Corp.	8,052	347,283
Yungjin Pharmaceutical Co., Ltd. (b)	22,295	62,245
Zinus, Inc.	865	32,511
		142,253,867
SPAIN — 1.5%
Acciona SA (c)	4,003	734,456
Acerinox SA (c)	24,297	234,606
ACS Actividades de Construccion y Servicios SA (c)	37,792	913,858
Aena SME SA (b)(d)	12,081	1,531,397
Almirall SA	11,031	122,012
Amadeus IT Group SA (b)	73,049	4,059,780
AmRest Holdings SE (b)	7,136	28,697
Applus Services SA	23,743	163,826
Atresmedia Corp. de Medios de Comunicacion SA	10,812	37,233
Audax Renovables SA (c)	41,904	49,767
Banco Bilbao Vizcaya Argentaria SA	1,081,199	4,894,935
Banco de Sabadell SA	883,060	702,182
Banco Santander SA	2,811,788	7,901,600
Bankinter SA	105,797	658,324
Befesa SA (d)	6,414	311,136

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CaixaBank SA	714,119	$ 2,476,391
Cellnex Telecom SA (d)	87,475	3,386,421
Cia de Distribucion Integral Logista Holdings SA	9,577	186,829
CIE Automotive SA (c)	7,659	189,608
Construcciones y Auxiliar de Ferrocarriles SA	3,468	101,880
ContourGlobal PLC (d)	21,412	65,400
Corp. Financiera Alba SA	3,061	166,726
Distribuidora Internacional de Alimentacion SA (b)(c)	3,493,966	47,486
Ebro Foods SA	11,588	195,046
EDP Renovaveis SA	46,726	1,100,095
eDreams ODIGEO SA (b)	11,015	59,651
Enagas SA (c)	40,358	888,991
Ence Energia y Celulosa SA	35,434	120,839
Endesa SA (c)	51,503	969,189
Faes Farma SA	47,020	190,729
Ferrovial SA	79,032	1,998,674
Fluidra SA (c)	13,805	279,123
Gestamp Automocion SA (d)	33,976	117,359
Global Dominion Access SA (d)	10,388	45,124
Grenergy Renovables SA (b)	1,485	52,598
Grifols SA (b)(c)	48,368	911,964
Grupo Catalana Occidente SA	6,786	211,059
Iberdrola SA	944,520	9,771,789
Indra Sistemas SA (b)	20,777	198,207
Industria de Diseno Textil SA	176,878	3,992,360
Inmobiliaria Colonial Socimi SA REIT	46,576	297,270
Laboratorios Farmaceuticos Rovi SA	2,832	172,906
Lar Espana Real Estate Socimi SA REIT	11,653	57,746
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (c)	102,412	134,690
Mapfre SA	169,029	297,229
Mediaset Espana Comunicacion SA (b)	30,205	123,848
Melia Hotels International SA (b)	19,010	120,337
Merlin Properties Socimi SA REIT	55,292	532,095
Miquel y Costas & Miquel SA	5,388	73,228
Naturgy Energy Group SA (c)	42,917	1,232,512
Neinor Homes SA (d)	7,187	89,863
Pharma Mar SA (b)(c)	2,303	162,036
Prosegur Cash SA (c)(d)	40,918	26,608
Prosegur Cia de Seguridad SA	36,398	64,080
Red Electrica Corp. SA (c)	70,189	1,322,658
Repsol SA	235,284	3,455,986
Sacyr SA (c)	67,228	161,230
Security Description	Shares	Value
Siemens Gamesa Renewable Energy SA (b)	37,386	$ 700,016
Solaria Energia y Medio Ambiente SA (b)	11,757	248,900
Soltec Power Holdings SA (b)(c)	9,892	40,849
Talgo SA (c)(d)	13,014	43,606
Tecnicas Reunidas SA (b)(c)	8,804	64,889
Telefonica SA (c)	881,998	4,483,178
Unicaja Banco SA (d)	219,193	213,916
Viscofan SA	6,409	351,765
		64,538,788
SWEDEN — 2.1%
AAK AB	28,411	462,732
AcadeMedia AB (d)	15,147	67,373
AddLife AB Class B	18,035	270,330
AddTech AB Class B	41,916	545,660
AFRY AB	15,012	205,680
Alfa Laval AB	50,444	1,213,917
Alimak Group AB (d)	6,075	45,885
Ambea AB (d)	8,959	40,916
Arjo AB Class B	34,989	220,913
Assa Abloy AB Class B	165,286	3,504,952
Atlas Copco AB Class A	445,028	4,150,450
Atlas Copco AB Class B	252,804	2,110,277
Atrium Ljungberg AB Class B	8,905	116,446
Attendo AB (b)(d)	18,258	39,340
Avanza Bank Holding AB	19,579	327,960
Axfood AB (c)	18,129	520,655
Beijer Alma AB	6,867	112,848
Beijer Ref AB	40,431	551,974
Betsson AB Class B	15,247	92,041
BHG Group AB (b)	19,664	62,212
BICO Group AB (b)(c)	5,558	48,120
Bilia AB Class A	10,517	151,175
BillerudKorsnas AB (c)	40,633	473,247
BillerudKorsnas AB (b)(c)	6,009	70,367
BioArctic AB (b)(d)	4,185	31,630
BioGaia AB Class B	12,965	130,872
Biotage AB	10,569	186,680
Boliden AB (b)	43,857	1,392,439
Bonava AB Class B	9,858	28,571
Boozt AB (b)(c)(d)	10,974	72,286
Bravida Holding AB (d)	32,790	285,105
Bufab AB	6,983	180,582
Bure Equity AB	8,361	166,610
Calliditas Therapeutics AB Class B (b)(c)	2,965	26,721
Camurus AB (b)	6,510	123,499
Cary Group AB (b)	12,745	78,790
Castellum AB (c)	42,803	549,062
Catena AB	4,654	168,586
Cellavision AB	1,868	61,614
Cibus Nordic Real Estate AB	6,949	107,076
Cint Group AB (b)	22,087	122,749
Clas Ohlson AB Class B	7,371	76,102

See accompanying notes to financial statements.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Cloetta AB Class B	28,896	$ 59,104
Collector AB (b)	28,130	85,153
Coor Service Management Holding AB (d)	14,679	114,955
Corem Property Group AB Class B (c)	91,489	102,494
Creades AB Class A	6,464	48,823
Dios Fastigheter AB	13,711	95,065
Dometic Group AB (d)	50,531	295,866
Duni AB (b)	3,551	28,277
Dustin Group AB (d)	12,433	71,098
Electrolux AB Class B	36,692	492,908
Electrolux Professional AB Class B	38,519	206,740
Elekta AB Class B (c)	59,102	407,532
Embracer Group AB (b)(c)	102,917	783,272
Epiroc AB Class A	106,040	1,634,465
Epiroc AB Class B	62,532	843,328
EQT AB	48,147	983,858
Essity AB Class B	101,625	2,648,871
Evolution AB (d)	30,482	2,766,683
Fabege AB	41,748	393,468
Fagerhult AB	9,751	43,248
Fastighets AB Balder Class B (b)	102,192	488,751
Fingerprint Cards AB Class B (b)(c)	36,935	32,237
Fortnox AB	78,217	358,745
GARO AB	3,472	44,114
Getinge AB Class B	37,413	863,090
Granges AB	17,145	127,993
H & M Hennes & Mauritz AB Class B (c)	117,691	1,403,003
Hemnet Group AB	5,800	71,146
Hexagon AB Class B	320,979	3,328,066
Hexatronic Group AB	24,240	180,249
Hexpol AB	42,119	357,794
HMS Networks AB	3,854	164,203
Holmen AB Class B	15,129	612,548
Hufvudstaden AB Class A	17,522	193,218
Humble Group AB (b)	18,881	26,680
Husqvarna AB Class B	67,796	497,782
Industrivarden AB Class A	21,068	473,277
Industrivarden AB Class C	26,231	582,348
Indutrade AB	44,039	801,713
Instalco AB (c)	32,669	134,854
Intrum AB	10,843	206,493
Investment AB Latour Class B	23,938	472,574
Investment AB Oresund	3,443	33,800
Investor AB Class A	83,216	1,491,365
Investor AB Class B	301,487	4,947,995
INVISIO AB	6,465	93,120
Inwido AB	8,414	92,619
JM AB	8,384	138,514
Karo Pharma AB (b)	17,994	88,149
K-fast Holding AB (b)	7,303	14,453
Security Description	Shares	Value
Kinnevik AB Class B (b)	39,052	$ 628,039
KNOW IT AB	4,570	127,368
L E Lundbergforetagen AB Class B	12,017	487,721
LeoVegas AB (d)	19,551	115,428
Lifco AB Class B	37,594	602,574
Lime Technologies AB	1,258	27,523
Lindab International AB	12,715	184,011
Loomis AB	12,140	294,751
Lundin Energy AB (c)	33,022	22,525
Lundin Energy Mergerco AB (c)	33,022	1,343,638
Mekonomen AB	8,779	94,238
MIPS AB	4,306	187,537
Modern Times Group MTG AB Class B (c)	15,662	125,557
Munters Group AB (d)	20,823	119,991
Mycronic AB (c)	11,517	161,729
NCC AB Class B	12,107	121,573
New Wave Group AB Class B	6,356	84,417
Nibe Industrier AB Class B	244,163	1,829,900
Nobia AB	16,815	44,961
Nolato AB Class B	33,273	178,583
Nordnet AB publ	22,232	290,066
Note AB (b)	2,802	52,882
Nyfosa AB	29,552	220,615
OX2 AB (b)(c)	11,036	83,895
Pandox AB (b)	13,848	155,002
Paradox Interactive AB	5,166	89,962
Peab AB Class B	29,673	173,161
Platzer Fastigheter Holding AB Class B	9,670	62,470
PowerCell Sweden AB (b)	7,359	97,379
Ratos AB Class B	39,105	166,076
Re:NewCell AB (b)(c)	2,448	23,005
Resurs Holding AB (d)	16,411	32,494
Rvrc Holding AB	5,335	21,647
Saab AB Class B	12,967	534,756
Sagax AB Class B	30,665	564,678
Samhallsbyggnadsbolaget i Norden AB (c)	170,381	283,237
Samhallsbyggnadsbolaget i Norden AB Class D (c)	18,356	27,926
Sandvik AB	184,108	2,979,713
SAS AB (b)(c)	458,640	28,976
Scandic Hotels Group AB (b)(d)	24,676	95,069
Sdiptech AB Class B (b)	4,839	111,727
Sectra AB Class B	20,742	278,115
Securitas AB Class B	49,402	424,820
Sedana Medical AB (b)(c)	8,147	21,466
Skandinaviska Enskilda Banken AB Class A (c)	268,389	2,629,570
Skanska AB Class B	56,336	862,022
SKF AB Class B	63,804	937,067
SkiStar AB	6,323	85,521
SSAB AB Class A	51,377	223,960

See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SSAB AB Class B	105,219	$ 434,536
Stillfront Group AB (b)	109,706	241,629
Storskogen Group AB Class B (c)	222,490	314,170
Storytel AB (b)(c)	6,381	30,444
Surgical Science Sweden AB (b)	5,185	77,314
Svenska Cellulosa AB SCA Class B	98,128	1,463,196
Svenska Handelsbanken AB Class A	236,237	2,015,325
Svolder AB Class B	10,452	53,171
Sweco AB Class B	34,082	353,545
Swedbank AB Class A	149,341	1,884,360
SwedenCare AB (c)	13,025	110,353
Swedish Match AB	255,902	2,602,122
Swedish Orphan Biovitrum AB (b)	27,352	590,419
Synsam AB	7,200	41,876
Tele2 AB Class B	90,309	1,026,699
Telefonaktiebolaget LM Ericsson Class B	481,327	3,582,451
Telia Co. AB	431,037	1,648,031
Thule Group AB (c)(d)	16,835	412,850
Trelleborg AB Class B	39,120	786,798
Troax Group AB	7,112	122,843
Truecaller AB Class B (b)	10,542	50,470
Vestum AB (b)	24,617	37,163
Viaplay Group AB Class B (b)	11,864	243,013
Vimian Group AB (b)(c)	20,564	98,451
Vitec Software Group AB Class B	4,517	195,448
Vitrolife AB	10,484	240,631
VNV Global AB (b)	11,000	25,827
Volati AB	2,680	33,214
Volvo AB Class A	33,110	531,833
Volvo AB Class B	250,277	3,868,188
Volvo Car AB Class B (b)(c)	96,493	639,934
Wallenstam AB Class B	57,524	251,205
Wihlborgs Fastigheter AB	44,366	309,775
XANO Industri AB Class B	2,000	24,865
Xvivo Perfusion AB (b)	4,152	86,910
		92,388,945
SWITZERLAND — 3.5%
ABB, Ltd.	271,078	7,209,115
Adecco Group AG (b)	25,833	875,356
Alcon, Inc.	82,639	5,755,856
Allreal Holding AG	2,469	406,965
ALSO Holding AG	1,176	231,183
APG SGA SA	139	25,554
Arbonia AG	9,785	130,419
Aryzta AG (b)	127,469	141,270
Autoneum Holding AG (c)	289	27,320
Bachem Holding AG Class B	5,345	370,440
Baloise Holding AG	7,182	1,169,555
Security Description	Shares	Value
Banque Cantonale Vaudoise (c)	4,858	$ 380,074
Barry Callebaut AG	586	1,303,786
Basilea Pharmaceutica AG (b)(c)	1,356	54,673
Belimo Holding AG	1,587	556,988
Bell Food Group AG	471	124,226
BKW AG	3,406	354,706
Bobst Group SA	1,422	91,200
Bossard Holding AG Class A	975	188,207
Bucher Industries AG	1,074	372,453
Burckhardt Compression Holding AG	438	183,234
Burkhalter Holding AG	433	34,012
Bystronic AG	232	168,181
Cembra Money Bank AG (c)	4,329	308,391
Chocoladefabriken Lindt & Spruengli AG (e)	180	1,825,665
Chocoladefabriken Lindt & Spruengli AG (e)	18	1,882,070
Cie Financiere Richemont SA Class A	86,083	9,140,165
Clariant AG	34,059	646,778
Coltene Holding AG	945	81,238
Comet Holding AG	1,018	159,928
Credit Suisse Group AG (b)	426,979	2,417,325
Daetwyler Holding AG Bearer Shares	1,529	314,951
DKSH Holding AG	5,769	474,850
dormakaba Holding AG	543	236,235
Dottikon Es Holding AG (b)	400	85,653
Dufry AG (b)	11,714	377,599
EFG International AG	13,125	96,242
Emmi AG	354	343,887
EMS-Chemie Holding AG	1,132	840,117
Flughafen Zurich AG (b)	3,377	509,010
Forbo Holding AG	192	255,104
Galenica AG (d)	7,623	583,659
Geberit AG	5,779	2,769,525
Georg Fischer AG	12,620	619,037
Givaudan SA	1,528	5,358,015
Gurit Holding AG Class BR (c)	850	90,030
Helvetia Holding AG	5,881	686,173
Holcim AG (b)(e)	83,576	3,566,177
Holcim AG (b)(e)	8,321	356,667
Huber + Suhner AG	2,858	227,482
Idorsia, Ltd. (b)(c)	18,148	258,756
Implenia AG (b)	1,966	44,871
Inficon Holding AG	249	195,590
Interroll Holding AG	92	205,651
Intershop Holding AG	240	154,677
IWG PLC (b)	131,265	298,265
Julius Baer Group, Ltd. (b)	35,535	1,634,681
Kardex Holding AG	1,062	175,937
Komax Holding AG	565	138,100

See accompanying notes to financial statements.
143

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kuehne + Nagel International AG	9,102	$ 2,148,694
Landis+Gyr Group AG (c)	4,733	247,440
LEM Holding SA	117	222,915
Leonteq AG	1,998	110,612
Logitech International SA (c)	27,884	1,452,525
Lonza Group AG	12,303	6,541,210
Medacta Group SA (d)	1,306	124,277
Medartis Holding AG (b)(d)	947	86,950
Mediclinic International PLC (b)	78,189	434,711
Medmix AG (d)	7,663	169,213
Metall Zug AG Class B	20	39,902
Meyer Burger Technology AG (b)(c)	475,083	200,782
Mobilezone Holding AG	8,564	149,032
Mobimo Holding AG	1,131	274,082
Molecular Partners AG (b)(c)	5,131	35,320
Novartis AG	360,063	30,407,995
OC Oerlikon Corp. AG	26,781	185,888
Orior AG	1,109	92,441
Partners Group Holding AG	3,772	3,389,225
Peach Property Group AG	938	34,635
PSP Swiss Property AG	7,310	810,907
Rieter Holding AG	687	78,650
Schindler Holding AG (e)	6,513	1,184,429
Schindler Holding AG (e)	3,779	677,366
Schweiter Technologies AG Bearer Shares	187	176,970
Sensirion Holding AG (b)(d)	1,199	121,234
SFS Group AG	2,801	282,338
SGS SA	1,025	2,339,400
Siegfried Holding AG	670	426,908
SIG Group AG	51,648	1,134,006
Sika AG	24,051	5,526,944
Sonova Holding AG	8,649	2,746,431
St Galler Kantonalbank AG	651	298,521
Stadler Rail AG (c)	8,340	270,581
Straumann Holding AG	17,939	2,148,333
Sulzer AG (c)	2,810	174,056
Swatch Group AG Bearer Shares (e)	4,755	1,124,988
Swatch Group AG (e)	8,168	362,093
Swiss Life Holding AG	5,079	2,466,950
Swiss Prime Site AG (b)	12,227	1,069,631
Swiss Steel Holding AG (b)	113,731	28,274
Swisscom AG	4,172	2,298,337
Swissquote Group Holding SA	1,366	138,191
Tecan Group AG	2,044	591,839
Temenos AG	11,249	959,047
TX Group AG	274	32,914
u-blox Holding AG (b)	976	98,584
UBS Group AG	579,859	9,321,596
Valiant Holding AG	2,833	248,278
Valora Holding AG	827	142,707
VAT Group AG (b)(d)	4,381	1,041,537
Security Description	Shares	Value
Vetropack Holding AG	2,150	$ 88,708
Vifor Pharma AG (b)	15,154	2,619,718
Vontobel Holding AG	4,700	329,420
V-ZUG Holding AG (b)	233	21,661
Ypsomed Holding AG	369	49,953
Zehnder Group AG	1,784	105,286
Zur Rose Group AG (b)(c)	1,676	125,435
Zurich Insurance Group AG	24,793	10,752,654
		156,275,998
TAIWAN — 4.2%
AcBel Polytech, Inc.	136,000	131,730
Accton Technology Corp.	85,000	681,807
Acer, Inc.	493,000	359,800
Actron Technology Corp.	7,000	35,667
ADATA Technology Co., Ltd.	43,000	86,915
Adimmune Corp.	103,000	135,447
Advanced Ceramic X Corp.	15,000	92,825
Advanced Energy Solution Holding Co., Ltd.	4,000	130,358
Advanced Wireless Semiconductor Co.	14,000	40,022
Advantech Co., Ltd.	68,514	797,277
Alchip Technologies, Ltd.	13,000	303,429
Allied Supreme Corp.	6,000	50,549
Amazing Microelectronic Corp.	10,000	38,004
AmTRAN Technology Co., Ltd.	177,473	75,505
Andes Technology Corp.	4,000	33,834
AP Memory Technology Corp.	11,000	77,320
Apex International Co., Ltd.	15,000	34,961
Arcadyan Technology Corp. (b)	25,487	102,862
Ardentec Corp.	43,000	51,918
ASE Technology Holding Co., Ltd.	549,325	1,411,486
Asia Cement Corp.	366,000	539,149
Asia Optical Co., Inc.	27,000	56,028
Asia Pacific Telecom Co., Ltd. (b)	482,000	118,338
Asia Polymer Corp.	43,860	41,598
Asia Vital Components Co., Ltd.	55,000	172,213
ASMedia Technology, Inc.	4,000	149,999
ASPEED Technology, Inc.	4,400	281,164
ASROCK, Inc.	6,000	21,995
Asustek Computer, Inc.	113,000	1,180,033
AUO Corp.	1,320,000	723,628
AURAS Technology Co., Ltd.	7,000	37,433
Aurora Corp.	4,000	11,744
BES Engineering Corp.	141,000	41,067
Bizlink Holding, Inc.	19,000	197,135
Brighton-Best International Taiwan, Inc.	68,000	80,387
Capital Securities Corp.	222,000	104,529

See accompanying notes to financial statements.
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Career Technology MFG. Co., Ltd.	61,200	$ 45,591
Catcher Technology Co., Ltd.	115,000	640,103
Cathay Financial Holding Co., Ltd.	1,299,523	2,224,619
Cathay Real Estate Development Co., Ltd.	63,000	36,762
Center Laboratories, Inc.	75,891	153,653
Century Iron & Steel Industrial Co., Ltd.	24,000	89,192
Chailease Holding Co., Ltd.	220,008	1,542,760
Chang Hwa Commercial Bank, Ltd.	765,915	446,924
Chang Wah Electromaterials, Inc.	39,000	43,744
Chang Wah Technology Co., Ltd.	62,000	156,806
Charoen Pokphand Enterprise	35,000	95,229
Cheng Loong Corp.	121,000	106,010
Cheng Shin Rubber Industry Co., Ltd.	312,000	371,460
Cheng Uei Precision Industry Co., Ltd.	59,000	65,581
Chia Hsin Cement Corp.	126,000	76,701
Chicony Electronics Co., Ltd.	89,491	223,024
Chicony Power Technology Co., Ltd.	16,000	37,614
China Airlines, Ltd. (b)	434,000	343,014
China Bills Finance Corp.	81,000	45,630
China Development Financial Holding Corp.	2,544,908	1,258,182
China General Plastics Corp.	144,427	148,636
China Man-Made Fiber Corp.	277,680	74,245
China Metal Products	76,000	81,410
China Motor Corp.	26,000	54,302
China Petrochemical Development Corp.	734,221	237,057
China Steel Chemical Corp.	20,000	78,363
China Steel Corp.	1,901,000	1,818,940
Chin-Poon Industrial Co., Ltd.	91,000	89,520
Chipbond Technology Corp.	91,000	181,489
ChipMOS Techinologies, Inc.	67,000	83,261
Chong Hong Construction Co., Ltd.	18,000	44,374
Chroma ATE, Inc.	62,000	319,034
Chun Yuan Steel Industry Co., Ltd.	61,000	32,825
Chung Hung Steel Corp.	220,000	198,665
Chung Hwa Pulp Corp. (b)	235,000	147,006
Chung-Hsin Electric & Machinery Manufacturing Corp.	61,000	113,041
Chunghwa Precision Test Tech Co., Ltd.	3,000	41,166
Chunghwa Telecom Co., Ltd.	625,000	2,564,448
Cleanaway Co., Ltd.	14,000	81,222
Clevo Co.	43,000	45,193
Security Description	Shares	Value
Compal Electronics, Inc.	674,000	$ 515,698
Compeq Manufacturing Co., Ltd.	146,000	213,106
Continental Holdings Corp.	110,000	96,558
Coretronic Corp.	42,000	70,910
Co-Tech Development Corp.	25,000	38,046
CSBC Corp. Taiwan (b)	62,000	37,325
CTBC Financial Holding Co., Ltd.	2,984,009	2,518,998
CTCI Corp.	72,000	108,726
Cub Elecparts, Inc.	6,000	26,334
Darfon Electronics Corp.	24,000	32,650
Delta Electronics, Inc.	320,630	2,388,536
Dynapack International Technology Corp.	16,000	38,368
E Ink Holdings, Inc.	138,000	874,872
E.Sun Financial Holding Co., Ltd.	1,938,826	1,890,997
Eclat Textile Co., Ltd.	31,182	435,742
EirGenix, Inc. (b)	35,000	105,353
Elan Microelectronics Corp.	44,000	206,434
Elite Material Co., Ltd.	54,000	324,180
Elite Semiconductor Microelectronics Technology, Inc.	103,000	307,613
eMemory Technology, Inc.	11,000	382,901
Ennoconn Corp.	6,233	44,861
ENNOSTAR, Inc.	106,000	180,746
Episil Technologies, Inc. (b)	51,579	194,288
Episil-Precision, Inc.	13,113	36,957
Eternal Materials Co., Ltd.	120,000	130,560
Etron Technology, Inc. (b)	39,000	72,141
Eva Airways Corp. (b)	372,121	396,106
Ever Supreme Bio Technology Co., Ltd.	3,300	19,423
Evergreen International Storage & Transport Corp.	59,000	56,751
Evergreen Marine Corp. Taiwan, Ltd.	420,683	1,196,959
EVERGREEN Steel Corp.	24,000	48,672
Everlight Chemical Industrial Corp.	57,000	36,807
Everlight Electronics Co., Ltd.	90,000	124,859
Far Eastern Department Stores, Ltd.	98,000	65,919
Far Eastern International Bank	311,576	117,888
Far Eastern New Century Corp.	497,620	532,205
Far EasTone Telecommunications Co., Ltd.	263,000	739,462
Faraday Technology Corp.	37,000	237,678
Farglory Land Development Co., Ltd.	25,000	52,634
Feng Hsin Steel Co., Ltd.	60,000	138,026
Feng TAY Enterprise Co., Ltd.	65,560	386,964

See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
First Financial Holding Co., Ltd.	1,665,908	$ 1,467,933
Fitipower Integrated Technology, Inc.	26,992	122,553
FLEXium Interconnect, Inc.	48,000	139,802
FocalTech Systems Co., Ltd.	43,000	130,156
Formosa Advanced Technologies Co., Ltd.	14,000	18,646
Formosa Chemicals & Fibre Corp.	566,000	1,421,972
Formosa International Hotels Corp.	16,000	89,327
Formosa Petrochemical Corp.	189,000	596,237
Formosa Plastics Corp.	669,000	2,441,236
Formosa Sumco Technology Corp.	8,000	47,489
Formosa Taffeta Co., Ltd.	154,000	138,030
Foxconn Technology Co., Ltd.	131,180	217,505
Foxsemicon Integrated Technology, Inc.	19,000	114,063
Fubon Financial Holding Co., Ltd.	1,216,292	2,446,206
Fulgent Sun International Holding Co., Ltd.	21,000	122,185
Fusheng Precision Co., Ltd.	9,000	57,814
General Interface Solution Holding, Ltd.	29,000	74,613
Genesys Logic, Inc.	13,000	65,145
Genius Electronic Optical Co., Ltd.	11,396	140,469
Getac Holdings Corp.	81,000	109,921
Giant Manufacturing Co., Ltd.	46,000	371,298
Gigabyte Technology Co., Ltd.	88,000	262,519
Global Brands Manufacture, Ltd.	72,000	69,255
Global Mixed Mode Technology, Inc.	7,000	35,785
Global Unichip Corp.	18,000	291,187
Globalwafers Co., Ltd.	35,000	533,237
Gold Circuit Electronics, Ltd.	55,000	140,767
Goldsun Building Materials Co., Ltd.	181,715	139,341
Gourmet Master Co., Ltd.	30,000	111,490
Grand Pacific Petrochemical	177,000	135,130
Grape King Bio, Ltd.	29,000	130,207
Great Tree Pharmacy Co., Ltd.	6,000	59,327
Great Wall Enterprise Co., Ltd.	82,560	132,030
Greatek Electronics, Inc.	75,000	157,398
Gudeng Precision Industrial Co., Ltd.	5,375	38,685
Hannstar Board Corp.	33,000	35,127
HannStar Display Corp.	325,000	110,944
Highwealth Construction Corp.	112,190	170,548
Security Description	Shares	Value
Hiwin Technologies Corp.	39,819	$ 319,398
Holtek Semiconductor, Inc.	33,000	95,226
Holy Stone Enterprise Co., Ltd.	18,000	60,235
Hon Hai Precision Industry Co., Ltd.	2,052,320	7,523,597
Hota Industrial Manufacturing Co., Ltd.	26,841	55,246
Hotai Finance Co., Ltd.	18,000	60,840
Hotai Motor Co., Ltd.	48,000	978,290
Hsin Kuang Steel Co., Ltd.	28,000	37,338
HTC Corp. (b)	120,000	197,353
Hua Nan Financial Holdings Co., Ltd.	1,377,687	1,047,160
Huaku Development Co., Ltd.	35,000	104,529
IBF Financial Holdings Co., Ltd.	409,483	200,379
Innodisk Corp.	7,000	38,257
Innolux Corp.	1,627,000	662,105
International CSRC Investment Holdings Co.	70,000	45,555
International Games System Co., Ltd.	9,000	225,806
Inventec Corp.	466,000	394,165
ITE Technology, Inc.	18,000	48,249
ITEQ Corp.	36,188	87,386
Jentech Precision Industrial Co., Ltd.	10,000	112,499
Kenda Rubber Industrial Co., Ltd.	56,000	65,166
Kerry TJ Logistics Co., Ltd.	23,000	31,019
Kindom Development Co., Ltd.	36,300	39,800
King Slide Works Co., Ltd.	10,000	137,219
King Yuan Electronics Co., Ltd.	152,000	204,483
King's Town Bank Co., Ltd.	220,000	261,927
Kinik Co.	16,000	78,565
Kinpo Electronics	141,000	61,885
Kinsus Interconnect Technology Corp.	49,000	234,836
KMC Kuei Meng International, Inc.	6,000	33,397
Kung Long Batteries Industrial Co., Ltd.	19,000	86,586
Land Mark Optoelectronics Corp.	8,000	31,211
Largan Precision Co., Ltd.	16,000	928,246
Lien Hwa Industrial Holdings Corp.	153,560	289,731
Lite-On Technology Corp.	338,419	659,003
Longchen Paper & Packaging Co., Ltd.	75,000	42,376
Lotes Co., Ltd.	13,000	292,061
Lotus Pharmaceutical Co., Ltd.	26,000	134,226
Macronix International Co., Ltd.	316,000	377,285

See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Makalot Industrial Co., Ltd.	44,077	$ 209,019
Marketech International Corp.	10,000	37,332
MediaTek, Inc.	250,000	5,473,624
Medigen Vaccine Biologics Corp. (b)	25,655	176,880
Mega Financial Holding Co., Ltd.	1,752,601	2,080,711
Mercuries Life Insurance Co., Ltd. (b)	440,402	105,755
Merida Industry Co., Ltd.	41,000	352,313
Merry Electronics Co., Ltd.	23,491	60,755
Microbio Co., Ltd.	35,142	66,423
Micro-Star International Co., Ltd.	112,000	427,531
Mitac Holdings Corp.	125,160	115,548
momo.com, Inc.	10,200	218,864
Namchow Holdings Co., Ltd.	43,000	66,090
Nan Kang Rubber Tire Co., Ltd. (b)	67,000	86,078
Nan Ya Plastics Corp.	830,000	2,316,915
Nan Ya Printed Circuit Board Corp.	36,000	315,402
Nantex Industry Co., Ltd.	69,000	98,742
Nanya Technology Corp.	190,000	315,671
Nien Made Enterprise Co., Ltd.	26,000	256,209
Novatek Microelectronics Corp.	92,000	934,434
Nuvoton Technology Corp.	30,000	137,219
O-Bank Co., Ltd.	312,000	91,291
OBI Pharma, Inc. (b)	27,467	90,068
Oneness Biotech Co., Ltd. (b)	36,000	212,488
Oriental Union Chemical Corp. (b)	62,000	38,993
Pan Jit International, Inc.	62,000	131,367
Pan-International Industrial Corp.	108,000	135,120
PChome Online, Inc.	17,000	39,393
Pegatron Corp.	323,000	619,201
Pegavision Corp.	3,000	42,175
Phison Electronics Corp.	25,000	227,857
Pixart Imaging, Inc.	30,000	97,567
Pou Chen Corp.	366,000	363,126
Powerchip Semiconductor Manufacturing Corp.	436,000	588,010
Powertech Technology, Inc.	116,000	342,536
Poya International Co., Ltd.	6,180	65,679
President Chain Store Corp.	94,000	861,486
President Securities Corp.	86,320	54,288
Primax Electronics, Ltd.	87,000	180,826
Prince Housing & Development Corp.	113,000	45,225
Qisda Corp.	262,000	252,453
Quanta Computer, Inc.	434,000	1,164,787
Radiant Opto-Electronics Corp.	62,000	180,994
Security Description	Shares	Value
Raydium Semiconductor Corp.	9,000	$ 105,184
RDC Semiconductor Co., Ltd. (b)	7,000	77,102
Realtek Semiconductor Corp.	75,000	915,634
Rexon Industrial Corp., Ltd.	15,000	13,520
RichWave Technology Corp.	12,600	66,955
Ruentex Development Co., Ltd.	186,457	460,287
Ruentex Industries, Ltd.	61,620	160,819
Run Long Construction Co., Ltd.	21,200	47,842
Sanyang Motor Co., Ltd.	55,000	65,204
SDI Corp.	35,000	153,615
Sensortek Technology Corp.	2,000	18,397
Sercomm Corp.	27,000	73,644
Sesoda Corp.	26,000	39,612
Shanghai Commercial & Savings Bank, Ltd.	575,649	1,028,031
Shihlin Paper Corp. (b)	42,000	80,091
Shin Kong Financial Holding Co., Ltd.	2,149,889	633,394
Shin Zu Shing Co., Ltd.	18,742	51,498
Shinkong Insurance Co., Ltd.	53,000	92,512
Shinkong Synthetic Fibers Corp.	122,000	74,472
Shiny Chemical Industrial Co., Ltd.	13,750	69,597
Sigurd Microelectronics Corp.	67,078	117,085
Simplo Technology Co., Ltd.	25,000	213,984
Sinbon Electronics Co., Ltd.	37,000	316,074
Sincere Navigation Corp.	89,000	61,062
Sino-American Silicon Products, Inc.	84,000	398,339
SinoPac Financial Holdings Co., Ltd.	1,603,281	905,885
Sinyi Realty, Inc.	36,000	36,868
Sitronix Technology Corp.	16,000	107,623
Soft-World International Corp.	32,000	82,869
Solar Applied Materials Technology Corp.	100,205	137,837
Sonix Technology Co., Ltd.	17,000	38,307
Sporton International, Inc.	19,550	115,064
St Shine Optical Co., Ltd.	6,000	53,071
Standard Foods Corp.	51,417	80,497
Sunny Friend Environmental Technology Co., Ltd.	8,000	53,139
Sunplus Technology Co., Ltd.	58,000	60,178
Supreme Electronics Co., Ltd. (b)	134,893	190,770
Synnex Technology International Corp.	223,550	399,982
Systex Corp.	16,000	38,368
T3EX Global Holdings Corp.	13,000	37,688
TA Chen Stainless Pipe	241,408	274,830
Ta Ya Electric Wire & Cable	89,000	77,525

See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Taichung Commercial Bank Co., Ltd.	401,856	$ 183,132
TaiDoc Technology Corp.	5,000	32,539
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	72,040
TaiMed Biologics, Inc. (b)	47,000	98,004
Tainan Spinning Co., Ltd.	115,000	74,260
Taishin Financial Holding Co., Ltd.	1,654,175	906,824
Taiwan Business Bank	876,481	340,470
Taiwan Cement Corp.	891,504	1,184,334
Taiwan Cogeneration Corp.	192,000	242,474
Taiwan Cooperative Financial Holding Co., Ltd.	1,528,905	1,380,635
Taiwan Fertilizer Co., Ltd.	111,000	238,549
Taiwan Glass Industry Corp.	164,000	98,455
Taiwan High Speed Rail Corp.	360,000	339,617
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	258,500
Taiwan Mask Corp.	23,000	56,391
Taiwan Mobile Co., Ltd.	294,000	1,067,886
Taiwan Paiho, Ltd.	32,000	74,044
Taiwan Secom Co., Ltd.	50,000	170,683
Taiwan Semiconductor Co., Ltd.	23,000	54,999
Taiwan Semiconductor Manufacturing Co., Ltd.	4,052,000	64,867,977
Taiwan Shin Kong Security Co., Ltd.	33,000	44,394
Taiwan Surface Mounting Technology Corp.	30,000	91,210
Taiwan TEA Corp. (b)	240,000	156,187
Taiwan Union Technology Corp.	35,000	65,801
Taiwan-Asia Semiconductor Corp.	53,000	76,113
Tanvex BioPharma, Inc. (b)	16,536	37,428
Tatung Co., Ltd. (b)	283,000	322,656
TCI Co., Ltd.	24,000	124,708
Teco Electric and Machinery Co., Ltd.	246,000	246,964
Test Research, Inc.	44,000	88,345
Thinking Electronic Industrial Co., Ltd.	26,000	108,867
Ton Yi Industrial Corp.	184,000	90,349
Tong Hsing Electronic Industries, Ltd.	34,599	233,891
Tong Yang Industry Co., Ltd.	58,000	96,265
Topco Scientific Co., Ltd.	38,000	176,367
Topkey Corp.	8,000	34,574
TPK Holding Co., Ltd.	77,000	89,732
Transcend Information, Inc.	21,000	48,804
Tripod Technology Corp.	63,000	236,249
TSEC Corp. (b)	40,000	43,722
TSRC Corp.	58,000	57,837
TTY Biopharm Co., Ltd.	22,000	53,125
Security Description	Shares	Value
Tung Ho Steel Enterprise Corp.	70,560	$ 123,163
Tung Thih Electronic Co., Ltd.	8,000	41,166
TXC Corp.	39,000	118,967
U-Ming Marine Transport Corp.	67,000	92,500
Unimicron Technology Corp.	203,000	1,082,130
Union Bank Of Taiwan (b)	372,969	191,919
Uni-President Enterprises Corp.	875,880	1,973,665
United Integrated Services Co., Ltd.	32,000	158,744
United Microelectronics Corp.	1,951,000	2,568,875
United Renewable Energy Co., Ltd. (b)	223,571	169,933
Universal Cement Corp.	119,000	88,049
Universal Vision Biotechnology Co., Ltd.	5,000	47,926
UPC Technology Corp.	80,000	42,242
UPI Semiconductor Corp. (b)	7,000	106,294
USI Corp.	244,000	203,104
Vanguard International Semiconductor Corp.	137,000	353,863
VIA Labs, Inc.	1,000	8,610
Via Technologies, Inc.	23,000	36,936
Visual Photonics Epitaxy Co., Ltd.	20,000	48,430
Voltronic Power Technology Corp.	10,200	495,703
Wafer Works Corp.	70,290	113,590
Wah Lee Industrial Corp.	18,360	52,116
Walsin Lihwa Corp.	412,000	499,524
Walsin Technology Corp.	43,000	129,722
Wan Hai Lines, Ltd.	91,800	367,404
Win Semiconductors Corp.	51,000	330,183
Winbond Electronics Corp.	451,000	329,147
Wisdom Marine Lines Co., Ltd.	77,000	168,329
Wistron Corp.	446,842	401,254
Wistron NeWeb Corp.	67,000	155,932
Wiwynn Corp.	13,000	304,740
WPG Holdings, Ltd.	247,480	458,612
WT Microelectronics Co., Ltd.	59,000	133,146
XinTec, Inc.	26,000	112,365
Xxentria Technology Materials Corp.	32,000	68,663
Yageo Corp.	71,766	743,401
Yang Ming Marine Transport Corp.	279,000	772,250
YC INOX Co., Ltd.	86,531	77,848
YFY, Inc.	199,000	170,331
Yieh Phui Enterprise Co., Ltd. (b)	104,000	58,062
Yuanta Financial Holding Co., Ltd.	1,560,142	1,033,676
Yulon Finance Corp.	25,300	182,516
Yulon Motor Co., Ltd.	71,205	113,033

See accompanying notes to financial statements.
148

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
YungShin Global Holding Corp.	30,000	$ 40,863
Zhen Ding Technology Holding, Ltd.	100,000	346,411
		184,538,055
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	68,710	1,027,683
Helios Towers PLC (b)(c)	99,024	145,394
		1,173,077
THAILAND — 0.7%
Absolute Clean Energy PCL	844,500	67,359
Advanced Info Service PCL	190,700	1,049,106
AEON Thana Sinsap Thailand PCL	10,400	50,742
Airports of Thailand PCL (b)	687,300	1,380,238
Amata Corp. PCL	98,300	50,881
AP Thailand PCL	621,274	175,724
Asia Aviation PCL NVDR (b)(c)	2,785,646	226,917
Asia Sermkij Leasing PCL	74,700	67,083
Asset World Corp. PCL	1,538,800	212,398
B Grimm Power PCL	246,100	243,629
Bangchak Corp. PCL	206,300	182,347
Bangkok Airways PCL (b)	214,800	66,223
Bangkok Aviation Fuel Services PCL (b)	60,400	49,116
Bangkok Chain Hospital PCL (c)	162,000	85,685
Bangkok Commercial Asset Management PCL	256,500	126,237
Bangkok Dusit Medical Services PCL Class F	1,537,700	1,087,329
Bangkok Expressway & Metro PCL (c)	1,223,100	302,705
Bangkok Land PCL	1,469,600	42,814
Bangkok Life Assurance PCL NVDR (c)	355,700	404,948
Banpu PCL	1,001,866	357,050
Banpu Power PCL (c)	91,700	37,090
BCPG PCL	256,000	78,925
BEC World PCL	129,900	51,071
Berli Jucker PCL	355,900	327,160
Beyond Securities PCL (b)	1,193,200	398,240
BTS Group Holdings PCL	1,137,300	275,036
Bumrungrad Hospital PCL	69,400	351,368
Carabao Group PCL Class F	35,300	106,334
Central Pattana PCL	339,300	585,414
Central Plaza Hotel PCL (b)	56,800	70,689
Central Retail Corp. PCL	261,025	258,404
CH Karnchang PCL (c)	146,300	83,588
Charoen Pokphand Foods PCL	661,000	486,098
Chularat Hospital PCL Class F	887,900	92,921
CK Power PCL	64,900	10,188
Com7 PCL Class F	169,000	143,403
Security Description	Shares	Value
CP ALL PCL	927,000	$ 1,573,186
Delta Electronics Thailand PCL	48,600	457,751
Dhipaya Group Holdings PCL	51,400	89,047
Ditto Thailand PCL	246,600	380,136
Dohome PCL (c)	101,520	49,389
Dynasty Ceramic PCL	1,066,900	85,099
Eastern Polymer Group PCL Class F	280,400	74,155
Electricity Generating PCL	49,100	245,118
Energy Absolute PCL	213,613	492,419
Esso Thailand PCL (b)(c)	1,060,600	347,984
Forth Corp. PCL	364,300	432,770
GFPT PCL	131,000	63,360
Global Power Synergy PCL Class F	102,500	186,996
Gulf Energy Development PCL	529,620	696,573
Gunkul Engineering PCL	705,600	112,760
Hana Microelectronics PCL (c)	82,100	94,628
Home Product Center PCL	853,900	306,733
Ichitan Group PCL (c)	565,100	127,070
Indorama Ventures PCL	243,000	323,038
Intouch Holdings PCL Class F	161,900	313,680
IRPC PCL (c)	1,621,600	147,689
Jasmine International PCL (b)	363,100	35,329
Jay Mart PCL	49,300	71,116
JMT Network Services PCL Class F	77,000	159,532
KCE Electronics PCL	142,900	243,522
Kerry Express Thailand PCL	312,900	200,900
Khon Kaen Sugar Industry PCL (c)	729,800	76,376
Kiatnakin Phatra Bank PCL	25,400	44,542
Krung Thai Bank PCL	504,100	221,003
Krungthai Card PCL (c)	130,200	209,911
Land & Houses PCL	1,449,800	342,408
Major Cineplex Group PCL	75,245	46,822
MBK PCL (b)	118,664	54,709
Mega Lifesciences PCL	50,300	71,847
Minor International PCL (b)	533,617	513,166
MK Restaurants Group PCL	80,900	119,559
Muangthai Capital PCL	89,200	107,857
Ngern Tid Lor PCL	215,385	178,193
Origin Property PCL Class F	286,100	81,731
Osotspa PCL	292,600	283,455
Plan B Media PCL Class F (b)	288,360	53,423
Polyplex Thailand PCL	78,500	50,180
Precious Shipping PCL (c)	112,500	58,549
Prima Marine PCL	400,500	62,870
Pruksa Holding PCL	44,000	16,303
PTG Energy PCL	109,300	41,735
PTT Exploration & Production PCL	224,700	1,013,708

See accompanying notes to financial statements.
149

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
PTT Global Chemical PCL	325,300	$ 418,644
PTT Oil & Retail Business PCL (c)	1,143,500	824,756
PTT PCL	1,587,000	1,526,177
Quality Houses PCL	981,000	58,269
R&B Food Supply PCL	72,100	31,609
Ratch Group PCL	162,900	176,239
Ratchthani Leasing PCL	447,000	50,826
Regional Container Lines PCL (c)	47,800	52,052
RS PCL	263,100	113,113
Sabuy Technology PCL	557,900	302,975
Sansiri PCL (c)	1,966,900	56,189
SC Asset Corp. PCL	489,700	44,877
SCB X PCL	486,900	1,432,261
SCG Packaging PCL	260,600	409,088
Siam Cement PCL	124,765	1,319,816
Siam City Cement PCL	8,800	37,584
Siamgas & Petrochemicals PCL (c)	242,200	76,726
Singer Thailand PCL	40,400	50,564
Singha Estate PCL (b)	705,600	38,518
Sino-Thai Engineering & Construction PCL	104,500	36,060
SPCG PCL	112,855	50,434
Sri Trang Agro-Industry PCL (c)	199,100	119,387
Sri Trang Gloves Thailand PCL (c)	169,000	77,915
Srisawad Corp. PCL (c)	142,200	195,070
Star Petroleum Refining PCL	208,500	71,358
STARK Corp. PCL (b)	2,551,600	311,778
Supalai PCL	161,300	84,859
Super Energy Corp. PCL	7,329,200	155,477
Synnex Thailand PCL (c)	185,800	95,646
Thai Oil PCL	161,900	235,832
Thai Union Group PCL Class F	372,800	180,311
Thai Vegetable Oil PCL	83,600	74,485
Thaifoods Group PCL	726,300	132,503
Thanachart Capital PCL	32,400	34,595
Thonburi Healthcare Group PCL	111,000	193,084
Thoresen Thai Agencies PCL	197,200	49,084
Tipco Asphalt PCL	85,400	38,648
Tisco Financial Group PCL	54,200	135,672
TOA Paint Thailand PCL	51,700	42,773
TPI Polene PCL	1,118,800	49,366
TPI Polene Power PCL	409,400	41,687
TQM Corp. PCL	37,200	52,083
True Corp. PCL	1,685,112	219,248
TTW PCL (c)	540,600	162,081
VGI PCL	967,590	136,292
Vibhavadi Medical Center PCL	655,500	45,239
WHA Corp. PCL	1,082,500	93,691
Security Description	Shares	Value
WHA Utilities and Power PCL (c)	351,200	$ 38,145
		30,715,873
TURKEY — 0.1%
Akbank T.A.S.	468,818	225,192
Aksa Akrilik Kimya Sanayii A/S	23,402	81,083
Anadolu Efes Biracilik Ve Malt Sanayii A/S	86,118	140,087
Aselsan Elektronik Sanayi Ve Ticaret A/S	95,465	130,706
BIM Birlesik Magazalar A/S	83,621	404,921
Coca-Cola Icecek A/S	17,365	134,373
Dogan Sirketler Grubu Holding A/S	36,502	7,608
Eldorado Gold Corp. (b)(c)	31,800	202,394
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	25,040
Enerjisa Enerji AS (d)	1,575	1,283
Eregli Demir ve Celik Fabrikalari TAS	224,881	365,542
Ford Otomotiv Sanayi A/S	11,273	180,271
Gubre Fabrikalari TAS (b)	1,906	8,099
Haci Omer Sabanci Holding A/S	140,790	159,455
Hektas Ticaret TAS (b)	62,164	110,206
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	119,061	80,436
KOC Holding A/S	122,202	267,876
Koza Altin Isletmeleri A/S (b)	8,941	91,035
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	31,169	48,201
Migros Ticaret A/S (b)	17,677	50,819
Oyak Cimento Fabrikalari AS (b)	22,885	17,270
Pegasus Hava Tasimaciligi A/S (b)	148	1,516
Petkim Petrokimya Holding A/S (b)	532,531	281,312
Sok Marketler Ticaret AS	45,420	31,175
TAV Havalimanlari Holding A/S (b)	12,185	36,314
Tekfen Holding A/S	45,605	59,053
Turk Hava Yollari AO (b)	91,754	257,185
Turkcell Iletisim Hizmetleri A/S	214,504	208,125
Turkiye Is Bankasi A/S Class C	914,354	239,863
Turkiye Petrol Rafinerileri AS (b)	20,112	318,607
Turkiye Sise ve Cam Fabrikalari A/S	221,419	285,120
Ulker Biskuvi Sanayi A/S (b)	157,977	136,154
		4,586,321

See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
UKRAINE — 0.0% (a)
Ferrexpo PLC	48,387	$ 76,569
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	436,546	1,053,006
Abu Dhabi Islamic Bank PJSC	209,621	428,019
Abu Dhabi National Oil Co. for Distribution PJSC	752,291	864,302
Agthia Group PJSC	198,700	286,168
Air Arabia PJSC	303,107	171,643
Al Waha Capital PJSC	320,607	137,910
AL Yah Satellite Communications Co-Pjsc-Yah Sat	324,632	228,023
Aldar Properties PJSC	599,952	726,848
Amanat Holdings PJSC	296,164	80,550
Aramex PJSC	90,000	93,109
Borr Drilling, Ltd. (b)	21,830	97,232
Dana Gas PJSC	494,580	146,768
Dubai Investments PJSC	239,259	142,653
Dubai Islamic Bank PJSC	567,901	890,558
Emaar Properties PJSC	578,316	818,721
Emirates NBD Bank PJSC	364,564	1,310,132
Emirates Telecommunications Group Co. PJSC	550,852	3,914,197
First Abu Dhabi Bank PJSC	729,755	3,731,126
National Central Cooling Co. PJSC	153,945	114,837
Network International Holdings PLC (b)(d)	89,178	204,475
Ras Al Khaimah Ceramics	70,256	53,174
		15,493,451
UNITED KINGDOM — 7.6%
3i Group PLC	160,493	2,160,585
888 Holdings PLC	47,272	96,218
A.G. Barr PLC	16,160	101,464
Abcam PLC (b)	33,873	484,595
Abrdn PLC	349,953	679,363
Admiral Group PLC	31,222	850,870
Advanced Medical Solutions Group PLC	26,844	96,172
AJ Bell PLC	51,401	167,671
Alliance Pharma PLC	64,517	89,479
Alpha FX Group PLC	4,602	87,187
Alphawave IP Group PLC Class WI (b)	35,904	58,603
AO World PLC (b)(c)	62,970	52,767
Argo Blockchain PLC (b)	44,352	18,044
Ascential PLC (b)	64,330	202,814
Ashmore Group PLC	105,285	283,601
Ashtead Group PLC	72,343	3,021,401
ASOS PLC (b)(c)	11,344	115,518
Associated British Foods PLC	57,767	1,107,048
Assura PLC REIT	498,981	396,316
Security Description	Shares	Value
Aston Martin Lagonda Global Holdings PLC (b)(c)(d)	12,581	$ 67,533
AstraZeneca PLC	255,510	33,512,845
Auction Technology Group PLC (b)	10,755	120,557
Auto Trader Group PLC (d)	157,297	1,060,213
Avacta Group PLC (b)(c)	27,428	36,141
AVEVA Group PLC	19,353	529,058
Aviva PLC (b)	470,936	2,295,148
Avon Protection PLC	3,300	39,416
B&M European Value Retail SA	156,854	698,532
Babcock International Group PLC (b)	45,637	171,149
BAE Systems PLC	514,212	5,184,473
Balfour Beatty PLC	104,474	322,525
Barclays PLC	2,772,390	5,155,442
Barratt Developments PLC	164,585	914,252
Beazley PLC	93,520	566,741
Bellway PLC	19,179	499,845
Berkeley Group Holdings PLC (b)	18,282	826,824
Biffa PLC (d)	54,624	248,635
Big Yellow Group PLC REIT	29,533	470,567
Bodycote PLC	30,467	194,808
boohoo Group PLC (b)	126,459	84,345
BP PLC	3,211,193	15,143,053
Breedon Group PLC	243,700	168,402
Brewin Dolphin Holdings PLC	54,343	337,904
Bridgepoint Group PLC (c)(d)	92,823	272,353
British American Tobacco PLC	359,018	15,345,351
British Land Co. PLC REIT	143,609	779,769
Britvic PLC	42,169	415,330
BT Group PLC (c)	1,431,468	3,238,726
Bunzl PLC	55,640	1,837,283
Burberry Group PLC	64,868	1,292,762
Bytes Technology Group PLC	33,800	171,747
Capita PLC (b)	230,579	71,463
Capital & Counties Properties PLC REIT	126,173	214,983
Capricorn Energy PLC (b)	68,350	180,957
Central Asia Metals PLC	28,543	76,781
Centrica PLC (b)	949,586	922,580
Ceres Power Holdings PLC (b)(c)	20,060	133,503
Chemring Group PLC	45,439	173,828
Civitas Social Housing PLC REIT	94,438	90,147
CK Hutchison Holdings, Ltd.	435,524	2,944,399
Clarkson PLC	3,903	142,674
Close Brothers Group PLC	23,586	293,601
CLS Holdings PLC	22,420	55,137
CMC Markets PLC (c)(d)	21,347	71,034
CNH Industrial NV	171,210	1,972,486
Coats Group PLC	249,140	188,500

See accompanying notes to financial statements.
151

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Coca-Cola Europacific Partners PLC	21,800	$ 1,125,098
Coca-Cola Europacific Partners PLC	11,838	606,178
Compass Group PLC	291,966	5,956,912
Computacenter PLC	11,525	329,199
ConvaTec Group PLC (d)	268,725	732,336
Countryside Partnerships PLC (b)(d)	72,392	218,033
Craneware PLC	6,020	134,522
Cranswick PLC	9,222	343,382
Crest Nicholson Holdings PLC	47,279	139,755
Croda International PLC	22,597	1,776,106
Currys PLC	208,183	172,176
Custodian REIT PLC	48,411	58,616
CVS Group PLC	15,156	304,807
Darktrace PLC (b)	33,774	120,836
DCC PLC	15,812	978,963
Dechra Pharmaceuticals PLC	17,442	732,489
Deliveroo PLC (b)(c)(d)	144,741	158,871
Derwent London PLC REIT	16,205	514,046
Diageo PLC	380,973	16,334,658
Diploma PLC	20,395	551,847
Direct Line Insurance Group PLC	208,520	637,398
Domino's Pizza Group PLC	66,407	225,169
Dr. Martens PLC	98,966	285,329
Drax Group PLC	63,387	494,984
DS Smith PLC	223,970	754,257
Dunelm Group PLC	17,593	175,307
easyJet PLC (b)	50,026	222,724
Elementis PLC (b)	110,056	132,120
EMIS Group PLC	9,755	220,827
Empiric Student Property PLC REIT	78,997	82,507
EnQuest PLC (b)	246,882	70,159
Entain PLC (b)	94,163	1,423,735
Ergomed PLC (b)	3,965	48,346
Essentra PLC	43,641	131,705
Euromoney Institutional Investor PLC	22,562	368,262
Experian PLC	152,807	4,464,970
FD Technologies PLC (b)	2,570	61,362
Fevertree Drinks PLC	15,380	227,875
Firstgroup PLC (b)	134,723	208,608
Forterra PLC (d)	29,434	95,621
Frasers Group PLC (b)	35,574	287,515
Frontier Developments PLC (b)(c)	5,571	93,367
Future PLC	17,789	372,234
Games Workshop Group PLC	5,583	452,922
Gamma Communications PLC	12,118	158,352
GB Group PLC	36,644	177,119
Genuit Group PLC	40,497	188,120
Security Description	Shares	Value
Genus PLC	10,664	$ 324,808
Go-Ahead Group PLC (b)	6,764	129,790
Grafton Group PLC CDI	35,657	336,383
Grainger PLC	123,401	421,419
Great Portland Estates PLC REIT	36,666	255,151
Greatland Gold PLC (b)(c)	854,395	96,499
Greggs PLC	16,071	352,875
Gym Group PLC (b)(d)	21,918	50,628
Halfords Group PLC	44,124	76,575
Halma PLC	61,153	1,492,029
Hammerson PLC REIT (c)	491,329	113,193
Harbour Energy PLC	72,670	321,068
Hargreaves Lansdown PLC	58,447	559,188
Hays PLC	271,715	368,262
Helical PLC	16,644	75,699
Hill & Smith Holdings PLC	10,999	154,683
Hiscox, Ltd.	54,333	621,840
Home Reit PLC	160,701	221,706
HomeServe PLC	52,277	744,077
Hotel Chocolat Group PLC (b)	15,284	52,901
Howden Joinery Group PLC	95,883	701,698
HSBC Holdings PLC	3,339,737	21,723,634
Hunting PLC	13,720	35,990
Ibstock PLC (d)	111,679	224,465
Ideagen PLC	48,596	205,971
IG Group Holdings PLC	70,481	591,038
IMI PLC	41,169	586,473
Impact Healthcare Reit PLC	79,956	113,416
Impax Asset Management Group PLC	11,634	85,621
Imperial Brands PLC	151,755	3,383,727
Inchcape PLC	61,997	523,658
Indivior PLC (b)	116,804	438,608
Informa PLC (b)	241,264	1,549,400
IntegraFin Holdings PLC	44,354	121,090
InterContinental Hotels Group PLC	30,346	1,603,136
Intermediate Capital Group PLC	46,694	742,302
Intertek Group PLC	25,882	1,322,047
Investec PLC	112,124	605,680
IP Group PLC	167,453	142,354
ITM Power PLC (b)(c)	61,025	128,065
ITV PLC	581,382	460,774
J D Wetherspoon PLC (b)	16,884	127,950
J Sainsbury PLC	283,668	702,781
JD Sports Fashion PLC	424,784	595,324
JET2 PLC (b)	26,401	290,424
John Menzies PLC (b)	11,279	81,776
John Wood Group PLC (b)	116,196	220,138
Johnson Matthey PLC	31,873	745,326
Johnson Service Group PLC (b)	54,408	65,811
Judges Scientific PLC	534	47,342

See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Jupiter Fund Management PLC	87,814	$ 157,942
Just Eat Takeaway.com NV (b)(d)	23,333	367,512
Just Eat Takeaway.com NV (b)(d)	5,995	93,978
Just Group PLC	193,247	167,450
Kainos Group PLC	12,651	170,387
Kape Technologies PLC (b)	29,246	117,209
Keller Group PLC	10,427	91,681
Kier Group PLC (b)	60,227	49,664
Kingfisher PLC	332,120	985,367
Lancashire Holdings, Ltd.	47,161	230,931
Land Securities Group PLC REIT	112,576	907,807
Learning Technologies Group PLC	80,767	110,054
Legal & General Group PLC	994,407	2,892,340
Liontrust Asset Management PLC	8,429	93,460
Lloyds Banking Group PLC	11,616,796	5,969,102
London Stock Exchange Group PLC	54,512	5,052,544
LondonMetric Property PLC REIT	167,814	465,483
Luceco PLC (d)	24,414	30,776
LXI REIT PLC (c)	174,157	301,183
M&G PLC	416,891	985,247
Man Group PLC	219,807	666,828
Marks & Spencer Group PLC (b)	306,559	504,467
Marlowe PLC (b)	10,000	89,869
Marshalls PLC	34,934	190,067
Marston's PLC (b)	220,998	138,221
Meggitt PLC (b)	195,673	1,874,941
Melrose Industries PLC	701,113	1,274,646
Micro Focus International PLC ADR (c)	15,603	52,582
Micro Focus International PLC	37,034	125,843
Mitchells & Butlers PLC (b)	30,869	69,054
Mitie Group PLC	231,544	157,471
Moneysupermarket.com Group PLC	105,401	222,855
Moonpig Group PLC (b)	18,827	51,582
Morgan Advanced Materials PLC	51,435	171,779
Morgan Sindall Group PLC	4,942	109,353
National Express Group PLC (b)	80,953	191,121
National Grid PLC	601,072	7,679,304
Natwest Group PLC	915,943	2,428,297
NCC Group PLC	91,183	207,300
Next Fifteen Communications Group PLC (c)	10,000	109,300
Next PLC	21,431	1,525,175
Ninety One PLC	69,121	165,957
Security Description	Shares	Value
Numis Corp. PLC	1,570	$ 4,786
Ocado Group PLC (b)	78,510	744,847
On the Beach Group PLC (b)(d)	15,830	27,376
OSB Group PLC	77,148	449,911
Oxford Biomedica PLC (b)	16,489	90,914
Oxford Nanopore Technologies PLC (b)	52,966	177,857
Pagegroup PLC	52,735	255,920
Pan African Resources PLC	328,869	82,874
Pantheon Resources PLC (b)(c)	117,330	127,387
Paragon Banking Group PLC	36,461	216,707
Pearson PLC	121,503	1,106,400
Pennon Group PLC	50,701	586,491
Persimmon PLC	51,208	1,158,591
Petrofac, Ltd. (b)	91,326	124,331
Pets at Home Group PLC	78,789	293,945
Phoenix Group Holdings PLC	128,793	923,460
Picton Property Income, Ltd. REIT	95,313	102,557
Playtech PLC (b)	51,033	335,606
Polar Capital Holdings PLC	9,057	56,096
Premier Foods PLC	118,527	162,370
Primary Health Properties PLC REIT	207,287	343,121
Provident Financial PLC	54,404	131,878
PRS REIT PLC (c)	80,000	102,597
PZ Cussons PLC	23,269	55,614
QinetiQ Group PLC	92,876	414,628
Quilter PLC (d)	221,932	276,263
Rank Group PLC (b)	31,507	32,754
Rathbones Group PLC	10,212	240,846
Reach PLC	36,256	44,163
Reckitt Benckiser Group PLC	117,881	8,833,008
Redde Northgate PLC	40,263	164,784
Redrow PLC	42,322	251,747
Regional REIT, Ltd. (d)	91,945	80,732
RELX PLC (e)	302,027	8,164,894
RELX PLC (e)	16,922	456,784
Renewi PLC (b)	10,000	87,805
Renishaw PLC	5,895	255,440
Rentokil Initial PLC	298,274	1,719,186
Restaurant Group PLC (b)	136,741	73,965
Restore PLC	14,057	74,261
Rightmove PLC	136,078	939,337
Rolls-Royce Holdings PLC (b)	1,356,808	1,366,830
Rotork PLC	137,971	403,147
Royal Mail PLC	128,369	420,456
RS GROUP PLC	75,797	799,929
RWS Holdings PLC	47,351	197,934
S4 Capital PLC (b)	43,001	119,694
Sabre Insurance Group PLC (d)	28,770	71,801
Safestore Holdings PLC REIT	33,283	428,862

See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Saga PLC (b)	12,850	$ 27,794
Sage Group PLC	169,305	1,305,228
Savills PLC	22,943	281,975
Schroders PLC	19,949	647,347
Secure Income REIT PLC	64,218	367,331
Segro PLC REIT	194,268	2,304,552
Senior PLC (b)	88,720	124,770
Serco Group PLC	191,010	404,095
Serica Energy PLC	48,012	166,178
Severn Trent PLC	40,314	1,331,204
Shaftesbury PLC REIT	38,149	241,843
SIG PLC (b)	86,698	31,219
Smart Metering Systems PLC	22,755	226,329
Smith & Nephew PLC	145,045	2,021,320
Smiths Group PLC	63,450	1,078,411
Softcat PLC	18,219	291,400
Spectris PLC	17,944	590,784
Spirax-Sarco Engineering PLC	11,727	1,406,810
Spire Healthcare Group PLC (b)(d)	49,079	140,069
Spirent Communications PLC	99,712	301,043
SSE PLC	175,768	3,449,537
SSP Group PLC (b)	114,261	323,182
St James's Place PLC	86,503	1,158,216
Stagecoach Group PLC (b)	67,649	86,264
Standard Chartered PLC	423,899	3,184,578
SThree PLC	15,499	67,103
Strix Group PLC (c)	66,747	135,372
Subsea 7 SA	40,804	325,201
Supermarket Income REIT PLC (c)	189,154	274,513
Synthomer PLC	64,629	176,600
Target Healthcare REIT PLC	83,000	109,266
Tate & Lyle PLC	64,390	586,019
Taylor Wimpey PLC	584,732	828,364
Team17 Group PLC (b)	19,803	92,592
Telecom Plus PLC	13,020	309,285
Tesco PLC	1,246,550	3,867,945
THG PLC (b)(c)	119,883	120,026
TORM PLC Class A (b)(c)	8,442	114,050
TP ICAP Group PLC	110,676	150,943
Trainline PLC (b)(d)	75,381	263,654
Travis Perkins PLC	35,961	422,578
Tritax Big Box REIT PLC	296,527	653,613
Trustpilot Group PLC (b)(c)(d)	20,000	24,629
Tyman PLC	26,489	76,724
UK Commercial Property REIT, Ltd.	128,022	116,607
Ultra Electronics Holdings PLC	12,962	544,978
Unilever PLC	422,322	19,084,598
UNITE Group PLC REIT	52,963	684,375
United Utilities Group PLC	109,838	1,360,606
Urban Logistics REIT PLC	64,877	127,246
Vesuvius PLC	33,163	122,435
Security Description	Shares	Value
Victoria PLC (b)(c)	10,073	$ 55,416
Victrex PLC	15,021	324,530
Virgin Money UK PLC	195,661	310,689
Vistry Group PLC	37,963	385,431
Vodafone Group PLC	4,424,544	6,805,933
Volex PLC (c)	14,405	42,073
Volution Group PLC	26,717	109,182
Warehouse Reit PLC	89,420	160,071
Watkin Jones PLC	28,675	76,614
Weir Group PLC	42,406	701,945
WH Smith PLC (b)	22,750	388,460
Whitbread PLC	32,390	974,747
Wickes Group PLC	31,885	63,893
Wincanton PLC	20,380	85,884
Workspace Group PLC REIT	24,084	162,623
WPP PLC	187,235	1,875,038
Yellow Cake PLC (b)(d)	28,106	110,933
YouGov PLC	17,034	177,908
Young & Co's Brewery PLC Class A	2,735	37,732
		333,694,953
UNITED STATES — 3.4%
5E Advanced Materials, Inc. (b)	41,102	51,864
Argonaut Gold, Inc. (b)(c)	70,000	24,420
Avast PLC (d)	104,289	654,800
Bausch Health Cos., Inc. (b)	49,000	408,729
Brookfield Renewable Corp. Class A	20,500	728,652
BRP, Inc.	6,367	391,018
Burford Capital, Ltd.	31,785	310,740
Carnival PLC (b)	23,276	175,146
Cineworld Group PLC (b)(c)	111,775	28,506
CyberArk Software, Ltd. (b)	6,683	855,157
Diversified Energy Co. PLC	130,010	175,890
Eagle Hospitality Trust (b)(f)	112,600	—
Energy Fuels, Inc. (b)(c)	29,700	145,973
Ferguson PLC	36,066	4,024,377
Fiverr International, Ltd. (b)(c)	5,100	175,389
GSK PLC	838,320	17,975,534
Inmode, Ltd. (b)	11,600	259,956
James Hardie Industries PLC CDI	73,440	1,604,417
JBS SA	135,800	820,339
Legend Biotech Corp. ADR (b)	7,900	434,500
Maxeon Solar Technologies, Ltd. (b)(c)	1,700	22,593
MDA, Ltd. (b)	7,400	45,778
Mind Medicine MindMed, Inc. (b)(c)	97,100	61,725
Mind Medicine MindMed, Inc.	9,710	20,549
Nestle SA	462,337	53,818,181
Parade Technologies, Ltd.	13,000	502,800
PolyPeptide Group AG (c)(d)	2,241	152,623

See accompanying notes to financial statements.
154

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Primo Water Corp.	23,700	$ 315,828
QIAGEN NV (b)	37,013	1,729,677
REC Silicon ASA (b)	36,713	56,799
Reliance Worldwide Corp., Ltd.	130,292	361,965
Resolute Forest Products, Inc. (b)	7,600	96,977
Rhi Magnesita NV	5,115	123,679
Roche Holding AG Bearer Shares (c)	5,125	1,972,163
Roche Holding AG	115,431	38,408,675
Schneider Electric SE	89,054	10,511,159
Signify NV (d)	20,698	684,433
Sims, Ltd.	32,754	308,794
Sinch AB (b)(c)(d)	90,473	293,957
Stellantis NV (e)	119,689	1,474,268
Stellantis NV (e)	243,453	3,001,275
Swiss Re AG	50,059	3,868,350
Taro Pharmaceutical Industries, Ltd. (b)	2,400	86,784
Tenaris SA	80,308	1,030,165
Titan Cement International SA	4,292	50,435
Vobile Group, Ltd. (b)	172,000	101,706
		148,346,745
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	96,200	1,821,159
TOTAL COMMON STOCKS (Cost $4,346,350,226)		4,204,323,736

PREFERRED STOCKS — 0.0% (a)
RUSSIA — 0.0%
Surgutneftegas PJSC, (f) (Cost: $436,746)	802,100	—
RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
carsales.com Ltd. (expiring 07/13/22) (b)	10,064	4,429
FRANCE — 0.0% (a)
Faurecia SE (expired 06/17/22) (b)	2,032	2,141
HONG KONG — 0.0% (a)
MICROPORT Rights (expiring 07/29/22) (b)(f)	35	—
ITALY — 0.0% (a)
Saipem SpA (expiring 07/11/22) (b)(c)	1,373	1,809
PORTUGAL — 0.0% (a)
Greenvolt-Energias Renovaveis SA (expiring 07/04/22) (b)	2,236	593
Security Description	Shares	Value
SOUTH KOREA — 0.0% (a)
JR Global REIT (expiring 07/14/22) (b)	11,202	$ 242
TOTAL RIGHTS (Cost $205,004)		9,214
WARRANTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Magellan Financial Group, Ltd. (expiring 04/16/27) (b)	2,771	1,401
CANADA — 0.0% (a)
Cenovus Energy, Inc. (expiring 01/01/26) (b)	2,437	33,836
ITALY — 0.0% (a)
Webuild SpA (expiring 08/02/30) (c)(f)	2,371	—
MACAU — 0.0% (a)
MECOM Power & Construction, Ltd. (expiring 05/24/23) (b)(c)	16,800	653
MALAYSIA — 0.0% (a)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	1,755
Scientex Bhd (expiring 01/14/26) (b)	4,960	923
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	1,539
VS Industry Bhd (expiring 06/14/24) (b)	88,800	3,727
Yinson Holdings Bhd (expiring 06/21/25) (b)	24,240	1,870
		9,814
THAILAND — 0.0% (a)
Banpu PCL (expiring 10/01/22) (b)	250,466	45,340
Banpu PCL (expiring 10/01/23) (b)	250,466	24,937
Jay Mart PCL (expiring 07/26/25) (b)	504	201
MBK PCL (expiring 05/15/24) (b)	4,746	1,852
MBK PCL (expiring 05/15/25) (b)	4,747	1,745
MBK PCL (expiring 11/15/24) (b)	4,746	1,759
Plan B Media PCL (expiring 01/13/25) (b)	10,680	248
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,396	485
VGI PCL (expiring 05/23/27) (b)	223,290	1,389

See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
VIBHA W4 (expiring 06/16/23) (b)	54,625	$ —
		77,956
TOTAL WARRANTS (Cost $9,081)		123,660
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (g)(h)	161,620,856	161,620,856
State Street Navigator Securities Lending Portfolio II (i)	70,542,952	70,542,952
TOTAL SHORT-TERM INVESTMENTS (Cost $232,163,808)		232,163,808
TOTAL INVESTMENTS — 100.7% (Cost $4,579,164,865)		4,436,620,418
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(31,466,552)
NET ASSETS — 100.0%		$ 4,405,153,866
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the security is $458,458, representing 0.00% of the Fund's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets (long)	1,298	09/16/2022	$ 65,511,024	$ 65,075,230	$ (435,794)
MSCI EAFE Index (long)	1,247	09/16/2022	117,662,225	115,759,010	(1,903,215)
S&P/TSX 60 Index (long)	60	09/15/2022	11,316,960	10,628,319	(688,641)
					$(3,027,650)

During the period ended June 30, 2022, average notional value related to futures contracts was $208,556,176.
See accompanying notes to financial statements.
156

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,172,051,360	$31,813,918	$458,458	$4,204,323,736
Preferred Stocks	—	—	0(a)	0
Rights	2,051	7,163	—	9,214
Warrants	123,660	—	0(a)	123,660
Short-Term Investments	232,163,808	—	—	232,163,808
TOTAL INVESTMENTS	$4,404,340,879	$31,821,081	$458,458	$4,436,620,418
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	$ (1,903,215)	$ —	$ —	$ (1,903,215)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,903,215)	$ —	$ —	$ (1,903,215)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,402,437,664	$31,821,081	$458,458	$4,434,717,203
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(1,124,435)	—	—	(1,124,435)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,124,435)	$ —	$ —	$ (1,124,435)
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of June 30, 2022

Description	% of Net Assets
Banks	13.0%
Pharmaceuticals	5.9
Oil & Gas	4.9
Semiconductors	4.6
Insurance	4.2
TOTAL	32.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	171,512,422	$171,512,422	$508,104,322	$517,995,888	$—	$—	161,620,856	$161,620,856	$334,337
State Street Navigator Securities Lending Portfolio II	69,958,002	69,958,002	247,299,360	246,714,410	—	—	70,542,952	70,542,952	355,262
Total		$241,470,424	$755,403,682	$764,710,298	$—	$—		$232,163,808	$689,599
See accompanying notes to financial statements.
157

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	8,441	$ 353,171
Aerojet Rocketdyne Holdings, Inc. (a)	19,312	784,067
AeroVironment, Inc. (a)	5,745	472,239
AerSale Corp. (a)	3,300	47,883
Archer Aviation, Inc. Class A (a)	27,900	85,932
Astra Space, Inc. (a) (b)	30,400	39,520
Astronics Corp. (a)	5,068	51,542
Axon Enterprise, Inc. (a)	16,365	1,524,727
BWX Technologies, Inc.	22,526	1,240,957
Cadre Holdings, Inc.	4,200	82,614
Curtiss-Wright Corp.	9,215	1,216,933
Ducommun, Inc. (a)	3,100	133,424
HEICO Corp.	10,746	1,409,016
HEICO Corp. Class A	19,964	2,103,806
Hexcel Corp.	20,217	1,057,551
Kaman Corp.	6,699	209,344
Kratos Defense & Security Solutions, Inc. (a)	30,100	417,788
Maxar Technologies, Inc.	17,676	461,167
Mercury Systems, Inc. (a)	13,500	868,455
Momentus, Inc. (a)	11,600	25,056
Moog, Inc. Class A	6,821	541,519
National Presto Industries, Inc.	990	64,984
Park Aerospace Corp.	6,000	76,560
Parsons Corp. (a)	8,051	325,421
Redwire Corp. (a)	6,800	20,672
Rocket Lab USA, Inc. (a)	51,500	195,185
Spirit AeroSystems Holdings, Inc. Class A	25,942	760,101
Terran Orbital Corp. (a) (b)	4,400	20,152
Triumph Group, Inc. (a)	15,145	201,277
Vectrus, Inc. (a)	2,700	90,342
Virgin Galactic Holdings, Inc. (a) (b)	55,000	331,100
Woodward, Inc.	14,274	1,320,202
		16,532,707
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	14,100	405,093
Atlas Air Worldwide Holdings, Inc. (a)	6,735	415,617
Forward Air Corp.	6,451	593,234
GXO Logistics, Inc. (a)	25,590	1,107,279
Hub Group, Inc. Class A (a)	8,017	568,726
Radiant Logistics, Inc. (a)	10,753	79,787
		3,169,736
AIRLINES — 0.2%
Allegiant Travel Co. (a)	3,650	412,778
Blade Air Mobility, Inc. (a)	13,900	61,994
Copa Holdings SA Class A (a) (b)	7,391	468,368
Security Description	Shares	Value
Frontier Group Holdings, Inc. (a) (b)	9,200	$ 86,204
Hawaiian Holdings, Inc. (a)	14,945	213,863
JetBlue Airways Corp. (a)	77,736	650,650
Joby Aviation, Inc. (a)	60,500	297,055
SkyWest, Inc. (a)	11,803	250,814
Spirit Airlines, Inc. (a)	26,269	626,253
Sun Country Airlines Holdings, Inc. (a) (b)	7,700	141,218
Wheels Up Experience, Inc. (a)	41,600	81,120
		3,290,317
AUTO COMPONENTS — 0.8%
Adient PLC (a)	22,600	669,638
American Axle & Manufacturing Holdings, Inc. (a)	26,650	200,675
Dana, Inc.	30,842	433,947
Dorman Products, Inc. (a)	6,227	683,164
Fox Factory Holding Corp. (a)	10,197	821,266
Gentex Corp.	56,923	1,592,136
Gentherm, Inc. (a)	7,885	492,103
Goodyear Tire & Rubber Co. (a)	66,616	713,457
Holley, Inc. (a) (b)	12,300	129,150
LCI Industries	6,013	672,734
Lear Corp.	14,351	1,806,647
Luminar Technologies, Inc. (a)	57,600	341,568
Modine Manufacturing Co. (a)	12,483	131,446
Motorcar Parts of America, Inc. (a)	5,500	72,160
Patrick Industries, Inc.	5,428	281,388
QuantumScape Corp. (a) (b)	61,101	524,858
Solid Power, Inc. (a)	14,700	79,086
Standard Motor Products, Inc.	4,843	217,887
Stoneridge, Inc. (a)	6,382	109,451
Tenneco, Inc. Class A (a)	19,868	340,935
Visteon Corp. (a)	6,558	679,278
XPEL, Inc. (a) (b)	5,200	238,836
		11,231,810
AUTOMOBILES — 0.4%
Canoo, Inc. (a) (b)	22,700	41,995
Cenntro Electric Group, Ltd. (a)	40,400	61,004
Faraday Future Intelligent Electric, Inc. (a)	21,400	55,640
Fisker, Inc. (a) (b)	40,200	344,514
Harley-Davidson, Inc.	32,701	1,035,313
Lordstown Motors Corp. Class A (a) (b)	32,700	51,666
Lucid Group, Inc. (a) (b)	131,200	2,251,392
Rivian Automotive, Inc. Class A (a) (b)	44,000	1,132,560
Thor Industries, Inc. (b)	12,901	964,092
Winnebago Industries, Inc.	7,600	369,056
Workhorse Group, Inc. (a) (b)	33,075	85,995
		6,393,227
BANKS — 5.4%
1st Source Corp.	3,720	168,888

See accompanying notes to financial statements.
158

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
ACNB Corp.	2,000	$ 59,380
Allegiance Bancshares, Inc.	4,300	162,368
Amalgamated Financial Corp.	3,700	73,186
Amerant Bancorp, Inc.	6,600	185,592
American National Bankshares, Inc.	3,100	107,291
Ameris Bancorp	16,259	653,287
Arrow Financial Corp.	3,830	121,832
Associated Banc-Corp.	35,030	639,648
Atlantic Union Bankshares Corp.	18,207	617,581
Banc of California, Inc.	13,754	242,345
BancFirst Corp. (b)	4,752	454,814
Bancorp, Inc. (a)	13,300	259,616
Bank First Corp. (b)	1,600	121,296
Bank of Hawaii Corp.	9,526	708,734
Bank of Marin Bancorp	3,244	103,094
Bank of NT Butterfield & Son, Ltd.	12,196	380,393
Bank OZK	28,328	1,063,150
BankUnited, Inc.	19,627	698,132
Bankwell Financial Group, Inc.	1,200	37,260
Banner Corp.	8,400	472,164
Bar Harbor Bankshares	4,780	123,611
Baycom Corp.	2,900	59,972
BCB Bancorp, Inc.	3,300	56,199
Berkshire Hills Bancorp, Inc.	11,016	272,866
Blue Ridge Bankshares, Inc.	5,100	78,132
BOK Financial Corp.	7,108	537,223
Brookline Bancorp, Inc.	17,351	230,942
Business First Bancshares, Inc.	4,900	104,419
Byline Bancorp, Inc.	5,700	135,660
Cadence Bank	43,645	1,024,785
Cambridge Bancorp	1,591	131,576
Camden National Corp.	3,502	154,263
Capital Bancorp, Inc.	2,400	52,080
Capital City Bank Group, Inc.	3,500	97,615
Capstar Financial Holdings, Inc.	4,800	94,176
Carter Bankshares, Inc. (a)	6,100	80,520
Cathay General Bancorp	16,809	658,072
CBTX, Inc. (b)	4,290	114,071
Central Pacific Financial Corp.	6,254	134,148
Citizens & Northern Corp.	3,900	94,263
City Holding Co.	3,384	270,314
Civista Bancshares, Inc.	3,000	63,780
CNB Financial Corp.	4,600	111,274
Coastal Financial Corp. (a)	2,413	91,984
Colony Bankcorp, Inc.	3,800	57,342
Columbia Banking System, Inc.	18,959	543,175
Commerce Bancshares, Inc.	26,521	1,741,104
Community Bank System, Inc.	12,839	812,452
Community Trust Bancorp, Inc.	3,903	157,837
ConnectOne Bancorp, Inc.	9,134	223,326
CrossFirst Bankshares, Inc. (a)	10,523	138,904
Cullen/Frost Bankers, Inc.	14,172	1,650,329
Customers Bancorp, Inc. (a)	8,002	271,268
Security Description	Shares	Value
CVB Financial Corp.	32,600	$ 808,806
Dime Community Bancshares, Inc.	7,840	232,456
Eagle Bancorp, Inc.	7,500	355,575
East West Bancorp, Inc.	34,233	2,218,298
Eastern Bankshares, Inc.	38,700	714,402
Enterprise Bancorp, Inc.	2,478	79,767
Enterprise Financial Services Corp.	8,314	345,031
Equity Bancshares, Inc. Class A	3,600	104,976
Esquire Financial Holdings, Inc.	1,600	53,280
Farmers & Merchants Bancorp, Inc.	2,900	96,251
Farmers National Banc Corp.	7,666	114,990
FB Financial Corp.	8,983	352,313
Financial Institutions, Inc.	4,480	116,570
First BanCorp (c)	49,000	632,590
First BanCorp (c)	7,914	276,199
First Bancorp, Inc.	2,700	81,351
First Bancshares, Inc.	5,100	145,860
First Bank	4,400	61,512
First Busey Corp.	11,688	267,071
First Business Financial Services, Inc.	1,800	56,142
First Citizens BancShares, Inc. Class A	3,028	1,979,646
First Commonwealth Financial Corp.	21,206	284,585
First Community Bankshares, Inc.	4,200	123,522
First Financial Bancorp	22,491	436,325
First Financial Bankshares, Inc.	30,602	1,201,741
First Financial Corp.	2,700	120,150
First Foundation, Inc.	11,350	232,448
First Guaranty Bancshares, Inc.	1,400	34,034
First Hawaiian, Inc.	31,300	710,823
First Horizon Corp.	128,200	2,802,452
First Internet Bancorp	2,600	95,732
First Interstate BancSystem, Inc. Class A	22,632	862,506
First Merchants Corp.	13,820	492,268
First Mid Bancshares, Inc.	4,300	153,381
First of Long Island Corp.	7,050	123,587
First Western Financial, Inc. (a)	1,800	48,942
Five Star Bancorp	3,700	97,754
Flushing Financial Corp.	7,200	153,072
FNB Corp.	82,898	900,272
Fulton Financial Corp.	37,992	548,984
FVCBankcorp, Inc. (a)	2,600	48,958
German American Bancorp, Inc.	6,425	219,607
Glacier Bancorp, Inc.	26,508	1,257,009
Great Southern Bancorp, Inc.	2,468	144,526
Guaranty Bancshares, Inc.	2,265	82,106
Hancock Whitney Corp.	20,520	909,652
Hanmi Financial Corp.	7,700	172,788
HarborOne Bancorp, Inc.	11,463	158,075
HBT Financial, Inc.	4,800	85,776

See accompanying notes to financial statements.
159

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Heartland Financial USA, Inc.	9,800	$ 407,092
Heritage Commerce Corp.	13,166	140,745
Heritage Financial Corp.	8,000	201,280
Hilltop Holdings, Inc.	14,400	383,904
Home BancShares, Inc.	45,023	935,128
HomeStreet, Inc.	4,674	162,048
HomeTrust Bancshares, Inc.	3,709	92,725
Hope Bancorp, Inc.	27,321	378,123
Horizon Bancorp, Inc.	9,340	162,703
Independent Bank Corp. (c)	11,065	878,893
Independent Bank Corp. (c)	5,418	104,459
Independent Bank Group, Inc.	8,972	609,289
International Bancshares Corp.	13,250	531,060
John Marshall Bancorp, Inc.	2,700	60,858
Lakeland Bancorp, Inc.	15,600	228,072
Lakeland Financial Corp.	5,928	393,738
Live Oak Bancshares, Inc.	7,590	257,225
Macatawa Bank Corp.	7,266	64,231
Mercantile Bank Corp.	4,100	130,995
Meta Financial Group, Inc.	7,343	283,954
Metrocity Bankshares, Inc.	4,500	91,395
Metropolitan Bank Holding Corp. (a)	2,500	173,550
Mid Penn Bancorp, Inc.	2,800	75,516
Midland States Bancorp, Inc.	5,302	127,460
MidWestOne Financial Group, Inc.	3,951	117,424
MVB Financial Corp.	2,430	75,597
National Bank Holdings Corp. Class A	7,048	269,727
NBT Bancorp, Inc.	9,600	360,864
Nicolet Bankshares, Inc. (a)	2,816	203,709
Northeast Bank	1,600	58,448
OceanFirst Financial Corp.	12,807	244,998
OFG Bancorp	12,300	312,420
Old National Bancorp	69,195	1,023,394
Old Second Bancorp, Inc.	10,035	134,268
Origin Bancorp, Inc.	5,300	205,640
Orrstown Financial Services, Inc.	2,700	65,259
Pacific Premier Bancorp, Inc.	22,901	669,625
PacWest Bancorp	27,989	746,187
Park National Corp.	3,317	402,186
Parke Bancorp, Inc.	2,300	48,208
PCB Bancorp	2,700	50,436
Peapack-Gladstone Financial Corp.	4,500	133,650
Peoples Bancorp, Inc.	6,314	167,952
Peoples Financial Services Corp.	1,939	108,274
Pinnacle Financial Partners, Inc.	18,089	1,308,016
Popular, Inc.	18,410	1,416,281
Preferred Bank	3,277	222,902
Premier Financial Corp.	8,097	205,259
Primis Financial Corp.	6,600	89,958
Professional Holding Corp. Class A (a)	3,100	62,155
Security Description	Shares	Value
Prosperity Bancshares, Inc.	21,409	$ 1,461,592
QCR Holdings, Inc.	3,720	200,843
RBB Bancorp	4,300	88,881
Red River Bancshares, Inc.	1,300	70,304
Renasant Corp.	12,732	366,809
Republic Bancorp, Inc. Class A	2,339	112,857
Republic First Bancorp, Inc. (a) (b)	9,200	35,052
S&T Bancorp, Inc.	8,761	240,314
Sandy Spring Bancorp, Inc.	10,380	405,547
Seacoast Banking Corp. of Florida	14,484	478,551
ServisFirst Bancshares, Inc.	12,200	962,824
Shore Bancshares, Inc.	3,900	72,150
Sierra Bancorp	4,200	91,266
Silvergate Capital Corp. Class A (a)	7,593	406,453
Simmons First National Corp. Class A	29,939	636,503
SmartFinancial, Inc.	3,502	84,608
South Plains Financial, Inc.	2,000	48,280
Southern First Bancshares, Inc. (a)	1,500	65,385
Southside Bancshares, Inc.	7,055	263,998
SouthState Corp.	18,042	1,391,940
Stock Yards Bancorp, Inc.	6,900	412,758
Summit Financial Group, Inc.	3,300	91,674
Synovus Financial Corp.	34,748	1,252,665
Texas Capital Bancshares, Inc. (a)	12,172	640,734
Third Coast Bancshares, Inc. (a)	2,900	63,510
Tompkins Financial Corp.	3,681	265,400
Towne Bank	16,590	450,418
TriCo Bancshares	7,572	345,586
Triumph Bancorp, Inc. (a)	5,921	370,418
Trustmark Corp.	14,696	428,976
UMB Financial Corp.	10,489	903,103
Umpqua Holdings Corp.	52,099	873,700
United Bankshares, Inc.	31,305	1,097,866
United Community Banks, Inc.	25,440	768,034
Unity Bancorp, Inc.	1,600	42,368
Univest Financial Corp.	6,940	176,554
USCB Financial Holdings, Inc. (a)	2,500	28,850
Valley National Bancorp	101,968	1,061,487
Veritex Holdings, Inc.	12,550	367,213
Washington Federal, Inc.	15,017	450,810
Washington Trust Bancorp, Inc.	4,223	204,267
Webster Financial Corp.	43,141	1,818,393
WesBanco, Inc.	13,602	431,319
West BanCorp, Inc.	4,800	116,832
Westamerica BanCorp	5,985	333,125
Western Alliance Bancorp	26,083	1,841,460
Wintrust Financial Corp.	14,531	1,164,660
		78,355,511

See accompanying notes to financial statements.
160

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	2,316	$ 701,679
Celsius Holdings, Inc. (a) (b)	13,200	861,432
Coca-Cola Consolidated, Inc.	1,146	646,229
Duckhorn Portfolio, Inc. (a) (b)	9,200	193,752
MGP Ingredients, Inc. (b)	3,500	350,315
National Beverage Corp.	5,694	278,664
Primo Water Corp.	37,600	503,088
Vintage Wine Estates, Inc. (a)	7,800	61,308
Vita Coco Co., Inc. (a)	7,100	69,509
		3,665,976
BIOTECHNOLOGY — 5.0%
2seventy bio, Inc. (a) (b)	8,307	109,652
4D Molecular Therapeutics, Inc. (a)	5,900	41,182
Aadi Bioscience, Inc. (a)	3,700	45,584
ACADIA Pharmaceuticals, Inc. (a)	29,389	414,091
Adagio Therapeutics, Inc. (a)	13,300	43,624
Adicet Bio, Inc. (a) (b)	7,100	103,660
ADMA Biologics, Inc. (a)	38,900	77,022
Aerovate Therapeutics, Inc. (a)	2,900	45,327
Affimed NV (a)	33,900	93,903
Agenus, Inc. (a) (b)	65,200	126,488
Agios Pharmaceuticals, Inc. (a)	15,504	343,724
Akero Therapeutics, Inc. (a)	8,800	83,160
Albireo Pharma, Inc. (a) (b)	4,400	87,384
Alector, Inc. (a)	13,835	140,564
Alkermes PLC (a)	39,362	1,172,594
Allogene Therapeutics, Inc. (a) (b)	19,231	219,233
Allovir, Inc. (a) (b)	5,800	22,620
Alnylam Pharmaceuticals, Inc. (a)	29,766	4,341,371
Alpine Immune Sciences, Inc. (a) (b)	2,400	20,424
ALX Oncology Holdings, Inc. (a) (b)	3,500	28,315
Amicus Therapeutics, Inc. (a)	66,841	717,872
AnaptysBio, Inc. (a) (b)	4,714	95,694
Anavex Life Sciences Corp. (a) (b)	15,800	158,158
Anika Therapeutics, Inc. (a)	2,847	63,545
Apellis Pharmaceuticals, Inc. (a)	22,000	994,840
Arbutus Biopharma Corp. (a) (b)	21,900	59,349
Arcellx, Inc. (a)	2,400	43,392
Arcturus Therapeutics Holdings, Inc. (a) (b)	5,335	83,973
Arcus Biosciences, Inc. (a)	12,395	314,089
Arcutis Biotherapeutics, Inc. (a)	9,200	196,052
Arrowhead Pharmaceuticals, Inc. (a)	24,861	875,356
Atara Biotherapeutics, Inc. (a)	20,900	162,811
Aura Biosciences, Inc. (a) (b)	3,900	55,263
Security Description	Shares	Value
Aurinia Pharmaceuticals, Inc. (a)	32,400	$ 325,620
Avid Bioservices, Inc. (a)	15,068	229,938
Avidity Biosciences, Inc. (a) (b)	12,100	175,813
Beam Therapeutics, Inc. (a) (b)	15,300	592,263
BioCryst Pharmaceuticals, Inc. (a) (b)	43,930	464,779
Biohaven Pharmaceutical Holding Co., Ltd. (a)	15,100	2,200,221
BioMarin Pharmaceutical, Inc. (a)	45,527	3,772,823
Bioxcel Therapeutics, Inc. (a) (b)	5,012	66,158
Bluebird Bio, Inc. (a) (b)	18,221	75,435
Blueprint Medicines Corp. (a)	14,742	744,618
Bridgebio Pharma, Inc. (a) (b)	25,494	231,486
C4 Therapeutics, Inc. (a)	8,400	63,336
CareDx, Inc. (a)	12,148	260,939
Caribou Biosciences, Inc. (a)	10,900	59,187
Catalyst Pharmaceuticals, Inc. (a)	21,847	153,148
Celldex Therapeutics, Inc. (a)	11,100	299,256
Century Therapeutics, Inc. (a)	3,600	30,240
Cerevel Therapeutics Holdings, Inc. (a) (b)	13,100	346,364
ChemoCentryx, Inc. (a)	15,300	379,134
Chimerix, Inc. (a)	25,797	53,658
Chinook Therapeutics, Inc. (a)	10,590	185,219
Cogent Biosciences, Inc. (a) (b)	10,000	90,200
Coherus Biosciences, Inc. (a) (b)	22,917	165,919
Contra Aduro Biotech	2,090	272
Contra Zogenix, Inc. (b)	12,400	8,432
Crinetics Pharmaceuticals, Inc. (a)	12,900	240,585
CTI BioPharma Corp. (a)	21,600	128,952
Cullinan Oncology, Inc. (a) (b)	7,100	91,022
Cytokinetics, Inc. (a) (b)	19,796	777,785
Day One Biopharmaceuticals, Inc. (a) (b)	5,800	103,820
Deciphera Pharmaceuticals, Inc. (a)	14,300	188,045
Denali Therapeutics, Inc. (a)	24,232	713,148
Design Therapeutics, Inc. (a)	8,100	113,400
Dynavax Technologies Corp. (a) (b)	28,538	359,293
Dyne Therapeutics, Inc. (a) (b)	8,700	59,769
Eagle Pharmaceuticals, Inc. (a)	2,546	113,119
Editas Medicine, Inc. (a) (b)	15,739	186,192
Eiger BioPharmaceuticals, Inc. (a)	9,675	60,953
Emergent BioSolutions, Inc. (a)	12,100	375,584
Enanta Pharmaceuticals, Inc. (a)	4,500	212,715
Enochian Biosciences, Inc. (a)	6,400	12,352
EQRx, Inc. (a)	30,900	144,921
Erasca, Inc. (a) (b)	13,900	77,423

See accompanying notes to financial statements.
161

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Exact Sciences Corp. (a)	43,129	$ 1,698,851
Exelixis, Inc. (a)	76,408	1,590,815
Fate Therapeutics, Inc. (a) (b)	21,089	522,585
FibroGen, Inc. (a) (b)	21,508	227,125
Foghorn Therapeutics, Inc. (a)	5,700	77,520
Forma Therapeutics Holdings, Inc. (a)	6,500	44,785
Generation Bio Co. (a)	12,000	78,720
Geron Corp. (a) (b)	103,483	160,399
Global Blood Therapeutics, Inc. (a) (b)	15,381	491,423
Gossamer Bio, Inc. (a) (b)	15,700	131,409
Halozyme Therapeutics, Inc. (a)	32,158	1,414,952
Heron Therapeutics, Inc. (a) (b)	21,017	58,637
HilleVax, Inc. (a) (b)	2,100	22,953
Horizon Therapeutics Plc (a)	55,364	4,415,833
Humacyte, Inc. (a)	6,200	19,902
Icosavax, Inc. (a)	5,300	30,369
Ideaya Biosciences, Inc. (a)	8,400	115,920
IGM Biosciences, Inc. (a)	2,700	48,681
Imago Biosciences, Inc. (a)	6,100	81,679
ImmunityBio, Inc. (a) (b)	22,000	81,840
ImmunoGen, Inc. (a)	50,076	225,342
Immunovant, Inc. (a)	7,800	30,420
Inhibrx, Inc. (a) (b)	6,100	69,235
Inovio Pharmaceuticals, Inc. (a) (b)	45,011	77,869
Insmed, Inc. (a)	29,066	573,182
Instil Bio, Inc. (a) (b)	16,600	76,692
Intellia Therapeutics, Inc. (a)	18,200	942,032
Intercept Pharmaceuticals, Inc. (a) (b)	7,187	99,253
Ionis Pharmaceuticals, Inc. (a)	34,812	1,288,740
Iovance Biotherapeutics, Inc. (a)	36,800	406,272
Ironwood Pharmaceuticals, Inc. (a) (b)	32,978	380,236
iTeos Therapeutics, Inc. (a)	6,000	123,600
IVERIC bio, Inc. (a)	27,300	262,626
Janux Therapeutics, Inc. (a) (b)	3,800	46,398
Jounce Therapeutics, Inc. (a)	6,400	19,392
KalVista Pharmaceuticals, Inc. (a)	8,500	83,640
Karuna Therapeutics, Inc. (a)	6,324	800,049
Karyopharm Therapeutics, Inc. (a) (b)	17,100	77,121
Keros Therapeutics, Inc. (a)	4,147	114,582
Kezar Life Sciences, Inc. (a)	11,230	92,872
Kiniksa Pharmaceuticals, Ltd. Class A (a)	7,925	76,793
Kinnate Biopharma, Inc. (a) (b)	8,000	100,880
Kodiak Sciences, Inc. (a)	7,635	58,331
Kronos Bio, Inc. (a)	7,700	28,028
Krystal Biotech, Inc. (a)	5,067	332,699
Kura Oncology, Inc. (a)	14,900	273,117
Kymera Therapeutics, Inc. (a) (b)	9,100	179,179
Security Description	Shares	Value
Lexicon Pharmaceuticals, Inc. (a)	13,421	$ 24,963
Ligand Pharmaceuticals, Inc. (a)	3,636	324,404
Lyell Immunopharma, Inc. (a) (b)	42,100	274,492
MacroGenics, Inc. (a)	12,634	37,270
Madrigal Pharmaceuticals, Inc. (a)	3,359	240,437
MannKind Corp. (a) (b)	61,900	235,839
MeiraGTx Holdings PLC (a)	6,100	46,177
Mersana Therapeutics, Inc. (a)	18,400	85,008
MiMedx Group, Inc. (a)	26,300	91,261
Mirati Therapeutics, Inc. (a) (b)	10,511	705,603
Mirum Pharmaceuticals, Inc. (a) (b)	3,100	60,326
Monte Rosa Therapeutics, Inc. (a)	6,400	61,888
Morphic Holding, Inc. (a)	6,200	134,540
Myriad Genetics, Inc. (a)	18,995	345,139
Natera, Inc. (a)	20,949	742,433
Neurocrine Biosciences, Inc. (a)	22,922	2,234,437
Nkarta, Inc. (a)	7,900	97,328
Novavax, Inc. (a) (b)	19,393	997,382
Nurix Therapeutics, Inc. (a) (b)	9,800	124,166
Nuvalent, Inc. Class A (a) (b)	4,000	54,240
Ocugen, Inc. (a) (b)	49,900	113,273
Organogenesis Holdings, Inc. (a)	16,598	80,998
Outlook Therapeutics, Inc. (a) (b)	24,500	24,990
Pardes Biosciences, Inc. (a)	4,800	14,736
PepGen, Inc. (a)	1,900	18,867
PMV Pharmaceuticals, Inc. (a) (b)	9,100	129,675
Point Biopharma Global, Inc. (a)	16,200	110,322
Praxis Precision Medicines, Inc. (a)	7,500	18,375
Precigen, Inc. (a) (b)	18,141	24,309
Prometheus Biosciences, Inc. (a)	6,900	194,787
Protagonist Therapeutics, Inc. (a)	10,402	82,280
Prothena Corp. PLC (a)	8,400	228,060
PTC Therapeutics, Inc. (a)	17,100	685,026
Radius Health, Inc. (a)	11,255	116,714
Rallybio Corp. (a)	4,000	30,200
Rapt Therapeutics, Inc. (a) (b)	5,700	104,025
Recursion Pharmaceuticals, Inc. Class A (a)	33,200	270,248
REGENXBIO, Inc. (a)	9,400	232,180
Relay Therapeutics, Inc. (a) (b)	18,400	308,200
Replimenu Group, Inc. (a)	9,000	157,320
REVOLUTION Medicines, Inc. (a) (b)	15,958	311,021
Rigel Pharmaceuticals, Inc. (a) (b)	34,689	39,199

See accompanying notes to financial statements.
162

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Rocket Pharmaceuticals, Inc. (a)	12,400	$ 170,624
Sage Therapeutics, Inc. (a)	12,872	415,766
Sana Biotechnology, Inc. (a) (b)	22,000	141,460
Sangamo Therapeutics, Inc. (a)	41,365	171,251
Sarepta Therapeutics, Inc. (a)	20,752	1,555,570
Seagen, Inc. (a)	33,538	5,934,214
Seres Therapeutics, Inc. (a)	15,946	54,695
Sierra Oncology, Inc. (a)	3,400	186,966
Sorrento Therapeutics, Inc. (a) (b)	93,719	188,375
SpringWorks Therapeutics, Inc. (a) (b)	8,400	206,808
Stoke Therapeutics, Inc. (a)	5,400	71,334
Sutro Biopharma, Inc. (a)	8,600	44,806
Syndax Pharmaceuticals, Inc. (a)	12,420	238,961
Talaris Therapeutics, Inc. (a)	4,300	19,393
Tango Therapeutics, Inc. (a)	12,400	56,172
Tenaya Therapeutics, Inc. (a) (b)	6,200	34,906
TG Therapeutics, Inc. (a)	34,145	145,116
Travere Therapeutics, Inc. (a)	14,298	346,441
Turning Point Therapeutics, Inc. (a)	11,089	834,447
Twist Bioscience Corp. (a)	13,612	475,876
Tyra Biosciences, Inc. (a) (b)	2,400	17,160
Ultragenyx Pharmaceutical, Inc. (a)	16,276	971,026
United Therapeutics Corp. (a)	10,821	2,549,860
Vanda Pharmaceuticals, Inc. (a)	13,851	150,976
Vaxart, Inc. (a) (b)	26,500	92,750
Vaxcyte, Inc. (a)	12,700	276,352
VBI Vaccines, Inc. (a)	39,606	32,021
Vera Therapeutics, Inc. (a)	3,100	42,191
Veracyte, Inc. (a) (b)	16,887	336,051
Vericel Corp. (a)	11,573	291,408
Verve Therapeutics, Inc. (a) (b)	8,200	125,296
Vir Biotechnology, Inc. (a)	17,639	449,265
Viridian Therapeutics, Inc. (a)	5,300	61,321
VistaGen Therapeutics, Inc. (a) (b)	51,500	45,320
Xencor, Inc. (a)	13,885	380,033
Y-mAbs Therapeutics, Inc. (a) (b)	9,200	139,196
Zentalis Pharmaceuticals, Inc. (a)	9,300	261,330
		72,193,705
BUILDING PRODUCTS — 1.4%
AAON, Inc.	10,600	580,456
Advanced Drainage Systems, Inc.	15,100	1,360,057
American Woodmark Corp. (a)	4,356	196,064
Apogee Enterprises, Inc.	5,109	200,375
Armstrong World Industries, Inc.	11,495	861,665
AZEK Co., Inc. (a)	28,092	470,260
Security Description	Shares	Value
Builders FirstSource, Inc. (a)	41,641	$ 2,236,122
Caesarstone, Ltd. (b)	4,827	44,071
Carlisle Cos., Inc.	12,438	2,967,831
Cornerstone Building Brands, Inc. (a)	15,328	375,383
CSW Industrials, Inc.	3,471	357,617
Gibraltar Industries, Inc. (a)	8,000	310,000
Griffon Corp.	11,600	325,148
Hayward Holdings, Inc. (a) (b)	18,100	260,459
Insteel Industries, Inc.	4,787	161,178
Janus International Group, Inc. (a)	19,700	177,891
JELD-WEN Holding, Inc. (a)	20,609	300,685
Lennox International, Inc.	7,856	1,622,971
Masonite International Corp. (a)	5,393	414,344
Owens Corning	23,481	1,744,873
PGT Innovations, Inc. (a)	13,254	220,547
Quanex Building Products Corp.	7,750	176,312
Resideo Technologies, Inc. (a)	34,377	667,601
Simpson Manufacturing Co., Inc.	10,254	1,031,655
Trex Co., Inc. (a)	27,705	1,507,706
UFP Industries, Inc.	14,710	1,002,339
View, Inc. (a) (b)	24,200	39,204
Zurn water solutions Corp.	29,690	808,756
		20,421,570
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	9,239	1,077,267
Ares Management Corp. Class A	37,330	2,122,584
Artisan Partners Asset Management, Inc. Class A	14,702	522,950
Assetmark Financial Holdings, Inc. (a)	4,500	84,465
Associated Capital Group, Inc. Class A	500	17,915
B Riley Financial, Inc. (b)	5,034	212,686
Bakkt Holdings, Inc. (a) (b)	12,800	26,880
BGC Partners, Inc. Class A	73,800	248,706
Blackstone, Inc.	172,700	15,755,421
Blucora, Inc. (a)	11,900	219,674
Blue Owl Capital, Inc.	99,300	995,979
Brightsphere Investment Group, Inc.	8,073	145,395
Carlyle Group, Inc.	50,940	1,612,760
Cohen & Steers, Inc.	5,909	375,753
Coinbase Global, Inc. Class A (a)	38,200	1,796,164
Cowen, Inc. Class A (b)	6,150	145,693
Diamond Hill Investment Group, Inc.	668	115,991
Donnelley Financial Solutions, Inc. (a)	6,775	198,440
Evercore, Inc. Class A	9,241	865,050
Federated Hermes, Inc.	21,586	686,219

See accompanying notes to financial statements.
163

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Focus Financial Partners, Inc. Class A (a)	14,482	$ 493,257
GAMCO Investors, Inc. Class A	1,182	24,704
GCM Grosvenor, Inc. Class A (b)	10,200	69,870
Hamilton Lane, Inc. Class A	8,604	578,017
Houlihan Lokey, Inc.	12,400	978,732
Interactive Brokers Group, Inc. Class A	22,475	1,236,350
Janus Henderson Group PLC	33,500	787,585
Jefferies Financial Group, Inc.	50,519	1,395,335
KKR & Co., Inc.	140,933	6,523,789
Lazard, Ltd. Class A	22,902	742,254
LPL Financial Holdings, Inc.	19,606	3,616,915
Manning & Napier, Inc.	3,800	47,386
MarketWise, Inc. (a)	5,600	20,160
Moelis & Co. Class A	15,500	609,925
Morningstar, Inc.	6,097	1,474,437
Open Lending Corp. Class A (a)	25,200	257,796
Oppenheimer Holdings, Inc. Class A	1,900	62,776
Perella Weinberg Partners Class A	11,000	64,130
Piper Sandler Cos.	4,271	484,161
PJT Partners, Inc. Class A	5,672	398,628
Pzena Investment Management, Inc. Class A	6,000	39,540
Robinhood Markets, Inc. Class A (a) (b)	136,900	1,125,318
Sculptor Capital Management, Inc.	5,885	49,140
SEI Investments Co.	25,106	1,356,226
Silvercrest Asset Management Group, Inc. Class A	2,400	39,384
StepStone Group, Inc. Class A	12,626	328,655
Stifel Financial Corp.	24,916	1,395,794
StoneX Group, Inc. (a)	4,203	328,128
Tradeweb Markets, Inc. Class A	26,592	1,814,904
Value Line, Inc.	200	13,210
Victory Capital Holdings, Inc. Class A	3,900	93,990
Virtu Financial, Inc. Class A	24,597	575,816
Virtus Investment Partners, Inc.	1,827	312,454
WisdomTree Investments, Inc. (b)	30,999	157,165
		54,721,923
CHEMICALS — 1.8%
AdvanSix, Inc.	6,300	210,672
American Vanguard Corp.	6,752	150,907
Amyris, Inc. (a) (b)	41,400	76,590
Ashland Global Holdings, Inc.	12,230	1,260,301
Aspen Aerogels, Inc. (a)	5,300	52,364
Avient Corp.	21,546	863,564
Axalta Coating Systems, Ltd. (a)	54,500	1,204,995
Balchem Corp.	7,686	997,182
Cabot Corp.	13,298	848,279
Security Description	Shares	Value
Chase Corp.	1,796	$ 139,747
Chemours Co.	37,343	1,195,723
Danimer Scientific, Inc. (a) (b)	24,500	111,720
Diversey Holdings, Ltd. (a) (b)	20,300	133,980
Ecovyst, Inc.	15,550	153,167
Element Solutions, Inc.	56,800	1,011,040
FutureFuel Corp.	5,400	39,312
GCP Applied Technologies, Inc. (a)	11,997	375,266
Ginkgo Bioworks Holdings, Inc. (a)	204,800	487,424
Hawkins, Inc.	4,896	176,403
HB Fuller Co.	12,799	770,628
Huntsman Corp.	49,239	1,395,926
Ingevity Corp. (a)	9,138	576,973
Innospec, Inc.	5,895	564,682
Intrepid Potash, Inc. (a)	2,690	121,830
Koppers Holdings, Inc.	4,830	109,351
Kronos Worldwide, Inc.	5,800	106,720
Livent Corp. (a) (b)	39,242	890,401
LSB Industries, Inc. (a)	6,900	95,634
Minerals Technologies, Inc.	7,592	465,693
NewMarket Corp.	1,423	428,266
Olin Corp.	33,947	1,571,067
Origin Materials, Inc. (a)	25,700	131,584
Orion Engineered Carbons SA	14,100	218,973
Perimeter Solutions SA (a)	29,400	318,696
PureCycle Technologies, Inc. (a) (b)	26,200	194,404
Quaker Chemical Corp. (b)	3,207	479,511
Rayonier Advanced Materials, Inc. (a)	20,200	52,924
RPM International, Inc.	30,964	2,437,486
Schweitzer-Mauduit International, Inc.	7,621	191,440
Scotts Miracle-Gro Co. (b)	9,744	769,679
Sensient Technologies Corp.	9,919	799,075
Stepan Co.	5,078	514,655
Tredegar Corp.	7,207	72,070
Trinseo PLC	8,516	327,525
Tronox Holdings PLC Class A	28,369	476,599
Valhi, Inc.	1,000	45,340
Valvoline, Inc.	43,341	1,249,521
Westlake Corp.	8,196	803,372
		25,668,661
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ABM Industries, Inc.	16,200	703,404
ACCO Brands Corp.	21,742	141,975
ACV Auctions, Inc. Class A (a)	27,100	177,234
Aris Water Solution, Inc. Class A	4,900	81,732
Brady Corp. Class A	11,200	529,088
BrightView Holdings, Inc. (a)	10,900	130,800
Brink's Co.	11,014	668,660
Casella Waste Systems, Inc. Class A (a)	12,000	872,160

See accompanying notes to financial statements.
164

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Cimpress PLC (a)	4,333	$ 168,554
Clean Harbors, Inc. (a)	12,253	1,074,220
CompX International, Inc.	1,200	27,828
CoreCivic, Inc. REIT (a)	29,125	323,579
Deluxe Corp.	10,076	218,347
Driven Brands Holdings, Inc. (a)	13,600	374,544
Ennis, Inc.	5,997	121,319
Harsco Corp. (a)	18,925	134,557
Healthcare Services Group, Inc.	18,365	319,735
Heritage-Crystal Clean, Inc. (a)	3,634	97,973
HNI Corp.	9,989	346,518
IAA, Inc. (a)	32,333	1,059,552
Interface, Inc.	14,962	187,623
KAR Auction Services, Inc. (a)	28,992	428,212
Kimball International, Inc. Class B	10,165	77,966
Li-Cycle Holdings Corp. (a)	32,200	221,536
Matthews International Corp. Class A	7,931	227,382
MillerKnoll, Inc.	18,234	479,007
Montrose Environmental Group, Inc. (a) (b)	6,600	222,816
MSA Safety, Inc.	8,873	1,074,254
NL Industries, Inc.	1,731	17,085
Pitney Bowes, Inc.	43,864	158,788
Quad/Graphics, Inc. (a)	8,200	22,550
SP Plus Corp. (a)	6,100	187,392
Steelcase, Inc. Class A	19,600	210,308
Stericycle, Inc. (a)	22,094	968,822
Tetra Tech, Inc.	12,895	1,760,812
UniFirst Corp.	3,605	620,709
Viad Corp. (a)	5,454	150,585
VSE Corp.	2,780	104,472
		14,692,098
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	11,837	207,503
Aviat Networks, Inc. (a)	2,500	62,600
Calix, Inc. (a)	13,500	460,890
Cambium Networks Corp. (a)	2,900	42,485
Casa Systems, Inc. (a)	12,299	48,335
Ciena Corp. (a)	36,697	1,677,053
Clearfield, Inc. (a)	2,800	173,460
CommScope Holding Co., Inc. (a)	49,955	305,725
Comtech Telecommunications Corp.	6,298	57,123
Digi International, Inc. (a)	8,070	195,455
DZS, Inc. (a)	4,560	74,191
Extreme Networks, Inc. (a)	31,800	283,656
Harmonic, Inc. (a)	22,500	195,075
Infinera Corp. (a) (b)	46,800	250,848
Inseego Corp. (a) (b)	25,417	48,038
Lumentum Holdings, Inc. (a)	16,682	1,324,884
NETGEAR, Inc. (a)	6,789	125,732
NetScout Systems, Inc. (a)	17,007	575,687
Ondas Holdings, Inc. (a) (b)	6,200	33,418
Security Description	Shares	Value
Plantronics, Inc. (a)	10,348	$ 410,609
Ribbon Communications, Inc. (a)	13,800	41,952
Ubiquiti, Inc. (b)	1,407	349,232
Viasat, Inc. (a)	17,011	521,047
Viavi Solutions, Inc. (a)	54,858	725,771
		8,190,769
CONSTRUCTION & ENGINEERING — 1.0%
AECOM	32,204	2,100,345
Ameresco, Inc. Class A (a)	7,600	346,256
API Group Corp. (a)	50,223	751,838
Arcosa, Inc.	11,386	528,652
Argan, Inc.	3,139	117,147
Comfort Systems USA, Inc.	8,525	708,854
Concrete Pumping Holdings, Inc. (a) (b)	9,231	55,940
Construction Partners, Inc. Class A (a)	10,298	215,640
Dycom Industries, Inc. (a)	6,852	637,510
EMCOR Group, Inc.	12,053	1,240,977
Fluor Corp. (a)	33,609	818,043
Granite Construction, Inc.	10,779	314,100
Great Lakes Dredge & Dock Corp. (a)	15,750	206,482
IES Holdings, Inc. (a)	2,700	81,459
Infrastructure and Energy Alternatives, Inc. (a) (b)	7,900	63,437
MasTec, Inc. (a)	14,472	1,037,064
MDU Resources Group, Inc.	48,837	1,318,111
MYR Group, Inc. (a)	4,048	356,750
Northwest Pipe Co. (a)	2,000	59,880
NV5 Global, Inc. (a)	3,144	367,031
Primoris Services Corp.	12,454	270,999
Sterling Infrastructure, Inc. (a)	7,000	153,440
Tutor Perini Corp. (a)	10,400	91,312
Valmont Industries, Inc.	5,074	1,139,773
WillScot Mobile Mini Holdings Corp. (a)	53,413	1,731,649
		14,712,689
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	9,544	1,049,267
Summit Materials, Inc. Class A (a)	28,812	671,031
United States Lime & Minerals, Inc.	581	61,354
		1,781,652
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	79,612	2,667,798
Atlanticus Holdings Corp. (a) (b)	1,000	35,170
Consumer Portfolio Services, Inc. (a)	2,400	24,600
Credit Acceptance Corp. (a) (b)	1,709	809,058
Curo Group Holdings Corp.	8,330	46,065
Encore Capital Group, Inc. (a)	5,651	326,458
Enova International, Inc. (a)	8,100	233,442

See accompanying notes to financial statements.
165

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
EZCORP, Inc. Class A (a)	10,300	$ 77,353
FirstCash Holdings, Inc.	9,315	647,486
Green Dot Corp. Class A (a)	12,100	303,831
LendingClub Corp. (a)	25,106	293,489
LendingTree, Inc. (a)	2,636	115,509
Moneylion, Inc. (a)	27,000	35,640
Navient Corp.	26,504	370,791
Nelnet, Inc. Class A	3,442	293,430
NerdWallet, Inc. Class A (a)	6,500	51,545
OneMain Holdings, Inc.	28,944	1,081,927
Oportun Financial Corp. (a)	7,651	63,274
PRA Group, Inc. (a)	9,172	333,494
Prog Holdings, Inc. (a)	13,374	220,671
Regional Management Corp.	1,600	59,792
SLM Corp.	65,512	1,044,261
SoFi Technologies, Inc. (a)	196,000	1,032,920
Sunlight Financial Holdings, Inc. (a)	6,700	19,765
Upstart Holdings, Inc. (a) (b)	18,103	572,417
World Acceptance Corp. (a) (b)	1,028	115,383
		10,875,569
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	15,875	1,638,459
Ardagh Group SA (b)	3,500	53,375
Ardagh Metal Packaging SA	36,700	223,870
Berry Global Group, Inc. (a)	32,087	1,753,234
Crown Holdings, Inc.	29,110	2,683,069
Cryptyde, Inc. (a)	8,330	16,910
Graphic Packaging Holding Co.	75,367	1,545,023
Greif, Inc. Class A	6,300	392,994
Greif, Inc. Class B	1,242	77,364
Myers Industries, Inc.	8,995	204,456
O-I Glass, Inc. (a)	37,428	523,992
Pactiv Evergreen, Inc.	11,400	113,544
Ranpak Holdings Corp. (a)	9,200	64,400
Silgan Holdings, Inc.	20,268	838,082
Sonoco Products Co.	23,578	1,344,889
TriMas Corp.	9,906	274,297
		11,747,958
DISTRIBUTORS — 0.0% (d)
Funko, Inc. Class A (a)	7,650	170,748
Weyco Group, Inc.	1,400	34,230
		204,978
DIVERSIFIED CONSUMER SERVICES — 0.9%
2U, Inc. (a) (b)	16,927	177,226
ADT, Inc.	50,584	311,092
Adtalem Global Education, Inc. (a)	10,974	394,735
American Public Education, Inc. (a)	3,700	59,792
Beachbody Co. Inc (a)	22,500	27,000
Bright Horizons Family Solutions, Inc. (a)	14,602	1,234,161
Carriage Services, Inc.	3,596	142,581
Security Description	Shares	Value
Chegg, Inc. (a)	29,957	$ 562,592
Coursera, Inc. (a)	27,100	384,278
Duolingo, Inc. (a)	5,700	499,035
European Wax Center, Inc. Class A (b)	5,300	93,386
Frontdoor, Inc. (a)	20,011	481,865
Graham Holdings Co. Class B	903	511,857
Grand Canyon Education, Inc. (a)	7,678	723,191
H&R Block, Inc.	39,726	1,403,122
Laureate Education, Inc. Class A	27,270	315,514
Mister Car Wash, Inc. (a) (b)	20,500	223,040
Nerdy, Inc. (a)	9,200	19,596
OneSpaWorld Holdings, Ltd. (a) (b)	15,600	111,852
Perdoceo Education Corp. (a)	17,312	203,935
PowerSchool Holdings, Inc. Class A (a) (b)	10,300	124,115
Rover Group, Inc. (a)	24,100	90,616
Service Corp. International	37,383	2,583,913
StoneMor, Inc. (a)	6,000	20,520
Strategic Education, Inc.	5,846	412,611
Stride, Inc. (a)	9,805	399,946
Terminix Global Holdings, Inc. (a)	29,873	1,214,337
Udemy, Inc. (a)	17,700	180,717
Universal Technical Institute, Inc. (a)	7,600	54,188
Vivint Smart Home, Inc. (a) (b)	23,213	80,781
WW International, Inc. (a)	12,300	78,597
		13,120,191
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Alerus Financial Corp.	2,976	70,859
A-Mark Precious Metals, Inc.	5,100	164,475
Apollo Global Management, Inc.	113,205	5,488,178
Banco Latinoamericano de Comercio Exterior SA Class E	6,700	88,909
Cannae Holdings, Inc. (a)	20,200	390,668
Compass Diversified Holdings	14,600	312,732
Equitable Holdings, Inc.	94,346	2,459,600
Jackson Financial, Inc. Class A	18,200	486,850
Voya Financial, Inc.	24,662	1,468,129
		10,930,400
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Anterix, Inc. (a)	2,507	102,963
ATN International, Inc.	3,257	152,786
Bandwidth, Inc. Class A (a)	5,402	101,666
Charge Enterprises, Inc. (a)	24,200	115,434
Cogent Communications Holdings, Inc.	9,996	607,357
Consolidated Communications Holdings, Inc. (a)	17,649	123,543
EchoStar Corp. Class A (a)	8,541	164,841

See accompanying notes to financial statements.
166

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	60,300	$ 1,419,462
Globalstar, Inc. (a) (b)	169,400	208,362
IDT Corp. Class B (a)	3,600	90,540
Iridium Communications, Inc. (a)	30,175	1,133,373
Liberty Latin America, Ltd. Class A (a)	10,988	85,706
Liberty Latin America, Ltd. Class C (a)	43,000	334,970
Ooma, Inc. (a)	5,100	60,384
Radius Global Infrastructure, Inc. Class A (a)	18,300	279,258
Starry Group Holdings, Inc. Class A (a) (b)	4,800	19,776
		5,000,421
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	13,562	797,174
Avangrid, Inc. (b)	17,409	802,903
Hawaiian Electric Industries, Inc.	26,283	1,074,975
IDACORP, Inc.	12,138	1,285,657
MGE Energy, Inc.	8,862	689,730
OGE Energy Corp.	48,238	1,860,057
Otter Tail Corp.	9,976	669,689
PG&E Corp. (a)	382,381	3,816,163
PNM Resources, Inc.	20,154	962,958
Portland General Electric Co.	21,258	1,027,399
Via Renewables, Inc. (b)	4,996	38,269
		13,024,974
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	8,382	1,291,163
Allied Motion Technologies, Inc.	3,843	87,774
Array Technologies, Inc. (a)	36,500	401,865
Atkore, Inc. (a)	10,400	863,304
AZZ, Inc.	5,693	232,388
Babcock & Wilcox Enterprises, Inc. (a)	14,000	84,420
Blink Charging Co. (a) (b)	9,200	152,076
Bloom Energy Corp. Class A (a) (b)	39,276	648,054
ChargePoint Holdings, Inc. (a) (b)	48,100	658,489
Encore Wire Corp.	4,634	481,565
Energy Vault Holdings, Inc. (a) (b)	5,000	50,100
EnerSys	9,741	574,329
Enovix Corp. (a)	26,200	233,442
ESS Tech, Inc. (a)	18,000	50,580
Fluence Energy, Inc. (a) (b)	8,900	84,372
FTC Solar, Inc. (a) (b)	8,400	30,408
FuelCell Energy, Inc. (a) (b)	88,677	332,539
GrafTech International, Ltd.	48,450	342,542
Heliogen, Inc. (a)	6,400	13,504
Hubbell, Inc.	12,947	2,312,075
NuScale Power Corp. (a)	4,200	41,958
Security Description	Shares	Value
nVent Electric PLC	39,900	$ 1,250,067
Plug Power, Inc. (a) (b)	127,988	2,120,761
Powell Industries, Inc.	1,900	44,403
Preformed Line Products Co.	800	49,200
Regal Rexnord Corp.	16,245	1,844,132
Sensata Technologies Holding PLC	38,247	1,579,984
Shoals Technologies Group, Inc. Class A (a) (b)	27,200	448,256
Stem, Inc. (a) (b)	34,800	249,168
Sunrun, Inc. (a) (b)	49,689	1,160,735
Thermon Group Holdings, Inc. (a)	7,780	109,309
TPI Composites, Inc. (a)	8,700	108,750
Vertiv Holdings Co.	75,200	618,144
Vicor Corp. (a)	5,476	299,702
		18,849,558
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
908 Devices, Inc. (a)	5,700	117,363
Advanced Energy Industries, Inc.	9,054	660,761
Aeva Technologies, Inc. (a)	23,500	73,555
AEye, Inc. (a)	8,100	15,471
Akoustis Technologies, Inc. (a) (b)	15,100	55,870
Arlo Technologies, Inc. (a)	20,717	129,896
Arrow Electronics, Inc. (a)	15,994	1,792,768
Avnet, Inc.	23,497	1,007,551
Badger Meter, Inc.	6,976	564,289
Belden, Inc.	10,363	552,037
Benchmark Electronics, Inc.	8,131	183,435
Cognex Corp.	42,071	1,788,859
Coherent, Inc. (a)	5,438	1,447,704
CTS Corp.	7,387	251,527
ePlus, Inc. (a)	6,236	331,256
Evolv Technologies Holdings, Inc. (a)	18,400	48,944
Fabrinet (a)	8,900	721,790
FARO Technologies, Inc. (a)	5,188	159,946
Focus Universal, Inc. (a) (b)	4,100	46,822
Identiv, Inc. (a)	4,300	49,794
II-VI, Inc. (a) (b)	26,766	1,363,728
Insight Enterprises, Inc. (a)	7,578	653,830
IPG Photonics Corp. (a)	8,400	790,692
Itron, Inc. (a)	10,799	533,795
Jabil, Inc.	33,367	1,708,724
Kimball Electronics, Inc. (a)	6,544	131,534
Knowles Corp. (a)	21,568	373,774
Lightwave Logic, Inc. (a)	25,400	166,116
Littelfuse, Inc.	5,899	1,498,582
Methode Electronics, Inc.	8,780	325,211
MicroVision, Inc. (a) (b)	38,200	146,688
Mirion Technologies, Inc. (a) (b)	33,000	190,080
Napco Security Technologies, Inc. (a)	6,556	134,988

See accompanying notes to financial statements.
167

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
National Instruments Corp.	31,682	$ 989,429
nLight, Inc. (a)	11,188	114,341
Novanta, Inc. (a)	8,626	1,046,075
OSI Systems, Inc. (a)	3,939	336,548
Ouster, Inc. (a) (b)	31,200	50,544
PAR Technology Corp. (a) (b)	6,400	239,936
PC Connection, Inc.	2,660	117,173
Plexus Corp. (a)	6,600	518,100
Rogers Corp. (a)	4,495	1,178,095
Sanmina Corp. (a)	14,475	589,567
ScanSource, Inc. (a)	6,009	187,120
SmartRent, Inc. (a)	29,000	131,080
TD SYNNEX Corp.	10,284	936,872
TTM Technologies, Inc. (a)	24,500	306,250
Velodyne Lidar, Inc. (a)	33,900	32,381
Vishay Intertechnology, Inc.	31,745	565,696
Vishay Precision Group, Inc. (a)	3,100	90,303
Vontier Corp.	39,000	896,610
		26,343,500
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	32,342	267,468
Borr Drilling, Ltd. (a) (b)	31,100	143,371
Bristow Group, Inc. (a)	5,133	120,112
Cactus, Inc. Class A	14,043	565,512
ChampionX Corp.	48,300	958,755
Diamond Offshore Drilling, Inc. (a)	23,500	138,415
DMC Global, Inc. (a)	5,400	97,362
Dril-Quip, Inc. (a)	9,675	249,615
Expro Group Holdings NV (a)	18,283	210,620
Helix Energy Solutions Group, Inc. (a)	39,909	123,718
Helmerich & Payne, Inc.	24,600	1,059,276
Liberty Energy, Inc. Class A (a)	34,100	435,116
Nabors Industries, Ltd. (a)	2,127	284,805
National Energy Services Reunited Corp. (a) (b)	11,300	76,614
Newpark Resources, Inc. (a)	24,100	74,469
NexTier Oilfield Solutions, Inc. (a)	41,098	390,842
Noble Corp. (a)	8,900	225,615
Nov, Inc.	93,500	1,581,085
Oceaneering International, Inc. (a)	23,781	253,981
Oil States International, Inc. (a)	20,766	112,552
Patterson-UTI Energy, Inc.	51,460	811,010
ProPetro Holding Corp. (a)	21,299	212,990
RPC, Inc. (a)	22,310	154,162
Select Energy Services, Inc. Class A (a)	17,492	119,296
Solaris Oilfield Infrastructure, Inc. Class A	6,200	67,456
TETRA Technologies, Inc. (a)	30,000	121,800
Tidewater, Inc. (a)	9,525	200,882
US Silica Holdings, Inc. (a)	16,788	191,719
Valaris, Ltd. (a)	14,600	616,704
Security Description	Shares	Value
Weatherford International PLC (a)	16,900	$ 357,773
		10,223,095
ENTERTAINMENT — 1.2%
AMC Entertainment Holdings, Inc. Class A (a) (b)	127,311	1,725,064
Cinemark Holdings, Inc. (a)	26,838	403,107
IMAX Corp. (a)	12,633	213,371
Liberty Media Corp.-Liberty Braves Class A (a) (b)	2,938	73,891
Liberty Media Corp.-Liberty Braves Class C (a)	8,275	198,600
Liberty Media Corp.-Liberty Formula One Class A (a)	7,001	405,848
Liberty Media Corp.-Liberty Formula One Class C (a)	47,786	3,032,977
Lions Gate Entertainment Corp. Class A (a)	16,224	151,045
Lions Gate Entertainment Corp. Class B (a)	26,689	235,664
Madison Square Garden Entertainment Corp. (a)	6,226	327,612
Madison Square Garden Sports Corp. (a)	4,573	690,523
Marcus Corp. (a) (b)	7,937	117,230
Playstudios, Inc. (a)	21,300	91,164
Playtika Holding Corp. (a)	25,100	332,324
Redbox Entertainment, Inc. (a)	2,000	14,800
Reservoir Media, Inc. (a)	3,100	20,212
ROBLOX Corp. Class A (a) (b)	108,500	3,565,310
Roku, Inc. (a)	29,523	2,425,019
Skillz, Inc. (a) (b)	86,100	106,764
Spotify Technology SA (a)	34,556	3,242,389
World Wrestling Entertainment, Inc. Class A (b)	10,342	646,272
		18,019,186
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.8%
Acadia Realty Trust REIT	22,047	344,374
Agree Realty Corp. REIT (b)	17,956	1,295,166
Alexander & Baldwin, Inc. REIT	16,738	300,447
Alexander's, Inc. REIT	502	111,524
American Assets Trust, Inc. REIT	11,417	339,085
American Campus Communities, Inc. REIT	33,609	2,166,772
American Homes 4 Rent Class A REIT	74,816	2,651,479
Americold Realty Trust, Inc. REIT (b)	66,266	1,990,631
Apartment Income REIT Corp.	38,000	1,580,800
Apartment Investment & Management Co. Class A REIT (a)	34,700	222,080
Apple Hospitality REIT, Inc.	52,400	768,708
Armada Hoffler Properties, Inc. REIT	14,800	190,032

See accompanying notes to financial statements.
168

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ashford Hospitality Trust, Inc. REIT (a) (b)	7,310	$ 43,714
Bluerock Residential Growth REIT, Inc. Class A	6,800	178,772
Braemar Hotels & Resorts, Inc. REIT	15,800	67,782
Brandywine Realty Trust REIT	40,800	393,312
Brixmor Property Group, Inc. REIT	71,948	1,454,069
Broadstone Net Lease, Inc. REIT	40,319	826,943
BRT Apartments Corp. REIT	3,600	77,364
CareTrust REIT, Inc.	23,328	430,168
CatchMark Timber Trust, Inc. Class A REIT	13,600	136,816
CBL & Associates Properties, Inc.	6,300	147,987
Cedar Realty Trust, Inc.	2,500	71,975
Centerspace REIT	3,665	298,881
Chatham Lodging Trust REIT (a)	11,260	117,667
City Office REIT, Inc.	9,700	125,615
Clipper Realty, Inc. REIT	4,893	37,774
Community Healthcare Trust, Inc. REIT	5,247	189,994
Corporate Office Properties Trust REIT	26,800	701,892
Cousins Properties, Inc. REIT	35,529	1,038,513
CTO Realty Growth, Inc. REIT (b)	1,845	112,766
CubeSmart REIT	55,088	2,353,359
DiamondRock Hospitality Co. REIT (a)	51,300	421,173
Diversified Healthcare Trust REIT	53,377	97,146
Douglas Emmett, Inc. REIT	40,737	911,694
Easterly Government Properties, Inc. REIT	22,000	418,880
EastGroup Properties, Inc. REIT	9,958	1,536,818
Empire State Realty Trust, Inc. Class A REIT	33,124	232,862
EPR Properties REIT	17,549	823,575
Equity Commonwealth REIT (a)	25,981	715,257
Equity LifeStyle Properties, Inc. REIT	43,772	3,084,613
Essential Properties Realty Trust, Inc. REIT	31,013	666,469
Farmland Partners, Inc. REIT	11,000	151,800
First Industrial Realty Trust, Inc. REIT	31,815	1,510,576
Four Corners Property Trust, Inc. REIT	19,109	508,108
Franklin Street Properties Corp. REIT	23,483	97,924
Gaming and Leisure Properties, Inc. REIT	58,264	2,671,987
GEO Group, Inc. REIT (a) (b)	26,880	177,408
Getty Realty Corp. REIT	9,374	248,411
Security Description	Shares	Value
Gladstone Commercial Corp. REIT	8,130	$ 153,169
Gladstone Land Corp. REIT	7,300	161,768
Global Medical REIT, Inc.	16,500	185,295
Global Net Lease, Inc. REIT	24,282	343,833
Healthcare Realty Trust, Inc. REIT	35,703	971,122
Healthcare Trust of America, Inc. Class A REIT	56,496	1,576,803
Hersha Hospitality Trust REIT (a)	9,876	96,884
Highwoods Properties, Inc. REIT	24,870	850,305
Hudson Pacific Properties, Inc. REIT	33,637	499,173
Independence Realty Trust, Inc. REIT	53,373	1,106,422
Indus Realty Trust, Inc. REIT (b)	1,462	86,784
Industrial Logistics Properties Trust REIT	15,228	214,410
Innovative Industrial Properties, Inc. REIT	6,733	739,755
InvenTrust Properties Corp.	16,300	420,377
Invitation Homes, Inc. REIT	150,462	5,353,438
iStar, Inc. REIT	15,875	217,646
JBG SMITH Properties REIT	27,822	657,712
Kilroy Realty Corp. REIT	28,063	1,468,537
Kite Realty Group Trust REIT	51,052	882,689
Lamar Advertising Co. Class A REIT	20,855	1,834,614
Life Storage, Inc. REIT	20,357	2,273,063
LTC Properties, Inc. REIT (b)	9,624	369,465
LXP Industrial Trust REIT	68,200	732,468
Macerich Co. REIT	51,358	447,328
Medical Properties Trust, Inc. REIT	143,861	2,196,758
National Health Investors, Inc. REIT	10,445	633,072
National Retail Properties, Inc. REIT	42,363	1,821,609
National Storage Affiliates Trust REIT	20,510	1,026,936
Necessity Retail REIT, Inc.	32,944	239,832
NETSTREIT Corp. (b)	11,600	218,892
NexPoint Residential Trust, Inc. REIT	5,448	340,555
Office Properties Income Trust REIT	12,027	239,939
Omega Healthcare Investors, Inc. REIT (b)	57,007	1,607,027
One Liberty Properties, Inc. REIT	3,938	102,309
Orion Office REIT, Inc.	14,000	153,440
Outfront Media, Inc. REIT	34,667	587,606
Paramount Group, Inc. REIT	44,153	319,226
Park Hotels & Resorts, Inc. REIT	55,434	752,239
Pebblebrook Hotel Trust REIT	31,557	522,900

See accompanying notes to financial statements.
169

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Phillips Edison & Co., Inc. REIT	27,800	$ 928,798
Physicians Realty Trust REIT	53,031	925,391
Piedmont Office Realty Trust, Inc. Class A REIT	29,105	381,858
Plymouth Industrial REIT, Inc.	8,500	149,090
Postal Realty Trust, Inc. Class A REIT	3,400	50,660
PotlatchDeltic Corp. REIT	16,128	712,696
PS Business Parks, Inc. REIT	4,849	907,490
Rayonier, Inc. REIT	35,227	1,316,785
Retail Opportunity Investments Corp. REIT	28,400	448,152
Rexford Industrial Realty, Inc. REIT	39,943	2,300,317
RLJ Lodging Trust REIT	40,955	451,734
RPT Realty REIT	22,300	219,209
Ryman Hospitality Properties, Inc. REIT (a)	13,027	990,443
Sabra Health Care REIT, Inc.	54,755	764,927
Safehold, Inc. REIT (b)	5,247	185,586
Saul Centers, Inc. REIT	3,300	155,463
Service Properties Trust REIT	45,374	237,306
SITE Centers Corp. REIT	46,901	631,757
SL Green Realty Corp. REIT (b)	15,133	698,388
Spirit Realty Capital, Inc. REIT	32,148	1,214,551
STAG Industrial, Inc. REIT	43,550	1,344,824
STORE Capital Corp. REIT	61,223	1,596,696
Summit Hotel Properties, Inc. REIT (a)	29,900	217,373
Sun Communities, Inc. REIT	29,521	4,704,467
Sunstone Hotel Investors, Inc. REIT (a)	53,019	525,949
Tanger Factory Outlet Centers, Inc. REIT	24,787	352,471
Terreno Realty Corp. REIT	17,924	998,905
UMH Properties, Inc. REIT	11,800	208,388
Uniti Group, Inc. REIT	57,170	538,541
Universal Health Realty Income Trust REIT	2,888	153,671
Urban Edge Properties REIT	27,400	416,754
Urstadt Biddle Properties, Inc. Class A REIT	9,840	159,408
Veris Residential, Inc. REIT (a)	23,047	305,142
Washington Real Estate Investment Trust	20,902	445,422
Whitestone REIT	13,100	140,825
WP Carey, Inc. REIT	46,667	3,866,828
Xenia Hotels & Resorts, Inc. REIT (a)	29,000	421,370
		97,514,197
FOOD & STAPLES RETAILING — 0.9%
Albertsons Cos., Inc. Class A	39,700	1,060,784
Andersons, Inc.	7,885	260,126
BJ's Wholesale Club Holdings, Inc. (a)	32,500	2,025,400
Casey's General Stores, Inc.	8,975	1,660,195
Security Description	Shares	Value
Chefs' Warehouse, Inc. (a)	8,400	$ 326,676
Grocery Outlet Holding Corp. (a)	21,445	914,200
HF Foods Group, Inc. (a) (b)	10,300	53,766
Ingles Markets, Inc. Class A	3,456	299,808
Natural Grocers by Vitamin Cottage, Inc.	3,000	47,850
Performance Food Group Co. (a)	36,794	1,691,788
PriceSmart, Inc.	5,991	429,135
Rite Aid Corp. (a) (b)	11,866	79,977
SpartanNash Co.	8,809	265,768
Sprouts Farmers Market, Inc. (a)	25,775	652,623
United Natural Foods, Inc. (a)	13,899	547,621
US Foods Holding Corp. (a)	54,854	1,682,921
Village Super Market, Inc. Class A	1,469	33,508
Weis Markets, Inc.	4,015	299,278
		12,331,424
FOOD PRODUCTS — 1.3%
Alico, Inc.	1,600	57,008
AppHarvest, Inc. (a) (b)	15,400	53,746
B&G Foods, Inc.	16,600	394,748
Benson Hill, Inc. (a)	38,800	106,312
Beyond Meat, Inc. (a) (b)	14,562	348,614
BRC, Inc. Class A (a) (b)	5,100	41,616
Bunge, Ltd.	34,621	3,139,779
Calavo Growers, Inc.	4,381	182,775
Cal-Maine Foods, Inc.	9,162	452,694
Darling Ingredients, Inc. (a)	38,805	2,320,539
Flowers Foods, Inc.	45,831	1,206,272
Fresh Del Monte Produce, Inc.	7,047	208,098
Freshpet, Inc. (a) (b)	11,042	572,969
Hain Celestial Group, Inc. (a)	17,601	417,848
Hostess Brands, Inc. (a)	33,300	706,293
Ingredion, Inc.	16,057	1,415,585
J & J Snack Foods Corp.	3,691	515,485
John B Sanfilippo & Son, Inc.	2,070	150,054
Lancaster Colony Corp.	4,666	600,888
Landec Corp. (a)	5,300	52,841
Local Bounti Corp. (a)	6,800	21,624
Mission Produce, Inc. (a)	8,800	125,400
Pilgrim's Pride Corp. (a)	11,421	356,678
Post Holdings, Inc. (a)	13,513	1,112,796
Sanderson Farms, Inc.	5,066	1,091,875
Seaboard Corp.	63	244,603
Seneca Foods Corp. Class A (a)	1,249	69,369
Simply Good Foods Co. (a)	21,800	823,386
Sovos Brands, Inc. (a)	6,400	101,568
SunOpta, Inc. (a)	23,600	183,608
Tattooed Chef, Inc. (a) (b)	10,900	68,670
Tootsie Roll Industries, Inc. (b)	3,383	119,589
TreeHouse Foods, Inc. (a)	12,081	505,227
Utz Brands, Inc. (b)	15,900	219,738
Vital Farms, Inc. (a)	7,600	66,500

See accompanying notes to financial statements.
170

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Whole Earth Brands, Inc. (a)	11,000	$ 68,200
		18,122,995
GAS UTILITIES — 0.7%
Brookfield Infrastructure Corp. Class A (b)	23,673	1,006,103
Chesapeake Utilities Corp.	4,121	533,876
National Fuel Gas Co.	21,170	1,398,279
New Jersey Resources Corp.	22,944	1,021,696
Northwest Natural Holding Co.	8,182	434,464
ONE Gas, Inc.	12,621	1,024,699
South Jersey Industries, Inc.	29,462	1,005,833
Southwest Gas Holdings, Inc.	15,739	1,370,552
Spire, Inc.	12,139	902,777
UGI Corp.	50,735	1,958,878
		10,657,157
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Alphatec Holdings, Inc. (a) (b)	16,300	106,602
AngioDynamics, Inc. (a)	9,297	179,897
Artivion, Inc. (a)	9,992	188,649
AtriCure, Inc. (a)	11,500	469,890
Atrion Corp.	368	231,420
Avanos Medical, Inc. (a)	11,100	303,474
AxoGen, Inc. (a)	10,300	84,357
Axonics, Inc. (a) (b)	11,263	638,274
BioLife Solutions, Inc. (a)	8,020	110,756
Bioventus, Inc. Class A (a) (b)	6,999	47,733
Butterfly Network, Inc. (a) (b)	31,900	97,933
Cardiovascular Systems, Inc. (a)	8,750	125,650
Cerus Corp. (a)	42,509	224,873
CONMED Corp.	6,800	651,168
CryoPort, Inc. (a) (b)	10,900	337,682
Cue Health, Inc. (a)	23,000	73,600
Cutera, Inc. (a)	4,000	150,000
Embecta Corp. (a)	13,600	344,352
Enovis Corp. (a)	12,175	669,625
Envista Holdings Corp. (a)	39,368	1,517,243
Figs, Inc. Class A (a)	30,800	280,588
Glaukos Corp. (a)	11,016	500,347
Globus Medical, Inc. Class A (a)	19,032	1,068,456
Haemonetics Corp. (a)	12,093	788,222
Heska Corp. (a)	2,296	216,995
ICU Medical, Inc. (a)	4,880	802,223
Inari Medical, Inc. (a)	11,539	784,537
Inogen, Inc. (a)	5,492	132,797
Insulet Corp. (a)	16,977	3,699,967
Integer Holdings Corp. (a)	7,783	549,947
Integra LifeSciences Holdings Corp. (a)	17,493	945,147
iRadimed Corp.	1,900	64,486
iRhythm Technologies, Inc. (a)	7,126	769,822
Lantheus Holdings, Inc. (a)	16,361	1,080,317
LeMaitre Vascular, Inc.	4,851	220,963
LivaNova PLC (a)	12,650	790,246
Masimo Corp. (a)	12,109	1,582,283
Security Description	Shares	Value
Meridian Bioscience, Inc. (a)	10,471	$ 318,528
Merit Medical Systems, Inc. (a)	13,500	732,645
Mesa Laboratories, Inc. (b)	1,198	244,320
Nano-X Imaging, Ltd. (a) (b)	10,500	118,650
Natus Medical, Inc. (a)	8,473	277,660
Neogen Corp. (a)	25,142	605,671
Nevro Corp. (a)	8,209	359,800
Novocure, Ltd. (a) (b)	25,455	1,769,122
NuVasive, Inc. (a)	12,480	613,517
Omnicell, Inc. (a)	10,666	1,213,257
OraSure Technologies, Inc. (a)	17,100	46,341
Orthofix Medical, Inc. (a)	4,460	104,988
OrthoPediatrics Corp. (a) (b)	3,768	162,589
Outset Medical, Inc. (a)	12,000	178,320
Paragon 28, Inc. (a) (b)	11,100	176,157
Penumbra, Inc. (a)	8,716	1,085,316
PROCEPT BioRobotics Corp. (a) (b)	6,200	202,678
Pulmonx Corp. (a) (b)	8,200	120,704
QuidelOrtho Corp. (a)	11,925	1,158,872
RxSight, Inc. (a)	5,100	71,808
SeaSpine Holdings Corp. (a)	11,200	63,280
Senseonics Holdings, Inc. (a) (b)	100,400	103,412
Shockwave Medical, Inc. (a) (b)	8,470	1,619,210
SI-BONE, Inc. (a)	9,760	128,832
Sight Sciences, Inc. (a) (b)	4,400	39,556
Silk Road Medical, Inc. (a) (b)	8,069	293,631
STAAR Surgical Co. (a)	11,469	813,496
Surmodics, Inc. (a)	2,981	110,983
Tactile Systems Technology, Inc. (a)	4,500	32,850
Tandem Diabetes Care, Inc. (a)	15,492	916,971
TransMedics Group, Inc. (a) (b)	6,700	210,715
Treace Medical Concepts, Inc. (a)	8,300	119,022
UFP Technologies, Inc. (a)	1,800	143,226
Utah Medical Products, Inc.	836	71,812
Varex Imaging Corp. (a) (b)	9,408	201,237
Vicarious Surgical, Inc. (a)	10,300	30,282
ViewRay, Inc. (a)	35,406	93,826
Zimvie, Inc. (a)	4,900	78,449
Zynex, Inc. (b)	4,470	35,671
		35,497,925
HEALTH CARE PROVIDERS & SERVICES — 1.8%
1Life Healthcare, Inc. (a) (b)	43,400	340,256
23andMe Holding Co. Class A (a) (b)	42,600	105,648
Acadia Healthcare Co., Inc. (a)	21,582	1,459,591
Accolade, Inc. (a)	13,800	102,120
AdaptHealth Corp. (a)	17,700	319,308
Addus HomeCare Corp. (a)	3,816	317,796
Agiliti, Inc. (a)	6,500	133,315
agilon health, Inc. (a) (b)	46,100	1,006,363
AirSculpt Technologies, Inc. (a)	1,600	9,488
Alignment Healthcare, Inc. (a)	20,400	232,764

See accompanying notes to financial statements.
171

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Amedisys, Inc. (a)	7,706	$ 810,055
AMN Healthcare Services, Inc. (a)	10,848	1,190,134
Apollo Medical Holdings, Inc. (a) (b)	9,373	361,704
ATI Physical Therapy, Inc. (a)	14,600	20,586
Aveanna Healthcare Holdings, Inc. (a)	7,600	17,176
Brookdale Senior Living, Inc. (a)	42,741	194,044
Cano Health, Inc. (a)	39,100	171,258
CareMax, Inc. (a)	12,300	44,649
Castle Biosciences, Inc. (a)	5,700	125,115
Chemed Corp.	3,565	1,673,375
Clover Health Investments Corp. (a)	92,800	198,592
Community Health Systems, Inc. (a)	29,567	110,876
CorVel Corp. (a)	2,100	309,267
Covetrus, Inc. (a)	25,280	524,560
Cross Country Healthcare, Inc. (a)	9,258	192,844
DocGo, Inc. (a)	19,400	138,516
Encompass Health Corp.	23,703	1,328,553
Ensign Group, Inc.	13,170	967,600
Fulgent Genetics, Inc. (a)	5,371	292,881
Guardant Health, Inc. (a)	24,051	970,217
Hanger, Inc. (a)	8,750	125,300
HealthEquity, Inc. (a)	19,563	1,200,973
Hims & Hers Health, Inc. (a)	29,000	131,370
Innovage Holding Corp. (a) (b)	3,800	16,644
Invitae Corp. (a) (b)	54,900	133,956
Joint Corp. (a)	3,050	46,695
LHC Group, Inc. (a)	7,084	1,103,262
LifeStance Health Group, Inc. (a) (b)	17,100	95,076
MEDNAX, Inc. (a)	20,774	436,462
ModivCare, Inc. (a)	2,954	249,613
National HealthCare Corp.	3,141	219,556
National Research Corp.	3,800	145,464
Oak Street Health, Inc. (a) (b)	28,709	471,976
Oncology Institute, Inc. (a)	4,000	20,240
OPKO Health, Inc. (a) (b)	100,418	254,058
Option Care Health, Inc. (a)	34,707	964,508
Owens & Minor, Inc.	17,919	563,553
P3 Health Partners, Inc. (a)	4,800	17,856
Patterson Cos., Inc.	20,800	630,240
Pennant Group, Inc. (a)	6,117	78,359
PetIQ, Inc. (a) (b)	6,226	104,535
Premier, Inc. Class A	28,945	1,032,758
Privia Health Group, Inc. (a)	10,500	305,760
Progyny, Inc. (a)	17,700	514,185
R1 RCM, Inc. (a)	32,087	672,543
RadNet, Inc. (a)	11,576	200,033
Select Medical Holdings Corp.	26,434	624,371
Sema4 Holdings Corp. (a)	32,000	40,320
Signify Health, Inc. Class A (a) (b)	17,500	241,500
Security Description	Shares	Value
Surgery Partners, Inc. (a) (b)	9,495	$ 274,595
Tenet Healthcare Corp. (a)	25,722	1,351,948
US Physical Therapy, Inc.	3,222	351,842
		26,288,202
HEALTH CARE TECHNOLOGY — 1.1%
Allscripts Healthcare Solutions, Inc. (a)	28,012	415,418
American Well Corp. Class A (a) (b)	54,000	233,280
Babylon Holdings, Ltd. Class A (a)	20,200	19,752
Certara, Inc. (a)	28,500	611,610
Change Healthcare, Inc. (a)	61,810	1,425,339
Computer Programs & Systems, Inc. (a)	3,404	108,826
Convey Health Solutions Holdings, Inc. (a)	4,500	46,800
Definitive Healthcare Corp. (a) (b)	7,800	178,854
Doximity, Inc. Class A (a) (b)	23,600	821,752
Evolent Health, Inc. Class A (a)	19,865	610,054
Health Catalyst, Inc. (a)	15,900	230,391
HealthStream, Inc. (a)	4,999	108,528
Inspire Medical Systems, Inc. (a)	6,509	1,188,999
Multiplan Corp. (a) (b)	91,300	501,237
NextGen Healthcare, Inc. (a)	13,600	237,184
Nutex Health, Inc. (a)	8,800	28,380
OptimizeRx Corp. (a)	5,796	158,752
Phreesia, Inc. (a) (b)	11,400	285,114
Schrodinger, Inc. (a) (b)	12,908	340,900
Sharecare, Inc. (a)	10,600	16,748
Simulations Plus, Inc. (b)	3,797	187,306
Teladoc Health, Inc. (a) (b)	39,504	1,311,928
Veeva Systems, Inc. Class A (a)	34,367	6,806,041
		15,873,193
HOTELS, RESTAURANTS & LEISURE — 2.4%
Accel Entertainment, Inc. (a)	13,200	140,184
Airbnb, Inc. Class A (a)	92,300	8,222,084
Aramark	56,840	1,741,009
Bally's Corp. (a) (b)	9,465	187,218
Biglari Holdings, Inc. Class B (a)	230	28,221
BJ's Restaurants, Inc. (a)	5,406	117,202
Bloomin' Brands, Inc.	21,793	362,200
Bluegreen Vacations Holding Corp.	3,548	88,558
Bowlero Corp. (a) (b)	9,400	99,546
Boyd Gaming Corp.	19,398	965,051
Brinker International, Inc. (a)	10,830	238,585
Century Casinos, Inc. (a)	5,461	39,319
Cheesecake Factory, Inc.	12,255	323,777
Choice Hotels International, Inc.	8,056	899,291
Churchill Downs, Inc.	8,708	1,667,843
Chuy's Holdings, Inc. (a)	4,753	94,680
Cracker Barrel Old Country Store, Inc. (b)	5,508	459,863

See accompanying notes to financial statements.
172

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Dave & Buster's Entertainment, Inc. (a)	10,316	$ 338,158
Denny's Corp. (a)	16,041	139,236
Dine Brands Global, Inc.	3,830	249,256
DraftKings, Inc. Class A (a) (b)	93,423	1,090,246
El Pollo Loco Holdings, Inc. (a)	3,500	34,440
Everi Holdings, Inc. (a)	21,595	352,214
F45 Training Holdings, Inc. (a)	6,700	26,331
First Watch Restaurant Group, Inc. (a) (b)	2,000	28,840
Full House Resorts, Inc. (a)	8,500	51,680
Golden Entertainment, Inc. (a)	4,825	190,829
Hilton Grand Vacations, Inc. (a)	21,371	763,586
Hyatt Hotels Corp. Class A (a)	12,459	920,845
Inspirato, Inc. (a)	4,900	22,687
Inspired Entertainment, Inc. (a)	5,200	44,772
International Game Technology PLC (b)	24,435	453,514
Jack in the Box, Inc.	5,197	291,344
Krispy Kreme, Inc.	17,800	242,080
Kura Sushi USA, Inc. Class A (a) (b)	1,200	59,436
Life Time Group Holdings, Inc. (a)	10,400	133,952
Light & Wonder, Inc. Class A (a)	23,364	1,097,874
Lindblad Expeditions Holdings, Inc. (a) (b)	7,389	59,851
Marriott Vacations Worldwide Corp.	9,940	1,155,028
Monarch Casino & Resort, Inc. (a)	3,300	193,611
NEOGAMES SA (a)	3,300	44,253
Noodles & Co. (a)	8,100	38,070
ONE Group Hospitality, Inc. (a)	4,200	30,954
Papa John's International, Inc.	7,888	658,806
Planet Fitness, Inc. Class A (a)	20,743	1,410,731
Portillo's, Inc. Class A (a)	5,600	91,560
RCI Hospitality Holdings, Inc.	2,100	101,556
Red Rock Resorts, Inc. Class A	12,586	419,869
Rush Street Interactive, Inc. (a) (b)	15,300	71,451
Ruth's Hospitality Group, Inc.	8,100	131,706
SeaWorld Entertainment, Inc. (a)	10,917	482,313
Shake Shack, Inc. Class A (a)	9,430	372,296
Six Flags Entertainment Corp. (a)	18,295	397,002
Sweetgreen, Inc. Class A (a)	2,800	32,620
Target Hospitality Corp. (a)	5,600	31,976
Texas Roadhouse, Inc.	16,277	1,191,476
Travel + Leisure Co.	20,100	780,282
Vacasa, Inc. Class A (a)	6,600	19,008
Vail Resorts, Inc.	9,890	2,156,515
Wendy's Co.	41,458	782,727
Wingstop, Inc.	7,265	543,204
Wyndham Hotels & Resorts, Inc.	21,816	1,433,748
Security Description	Shares	Value
Xponential Fitness, Inc. Class A (a)	4,400	$ 55,264
		34,891,828
HOUSEHOLD DURABLES — 0.9%
Aterian, Inc. (a) (b)	13,700	29,592
Beazer Homes USA, Inc. (a)	7,796	94,098
Cavco Industries, Inc. (a)	2,176	426,474
Century Communities, Inc.	6,851	308,089
Dream Finders Homes, Inc. Class A (a)	5,000	53,200
Ethan Allen Interiors, Inc.	5,000	101,050
GoPro, Inc. Class A (a)	29,722	164,363
Green Brick Partners, Inc. (a)	7,402	144,857
Helen of Troy, Ltd. (a) (b)	5,664	919,890
Hovnanian Enterprises, Inc. Class A (a)	1,200	51,348
Installed Building Products, Inc.	5,814	483,492
iRobot Corp. (a)	6,543	240,455
KB Home	18,800	535,048
Landsea Homes Corp. (a)	4,400	29,304
La-Z-Boy, Inc.	10,433	247,366
Legacy Housing Corp. (a)	1,520	19,836
Leggett & Platt, Inc.	32,200	1,113,476
LGI Homes, Inc. (a)	5,025	436,673
Lifetime Brands, Inc.	3,800	41,952
Lovesac Co. (a) (b)	3,587	98,643
M/I Homes, Inc. (a)	6,691	265,365
MDC Holdings, Inc.	13,755	444,424
Meritage Homes Corp. (a)	8,767	635,608
Purple Innovation, Inc. (a) (b)	12,496	38,238
Skyline Champion Corp. (a)	12,937	613,473
Snap One Holdings Corp. (a) (b)	4,200	38,514
Sonos, Inc. (a) (b)	31,130	561,585
Taylor Morrison Home Corp. (a)	27,458	641,419
Tempur Sealy International, Inc.	41,468	886,171
Toll Brothers, Inc.	26,584	1,185,646
TopBuild Corp. (a)	7,874	1,316,218
Traeger, Inc. (a)	6,100	25,925
Tri Pointe Homes, Inc. (a)	24,783	418,089
Tupperware Brands Corp. (a)	11,381	72,156
Universal Electronics, Inc. (a)	2,939	75,150
Vizio Holding Corp. Class A (a)	16,400	111,848
Vuzix Corp. (a) (b)	14,900	105,790
Weber, Inc. Class A (b)	5,100	36,771
		13,011,596
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	2,300	97,566
Central Garden & Pet Co. Class A (a)	9,582	383,376
Energizer Holdings, Inc.	15,758	446,739
Reynolds Consumer Products, Inc. (b)	13,600	370,872
Spectrum Brands Holdings, Inc.	9,869	809,456

See accompanying notes to financial statements.
173

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
WD-40 Co. (b)	3,353	$ 675,160
		2,783,169
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Altus Power, Inc. (a) (b)	10,300	64,993
Brookfield Renewable Corp. Class A	31,479	1,120,967
Clearway Energy, Inc. Class A	8,526	272,577
Clearway Energy, Inc. Class C	19,600	682,864
Montauk Renewables, Inc. (a)	15,700	157,785
Ormat Technologies, Inc. (b)	10,992	861,223
Sunnova Energy International, Inc. (a) (b)	24,000	442,320
Vistra Corp.	105,107	2,401,695
		6,004,424
INDUSTRIAL CONGLOMERATES — 0.0% (d)
Brookfield Business Corp. Class A (b)	6,300	144,963
INSURANCE — 3.1%
Alleghany Corp. (a)	3,182	2,650,924
Ambac Financial Group, Inc. (a)	10,694	121,377
American Equity Investment Life Holding Co.	18,872	690,149
American Financial Group, Inc.	16,319	2,265,240
AMERISAFE, Inc.	4,534	235,813
Arch Capital Group, Ltd. (a)	88,967	4,047,109
Argo Group International Holdings, Ltd.	7,760	286,034
Assured Guaranty, Ltd.	15,119	843,489
Axis Capital Holdings, Ltd.	19,199	1,096,071
Bright Health Group, Inc. (a)	46,900	85,358
Brighthouse Financial, Inc. (a)	18,073	741,354
BRP Group, Inc. Class A (a)	14,105	340,636
CNA Financial Corp.	6,391	286,956
CNO Financial Group, Inc.	27,279	493,477
Crawford & Co. Class A	3,000	23,400
Donegal Group, Inc. Class A	4,000	68,200
eHealth, Inc. (a)	5,507	51,380
Employers Holdings, Inc.	6,900	289,041
Enstar Group, Ltd. (a)	2,765	591,655
Erie Indemnity Co. Class A	6,218	1,195,037
Fidelity National Financial, Inc.	66,136	2,444,387
First American Financial Corp.	25,214	1,334,325
Genworth Financial, Inc. Class A (a)	121,382	428,478
Goosehead Insurance, Inc. Class A (b)	4,619	210,950
Greenlight Capital Re, Ltd. Class A (a)	5,000	38,650
Hanover Insurance Group, Inc.	8,635	1,262,869
HCI Group, Inc. (b)	1,773	120,139
Hippo Holdings, Inc. (a)	47,100	41,382
Horace Mann Educators Corp.	10,100	387,638
Investors Title Co.	443	69,502
Security Description	Shares	Value
James River Group Holdings, Ltd.	9,000	$ 223,020
Kemper Corp.	15,407	737,995
Kinsale Capital Group, Inc.	5,149	1,182,416
Lemonade, Inc. (a) (b)	9,200	167,992
Markel Corp. (a)	3,295	4,261,259
MBIA, Inc. (a)	11,497	141,988
Mercury General Corp.	6,137	271,869
National Western Life Group, Inc. Class A	480	97,296
NI Holdings, Inc. (a)	1,700	27,931
Old Republic International Corp.	68,562	1,533,046
Oscar Health, Inc. Class A (a)	29,100	123,675
Palomar Holdings, Inc. (a)	6,010	387,044
Primerica, Inc.	9,264	1,108,808
ProAssurance Corp.	12,405	293,130
Reinsurance Group of America, Inc.	16,146	1,893,764
RenaissanceRe Holdings, Ltd.	10,575	1,653,613
RLI Corp.	9,278	1,081,722
Root, Inc. Class A (a)	26,500	31,535
Ryan Specialty Holdings, Inc. Class A (a)	20,300	795,557
Safety Insurance Group, Inc.	3,586	348,201
Selective Insurance Group, Inc.	14,198	1,234,374
Selectquote, Inc. (a) (b)	36,303	90,031
SiriusPoint, Ltd. (a)	19,600	106,232
Stewart Information Services Corp.	6,365	316,659
Tiptree, Inc.	6,100	64,782
Trean Insurance Group, Inc. (a)	6,600	41,118
Trupanion, Inc. (a) (b)	9,300	560,418
United Fire Group, Inc.	5,263	180,153
Universal Insurance Holdings, Inc.	6,617	86,220
Unum Group	48,600	1,653,372
White Mountains Insurance Group, Ltd.	751	935,844
		44,372,084
INTERACTIVE MEDIA & SERVICES — 0.7%
Arena Group Holdings, Inc. (a)	2,600	23,400
Bumble, Inc. Class A (a)	20,800	585,520
Cargurus, Inc. (a)	24,600	528,654
Cars.com, Inc. (a)	16,000	150,880
DHI Group, Inc. (a)	11,000	54,670
Eventbrite, Inc. Class A (a) (b)	17,893	183,761
EverQuote, Inc. Class A (a)	4,935	43,625
fuboTV, Inc. (a) (b)	39,700	98,059
IAC/InterActiveCorp. (a)	19,137	1,453,838
MediaAlpha, Inc. Class A (a) (b)	5,200	51,220
Outbrain, Inc. (a) (b)	9,700	48,791
Pinterest, Inc. Class A (a)	141,609	2,571,619
QuinStreet, Inc. (a)	13,198	132,772
TripAdvisor, Inc. (a)	24,300	432,540
TrueCar, Inc. (a)	19,266	49,899
Vimeo, Inc. (a)	37,123	223,481

See accompanying notes to financial statements.
174

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yelp, Inc. (a)	16,991	$ 471,840
Ziff Davis, Inc. (a)	10,806	805,371
ZipRecruiter, Inc. Class A (a)	19,200	284,544
ZoomInfo Technologies, Inc. (a)	67,700	2,250,348
		10,444,832
INTERNET & DIRECT MARKETING RETAIL — 0.5%
1-800-Flowers.com, Inc. Class A (a)	5,900	56,109
1stdibs.com, Inc. (a)	4,200	23,898
aka Brands Holding Corp. (a)	2,200	6,072
BARK, Inc. (a)	13,700	17,536
CarParts.com, Inc. (a)	13,400	92,996
ContextLogic, Inc. Class A (a)	138,300	221,280
DoorDash, Inc. Class A (a)	61,589	3,952,166
Duluth Holdings, Inc. Class B (a)	2,296	21,904
Groupon, Inc. (a) (b)	5,511	62,274
Lands' End, Inc. (a)	3,000	31,860
Liquidity Services, Inc. (a)	6,624	89,027
Lulu's Fashion Lounge Holdings, Inc. (a)	1,800	19,530
Overstock.com, Inc. (a) (b)	10,882	272,159
PetMed Express, Inc. (b)	4,568	90,903
Porch Group, Inc. (a) (b)	16,600	42,496
Poshmark, Inc. Class A (a)	11,000	111,210
Quotient Technology, Inc. (a)	20,271	60,205
Qurate Retail, Inc. Class A	84,716	243,135
RealReal, Inc. (a) (b)	25,200	62,748
Rent the Runway, Inc. Class A (a)	12,300	37,761
Revolve Group, Inc. (a) (b)	9,900	256,509
RumbleON, Inc. Class B (a)	3,000	44,130
Shutterstock, Inc.	5,850	335,264
Stitch Fix, Inc. Class A (a)	18,546	91,617
ThredUp, Inc. Class A (a)	11,200	28,000
Vivid Seats, Inc. Class A	6,100	45,567
Wayfair, Inc. Class A (a) (b)	18,970	826,333
Xometry, Inc. Class A (a) (b)	8,200	278,226
		7,420,915
IT SERVICES — 4.3%
Affirm Holdings, Inc. (a)	43,200	780,192
Amdocs, Ltd.	30,235	2,518,878
AvidXchange Holdings, Inc. (a)	35,400	217,356
BigCommerce Holdings, Inc. Class 1 (a)	15,500	251,100
Block, Inc. (a)	127,637	7,844,570
Bread Financial Holdings, Inc.	12,010	445,091
Brightcove, Inc. (a)	10,571	66,809
Cantaloupe, Inc. (a)	14,100	78,960
Cass Information Systems, Inc.	3,436	116,137
Cerberus Cyber Sentinel Corp. (a)	10,500	37,800
Cloudflare, Inc. Class A (a)	68,895	3,014,156
Concentrix Corp.	10,474	1,420,693
Conduent, Inc. (a)	39,800	171,936
Security Description	Shares	Value
Core Scientific, Inc. Class A (a)	56,200	$ 83,738
CSG Systems International, Inc.	7,592	453,091
Cyxtera Technologies, Inc. (a)	10,300	116,802
DigitalOcean Holdings, Inc. (a)	18,400	761,024
Edgio, Inc. (a) (b)	28,499	65,833
Euronet Worldwide, Inc. (a)	11,612	1,168,051
EVERTEC, Inc.	15,000	553,200
Evo Payments, Inc. Class A (a)	11,800	277,536
ExlService Holdings, Inc. (a)	7,837	1,154,625
Fastly, Inc. Class A (a) (b)	27,443	318,613
Flywire Corp. (a)	13,100	230,953
Genpact, Ltd.	43,753	1,853,377
Globant SA (a)	9,994	1,738,956
GoDaddy, Inc. Class A (a)	39,892	2,774,888
Grid Dynamics Holdings, Inc. (a)	12,100	203,522
Hackett Group, Inc.	5,790	109,836
I3 Verticals, Inc. Class A (a) (b)	5,000	125,100
IBEX Holdings, Ltd. (a)	1,100	18,557
Information Services Group, Inc.	8,400	56,784
International Money Express, Inc. (a)	7,900	161,713
Kyndryl Holdings, Inc. (a)	43,400	424,452
Marqeta, Inc. Class A (a)	104,800	849,928
MAXIMUS, Inc.	14,607	913,084
MoneyGram International, Inc. (a)	21,700	217,000
MongoDB, Inc. (a)	15,478	4,016,541
Okta, Inc. (a)	30,575	2,763,980
Paya Holdings, Inc. (a)	19,900	130,743
Payoneer Global, Inc. (a)	52,200	204,624
Paysafe, Ltd. (a) (b)	84,200	164,190
Perficient, Inc. (a)	8,249	756,351
PFSweb, Inc. (a)	3,800	44,688
Priority Technology Holdings, Inc. (a)	1,965	6,484
Rackspace Technology, Inc. (a) (b)	14,800	106,116
Remitly Global, Inc. (a)	20,300	155,498
Repay Holdings Corp. (a) (b)	21,700	278,845
Sabre Corp. (a) (b)	78,335	456,693
Shift4 Payments, Inc. Class A (a)	13,000	429,780
Snowflake, Inc. Class A (a)	48,392	6,729,391
SolarWinds Corp.	11,351	116,348
Squarespace, Inc. Class A (a) (b)	7,600	158,992
SS&C Technologies Holdings, Inc.	54,981	3,192,747
StoneCo, Ltd. Class A (a) (b)	66,860	514,822
Switch, Inc. Class A	35,636	1,193,806
Thoughtworks Holding, Inc. (a) (b)	20,900	294,899
Toast, Inc. Class A (a)	55,700	720,758
TTEC Holdings, Inc.	4,407	299,191
Tucows, Inc. Class A (a) (b)	2,276	101,305
Twilio, Inc. Class A (a)	42,324	3,547,174

See accompanying notes to financial statements.
175

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Unisys Corp. (a)	16,600	$ 199,698
Verra Mobility Corp. (a)	35,581	558,977
Western Union Co.	93,400	1,538,298
WEX, Inc. (a)	10,857	1,688,915
Wix.com, Ltd. (a)	13,297	871,618
		62,835,813
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp.	8,172	340,609
AMMO, Inc. (a) (b)	22,700	87,395
Brunswick Corp.	18,526	1,211,230
Callaway Golf Co. (a)	33,141	676,077
Clarus Corp.	6,965	132,265
Johnson Outdoors, Inc. Class A	1,380	84,401
Latham Group, Inc. (a)	10,300	71,379
Malibu Boats, Inc. Class A (a)	5,065	266,976
Marine Products Corp.	1,680	15,977
MasterCraft Boat Holdings, Inc. (a)	4,465	93,988
Mattel, Inc. (a)	85,139	1,901,154
Peloton Interactive, Inc. Class A (a) (b)	73,503	674,758
Polaris, Inc.	13,703	1,360,434
Smith & Wesson Brands, Inc.	11,026	144,771
Solo Brands, Inc. Class A (a) (b)	3,800	15,428
Sturm Ruger & Co., Inc. (b)	4,185	266,375
Vinco Ventures, Inc. (a) (b)	42,300	58,374
Vista Outdoor, Inc. (a)	13,421	374,446
YETI Holdings, Inc. (a)	21,034	910,141
		8,686,178
LIFE SCIENCES TOOLS & SERVICES — 1.4%
10X Genomics, Inc. Class A (a) (b)	22,445	1,015,636
AbCellera Biologics, Inc. (a)	50,100	533,565
Absci Corp. (a)	12,300	40,836
Adaptive Biotechnologies Corp. (a)	26,100	211,149
Akoya Biosciences, Inc. (a)	3,800	48,830
Alpha Teknova, Inc. (a)	2,300	19,320
Avantor, Inc. (a)	150,451	4,679,026
Azenta, Inc.	17,941	1,293,546
Berkeley Lights, Inc. (a) (b)	11,947	59,376
Bionano Genomics, Inc. (a) (b)	70,300	97,014
Bruker Corp.	26,397	1,656,676
Codexis, Inc. (a)	15,221	159,212
Cytek Biosciences, Inc. (a)	28,200	302,586
Inotiv, Inc. (a) (b)	3,900	37,440
Maravai LifeSciences Holdings, Inc. Class A (a)	27,100	769,911
MaxCyte, Inc. (a)	23,800	112,574
Medpace Holdings, Inc. (a)	6,601	987,972
NanoString Technologies, Inc. (a)	10,300	130,810
Nautilus Biotechnology, Inc. (a)	6,900	18,561
NeoGenomics, Inc. (a)	29,929	243,921
Security Description	Shares	Value
Pacific Biosciences of California, Inc. (a) (b)	54,421	$ 240,541
QIAGEN NV (a) (b)	55,881	2,637,583
Quanterix Corp. (a)	8,600	139,234
Quantum-Si, Inc. (a)	18,400	42,688
Repligen Corp. (a)	13,417	2,178,921
Science 37 Holdings, Inc. (a)	12,800	25,728
Seer, Inc. (a) (b)	12,900	115,455
Singular Genomics Systems, Inc. (a) (b)	15,100	57,682
SomaLogic, Inc. (a)	36,000	162,720
Sotera Health Co. (a)	23,800	466,242
Syneos Health, Inc. (a)	24,794	1,777,234
		20,261,989
MACHINERY — 2.7%
AGCO Corp.	15,021	1,482,573
Alamo Group, Inc.	2,389	278,151
Albany International Corp. Class A	7,671	604,398
Allison Transmission Holdings, Inc.	23,959	921,223
Altra Industrial Motion Corp.	15,768	555,822
Astec Industries, Inc.	5,606	228,613
Barnes Group, Inc.	11,814	367,888
Berkshire Grey, Inc. (a)	11,100	16,095
Blue Bird Corp. (a)	4,022	37,043
Chart Industries, Inc. (a) (b)	8,770	1,467,923
CIRCOR International, Inc. (a)	3,847	63,052
Columbus McKinnon Corp.	7,148	202,789
Crane Holdings Co.	11,448	1,002,387
Desktop Metal, Inc. Class A (a) (b)	65,181	143,398
Donaldson Co., Inc.	29,886	1,438,712
Douglas Dynamics, Inc.	5,573	160,168
Energy Recovery, Inc. (a)	13,500	262,170
Enerpac Tool Group Corp.	13,991	266,109
EnPro Industries, Inc.	4,945	405,144
Esab Corp.	12,275	537,031
ESCO Technologies, Inc.	6,028	412,134
Evoqua Water Technologies Corp. (a)	28,500	926,535
Federal Signal Corp.	14,600	519,760
Flowserve Corp.	31,600	904,708
Franklin Electric Co., Inc.	11,115	814,285
Gates Industrial Corp. PLC (a)	26,500	286,465
Gorman-Rupp Co.	4,900	138,670
Graco, Inc.	40,682	2,416,918
Greenbrier Cos., Inc.	7,794	280,506
Helios Technologies, Inc.	7,748	513,305
Hillenbrand, Inc.	17,568	719,585
Hillman Solutions Corp. (a)	32,600	281,664
Hydrofarm Holdings Group, Inc. (a) (b)	9,600	33,408
Hyliion Holdings Corp. (a)	42,100	135,562
Hyster-Yale Materials Handling, Inc.	2,889	93,084

See accompanying notes to financial statements.
176

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hyzon Motors, Inc. (a) (b)	18,200	$ 53,508
ITT, Inc.	20,288	1,364,165
John Bean Technologies Corp.	7,676	847,584
Kadant, Inc.	2,790	508,756
Kennametal, Inc.	19,717	458,026
Lightning eMotors, Inc. (a) (b)	6,400	17,728
Lincoln Electric Holdings, Inc.	13,605	1,678,313
Lindsay Corp.	2,775	368,575
Luxfer Holdings PLC	7,231	109,333
Manitowoc Co., Inc (a)	10,075	106,090
Markforged Holding Corp. (a)	28,300	52,355
Meritor, Inc. (a)	16,996	617,465
Microvast Holdings, Inc. (a)	37,000	82,140
Middleby Corp. (a)	13,227	1,658,137
Miller Industries, Inc.	2,465	55,882
Mueller Industries, Inc.	13,584	723,891
Mueller Water Products, Inc. Class A	36,622	429,576
Nikola Corp. (a) (b)	70,600	336,056
Omega Flex, Inc. (b)	851	91,585
Oshkosh Corp.	15,942	1,309,476
Proterra, Inc. (a)	53,400	247,776
Proto Labs, Inc. (a)	6,585	315,026
RBC Bearings, Inc. (a)	6,922	1,280,224
REV Group, Inc.	8,300	90,221
Sarcos Technology & Robotics Corp. (a)	15,100	40,166
Shyft Group, Inc.	8,929	165,990
SPX Corp. (a)	10,689	564,807
Standex International Corp.	2,719	230,517
Tennant Co.	4,224	250,272
Terex Corp.	15,892	434,964
Timken Co.	15,158	804,132
Titan International, Inc. (a)	12,800	193,280
Toro Co.	25,274	1,915,516
Trinity Industries, Inc.	20,169	488,493
Velo3D, Inc. (a)	11,500	15,870
Wabash National Corp.	11,387	154,635
Watts Water Technologies, Inc. Class A	6,522	801,162
Welbilt, Inc. (a)	31,690	754,539
Xos, Inc. (a) (b)	9,300	17,112
		38,550,621
MARINE — 0.2%
Costamare, Inc.	13,700	165,770
Eagle Bulk Shipping, Inc. (b)	3,223	167,209
Eneti, Inc.	6,300	38,682
Genco Shipping & Trading, Ltd.	8,600	166,152
Golden Ocean Group, Ltd.	29,500	343,380
Kirby Corp. (a)	14,464	879,990
Matson, Inc.	9,782	712,912
Safe Bulkers, Inc.	16,060	61,349
		2,535,444
MEDIA — 1.2%
Advantage Solutions, Inc. (a) (b)	24,000	91,200
Security Description	Shares	Value
Altice USA, Inc. Class A (a)	51,800	$ 479,150
AMC Networks, Inc. Class A (a)	7,420	216,070
Audacy, Inc. Class A (a)	31,400	29,585
Boston Omaha Corp. Class A (a)	4,265	88,072
Cable One, Inc.	1,392	1,794,733
Cardlytics, Inc. (a) (b)	8,265	184,392
Clear Channel Outdoor Holdings, Inc. (a)	82,200	87,954
Cumulus Media, Inc. Class A (a)	4,300	33,239
Daily Journal Corp. (a)	327	84,628
Entravision Communications Corp. Class A	14,400	65,664
EW Scripps Co. Class A (a)	14,540	181,314
Gambling.com Group, Ltd. (a)	2,100	16,527
Gannett Co., Inc. (a)	31,714	91,971
Gray Television, Inc.	20,177	340,790
iHeartMedia, Inc. Class A (a)	28,400	224,076
Integral Ad Science Holding Corp. (a)	9,500	94,335
John Wiley & Sons, Inc. Class A	10,040	479,510
Liberty Broadband Corp. Class A (a)	6,664	756,697
Liberty Broadband Corp. Class C (a)	30,232	3,496,028
Liberty Media Corp.-Liberty SiriusXM Class A (a)	17,504	630,844
Liberty Media Corp.-Liberty SiriusXM Class C (a)	40,643	1,465,180
Loyalty Ventures, Inc. (a)	4,424	15,794
Magnite, Inc. (a)	32,427	287,952
New York Times Co. Class A	39,802	1,110,476
Nexstar Media Group, Inc. Class A	9,598	1,563,322
PubMatic, Inc. Class A (a)	10,000	158,900
Scholastic Corp.	6,529	234,848
Sinclair Broadcast Group, Inc. Class A (b)	10,062	205,265
Sirius XM Holdings, Inc. (b)	174,038	1,066,853
Stagwell, Inc. (a)	18,600	100,998
TechTarget, Inc. (a)	6,500	427,180
TEGNA, Inc.	52,783	1,106,860
Thryv Holdings, Inc. (a)	6,000	134,340
Urban One, Inc. (a)	3,200	17,472
WideOpenWest, Inc. (a)	12,636	230,102
		17,592,321
METALS & MINING — 1.5%
5E Advanced Materials, Inc. (a)	8,500	103,530
Alcoa Corp.	44,605	2,033,096
Allegheny Technologies, Inc. (a)	29,637	673,056
Alpha Metallurgical Resources, Inc.	4,300	555,259
Arconic Corp. (a)	25,700	720,885
Carpenter Technology Corp.	11,655	325,291
Century Aluminum Co. (a)	12,300	90,651
Cleveland-Cliffs, Inc. (a)	125,602	1,930,503

See accompanying notes to financial statements.
177

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Coeur Mining, Inc. (a)	65,542	$ 199,248
Commercial Metals Co.	28,647	948,216
Compass Minerals International, Inc.	8,214	290,693
Constellium SE (a)	30,300	400,263
Dakota Gold Corp. (a) (b)	12,000	40,200
Ferroglobe PLC (a) (e)	2,200	—
Haynes International, Inc.	2,900	95,033
Hecla Mining Co.	127,016	497,903
Hycroft Mining Holding Corp. (a)	33,700	37,407
Kaiser Aluminum Corp.	3,733	295,243
Materion Corp.	4,955	365,332
MP Materials Corp. (a) (b)	22,400	718,592
Novagold Resources, Inc. (a)	57,700	277,537
Olympic Steel, Inc.	2,500	64,375
Piedmont Lithium, Inc. (a)	4,200	152,922
PolyMet Mining Corp. (a)	9,600	26,400
Ramaco Resources, Inc.	4,800	63,120
Reliance Steel & Aluminum Co.	14,866	2,525,139
Royal Gold, Inc.	15,855	1,692,997
Ryerson Holding Corp.	4,100	87,289
Schnitzer Steel Industries, Inc. Class A	6,472	212,540
Southern Copper Corp.	20,969	1,044,466
SSR Mining, Inc.	52,300	873,410
Steel Dynamics, Inc.	43,330	2,866,280
SunCoke Energy, Inc.	21,100	143,691
TimkenSteel Corp. (a)	11,014	206,072
United States Steel Corp. (b)	62,476	1,118,945
Warrior Met Coal, Inc.	12,538	383,788
Worthington Industries, Inc.	7,672	338,335
		22,397,707
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.0%
AFC Gamma, Inc. REIT	2,800	42,924
AGNC Investment Corp. REIT	127,679	1,413,407
Angel Oak Mortgage, Inc. REIT	2,600	33,696
Annaly Capital Management, Inc. REIT	382,706	2,261,792
Apollo Commercial Real Estate Finance, Inc. REIT	35,249	368,000
Arbor Realty Trust, Inc. REIT	36,600	479,826
Ares Commercial Real Estate Corp. REIT	11,800	144,314
ARMOUR Residential REIT, Inc. (b)	29,000	204,160
Blackstone Mortgage Trust, Inc. Class A REIT (b)	40,466	1,119,694
BrightSpire Capital, Inc. Class A REIT	21,900	165,345
Broadmark Realty Capital, Inc. REIT (b)	32,109	215,451
Chicago Atlantic Real Estate Finance, Inc.	1,000	15,060
Chimera Investment Corp. REIT (b)	60,645	534,889
Security Description	Shares	Value
Claros Mortgage Trust, Inc.	22,200	$ 371,850
Dynex Capital, Inc. REIT	7,800	124,176
Ellington Financial, Inc. REIT (b)	12,905	189,316
Franklin BSP Realty Trust, Inc. REIT	20,134	271,406
Granite Point Mortgage Trust, Inc. REIT	10,834	103,681
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	20,545	777,834
Invesco Mortgage Capital, Inc. (b)	11,801	173,239
KKR Real Estate Finance Trust, Inc. REIT (b)	11,700	204,165
Ladder Capital Corp. REIT	27,039	284,991
MFA Financial, Inc.	25,334	272,340
New Residential Investment Corp. REIT	103,211	961,927
New York Mortgage Trust, Inc. REIT	98,988	273,207
Nexpoint Real Estate Finance, Inc.	1,500	30,405
Orchid Island Capital, Inc. REIT (b)	44,600	127,110
PennyMac Mortgage Investment Trust REIT (b)	26,624	368,210
Ready Capital Corp. REIT (b)	16,358	194,987
Redwood Trust, Inc. REIT	31,300	241,323
TPG RE Finance Trust, Inc. REIT	14,352	129,312
Two Harbors Investment Corp. REIT	80,857	402,668
Starwood Property Trust, Inc. REIT	71,204	1,487,452
		13,988,157
MULTI-UTILITIES — 0.2%
Avista Corp.	17,500	761,425
Black Hills Corp.	15,305	1,113,745
NorthWestern Corp. (b)	12,755	751,652
Unitil Corp.	3,938	231,239
		2,858,061
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	6,549	137,332
Dillard's, Inc. Class A (b)	1,052	232,040
Franchise Group, Inc.	6,500	227,955
Kohl's Corp.	31,006	1,106,604
Macy's, Inc.	69,000	1,264,080
Nordstrom, Inc.	27,100	572,623
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	15,169	891,179
		4,431,813
OIL, GAS & CONSUMABLE FUELS — 3.9%
Aemetis, Inc. (a)	5,800	28,478
Alto Ingredients, Inc. (a)	21,100	78,281
Amplify Energy Corp. (a)	7,700	50,358

See accompanying notes to financial statements.
178

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Antero Midstream Corp.	80,300	$ 726,715
Antero Resources Corp. (a)	72,374	2,218,263
Arch Resources, Inc.	3,694	528,574
Archaea Energy, Inc. (a)	14,300	222,079
Ardmore Shipping Corp. (a)	8,600	59,942
Berry Corp.	18,900	144,018
Brigham Minerals, Inc. Class A	12,200	300,486
California Resources Corp.	18,800	723,800
Callon Petroleum Co. (a)	11,700	458,640
Centennial Resource Development, Inc. Class A (a)	49,400	295,412
Centrus Energy Corp. Class A (a)	2,200	54,450
Cheniere Energy, Inc.	62,459	8,308,921
Chesapeake Energy Corp. (b)	31,443	2,550,027
Civitas Resources, Inc.	17,746	927,938
Clean Energy Fuels Corp. (a)	40,700	182,336
CNX Resources Corp. (a)	48,181	793,059
Comstock Resources, Inc. (a)	21,600	260,928
CONSOL Energy, Inc. (a)	8,425	416,027
Continental Resources, Inc.	9,050	591,418
Crescent Energy Co. Class A (b)	8,479	105,818
CVR Energy, Inc.	7,300	244,550
Delek US Holdings, Inc.	17,004	439,383
Denbury, Inc. (a)	12,100	725,879
DHT Holdings, Inc.	35,071	214,985
Dorian LPG, Ltd.	8,158	124,002
DTE Midstream LLC	23,300	1,142,166
Earthstone Energy, Inc. Class A (a) (b)	10,485	143,120
Empire Petroleum Corp. (a)	1,800	21,366
Energy Fuels, Inc. (a) (b)	36,401	178,729
Enviva, Inc.	7,500	429,150
EQT Corp.	89,496	3,078,662
Equitrans Midstream Corp.	99,140	630,530
Excelerate Energy, Inc. Class A (a)	4,400	87,648
FLEX LNG, Ltd. (a) (b)	6,800	186,252
Frontline, Ltd. (a)	30,700	272,002
Gevo, Inc. (a) (b)	51,600	121,260
Golar LNG, Ltd. (a)	24,455	556,351
Green Plains, Inc. (a) (b)	12,738	346,091
Gulfport Energy Corp. (a)	2,900	230,579
HF Sinclair Corp.	36,300	1,639,308
HighPeak Energy, Inc.	1,200	30,744
International Seaways, Inc.	12,018	254,782
Kinetik Holdings, Inc. Class A (b)	4,000	136,560
Kosmos Energy, Ltd. (a)	110,200	682,138
Laredo Petroleum, Inc. (a)	4,100	282,654
Magnolia Oil & Gas Corp. Class A	40,100	841,699
Matador Resources Co.	26,802	1,248,705
Murphy Oil Corp.	35,300	1,065,707
NACCO Industries, Inc. Class A	1,000	37,900
New Fortress Energy, Inc. (b)	11,800	466,926
Security Description	Shares	Value
NextDecade Corp. (a)	7,100	$ 31,524
Nordic American Tankers, Ltd.	41,140	87,628
Northern Oil and Gas, Inc.	15,800	399,108
Oasis Petroleum, Inc.	4,800	583,920
Ovintiv, Inc.	63,667	2,813,445
Par Pacific Holdings, Inc. (a)	11,189	174,437
PBF Energy, Inc. Class A (a)	23,152	671,871
PDC Energy, Inc.	22,891	1,410,315
Peabody Energy Corp. (a) (b)	28,503	607,969
Range Resources Corp. (a)	63,672	1,575,882
Ranger Oil Corp. Class A (a)	5,319	174,836
REX American Resources Corp. (a)	1,435	121,688
Riley Exploration Permian, Inc. (b)	3,000	72,540
Ring Energy, Inc. (a)	20,400	54,264
SandRidge Energy, Inc. (a)	7,600	119,092
Scorpio Tankers, Inc.	11,799	407,184
SFL Corp., Ltd.	27,600	261,924
SilverBow Resources, Inc. (a)	2,800	79,408
Sitio Royalties Corp.	2,800	64,904
SM Energy Co.	29,056	993,425
Southwestern Energy Co. (a)	274,049	1,712,806
Talos Energy, Inc. (a)	15,900	245,973
Targa Resources Corp.	54,507	3,252,433
Teekay Corp. (a)	13,200	38,016
Teekay Tankers, Ltd. Class A (a)	6,000	105,780
Tellurian, Inc. (a) (b)	123,227	367,216
Texas Pacific Land Corp.	1,381	2,054,956
Uranium Energy Corp. (a) (b)	68,100	209,748
Ur-Energy, Inc. (a) (b)	39,000	41,340
VAALCO Energy, Inc.	14,500	100,630
Vertex Energy, Inc. (a)	12,400	130,448
W&T Offshore, Inc. (a)	23,800	102,816
Whiting Petroleum Corp.	9,602	653,224
World Fuel Services Corp.	14,635	299,432
		55,905,978
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	3,907	131,393
Glatfelter Corp.	11,100	76,368
Louisiana-Pacific Corp.	19,718	1,033,420
Neenah, Inc.	4,345	148,338
Resolute Forest Products, Inc. (a)	10,900	139,084
Sylvamo Corp.	8,800	287,584
		1,816,187
PERSONAL PRODUCTS — 0.4%
Beauty Health Co. (a) (b)	23,900	307,354
BellRing Brands, Inc. (a)	27,822	692,490
Coty, Inc. Class A (a)	84,900	680,049
Edgewell Personal Care Co.	13,179	454,939
elf Beauty, Inc. (a)	11,900	365,092
Herbalife Nutrition, Ltd. (a) (b)	24,076	492,354
Honest Co., Inc. (a)	20,200	58,984
Inter Parfums, Inc.	4,370	319,272

See accompanying notes to financial statements.
179

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Medifast, Inc.	2,726	$ 492,070
Nature's Sunshine Products, Inc. (a)	2,400	25,608
Nu Skin Enterprises, Inc. Class A	11,858	513,451
Olaplex Holdings, Inc. (a) (b)	30,500	429,745
Thorne HealthTech, Inc. (a)	2,600	12,584
USANA Health Sciences, Inc. (a)	2,604	188,426
Veru, Inc. (a) (b)	16,000	180,800
		5,213,218
PHARMACEUTICALS — 1.3%
Aclaris Therapeutics, Inc. (a)	14,437	201,541
Aerie Pharmaceuticals, Inc. (a) (b)	12,000	90,000
Amneal Pharmaceuticals, Inc. (a)	23,690	75,334
Amphastar Pharmaceuticals, Inc. (a)	9,327	324,486
Amylyx Pharmaceuticals, Inc. (a) (b)	3,200	61,632
ANI Pharmaceuticals, Inc. (a)	3,133	92,956
Arvinas, Inc. (a)	11,796	496,494
Atea Pharmaceuticals, Inc. (a)	19,000	134,900
Athira Pharma, Inc. (a) (b)	7,900	24,095
Axsome Therapeutics, Inc. (a) (b)	7,100	271,930
Cara Therapeutics, Inc. (a)	11,300	103,169
Cassava Sciences, Inc. (a) (b)	9,000	253,080
CinCor Pharma, Inc. (a)	2,600	48,984
Collegium Pharmaceutical, Inc. (a) (b)	8,467	150,035
Corcept Therapeutics, Inc. (a)	20,484	487,110
DICE Therapeutics, Inc. (a)	7,200	111,744
Edgewise Therapeutics, Inc. (a) (b)	8,641	68,782
Elanco Animal Health, Inc. (a)	109,656	2,152,547
Endo International PLC (a) (b)	53,600	24,962
Esperion Therapeutics, Inc. (a) (b)	16,200	103,032
Evolus, Inc. (a) (b)	9,000	104,400
EyePoint Pharmaceuticals, Inc. (a) (b)	5,400	42,498
Fulcrum Therapeutics, Inc. (a) (b)	6,500	31,850
Harmony Biosciences Holdings, Inc. (a)	6,300	307,251
Innoviva, Inc. (a)	15,353	226,610
Intra-Cellular Therapies, Inc. (a)	22,125	1,262,895
Jazz Pharmaceuticals PLC (a)	14,706	2,294,283
Liquidia Corp. (a)	11,600	50,576
Nektar Therapeutics (a) (b)	41,200	156,560
NGM Biopharmaceuticals, Inc. (a)	9,460	121,277
Nuvation Bio, Inc. (a) (b)	32,000	103,680
Ocular Therapeutix, Inc. (a) (b)	18,200	73,164
Pacira BioSciences, Inc. (a)	10,837	631,797
Security Description	Shares	Value
Perrigo Co. PLC	32,400	$ 1,314,468
Phathom Pharmaceuticals, Inc. (a) (b)	4,200	35,448
Phibro Animal Health Corp. Class A	4,900	93,737
Prestige Consumer Healthcare, Inc. (a)	12,216	718,301
Provention Bio, Inc. (a) (b)	11,800	47,200
Reata Pharmaceuticals, Inc. Class A (a) (b)	6,736	204,707
Relmada Therapeutics, Inc. (a)	5,900	112,041
Revance Therapeutics, Inc. (a)	17,074	235,963
Royalty Pharma PLC Class A	90,442	3,802,182
SIGA Technologies, Inc. (b)	11,800	136,644
Supernus Pharmaceuticals, Inc. (a)	12,300	355,716
Tarsus Pharmaceuticals, Inc. (a)	4,600	67,160
Theravance Biopharma, Inc. (a)	15,804	143,184
Theseus Pharmaceuticals, Inc. (a)	2,500	13,825
Tricida, Inc. (a)	8,100	78,408
Ventyx Biosciences, Inc. (a) (b)	4,900	59,927
Xeris Biopharma Holdings, Inc. (a)	30,500	46,970
		18,149,535
PROFESSIONAL SERVICES — 2.2%
Alight, Inc. Class A (a)	81,800	552,150
ASGN, Inc. (a)	11,835	1,068,109
Atlas Technical Consultants, Inc. (a)	3,100	16,306
Barrett Business Services, Inc.	1,639	119,434
Booz Allen Hamilton Holding Corp.	32,452	2,932,363
CACI International, Inc. Class A (a)	5,571	1,569,796
CBIZ, Inc. (a)	11,500	459,540
Clarivate PLC (a)	118,000	1,635,480
CoStar Group, Inc. (a)	96,889	5,853,065
CRA International, Inc.	1,745	155,864
Dun & Bradstreet Holdings, Inc. (a)	61,962	931,289
Exponent, Inc.	12,509	1,144,198
First Advantage Corp. (a)	14,000	177,380
Forrester Research, Inc. (a)	2,600	124,384
Franklin Covey Co. (a)	3,283	151,609
FTI Consulting, Inc. (a)	8,208	1,484,417
Heidrick & Struggles International, Inc.	4,700	152,092
HireRight Holdings Corp. (a)	5,200	73,892
Huron Consulting Group, Inc. (a)	5,131	333,464
ICF International, Inc.	4,512	428,640
Insperity, Inc.	8,610	859,536
KBR, Inc.	33,626	1,627,162
Kelly Services, Inc. Class A	8,095	160,524
Kforce, Inc.	4,854	297,744

See accompanying notes to financial statements.
180

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Korn Ferry	12,957	$ 751,765
Legalzoom.com, Inc. (a) (b)	23,800	261,562
ManpowerGroup, Inc.	12,735	973,081
ManTech International Corp. Class A	7,258	692,776
Planet Labs PBC (a)	37,800	163,674
Red Violet, Inc. (a)	2,300	43,792
Resources Connection, Inc.	7,600	154,812
Science Applications International Corp.	13,482	1,255,174
Skillsoft Corp. (a)	19,200	67,584
Spire Global, Inc. (a)	24,100	27,956
Sterling Check Corp. (a) (b)	5,700	92,967
TransUnion	47,462	3,796,486
TriNet Group, Inc. (a)	9,100	706,342
TrueBlue, Inc. (a)	8,807	157,645
Upwork, Inc. (a)	28,824	596,080
Willdan Group, Inc. (a)	2,771	76,424
		32,126,558
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Anywhere Real Estate, Inc. (a)	27,295	268,310
Compass, Inc. Class A (a)	62,800	226,708
Cushman & Wakefield PLC (a)	38,306	583,783
DigitalBridge Group, Inc. REIT (a)	142,918	697,440
Doma Holdings, Inc. (a)	25,000	25,750
Douglas Elliman, Inc.	16,298	78,067
eXp World Holdings, Inc. (b)	16,500	194,205
Forestar Group, Inc. (a)	4,506	61,687
FRP Holdings, Inc. (a)	1,889	114,001
Howard Hughes Corp. (a)	9,838	669,476
Jones Lang LaSalle, Inc. (a)	12,007	2,099,544
Kennedy-Wilson Holdings, Inc.	28,057	531,400
Marcus & Millichap, Inc.	5,746	212,545
Newmark Group, Inc. Class A	36,612	354,038
Offerpad Solutions, Inc. (a)	13,800	30,084
Opendoor Technologies, Inc. (a) (b)	112,800	531,288
RE/MAX Holdings, Inc. Class A	3,700	90,724
Redfin Corp. (a) (b)	26,000	214,240
RMR Group, Inc. Class A	4,407	124,938
Seritage Growth Properties Class A REIT (a) (b)	10,838	56,466
St. Joe Co.	8,200	324,392
Stratus Properties, Inc. (a)	1,400	45,115
Tejon Ranch Co. (a)	5,400	83,808
WeWork, Inc. Class A (a) (b)	33,000	165,660
Zillow Group, Inc. Class A (a)	13,712	436,179
Zillow Group, Inc. Class C (a) (b)	41,114	1,305,370
		9,525,218
ROAD & RAIL — 1.5%
AMERCO	2,244	1,073,148
ArcBest Corp.	6,167	433,972
Avis Budget Group, Inc. (a)	7,172	1,054,858
Security Description	Shares	Value
Bird Global, Inc. Class A (a)	37,700	$ 16,437
Covenant Logistics Group, Inc.	3,445	86,435
Daseke, Inc. (a)	8,864	56,641
Heartland Express, Inc.	11,755	163,512
Hertz Global Holdings, Inc. (a)	57,400	909,216
Knight-Swift Transportation Holdings, Inc.	38,416	1,778,277
Landstar System, Inc.	8,958	1,302,672
Lyft, Inc. Class A (a)	75,610	1,004,101
Marten Transport, Ltd.	13,848	232,923
PAM Transportation Services, Inc. (a)	1,500	41,085
Ryder System, Inc.	11,939	848,385
Saia, Inc. (a)	6,355	1,194,740
Schneider National, Inc. Class B	13,100	293,178
TuSimple Holdings, Inc. Class A (a) (b)	34,000	245,820
Uber Technologies, Inc. (a)	466,272	9,539,925
Universal Logistics Holdings, Inc.	1,529	41,757
Werner Enterprises, Inc.	15,400	593,516
XPO Logistics, Inc. (a)	24,790	1,193,887
		22,104,485
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
ACM Research, Inc. Class A (a)	11,500	193,545
Allegro MicroSystems, Inc. (a)	11,700	242,073
Alpha & Omega Semiconductor, Ltd. (a)	5,287	176,269
Ambarella, Inc. (a)	8,629	564,854
Amkor Technology, Inc.	24,535	415,868
Atomera, Inc. (a) (b)	5,200	48,776
Axcelis Technologies, Inc. (a)	8,185	448,865
AXT, Inc. (a)	7,453	43,675
CEVA, Inc. (a)	5,871	197,031
Cirrus Logic, Inc. (a)	13,840	1,003,954
CMC Materials, Inc.	6,801	1,186,706
Cohu, Inc. (a)	11,891	329,975
Credo Technology Group Holding, Ltd. (a)	5,000	58,400
CyberOptics Corp. (a)	1,700	59,398
Diodes, Inc. (a)	10,692	690,382
Entegris, Inc.	33,451	3,081,841
First Solar, Inc. (a)	25,757	1,754,824
FormFactor, Inc. (a)	18,946	733,779
GLOBALFOUNDRIES, Inc. (a)	15,400	621,236
Ichor Holdings, Ltd. (a)	6,999	181,834
Impinj, Inc. (a) (b)	5,052	296,401
indie Semiconductor, Inc. Class A (a)	23,900	136,230
Kulicke & Soffa Industries, Inc. (b)	14,100	603,621
Lattice Semiconductor Corp. (a)	32,925	1,596,863
MACOM Technology Solutions Holdings, Inc. (a)	11,952	550,987
Marvell Technology, Inc.	209,291	9,110,437

See accompanying notes to financial statements.
181

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MaxLinear, Inc. (a)	17,096	$ 580,922
MKS Instruments, Inc.	13,475	1,382,939
NeoPhotonics Corp. (a)	12,600	198,198
Onto Innovation, Inc. (a)	11,857	826,907
PDF Solutions, Inc. (a)	7,529	161,949
Photronics, Inc. (a)	14,893	290,116
Power Integrations, Inc.	13,822	1,036,788
Rambus, Inc. (a)	26,501	569,506
Rigetti Computing, Inc. Class A (a) (b)	5,000	18,350
Rockley Photonics Holdings, Ltd. (a) (b)	21,300	46,434
Semtech Corp. (a)	14,800	813,556
Silicon Laboratories, Inc. (a)	8,667	1,215,287
SiTime Corp. (a)	3,835	625,220
SkyWater Technology, Inc. (a) (b)	1,600	9,632
SMART Global Holdings, Inc. (a) (b)	12,280	201,024
SunPower Corp. (a) (b)	19,255	304,422
Synaptics, Inc. (a)	9,490	1,120,295
Transphorm, Inc. (a) (b)	3,600	13,716
Ultra Clean Holdings, Inc. (a)	10,898	324,433
Universal Display Corp.	10,586	1,070,668
Veeco Instruments, Inc. (a)	12,108	234,895
Wolfspeed, Inc. (a)	27,901	1,770,318
		37,143,399
SOFTWARE — 10.3%
8x8, Inc. (a)	32,900	169,435
A10 Networks, Inc.	16,200	232,956
ACI Worldwide, Inc. (a)	27,286	706,435
Agilysys, Inc. (a)	4,857	229,590
Alarm.com Holdings, Inc. (a)	11,500	711,390
Alkami Technology, Inc. (a) (b)	8,600	119,454
Altair Engineering, Inc. Class A (a)	12,453	653,783
Alteryx, Inc. Class A (a) (b)	14,722	712,839
American Software, Inc. Class A	7,100	114,736
Amplitude, Inc. Class A (a)	13,500	192,915
Appfolio, Inc. Class A (a)	4,564	413,681
Appian Corp. (a) (b)	9,682	458,540
AppLovin Corp. Class A (a)	55,400	1,907,976
Arteris, Inc. (a)	3,700	25,789
Asana, Inc. Class A (a) (b)	18,200	319,956
Aspen Technology, Inc. (a)	6,762	1,242,044
Atlassian Corp. PLC Class A (a)	33,712	6,317,629
Avalara, Inc. (a)	21,340	1,506,604
Avaya Holdings Corp. (a) (b)	18,888	42,309
AvePoint, Inc. (a)	31,000	134,540
Benefitfocus, Inc. (a) (b)	4,941	38,441
Bentley Systems, Inc. Class B (b)	41,500	1,381,950
Bill.Com Holdings, Inc. (a) (b)	24,008	2,639,440
Black Knight, Inc. (a)	38,119	2,492,601
Blackbaud, Inc. (a)	11,133	646,493
Blackline, Inc. (a)	13,262	883,249
Security Description	Shares	Value
Blend Labs, Inc. Class A (a)	46,900	$ 110,684
Box, Inc. Class A (a)	31,327	787,561
BTRS Holdings, Inc. Class A (a)	22,300	111,054
C3.ai, Inc. Class A (a) (b)	16,500	301,290
CCC Intelligent Solutions Holdings, Inc. (a)	41,600	382,720
CDK Global, Inc.	28,328	1,551,525
Cerence, Inc. (a)	9,679	244,201
ChannelAdvisor Corp. (a)	7,800	113,724
Cipher Mining, Inc. (a)	12,900	17,673
Cleanspark, Inc. (a) (b)	9,200	36,064
Clear Secure, Inc. Class A (a)	14,700	294,000
CommVault Systems, Inc. (a)	10,420	655,418
Confluent, Inc. Class A (a)	30,700	713,468
Consensus Cloud Solutions, Inc. (a)	4,068	177,690
Couchbase, Inc. (a)	6,400	105,088
Coupa Software, Inc. (a)	18,568	1,060,233
Crowdstrike Holdings, Inc. Class A (a)	51,806	8,732,419
CS Disco, Inc. (a) (b)	5,600	101,024
Cvent Holding Corp. (a) (b)	21,500	99,330
Datadog, Inc. Class A (a)	63,762	6,072,693
Digimarc Corp. (a) (b)	3,140	44,400
Digital Turbine, Inc. (a)	22,386	391,083
DocuSign, Inc. (a)	48,649	2,791,480
Dolby Laboratories, Inc. Class A	15,724	1,125,209
Domo, Inc. Class B (a)	7,344	204,163
DoubleVerify Holdings, Inc. (a)	15,500	351,385
Dropbox, Inc. Class A (a)	69,042	1,449,192
Duck Creek Technologies, Inc. (a)	18,400	273,240
Dynatrace, Inc. (a)	49,000	1,932,560
E2open Parent Holdings, Inc. (a) (b)	47,400	368,772
Ebix, Inc.	6,098	103,056
eGain Corp. (a)	4,094	39,917
Elastic NV (a)	18,820	1,273,549
Enfusion, Inc. Class A (a)	8,200	83,722
EngageSmart, Inc. (a)	8,700	139,896
Envestnet, Inc. (a)	12,999	685,957
Everbridge, Inc. (a)	9,614	268,134
EverCommerce, Inc. (a)	7,900	71,416
Fair Isaac Corp. (a)	6,095	2,443,486
Five9, Inc. (a)	16,996	1,549,015
ForgeRock, Inc. Class A (a)	6,900	147,798
GTY Technology Holdings, Inc. (a)	9,800	61,348
Guidewire Software, Inc. (a)	20,574	1,460,548
HubSpot, Inc. (a)	11,204	3,368,483
Informatica, Inc. Class A (a)	9,100	189,007
Instructure Holdings, Inc. (a)	4,100	93,070
Intapp, Inc. (a)	3,000	43,920
InterDigital, Inc.	7,373	448,278
IronNet, Inc. (a) (b)	14,100	31,161
Jamf Holding Corp. (a) (b)	16,000	396,320
Kaleyra, Inc. (a)	9,600	19,584

See accompanying notes to financial statements.
182

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
KnowBe4, Inc. Class A (a)	17,000	$ 265,540
Latch, Inc. (a)	15,900	18,126
LivePerson, Inc. (a)	17,100	241,794
LiveRamp Holdings, Inc. (a)	16,101	415,567
Mandiant, Inc. (a)	56,647	1,236,038
Manhattan Associates, Inc. (a)	15,228	1,745,129
Marathon Digital Holdings, Inc. (a) (b)	24,800	132,432
Matterport, Inc. (a)	53,600	196,176
MeridianLink, Inc. (a)	5,200	86,840
MicroStrategy, Inc. Class A (a) (b)	2,235	367,211
Mitek Systems, Inc. (a)	9,661	89,268
Model N, Inc. (a) (b)	8,356	213,746
Momentive Global, Inc. (a)	32,626	287,109
N-Able, Inc. (a)	16,452	148,068
nCino, Inc. (a) (b)	14,200	439,064
NCR Corp. (a)	30,667	954,050
New Relic, Inc. (a)	12,531	627,177
Nutanix, Inc. Class A (a)	51,447	752,670
Olo, Inc. Class A (a)	21,700	214,179
ON24, Inc. (a)	9,900	93,951
OneSpan, Inc. (a)	9,897	117,774
Pagerduty, Inc. (a) (b)	20,498	507,940
Palantir Technologies, Inc. Class A (a)	445,800	4,043,406
Palo Alto Networks, Inc. (a)	23,868	11,789,360
Paycor HCM, Inc. (a) (b)	11,400	296,400
Paylocity Holding Corp. (a)	9,597	1,673,909
Pegasystems, Inc.	10,336	494,474
Ping Identity Holding Corp. (a)	18,600	337,404
Procore Technologies, Inc. (a)	17,200	780,708
Progress Software Corp.	10,438	472,841
PROS Holdings, Inc. (a)	9,900	259,677
Q2 Holdings, Inc. (a)	13,638	526,018
Qualys, Inc. (a)	9,295	1,172,471
Rapid7, Inc. (a)	14,025	936,870
Rimini Street, Inc. (a)	11,500	69,115
RingCentral, Inc. Class A (a)	20,778	1,085,858
Riot Blockchain, Inc. (a) (b)	29,214	122,407
SailPoint Technologies Holding, Inc. (a)	22,203	1,391,684
Sapiens International Corp. NV	8,500	205,615
SecureWorks Corp. Class A (a)	1,895	20,580
SentinelOne, Inc. Class A (a)	42,200	984,526
ShotSpotter, Inc. (a)	1,800	48,438
Smartsheet, Inc. Class A (a)	30,855	969,773
Spartacus Acquisition Corp. (a)	9,200	20,884
Splunk, Inc. (a)	39,703	3,512,127
Sprout Social, Inc. Class A (a)	11,147	647,306
SPS Commerce, Inc. (a)	8,797	994,501
Sumo Logic, Inc. (a)	20,615	154,406
Telos Corp. (a)	13,500	109,080
Tenable Holdings, Inc. (a)	26,600	1,207,906
Teradata Corp. (a)	25,175	931,727
Trade Desk, Inc. Class A (a)	108,176	4,531,493
Security Description	Shares	Value
UiPath, Inc. Class A (a)	92,000	$ 1,673,480
Unity Software, Inc. (a) (b)	51,300	1,888,866
Upland Software, Inc. (a)	6,900	100,188
UserTesting, Inc. (a) (b)	10,100	50,702
Varonis Systems, Inc. (a)	26,079	764,636
Verint Systems, Inc. (a)	15,429	653,418
Veritone, Inc. (a) (b)	7,500	48,975
Viant Technology, Inc. Class A (a)	2,200	11,176
VMware, Inc. Class A	51,493	5,869,172
Vonage Holdings Corp. (a)	62,100	1,169,964
Weave Communications, Inc. (a)	1,400	4,256
WM Technology, Inc. (a) (b)	14,200	46,718
Workday, Inc. Class A (a)	47,994	6,699,003
Workiva, Inc. (a)	11,500	758,885
Xperi Holding Corp.	25,236	364,155
Yext, Inc. (a) (b)	26,807	128,137
Zendesk, Inc. (a)	29,935	2,217,285
Zeta Global Holdings Corp. Class A (a)	10,100	45,652
Zoom Video Communications, Inc. Class A (a)	62,225	6,718,433
Zscaler, Inc. (a)	20,529	3,069,291
Zuora, Inc. Class A (a) (b)	26,500	237,175
		149,272,163
SPECIALTY RETAIL — 2.0%
Aaron's Co., Inc.	7,448	108,368
Abercrombie & Fitch Co. Class A (a)	11,742	198,675
Academy Sports & Outdoors, Inc.	20,200	717,908
American Eagle Outfitters, Inc. (b)	37,328	417,327
America's Car-Mart, Inc. (a)	1,551	156,031
Arko Corp.	20,000	163,200
Asbury Automotive Group, Inc. (a)	5,402	914,775
AutoNation, Inc. (a)	9,669	1,080,607
Bed Bath & Beyond, Inc. (a) (b)	19,546	97,144
Big 5 Sporting Goods Corp. (b)	4,900	54,929
Boot Barn Holdings, Inc. (a)	7,100	489,261
Buckle, Inc.	7,087	196,239
Build-A-Bear Workshop, Inc.	3,400	55,828
Burlington Stores, Inc. (a)	16,214	2,208,833
Caleres, Inc.	9,090	238,522
Camping World Holdings, Inc. Class A (b)	9,727	210,006
Carvana Co. (a) (b)	25,695	580,193
Cato Corp. Class A	5,200	60,372
Chico's FAS, Inc. (a)	30,753	152,842
Children's Place, Inc. (a)	3,442	133,963
Citi Trends, Inc. (a) (b)	1,700	40,205
Conn's, Inc. (a) (b)	3,722	29,850
Container Store Group, Inc. (a)	9,373	58,394

See accompanying notes to financial statements.
183

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Designer Brands, Inc. Class A (b)	13,756	$ 179,653
Destination XL Group, Inc. (a) (b)	13,800	46,782
Dick's Sporting Goods, Inc. (b)	13,382	1,008,601
EVgo, Inc. (a) (b)	17,600	105,776
Express, Inc. (a)	18,900	37,044
Five Below, Inc. (a)	13,224	1,499,998
Floor & Decor Holdings, Inc. Class A (a)	25,356	1,596,414
Foot Locker, Inc.	19,731	498,208
GameStop Corp. Class A (a) (b)	16,306	1,994,224
Gap, Inc.	48,700	401,288
Genesco, Inc. (a)	3,105	154,971
Group 1 Automotive, Inc.	3,908	663,578
GrowGeneration Corp. (a) (b)	13,400	48,106
Guess?, Inc.	8,400	143,220
Haverty Furniture Cos., Inc. (b)	3,305	76,610
Hibbett, Inc.	3,134	136,987
JOANN, Inc. (b)	2,500	19,375
Leslie's, Inc. (a) (b)	38,771	588,544
Lithia Motors, Inc.	6,929	1,904,158
LL Flooring Holdings, Inc. (a)	5,859	54,899
MarineMax, Inc. (a)	5,276	190,569
Monro, Inc.	7,998	342,954
Murphy USA, Inc.	5,270	1,227,225
National Vision Holdings, Inc. (a)	19,725	542,438
ODP Corp. (a)	10,718	324,112
OneWater Marine, Inc. Class A (a)	2,500	82,625
Party City Holdco, Inc. (a)	26,700	35,244
Penske Automotive Group, Inc.	6,789	710,740
Petco Health & Wellness Co., Inc. (a) (b)	19,700	290,378
Rent-A-Center, Inc.	12,754	248,065
RH (a)	4,160	883,002
Sally Beauty Holdings, Inc. (a)	26,148	311,684
Shoe Carnival, Inc.	4,100	88,601
Signet Jewelers, Ltd.	11,400	609,444
Sleep Number Corp. (a) (b)	5,117	158,371
Sonic Automotive, Inc. Class A	4,736	173,480
Sportsman's Warehouse Holdings, Inc. (a)	10,270	98,489
Tile Shop Holdings, Inc.	7,600	23,332
Tilly's, Inc. Class A	7,037	49,400
Torrid Holdings, Inc. (a) (b)	3,500	15,120
TravelCenters of America, Inc. (a)	2,900	99,963
Urban Outfitters, Inc. (a)	15,450	288,297
Victoria's Secret & Co. (a)	20,100	562,197
Volta, Inc. (a) (b)	26,100	33,930
Warby Parker, Inc. Class A (a)	20,100	226,326
Williams-Sonoma, Inc. (b)	16,880	1,872,836
Winmark Corp.	645	126,143
Security Description	Shares	Value
Zumiez, Inc. (a)	4,000	$ 104,000
		29,240,873
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	31,365	304,241
Avid Technology, Inc. (a)	8,897	230,877
Corsair Gaming, Inc. (a) (b)	9,100	119,483
Dell Technologies, Inc. Class C	65,970	3,048,474
Diebold Nixdorf, Inc. (a) (b)	15,936	36,175
Eastman Kodak Co. (a) (b)	12,300	57,072
IonQ, Inc. (a)	30,600	134,028
Pure Storage, Inc. Class A (a)	69,375	1,783,631
Super Micro Computer, Inc. (a)	11,015	444,455
Turtle Beach Corp. (a) (b)	3,100	37,913
Xerox Holdings Corp.	27,200	403,920
		6,600,269
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Allbirds, Inc. Class A (a)	24,100	94,713
Capri Holdings, Ltd. (a)	34,791	1,426,779
Carter's, Inc. (b)	9,460	666,741
Columbia Sportswear Co.	8,720	624,177
Crocs, Inc. (a)	14,320	696,954
Deckers Outdoor Corp. (a)	6,540	1,669,989
Ermenegildo Zegna Holditalia SpA (b)	11,300	119,215
Fossil Group, Inc. (a)	10,700	55,319
G-III Apparel Group, Ltd. (a)	10,481	212,031
Hanesbrands, Inc.	84,300	867,447
Kontoor Brands, Inc.	13,600	453,832
Lululemon Athletica, Inc. (a)	27,504	7,497,865
Movado Group, Inc.	4,261	131,793
Oxford Industries, Inc.	3,630	322,126
PLBY Group, Inc. (a) (b)	6,700	42,880
Rocky Brands, Inc.	1,905	65,113
Skechers U.S.A., Inc. Class A (a)	32,334	1,150,444
Steven Madden, Ltd.	18,813	605,967
Superior Group of Cos., Inc.	3,500	62,125
Under Armour, Inc. Class A (a)	46,300	385,679
Under Armour, Inc. Class C (a)	51,800	392,644
Unifi, Inc. (a)	3,610	50,756
Wolverine World Wide, Inc.	19,580	394,733
		17,989,322
THRIFTS & MORTGAGE FINANCE — 0.7%
Axos Financial, Inc. (a)	14,232	510,217
Blue Foundry Bancorp (a) (b)	7,300	87,527
Bridgewater Bancshares, Inc. (a)	5,650	91,191
Capitol Federal Financial, Inc.	30,300	278,154
Columbia Financial, Inc. (a)	9,900	215,919
Enact Holdings, Inc.	6,800	146,064
Essent Group, Ltd.	24,544	954,762
Federal Agricultural Mortgage Corp. Class C	2,332	227,720

See accompanying notes to financial statements.
184

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Finance Of America Cos., Inc. Class A (a)	1,800	$ 2,826
Flagstar Bancorp, Inc.	12,925	458,191
Greene County Bancorp, Inc.	800	36,232
Hingham Institution for Savings	368	104,427
Home Bancorp, Inc.	2,100	71,673
Home Point Capital, Inc. (b)	8,300	32,536
Kearny Financial Corp.	15,851	176,105
Luther Burbank Corp.	4,900	63,945
Merchants Bancorp	3,650	82,746
MGIC Investment Corp.	74,289	936,041
Mr Cooper Group, Inc. (a)	17,460	641,480
New York Community Bancorp, Inc. (b)	110,523	1,009,075
NMI Holdings, Inc. Class A (a)	20,265	337,412
Northfield Bancorp, Inc.	12,180	158,705
Northwest Bancshares, Inc.	28,876	369,613
PCSB Financial Corp.	3,696	70,557
PennyMac Financial Services, Inc.	7,097	310,210
Pioneer Bancorp, Inc. (a) (b)	2,400	23,520
Provident Bancorp, Inc.	3,114	48,890
Provident Financial Services, Inc.	17,656	393,023
Radian Group, Inc.	41,354	812,606
Rocket Cos., Inc. Class A	28,200	207,552
Southern Missouri Bancorp, Inc.	2,300	104,098
Sterling Bancorp, Inc. (a)	3,500	19,950
TFS Financial Corp.	11,217	154,009
TrustCo Bank Corp.	5,019	154,786
UWM Holdings Corp. (b)	19,600	69,384
Velocity Financial, Inc. (a) (b)	1,600	17,584
Walker & Dunlop, Inc.	7,340	707,136
Waterstone Financial, Inc.	5,100	86,955
WSFS Financial Corp.	15,424	618,348
		10,791,169
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	33,900	72,207
Turning Point Brands, Inc.	3,400	92,242
Universal Corp.	5,741	347,331
Vector Group, Ltd.	35,196	369,558
		881,338
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	25,456	850,994
Alta Equipment Group, Inc. (a)	3,600	32,292
Applied Industrial Technologies, Inc.	9,201	884,860
Beacon Roofing Supply, Inc. (a)	13,103	672,970
BlueLinx Holdings, Inc. (a)	2,300	153,663
Boise Cascade Co.	9,501	565,214
Core & Main, Inc. Class A (a)	14,800	330,040
Custom Truck One Source, Inc. (a) (b)	14,600	81,760
Distribution Solutions Group, Inc. (a)	1,353	69,531
Security Description	Shares	Value
DXP Enterprises, Inc. (a)	4,300	$ 131,709
GATX Corp.	8,431	793,863
Global Industrial Co.	3,600	121,572
GMS, Inc. (a)	10,200	453,900
H&E Equipment Services, Inc.	8,200	237,554
Herc Holdings, Inc.	6,238	562,356
Hudson Technologies, Inc. (a)	9,200	69,092
Karat Packaging, Inc. (a)	900	15,354
McGrath RentCorp	5,900	448,400
MRC Global, Inc. (a)	19,000	189,240
MSC Industrial Direct Co., Inc. Class A	11,199	841,157
NOW, Inc. (a)	25,519	249,576
Rush Enterprises, Inc. Class A	9,750	469,950
Rush Enterprises, Inc. Class B	2,100	104,181
SiteOne Landscape Supply, Inc. (a)	10,933	1,299,606
Textainer Group Holdings, Ltd.	10,765	295,069
Titan Machinery, Inc. (a)	4,600	103,086
Transcat, Inc. (a)	1,700	96,577
Triton International, Ltd.	15,331	807,177
Univar Solutions, Inc. (a)	40,488	1,006,936
Veritiv Corp. (a)	3,591	389,803
Watsco, Inc.	8,003	1,911,276
WESCO International, Inc. (a)	11,008	1,178,957
		15,417,715
WATER UTILITIES — 0.4%
American States Water Co.	8,901	725,520
Artesian Resources Corp. Class A	2,351	115,599
California Water Service Group	12,889	715,984
Essential Utilities, Inc.	55,939	2,564,803
Global Water Resources, Inc.	3,800	50,198
Middlesex Water Co.	4,223	370,273
Pure Cycle Corp. (a)	6,300	66,402
SJW Group	6,187	386,131
York Water Co.	3,200	129,376
		5,124,286
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	12,810	207,394
KORE Group Holdings, Inc. (a) (b)	5,500	16,885
Shenandoah Telecommunications Co.	11,250	249,750
Telephone & Data Systems, Inc.	24,100	380,539
United States Cellular Corp. (a)	3,435	99,477
		954,045
TOTAL COMMON STOCKS (Cost $1,598,812,839)		1,421,114,947
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc. (CVR) (a) (b)	85	161

See accompanying notes to financial statements.
185

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Progenic Pharmaceuticals, Inc. (CVR) (a)	13,803	$ 590
Tobira Therapeutics, Inc. (CVR) (a)	200	2,834
TOTAL RIGHTS (Cost $186)		3,585
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f) (g)	15,927,499	15,925,907
State Street Navigator Securities Lending Portfolio II (h) (i)	52,734,805	52,734,805
TOTAL SHORT-TERM INVESTMENTS (Cost $68,659,477)		68,660,712
TOTAL INVESTMENTS — 103.2% (Cost $1,667,472,502)		1,489,779,244
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(46,302,940)
NET ASSETS — 100.0%		$ 1,443,476,304

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Index (long)	37	09/16/2022	$8,891,349	$ 8,391,611	$(499,738)
E-Mini Russell 2000 Index (long)	89	09/16/2022	8,009,210	7,600,600	(408,610)
					$(908,348)

During the period ended June 30, 2022, average notional value related to futures contracts was $14,790,442.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks30,405	$1,421,075,838	$ 8,704	$ 0(a)	$ 1,421,114,947
Rights	—	3,585	—	3,585
Short-Term Investments	68,660,712	—	—	68,660,712
TOTAL INVESTMENTS	$1,489,736,550	$12,289	$ 0	$1,489,779,244
See accompanying notes to financial statements.
186

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$ (908,348)	$ —	$—	$ (908,348)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (908,348)	$ —	$—	$ (908,348)
(a)	The Portfolio held a Level 3 security that was valued at $0 at June 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,686,484	$14,687,953	$225,657,432	$225,719,877	$(1,180)	$1,235	15,927,499	$15,925,907	$ 32,740
State Street Navigator Securities Lending Portfolio II	68,084,095	68,084,095	203,307,185	218,656,475	—	—	52,734,805	52,734,805	329,224
Total		$82,772,048	$428,964,617	$444,376,352	$(1,180)	$1,235		$68,660,712	$361,964
See accompanying notes to financial statements.
187

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$1,998,647,144	$4,204,456,610	$ 1,421,118,532
Investments in affiliated issuers, at value	189,475,081	232,163,808	68,660,712
Total Investments	2,188,122,225	4,436,620,418	1,489,779,244
Foreign currency, at value	—	24,599,685	—
Net cash at broker	—	12,828,205	1,755,308
Cash	—	—	299,369
Receivable for investments sold	53,495,926	387,572	542,843
Receivable for fund shares sold	—	19,602,096	60,648,807
Dividends receivable — unaffiliated issuers	—	10,606,651	1,282,761
Dividends receivable — affiliated issuers	80,147	148,298	2,568
Interest receivable — unaffiliated issuers	9,740,824	—	—
Securities lending income receivable — unaffiliated issuers	1,883	48,289	48,146
Securities lending income receivable — affiliated issuers	18,736	51,845	97,136
Receivable for foreign taxes recoverable	2,774	4,805,971	—
Other Receivable	439	—	—
TOTAL ASSETS	2,251,462,954	4,509,699,030	1,554,456,182
LIABILITIES
Due to broker	210,000	—	—
Due to custodian	100,262	42,024	—
Payable upon return of securities loaned	125,248,986	70,542,952	52,734,805
Payable for investments purchased	43,511,718	352,881	57,149,336
Payable for fund shares repurchased	73,933,800	27,000,000	—
Payable to broker – accumulated variation margin on open futures contracts	—	3,020,219	908,066
Deferred foreign taxes payable	—	2,582,469	—
Custodian, sub-administration and transfer agent fees payable	139,062	291,557	93,043
Custodian fees payable	11,320	614,777	15,329
Registration and filing fees payable	1,399	1,391	2,308
Professional fees payable	34,596	25,434	30,447
Printing and postage fees payable	24,605	52,511	17,793
Accrued expenses and other liabilities	4,240	18,949	28,751
TOTAL LIABILITIES	243,219,988	104,545,164	110,979,878
NET ASSETS	$2,008,242,966	$4,405,153,866	$1,443,476,304
NET ASSETS CONSIST OF:
Paid-in Capital	$2,243,903,060	$4,587,390,377	$1,659,723,361
Total distributable earnings (loss)**	(235,660,094)	(182,236,511)	(216,247,057)
NET ASSETS	$2,008,242,966	$4,405,153,866	$1,443,476,304
NET ASSET VALUE PER SHARE
Net asset value per share	$ 91.81	$ 99.74	$ 230.31
Shares of beneficial interest	21,873,746	44,166,824	6,267,636
Net Assets	$ —	$4,405,153,866	$ —
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,216,859,305	$4,347,001,057	$1,598,813,025
Investments in affiliated issuers	189,475,282	232,163,808	68,659,477
Total cost of investments	$2,406,334,587	$4,579,164,865	$1,667,472,502
Foreign currency, at cost	$ —	$ 24,774,729	$ —
* Includes investments in securities on loan, at value	$ 154,381,190	$ 100,863,703	$ 94,345,739
** Includes deferred foreign taxes	$ —	$ 2,567,843	$ —
See accompanying notes to financial statements.
188

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 20,000,929	$ —	$ 28,305
Dividend income — unaffiliated issuers	2,983	91,935,445	8,954,705
Dividend income — affiliated issuers	133,102	334,337	329,224
Unaffiliated securities lending income	17,295	254,173	418,563
Affiliated securities lending income	140,932	355,262	32,740
Foreign taxes withheld	(28)	(9,154,554)	(12,878)
TOTAL INVESTMENT INCOME (LOSS)	20,295,213	83,724,663	9,750,659
EXPENSES
Custodian, sub-administration and transfer agent fees	129,036	292,247	93,778
Custodian fees	10,938	696,702	12,542
Trustees’ fees and expenses	18,323	28,250	16,338
Registration and filing fees	35,928	54,313	35,536
Professional fees and expenses	30,708	40,291	25,935
Printing and postage fees	10,782	20,477	6,968
Insurance expense	3,090	7,116	2,464
Miscellaneous expenses	8,928	20,540	15,909
TOTAL EXPENSES	247,733	1,159,936	209,470
Expenses waived/reimbursed by the Adviser	(43,356)	—	—
NET EXPENSES	204,377	1,159,936	209,470
NET INVESTMENT INCOME (LOSS)	$ 20,090,836	$ 82,564,727	$ 9,541,189
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,167,689)	7,413,223	(24,189,167)
Investments — affiliated issuers	(36,070)	—	(1,180)
Foreign currency transactions	—	(17,985,892)	—
Futures contracts	—	(38,095,368)	(2,358,754)
Net realized gain (loss)	(15,203,759)	(48,668,037)	(26,549,101)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(234,654,903)	(1,008,864,521)	(465,229,515)
Investments — affiliated issuers	5,568	—	1,235
Foreign currency translations	—	(557,360)	—
Futures contracts	—	(4,229,437)	(1,196,385)
Net change in unrealized appreciation/depreciation	(234,649,335)	(1,013,651,318)	(466,424,665)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(249,853,094)	(1,062,319,355)	(492,973,766)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(229,762,258)	$ (979,754,628)	$(483,432,577)
* Includes foreign capital gain taxes	$ —	$ (14,626)	$ —
** Includes foreign deferred taxes	$ —	$ (2,567,843)	$ —
See accompanying notes to financial statements.
189

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,090,836	$ 27,871,116	$ 82,564,727	$ 101,620,160	$ 9,541,189	$ 13,537,893
Net realized gain (loss)	(15,203,759)	2,467,432	(48,668,037)	7,518,738	(26,549,101)	123,816,833
Net change in unrealized appreciation/depreciation	(234,649,335)	(54,323,406)	(1,013,651,318)	186,373,590	(466,424,665)	5,237,913
Net increase (decrease) in net assets resulting from operations	(229,762,258)	(23,984,858)	(979,754,628)	295,512,488	(483,432,577)	142,592,639
Distributions to shareholders	(18,142,578)	(34,362,489)	—	(117,603,601)	—	(219,927,786)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	354,079,922	1,014,306,203	783,660,469	1,749,857,744	340,171,669	616,237,779
Reinvestment of distributions	18,142,578	34,362,489	—	117,603,602	—	219,927,786
Cost of shares redeemed	(215,510,431)	(305,893,232)	(171,446,608)	(543,634,098)	(29,391,189)	(208,561,164)
Other Capital	—	—	(3,879)	—	—	160
Net increase (decrease) in net assets from capital transactions	156,712,069	742,775,460	612,209,982	1,323,827,248	310,780,480	627,604,561
Net increase (decrease) in net assets during the period	(91,192,767)	684,428,113	(367,544,646)	1,501,736,135	(172,652,097)	550,269,414
Net assets at beginning of period	2,099,435,733	1,415,007,620	4,772,698,512	3,270,962,377	1,616,128,401	1,065,858,987
NET ASSETS AT END OF PERIOD	$2,008,242,966	$2,099,435,733	$ 4,405,153,866	$4,772,698,512	$1,443,476,304	$1,616,128,401
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,666,375	9,706,095	6,884,320	14,131,624	1,262,934	1,725,291
Reinvestment of distributions	188,581	329,438	—	979,949	—	706,391
Shares redeemed	(2,281,848)	(2,931,004)	(1,548,954)	(4,374,525)	(104,564)	(574,686)
Net increase (decrease) from share transactions	1,573,108	7,104,529	5,335,366	10,737,048	1,158,370	1,856,996
See accompanying notes to financial statements.
190

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 103.42	$ 107.23	$ 102.60	$ 97.10	$ 100.00	$ 99.10
Income (loss) from investment operations:
Net investment income (loss) (b)	0.93	1.61	0.65	2.80	2.60	2.30
Net realized and unrealized gain (loss)	(11.71)	(3.46)	7.25	5.70	(2.80)	1.00
Total from investment operations	(10.78)	(1.85)	7.90	8.50	(0.20)	3.30
Contribution from Affiliate (Note 5)	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.83)	(1.96)	(2.67)	(3.00)	(2.70)	(2.40)
Net realized gains	—	—	(0.60)	—	—	—
Total distributions	(0.83)	(1.96)	(3.27)	(3.00)	(2.70)	(2.40)
Net asset value, end of period	$ 91.81	$ 103.42	$ 107.23	$ 102.60	$ 97.10	$ 100.00
Total return (d)	(10.46)%	(1.72)%	7.86%(e)	8.69%	(0.12)%	3.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,008,243	$2,099,436	$1,415,008	$1,033,578	$846,759	$687,541
Ratios to average net assets:
Total expenses	0.02%(f)	0.02%	0.03%	0.04%	0.04%	0.06%
Net expenses	0.02%(f)	0.01%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.95%(f)	1.55%	2.20%	2.76%	2.73%	2.31%
Portfolio turnover rate	11%(g)(h)	21%(h)	37%(h)	69%	90%	99%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
191

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 122.91	$ 116.43	$ 106.60	$ 90.20	$ 108.10	$ 87.30
Income (loss) from investment operations:
Net investment income (loss) (b)	1.96	3.09	2.28	3.20	3.00	2.60
Net realized and unrealized gain (loss)	(25.13)	6.56	9.49	16.40	(18.20)	21.20
Total from investment operations	(23.17)	9.65	11.77	19.60	(15.20)	23.80
Other capital	(0.00)(c)	—	(0.00)(c)	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.17)	(1.94)	(3.20)	(2.70)	(2.50)
Net realized gains	—	—	—	—	(0.00)(c)	(0.50)
Total distributions	—	(3.17)	(1.94)	(3.20)	(2.70)	(3.00)
Net asset value, end of period	$ 99.74	$ 122.91	$ 116.43	$ 106.60	$ 90.20	$ 108.10
Total return (d)	(18.85)%	8.37%	11.07%	21.70%	(13.99)%	27.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,405,154	$4,772,699	$3,270,962	$2,097,299	$1,907,599	$1,655,261
Ratios to average net assets:
Total expenses	0.05%(e)	0.05%	0.05%	0.06%	0.06%	0.06%
Net expenses	0.05%(e)	0.05%	0.05%	0.06%	0.06%	0.06%
Net investment income (loss)	3.53%(e)	2.48%	2.29%	3.19%	2.89%	2.59%
Portfolio turnover rate	1%(f)	2%	2%	28%	4%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
192

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 316.31	$ 327.73	$ 254.60	$ 206.20	$ 242.00	$ 213.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.70	3.50	3.01	3.60	3.80	3.40
Net realized and unrealized gain (loss)	(87.70)	36.64	79.67	54.20	(26.20)	35.20
Total from investment operations	(86.00)	40.14	82.68	57.80	(22.40)	38.60
Other capital	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.47)	(2.90)	(3.40)	(3.80)	(3.00)
Net realized gains	—	(48.09)	(6.65)	(6.00)	(9.60)	(6.60)
Total distributions	—	(51.56)	(9.55)	(9.40)	(13.40)	(9.60)
Net asset value, end of period	$ 230.31	$ 316.31	$ 327.73	$ 254.60	$ 206.20	$ 242.00
Total return (d)	(27.19)%	12.50%	32.46%	27.98%	(9.07)%	18.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,443,476	$1,616,128	$1,065,859	$749,202	$628,732	$464,870
Ratios to average net assets:
Total expenses	0.03%(e)	0.02%	0.03%	0.05%	0.05%	0.07%
Net expenses	0.03%(e)	0.02%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.27%(e)	0.96%	1.19%	1.48%	1.52%	1.46%
Portfolio turnover rate	9%(f)	28%	52%	51%	22%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
193

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2022
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	30.77%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	24.53%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	23.14%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
194

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures
195

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
196

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio
197

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2022, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$3,020,219	$—	$3,020,219
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	908,066	—	908,066
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	(38,095,368)	$—	(38,095,368)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	(2,358,754)	—	(2,358,754)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	(4,229,437)	$—	(4,229,437)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	(1,196,385)	—	(1,196,385)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets
198

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2023 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% and 0.045%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2023 except with the approval of the Funds’ Board.
SSGA FM is contractually obligated until April 30, 2023 to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with the approval of the Fund’s Board.
SSGA FM is contractually obligated until April 30, 2023 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
SSGA FM is contractually obligated until April 30, 2023, to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios' Board.
With respect to the State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended June 30, 2022, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
199

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and Portfolios, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedules of Investments.
The Adviser has agreed to make voluntary contributions to the State Street Aggregate Bond Index Fund and State Street Small/Mid Cap Equity Index Fund during the period ended June 30, 2022 in the amounts of $378,243 and $230,431, respectively, related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2022, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$403,100,688	$192,765,369	$ 93,009,286	$ 36,394,382
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	661,626,480	23,482,934
State Street Small/Mid Cap Equity Index Portfolio	—	—	447,616,589	131,752,540
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2022, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 694,413,799	$ —	$ 76,755,511	$ (76,755,511)
State Street Global All Cap Equity ex- U.S. Index Fund	1,198,267,406	—	117,028,458	(117,028,458)
State Street Small/Mid Cap Equity Index Fund	456,254,520	—	122,402,133	(122,402,133)
State Street Aggregate Bond Index Portfolio	2,406,753,013	554,694	219,185,482	(218,630,788)
State Street Global All Cap Equity ex- U.S. Index Portfolio	4,608,350,941	392,026,076	566,784,249	(174,758,173)
State Street Small/Mid Cap Equity Index Portfolio	1,701,964,310	86,529,039	299,622,453	(213,093,414)
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash
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collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 154,381,190	$ 125,248,986	$ 31,585,303	$ 156,834,289
State Street Global All Cap Equity ex- U.S. Index Portfolio	100,863,703	70,542,952	37,543,041	108,085,993
State Street Small/Mid Cap Equity Index Portfolio	94,345,739	52,734,805	46,337,719	99,072,524
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2022:
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$33,166,794	$—	$—	$—	$33,166,794	$33,166,794
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	6,849,593	—	—	—	6,849,593	6,849,593
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	4,573,539	—	—	—	4,573,539	4,573,539
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	80,659,060	—	—	—	80,659,060	80,659,060
State Street Global All Cap Equity Ex- U.S. Index Portfolio	Common Stocks	70,542,213	—	—	—	70,542,213	70,542,213
State Street Global All Cap Equity Ex- U.S. Index Portfolio	Rights	9	—	—	—	9	9
State Street Global All Cap Equity Ex- U.S. Index Portfolio	Warrants	730	—	—	—	730	730
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	52,734,710	—	—	—	52,734,710	52,734,710
State Street Small/Mid Cap Equity Index Portfolio	Rights	95	—	—	—	95	95
10.    Line of Credit
The Portfolios and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
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The Portfolios had no outstanding loans as of June 30, 2022.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Portfolio’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the
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resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.45%	$ 894.90	$ 2.11(a)	$1,022.60	$2.26(a)
Class I	0.20	896.00	0.94(a)	1,023.80	1.00(a)
Class K	0.00	896.90	0.00(a)	1,024.80	0.00(a)
State Street Global All Cap Equity Ex- U.S. Index Fund
Class A	0.47	809.50	2.11(a)	1,022.50	2.36(a)
Class I	0.15	810.70	0.67(a)	1,024.10	0.75(a)
Class K	0.02	811.30	0.09(a)	1,024.70	0.10(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.47	726.90	2.01(a)	1,022.50	2.36(a)
Class I	0.22	727.90	0.94(a)	1,023.70	1.10(a)
Class K	0.02	728.60	0.09(a)	1,024.70	0.10(a)
State Street Aggregate Bond Index Portfolio	0.02	895.40	0.09(b)	1,024.70	0.10(b)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.05	811.50	0.22(b)	1,024.50	0.25(b)
State Street Small/Mid Cap Equity Index Portfolio	0.03	1,000.00	0.15(b)	1,024.60	0.15(b)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds and Portfolios have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' and Portfolios' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's and Portfolio's liquidity risk, based on factors specific to the circumstances of the Fund and Portfolio. Liquidity risk is defined as the risk that a Fund and Portfolio could not meet redemption requests without significant dilution of remaining investors' interests in the Fund and Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's and Portfolio's prospectus for more information regarding the Fund's and Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Fund and Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds and Portfolios voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' and Portfolios' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ and Portfolios' Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2021, as applicable, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
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•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and Portfolios and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and Portfolios’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds and Portfolios;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and
208

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Funds and Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and Portfolios, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds and Portfolios by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s and Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.
209

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1-year period and was below the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period and was below its Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3- and 5-year periods.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
210

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
211

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSITCORESAR

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Common Stocks	95.6%
Warrants	2.8
Preferred Stocks	0.0 *
Rights	0.0 *
Short-Term Investments	1.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.6%
BRAZIL — 4.7%
Ambev SA	473,585	$ 1,213,519
Americanas SA	68,824	176,750
Atacadao SA	52,500	167,355
B3 SA - Brasil Bolsa Balcao	626,376	1,312,773
Banco Bradesco SA Preference Shares	536,643	1,765,054
Banco Bradesco SA	162,123	445,808
Banco BTG Pactual SA	122,048	520,684
Banco BTG Pactual SA Preference Shares	8	7
Banco do Brasil SA	86,898	554,677
Banco Santander Brasil SA	38,900	214,307
BB Seguridade Participacoes SA	71,237	353,634
Braskem SA Class A, Preference Shares	20,000	142,424
BRF SA (a)	57,111	148,417
CCR SA	127,169	304,703
Centrais Eletricas Brasileiras SA	107,757	951,988
Centrais Eletricas Brasileiras SA Class B, Preference Shares	26,800	239,329
Cia de Saneamento Basico do Estado de Sao Paulo	35,800	288,689
Cia Energetica de Minas Gerais Preference Shares	134,560	267,090
Cia Siderurgica Nacional SA	72,800	214,943
Cosan SA	124,800	434,340
CPFL Energia SA	22,100	130,501
Energisa SA	19,000	146,602
Engie Brasil Energia SA	21,487	169,695
Equatorial Energia SA	105,743	461,840
Gerdau SA Preference Shares	113,100	483,375
Hapvida Participacoes e Investimentos SA (b)	469,003	490,577
Hypera SA	43,300	314,972
Inter & Co., Inc. (a)	30	80
Itau Unibanco Holding SA Preference Shares	488,161	2,116,209
Itausa SA Preference Shares	471,731	752,323
Itausa SA	265	449
Klabin SA	75,607	292,050
Localiza Rent a Car SA	60,108	602,408
Lojas Renner SA	97,155	420,244
Magazine Luiza SA	323,376	144,700
Natura & Co. Holding SA	86,190	221,184
Petro Rio SA (a)	72,500	304,865
Petroleo Brasileiro SA Preference Shares	479,998	2,563,624
Petroleo Brasileiro SA	374,714	2,188,331
Raia Drogasil SA	107,800	395,789
Rede D'Or Sao Luiz SA (b)	38,400	212,801
Rumo SA	132,900	405,858
Suzano SA	76,024	722,377
Security Description	Shares	Value
Telefonica Brasil SA	49,955	$ 449,547
TIM SA	90,300	220,334
TOTVS SA	50,293	223,698
Ultrapar Participacoes SA	76,564	180,230
Vale SA	404,428	5,920,892
Vibra Energia SA	116,900	373,538
WEG SA	170,860	864,192
		31,489,776
CHILE — 0.5%
Banco de Chile	4,658,486	415,197
Banco de Credito e Inversiones SA	5,742	164,636
Banco Santander Chile	6,169,295	243,976
Cencosud SA	149,766	186,715
Cia Cervecerias Unidas SA	12,400	76,767
Cia Sud Americana de Vapores SA	1,555,842	136,160
Empresas CMPC SA	118,133	192,293
Empresas COPEC SA	36,529	263,967
Enel Americas SA	2,281,557	212,115
Enel Chile SA	3,038,792	67,304
Falabella SA	66,968	153,684
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,216	1,160,812
		3,273,626
CHINA — 32.0%
360 DigiTech, Inc. ADR (c)	9,100	157,430
360 Security Technology, Inc. Class A	15,100	19,190
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	28,817
3SBio, Inc. (b)	159,800	127,075
AAC Technologies Holdings, Inc. (c)	76,000	174,916
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	1,731	30,144
AECC Aero-Engine Control Co., Ltd. Class A	3,700	15,508
AECC Aviation Power Co., Ltd. Class A	7,100	48,197
Agricultural Bank of China, Ltd. Class A	263,300	118,607
Agricultural Bank of China, Ltd. Class H	2,923,500	1,102,793
Aier Eye Hospital Group Co., Ltd. Class A	17,234	115,087
Air China, Ltd. Class A (a)	14,400	24,937
Air China, Ltd. Class H (a)(c)	190,000	165,134
Airtac International Group	13,650	454,946
Alibaba Group Holding, Ltd. ADR (a)	4,412	501,556
Alibaba Group Holding, Ltd. (a)	1,515,456	21,610,884

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Alibaba Health Information Technology, Ltd. (a)(c)	472,500	$ 325,158
A-Living Smart City Services Co., Ltd. (b)	67,750	108,960
Aluminum Corp. of China, Ltd. Class A (a)	29,300	20,759
Aluminum Corp. of China, Ltd. Class H	406,000	153,667
Angel Yeast Co., Ltd. Class A	3,300	23,996
Anhui Conch Cement Co., Ltd. Class A	13,000	68,411
Anhui Conch Cement Co., Ltd. Class H	124,500	539,445
Anhui Gujing Distillery Co., Ltd. Class A	1,200	44,687
Anhui Gujing Distillery Co., Ltd. Class B	11,100	173,142
Anhui Honglu Steel Construction Group Co., Ltd. Class A	1,560	7,772
Anhui Kouzi Distillery Co., Ltd. Class A	2,500	21,856
Anhui Yingjia Distillery Co., Ltd. Class A	1,100	10,688
Anjoy Foods Group Co., Ltd. Class A	800	20,032
ANTA Sports Products, Ltd.	121,400	1,491,402
Apeloa Pharmaceutical Co., Ltd. Class A	3,800	11,699
Asymchem Laboratories Tianjin Co., Ltd. Class A	600	25,864
Autohome, Inc. ADR	7,300	287,109
Avary Holding Shenzhen Co., Ltd. Class A	5,400	24,333
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	26,711
AVIC Industry-Finance Holdings Co., Ltd. Class A	52,100	26,889
AviChina Industry & Technology Co., Ltd. Class H	253,000	144,766
AVICOPTER PLC Class A	2,300	15,507
Baidu, Inc. Class A (a)	225,750	4,272,217
Bank of Beijing Co., Ltd. Class A	64,640	43,773
Bank of Changsha Co., Ltd. Class A	21,500	25,431
Bank of Chengdu Co., Ltd. Class A	15,400	38,085
Bank of China, Ltd. Class A	110,600	53,781
Bank of China, Ltd. Class H	8,018,000	3,198,229
Bank of Communications Co., Ltd. Class A	131,012	97,318
Bank of Communications Co., Ltd. Class H	886,000	611,973
Bank of Hangzhou Co., Ltd. Class A	23,400	52,285
Bank of Jiangsu Co., Ltd. Class A	43,336	46,024
Security Description	Shares	Value
Bank of Nanjing Co., Ltd. Class A	18,040	$ 28,039
Bank of Ningbo Co., Ltd. Class A	22,200	118,580
Bank of Shanghai Co., Ltd. Class A	41,408	40,456
Baoshan Iron & Steel Co., Ltd. Class A	69,400	62,317
BBMG Corp. Class A	33,400	13,800
BeiGene, Ltd. ADR (a)	4,800	776,880
Beijing Capital International Airport Co., Ltd. Class H (a)	192,000	130,904
Beijing Dabeinong Technology Group Co., Ltd. Class A (a)	19,800	23,066
Beijing Easpring Material Technology Co., Ltd. Class A	2,400	32,340
Beijing Enlight Media Co., Ltd. Class A	12,900	18,222
Beijing Enterprises Holdings, Ltd.	50,500	179,554
Beijing Enterprises Water Group, Ltd.	454,000	137,121
Beijing Kingsoft Office Software, Inc. Class A	1,419	41,722
Beijing New Building Materials PLC Class A	7,000	36,147
Beijing Originwater Technology Co., Ltd. Class A	12,700	9,869
Beijing Roborock Technology Co., Ltd. Class A	252	23,181
Beijing Shiji Information Technology Co., Ltd. Class A	7,840	18,559
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	6,401
Beijing Sinnet Technology Co., Ltd. Class A	11,400	17,718
Beijing Tiantan Biological Products Corp., Ltd. Class A	5,220	18,905
Beijing United Information Technology Co., Ltd. Class A	1,261	16,665
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	2,175	50,383
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	600	12,022
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	132,700	99,364
Betta Pharmaceuticals Co., Ltd. Class A	1,600	14,510
BGI Genomics Co., Ltd. Class A	1,600	17,112
Bilibili, Inc. ADR (a)	20,500	524,800
BOC International China Co., Ltd. Class A	5,900	11,705
BOE Technology Group Co., Ltd. Class A	106,300	62,472

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bosideng International Holdings, Ltd.	340,000	$ 211,012
BYD Co., Ltd. Class A	5,800	288,512
BYD Co., Ltd. Class H	83,000	3,321,290
BYD Electronic International Co., Ltd. (c)	69,000	217,632
By-health Co., Ltd. Class A	6,300	20,345
Caitong Securities Co., Ltd. Class A	16,900	19,839
CanSino Biologics, Inc. Class A (a)	388	11,522
CanSino Biologics, Inc. Class H (b)(c)	9,600	98,301
CECEP Solar Energy Co., Ltd. Class A	16,300	20,301
CECEP Wind-Power Corp. Class A	30,900	22,123
CGN Power Co., Ltd. Class H (b)	1,132,700	274,263
Chacha Food Co., Ltd. Class A	2,300	19,531
Changchun High & New Technology Industry Group, Inc. Class A	1,400	48,744
Changjiang Securities Co., Ltd. Class A	19,700	17,425
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	28,057
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	34,571
Chengtun Mining Group Co., Ltd. Class A	14,600	16,899
Chengxin Lithium Group Co., Ltd. Class A	4,000	36,013
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	7,200	17,130
China Baoan Group Co., Ltd. Class A	10,000	20,122
China Cinda Asset Management Co., Ltd. Class H	922,481	144,598
China CITIC Bank Corp., Ltd. Class H	877,000	392,289
China Coal Energy Co., Ltd. Class H	207,000	175,425
China Communications Services Corp., Ltd. Class H	246,000	108,157
China Conch Venture Holdings, Ltd.	173,000	377,000
China Construction Bank Corp. Class A	19,900	17,988
China Construction Bank Corp. Class H	9,728,500	6,533,646
China CSSC Holdings, Ltd. Class A	12,900	36,521
China Eastern Airlines Corp., Ltd. Class A (a)	46,700	38,242
Security Description	Shares	Value
China Energy Engineering Corp, Ltd. (a)	112,000	$ 39,593
China Everbright Bank Co., Ltd. Class A	127,100	57,064
China Everbright Bank Co., Ltd. Class H	300,000	97,108
China Everbright Environment Group, Ltd.	391,222	230,836
China Evergrande Group (a)(c)(d)	467,000	73,648
China Feihe, Ltd. (b)	364,000	418,415
China Galaxy Securities Co., Ltd. Class A	14,200	20,482
China Galaxy Securities Co., Ltd. Class H	362,000	208,981
China Gas Holdings, Ltd.	316,000	488,078
China Great Wall Securities Co., Ltd. Class A	8,300	12,578
China Greatwall Technology Group Co., Ltd. Class A	18,600	30,019
China Hongqiao Group, Ltd. (c)	244,000	275,812
China International Capital Corp., Ltd. Class A	4,400	29,199
China International Capital Corp., Ltd. Class H (b)(c)	156,400	333,251
China Jinmao Holdings Group, Ltd.	598,000	160,799
China Jushi Co., Ltd. Class A	12,829	33,315
China Lesso Group Holdings, Ltd.	107,000	161,449
China Life Insurance Co., Ltd. Class A	6,400	29,670
China Life Insurance Co., Ltd. Class H	746,000	1,298,640
China Literature, Ltd. (a)(b)	43,000	207,686
China Longyuan Power Group Corp., Ltd. Class H	332,000	641,411
China Medical System Holdings, Ltd.	139,000	216,818
China Meidong Auto Holdings, Ltd.	60,000	188,863
China Mengniu Dairy Co., Ltd.	316,000	1,576,587
China Merchants Bank Co., Ltd. Class A	65,200	410,405
China Merchants Bank Co., Ltd. Class H	393,500	2,632,711
China Merchants Port Holdings Co., Ltd.	138,969	236,251
China Merchants Securities Co., Ltd. Class A	19,650	42,236
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	23,412	46,899
China Minmetals Rare Earth Co., Ltd. Class A	5,500	25,637
China Minsheng Banking Corp., Ltd. Class A	114,300	63,422

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H (c)	613,700	$ 218,984
China National Building Material Co., Ltd. Class H (c)	390,000	416,493
China National Chemical Engineering Co., Ltd. Class A	21,200	29,756
China National Nuclear Power Co., Ltd. Class A	68,900	70,501
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	11,200	58,738
China Oilfield Services, Ltd. Class H	192,000	188,160
China Overseas Land & Investment, Ltd.	383,500	1,212,038
China Overseas Property Holdings, Ltd.	135,000	145,375
China Pacific Insurance Group Co., Ltd. Class A	19,700	69,142
China Pacific Insurance Group Co., Ltd. Class H	258,400	631,597
China Petroleum & Chemical Corp. Class A	103,200	62,805
China Petroleum & Chemical Corp. Class H	2,556,000	1,149,833
China Power International Development, Ltd.	527,000	334,456
China Railway Group, Ltd. Class A	57,600	52,753
China Railway Group, Ltd. Class H	428,000	264,536
China Railway Signal & Communication Corp., Ltd. Class A	42,344	28,612
China Resources Beer Holdings Co., Ltd.	165,333	1,232,578
China Resources Cement Holdings, Ltd.	257,000	172,601
China Resources Gas Group, Ltd.	93,100	433,647
China Resources Land, Ltd.	320,000	1,492,554
China Resources Microelectronics Ltd. Class A	2,921	25,737
China Resources Mixc Lifestyle Services, Ltd. (b)	68,400	339,082
China Resources Power Holdings Co., Ltd.	196,000	404,641
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	28,191
China Ruyi Holdings, Ltd. (a)	448,000	164,426
China Shenhua Energy Co., Ltd. Class A	22,200	110,268
China Shenhua Energy Co., Ltd. Class H	338,000	969,166
China Southern Airlines Co., Ltd. Class A (a)	30,700	33,474
Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H (a)	178,000	$ 102,985
China State Construction Engineering Corp., Ltd. Class A	141,700	112,444
China State Construction International Holdings, Ltd.	214,000	236,719
China Suntien Green Energy Corp., Ltd. Class H	199,000	101,441
China Taiping Insurance Holdings Co., Ltd.	142,000	175,171
China Three Gorges Renewables Group Co., Ltd. Class A	83,200	78,060
China Tourism Group Duty Free Corp., Ltd. Class A	6,000	208,463
China Tower Corp., Ltd. Class H (b)	4,594,000	591,305
China Traditional Chinese Medicine Holdings Co., Ltd.	272,000	168,116
China United Network Communications, Ltd. Class A	82,100	42,371
China Vanke Co., Ltd. Class A	30,800	94,180
China Vanke Co., Ltd. Class H	164,400	413,150
China Yangtze Power Co., Ltd. Class A	72,205	249,005
China Zhenhua Group Science & Technology Co., Ltd. Class A	1,099	22,289
China Zheshang Bank Co., Ltd. Class A	76,500	37,884
Chinasoft International, Ltd.	276,000	282,438
Chongqing Brewery Co., Ltd. Class A	2,000	43,734
Chongqing Changan Automobile Co., Ltd. Class A	30,394	78,522
Chongqing Fuling Zhacai Group Co., Ltd. Class A	3,900	20,081
Chongqing Rural Commercial Bank Co., Ltd. Class A	28,400	15,674
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,500	74,512
CIFI Ever Sunshine Services Group, Ltd. (c)	72,000	91,755
CIFI Holdings Group Co., Ltd.	436,736	219,288
CITIC Securities Co., Ltd. Class A	39,630	128,037
CITIC Securities Co., Ltd. Class H	215,225	481,085
CITIC, Ltd.	589,000	596,735
CMOC Group, Ltd. Class A	45,300	38,717
CMOC Group, Ltd. Class H (c)	345,000	192,572
CNGR Advanced Material Co., Ltd. Class A	800	14,785
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	16,675	17,734

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Contemporary Amperex Technology Co., Ltd. Class A (a)	7,000	$ 557,561
COSCO SHIPPING Development Co., Ltd. Class A	45,600	20,405
COSCO SHIPPING Energy Transportation Co., Ltd. Class A	15,800	24,345
COSCO SHIPPING Holdings Co., Ltd. Class A	42,300	87,702
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	329,974	460,882
COSCO SHIPPING Ports, Ltd.	190,590	134,558
Country Garden Holdings Co., Ltd. (c)	830,193	514,179
Country Garden Services Holdings Co., Ltd.	206,000	917,516
CRRC Corp., Ltd. Class A	67,800	52,588
CRRC Corp., Ltd. Class H	450,000	167,454
CSC Financial Co., Ltd. Class A	11,500	49,591
CSPC Pharmaceutical Group, Ltd.	910,240	903,634
Daan Gene Co., Ltd. Class A	4,500	11,538
Dali Foods Group Co., Ltd. (b)	205,300	109,100
Daqin Railway Co., Ltd. Class A	53,600	52,687
Daqo New Energy Corp. ADR (a)	5,800	414,004
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,168	14,790
DHC Software Co., Ltd. Class A	4,400	4,148
Do-Fluoride New Materials Co., Ltd. Class A	4,400	32,100
Dong-E-E-Jiao Co., Ltd. Class A	2,700	14,881
Dongfang Electric Corp., Ltd. Class A	11,100	27,236
Dongfeng Motor Group Co., Ltd. Class H	288,000	218,745
Dongxing Securities Co., Ltd. Class A	11,600	15,399
Dongyue Group, Ltd.	153,000	191,471
East Money Information Co., Ltd. Class A	43,483	164,743
Ecovacs Robotics Co., Ltd. Class A	1,000	18,181
ENN Energy Holdings, Ltd.	79,300	1,302,642
ENN Natural Gas Co., Ltd. Class A	4,000	11,092
Eve Energy Co., Ltd. Class A	6,281	91,345
Everbright Securities Co., Ltd. Class A	16,199	38,080
Fangda Carbon New Material Co., Ltd. Class A (a)	17,360	19,680
Far East Horizon, Ltd. (c)	153,000	128,297
Security Description	Shares	Value
FAW Jiefang Group Co., Ltd. Class A	14,500	$ 20,201
Fiberhome Telecommunication Technologies Co., Ltd. Class A	8,100	17,495
First Capital Securities Co., Ltd. Class A	14,100	13,481
Flat Glass Group Co., Ltd. Class A (a)	6,800	38,644
Flat Glass Group Co., Ltd. Class H (c)	47,000	165,313
Focus Media Information Technology Co., Ltd. Class A	37,600	37,745
Foshan Haitian Flavouring & Food Co., Ltd. Class A	12,695	171,105
Fosun International, Ltd.	265,500	245,302
Founder Securities Co., Ltd. Class A	33,000	33,029
Foxconn Industrial Internet Co., Ltd. Class A	25,200	36,987
Fujian Sunner Development Co., Ltd. Class A	4,100	11,730
Fuyao Glass Industry Group Co., Ltd. Class A	5,000	31,182
Fuyao Glass Industry Group Co., Ltd. Class H (b)	60,456	306,635
Ganfeng Lithium Co., Ltd. Class A	3,300	73,194
Ganfeng Lithium Co., Ltd. Class H (b)(c)	36,400	400,556
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,362
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	5,271
GD Power Development Co., Ltd. Class A	49,800	29,044
GDS Holdings, Ltd. ADR (a)	15	501
GDS Holdings, Ltd. Class A (a)	87,200	367,271
Geely Automobile Holdings, Ltd.	604,000	1,373,191
GEM Co., Ltd. Class A	16,700	22,668
Gemdale Corp. Class A	18,100	36,285
Genscript Biotech Corp. (a)	118,000	427,822
GF Securities Co., Ltd. Class A	15,700	43,792
GF Securities Co., Ltd. Class H	108,000	142,863
Giant Network Group Co., Ltd. Class A	5,400	7,370
Gigadevice Semiconductor Beijing, Inc. Class A	2,092	44,376
Ginlong Technologies Co., Ltd. Class A	950	30,183
GoerTek, Inc. Class A	10,600	53,125
Gotion High-tech Co., Ltd. Class A	6,100	41,490
Great Wall Motor Co., Ltd. Class A	6,400	35,359

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H	314,000	$ 645,851
Gree Electric Appliances, Inc. of Zhuhai Class A	7,500	37,723
Greentown China Holdings, Ltd.	91,500	189,601
Greentown Service Group Co., Ltd.	152,000	172,011
GRG Banking Equipment Co., Ltd. Class A	10,600	14,657
Guangdong Haid Group Co., Ltd. Class A	5,100	45,651
Guangdong Investment, Ltd.	310,000	327,898
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	21,284
Guanghui Energy Co., Ltd. Class A	27,300	42,920
Guangzhou Automobile Group Co., Ltd. Class H	284,800	275,474
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,300	10,838
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	12,474
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	20,932
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	24,716
Guangzhou Tinci Materials Technology Co., Ltd. Class A	5,420	50,172
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	15,255	15,996
Guolian Securities Co., Ltd. Class A	7,800	14,276
Guosen Securities Co., Ltd. Class A	20,600	29,406
Guotai Junan Securities Co., Ltd. Class A	22,600	51,239
Guoyuan Securities Co., Ltd. Class A	18,720	17,368
Haidilao International Holding, Ltd. (a)(b)(c)	110,000	256,533
Haier Smart Home Co., Ltd. Class A	17,800	72,908
Haier Smart Home Co., Ltd. Class H	233,000	862,584
Haitian International Holdings, Ltd.	66,000	168,639
Haitong Securities Co., Ltd. Class A	28,000	40,971
Haitong Securities Co., Ltd. Class H	284,400	208,762
Hangzhou First Applied Material Co., Ltd. Class A	5,068	49,529
Hangzhou Oxygen Plant Group Co., Ltd. Class A	2,400	11,191
Security Description	Shares	Value
Hangzhou Robam Appliances Co., Ltd. Class A	5,700	$ 30,633
Hangzhou Silan Microelectronics Co., Ltd. Class A	3,200	24,820
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	30,728
Hangzhou Tigermed Consulting Co., Ltd. Class H (b)	12,700	146,795
Hansoh Pharmaceutical Group Co., Ltd. (b)	124,000	250,309
Heilongjiang Agriculture Co., Ltd. Class A	7,600	16,732
Henan Shuanghui Investment & Development Co., Ltd. Class A	13,297	58,113
Hengan International Group Co., Ltd.	63,500	298,202
Hengli Petrochemical Co., Ltd. Class A	18,100	60,044
Hengtong Optic-electric Co., Ltd. Class A	13,400	29,062
Hengyi Petrochemical Co., Ltd. Class A	16,510	25,882
Hesteel Co., Ltd. Class A	42,500	14,327
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	30,118
Hongfa Technology Co., Ltd. Class A	5,040	31,461
Hopson Development Holdings, Ltd. (c)	80,520	122,930
Hoshine Silicon Industry Co., Ltd. Class A	2,200	38,709
Hua Hong Semiconductor, Ltd. (a)(b)	62,000	224,393
Huadian Power International Corp., Ltd. Class A	27,200	15,945
Huadong Medicine Co., Ltd. Class A	4,060	27,348
Huafon Chemical Co., Ltd. Class A	14,900	18,758
Huagong Tech Co., Ltd. Class A	3,200	11,059
Hualan Biological Engineering, Inc. Class A	4,810	16,358
Huaneng Power International, Inc. Class A	37,300	39,168
Huaneng Power International, Inc. Class H (c)	412,000	205,292
Huatai Securities Co., Ltd. Class A	21,718	46,000
Huatai Securities Co., Ltd. Class H (b)	152,500	226,215
Huaxi Securities Co., Ltd. Class A	10,400	12,162
Huaxia Bank Co., Ltd. Class A	35,100	27,277
Huaxin Cement Co., Ltd. Class A	5,400	15,715

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Huayu Automotive Systems Co., Ltd. Class A	7,300	$ 25,044
Huazhu Group, Ltd. ADR	19,700	750,570
Hubei Xingfa Chemicals Group Co., Ltd. Class A	2,100	13,779
Huizhou Desay Sv Automotive Co., Ltd. Class A	2,000	44,151
Humanwell Healthcare Group Co., Ltd. Class A	4,400	10,501
Hunan Valin Steel Co., Ltd. Class A	26,500	20,119
Hundsun Technologies, Inc. Class A	5,824	37,824
Hutchmed China, Ltd. ADR (a)(c)	8,200	103,648
Hygeia Healthcare Holdings Co., Ltd. (b)(c)	35,000	232,606
Iflytek Co., Ltd. Class A	9,350	57,487
Imeik Technology Development Co., Ltd. Class A	600	53,699
Industrial & Commercial Bank of China, Ltd. Class A	206,742	147,096
Industrial & Commercial Bank of China, Ltd. Class H	5,695,000	3,382,040
Industrial Bank Co., Ltd. Class A	63,799	189,374
Industrial Securities Co., Ltd. Class A	24,600	25,869
Ingenic Semiconductor Co., Ltd. Class A	1,900	30,112
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	133,700	46,865
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	24,603
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	20,700	120,263
Inner Mongolia Yitai Coal Co., Ltd. Class B	106,000	173,734
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	5,400	8,465
Innovent Biologics, Inc. (a)(b)	103,000	458,102
Inspur Electronic Information Industry Co., Ltd. Class A	7,148	28,233
Intco Medical Technology Co., Ltd. Class A	2,700	10,213
iQIYI, Inc. ADR (a)(c)	35,700	149,940
JA Solar Technology Co., Ltd. Class A	7,000	82,381
Jafron Biomedical Co., Ltd. Class A	1,120	8,502
Jason Furniture Hangzhou Co., Ltd. Class A	2,600	21,962
JCET Group Co., Ltd. Class A	5,900	23,761
JD Health International, Inc. (a)(b)(c)	113,900	893,410
JD.com, Inc. Class A	202,822	6,534,182
Security Description	Shares	Value
Jiangsu Eastern Shenghong Co., Ltd. Class A	8,700	$ 21,944
Jiangsu Expressway Co., Ltd. Class H	124,000	124,838
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	40,176
Jiangsu Hengrui Medicine Co., Ltd. Class A	21,244	117,529
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,700	20,539
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,100	139,325
Jiangsu Yangnong Chemical Co., Ltd. Class A	1,500	29,820
Jiangsu Yoke Technology Co., Ltd. Class A	1,200	9,936
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,200	12,248
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	42,725
Jiangxi Copper Co., Ltd. Class A	8,800	23,404
Jiangxi Copper Co., Ltd. Class H	117,000	160,136
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	5,000	4,520
Jinke Properties Group Co., Ltd. Class A	23,600	10,068
Jinxin Fertility Group, Ltd. (b)	160,500	147,881
JiuGui Liquor Co., Ltd. Class A	700	19,401
Jiumaojiu International Holdings, Ltd. (b)(c)	75,000	199,281
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	8,600	15,842
Joinn Laboratories China Co., Ltd. Class A	840	14,259
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	13,324
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A (a)	1,600	8,260
JOYY, Inc. ADR (c)	5,700	170,202
Juewei Food Co., Ltd. Class A	2,300	19,836
Kanzhun, Ltd. ADR (a)	8,900	233,892
KE Holdings, Inc. ADR (a)	32,200	577,990
Kingboard Holdings, Ltd.	66,000	249,804
Kingdee International Software Group Co., Ltd. (a)	268,000	628,422
Kingfa Sci & Tech Co., Ltd. Class A	8,500	12,070
Kingsoft Corp., Ltd.	96,200	375,142
Kuaishou Technology (a)(b)	175,700	1,956,962
Kuang-Chi Technologies Co., Ltd. Class A (a)	7,100	18,290
Kunlun Energy Co., Ltd.	388,000	317,938
Kunlun Tech Co., Ltd. Class A	5,300	12,649

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kweichow Moutai Co., Ltd. Class A	3,799	$ 1,158,819
LB Group Co., Ltd. Class A	8,200	24,523
Lenovo Group, Ltd.	734,000	685,645
Lens Technology Co., Ltd. Class A	19,400	32,033
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	14,680
Li Auto, Inc. ADR (a)	55,100	2,110,881
Li Ning Co., Ltd.	237,000	2,195,745
Lingyi iTech Guangdong Co. Class A (a)	36,100	27,031
Livzon Pharmaceutical Group, Inc. Class A	2,700	14,583
Longfor Group Holdings, Ltd. (b)	185,500	875,853
LONGi Green Energy Technology Co., Ltd. Class A	24,424	242,739
Lufax Holding, Ltd. ADR	87,200	523,200
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,530	20,318
Luxi Chemical Group Co., Ltd. Class A (a)	4,600	11,863
Luxshare Precision Industry Co., Ltd. Class A	23,971	120,817
Luzhou Laojiao Co., Ltd. Class A	4,100	150,773
Mango Excellent Media Co., Ltd. Class A	7,340	36,524
Maxscend Microelectronics Co., Ltd. Class A	1,184	23,842
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	15,000	12,462
Meituan Class B (a)(b)	414,400	10,255,766
Metallurgical Corp. of China, Ltd. Class A	63,200	32,994
Microport Scientific Corp. (a)(c)	66,349	192,360
Ming Yang Smart Energy Group, Ltd. Class A	4,600	23,191
Ming Yuan Cloud Group Holdings, Ltd. (c)	72,000	115,245
Minth Group, Ltd.	78,000	212,720
MMG, Ltd. (a)	296,000	110,147
Montage Technology Co., Ltd. Class A	3,180	28,735
Muyuan Foods Co., Ltd. Class A	13,776	113,571
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	4,056	17,061
Nanjing Securities Co., Ltd. Class A	13,133	16,337
NARI Technology Co., Ltd. Class A	21,818	87,868
National Silicon Industry Group Co., Ltd. Class A (a)	8,190	28,073
Security Description	Shares	Value
NAURA Technology Group Co., Ltd. Class A	1,500	$ 62,003
NavInfo Co., Ltd. Class A	11,900	26,749
NetEase, Inc.	209,425	3,845,844
New China Life Insurance Co., Ltd. Class A	4,400	21,126
New China Life Insurance Co., Ltd. Class H	93,300	262,174
New Hope Liuhe Co., Ltd. Class A (a)	10,100	23,050
New Oriental Education & Technology Group, Inc. (a)	18,560	377,882
Ninestar Corp. Class A	3,800	28,692
Ningbo Joyson Electronic Corp. Class A (a)	6,700	15,700
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	879	16,971
Ningbo Shanshan Co., Ltd. Class A	4,200	18,619
Ningbo Tuopu Group Co., Ltd. Class A	2,600	26,538
Ningxia Baofeng Energy Group Co., Ltd. Class A	16,000	34,963
NIO, Inc. ADR (a)	132,600	2,880,072
Nongfu Spring Co., Ltd. Class H (b)(c)	176,200	1,011,579
North Industries Group Red Arrow Co., Ltd. Class A (a)	7,700	33,480
Northeast Securities Co., Ltd. Class A	10,700	11,156
Offshore Oil Engineering Co., Ltd. Class A	6,200	3,838
OFILM Group Co., Ltd. Class A (a)	12,400	12,411
Oppein Home Group, Inc. Class A	1,680	37,759
Orient Securities Co., Ltd. Class A	30,592	46,589
Ovctek China, Inc. Class A	3,160	26,956
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	18,931
People's Insurance Co. Group of China, Ltd. Class A	19,600	14,793
People's Insurance Co. Group of China, Ltd. Class H	885,000	270,678
Perfect World Co., Ltd. Class A	4,800	10,288
PetroChina Co., Ltd. Class A	65,600	51,860
PetroChina Co., Ltd. Class H	2,110,000	1,005,665
Pharmaron Beijing Co., Ltd. Class A	2,850	40,479
Pharmaron Beijing Co., Ltd. Class H (b)	20,600	206,211
PICC Property & Casualty Co., Ltd. Class H	701,000	728,966
Pinduoduo, Inc. ADR (a)	44,300	2,737,740
Ping An Bank Co., Ltd. Class A	66,200	147,919

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	54,100	$ 160,295
Ping An Insurance Group Co. of China, Ltd. Class A	34,200	238,179
Ping An Insurance Group Co. of China, Ltd. Class H	639,500	4,347,845
Poly Developments & Holdings Group Co., Ltd. Class A	39,800	103,653
Pop Mart International Group, Ltd. (b)(c)	58,200	281,100
Postal Savings Bank of China Co., Ltd. Class A	55,300	44,460
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	805,000	639,121
Power Construction Corp. of China, Ltd. Class A	46,500	54,586
Proya Cosmetics Co., Ltd. Class A	280	6,899
Qingdao Rural Commercial Bank Corp. Class A	25,200	12,479
Raytron Technology Co., Ltd. Class A	1,060	6,280
Riyue Heavy Industry Co., Ltd. Class A	2,400	9,093
RLX Technology, Inc. ADR (a)(c)	48,100	102,453
Rongsheng Petrochemical Co., Ltd. Class A	29,255	67,157
SAIC Motor Corp., Ltd. Class A	25,200	66,945
Sailun Group Co., Ltd. Class A	7,600	12,776
Sangfor Technologies, Inc. Class A	1,650	25,542
Sany Heavy Equipment International Holdings Co., Ltd.	113,000	120,100
Sany Heavy Industry Co., Ltd. Class A	26,455	75,211
Satellite Chemical Co., Ltd. Class A	10,633	40,999
SDIC Power Holdings Co., Ltd. Class A	27,200	42,600
Sealand Securities Co., Ltd. Class A	24,100	13,049
Seazen Group, Ltd. (a)	195,904	96,867
Seazen Holdings Co., Ltd. Class A	10,700	40,587
SF Holding Co., Ltd. Class A	16,600	138,189
SG Micro Corp. Class A	675	18,326
Shaanxi Coal Industry Co., Ltd. Class A	32,200	101,727
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	13,524
Shandong Gold Mining Co., Ltd. Class A	8,128	22,502
Shandong Gold Mining Co., Ltd. Class H (b)	76,750	134,389
Security Description	Shares	Value
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	8,450	$ 36,804
Shandong Linglong Tyre Co., Ltd. Class A	4,800	18,164
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	26,358
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	19,280
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	234,000	271,963
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	3,332	14,930
Shanghai Baosight Software Co., Ltd. Class A	3,590	29,237
Shanghai Baosight Software Co., Ltd. Class B	38,200	161,128
Shanghai Construction Group Co., Ltd. Class A	47,200	21,332
Shanghai Electric Group Co., Ltd. Class A	41,000	25,135
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	52,086
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	52,500	194,359
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	702	23,040
Shanghai Industrial Urban Development Group, Ltd.	11,400	973
Shanghai International Airport Co., Ltd. Class A (a)	2,968	25,102
Shanghai International Port Group Co., Ltd. Class A	39,200	34,088
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	25,332
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	2,405	27,027
Shanghai Lingang Holdings Corp., Ltd. Class A	6,900	13,956
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	112,432	98,828
Shanghai M&G Stationery, Inc. Class A	4,700	39,315
Shanghai Medicilon, Inc. Class A	502	25,429
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	23,193
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	75,300	124,749
Shanghai Pudong Development Bank Co., Ltd. Class A	99,200	118,521
Shanghai Putailai New Energy Technology Co., Ltd. Class A	2,720	34,242

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	$ 16,364
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	18,305
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	11,514
Shanxi Coking Coal Energy Group Co., Ltd. Class A	13,200	26,364
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	9,600	20,935
Shanxi Meijin Energy Co., Ltd. Class A	16,200	29,480
Shanxi Securities Co., Ltd. Class A	15,700	13,442
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	18,535
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	3,680	178,286
Shenghe Resources Holding Co., Ltd. Class A	4,400	14,832
Shengyi Technology Co., Ltd. Class A	6,000	15,205
Shennan Circuits Co., Ltd. Class A	2,460	34,385
Shenwan Hongyuan Group Co., Ltd. Class A	65,700	42,041
Shenzhen Capchem Technology Co., Ltd. Class A	3,600	28,223
Shenzhen Energy Group Co., Ltd. Class A	12,700	12,143
Shenzhen Inovance Technology Co., Ltd. Class A	7,650	75,163
Shenzhen International Holdings, Ltd.	118,057	116,147
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,918	26,404
Shenzhen Kedali Industry Co., Ltd. Class A	300	7,115
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,500	163,509
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	3,500	23,550
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	31,849
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	3,600	15,089
Shenzhen SC New Energy Technology Corp. Class A	1,500	19,991
Shenzhen Senior Technology Material Co., Ltd. Class A	1,292	5,596
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,000	8,129
Shenzhen Transsion Holdings Co., Ltd. Class A	2,758	36,708
Security Description	Shares	Value
Shenzhou International Group Holdings, Ltd.	82,700	$ 1,001,744
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	5,400	19,573
Shimao Group Holdings, Ltd. (c)(d)	159,000	67,171
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	17,780
Sichuan Hebang Biotechnology Co., Ltd. Class A	48,100	30,564
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	14,504
Sichuan New Energy Power Co., Ltd. (a)	7,600	25,110
Sichuan Road & Bridge Co., Ltd. Class A	9,500	14,921
Sichuan Swellfun Co., Ltd. Class A	1,600	22,085
Sichuan Yahua Industrial Group Co., Ltd. Class A	1,600	7,792
Sieyuan Electric Co., Ltd. Class A	4,400	23,404
Silergy Corp.	8,000	644,391
Sinolink Securities Co., Ltd. Class A	12,200	16,378
Sinoma Science & Technology Co., Ltd. Class A	400	1,641
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	11,621
Sinopharm Group Co., Ltd. Class H	140,800	341,281
Sinotrans, Ltd. Class A	19,000	10,996
Sinotruk Hong Kong, Ltd.	70,500	98,828
Skshu Paint Co., Ltd. Class A (a)	1,680	32,434
Smoore International Holdings, Ltd. (b)(c)	187,000	576,708
Songcheng Performance Development Co., Ltd. Class A	11,340	25,964
SooChow Securities Co., Ltd. Class A	15,600	16,125
Southwest Securities Co., Ltd. Class A	29,900	17,706
StarPower Semiconductor, Ltd. Class A	600	34,537
Sunac China Holdings, Ltd. (c)(d)	390,700	114,019
Sungrow Power Supply Co., Ltd. Class A	3,600	52,758
Sunny Optical Technology Group Co., Ltd.	71,400	1,163,772
Sunwoda Electronic Co., Ltd. Class A	6,200	29,223

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	$ 24,626
Suzhou Maxwell Technologies Co., Ltd. Class A	576	42,176
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	3,000	39,110
TAL Education Group ADR (a)	43,300	210,871
TBEA Co., Ltd. Class A	14,887	60,821
TCL Technology Group Corp. Class A	30,200	21,577
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	9,000	79,056
Tencent Holdings, Ltd.	630,900	28,493,996
Tencent Music Entertainment Group ADR (a)	74,200	372,484
Thunder Software Technology Co., Ltd. Class A	1,400	27,247
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,500	11,746
Tianma Microelectronics Co., Ltd. Class A	8,800	13,087
Tianshan Aluminum Group Co., Ltd. Class A	3,000	2,922
Tianshui Huatian Technology Co., Ltd. Class A	9,100	12,732
Tibet Summit Resources Co., Ltd. Class A (a)	5,600	23,973
Tingyi Cayman Islands Holding Corp.	196,000	335,702
Titan Wind Energy Suzhou Co., Ltd. Class A	10,800	26,564
Toly Bread Co., Ltd. Class A	4,312	10,645
Tongcheng Travel Holdings, Ltd. (a)	120,000	258,138
TongFu Microelectronics Co., Ltd. Class A (a)	6,300	14,472
Tongkun Group Co., Ltd. Class A	7,400	17,528
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	20,520
Tongwei Co., Ltd. Class A	14,700	131,252
Topchoice Medical Corp. Class A (a)	1,100	28,621
Topsports International Holdings, Ltd. (b)	183,000	166,280
Transfar Zhilian Co., Ltd. Class A	13,000	12,468
TravelSky Technology, Ltd. Class H	96,000	186,447
Trina Solar Co., Ltd. Class A	6,219	60,528
Trip.com Group, Ltd. ADR (a)	54,367	1,492,374
Tsingtao Brewery Co., Ltd. Class A	800	12,401
Tsingtao Brewery Co., Ltd. Class H	60,000	623,937
Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co., Ltd. Class A	1,700	$ 48,108
Uni-President China Holdings, Ltd.	130,000	111,496
Unisplendour Corp., Ltd. Class A	10,360	29,979
Vipshop Holdings, Ltd. ADR (a)	44,488	439,986
Walvax Biotechnology Co., Ltd. Class A	4,400	31,759
Wanhua Chemical Group Co., Ltd. Class A	10,200	147,564
Want Want China Holdings, Ltd.	487,000	423,265
Weibo Corp. ADR (a)	6,560	151,733
Weichai Power Co., Ltd. Class A	19,400	36,085
Weichai Power Co., Ltd. Class H	188,000	298,521
Weihai Guangwei Composites Co., Ltd. Class A	2,400	21,075
Wens Foodstuffs Group Co., Ltd. Class A (a)	20,040	63,639
Western Securities Co., Ltd. Class A	14,600	14,242
Western Superconducting Technologies Co., Ltd. Class A	2,488	34,216
Westone Information Industry, Inc. Class A	4,800	30,722
Wharf Holdings, Ltd.	123,000	448,302
Will Semiconductor Co., Ltd. Shanghai Class A	2,500	64,523
Wingtech Technology Co., Ltd. Class A	4,900	62,206
Winning Health Technology Group Co., Ltd. Class A	8,450	11,066
Wuchan Zhongda Group Co., Ltd. Class A	20,300	15,533
Wuhan Guide Infrared Co., Ltd. Class A	10,192	19,565
Wuliangye Yibin Co., Ltd. Class A	12,200	367,463
WUS Printed Circuit Kunshan Co., Ltd. Class A	4,180	9,203
WuXi AppTec Co., Ltd. Class A	8,633	133,908
WuXi AppTec Co., Ltd. Class H (b)	36,691	488,624
Wuxi Biologics Cayman, Inc. (a)(b)	362,000	3,312,319
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	1,420	13,382
Wuxi Shangji Automation Co., Ltd. Class A	1,260	29,317
XCMG Construction Machinery Co., Ltd. Class A	35,100	28,219
Xiamen C & D, Inc. Class A	11,400	22,225

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Xiamen Faratronic Co., Ltd. Class A	1,200	$ 36,722
Xiamen Intretech, Inc. Class A	3,800	12,198
Xiamen Tungsten Co., Ltd. Class A	4,600	14,834
Xiaomi Corp. Class B (a)(b)(c)	1,540,500	2,677,782
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	16,300	35,983
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	80,200	150,037
Xinjiang Zhongtai Chemical Co., Ltd. Class A	14,900	17,246
Xinyi Solar Holdings, Ltd.	498,089	769,323
XPeng, Inc. ADR (a)	42,500	1,348,950
Xtep International Holdings, Ltd. (c)	133,000	240,679
Yadea Group Holdings, Ltd. (b)	124,000	242,724
Yankuang Energy Group Co., Ltd. Class H	148,000	463,976
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	3,700	22,241
Yanzhou Coal Mining Co., Ltd. Class A	9,900	58,300
Yealink Network Technology Corp., Ltd. Class A	2,500	28,396
Yifeng Pharmacy Chain Co., Ltd. Class A	3,774	29,740
Yihai International Holding, Ltd.	49,000	176,718
Yihai Kerry Arawana Holdings Co., Ltd. Class A (a)	5,700	45,929
Yintai Gold Co., Ltd. Class A	11,060	16,068
YongXing Special Materials Technology Co., Ltd. Class A	800	18,163
Yonyou Network Technology Co., Ltd. Class A	12,778	41,379
Youngor Group Co., Ltd. Class A	22,500	22,251
Youngy Co., Ltd. Class A (a)	1,300	29,804
YTO Express Group Co., Ltd. Class A	9,900	30,110
Yuan Longping High-tech Agriculture Co., Ltd. Class A (a)	4,200	10,437
Yuexiu Property Co., Ltd.	146,400	187,689
Yum China Holdings, Inc.	42,800	2,075,800
Yunda Holding Co., Ltd. Class A	9,360	23,818
Yunnan Aluminium Co., Ltd. Class A	18,400	27,116
Yunnan Baiyao Group Co., Ltd. Class A	4,778	43,039
Yunnan Energy New Material Co., Ltd. Class A	3,000	112,072
Yunnan Tin Co., Ltd. Class A	9,000	22,513
Zai Lab, Ltd. ADR (a)	9,174	318,154
Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,000	$ 106,420
Zhaojin Mining Industry Co., Ltd. Class H (a)	129,500	113,212
Zhefu Holding Group Co., Ltd. Class A	13,200	9,431
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	32,000	23,006
Zhejiang China Commodities City Group Co., Ltd. Class A	13,400	11,133
Zhejiang Chint Electrics Co., Ltd. Class A	5,100	27,218
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	29,391
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	14,822
Zhejiang Expressway Co., Ltd. Class H	138,000	127,326
Zhejiang HangKe Technology, Inc. Co. Class A	1,724	18,016
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	19,740
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,380	48,208
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	3,100	31,253
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	1,300	10,025
Zhejiang Juhua Co., Ltd. Class A	8,700	17,065
Zhejiang NHU Co., Ltd. Class A	13,416	45,646
Zhejiang Semir Garment Co., Ltd. Class A	17,100	15,100
Zhejiang Supor Co., Ltd. Class A	1,300	10,925
Zhejiang Weiming Environment Protection Co., Ltd. Class A	7,100	35,340
Zhejiang Weixing New Building Materials Co., Ltd. Class A	5,100	18,288
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	6,985
Zhejiang Yongtai Technology Co., Ltd. Class A	4,500	22,103
Zheshang Securities Co., Ltd. Class A (a)	11,100	18,842
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)	73,700	239,970
Zhongji Innolight Co., Ltd. Class A	2,200	10,189
Zhongsheng Group Holdings, Ltd.	62,500	440,856
Zhongtai Securities Co., Ltd. Class A	23,600	26,929

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd.	58,300	$ 287,527
Zhuzhou Hongda Electronics Corp., Ltd. Class A	2,400	21,898
Zhuzhou Kibing Group Co., Ltd. Class A	14,400	27,386
Zibo Qixiang Tengda Chemical Co., Ltd. Class A (a)	15,600	18,871
Zijin Mining Group Co., Ltd. Class A	66,200	92,128
Zijin Mining Group Co., Ltd. Class H	582,000	712,764
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	28,400	26,095
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	147,600	78,813
ZTE Corp. Class A	11,700	44,554
ZTE Corp. Class H	75,000	174,718
ZTO Express Cayman, Inc. ADR	42,200	1,158,390
		214,440,492
COLOMBIA — 0.2%
Bancolombia SA	26,075	210,174
Bancolombia SA Preference Shares	46,289	352,638
Ecopetrol SA	520,112	281,611
Interconexion Electrica SA ESP	47,330	233,175
		1,077,598
CZECH REPUBLIC — 0.2%
CEZ A/S	16,421	737,761
Komercni banka A/S	8,094	226,637
Moneta Money Bank A/S (b)	33,368	120,863
		1,085,261
EGYPT — 0.1%
Commercial International Bank Egypt SAE	167,548	332,244
Eastern Co SAE	120,063	65,779
Egyptian Financial Group-Hermes Holding Co. (a)	65,038	41,272
Fawry for Banking & Payment Technology Services SAE (a)	48,477	9,154
		448,449
GREECE — 0.2%
Alpha Services & Holdings SA (a)	236,944	206,097
Eurobank Ergasias Services & Holdings SA Class A (a)	262,643	231,526
FF Group (a)(d)	3,869	—
Hellenic Telecommunications Organization SA	20,181	349,598
JUMBO SA	11,929	172,850
Security Description	Shares	Value
Mytilineos SA	9,665	$ 141,460
National Bank of Greece SA (a)	55,382	163,449
OPAP SA	20,311	289,846
Public Power Corp. SA (a)	21,386	117,268
		1,672,094
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (a)	1,165,900	114,407
China Huishan Dairy Holdings Co., Ltd. (c)(d)	406,100	—
Kingboard Laminates Holdings, Ltd.	93,300	115,095
Nine Dragons Paper Holdings, Ltd.	171,000	144,698
Orient Overseas International, Ltd.	13,500	357,846
Sino Biopharmaceutical, Ltd.	1,015,000	642,868
Vinda International Holdings, Ltd. (c)	36,000	92,214
		1,467,128
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	40,936	314,726
OTP Bank Nyrt	22,634	502,249
Richter Gedeon Nyrt	14,991	269,770
		1,086,745
INDIA — 12.4%
ACC, Ltd.	7,778	208,991
Adani Enterprises, Ltd.	27,948	775,349
Adani Green Energy, Ltd. (a)	31,775	776,385
Adani Ports & Special Economic Zone, Ltd.	53,031	451,290
Adani Power, Ltd. (a)	72,188	240,269
Adani Total Gas, Ltd.	27,983	847,897
Adani Transmission, Ltd. (a)	27,957	875,695
Ambuja Cements, Ltd.	62,249	286,130
Apollo Hospitals Enterprise, Ltd.	10,331	481,867
Asian Paints, Ltd.	38,230	1,304,726
AU Small Finance Bank, Ltd. (a)(b)	17,618	132,003
Aurobindo Pharma, Ltd.	26,259	170,610
Avenue Supermarts, Ltd. (a)(b)	16,452	709,578
Axis Bank, Ltd.	228,362	1,841,412
Bajaj Auto, Ltd.	6,934	325,450
Bajaj Finance, Ltd.	27,315	1,867,924
Bajaj Finserv, Ltd.	3,726	515,771
Balkrishna Industries, Ltd.	8,030	218,528
Bandhan Bank, Ltd. (b)	68,836	229,679
Berger Paints India, Ltd.	25,070	180,408
Bharat Electronics, Ltd.	124,306	368,483
Bharat Forge, Ltd.	25,139	207,485
Bharat Petroleum Corp., Ltd.	82,430	321,902
Bharti Airtel, Ltd. (a)	221,096	1,917,626
Biocon, Ltd.	44,239	172,760
Britannia Industries, Ltd.	11,256	494,068

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Cholamandalam Investment & Finance Co., Ltd.	43,101	$ 338,106
Cipla, Ltd.	47,253	548,804
Coal India, Ltd.	147,082	345,670
Colgate-Palmolive India, Ltd.	12,384	233,159
Container Corp. Of India, Ltd.	28,579	215,069
Dabur India, Ltd.	60,662	380,959
Divi's Laboratories, Ltd.	13,449	618,256
DLF, Ltd.	57,586	228,018
Dr Reddy's Laboratories, Ltd.	11,810	657,074
Eicher Motors, Ltd.	14,030	496,435
GAIL India, Ltd.	154,207	264,001
Godrej Consumer Products, Ltd. (a)	41,079	394,054
Godrej Properties, Ltd. (a)	13,289	199,059
Grasim Industries, Ltd.	27,318	456,871
Havells India, Ltd.	23,892	332,245
HCL Technologies, Ltd.	108,176	1,333,151
HDFC Life Insurance Co., Ltd. (b)	94,488	658,057
Hero MotoCorp, Ltd.	10,999	378,790
Hindalco Industries, Ltd.	136,510	585,382
Hindustan Petroleum Corp., Ltd.	65,918	181,296
Hindustan Unilever, Ltd.	82,895	2,341,392
Housing Development Finance Corp., Ltd.	173,981	4,782,509
ICICI Bank, Ltd.	519,539	4,652,480
ICICI Lombard General Insurance Co., Ltd. (b)	22,924	325,387
ICICI Prudential Life Insurance Co., Ltd. (b)	38,308	237,204
Indian Oil Corp., Ltd. (e)	175,906	165,387
Indian Oil Corp., Ltd. (a)(e)	87,953	82,693
Indian Railway Catering & Tourism Corp., Ltd.	25,341	184,893
Indraprastha Gas, Ltd.	30,196	136,082
Indus Towers, Ltd.	69,325	183,556
Info Edge India, Ltd.	7,078	336,887
Infosys, Ltd.	340,302	6,299,503
InterGlobe Aviation, Ltd. (a)(b)	10,234	208,147
ITC, Ltd.	295,816	1,024,479
Jindal Steel & Power, Ltd.	41,024	171,036
JSW Steel, Ltd.	74,834	534,918
Jubilant Foodworks, Ltd.	37,110	240,712
Kotak Mahindra Bank, Ltd.	55,693	1,171,441
Larsen & Toubro Infotech, Ltd. (b)	5,070	255,222
Larsen & Toubro, Ltd.	68,589	1,353,367
Lupin, Ltd.	20,104	155,529
Mahindra & Mahindra, Ltd.	87,226	1,207,396
Marico, Ltd.	54,271	328,420
Maruti Suzuki India, Ltd.	12,122	1,300,230
Mindtree, Ltd.	6,131	224,135
Mphasis, Ltd.	7,865	228,468
MRF, Ltd.	200	179,305
Muthoot Finance, Ltd.	12,673	156,670
Security Description	Shares	Value
Nestle India, Ltd.	3,428	$ 758,329
NTPC, Ltd.	393,763	712,510
Oil & Natural Gas Corp., Ltd.	258,346	495,772
Page Industries, Ltd.	631	320,935
Petronet LNG, Ltd.	77,809	214,099
PI Industries, Ltd.	7,909	256,331
Pidilite Industries, Ltd.	14,969	396,134
Piramal Enterprises, Ltd.	12,121	254,123
Power Grid Corp. of India, Ltd.	319,489	857,257
Reliance Industries, Ltd.	308,116	10,127,086
Samvardhana Motherson International, Ltd.	133,891	200,313
SBI Cards & Payment Services, Ltd.	25,092	244,097
SBI Life Insurance Co., Ltd. (b)	45,631	624,958
Shree Cement, Ltd.	1,106	266,228
Shriram Transport Finance Co., Ltd.	19,798	321,228
Siemens, Ltd.	7,385	224,475
SRF, Ltd.	15,180	432,915
State Bank of India	178,606	1,053,690
Sun Pharmaceutical Industries, Ltd.	96,002	1,009,709
Tata Consultancy Services, Ltd.	93,410	3,864,381
Tata Consumer Products, Ltd.	57,271	512,246
Tata Elxsi, Ltd.	3,422	354,043
Tata Motors, Ltd. ADR (a)(c)	541	13,996
Tata Motors, Ltd. (a)	166,221	866,755
Tata Power Co., Ltd.	140,708	360,267
Tata Steel, Ltd.	73,041	801,927
Tech Mahindra, Ltd.	59,218	749,856
Titan Co., Ltd.	35,481	872,171
Torrent Pharmaceuticals, Ltd.	5,232	189,494
Trent, Ltd.	16,820	228,778
UltraTech Cement, Ltd.	10,258	728,351
United Spirits, Ltd. (a)	29,752	286,227
UPL, Ltd.	51,575	413,005
Vedanta, Ltd.	79,455	224,362
Wipro, Ltd. ADR	119	632
Wipro, Ltd.	138,692	730,670
Yes Bank, Ltd. (a)	1,191,796	190,905
Zomato, Ltd. (a)	164,401	112,102
		83,504,547
INDONESIA — 1.8%
Adaro Energy Indonesia Tbk PT	1,511,600	290,195
Adaro Minerals Indonesia Tbk PT (a)	914,900	97,032
Aneka Tambang Tbk	795,800	96,153
Astra International Tbk PT	2,021,900	899,150
Bank Central Asia Tbk PT	5,595,900	2,723,294
Bank Jago Tbk PT (a)	433,400	266,193
Bank Mandiri Persero Tbk PT	1,868,100	993,770
Bank Negara Indonesia Persero Tbk PT	731,700	385,558

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	6,866,813	$ 1,912,890
Barito Pacific Tbk PT	2,885,700	146,246
Charoen Pokphand Indonesia Tbk PT	713,400	287,323
Gudang Garam Tbk PT	45,800	95,843
Indah Kiat Pulp & Paper Tbk PT	280,100	142,894
Indofood CBP Sukses Makmur Tbk PT	237,400	152,185
Indofood Sukses Makmur Tbk PT	454,300	214,990
Kalbe Farma Tbk PT	2,192,900	244,351
Merdeka Copper Gold Tbk PT (a)	1,177,224	315,296
Sarana Menara Nusantara Tbk PT	2,349,700	173,497
Semen Indonesia Persero Tbk PT	302,700	144,772
Sumber Alfaria Trijaya Tbk PT	1,677,100	229,655
Telkom Indonesia Persero Tbk PT	4,972,400	1,335,096
Tower Bersama Infrastructure Tbk PT	811,200	160,089
Unilever Indonesia Tbk PT	794,700	254,453
United Tractors Tbk PT	163,400	311,499
Vale Indonesia Tbk PT	220,300	83,551
		11,955,975
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC	151,930	402,473
Boubyan Bank KSCP	137,428	346,145
Gulf Bank KSCP	158,824	165,086
Kuwait Finance House KSCP	522,129	1,481,832
Mabanee Co. KPSC	65,199	159,970
Mobile Telecommunications Co. KSCP	228,096	441,476
National Bank of Kuwait SAKP	735,886	2,500,910
		5,497,892
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	13,151	229,425
MALAYSIA — 1.4%
AMMB Holdings Bhd	186,600	157,917
Axiata Group Bhd	291,293	187,035
CIMB Group Holdings Bhd	675,197	759,836
Dialog Group Bhd	368,900	178,277
DiGi.Com Bhd	286,700	227,669
Genting Bhd	227,300	234,133
Genting Malaysia Bhd	314,500	202,650
HAP Seng Consolidated Bhd	62,400	100,944
Hartalega Holdings Bhd	169,200	117,471
Hong Leong Bank Bhd	68,100	316,126
Hong Leong Financial Group Bhd	21,200	88,985
IHH Healthcare Bhd	164,200	240,293
Inari Amertron Bhd	273,600	163,881
Security Description	Shares	Value
IOI Corp. Bhd	267,800	$ 233,319
Kuala Lumpur Kepong Bhd	39,712	197,681
Malayan Banking Bhd	470,150	916,299
Malaysia Airports Holdings Bhd (a)	72,900	109,164
Maxis Bhd	248,400	185,983
MISC Bhd	142,200	229,069
MR DIY Group M Bhd (b)	262,950	123,495
Nestle Malaysia Bhd	7,500	225,638
Petronas Chemicals Group Bhd	242,400	494,974
Petronas Dagangan Bhd	30,500	146,151
Petronas Gas Bhd	78,800	293,924
PPB Group Bhd	68,120	245,124
Press Metal Aluminium Holdings Bhd	364,800	393,976
Public Bank Bhd	1,452,200	1,439,844
QL Resources Bhd	113,700	134,144
RHB Bank Bhd	141,427	183,863
Sime Darby Bhd	266,469	128,776
Sime Darby Plantation Bhd	215,636	211,844
Telekom Malaysia Bhd	117,900	140,437
Tenaga Nasional Bhd	264,600	479,072
Top Glove Corp. Bhd	552,400	130,345
		9,618,339
MEXICO — 2.1%
Alfa SAB de CV Class A	305,100	215,944
America Movil SAB de CV Series L (c)	2,829,921	2,882,414
Arca Continental SAB de CV	41,600	273,199
Cemex SAB de CV Series CPO (a)	1,530,917	594,133
Coca-Cola Femsa SAB de CV	52,295	288,590
Fibra Uno Administracion SA de CV REIT	314,558	312,286
Fomento Economico Mexicano SAB de CV	198,880	1,338,238
Gruma SAB de CV Class B (c)	21,050	232,193
Grupo Aeroportuario del Pacifico SAB de CV Class B	35,400	491,441
Grupo Aeroportuario del Sureste SAB de CV Class B	19,475	381,503
Grupo Bimbo SAB de CV Class A	134,915	437,128
Grupo Carso SAB de CV Series A1 (c)	47,500	176,456
Grupo Financiero Banorte SAB de CV Series O	259,003	1,439,965
Grupo Financiero Inbursa SAB de CV Series O (a)(c)	216,726	343,956
Grupo Mexico SAB de CV Class B	318,436	1,314,259
Grupo Televisa SAB Series CPO (c)	241,529	395,171
Industrias Penoles SAB de CV (c)	14,195	131,004

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A (c)	161,389	$ 217,817
Operadora De Sites Mexicanos SAB de CV (c)	138,000	159,438
Orbia Advance Corp. SAB de CV	104,910	244,703
Promotora y Operadora de Infraestructura SAB de CV	23,950	174,867
Wal-Mart de Mexico SAB de CV	523,794	1,799,915
		13,844,620
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	22,300	147,180
Credicorp, Ltd.	7,300	875,343
Southern Copper Corp.	8,767	436,684
		1,459,207
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	162,700	140,700
AC Energy Corp.	782,895	114,476
Ayala Corp.	26,595	290,206
Ayala Land, Inc.	741,800	344,019
Bank of the Philippine Islands	179,929	277,493
BDO Unibank, Inc.	205,059	412,095
Converge Information and Communications Technology Solutions, Inc. (a)	251,800	96,855
Globe Telecom, Inc.	3,070	126,630
GT Capital Holdings, Inc.	8,082	71,876
International Container Terminal Services, Inc.	107,470	359,634
JG Summit Holdings, Inc.	315,030	279,021
Jollibee Foods Corp.	45,670	169,108
Manila Electric Co.	23,090	151,176
Metro Pacific Investments Corp.	1,044,000	67,024
Metropolitan Bank & Trust Co.	189,637	164,857
Monde Nissin Corp. (a)(b)	625,800	147,957
PLDT, Inc.	9,261	282,959
SM Investments Corp.	25,360	360,671
SM Prime Holdings, Inc.	1,174,500	780,722
Universal Robina Corp.	92,490	186,713
		4,824,192
POLAND — 0.6%
Allegro.eu SA (a)(b)(c)	37,604	199,443
Bank Polska Kasa Opieki SA	18,384	333,426
CCC SA (a)	244	2,497
CD Projekt SA	6,252	133,054
Cyfrowy Polsat SA	24,124	113,863
Dino Polska SA (a)(b)	4,896	347,392
KGHM Polska Miedz SA	14,339	379,218
LPP SA	119	238,087
mBank SA (a)	1,753	87,575
Orange Polska SA	76,094	106,122
Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (a)	89,629	$ 212,418
Polski Koncern Naftowy ORLEN SA	31,153	474,794
Polskie Gornictwo Naftowe i Gazownictwo SA	184,386	234,263
Powszechna Kasa Oszczednosci Bank Polski SA	88,551	551,493
Powszechny Zaklad Ubezpieczen SA	62,200	414,773
Santander Bank Polska SA	3,773	195,538
		4,023,956
QATAR — 1.0%
Barwa Real Estate Co.	196,336	180,068
Commercial Bank PQSC	189,824	356,792
Industries Qatar QSC	153,389	671,807
Masraf Al Rayan QSC	565,929	641,803
Mesaieed Petrochemical Holding Co.	438,059	299,517
Ooredoo QSC	84,049	177,711
Qatar Electricity & Water Co. QSC	46,397	223,210
Qatar Fuel QSC	51,790	253,848
Qatar Gas Transport Co., Ltd.	265,886	273,132
Qatar International Islamic Bank QSC	78,723	230,435
Qatar Islamic Bank SAQ	163,918	1,001,490
Qatar National Bank QPSC	463,364	2,542,188
		6,852,001
ROMANIA — 0.0% (f)
NEPI Rockcastle SA	45,254	240,572
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	308,085	—
Gazprom PJSC (d)	1,420,638	—
Inter RAO UES PJSC (a)(d)	4,533,728	—
LUKOIL PJSC (d)	49,922	—
Magnit PJSC (d)	9,440	—
MMC Norilsk Nickel PJSC (d)	7,572	—
Mobile TeleSystems PJSC ADR (d)	48,094	—
Mobile TeleSystems PJSC (d)	13,301	—
Moscow Exchange MICEX (a)(d)	172,751	—
Novatek PJSC GDR (d)	1,745	—
Novatek PJSC (d)	91,850	—
Novolipetsk Steel PJSC (a)(d)	181,543	—
Ozon Holdings PLC ADR (a)(c)(d)(e)	6,064	—
Ozon Holdings PLC ADR (a)(d)(e)	1,150	—
PhosAgro PJSC (a)(d)(e)	106	—
PhosAgro PJSC (d)(e)	16,519	—
Polymetal International PLC (d)	1,547	—
Polyus PJSC (a)(d)	4,021	—
Rosneft Oil Co PJSC (d)	140,958	—

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sberbank of Russia PJSC (a)(d)	1,296,064	$ —
Severstal PAO (d)	25,372	—
Surgutneftegas PJSC (d)	874,000	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a)(d)	14,078	—
TCS Group Holding PLC (a)(d)	346	—
United Co. RUSAL International PJSC (a)(d)	365,310	—
VK Co., Ltd. GDR (a)(d)	12,460	—
VTB Bank PJSC (d)	380,650,000	—
X5 Retail Group NV GDR (d)	14,639	—
Yandex NV Class A (a)(d)	36,719	—
		—
SAUDI ARABIA — 4.2%
ACWA Power Co. (a)	8,162	324,992
Advanced Petrochemical Co.	13,471	184,539
Al Rajhi Bank	198,049	4,354,639
Alinma Bank	97,793	870,522
Almarai Co. JSC	25,020	349,417
Arab National Bank	62,396	490,574
Bank AlBilad (a)	50,907	593,583
Bank Al-Jazira	43,027	255,724
Banque Saudi Fransi	60,021	758,241
Bupa Arabia for Cooperative Insurance Co.	6,407	272,188
Dar Al Arkan Real Estate Development Co. (a)	55,215	158,342
Dr Sulaiman Al Habib Medical Services Group Co.	8,982	463,930
Elm Co.	2,230	151,555
Emaar Economic City (a)	41,013	107,995
Etihad Etisalat Co.	38,401	358,209
Jarir Marketing Co.	6,277	272,018
Mobile Telecommunications Co. (a)	45,090	135,074
Mouwasat Medical Services Co.	4,739	269,025
National Industrialization Co. (a)	34,395	147,770
Petro Rabigh	22,858	103,930
Rabigh Refining & Petrochemical Co. (a)	17,941	81,574
Riyad Bank	135,255	1,157,135
SABIC Agri-Nutrients Co.	21,790	800,262
Sahara International Petrochemical Co.	37,381	500,127
Saudi Arabian Mining Co. (a)	86,306	1,146,652
Saudi Arabian Oil Co. (b)	243,929	2,522,439
Saudi Basic Industries Corp.	90,719	2,456,504
Saudi British Bank	92,416	1,002,460
Saudi Electricity Co.	84,179	542,931
Saudi Industrial Investment Group	39,586	300,685
Saudi Investment Bank	51,186	266,018
Security Description	Shares	Value
Saudi Kayan Petrochemical Co. (a)	77,118	$ 324,331
Saudi National Bank	221,601	3,892,089
Saudi Research & Media Group (a)	3,826	191,703
Saudi Tadawul Group Holding Co.	3,623	182,497
Saudi Telecom Co.	60,296	1,560,391
Savola Group	28,003	250,766
Yanbu National Petrochemical Co.	25,807	347,340
		28,148,171
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (b)	21,400	179,857
SOUTH AFRICA — 3.3%
Absa Group, Ltd.	81,980	773,637
African Rainbow Minerals, Ltd.	11,856	154,691
Anglo American Platinum, Ltd.	5,451	474,145
Aspen Pharmacare Holdings, Ltd.	38,768	329,028
Bid Corp., Ltd.	33,311	623,845
Bidvest Group, Ltd.	28,337	362,530
Capitec Bank Holdings, Ltd.	8,726	1,055,765
Clicks Group, Ltd.	24,998	417,043
Discovery, Ltd. (a)(c)	51,683	404,126
Exxaro Resources, Ltd.	25,667	310,495
FirstRand, Ltd.	508,619	1,936,369
Foschini Group, Ltd.	31,916	237,677
Gold Fields, Ltd.	90,770	847,722
Growthpoint Properties, Ltd. REIT	359,389	270,927
Harmony Gold Mining Co., Ltd.	58,715	186,261
Impala Platinum Holdings, Ltd.	84,760	937,185
Kumba Iron Ore, Ltd.	6,860	220,110
Mr. Price Group, Ltd.	26,954	291,825
MTN Group, Ltd.	170,391	1,373,321
MultiChoice Group	37,356	264,074
Naspers, Ltd. Class N	21,960	3,173,822
Nedbank Group, Ltd.	46,447	587,615
Northam Platinum Holdings, Ltd. (a)	33,757	352,952
Old Mutual, Ltd.	470,787	316,971
Pepkor Holdings, Ltd. (b)	161,167	188,098
Remgro, Ltd.	52,079	412,976
Sanlam, Ltd.	180,521	582,582
Sasol, Ltd. (a)	56,814	1,288,975
Shoprite Holdings, Ltd.	51,027	616,342
Sibanye Stillwater, Ltd.	285,525	708,824
SPAR Group, Ltd.	20,328	171,384
Standard Bank Group, Ltd.	134,776	1,276,557
Vodacom Group, Ltd. (c)	63,563	508,776
Woolworths Holdings, Ltd.	100,085	331,427
		21,988,077
SOUTH KOREA — 11.1%
Alteogen, Inc. (a)	2,627	123,621

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Amorepacific Corp.	2,918	$ 292,160
AMOREPACIFIC Group	2,949	84,718
BGF retail Co., Ltd.	783	113,976
Celltrion Healthcare Co., Ltd.	8,780	463,885
Celltrion Pharm, Inc. (a)	1,649	99,951
Celltrion, Inc.	9,882	1,358,547
Cheil Worldwide, Inc.	6,731	123,122
CJ CheilJedang Corp.	884	258,038
CJ Corp.	1,359	81,326
CJ ENM Co., Ltd.	1,095	79,022
CJ Logistics Corp. (a)	821	72,084
Coway Co., Ltd.	5,797	285,296
DB Insurance Co., Ltd.	4,608	217,553
Doosan Bobcat, Inc.	5,125	114,073
Doosan Enerbility Co., Ltd. (a)	40,470	604,681
Ecopro BM Co., Ltd.	5,008	437,776
E-MART, Inc.	2,161	175,590
F&F Co., Ltd.	1,814	187,911
Green Cross Corp.	489	63,460
GS Engineering & Construction Corp.	6,789	164,967
GS Holdings Corp.	4,644	149,685
Hana Financial Group, Inc.	30,001	909,226
Hankook Tire & Technology Co., Ltd.	7,851	199,238
Hanmi Pharm Co., Ltd.	696	165,102
Hanon Systems	19,408	150,224
Hanwha Solutions Corp. (a)	11,474	334,923
HD Hyundai Co., Ltd.	5,043	230,710
HLB, Inc. (a)	9,209	251,077
HMM Co., Ltd.	27,195	515,247
Hotel Shilla Co., Ltd.	3,319	182,003
HYBE Co., Ltd. (a)	1,732	194,090
Hyundai Construction Equipment Co., Ltd.	4	138
Hyundai Engineering & Construction Co., Ltd.	8,357	266,144
Hyundai Glovis Co., Ltd.	1,802	249,121
Hyundai Heavy Industries Co., Ltd. (a)	1,774	195,380
Hyundai Mobis Co., Ltd.	6,143	941,510
Hyundai Motor Co.	13,976	1,942,905
Hyundai Motor Co. Preference Shares (e)	3,895	262,787
Hyundai Motor Co. Preference Shares (e)	2,380	159,473
Hyundai Steel Co.	9,327	230,589
Iljin Materials Co., Ltd.	2,388	128,375
Industrial Bank of Korea	27,703	205,255
Kakao Corp.	31,397	1,690,273
Kakao Games Corp. (a)	3,480	131,733
KakaoBank Corp. (a)	11,895	277,129
Kangwon Land, Inc. (a)	10,214	199,812
KB Financial Group, Inc.	39,683	1,471,609
Kia Corp.	26,482	1,576,601
Korea Aerospace Industries, Ltd.	7,069	292,908
Security Description	Shares	Value
Korea Electric Power Corp. (a)	26,312	$ 456,974
Korea Investment Holdings Co., Ltd.	4,447	211,322
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,448	321,678
Korea Zinc Co., Ltd.	894	335,663
Korean Air Lines Co., Ltd. (a)	18,316	355,486
Krafton, Inc. (a)	2,520	425,046
KT&G Corp.	11,153	706,082
Kumho Petrochemical Co., Ltd.	1,933	206,937
L&F Co., Ltd. (a)	2,332	377,172
LG Chem, Ltd.	4,976	1,977,523
LG Chem, Ltd. Preference Shares	768	142,255
LG Corp.	9,550	572,971
LG Display Co., Ltd.	23,098	258,839
LG Electronics, Inc.	10,810	735,153
LG Energy Solution, Ltd. (a)(c)	2,137	610,618
LG H&H Co., Ltd.	961	503,296
LG H&H Co., Ltd. Preference Shares	256	64,375
LG Innotek Co., Ltd.	1,389	366,399
LG Uplus Corp. (a)	22,755	223,449
Lotte Chemical Corp.	1,644	227,911
Lotte Shopping Co., Ltd.	1,062	85,065
Meritz Financial Group, Inc.	3,695	73,564
Meritz Fire & Marine Insurance Co., Ltd.	4,015	102,509
Meritz Securities Co., Ltd.	30,483	106,587
Mirae Asset Securities Co., Ltd.	28,898	147,339
NAVER Corp.	13,232	2,445,841
NCSoft Corp.	1,708	459,755
Netmarble Corp. (b)	2,190	116,213
NH Investment & Securities Co., Ltd.	13,998	97,568
Orion Corp/Republic of Korea	2,500	200,246
Pan Ocean Co., Ltd.	25,577	117,011
Pearl Abyss Corp. (a)(c)	3,113	122,516
POSCO Chemtech Co., Ltd.	2,836	233,712
POSCO Holdings, Inc.	7,880	1,398,906
S-1 Corp.	2,014	99,583
Samsung Biologics Co., Ltd. (a)(b)	1,767	1,075,116
Samsung C&T Corp.	8,368	792,717
Samsung Electro-Mechanics Co., Ltd.	5,674	570,284
Samsung Electronics Co., Ltd. Preference Shares	83,078	3,327,215
Samsung Electronics Co., Ltd.	482,555	21,184,254
Samsung Engineering Co., Ltd. (a)	14,621	242,670
Samsung Fire & Marine Insurance Co., Ltd.	3,201	495,534
Samsung Heavy Industries Co., Ltd. (a)	64,439	301,251
Samsung Life Insurance Co., Ltd.	8,042	387,730

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Samsung SDI Co., Ltd.	5,544	$ 2,271,571
Samsung SDS Co., Ltd.	3,667	367,152
Samsung Securities Co., Ltd.	6,571	169,285
SD Biosensor, Inc.	3,768	112,744
Seegene, Inc.	3,523	98,087
Shinhan Financial Group Co., Ltd.	46,343	1,322,403
SK Biopharmaceuticals Co., Ltd. (a)	3,238	186,789
SK Bioscience Co., Ltd. (a)	2,455	190,024
SK Chemicals Co., Ltd.	1,285	91,150
SK Hynix, Inc.	55,150	3,865,257
SK IE Technology Co., Ltd. (a)(b)	2,658	200,824
SK Innovation Co., Ltd. (a)	5,536	818,632
SK Square Co., Ltd. (a)	9,880	297,146
SK Telecom Co., Ltd.	2,710	108,534
SK, Inc.	3,760	622,612
SKC Co., Ltd.	2,112	216,340
S-Oil Corp.	4,517	361,805
Woori Financial Group, Inc.	51,494	479,881
Yuhan Corp.	5,460	235,490
		74,183,085
TAIWAN — 14.0%
Accton Technology Corp.	49,000	393,041
Acer, Inc.	310,000	226,243
Advantech Co., Ltd.	43,002	500,402
ASE Technology Holding Co., Ltd.	330,307	848,721
Asia Cement Corp.	230,000	338,810
ASMedia Technology, Inc.	3,000	112,499
Asustek Computer, Inc.	72,000	751,879
AUO Corp.	840,000	460,491
Catcher Technology Co., Ltd.	72,000	400,760
Cathay Financial Holding Co., Ltd.	808,087	1,383,343
Chailease Holding Co., Ltd.	137,061	961,112
Chang Hwa Commercial Bank, Ltd.	493,413	287,915
Cheng Shin Rubber Industry Co., Ltd.	188,000	223,828
China Airlines, Ltd. (a)	287,000	226,832
China Development Financial Holding Corp.	1,573,826	778,087
China Steel Corp.	1,206,000	1,153,941
Chunghwa Telecom Co., Ltd.	382,000	1,567,390
Compal Electronics, Inc.	439,000	335,892
CTBC Financial Holding Co., Ltd.	1,763,040	1,488,298
Delta Electronics, Inc.	199,000	1,482,452
E Ink Holdings, Inc.	87,000	551,550
E.Sun Financial Holding Co., Ltd.	1,204,618	1,174,901
Eclat Textile Co., Ltd.	18,550	259,220
eMemory Technology, Inc.	6,000	208,855
Eva Airways Corp. (a)	265,000	282,081
Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd.	253,252	$ 720,572
Far Eastern New Century Corp.	337,000	360,422
Far EasTone Telecommunications Co., Ltd.	157,000	441,428
Feng TAY Enterprise Co., Ltd.	45,361	267,740
First Financial Holding Co., Ltd.	1,056,954	931,347
Formosa Chemicals & Fibre Corp.	352,000	884,336
Formosa Petrochemical Corp.	120,000	378,563
Formosa Plastics Corp.	423,000	1,543,562
Fubon Financial Holding Co., Ltd.	724,855	1,457,828
Giant Manufacturing Co., Ltd.	32,000	258,295
Globalwafers Co., Ltd.	23,000	350,413
Hon Hai Precision Industry Co., Ltd.	1,260,800	4,621,965
Hotai Motor Co., Ltd.	30,000	611,432
Hua Nan Financial Holdings Co., Ltd.	869,965	661,248
Innolux Corp.	1,029,000	418,750
Inventec Corp.	260,000	219,920
Largan Precision Co., Ltd.	10,000	580,154
Lite-On Technology Corp.	200,958	391,325
MediaTek, Inc.	153,000	3,349,858
Mega Financial Holding Co., Ltd.	1,112,000	1,320,181
Micro-Star International Co., Ltd.	72,000	274,841
momo.com, Inc.	6,000	128,744
Nan Ya Plastics Corp.	486,000	1,356,652
Nan Ya Printed Circuit Board Corp.	24,000	210,268
Nanya Technology Corp.	132,000	219,308
Nien Made Enterprise Co., Ltd.	18,000	177,376
Novatek Microelectronics Corp.	59,000	599,257
Pegatron Corp.	205,000	392,991
Pou Chen Corp.	222,000	220,257
Powerchip Semiconductor Manufacturing Corp.	272,000	366,832
President Chain Store Corp.	59,000	540,720
Quanta Computer, Inc.	275,000	738,056
Realtek Semiconductor Corp.	46,000	561,589
Ruentex Development Co., Ltd.	121,064	298,858
Shanghai Commercial & Savings Bank, Ltd.	355,736	635,296
Shin Kong Financial Holding Co., Ltd.	1,308,741	385,578
SinoPac Financial Holdings Co., Ltd.	1,026,457	579,968
Synnex Technology International Corp.	143,700	257,112
Taishin Financial Holding Co., Ltd.	1,065,363	584,035
Taiwan Cement Corp.	560,085	744,055

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	968,864	$ 874,905
Taiwan High Speed Rail Corp.	203,000	191,506
Taiwan Mobile Co., Ltd.	175,000	635,647
Taiwan Semiconductor Manufacturing Co., Ltd.	2,490,000	39,862,108
Unimicron Technology Corp.	127,000	676,997
Uni-President Enterprises Corp.	484,000	1,090,622
United Microelectronics Corp.	1,192,000	1,569,502
Vanguard International Semiconductor Corp.	93,000	240,214
Voltronic Power Technology Corp.	6,000	291,590
Walsin Lihwa Corp.	259,000	314,021
Wan Hai Lines, Ltd.	63,800	255,342
Win Semiconductors Corp.	36,000	233,070
Winbond Electronics Corp.	321,000	234,271
Wiwynn Corp.	9,000	210,974
WPG Holdings, Ltd.	163,880	303,691
Yageo Corp.	42,556	440,824
Yang Ming Marine Transport Corp.	177,000	489,922
Yuanta Financial Holding Co., Ltd.	987,600	654,337
Zhen Ding Technology Holding, Ltd.	67,000	232,095
		94,241,313
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	42,400	634,169
THAILAND — 1.9%
Advanced Info Service PCL	120,700	664,012
Airports of Thailand PCL (a)	436,200	875,978
Asset World Corp. PCL	824,900	113,860
B Grimm Power PCL	85,100	84,245
Bangkok Commercial Asset Management PCL	176,800	87,012
Bangkok Dusit Medical Services PCL NVDR	76,800	54,306
Bangkok Dusit Medical Services PCL Class F	1,035,000	731,863
Bangkok Expressway & Metro PCL	790,499	195,640
Berli Jucker PCL	124,500	114,446
BTS Group Holdings PCL	816,384	197,428
Bumrungrad Hospital PCL	50,800	257,197
Carabao Group PCL Class F	28,300	85,248
Central Pattana PCL	212,300	366,293
Central Retail Corp. PCL	187,058	185,180
Charoen Pokphand Foods PCL	374,500	275,407
CP ALL PCL	583,800	990,751
Delta Electronics Thailand PCL	30,100	283,504
Electricity Generating PCL	25,000	124,806
Energy Absolute PCL	161,435	372,138
Energy Absolute PCL NVDR	5,500	12,679
Security Description	Shares	Value
Global Power Synergy PCL Class F	74,154	$ 135,283
Gulf Energy Development PCL	287,260	377,813
Home Product Center PCL	630,700	226,556
Indorama Ventures PCL	175,300	233,039
Intouch Holdings PCL Class F	119,300	231,143
JMT Network Services PCL Class F	59,100	122,446
Krung Thai Bank PCL	357,400	156,688
Krungthai Card PCL	92,600	149,291
Land & Houses PCL	887,753	209,666
Minor International PCL (a)	311,995	300,038
Muangthai Capital PCL	85,000	102,779
Osotspa PCL	143,000	138,531
PTT Exploration & Production PCL	137,700	621,218
PTT Global Chemical PCL	217,900	280,426
PTT Oil & Retail Business PCL	319,300	230,297
PTT PCL	999,000	960,713
Ratch Group PCL	105,800	114,463
SCB X PCL	90,700	266,802
SCG Packaging PCL	136,600	214,434
Siam Cement PCL (c)	77,854	823,572
Srisawad Corp. PCL	70,500	96,712
Thai Oil PCL	115,800	168,681
Thai Union Group PCL Class F	299,000	144,616
True Corp. PCL	1,195,437	155,537
		12,532,737
TURKEY — 0.3%
Akbank T.A.S.	308,384	148,129
Aselsan Elektronik Sanayi Ve Ticaret A/S	63,113	86,411
BIM Birlesik Magazalar A/S	48,408	234,408
Eregli Demir ve Celik Fabrikalari TAS	143,128	232,653
Ford Otomotiv Sanayi A/S	6,642	106,215
Haci Omer Sabanci Holding A/S	114,022	129,138
KOC Holding A/S	80,377	176,193
Turk Hava Yollari AO (a)	53,435	149,777
Turkcell Iletisim Hizmetleri A/S	126,195	122,442
Turkiye Is Bankasi A/S Class C	357,794	93,860
Turkiye Petrol Rafinerileri AS (a)	13,264	210,124
Turkiye Sise ve Cam Fabrikalari A/S	145,157	186,918
		1,876,268
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	282,598	681,663
Abu Dhabi Islamic Bank PJSC	152,461	311,306
Abu Dhabi National Oil Co. for Distribution PJSC	312,665	359,219
Aldar Properties PJSC	388,751	470,976
Dubai Islamic Bank PJSC	297,042	465,809
Emaar Properties PJSC	405,683	574,325

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Emirates NBD Bank PJSC	192,394	$ 691,405
Emirates Telecommunications Group Co. PJSC	356,929	2,536,235
First Abu Dhabi Bank PJSC	453,149	2,316,882
		8,407,820
UNITED STATES — 0.2%
JBS SA	84,000	507,426
Legend Biotech Corp. ADR (a)	4,800	264,000
Parade Technologies, Ltd.	8,000	309,416
		1,080,842
TOTAL COMMON STOCKS (Cost $572,490,534)		641,364,234

PREFERRED STOCKS — 0.0% (f)
RUSSIA — 0.0%
Surgutneftegas PJSC, (d) (Cost: $464,774)	807,200	—
RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
MICROPORT Rights (expiring 07/29/22) (a)(d) (Cost: $0)	24	—
WARRANTS — 2.8%
CHINA — 1.1%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	7,746,970
SWITZERLAND — 1.7%
UBS AG (expiring 11/26/27) (a)	3,600	5,079,269
UBS AG (expiring 5/28/27) (a)	4,202	6,058,393
		11,137,662
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,196	457
TOTAL WARRANTS (Cost $15,894,439)		18,885,089
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g)(h)	1,972,169	1,971,972
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)	5,361,979	$ 5,361,979
TOTAL SHORT-TERM INVESTMENTS (Cost $7,333,951)		7,333,951
TOTAL INVESTMENTS — 99.5% (Cost $596,183,698)		667,583,274
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		3,026,316
NET ASSETS — 100.0%		$ 670,609,590
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.8% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $254,838, representing 0.04% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

At June 30, 2022, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets (long)	244	09/16/2022	$12,315,198	$12,232,940	$(82,258)

During the period ended June 30, 2022, average notional value related to futures contracts was $27,399,207.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$628,643,644	$12,465,752	$254,838	$641,364,234
Preferred Stocks	—	—	0(a)	—
Rights	—	—	0(a)	—
Warrants	457	18,884,632	—	18,885,089
Short-Term Investments	7,333,951	—	—	7,333,951
TOTAL INVESTMENTS	$635,978,052	$31,350,384	$254,838	$667,583,274
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(82,258)	—	—	(82,258)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (82,258)	$ —	$ —	$ (82,258)
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of June 30, 2022

Description	% of Net Assets
Financials	23.2%
Information Technology	18.5
Consumer Discretionary	14.4
Communication Services	10.4
Materials	7.9
TOTAL	74.4%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,402,985	$31,406,126	$ 119,576,167	$ 149,006,211	$(5,920)	$1,810	1,972,169	$1,971,972	$19,342
State Street Navigator Securities Lending Portfolio II	3,735,580	3,735,580	29,563,823	27,937,424	—	—	5,361,979	5,361,979	12,567
Total		$35,141,706	$149,139,990	$176,943,635	$(5,920)	$1,810		$7,333,951	$31,909
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$660,249,323
Investments in affiliated issuers, at value	7,333,951
Total Investments	667,583,274
Foreign currency, at value	3,472,554
Net cash at broker	698,817
Receivable for investments sold	2,254,387
Receivable for fund shares sold	2,210,035
Dividends receivable — unaffiliated issuers	3,503,347
Dividends receivable — affiliated issuers	3,319
Securities lending income receivable — unaffiliated issuers	7,991
Securities lending income receivable — affiliated issuers	2,171
Receivable from Adviser	157,246
Receivable for foreign taxes recoverable	5,107
TOTAL ASSETS	679,898,248
LIABILITIES
Payable upon return of securities loaned	5,361,979
Payable for investments purchased	130,594
Payable for fund shares repurchased	1,275,037
Payable to broker – accumulated variation margin on open futures contracts	81,587
Deferred foreign taxes payable	1,868,358
Advisory fee payable	84,059
Custodian fees payable	318,896
Administration fees payable	30,023
Transfer agent fees payable	9,171
Registration and filing fees payable	19,991
Professional fees payable	14,818
Printing and postage fees payable	30,943
Accrued expenses and other liabilities	63,202
TOTAL LIABILITIES	9,288,658
NET ASSETS	$670,609,590
NET ASSETS CONSIST OF:
Paid-in Capital	$643,208,589
Total distributable earnings (loss)**	27,401,001
NET ASSETS	$670,609,590
Class K
Net Assets	$670,609,590
Shares Outstanding	10,724,573
Net asset value, offering and redemption price per share	$ 62.53
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$588,849,747
Investments in affiliated issuers	7,333,951
Total cost of investments	$596,183,698
Foreign currency, at cost	$ 3,283,853
* Includes investments in securities on loan, at value	$ 16,215,256
** Includes deferred foreign taxes	$ 1,815,466
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 13,565,826
Dividend income — affiliated issuers	19,342
Unaffiliated securities lending income	56,899
Affiliated securities lending income	12,567
Foreign taxes withheld	(1,218,106)
TOTAL INVESTMENT INCOME (LOSS)	12,436,528
EXPENSES
Advisory fee	601,299
Administration fees	214,750
Custodian fees	392,710
Trustees’ fees and expenses	13,915
Transfer agent fees	16,523
Registration and filing fees	18,658
Professional fees	21,604
Printing and postage fees	10,408
Insurance expense	1,503
Interest expense	7,263
Miscellaneous expenses	84,024
TOTAL EXPENSES	1,382,657
Expenses waived/reimbursed by the Adviser	(642,885)
NET EXPENSES	739,772
NET INVESTMENT INCOME (LOSS)	$ 11,696,756
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,784,263)
Investments — affiliated issuers	(5,920)
Foreign currency transactions	(1,463,399)
Futures contracts	(4,558,664)
Net realized gain (loss)	(13,812,246)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(165,755,353)
Investments — affiliated issuers	1,810
Foreign currency translations	144,014
Futures contracts	182,134
Net change in unrealized appreciation/depreciation	(165,427,395)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(179,239,641)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(167,542,885)
* Includes foreign capital gain taxes	$ (321,976)
** Includes foreign deferred taxes	$ 1,662,927
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,696,756	$ 17,979,959
Net realized gain (loss)	(13,812,246)	1,710,996
Net change in unrealized appreciation/depreciation	(165,427,395)	(46,785,757)
Net increase (decrease) in net assets resulting from operations	(167,542,885)	(27,094,802)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(17,489,086)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Other Capital	(27)	—
Net increase (decrease) from share transactions	(27)	—
Class K
Proceeds from sale of shares sold	164,243,991	317,148,590
Reinvestment of distributions	—	17,166,090
Cost of shares redeemed	(244,303,315)	(250,814,270)
Net increase (decrease) in net assets from beneficial interest transactions	(80,059,351)	83,500,410
Net increase (decrease) in net assets during the period	(247,602,236)	38,916,522
Net assets at beginning of period	918,211,826	879,295,304
NET ASSETS AT END OF PERIOD	$ 670,609,590	$ 918,211,826
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,299,659	3,897,769
Reinvestment of distributions	—	227,035
Shares redeemed	(3,661,267)	(3,072,194)
Net increase (decrease) from share transactions	(1,361,608)	1,052,610
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 75.97	$ 79.69	$ 68.70	$ 59.80	$ 72.30	$ 54.10
Income (loss) from investment operations:
Net investment income (loss) (b)	0.94	1.65	1.28	2.00	1.60	1.45
Net realized and unrealized gain (loss)	(14.38)	(3.89)	11.18	8.85	(12.30)	18.60
Total from investment operations	(13.44)	(2.24)	12.46	10.85	(10.70)	20.05
Distributions to shareholders from:
Net investment income	—	(1.48)	(1.47)	(1.95)	(1.35)	(1.50)
Net realized gains	—	—	—	—	(0.45)	(0.35)
Total distributions	—	(1.48)	(1.47)	(1.95)	(1.80)	(1.85)
Net asset value, end of period	$ 62.53	$ 75.97	$ 79.69	$ 68.70	$ 59.80	$ 72.30
Total return (c)	(17.72)%	(2.80)%	18.18%	18.13%	(14.77)%	37.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$670,610	$918,212	$879,295	$743,712	$580,430	$607,947
Ratios to Average Net Assets:
Total expenses	0.32%(d)	0.30%	0.31%	0.33%	0.33%	0.34%
Net expenses	0.17%(d)	0.17%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	2.72%(d)	2.02%	1.94%	3.10%	2.36%	2.23%
Portfolio turnover rate	13%(e)	11%	13%	13%	7%	6%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$(671)	$—	$—	$82,258	$—	$81,587
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(4,558,664)	$—	(4,558,664)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$182,134	$—	$182,134
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2023, (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement arrangement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended June 30, 2022, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $642,885.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2022, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2022 were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$105,517,444	$146,344,303
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$604,603,683	$135,480,732	$72,583,399	$62,897,333
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 16,215,256	$ 5,361,979	$ 12,082,750	$ 17,444,729
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2022:
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$5,361,979	$—	$—	$—	$5,361,979	$5,361,979
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2022.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,000.00	$0.84	$1,024.00	$0.85
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov.
Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
__________________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s performance was below the median of its Performance Universe 1- and 3-year periods and was above the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
42

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEMMKTSSAR

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street International Value Spotlight Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Common Stocks	95.9%
Short-Term Investment	5.5
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.9%
CHINA — 21.3%
China Construction Bank Corp. Class H	84,000	$ 56,414
CITIC Securities Co., Ltd. Class H	26,600	59,458
Dali Foods Group Co., Ltd. (a)	102,000	54,205
Gree Electric Appliances, Inc. of Zhuhai Class A	10,900	54,824
Haitian International Holdings, Ltd.	24,000	61,323
Lee & Man Paper Manufacturing, Ltd.	135,000	57,978
Ping An Insurance Group Co. of China, Ltd. Class H	9,000	61,189
		405,391
FRANCE — 10.9%
BNP Paribas SA	990	46,953
Dassault Aviation SA	351	54,639
Sanofi	546	54,992
Societe Generale SA	2,308	50,406
		206,990
GERMANY — 2.8%
Bayerische Motoren Werke AG	706	54,220
HONG KONG — 3.4%
WH Group, Ltd. (a)	84,148	64,985
HUNGARY — 2.5%
Richter Gedeon Nyrt	2,697	48,534
ITALY — 3.2%
Leonardo SpA	5,979	60,495
JAPAN — 13.8%
Alfresa Holdings Corp.	4,100	55,077
Komatsu, Ltd.	2,400	53,139
Sumitomo Mitsui Financial Group, Inc.	1,800	53,422
TBS Holdings, Inc.	4,000	50,024
Zeon Corp.	5,400	52,229
		263,891
MACAU — 3.2%
Sands China, Ltd. (b)	25,600	61,073
SOUTH KOREA — 12.0%
Hyundai Mobis Co., Ltd.	357	54,716
KB Financial Group, Inc.	1,551	57,517
KT&G Corp.	969	61,346
Samsung Electronics Co., Ltd. Preference Shares	1,398	55,989
		229,568
Security Description	Shares	Value
SPAIN — 5.8%
ACS Actividades de Construccion y Servicios SA	2,348	$ 56,777
Banco Bilbao Vizcaya Argentaria SA	11,738	53,142
		109,919
SWITZERLAND — 5.4%
Adecco Group AG (b)	1,446	48,998
Holcim AG (b)	1,238	53,065
		102,063
TAIWAN — 2.9%
Catcher Technology Co., Ltd.	10,000	55,661
UNITED KINGDOM — 6.1%
Rolls-Royce Holdings PLC (b)	57,783	58,210
Standard Chartered PLC	7,835	58,861
		117,071
UNITED STATES — 2.6%
Newmont Corp.	820	48,693
TOTAL COMMON STOCKS (Cost $1,919,493)		1,828,554

SHORT-TERM INVESTMENT — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d) (Cost $105,130)	105,130	105,130
TOTAL INVESTMENTS — 101.4% (Cost $2,024,623)		1,933,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(26,669)
NET ASSETS — 100.0%		$ 1,907,015
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,828,554	$—	$—	$1,828,554
Short-Term Investment	105,130	—	—	105,130
TOTAL INVESTMENTS	$1,933,684	$—	$—	$1,933,684
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	26.1%
Industrials	20.6
Consumer Discretionary	11.8
Materials	11.1
Consumer Staples	9.5
Health Care	8.3
Information Technology	5.9
Communication Services	2.6
Short-Term Investment	5.5
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,960	$11,960	$266,573	$173,403	$—	$—	105,130	$105,130	$215
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$1,828,554
Investments in affiliated issuers, at value	105,130
Total Investments	1,933,684
Foreign currency, at value	17,205
Receivable for investments sold	30,291
Dividends receivable — unaffiliated issuers	8,524
Dividends receivable — affiliated issuers	91
Receivable from Adviser (Note 3)	17,731
Receivable for foreign taxes recoverable	1,502
TOTAL ASSETS	2,009,028
LIABILITIES
Payable for investments purchased	30,708
Advisory fee payable	1,210
Custodian fees payable	16,030
Administration fees payable	81
Trustees’ fees and expenses payable	18
Transfer agent fees payable	83
Registration and filing fees payable	4,002
Professional fees payable	30,008
Printing and postage fees payable	16,570
Accrued expenses and other liabilities	3,303
TOTAL LIABILITIES	102,013
NET ASSETS	$1,907,015
NET ASSETS CONSIST OF:
Paid-in Capital	$2,004,459
Total distributable earnings (loss)	(97,444)
NET ASSETS	$1,907,015
NET ASSET VALUE PER SHARE Class K
Net Assets	$1,907,015
Shares Outstanding	200,000
Net asset value, offering and redemption price per share	$ 9.54
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,919,493
Investments in affiliated issuers	105,130
Total cost of investments	$2,024,623
Foreign currency, at cost	$ 17,321
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 53,345
Dividend income — affiliated issuers	215
Foreign taxes withheld	(4,865)
TOTAL INVESTMENT INCOME (LOSS)	48,695
EXPENSES
Advisory fee	7,567
Administration fees	504
Custodian fees	19,787
Trustees’ fees and expenses	10,527
Transfer agent fees	596
Registration and filing fees	13,710
Professional fees	21,237
Printing and postage fees	5,346
Insurance expense	4
Miscellaneous expenses	687
TOTAL EXPENSES	79,965
Expenses waived/reimbursed by the Adviser	(72,398)
NET EXPENSES	7,567
NET INVESTMENT INCOME (LOSS)	$ 41,128
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	41,433
Foreign currency transactions	(1,588)
Net realized gain (loss)	39,845
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(237,134)
Foreign currency translations	(503)
Net change in unrealized appreciation/depreciation	(237,637)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(197,792)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(156,664)
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 41,128	$ 45,194
Net realized gain (loss)	39,845	191,182
Net change in unrealized appreciation/depreciation	(237,637)	(163,153)
Net increase (decrease) in net assets resulting from operations	(156,664)	73,223
Distributions to shareholders	—	(45,200)
Proceeds from shares sold	—	161,310
Cost of shares redeemed	—	(156,513)
Net increase (decrease) in net assets from beneficial interest transactions	—	4,797
Net increase (decrease) in net assets during the period	(156,664)	32,820
Net assets at beginning of period	2,063,679	2,030,859
NET ASSETS AT END OF PERIOD	$1,907,015	$2,063,679
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	15,047
Shares redeemed	—	(15,047)
Net increase (decrease) from share transactions	—	—
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$10.32	$10.15	$ 9.54	$ 8.08	$ 12.56	$ 11.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.22	0.15	0.18	0.21	0.24
Net realized and unrealized gain (loss)	(0.99)	0.18	0.57	1.47	(2.66)	2.56
Total from investment operations	(0.78)	0.40	0.72	1.65	(2.45)	2.80
Voluntary contribution from Adviser	—	—	0.04	—	—	—
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.15)	(0.19)	(0.22)	(0.24)
Net realized gains	—	—	—	—	(1.81)	(1.25)
Total distributions	—	(0.23)	(0.15)	(0.19)	(2.03)	(1.49)
Net asset value, end of period	$ 9.54	$10.32	$10.15	$ 9.54	$ 8.08	$12.56
Total return (b)	(7.56)%	3.90%	8.01%(c)	20.39%	(19.32)%	25.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,907	$2,064	$2,031	$1,907	$ 1,617	$2,512
Ratios to average net assets:
Total expenses	7.93%(d)	7.18%	11.20%	12.74%	7.58%	7.26%
Net expenses	0.75%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	4.08%(d)	2.04%	1.70%	2.09%	1.76%	1.86%
Portfolio turnover rate	14%(e)	40%	76%	35%	63%	45%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If an affiliate had not made a contribution during the period ended December 31, 2020, the total return would have been 7.59%.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced	Non-diversified
	Class K	July 14, 2016	Non-diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 0.75% of its average daily net assets.
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Europe Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.
SSGA FM is contractually obligated until April 30, 2023 to waive up to the full amount of its advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Board. For the period ended June 30, 2022, SSGA FM reimbursed or waived the fees under this agreement as shown on the Statement of Operations.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

(based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Class A shares. As of June 30, 2022, the Fund's Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street International Value Spotlight Fund	1	100%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2022 were as follows:
	Purchases	Sales
State Street International Value Spotlight Fund	$283,321	$323,887
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Value Spotlight Fund	$2,052,433	$134,441	$253,190	$(118,749)
7.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2022.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Value Spotlight Fund	0.75%	$924.40	$3.58	$1,021.10	$3.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Value Spotlight Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between SSGA FM and State Street Global Advisors Europe Limited (the “Sub-Adviser” and, together with SSGA FM, the “Advisers”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
___________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Profitability analyses for (a) the Advisers with respect to the Fund and (b) affiliates of the Advisers that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Advisers
•	Reports detailing the financial results and condition of the Advisers and their affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Advisers;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Advisers' technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Advisers; and
•	Information regarding the Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from the Advisers, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Advisers.
The Board considered the Advisers’ management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisers in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Advisers in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Advisers and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Advisers can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

State Street International Value Spotlight Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 5-year periods and was above the median of its Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered potential actions management was considering taking with respect to the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Advisers to the fees charged and services provided to other clients of the Advisers, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. The Board also considered that the sub-advisory fees are paid to the Sub-Adviser by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the median of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisers, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser, including the profits realized by the Sub-Adviser, and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Advisers and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Advisers possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITSPOTSAR

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 and Target Retirement 2065 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
State Street Target Retirement Fund
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	47.1%
Domestic Equity	18.4
Inflation Linked	18.0
International Equity	11.3
Real Estate	5.0
Short Term Investments	2.6
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
See accompanying notes to financial statements.
1

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	40.9%
Domestic Equity	22.1
Inflation Linked	18.0
International Equity	13.8
Real Estate	4.9
Short Term Investments	2.6
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
See accompanying notes to financial statements.
2

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	32.6%
Domestic Equity	29.8
International Equity	19.7
Inflation Linked	13.9
Real Estate	3.7
Short Term Investments	1.9
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
See accompanying notes to financial statements.
3

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	37.4%
Domestic Fixed Income	29.6
International Equity	26.7
Inflation Linked	4.9
Real Estate	1.2
Short Term Investments	5.5
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
See accompanying notes to financial statements.
4

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	41.9%
International Equity	30.8
Domestic Fixed Income	27.1
Short Term Investments	1.2
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
See accompanying notes to financial statements.
5

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	46.1%
International Equity	33.9
Domestic Fixed Income	19.8
Short Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
6

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	49.0%
	International Equity	36.0
	Domestic Fixed Income	14.7
	Short Term Investments	0.3
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
7

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.6%
International Equity	38.0
Domestic Fixed Income	10.1
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
8

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.6%
International Equity	38.0
Domestic Fixed Income	10.1
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
9

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.6%
International Equity	38.0
Domestic Fixed Income	10.1
Short Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
10

State Street Target Retirement 2065 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2022 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.5%
International Equity	37.9
Domestic Fixed Income	10.1
Short Term Investments	0.3
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 18.4%
State Street Equity 500 Index II Portfolio	268,531	$ 92,841,970
State Street Small/Mid Cap Equity Index Portfolio	75,051	17,285,064
		110,127,034
DOMESTIC FIXED INCOME — 47.1%
SPDR Bloomberg High Yield Bond ETF (b)	462,740	41,975,145
SPDR Portfolio Short Term Corporate Bond ETF (b)	811,130	24,114,895
SPDR Portfolio Short Term Treasury ETF (b)	3,236,695	95,320,668
State Street Aggregate Bond Index Portfolio	1,323,478	121,508,538
		282,919,246
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	5,560,814	108,213,440
INTERNATIONAL EQUITY — 11.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	682,824	68,104,840
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	673,169	29,713,680
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $632,672,820)		599,078,240
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	1,664,090	$ 1,664,090
State Street Navigator Securities Lending Portfolio II (a)(e)	14,263,794	14,263,794
TOTAL SHORT-TERM INVESTMENTS (Cost $15,927,884)		$ 15,927,884
TOTAL INVESTMENTS — 102.4% (Cost $648,600,704)		615,006,124
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(14,699,118)
NET ASSETS — 100.0%		$ 600,307,006
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$599,078,240	$—	$—	$599,078,240
Short-Term Investments	15,927,884	—	—	15,927,884
TOTAL INVESTMENTS	$615,006,124	$—	$—	$615,006,124
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	5,401,922	$ 114,088,593	$ 16,235,654	$ 12,658,669	$ 723,229	$(10,175,367)	5,560,814	$108,213,440	$3,268,925
SPDR Bloomberg High Yield Bond ETF	408,041	44,301,011	8,323,044	2,785,568	(261,959)	(7,601,383)	462,740	41,975,145	894,313
SPDR Dow Jones Global Real Estate ETF	561,752	31,755,841	7,189,993	1,877,605	615,484	(7,970,033)	673,169	29,713,680	365,145
SPDR Portfolio Short Term Corporate Bond ETF	818,052	25,335,070	2,938,764	3,092,264	(72,578)	(994,097)	811,130	24,114,895	131,903
SPDR Portfolio Short Term Treasury ETF	3,286,367	100,004,148	11,715,885	13,012,307	(189,803)	(3,197,255)	3,236,695	95,320,668	231,837
State Street Aggregate Bond Index Portfolio	1,227,873	126,986,660	18,567,783	8,905,764	(219,231)	(14,920,910)	1,323,478	121,508,538	1,109,303
State Street Equity 500 Index II Portfolio	227,447	98,277,562	20,037,623	4,625,310	1,304,047	(22,151,952)	268,531	92,841,970	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	594,113	73,022,395	15,819,795	6,025,073	2,121,442	(16,833,719)	682,824	68,104,840	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,468,715	1,468,715	81,845,799	81,650,424	—	—	1,664,090	1,664,090	3,140
State Street Navigator Securities Lending Portfolio II	4,371,675	4,371,675	543,854,215	533,962,096	—	—	14,263,794	14,263,794	356,924
State Street Small/Mid Cap Equity Index Portfolio	58,639	18,548,215	4,650,000	420,000	19,339	(5,512,490)	75,051	17,285,064	—
Total		$638,159,885	$731,178,555	$669,015,080	$4,039,970	$(89,357,206)		$615,006,124	$6,361,490
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 22.1%
State Street Equity 500 Index II Portfolio	461,528	$ 159,568,646
State Street Small/Mid Cap Equity Index Portfolio	136,909	31,531,594
		191,100,240
DOMESTIC FIXED INCOME — 40.9%
SPDR Bloomberg High Yield Bond ETF (b)	668,006	60,594,825
SPDR Portfolio Short Term Corporate Bond ETF	726,493	21,598,637
SPDR Portfolio Short Term Treasury ETF (b)	2,875,867	84,694,283
State Street Aggregate Bond Index Portfolio	2,034,808	186,815,705
		353,703,450
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,026,138	156,188,645
INTERNATIONAL EQUITY — 13.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,197,518	119,440,493
REAL ESTATE — 4.9%
SPDR Dow Jones Global Real Estate ETF (b)	970,579	42,841,357
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $907,974,279)		863,274,185
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	518,935	$ 518,935
State Street Navigator Securities Lending Portfolio II (a)(e)	21,911,320	21,911,320
TOTAL SHORT-TERM INVESTMENTS (Cost $22,430,255)		$ 22,430,255
TOTAL INVESTMENTS — 102.3% (Cost $930,404,534)		885,704,440
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(20,284,695)
NET ASSETS — 100.0%		$ 865,419,745
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$863,274,185	$—	$—	$863,274,185
Short-Term Investments	22,430,255	—	—	22,430,255
TOTAL INVESTMENTS	$885,704,440	$—	$—	$885,704,440
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,385,032	$177,091,876	$ 17,556,748	$ 24,325,087	$ 1,176,422	$ (15,311,314)	8,026,138	$156,188,645	$4,854,168
SPDR Bloomberg High Yield Bond ETF	633,305	68,757,924	8,603,408	4,933,835	(356,800)	(11,475,872)	668,006	60,594,825	1,340,040
SPDR Dow Jones Global Real Estate ETF	872,100	49,299,813	8,620,628	4,055,863	134,901	(11,158,122)	970,579	42,841,357	540,141
SPDR Portfolio Short Term Corporate Bond ETF	708,367	21,938,126	4,329,541	3,750,488	31,506	(950,048)	726,493	21,598,637	113,885
SPDR Portfolio Short Term Treasury ETF	2,817,589	85,739,233	12,762,871	10,934,148	(381,322)	(2,492,351)	2,875,867	84,694,283	198,660
State Street Aggregate Bond Index Portfolio	2,033,693	210,324,489	25,514,403	24,519,920	(624,692)	(23,878,575)	2,034,808	186,815,705	1,771,207
State Street Equity 500 Index II Portfolio	432,762	186,992,273	28,319,277	17,395,903	7,041,832	(45,388,833)	461,528	159,568,646	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,162,726	142,910,624	19,493,656	15,434,080	2,958,094	(30,487,801)	1,197,518	119,440,493	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,114,207	2,114,207	125,844,551	127,439,823	—	—	518,935	518,935	3,875
State Street Navigator Securities Lending Portfolio II	12,559,763	12,559,763	1,031,919,725	1,022,568,168	—	—	21,911,320	21,911,320	474,764
State Street Small/Mid Cap Equity Index Portfolio	120,189	38,016,902	6,300,000	1,940,000	449,735	(11,295,043)	136,909	31,531,594	—
Total		$995,745,230	$1,289,264,808	$1,257,297,315	$10,429,676	$(152,437,959)		$885,704,440	$9,296,740
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 29.8%
State Street Equity 500 Index II Portfolio	1,110,198	$ 383,839,903
State Street Small/Mid Cap Equity Index Portfolio	372,562	85,804,698
		469,644,601
DOMESTIC FIXED INCOME — 32.6%
SPDR Bloomberg High Yield Bond ETF (b)	1,158,601	105,096,697
SPDR Portfolio Intermediate Term Treasury ETF (b)	407,646	12,013,328
SPDR Portfolio Long Term Treasury ETF (b)	858,003	28,374,159
SPDR Portfolio Short Term Corporate Bond ETF	307,755	9,149,556
SPDR Portfolio Short Term Treasury ETF (b)	1,140,970	33,601,567
State Street Aggregate Bond Index Portfolio	3,536,577	324,693,131
		512,928,438
INFLATION LINKED — 13.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	11,262,335	219,165,039
INTERNATIONAL EQUITY — 19.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,113,244	310,514,986
REAL ESTATE — 3.7%
SPDR Dow Jones Global Real Estate ETF	1,325,762	58,519,135
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,687,552,845)		1,570,772,199
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	4,243,522	$ 4,243,522
State Street Navigator Securities Lending Portfolio II (a)(e)	25,746,981	25,746,981
TOTAL SHORT-TERM INVESTMENTS (Cost $29,990,503)		$ 29,990,503
TOTAL INVESTMENTS — 101.6% (Cost $1,717,543,348)		1,600,762,702
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(25,724,396)
NET ASSETS — 100.0%		$ 1,575,038,306
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,570,772,199	$—	$—	$1,570,772,199
Short-Term Investments	29,990,503	—	—	29,990,503
TOTAL INVESTMENTS	$1,600,762,702	$—	$—	$1,600,762,702
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	10,654,819	$ 225,029,777	$ 30,616,360	$ 17,501,466	$ 169,822	$ (19,149,454)	11,262,335	$ 219,165,039	$ 6,554,884
SPDR Bloomberg High Yield Bond ETF	1,047,091	113,682,670	15,348,336	3,772,548	(331,702)	(19,830,059)	1,158,601	105,096,697	2,279,269
SPDR Dow Jones Global Real Estate ETF	1,072,800	60,645,384	13,219,442	950,895	83,991	(14,478,787)	1,325,762	58,519,135	710,847
SPDR Portfolio Intermediate Term Treasury ETF	484,840	15,539,122	1,687,737	3,923,884	(311,219)	(978,428)	407,646	12,013,328	59,241
SPDR Portfolio Long Term Treasury ETF	867,995	36,585,989	3,136,411	3,250,317	(1,088,701)	(7,009,223)	858,003	28,374,159	283,117
SPDR Portfolio Short Term Corporate Bond ETF	251,469	7,787,995	1,800,835	99,778	(4,247)	(335,249)	307,755	9,149,556	43,748
SPDR Portfolio Short Term Treasury ETF	905,419	27,551,900	7,710,302	698,276	(25,429)	(936,930)	1,140,970	33,601,567	70,602
State Street Aggregate Bond Index Portfolio	3,378,115	349,364,608	49,146,298	32,258,626	(921,298)	(40,637,851)	3,536,577	324,693,131	3,027,454
State Street Equity 500 Index II Portfolio	999,618	431,924,946	70,638,327	27,641,285	11,502,811	(102,584,896)	1,110,198	383,839,903	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,913,260	358,068,741	48,620,757	25,273,154	3,738,127	(74,639,485)	3,113,244	310,514,986	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,522,704	4,522,704	196,519,910	196,799,092	—	—	4,243,522	4,243,522	8,043
State Street Navigator Securities Lending Portfolio II	39,569,936	39,569,936	1,287,865,763	1,301,688,718	—	—	25,746,981	25,746,981	660,911
State Street Small/Mid Cap Equity Index Portfolio	313,498	99,162,656	17,000,000	1,300,000	318,512	(29,376,470)	372,562	85,804,698	—
Total		$1,769,436,428	$1,743,310,478	$1,615,158,039	$13,130,667	$(309,956,832)		$1,600,762,702	$13,698,116
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 37.4%
State Street Equity 500 Index II Portfolio	1,643,159	$ 568,105,651
State Street Small/Mid Cap Equity Index Portfolio	629,202	144,911,607
		713,017,258
DOMESTIC FIXED INCOME — 29.6%
SPDR Bloomberg High Yield Bond ETF (b)	1,172,011	106,313,118
SPDR Portfolio Intermediate Term Treasury ETF	1,480,548	43,631,749
SPDR Portfolio Long Term Treasury ETF (b)	2,995,455	99,059,697
State Street Aggregate Bond Index Portfolio	3,439,118	315,745,390
		564,749,954
INFLATION LINKED — 4.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	4,800,229	93,412,456
INTERNATIONAL EQUITY — 26.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,098,015	508,476,055
REAL ESTATE — 1.2%
SPDR Dow Jones Global Real Estate ETF (b)	535,144	23,621,256
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,058,256,909)		1,903,276,979
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	7,718,323	$ 7,718,323
State Street Navigator Securities Lending Portfolio II (a)(e)	96,649,106	96,649,106
TOTAL SHORT-TERM INVESTMENTS (Cost $104,367,429)		$ 104,367,429
TOTAL INVESTMENTS — 105.3% (Cost $2,162,624,338)		2,007,644,408
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(100,320,694)
NET ASSETS — 100.0%		$ 1,907,323,714
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,903,276,979	$—	$—	$1,903,276,979
Short-Term Investments	104,367,429	—	—	104,367,429
TOTAL INVESTMENTS	$2,007,644,408	$—	$—	$2,007,644,408
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	3,795,986	$ 80,171,224	$ 22,378,944	$ 1,684,354	$ 35,627	$ (7,488,985)	4,800,229	$ 93,412,456	$ 2,600,465
SPDR Bloomberg High Yield Bond ETF	1,016,328	110,342,731	20,455,330	4,205,188	377,257	(20,657,012)	1,172,011	106,313,118	2,300,050
SPDR Dow Jones Global Real Estate ETF	362,329	20,482,458	8,587,668	126,044	33,869	(5,356,695)	535,144	23,621,256	262,238
SPDR Portfolio Intermediate Term Treasury ETF	1,530,102	49,039,769	7,587,189	8,758,412	(726,496)	(3,510,301)	1,480,548	43,631,749	199,601
SPDR Portfolio Long Term Treasury ETF	2,636,795	111,140,909	18,375,587	4,386,202	(1,284,539)	(24,786,058)	2,995,455	99,059,697	919,150
State Street Aggregate Bond Index Portfolio	3,198,333	330,771,626	56,936,902	31,515,151	(1,811,016)	(38,636,971)	3,439,118	315,745,390	2,961,651
State Street Equity 500 Index II Portfolio	1,421,809	614,349,401	116,497,773	29,765,772	11,520,900	(144,496,651)	1,643,159	568,105,651	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,567,098	561,341,982	86,336,810	24,296,462	1,153,743	(116,060,018)	5,098,015	508,476,055	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,876,897	5,876,897	238,400,148	236,558,722	—	—	7,718,323	7,718,323	11,796
State Street Navigator Securities Lending Portfolio II	4,301,775	4,301,775	1,070,015,284	977,667,953	—	—	96,649,106	96,649,106	883,550
State Street Small/Mid Cap Equity Index Portfolio	506,884	160,332,494	34,100,000	1,300,000	364,517	(48,585,404)	629,202	144,911,607	—
Total		$2,048,151,266	$1,679,671,635	$1,320,264,260	$ 9,663,862	$(409,578,095)		$2,007,644,408	$10,138,501
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 41.9%
State Street Equity 500 Index II Portfolio	1,624,791	$ 561,755,233
State Street Small/Mid Cap Equity Index Portfolio	707,390	162,919,000
		724,674,233
DOMESTIC FIXED INCOME — 27.1%
SPDR Bloomberg High Yield Bond ETF (b)	663,484	60,184,634
SPDR Portfolio Intermediate Term Treasury ETF	1,791,593	52,798,246
SPDR Portfolio Long Term Treasury ETF	3,664,918	121,198,838
State Street Aggregate Bond Index Portfolio	2,545,401	233,693,208
		467,874,926
INTERNATIONAL EQUITY — 30.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,346,080	533,218,047
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,865,336,488)		1,725,767,206
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	5,337,044	5,337,044
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	15,771,767	$ 15,771,767
TOTAL SHORT-TERM INVESTMENTS (Cost $21,108,811)		$ 21,108,811
TOTAL INVESTMENTS — 101.0% (Cost $1,886,445,299)		1,746,876,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(17,322,782)
NET ASSETS — 100.0%		$ 1,729,553,235
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,725,767,206	$—	$—	$1,725,767,206
Short-Term Investments	21,108,811	—	—	21,108,811
TOTAL INVESTMENTS	$1,746,876,017	$—	$—	$1,746,876,017
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	539,334	$ 58,555,492	$ 14,031,286	$ 1,394,591	$ (14,901)	$ (10,992,652)	663,484	$ 60,184,634	$1,240,250
SPDR Portfolio Intermediate Term Treasury ETF	1,728,318	55,392,592	9,883,519	7,649,139	(660,153)	(4,168,573)	1,791,593	52,798,246	229,696
SPDR Portfolio Long Term Treasury ETF	3,002,904	126,572,404	29,283,412	4,527,180	(1,140,266)	(28,989,532)	3,664,918	121,198,838	1,066,554
State Street Aggregate Bond Index Portfolio	2,294,817	237,330,020	46,888,065	21,400,000	(915,389)	(28,209,488)	2,545,401	233,693,208	2,139,441
State Street Equity 500 Index II Portfolio	1,397,204	603,718,049	115,608,170	26,417,170	9,575,981	(140,729,797)	1,624,791	561,755,233	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,736,185	582,124,442	88,619,630	17,691,326	683,540	(120,518,239)	5,346,080	533,218,047	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,901,736	5,901,736	207,419,254	207,983,946	—	—	5,337,044	5,337,044	11,460
State Street Navigator Securities Lending Portfolio II	3,652,721	3,652,721	637,003,598	624,884,552	—	—	15,771,767	15,771,767	422,928
State Street Small/Mid Cap Equity Index Portfolio	568,226	179,735,652	39,059,919	1,700,001	117,848	(54,294,418)	707,390	162,919,000	—
Total		$1,852,983,108	$1,187,796,853	$913,647,905	$ 7,646,660	$(387,902,699)		$1,746,876,017	$ 5,110,329
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 46.1%
State Street Equity 500 Index II Portfolio	1,535,559	$ 530,904,155
State Street Small/Mid Cap Equity Index Portfolio	767,214	176,697,107
		707,601,262
DOMESTIC FIXED INCOME — 19.8%
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,594,083	46,977,626
SPDR Portfolio Long Term Treasury ETF (b)	3,256,723	107,699,830
State Street Aggregate Bond Index Portfolio	1,618,419	148,587,019
		303,264,475
INTERNATIONAL EQUITY — 33.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,217,824	520,425,716
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,650,152,764)		1,531,291,453
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	4,692,095	4,692,095
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	737,420	$ 737,420
TOTAL SHORT-TERM INVESTMENTS (Cost $5,429,515)		$ 5,429,515
TOTAL INVESTMENTS — 100.1% (Cost $1,655,582,279)		1,536,720,968
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,259,897)
NET ASSETS — 100.0%		$ 1,534,461,071
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,531,291,453	$—	$—	$1,531,291,453
Short-Term Investments	5,429,515	—	—	5,429,515
TOTAL INVESTMENTS	$1,536,720,968	$—	$—	$1,536,720,968
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,556,661	$ 49,890,985	$ 8,272,279	$ 6,845,998	$ (591,100)	$ (3,748,540)	1,594,083	$ 46,977,626	$ 205,961
SPDR Portfolio Long Term Treasury ETF	2,703,738	113,962,557	24,596,211	3,807,624	(982,271)	(26,069,043)	3,256,723	107,699,830	956,271
State Street Aggregate Bond Index Portfolio	1,449,487	149,905,970	30,101,858	12,999,999	(535,069)	(17,885,741)	1,618,419	148,587,019	1,354,617
State Street Equity 500 Index II Portfolio	1,328,109	573,862,780	104,054,816	22,293,640	7,651,773	(132,371,574)	1,535,559	530,904,155	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,664,600	573,325,950	85,481,032	20,661,827	182,176	(117,901,615)	5,217,824	520,425,716	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,090,135	4,090,135	167,365,677	166,763,717	—	—	4,692,095	4,692,095	10,074
State Street Navigator Securities Lending Portfolio II	16,622,575	16,622,575	333,093,322	348,978,477	—	—	737,420	737,420	19,441
State Street Small/Mid Cap Equity Index Portfolio	622,012	196,748,599	40,671,098	1,500,000	75,215	(59,297,805)	767,214	176,697,107	—
Total		$1,678,409,551	$793,636,293	$583,851,282	$5,800,724	$(357,274,318)		$1,536,720,968	$2,546,364
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 49.0%
State Street Equity 500 Index II Portfolio	1,328,958	$ 459,473,952
State Street Small/Mid Cap Equity Index Portfolio	767,266	176,708,971
		636,182,923
DOMESTIC FIXED INCOME — 14.7%
SPDR Portfolio Intermediate Term Treasury ETF	1,348,132	39,729,450
SPDR Portfolio Long Term Treasury ETF	2,758,089	91,210,004
State Street Aggregate Bond Index Portfolio	648,375	59,527,362
		190,466,816
INTERNATIONAL EQUITY — 36.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,688,214	467,602,473
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,401,350,934)		1,294,252,212
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (b)(c) (Cost $3,572,209)	3,572,209	3,572,209
TOTAL INVESTMENTS — 100.0% (Cost $1,404,923,143)		1,297,824,421
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		213,293
NET ASSETS — 100.0%		$ 1,298,037,714

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,294,252,212	$—	$—	$1,294,252,212
Short-Term Investment	3,572,209	—	—	3,572,209
TOTAL INVESTMENTS	$1,297,824,421	$—	$—	$1,297,824,421
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,304,458	$ 41,807,879	$ 7,802,520	$ 6,242,048	$ (544,744)	$ (3,094,157)	1,348,132	$ 39,729,450	$ 173,612
SPDR Portfolio Long Term Treasury ETF	2,268,591	95,621,111	21,569,524	3,264,904	(848,478)	(21,867,249)	2,758,089	91,210,004	805,262
State Street Aggregate Bond Index Portfolio	540,191	55,866,529	14,246,320	3,600,000	(212,247)	(6,773,240)	648,375	59,527,362	517,502
State Street Equity 500 Index II Portfolio	1,140,338	492,728,775	90,491,566	16,279,358	5,606,102	(113,073,133)	1,328,958	459,473,952	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,155,971	510,810,442	73,400,089	11,246,967	(360,361)	(105,000,730)	4,688,214	467,602,473	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,534,188	4,534,188	137,439,267	138,401,246	—	—	3,572,209	3,572,209	8,980
State Street Navigator Securities Lending Portfolio II	15,777,902	15,777,902	186,257,080	202,034,982	—	—	—	—	17,423
State Street Small/Mid Cap Equity Index Portfolio	615,715	194,756,886	42,329,175	1,499,999	90,646	(58,967,737)	767,266	176,708,971	—
Total		$1,411,903,712	$573,535,541	$382,569,504	$3,730,918	$(308,776,246)		$1,297,824,421	$1,522,779
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	998,226	$ 345,126,630
State Street Small/Mid Cap Equity Index Portfolio	662,198	152,510,900
		497,637,530
DOMESTIC FIXED INCOME — 10.1%
SPDR Portfolio Intermediate Term Treasury ETF	1,001,380	29,510,669
SPDR Portfolio Long Term Treasury ETF	2,047,621	67,714,826
		97,225,495
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,669,864	366,032,232
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,053,278,487)		960,895,257
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (b)(c) (Cost $3,497,343)	3,497,343	3,497,343
TOTAL INVESTMENTS — 100.1% (Cost $1,056,775,830)		964,392,600
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(834,006)
NET ASSETS — 100.0%		$ 963,558,594

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$960,895,257	$—	$—	$960,895,257
Short-Term Investment	3,497,343	—	—	3,497,343
TOTAL INVESTMENTS	$964,392,600	$—	$—	$964,392,600
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	945,686	$ 30,309,236	$ 7,598,382	$ 5,718,713	$ (498,695)	$ (2,179,541)	1,001,380	$ 29,510,669	$128,210
SPDR Portfolio Long Term Treasury ETF	1,640,811	69,160,184	18,989,018	3,722,463	(1,163,263)	(15,548,650)	2,047,621	67,714,826	594,463
State Street Equity 500 Index II Portfolio	832,606	359,760,570	76,795,442	11,587,093	4,922,468	(84,764,757)	998,226	345,126,630	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,145,193	386,575,636	70,208,400	9,290,458	(257,629)	(81,203,717)	3,669,864	366,032,232	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,931,076	2,931,076	110,433,189	109,866,922	—	—	3,497,343	3,497,343	6,908
State Street Navigator Securities Lending Portfolio II	10,141,201	10,141,201	81,521,339	91,662,540	—	—	—	—	10,560
State Street Small/Mid Cap Equity Index Portfolio	507,681	160,584,563	42,770,648	1,150,000	321,742	(50,016,053)	662,198	152,510,900	—
Total		$1,019,462,466	$408,316,418	$232,998,189	$ 3,324,623	$(233,712,718)		$964,392,600	$740,141
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	657,117	$ 227,191,846
State Street Small/Mid Cap Equity Index Portfolio	436,491	100,528,158
		327,720,004
DOMESTIC FIXED INCOME — 10.1%
SPDR Portfolio Intermediate Term Treasury ETF	659,104	19,423,795
SPDR Portfolio Long Term Treasury ETF (b)	1,347,962	44,577,103
		64,000,898
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,418,118	241,183,097
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $708,198,346)		632,903,999
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	2,741,427	2,741,427
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	33,500	$ 33,500
TOTAL SHORT-TERM INVESTMENTS (Cost $2,774,927)		$ 2,774,927
TOTAL INVESTMENTS — 100.1% (Cost $710,973,273)		635,678,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(929,793)
NET ASSETS — 100.0%		$ 634,749,133
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$632,903,999	$—	$—	$632,903,999
Short-Term Investments	2,774,927	—	—	2,774,927
TOTAL INVESTMENTS	$635,678,926	$—	$—	$635,678,926

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	594,625	$ 19,057,731	$ 5,199,834	$ 3,132,682	$ (275,684)	$ (1,425,404)	659,104	$ 19,423,795	$ 82,134
SPDR Portfolio Long Term Treasury ETF	1,032,875	43,535,681	13,320,359	1,620,742	(467,808)	(10,190,387)	1,347,962	44,577,103	380,827
State Street Equity 500 Index II Portfolio	524,520	226,639,712	58,584,711	6,641,167	2,397,797	(53,789,207)	657,117	227,191,846	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,981,242	243,514,504	54,643,877	4,572,068	(43,123)	(52,360,093)	2,418,118	241,183,097	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,127,140	2,127,140	76,606,852	75,992,565	—	—	2,741,427	2,741,427	5,154
State Street Navigator Securities Lending Portfolio II	8,502,719	8,502,719	56,129,727	64,598,946	—	—	33,500	33,500	6,431
State Street Small/Mid Cap Equity Index Portfolio	319,656	101,110,445	31,691,505	380,000	61,367	(31,955,159)	436,491	100,528,158	—
Total		$644,487,932	$296,176,865	$156,938,170	$1,672,549	$(149,720,250)		$635,678,926	$474,546
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	338,276	$ 116,955,615
State Street Small/Mid Cap Equity Index Portfolio	225,118	51,846,825
		168,802,440
DOMESTIC FIXED INCOME — 10.1%
SPDR Portfolio Intermediate Term Treasury ETF (b)	339,506	10,005,242
SPDR Portfolio Long Term Treasury ETF	694,090	22,953,555
		32,958,797
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,246,367	124,312,653
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $370,350,139)		326,073,890
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	1,699,244	1,699,244
State Street Navigator Securities Lending Portfolio II (e)(f)	7,080	7,080
TOTAL SHORT-TERM INVESTMENTS (Cost $1,706,324)		$ 1,706,324
TOTAL INVESTMENTS — 100.2% (Cost $372,056,463)		327,780,214
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(624,675)
NET ASSETS — 100.0%		$ 327,155,539

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$326,073,890	$—	$—	$326,073,890
Short-Term Investments	1,706,324	—	—	1,706,324
TOTAL INVESTMENTS	$327,780,214	$—	$—	$327,780,214
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	292,347	$ 9,369,721	$ 3,054,893	$ 1,571,804	$(138,788)	$ (708,780)	339,506	$ 10,005,242	$ 41,274
SPDR Portfolio Long Term Treasury ETF	508,068	21,415,066	7,563,064	696,314	(206,975)	(5,121,286)	694,090	22,953,555	191,354
State Street Equity 500 Index II Portfolio	258,309	111,612,877	33,657,327	2,580,000	826,233	(26,560,822)	338,276	116,955,615	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	975,611	119,912,382	33,418,019	2,710,415	184,673	(26,492,006)	1,246,367	124,312,653	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,376,883	1,376,883	39,160,509	38,838,148	—	—	1,699,244	1,699,244	2,967
State Street Navigator Securities Lending Portfolio II	—	—	97,522,421	97,515,341	—	—	7,080	7,080	4,959
State Street Small/Mid Cap Equity Index Portfolio	157,214	49,728,397	18,075,998	—	—	(15,957,570)	225,118	51,846,825	—
Total		$313,415,326	$232,452,231	$143,912,022	$ 665,143	$(74,840,464)		$327,780,214	$240,554
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	58,427	$ 20,200,672
State Street Small/Mid Cap Equity Index Portfolio	38,657	8,902,947
		29,103,619
DOMESTIC FIXED INCOME — 10.1%
SPDR Portfolio Intermediate Term Treasury ETF	58,616	1,727,414
SPDR Portfolio Long Term Treasury ETF	119,857	3,963,671
		5,691,085
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	214,463	21,390,552
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $67,599,091)		56,185,256
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (b)(c) (Cost $174,744)	174,744	174,744
TOTAL INVESTMENTS — 99.8% (Cost $67,773,835)		56,360,000
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		109,043
NET ASSETS — 100.0%		$ 56,469,043

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$56,185,256	$—	$—	$56,185,256
Short-Term Investment	174,744	—	—	174,744
TOTAL INVESTMENTS	$56,360,000	$—	$—	$56,360,000
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	40,583	$ 1,300,685	$ 847,871	$ 292,901	$(24,668)	$ (103,573)	58,616	$ 1,727,414	$ 6,447
SPDR Portfolio Long Term Treasury ETF	70,046	2,952,439	2,143,401	318,939	(41,778)	(771,452)	119,857	3,963,671	29,880
State Street Equity 500 Index II Portfolio	35,810	15,473,312	9,486,678	731,140	76,127	(4,104,305)	58,427	20,200,672	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	135,249	16,623,402	9,334,615	421,708	(9,386)	(4,136,371)	214,463	21,390,552	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	540,945	540,945	9,540,747	9,906,948	—	—	174,744	174,744	683
State Street Small/Mid Cap Equity Index Portfolio	21,792	6,893,148	4,584,487	99,001	(8,197)	(2,467,490)	38,657	8,902,947	—
Total		$43,783,931	$35,937,799	$11,770,637	$ (7,902)	$(11,583,191)		$56,360,000	$37,010
See accompanying notes to financial statements.
32

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33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$615,006,124	$885,704,440	$1,600,762,702	$2,007,644,408
Cash	—	—	31	—
Receivable for investments sold	16,900,050	20,642,532	31,170,910	31,172,974
Receivable for fund shares sold	499,573	505,369	1,151,007	775,125
Dividends receivable — affiliated issuers	1,375	1,711	3,651	5,713
Securities lending income receivable — unaffiliated issuers	—	2,135	8,595	13,444
Securities lending income receivable — affiliated issuers	21,232	44,458	65,837	114,786
Receivable from Adviser	112,625	142,316	205,307	196,945
TOTAL ASSETS	632,540,979	907,042,961	1,633,368,040	2,039,923,395
LIABILITIES
Payable upon return of securities loaned	14,263,794	21,911,320	25,746,981	96,649,106
Payable for investments purchased	17,288,203	19,367,397	32,136,287	35,001,671
Payable for fund shares repurchased	516,203	143,539	161,650	612,463
Advisory fee payable	25,069	36,372	66,074	80,023
Custodian fees payable	24,331	23,749	23,982	23,937
Administration fees payable	25,480	36,759	66,397	80,317
Distribution fees payable	641	3,308	2,340	6,131
Trustees’ fees and expenses payable	—	—	—	—
Transfer agent fees payable	32,237	24,725	40,012	45,927
Sub-transfer agent fee payable	2,870	9,900	7,089	18,578
Registration and filing fees payable	19,555	18,063	18,504	19,036
Professional fees payable	24,188	23,503	25,013	25,270
Printing and postage fees payable	11,382	23,031	32,849	35,363
Accrued expenses and other liabilities	20	1,550	2,556	1,859
TOTAL LIABILITIES	32,233,973	41,623,216	58,329,734	132,599,681
NET ASSETS	$600,307,006	$865,419,745	$1,575,038,306	$1,907,323,714
NET ASSETS CONSIST OF:
Paid-in Capital	$621,512,282	$875,783,493	$1,634,058,297	$2,000,914,272
Total distributable earnings (loss)	(21,205,276)	(10,363,748)	(59,019,991)	(93,590,558)
NET ASSETS	$600,307,006	$865,419,745	$1,575,038,306	$1,907,323,714
Class I
Net Assets	$ 675,037	$ 3,114,459	$ 4,468,485	$ 6,457,264
Shares Outstanding	63,741	288,325	391,717	547,780
Net asset value, offering and redemption price per share	$ 10.59	$ 10.80	$ 11.41	$ 11.79
Class K
Net Assets	$596,856,138	$846,594,620	$1,558,668,018	$1,872,177,834
Shares Outstanding	56,024,996	77,869,895	135,497,335	157,937,835
Net asset value, offering and redemption price per share	$ 10.65	$ 10.87	$ 11.50	$ 11.85
Class R3
Net Assets	$ 2,775,831	$ 15,710,666	$ 11,901,803	$ 28,688,616
Shares Outstanding	261,054	1,447,790	1,036,135	2,423,864
Net asset value, offering and redemption price per share	$ 10.63	$ 10.85	$ 11.49	$ 11.84
COST OF INVESTMENTS:
Investments in affiliated issuers	648,600,704	930,404,534	1,717,543,348	2,162,624,338
* Includes investments in securities on loan, at value	$ 13,977,876	$ 21,474,789	$ 38,517,776	$ 94,552,105
See accompanying notes to financial statements.
34

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$1,746,876,017	$1,536,720,968	$1,297,824,421	$ 964,392,600	$635,678,926	$327,780,214	$ 56,360,000
—	—	—	—	—	—	—
24,057,497	19,152,697	13,348,867	10,025,335	6,410,423	3,245,006	559,369
1,702,386	742,010	1,507,231	1,155,679	883,301	625,941	190,437
5,422	4,974	4,216	3,330	2,549	1,562	345
70,441	3,405	—	—	370	—	—
—	—	—	—	1,512	661	—
157,832	135,269	125,256	115,479	97,103	84,449	40,591
1,772,869,595	1,556,759,323	1,312,809,991	975,692,423	643,074,184	331,737,833	57,150,742

15,771,767	737,420	—	—	33,500	7,080	—
25,927,050	20,772,814	14,325,318	11,576,825	7,872,743	4,287,853	619,888
1,309,425	492,055	181,823	323,509	224,958	118,778	14,488
72,444	64,486	54,536	40,404	26,487	13,553	2,304
23,732	23,738	23,746	23,601	23,917	23,909	24,032
72,669	64,689	54,663	40,467	26,551	13,617	2,304
2,653	5,196	2,049	2,868	1,678	578	15
—	—	—	—	—	—	10
53,131	52,595	56,976	58,115	56,759	60,557	7,697
7,936	15,403	6,102	8,476	5,081	1,721	494
17,970	16,589	19,611	18,355	18,135	25,561	1,091
25,086	24,930	23,813	23,468	23,126	22,119	7,834
31,835	28,287	23,597	17,707	12,091	6,959	1,431
662	50	43	34	25	9	111
43,316,360	22,298,252	14,772,277	12,133,829	8,325,051	4,582,294	681,699
$1,729,553,235	$1,534,461,071	$1,298,037,714	$ 963,558,594	$634,749,133	$327,155,539	$ 56,469,043

$1,813,657,302	$1,603,453,674	$1,362,168,867	$1,024,148,809	$689,750,052	$362,526,831	$ 66,814,829
(84,104,067)	(68,992,603)	(64,131,153)	(60,590,215)	(55,000,919)	(35,371,292)	(10,345,786)
$1,729,553,235	$1,534,461,071	$1,298,037,714	$ 963,558,594	$634,749,133	$327,155,539	$ 56,469,043

$ 4,134,612	$ 2,543,041	$ 1,656,900	$ 1,721,991	$ 1,005,041	$ 537,988	$ 159,909
339,536	207,300	131,548	138,461	78,974	42,057	13,194
$ 12.18	$ 12.27	$ 12.60	$ 12.44	$ 12.73	$ 12.79	$ 12.12

$1,712,831,093	$1,507,223,900	$1,286,516,837	$ 948,205,862	$625,792,775	$323,867,270	$ 56,227,599
139,349,350	121,437,294	101,598,623	75,490,228	48,913,458	25,232,751	4,633,648
$ 12.29	$ 12.41	$ 12.66	$ 12.56	$ 12.79	$ 12.84	$ 12.13

$ 12,587,530	$ 24,694,130	$ 9,864,000	$ 13,630,741	$ 7,951,317	$ 2,750,281	$ 81,535
1,025,860	1,992,769	780,367	1,087,308	622,750	214,800	6,718
$ 12.27	$ 12.39	$ 12.64	$ 12.54	$ 12.77	$ 12.80	$ 12.14

1,886,445,299	1,655,582,279	1,404,923,143	1,056,775,830	710,973,273	372,056,463	67,773,835
$ 15,424,873	$ 727,467	$ —	$ —	$ 33,070	$ 6,955	$ —
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$ 6,004,566	$ 8,821,976	$ 13,037,205	$ 9,254,951
Unaffiliated securities lending income	—	4,744	7,347	11,120
Affiliated securities lending income	356,924	474,764	660,911	883,550
TOTAL INVESTMENT INCOME (LOSS)	6,361,490	9,301,484	13,705,463	10,149,621
EXPENSES
Advisory fee	156,505	233,937	418,562	504,840
Administration fees	156,505	233,937	418,562	504,840
Sub-transfer agent fee
Class I	409	1,787	2,596	4,176
Class R3	2,713	14,114	9,943	26,505
Distribution fees
Class R3	2,713	14,114	9,943	26,505
Custodian fees	24,523	25,212	24,560	24,119
Trustees’ fees and expenses	12,857	14,073	16,903	18,183
Transfer agent fees	76,378	64,781	93,649	107,232
Registration and filing fees	58,650	60,657	79,885	88,745
Professional fees	17,336	20,638	23,991	25,041
Printing and postage fees	5,168	10,182	15,492	17,180
Insurance expense	1,039	1,630	2,693	3,129
Miscellaneous expenses	2,816	768	1,068	1,209
TOTAL EXPENSES	517,612	695,830	1,117,847	1,351,704
Expenses waived/reimbursed by the Adviser	(571,042)	(742,706)	(1,086,454)	(1,026,289)
NET EXPENSES	(53,430)	(46,876)	31,393	325,415
NET INVESTMENT INCOME (LOSS)	$ 6,414,920	$ 9,348,360	$ 13,674,070	$ 9,824,206
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	4,039,970	10,429,676	13,130,667	9,663,862
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	(89,357,206)	(152,437,959)	(309,956,832)	(409,578,095)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(85,317,236)	(142,008,283)	(296,826,165)	(399,914,233)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(78,902,316)	$(132,659,923)	$(283,152,095)	$(390,090,027)
See accompanying notes to financial statements.
36

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$ 4,687,401	$ 2,526,923	$ 1,505,356	$ 729,581	$ 468,115	$ 235,595	$ 37,010
41,379	684	—	39	392	—	—
422,928	19,441	17,423	10,560	6,431	4,959	—
5,151,708	2,547,048	1,522,779	740,180	474,938	240,554	37,010

454,622	406,335	341,551	250,933	160,853	80,709	12,528
454,622	406,335	341,551	250,933	160,853	80,709	12,528

2,621	1,689	1,050	1,013	415	273	166
11,322	22,337	8,799	12,537	7,213	2,354	19

11,323	22,337	8,799	12,537	7,213	2,354	19
24,075	23,962	23,987	24,353	24,033	24,033	24,083
17,424	16,711	15,723	14,303	12,908	11,690	10,620
119,579	120,016	126,470	129,764	127,297	133,729	30,117
80,219	81,231	78,486	75,183	67,493	71,916	34,135
24,336	23,703	21,904	20,591	19,311	17,272	10,757
16,273	14,682	13,194	10,652	8,266	5,184	500
2,753	2,495	2,033	1,453	856	393	35
1,100	1,399	2,246	2,468	2,863	2,690	2,545
1,220,269	1,143,232	985,793	806,720	599,574	433,306	138,052
(796,172)	(646,925)	(597,823)	(515,803)	(414,965)	(343,464)	(125,100)
424,097	496,307	387,970	290,917	184,609	89,842	12,952
$ 4,727,611	$ 2,050,741	$ 1,134,809	$ 449,263	$ 290,329	$ 150,712	$ 24,058

7,646,660	5,800,724	3,730,918	3,324,623	1,672,549	665,143	(7,902)

(387,902,699)	(357,274,318)	(308,776,246)	(233,712,718)	(149,720,250)	(74,840,464)	(11,583,191)
(380,256,039)	(351,473,594)	(305,045,328)	(230,388,095)	(148,047,701)	(74,175,321)	(11,591,093)
$(375,528,428)	$(349,422,853)	$(303,910,519)	$(229,938,832)	$(147,757,372)	$(74,024,609)	$(11,567,035)
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,414,920	$ 14,344,378	$ 9,348,360	$ 23,510,038
Net realized gain (loss)	4,039,970	33,307,748	10,429,676	50,284,690
Net change in unrealized appreciation/depreciation	(89,357,206)	(2,255,840)	(152,437,959)	11,720,143
Net increase (decrease) in net assets resulting from operations	(78,902,316)	45,396,286	(132,659,923)	85,514,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(108,209)	—	(196,470)
Class K	—	(40,905,088)	—	(65,052,884)
Total distributions to shareholders	—	(41,013,297)	—	(65,249,354)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	201,493	4,575,210	825,660	9,501,159
Reinvestment of distributions	—	105,000	—	196,470
Cost of shares redeemed	(340,637)	(26,707,898)	(332,747)	(50,504,513)
Net increase (decrease) from capital share transactions	(139,144)	(22,027,688)	492,913	(40,806,884)
Class K
Proceeds from sale of shares sold	111,839,404	298,463,023	133,088,719	323,139,305
Reinvestment of distributions	—	40,808,319	—	64,919,140
Cost of shares redeemed	(71,759,771)	(198,345,752)	(143,200,123)	(239,254,893)
Net increase (decrease) from capital share transactions	40,079,633	140,925,590	(10,111,404)	148,803,552
Class R3 (a)
Proceeds from sale of shares sold	3,802,992	—	18,085,376	—
Cost of shares redeemed	(753,959)	—	(769,738)	—
Net increase (decrease) from capital share transactions	3,049,033	—	17,315,638	—
Net increase (decrease) in net assets from beneficial interest transactions	42,989,522	118,897,902	7,697,147	107,996,668
Net increase (decrease) in net assets during the period	(35,912,794)	123,280,891	(124,962,776)	128,262,185
Net assets at beginning of period	636,219,800	512,938,909	990,382,521	862,120,336
NET ASSETS AT END OF PERIOD	$600,307,006	$ 636,219,800	$ 865,419,745	$ 990,382,521
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	17,631	368,643	71,011	742,684
Reinvestment of distributions	—	8,743	—	15,806
Shares redeemed	(29,311)	(2,119,876)	(28,669)	(3,882,844)
Net increase (decrease) from share transactions	(11,680)	(1,742,490)	42,342	(3,124,354)
Class K
Shares sold	9,748,626	24,123,714	11,205,905	25,262,918
Reinvestment of distributions	—	3,380,971	—	5,189,380
Shares redeemed	(6,329,743)	(15,915,495)	(12,255,706)	(18,658,659)
Net increase (decrease) from share transactions	3,418,883	11,589,190	(1,049,801)	11,793,639
Class R3 (a)
Shares sold	329,762	—	1,514,941	—
Shares redeemed	(68,708)	—	(67,151)	—
Net increase (decrease) from share transactions	261,054	—	1,447,790	—
(a)	For the period February 28, 2022 (commencement date) through June 30, 2022.
See accompanying notes to financial statements.
38

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21

$ 13,674,070	$ 39,342,024	$ 9,824,206	$ 41,575,360	$ 4,727,611	$ 35,411,407
13,130,667	84,433,754	9,663,862	101,983,872	7,646,660	90,785,158
(309,956,832)	34,625,967	(409,578,095)	45,361,533	(387,902,699)	52,426,661
(283,152,095)	158,401,745	(390,090,027)	188,920,765	(375,528,428)	178,623,226

—	(321,110)	—	(516,061)	—	(251,103)
—	(107,647,130)	—	(122,444,951)	—	(98,284,628)
—	(107,968,240)	—	(122,961,012)	—	(98,535,731)

1,143,603	31,569,633	612,961	29,594,899	494,022	18,340,891
—	321,110	—	516,061	—	251,102
(1,184,943)	(91,417,140)	(1,492,245)	(97,216,655)	(336,772)	(68,018,313)
(41,340)	(59,526,397)	(879,284)	(67,105,695)	157,250	(49,426,320)

271,814,458	640,272,702	356,289,353	775,116,403	348,058,206	679,606,067
—	107,485,708	—	122,031,640	—	97,888,598
(170,946,884)	(282,626,779)	(154,698,653)	(269,108,353)	(126,157,613)	(204,985,238)
100,867,574	465,131,631	201,590,700	628,039,690	221,900,593	572,509,427

14,628,070	—	35,182,487	—	15,353,903	—
(1,395,475)	—	(2,364,956)	—	(843,135)	—
13,232,595	—	32,817,531	—	14,510,768	—
114,058,829	405,605,234	233,528,947	560,933,995	236,568,611	523,083,107
(169,093,266)	456,038,739	(156,561,080)	626,893,748	(138,959,817)	603,170,602
1,744,131,572	1,288,092,833	2,063,884,794	1,436,991,046	1,868,513,052	1,265,342,450
$1,575,038,306	$1,744,131,572	$1,907,323,714	$2,063,884,794	$1,729,553,235	$1,868,513,052

92,455	2,293,341	47,288	2,048,544	37,985	1,218,223
—	23,804	—	36,113	—	16,785
(93,455)	(6,502,116)	(117,947)	(6,558,848)	(24,594)	(4,406,226)
(1,000)	(4,184,971)	(70,659)	(4,474,191)	13,391	(3,171,218)

21,263,160	46,465,778	26,666,581	53,393,276	24,975,384	44,956,504
—	7,903,362	—	8,498,025	—	6,486,985
(13,596,315)	(20,395,597)	(11,797,700)	(18,483,085)	(9,136,065)	(13,505,914)
7,666,845	33,973,543	14,868,881	43,408,216	15,839,319	37,937,575

1,148,325	—	2,610,346	—	1,091,645	—
(112,190)	—	(186,482)	—	(65,785)	—
1,036,135	—	2,423,864	—	1,025,860	—
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,050,741	$ 31,353,661	$ 1,134,809	$ 26,804,149
Net realized gain (loss)	5,800,724	84,799,229	3,730,918	66,988,316
Net change in unrealized appreciation/depreciation	(357,274,318)	54,694,281	(308,776,246)	52,040,616
Net increase (decrease) in net assets resulting from operations	(349,422,853)	170,847,171	(303,910,519)	145,833,081
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(158,215)	—	(112,962)
Class K	—	(90,662,530)	—	(67,714,681)
Total distributions to shareholders	—	(90,820,745)	—	(67,827,643)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	325,586	12,879,849	188,951	8,985,590
Reinvestment of distributions	—	158,215	—	95,025
Cost of shares redeemed	(189,838)	(66,394,108)	(442,329)	(32,410,780)
Net increase (decrease) from capital share transactions	135,748	(53,356,044)	(253,378)	(23,330,165)
Class K
Proceeds from sale of shares sold	278,067,837	627,103,188	260,930,080	576,111,860
Reinvestment of distributions	—	90,327,195	—	67,508,650
Cost of shares redeemed	(103,584,059)	(191,117,290)	(82,398,746)	(156,483,523)
Net increase (decrease) from capital share transactions	174,483,778	526,313,093	178,531,334	487,136,987
Class R3 (a)
Proceeds from sale of shares sold	30,002,490	—	11,992,751	—
Cost of shares redeemed	(1,479,084)	—	(547,309)	—
Net increase (decrease) from capital share transactions	28,523,406	—	11,445,442	—
Net increase (decrease) in net assets from beneficial interest transactions	203,142,932	472,957,049	189,723,398	463,806,822
Net increase (decrease) in net assets during the period	(146,279,921)	552,983,475	(114,187,121)	541,812,260
Net assets at beginning of period	1,680,740,992	1,127,757,517	1,412,224,835	870,412,575
NET ASSETS AT END OF PERIOD	$1,534,461,071	$1,680,740,992	$1,298,037,714	$1,412,224,835
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	24,164	839,017	13,148	573,820
Reinvestment of distributions	—	10,409	—	6,045
Shares redeemed	(13,717)	(4,214,620)	(31,583)	(2,011,432)
Net increase (decrease) from share transactions	10,447	(3,365,194)	(18,435)	(1,431,567)
Class K
Shares sold	19,674,673	40,764,812	18,080,860	36,788,078
Reinvestment of distributions	—	5,880,677	—	4,272,699
Shares redeemed	(7,447,322)	(12,399,522)	(5,754,183)	(9,917,543)
Net increase (decrease) from share transactions	12,227,351	34,245,967	12,326,677	31,143,234
Class R3 (a)
Shares sold	2,097,471	—	819,507	—
Shares redeemed	(104,702)	—	(39,140)	—
Net increase (decrease) from share transactions	1,992,769	—	780,367	—
(a)	For the period February 28, 2022 (commencement date) through June 30, 2022 for State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund and State Street Target Retirement 2055 Fund, and for the period February 11, 2022 (commencement date) through June 30, 2022 for State Street Target Retirement 2050 Fund and State Street Target Retirement 2060 Fund.
See accompanying notes to financial statements.
40

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21

$ 449,263	$ 19,797,248	$ 290,329	$ 12,382,294	$ 150,712	$ 6,076,435
3,324,623	48,411,509	1,672,549	29,248,270	665,143	12,890,107
(233,712,718)	37,553,333	(149,720,250)	20,480,554	(74,840,464)	9,059,400
(229,938,832)	105,762,090	(147,757,372)	62,111,118	(74,024,609)	28,025,942

—	(73,935)	—	(30,065)	—	(24,738)
—	(48,748,642)	—	(28,019,835)	—	(12,726,460)
—	(48,822,577)	—	(28,049,900)	—	(12,751,198)

567,610	5,044,364	523,937	3,022,394	179,408	1,548,758
—	73,935	—	27,968	—	19,386
(84,145)	(30,310,706)	(59,586)	(12,345,103)	(144,071)	(4,826,851)
483,465	(25,192,407)	464,351	(9,294,741)	35,337	(3,258,707)

222,473,191	453,103,035	171,992,430	336,585,122	111,631,984	191,745,420
—	48,538,463	—	27,895,117	—	12,681,434
(68,937,182)	(121,404,950)	(41,785,668)	(79,612,262)	(28,499,535)	(42,477,673)
153,536,009	380,236,548	130,206,762	284,867,977	83,132,449	161,949,181

18,070,506	—	9,857,374	—	3,403,726	—
(2,148,061)	—	(571,189)	—	(206,426)	—
15,922,445	—	9,286,185	—	3,197,300	—
169,941,919	355,044,141	139,957,298	275,573,236	86,365,086	158,690,474
(59,996,913)	411,983,654	(7,800,074)	309,634,454	12,340,477	173,965,218
1,023,555,507	611,571,853	642,549,207	332,914,753	314,815,062	140,849,844
$ 963,558,594	$1,023,555,507	$ 634,749,133	$642,549,207	$327,155,539	$314,815,062

42,288	326,889	38,342	192,568	12,480	99,197
—	4,730	—	1,749	—	1,206
(5,993)	(1,887,454)	(4,097)	(756,819)	(9,844)	(296,327)
36,295	(1,555,835)	34,245	(562,502)	2,636	(195,924)

15,540,934	28,923,614	11,839,056	21,161,194	7,696,825	12,026,643
—	3,077,899	—	1,736,932	—	787,178
(4,862,599)	(7,731,036)	(2,893,183)	(4,969,215)	(1,968,740)	(2,659,102)
10,678,335	24,270,477	8,945,873	17,928,911	5,728,085	10,154,719

1,235,544	—	663,638	—	229,578	—
(148,236)	—	(40,888)	—	(14,778)	—
1,087,308	—	622,750	—	214,800	—
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2065 Fund
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,058	$ 783,157
Net realized gain (loss)	(7,902)	1,368,099
Net change in unrealized appreciation/depreciation	(11,583,191)	(109,925)
Net increase (decrease) in net assets resulting from operations	(11,567,035)	2,041,331
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(4,641)
Class K	—	(1,160,629)
Total distributions to shareholders	—	(1,165,270)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	22,718	26,662
Reinvestment of distributions	—	645
Cost of shares redeemed	(3,005)	(1,537)
Net increase (decrease) from capital share transactions	19,713	25,770
Class K
Proceeds from sale of shares sold	28,782,415	42,293,713
Reinvestment of distributions	—	1,156,326
Cost of shares redeemed	(4,270,583)	(4,627,119)
Net increase (decrease) from capital share transactions	24,511,832	38,822,920
Class R3 (a)
Proceeds from sale of shares sold	85,552	—
Net increase (decrease) from capital share transactions	85,552	—
Net increase (decrease) in net assets from beneficial interest transactions	24,617,097	38,848,690
Net increase (decrease) in net assets during the period	13,050,062	39,724,751
Net assets at beginning of period	43,418,981	3,694,230
NET ASSETS AT END OF PERIOD	$ 56,469,043	$43,418,981
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	1,705	1,769
Reinvestment of distributions	—	42
Shares redeemed	(222)	(100)
Net increase (decrease) from share transactions	1,483	1,711
Class K
Shares sold	2,105,657	2,812,786
Reinvestment of distributions	—	75,924
Shares redeemed	(311,626)	(308,959)
Net increase (decrease) from share transactions	1,794,031	2,579,751
Class R3 (a)
Shares sold	6,718	—
Net increase (decrease) from share transactions	6,718	—
(a)	For the period February 28, 2022 (commencement date) through June 30, 2022.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 12.01	$ 11.99	$ 11.05	$10.02	$10.73	$10.12
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.17	0.38	0.29	0.28	0.19
Net realized and unrealized gain (loss)	(1.52)	0.65	0.75	1.11	(0.55)	0.71
Total from investment operations	(1.42)	0.82	1.13	1.40	(0.27)	0.90
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.18)	(0.31)	(0.29)	(0.20)
Net realized gains	—	(0.52)	(0.01)	(0.06)	(0.15)	(0.09)
Total distributions	—	(0.80)	(0.19)	(0.37)	(0.44)	(0.29)
Net asset value, end of period	$ 10.59	$12.01	$ 11.99	$ 11.05	$10.02	$10.73
Total return (b)	(11.82)%	6.87%	10.25%	13.98%	(2.50)%(c)	8.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 675	$ 906	$21,801	$ 78	$ 108	$ 139
Ratios to Average Net Assets:
Total expenses (d)	0.28%(e)	0.42%	0.24%	0.24%	0.25%	0.36%
Net expenses (d)	0.09%(e)	0.24%	0.02%	(0.03)%(f)	(0.03)%(f)	(0.05)%(f)
Net investment income (loss)	1.82%(e)	1.36%	3.26%	2.64%	2.62%	1.78%
Portfolio turnover rate	8%(g)	33%	24%	26%	53%	25%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 12.08	$ 11.97	$ 11.03	$ 10.00	$ 10.71	$ 10.12
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.30	0.26	0.32	0.29	0.28
Net realized and unrealized gain (loss)	(1.55)	0.64	0.87	1.08	(0.56)	0.60
Total from investment operations	(1.43)	0.94	1.13	1.40	(0.27)	0.88
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.18)	(0.31)	(0.29)	(0.20)
Net realized gains	—	(0.52)	(0.01)	(0.06)	(0.15)	(0.09)
Total distributions	—	(0.83)	(0.19)	(0.37)	(0.44)	(0.29)
Net asset value, end of period	$ 10.65	$ 12.08	$ 11.97	$ 11.03	$ 10.00	$ 10.71
Total return (b)	(11.84)%	7.92%	10.29%	14.00%	(2.50)%(c)	8.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$596,856	$635,314	$491,138	$219,066	$200,840	$135,420
Ratios to Average Net Assets:
Total expenses (d)	0.16%(e)	0.15%	0.19%	0.24%	0.24%	0.36%
Net expenses (d)	(0.02)%(e)(f)	(0.03)%(f)	(0.03)%(f)	(0.03)%(f)	(0.04)%(f)	(0.02)%(f)
Net investment income (loss)	2.05%(e)	2.40%	2.29%	2.92%	2.69%	2.61%
Portfolio turnover rate	8%(g)	33%	24%	26%	53%	25%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08
Net realized and unrealized gain (loss)	(1.04)
Total from investment operations	(0.96)
Net asset value, end of period	$10.63
Total return (b)	(8.28)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,776
Ratios to Average Net Assets:
Total expenses (c)	0.66%(d)
Net expenses (c)	0.48%(d)
Net investment income (loss)	2.13%(d)
Portfolio turnover rate	8%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 12.44	$12.22	$ 11.39	$10.29	$ 11.34	$10.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.17	0.40	0.32	0.43	0.25
Net realized and unrealized gain (loss)	(1.75)	0.90	0.92	1.48	(0.90)	1.13
Total from investment operations	(1.64)	1.07	1.32	1.80	(0.47)	1.38
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.25)	(0.33)	(0.29)	(0.23)
Net realized gains	—	(0.57)	(0.24)	(0.37)	(0.29)	(0.08)
Total distributions	—	(0.85)	(0.49)	(0.70)	(0.58)	(0.31)
Net asset value, end of period	$ 10.80	$12.44	$ 12.22	$ 11.39	$10.29	$ 11.34
Total return (b)	(13.18)%	8.79%	11.57%	17.53%	(4.17)%(c)	13.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 3,114	$3,059	$41,182	$ 2,116	$1,798	$ 680
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.40%	0.19%	0.15%	0.16%	0.15%
Net expenses (d)	0.10%(e)	0.24%	0.03%	0.01%	0.02%	0.01%
Net investment income (loss)	1.96%(e)	1.36%	3.39%	2.83%	3.85%	2.29%
Portfolio turnover rate	11%(f)	27%	37%	21%	22%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 12.51	$ 12.23	$ 11.40	$ 10.29	$ 11.34	$ 10.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.33	0.24	0.33	0.29	0.29
Net realized and unrealized gain (loss)	(1.76)	0.84	1.08	1.48	(0.76)	1.08
Total from investment operations	(1.64)	1.17	1.32	1.81	(0.47)	1.37
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.25)	(0.33)	(0.29)	(0.23)
Net realized gains	—	(0.57)	(0.24)	(0.37)	(0.29)	(0.08)
Total distributions	—	(0.89)	(0.49)	(0.70)	(0.58)	(0.31)
Net asset value, end of period	$ 10.87	$ 12.51	$ 12.23	$ 11.40	$ 10.29	$ 11.34
Total return (b)	(13.11)%	9.55%	11.68%	17.55%	(4.16)%(c)	13.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$846,595	$987,323	$820,938	$783,033	$847,142	$775,643
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.13%	0.14%	0.14%	0.15%	0.15%
Net expenses (d)	(0.02)%(e)(f)	(0.02)%(f)	(0.03)%(f)	(0.01)%(f)	0.01%	0.02%
Net investment income (loss)	2.00%(e)	2.53%	2.13%	2.88%	2.60%	2.67%
Portfolio turnover rate	11%(g)	27%	37%	21%	22%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 11.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08
Net realized and unrealized gain (loss)	(1.18)
Total from investment operations	(1.10)
Net asset value, end of period	$ 10.85
Total return (b)	(9.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,711
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)
Net expenses (c)	0.49%(d)
Net investment income (loss)	2.12%(d)
Portfolio turnover rate	11%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 13.50	$13.06	$ 11.92	$10.53	$ 11.74	$10.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.15	0.50	0.37	0.23	0.26
Net realized and unrealized gain (loss)	(2.18)	1.16	1.26	1.81	(0.87)	1.45
Total from investment operations	(2.09)	1.31	1.76	2.18	(0.64)	1.71
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.25)	(0.33)	(0.29)	(0.23)
Net realized gains	—	(0.58)	(0.37)	(0.46)	(0.28)	(0.07)
Total distributions	—	(0.87)	(0.62)	(0.79)	(0.57)	(0.30)
Net asset value, end of period	$ 11.41	$13.50	$ 13.06	$ 11.92	$10.53	$ 11.74
Total return (b)	(15.48)%	10.03%	14.66%	20.76%	(5.48)%(c)	16.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 4,468	$5,301	$59,792	$2,019	$1,155	$2,232
Ratios to Average Net Assets:
Total expenses (d)	0.24%(e)	0.38%	0.19%	0.15%	0.15%	0.15%
Net expenses (d)	0.11%(e)	0.25%	0.04%	0.02%	0.05%	0.03%
Net investment income (loss)	1.47%(e)	1.11%	3.96%	3.10%	1.98%	2.36%
Portfolio turnover rate	7%(f)	24%	39%	27%	15%	10%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 13.60	$ 13.09	$ 11.94	$ 10.55	$ 11.75	$ 10.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.36	0.27	0.33	0.31	0.30
Net realized and unrealized gain (loss)	(2.20)	1.06	1.50	1.85	(0.94)	1.41
Total from investment operations	(2.10)	1.42	1.77	2.18	(0.63)	1.71
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.25)	(0.33)	(0.29)	(0.23)
Net realized gains	—	(0.58)	(0.37)	(0.46)	(0.28)	(0.07)
Total distributions	—	(0.91)	(0.62)	(0.79)	(0.57)	(0.30)
Net asset value, end of period	$ 11.50	$ 13.60	$ 13.09	$ 11.94	$ 10.55	$ 11.75
Total return (b)	(15.44)%	10.81%	14.84%	20.63%	(5.38)%(c)	16.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,558,668	$1,738,831	$1,228,301	$1,035,188	$1,007,169	$830,080
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.13%	0.14%	0.14%	0.14%	0.15%
Net expenses (d)	0.00%(e)(f)	0.00%(f)	(0.01)%(g)	0.01%	0.04%	0.04%
Net investment income (loss)	1.63%(e)	2.57%	2.24%	2.83%	2.63%	2.63%
Portfolio turnover rate	7%(h)	24%	39%	27%	15%	10%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss)	(1.47)
Total from investment operations	(1.40)
Net asset value, end of period	$ 11.49
Total return (b)	(10.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,902
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)
Net expenses (c)	0.50%(d)
Net investment income (loss)	1.58%(d)
Portfolio turnover rate	7%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.29	$13.70	$ 12.26	$10.67	$ 11.98	$10.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.11	0.53	0.38	0.29	0.25
Net realized and unrealized gain (loss)	(2.56)	1.36	1.58	2.03	(1.05)	1.64
Total from investment operations	(2.50)	1.47	2.11	2.41	(0.76)	1.89
Distributions to shareholders from:
Net investment income	—	(0.27)	(0.24)	(0.32)	(0.27)	(0.23)
Net realized gains	—	(0.61)	(0.43)	(0.50)	(0.28)	(0.05)
Total distributions	—	(0.88)	(0.67)	(0.82)	(0.55)	(0.28)
Net asset value, end of period	$ 11.79	$14.29	$ 13.70	$12.26	$10.67	$ 11.98
Total return (b)	(17.49)%	10.76%	17.26%	22.55%	(6.24)%	18.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6,457	$8,838	$69,750	$2,837	$1,768	$1,716
Ratios to Average Net Assets:
Total expenses (c)	0.23%(d)	0.37%	0.19%	0.15%	0.15%	0.15%
Net expenses (c)	0.13%(d)	0.27%	0.08%	0.04%	0.07%	0.06%
Net investment income (loss)	0.86%(d)	0.74%	4.00%	3.12%	2.44%	2.25%
Portfolio turnover rate	5%(e)	22%	27%	30%	12%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.36	$ 13.72	$ 12.27	$ 10.69	$ 12.00	$ 10.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.35	0.27	0.33	0.29	0.28
Net realized and unrealized gain (loss)	(2.57)	1.21	1.86	2.07	(1.04)	1.62
Total from investment operations	(2.51)	1.56	2.13	2.40	(0.75)	1.90
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.25)	(0.32)	(0.28)	(0.23)
Net realized gains	—	(0.61)	(0.43)	(0.50)	(0.28)	(0.05)
Total distributions	—	(0.92)	(0.68)	(0.82)	(0.56)	(0.28)
Net asset value, end of period	$ 11.85	$ 14.36	$ 13.72	$ 12.27	$ 10.69	$ 12.00
Total return (b)	(17.48)%	11.37%	17.24%	22.52%	(6.22)%	18.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,872,178	$2,055,047	$1,367,241	$1,072,332	$960,339	$778,969
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.12%	0.14%	0.14%	0.14%	0.15%
Net expenses (c)	0.03%(d)	0.03%	0.03%	0.03%	0.06%	0.06%
Net investment income (loss)	0.98%(d)	2.37%	2.13%	2.75%	2.43%	2.46%
Portfolio turnover rate	5%(e)	22%	27%	30%	12%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss)	(1.70)
Total from investment operations	(1.67)
Net asset value, end of period	$ 11.84
Total return (b)	(12.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,689
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)
Net expenses (c)	0.53%(d)
Net investment income (loss)	0.72%(d)
Portfolio turnover rate	5%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 14.96	$14.16	$ 12.54	$10.80	$12.18	$10.43
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.06	0.56	0.36	0.30	0.13
Net realized and unrealized gain (loss)	(2.81)	1.55	1.71	2.19	(1.14)	1.91
Total from investment operations	(2.78)	1.61	2.27	2.55	(0.84)	2.04
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.24)	(0.30)	(0.26)	(0.22)
Net realized gains	—	(0.55)	(0.41)	(0.51)	(0.28)	(0.07)
Total distributions	—	(0.81)	(0.65)	(0.81)	(0.54)	(0.29)
Net asset value, end of period	$ 12.18	$14.96	$ 14.16	$12.54	$10.80	$12.18
Total return (b)	(18.58)%	11.38%	18.05%	23.62%	(6.88)%(c)	19.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 4,135	$4,878	$49,518	$1,193	$ 442	$ 371
Ratios to Average Net Assets:
Total expenses (d)	0.25%(e)	0.38%	0.20%	0.21%	0.16%	0.17%
Net expenses (d)	0.16%(e)	0.29%	0.10%	0.12%	0.07%	0.07%
Net investment income (loss)	0.40%(e)	0.41%	4.14%	2.95%	2.49%	1.10%
Portfolio turnover rate	4%(f)	19%	22%	28%	13%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 15.09	$ 14.21	$ 12.57	$ 10.83	$ 12.21	$ 10.44
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.34	0.26	0.32	0.28	0.27
Net realized and unrealized gain (loss)	(2.84)	1.39	2.03	2.24	(1.12)	1.79
Total from investment operations	(2.80)	1.73	2.29	2.56	(0.84)	2.06
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.24)	(0.31)	(0.26)	(0.22)
Net realized gains	—	(0.55)	(0.41)	(0.51)	(0.28)	(0.07)
Total distributions	—	(0.85)	(0.65)	(0.82)	(0.54)	(0.29)
Net asset value, end of period	$ 12.29	$ 15.09	$ 14.21	$ 12.57	$ 10.83	$ 12.21
Total return (b)	(18.56)%	12.18%	18.19%	23.61%	(6.85)%(c)	19.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,712,831	$1,863,635	$1,215,824	$907,369	$796,187	$584,717
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.13%	0.14%	0.15%	0.15%	0.17%
Net expenses (d)	0.04%(e)	0.04%	0.04%	0.05%	0.07%	0.08%
Net investment income (loss)	0.52%(e)	2.26%	2.03%	2.60%	2.30%	2.34%
Portfolio turnover rate	4%(f)	19%	22%	28%	13%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss)	(1.87)
Total from investment operations	(1.86)
Net asset value, end of period	$ 12.27
Total return (b)	(13.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,588
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)
Net expenses (c)	0.55%(d)
Net investment income (loss)	0.13%(d)
Portfolio turnover rate	4%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 15.19	$14.35	$ 12.65	$10.79	$12.26	$10.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.02	0.58	0.29	0.31	0.24
Net realized and unrealized gain (loss)	(2.93)	1.67	1.79	2.37	(1.23)	1.91
Total from investment operations	(2.92)	1.69	2.37	2.66	(0.92)	2.15
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.23)	(0.30)	(0.26)	(0.23)
Net realized gains	—	(0.59)	(0.44)	(0.50)	(0.29)	(0.05)
Total distributions	—	(0.85)	(0.67)	(0.80)	(0.55)	(0.28)
Net asset value, end of period	$ 12.27	$15.19	$ 14.35	$12.65	$10.79	$12.26
Total return (b)	(19.22)%	11.75%	18.70%	24.64%	(7.46)%(c)	20.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 2,543	$2,991	$51,116	$1,398	$1,247	$ 912
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.39%	0.20%	0.17%	0.19%	0.17%
Net expenses (d)	0.18%(e)	0.32%	0.10%	0.07%	0.09%	0.07%
Net investment income (loss)	0.13%(e)	0.12%	4.25%	2.33%	2.50%	2.14%
Portfolio turnover rate	4%(f)	19%	19%	32%	11%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 15.36	$ 14.36	$ 12.66	$ 10.79	$ 12.27	$ 10.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.35	0.25	0.32	0.28	0.26
Net realized and unrealized gain (loss)	(2.97)	1.54	2.12	2.35	(1.21)	1.89
Total from investment operations	(2.95)	1.89	2.37	2.67	(0.93)	2.15
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.23)	(0.30)	(0.26)	(0.23)
Net realized gains	—	(0.59)	(0.44)	(0.50)	(0.29)	(0.05)
Total distributions	—	(0.89)	(0.67)	(0.80)	(0.55)	(0.28)
Net asset value, end of period	$ 12.41	$ 15.36	$ 14.36	$ 12.66	$ 10.79	$ 12.27
Total return (b)	(19.21)%	13.15%	18.79%	24.66%	(7.52)%(c)	20.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,507,224	$1,677,750	$1,076,641	$778,976	$636,762	$458,132
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.13%	0.15%	0.16%	0.16%	0.17%
Net expenses (d)	0.06%(e)	0.05%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	0.26%(e)	2.23%	1.94%	2.63%	2.24%	2.30%
Portfolio turnover rate	4%(f)	19%	19%	32%	11%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss)	(1.95)
Total from investment operations	(1.96)
Net asset value, end of period	$ 12.39
Total return (b)	(13.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,694
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)
Net expenses (c)	0.56%(d)
Net investment income (loss)	(0.18)%(d)
Portfolio turnover rate	4%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 15.72	$14.58	$ 12.72	$10.77	$12.29	$10.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00	0.03	0.58	0.29	0.33	0.20
Net realized and unrealized gain (loss)	(3.12)	1.88	1.87	2.45	(1.31)	2.02
Total from investment operations	(3.12)	1.91	2.45	2.74	(0.98)	2.22
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.22)	(0.30)	(0.26)	(0.24)
Net realized gains	—	(0.49)	(0.37)	(0.49)	(0.28)	(0.05)
Total distributions	—	(0.77)	(0.59)	(0.79)	(0.54)	(0.29)
Net asset value, end of period	$ 12.60	$15.72	$ 14.58	$12.72	$10.77	$12.29
Total return (b)	(19.85)%	13.08%	19.26%	25.45%	(7.96)%(c)	21.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,657	$2,357	$23,059	$ 962	$ 787	$ 762
Ratios to Average Net Assets:
Total expenses (d)	0.25%(e)	0.39%	0.21%	0.21%	0.20%	0.21%
Net expenses (d)	0.16%(e)	0.30%	0.10%	0.09%	0.08%	0.06%
Net investment income (loss)	0.06%(e)	0.17%	4.27%	2.34%	2.68%	1.73%
Portfolio turnover rate	3%(f)	17%	18%	32%	11%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 15.79	$ 14.58	$ 12.72	$ 10.77	$ 12.29	$ 10.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.37	0.25	0.32	0.28	0.28
Net realized and unrealized gain (loss)	(3.14)	1.65	2.21	2.42	(1.26)	1.94
Total from investment operations	(3.13)	2.02	2.46	2.74	(0.98)	2.22
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.23)	(0.30)	(0.26)	(0.24)
Net realized gains	—	(0.49)	(0.37)	(0.49)	(0.28)	(0.05)
Total distributions	—	(0.81)	(0.60)	(0.79)	(0.54)	(0.29)
Net asset value, end of period	$ 12.66	$ 15.79	$ 14.58	$ 12.72	$ 10.77	$ 12.29
Total return (b)	(19.82)%	13.83%	19.28%	25.49%	(7.94)%(c)	21.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,286,517	$1,409,868	$847,354	$587,488	$465,425	$300,444
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.14%	0.16%	0.17%	0.19%	0.21%
Net expenses (d)	0.05%(e)	0.05%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	0.17%(e)	2.32%	1.93%	2.62%	2.29%	2.39%
Portfolio turnover rate	3%(f)	17%	18%	32%	11%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss)	(2.07)
Total from investment operations	(2.08)
Net asset value, end of period	$ 12.64
Total return (b)	(20.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 9,864
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)
Net expenses (c)	0.56%(d)
Net investment income (loss)	(0.29)%(d)
Portfolio turnover rate	3%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 15.62	$14.48	$ 12.60	$10.70	$12.24	$10.33
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.00(b)	0.61	0.28	0.37	0.15
Net realized and unrealized gain (loss)	(3.18)	1.90	1.87	2.47	(1.37)	2.06
Total from investment operations	(3.18)	1.90	2.48	2.75	(1.00)	2.21
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.22)	(0.29)	(0.26)	(0.25)
Net realized gains	—	(0.48)	(0.38)	(0.56)	(0.28)	(0.05)
Total distributions	—	(0.76)	(0.60)	(0.85)	(0.54)	(0.30)
Net asset value, end of period	$ 12.44	$15.62	$ 14.48	$12.60	$10.70	$12.24
Total return (c)	(20.36)%	13.12%	19.67%	25.76%	(8.14)%	21.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,722	$1,596	$24,016	$ 448	$ 374	$ 240
Ratios to Average Net Assets:
Total expenses (d)	0.29%(e)	0.41%	0.24%	0.25%	0.25%	0.25%
Net expenses (d)	0.18%(e)	0.31%	0.10%	0.09%	0.08%	0.06%
Net investment income (loss)	(0.04)%(e)	0.02%	4.48%	2.32%	3.05%	1.34%
Portfolio turnover rate	3%(f)	17%	16%	41%	11%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 15.77	$ 14.49	$ 12.60	$ 10.70	$ 12.24	$ 10.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.38	0.25	0.34	0.28	0.27
Net realized and unrealized gain (loss)	(3.22)	1.70	2.24	2.42	(1.28)	1.94
Total from investment operations	(3.21)	2.08	2.49	2.76	(1.00)	2.21
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.22)	(0.30)	(0.26)	(0.25)
Net realized gains	—	(0.48)	(0.38)	(0.56)	(0.28)	(0.05)
Total distributions	—	(0.80)	(0.60)	(0.86)	(0.54)	(0.30)
Net asset value, end of period	$ 12.56	$ 15.77	$ 14.49	$ 12.60	$ 10.70	$ 12.24
Total return (b)	(20.36)%	14.37%	19.76%	25.81%	(8.13)%	21.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$948,206	$1,021,959	$587,556	$380,668	$300,431	$212,217
Ratios to Average Net Assets:
Total expenses (c)	0.16%(d)	0.15%	0.19%	0.21%	0.23%	0.25%
Net expenses (c)	0.05%(d)	0.05%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	0.09%(d)	2.42%	1.98%	2.74%	2.30%	2.37%
Portfolio turnover rate	3%(e)	17%	16%	41%	11%	5%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/11/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss)	(2.31)
Total from investment operations	(2.33)
Net asset value, end of period	$ 12.54
Total return (b)	(15.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,631
Ratios to Average Net Assets:
Total expenses (c)	0.66%(d)
Net expenses (c)	0.56%(d)
Net investment income (loss)	(0.37)%(d)
Portfolio turnover rate	3%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 15.98	$14.72	$12.68	$10.70	$12.25	$10.32
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.01	0.63	0.33	0.31	0.11
Net realized and unrealized gain (loss)	(3.25)	1.95	1.86	2.41	(1.29)	2.11
Total from investment operations	(3.25)	1.96	2.49	2.74	(0.98)	2.22
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.22)	(0.30)	(0.25)	(0.24)
Net realized gains	—	(0.42)	(0.23)	(0.46)	(0.32)	(0.05)
Total distributions	—	(0.70)	(0.45)	(0.76)	(0.57)	(0.29)
Net asset value, end of period	$ 12.73	$15.98	$14.72	$12.68	$10.70	$12.25
Total return (c)	(20.34)%	13.32%	19.60%	25.65%	(7.93)%(d)	21.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,005	$ 715	$8,940	$ 241	$ 130	$ 105
Ratios to Average Net Assets:
Total expenses (e)	0.29%(f)	0.44%	0.32%	0.30%	0.40%	0.52%
Net expenses (e)	0.17%(f)	0.31%	0.09%	0.05%	0.07%	0.06%
Net investment income (loss)	(0.02)%(f)	0.05%	4.61%	2.69%	2.53%	0.95%
Portfolio turnover rate	3%(g)	15%	18%	42%	16%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 16.06	$ 14.70	$ 12.66	$ 10.68	$ 12.23	$ 10.31
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.40	0.26	0.35	0.30	0.31
Net realized and unrealized gain (loss)	(3.28)	1.71	2.23	2.39	(1.28)	1.90
Total from investment operations	(3.27)	2.11	2.49	2.74	(0.98)	2.21
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.22)	(0.30)	(0.25)	(0.24)
Net realized gains	—	(0.42)	(0.23)	(0.46)	(0.32)	(0.05)
Total distributions	—	(0.75)	(0.45)	(0.76)	(0.57)	(0.29)
Net asset value, end of period	$ 12.79	$ 16.06	$ 14.70	$ 12.66	$ 10.68	$ 12.23
Total return (b)	(20.36)%	14.31%	19.65%	25.70%	(7.94)%(c)	21.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$625,793	$641,834	$323,975	$195,598	$132,520	$81,529
Ratios to Average Net Assets:
Total expenses (d)	0.18%(e)	0.18%	0.27%	0.30%	0.40%	0.51%
Net expenses (d)	0.05%(e)	0.05%	0.04%	0.05%	0.07%	0.07%
Net investment income (loss)	0.09%(e)	2.52%	2.05%	2.86%	2.49%	2.67%
Portfolio turnover rate	3%(f)	15%	18%	42%	16%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss)	(2.15)
Total from investment operations	(2.17)
Net asset value, end of period	$ 12.77
Total return (b)	(14.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7,951
Ratios to Average Net Assets:
Total expenses (c)	0.68%(d)
Net expenses (c)	0.56%(d)
Net investment income (loss)	(0.38)%(d)
Portfolio turnover rate	3%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 16.06	$14.69	$12.53	$10.28	$ 11.91	$10.09
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.05	0.59	0.29	0.30	0.15
Net realized and unrealized gain (loss)	(3.27)	1.97	1.87	2.37	(1.27)	2.01
Total from investment operations	(3.27)	2.02	2.46	2.66	(0.97)	2.16
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.22)	(0.28)	(0.24)	(0.23)
Net realized gains	—	(0.36)	(0.08)	(0.13)	(0.42)	(0.11)
Total distributions	—	(0.65)	(0.30)	(0.41)	(0.66)	(0.34)
Net asset value, end of period	$ 12.79	$16.06	$14.69	$12.53	$10.28	$ 11.91
Total return (c)	(20.36)%	13.75%	19.61%	25.86%	(8.13)%	21.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 538	$ 633	$3,458	$ 163	$ 121	$ 103
Ratios to Average Net Assets:
Total expenses (d)	0.36%(e)	0.50%	0.54%	0.85%	1.56%	3.13%
Net expenses (d)	0.15%(e)	0.28%	0.09%	0.04%	0.06%	0.06%
Net investment income (loss)	0.00%(e)(f)	0.33%	4.41%	2.42%	2.55%	1.31%
Portfolio turnover rate	2%(g)	13%	25%	29%	38%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Not annualized.
See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 16.11	$ 14.69	$ 12.53	$ 10.28	$ 11.91	$ 10.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.43	0.27	0.39	0.34	0.33
Net realized and unrealized gain (loss)	(3.28)	1.68	2.19	2.27	(1.31)	1.84
Total from investment operations	(3.27)	2.11	2.46	2.66	(0.97)	2.17
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.22)	(0.28)	(0.24)	(0.23)
Net realized gains	—	(0.36)	(0.08)	(0.13)	(0.42)	(0.11)
Total distributions	—	(0.69)	(0.30)	(0.41)	(0.66)	(0.34)
Net asset value, end of period	$ 12.84	$ 16.11	$ 14.69	$ 12.53	$ 10.28	$ 11.91
Total return (b)	(20.30)%	14.34%	19.63%	25.87%	(8.13)%	21.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$323,867	$314,182	$137,392	$74,373	$25,829	$12,141
Ratios to Average Net Assets:
Total expenses (c)	0.27%(d)	0.28%	0.49%	0.84%	1.56%	3.07%
Net expenses (c)	0.05%(d)	0.05%	0.04%	0.04%	0.06%	0.07%
Net investment income (loss)	0.10%(d)	2.68%	2.12%	3.33%	2.87%	2.94%
Portfolio turnover rate	2%(e)	13%	25%	29%	38%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/11/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss)	(2.37)
Total from investment operations	(2.39)
Net asset value, end of period	$ 12.80
Total return (b)	(15.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 2,750
Ratios to Average Net Assets:
Total expenses (c)	0.77%(d)
Net expenses (c)	0.56%(d)
Net investment income (loss)	(0.37)%(d)
Portfolio turnover rate	2%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 15.22	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.31	0.19
Net realized and unrealized gain (loss)	(3.09)	1.62	4.13
Total from investment operations	(3.10)	1.93	4.32
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.23)
Net realized gains	—	(0.14)	(0.40)
Total distributions	—	(0.40)	(0.63)
Net asset value, end of period	$ 12.12	$15.22	$13.69
Total return (b)	(20.37)%	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 160	$ 178	$ 137
Ratios to Average Net Assets:
Total expenses (c)	0.75%(d)	1.45%	12.01%(d)
Net expenses (c)	0.25%(d)	0.25%	0.22%(d)
Net investment income (loss)	(0.10)%(d)	2.05%	2.08%(d)
Portfolio turnover rate	4%(e)	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 15.23	$ 13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.61	0.45
Net realized and unrealized gain (loss)	(3.11)	1.36	3.88
Total from investment operations	(3.10)	1.97	4.33
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.24)
Net realized gains	—	(0.14)	(0.40)
Total distributions	—	(0.43)	(0.64)
Net asset value, end of period	$ 12.13	$ 15.23	$13.69
Total return (b)	(20.35)%	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,228	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	0.55%(d)	1.25%	11.81%(d)
Net expenses (c)	0.05%(d)	0.05%	0.02%(d)
Net investment income (loss)	0.10%(d)	4.06%	4.70%(d)
Portfolio turnover rate	4%(e)	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class R3
For the Period 2/28/22*- 6/30/22 (Unaudited)
Net asset value, beginning of period	$ 14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)
Net realized and unrealized gain (loss)	(1.92)
Total from investment operations	(1.94)
Net asset value, end of period	$ 12.14
Total return (b)	(13.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 82
Ratios to Average Net Assets:
Total expenses (c)	1.05%(d)
Net expenses (c)	0.55%(d)
Net investment income (loss)	(0.39)%(d)
Portfolio turnover rate	4%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2020 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
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Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than
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quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2023, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non- recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2023 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
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The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across , each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2022, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$105,478,542	$ 53,402,561
State Street Target Retirement 2020 Fund	131,500,532	107,289,323
State Street Target Retirement 2025 Fund	258,924,804	116,670,228
State Street Target Retirement 2030 Fund	371,256,202	106,037,584
State Street Target Retirement 2035 Fund	343,374,000	80,779,405
State Street Target Retirement 2040 Fund	293,177,293	68,109,089
State Street Target Retirement 2045 Fund	249,839,195	42,133,277
State Street Target Retirement 2050 Fund	216,361,891	31,468,727
State Street Target Retirement 2055 Fund	163,440,287	16,346,660
State Street Target Retirement 2060 Fund	95,769,301	7,558,532
State Street Target Retirement 2065 Fund	26,397,052	1,863,687
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6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). State Street Target Retirement 2065 Fund intends to qualify as regulated investment company under Subchapter M of the Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 651,887,402	$ 2,323,489	$ 39,204,767	$ (36,881,278)
State Street Target Retirement 2020 Fund	934,855,957	4,775,361	53,926,878	(49,151,517)
State Street Target Retirement 2025 Fund	1,721,465,061	7,082,271	127,784,630	(120,702,359)
State Street Target Retirement 2030 Fund	2,164,755,447	14,521,350	171,632,389	(157,111,039)
State Street Target Retirement 2035 Fund	1,888,389,354	15,098,845	156,612,182	(141,513,337)
State Street Target Retirement 2040 Fund	1,658,359,881	14,432,662	136,071,575	(121,638,913)
State Street Target Retirement 2045 Fund	1,407,277,315	8,775,232	118,228,126	(109,452,894)
State Street Target Retirement 2050 Fund	1,058,818,806	—	94,426,206	(94,426,206)
State Street Target Retirement 2055 Fund	712,435,255	—	76,756,329	(76,756,329)
State Street Target Retirement 2060 Fund	373,141,056	—	45,360,842	(45,360,842)
State Street Target Retirement 2065 Fund	67,814,934	—	11,454,934	(11,454,934)
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2022.
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Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement Fund	$ 13,977,876	$ 14,263,794	$ —	$ 14,263,794
State Street Target Retirement 2020 Fund	21,474,789	21,911,320	—	21,911,320
State Street Target Retirement 2025 Fund	38,517,776	25,746,981	13,477,508	39,224,489
State Street Target Retirement 2030 Fund	94,552,105	96,649,106	—	96,649,106
State Street Target Retirement 2035 Fund	15,424,873	15,771,767	—	15,771,767
State Street Target Retirement 2040 Fund	727,467	737,420	—	737,420
State Street Target Retirement 2055 Fund	33,070	33,500	—	33,500
State Street Target Retirement 2060 Fund	6,955	7,080	—	7,080
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$14,263,794	$—	$—	$—	$14,263,794	$14,263,794
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	21,911,320	—	—	—	21,911,320	21,911,320
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	25,746,981	—	—	—	25,746,981	25,746,981
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	96,649,106	—	—	—	96,649,106	96,649,106
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	15,771,767	—	—	—	15,771,767	15,771,767
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	737,420	—	—	—	737,420	737,420
State Street Target Retirement 2055 Fund	Mutual Funds and Exchange Traded Products	33,500	—	—	—	33,500	33,500
State Street Target Retirement 2060 Fund	Mutual Funds and Exchange Traded Products	7,080	—	—	—	7,080	7,080
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
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Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	0.09%	$ 881.80	$ 0.42	$1,024.30	$ 0.45
Class K	(0.02)	881.60	(0.09)	1,024.90	(0.10)
Class R3	0.48	917.20(c)	1.55	1,022.40	2.41
State Street Target Retirement 2020 Fund
Class I	0.10	868.20	0.46	1,024.30	0.50
Class K	(0.02)	868.90	(0.09)	1,024.90	(0.10)
Class R3	0.49	907.90(c)	1.58	1,022.40	2.46
State Street Target Retirement 2025 Fund
Class I	0.11	845.20	0.50	1,024.20	0.55
Class K	0.00(d)	845.60	0.00(e)	1,024.80	0.00(e)
Class R3	0.50	891.40(c)	1.59	1,022.30	2.51
State Street Target Retirement 2030 Fund
Class I	0.13	825.10	0.59	1,024.10	0.65
Class K	0.03	825.20	0.14	1,024.60	0.15
Class R3	0.53	876.40(c)	1.68	1,022.20	2.66
State Street Target Retirement 2035 Fund
Class I	0.16	814.20	0.72	1,024.00	0.80
Class K	0.04	814.40	0.18	1,024.60	0.20
Class R3	0.55	868.40(c)	1.73	1,022.10	2.76
State Street Target Retirement 2040 Fund
Class I	0.18	807.80	0.81	1,023.90	0.90
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OTHER INFORMATION  (continued)
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		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
Class K	0.06%	$ 807.90	$ 0.27	$1,024.50	$ 0.30
Class R3	0.56	863.40(c)	1.76	1,022.00	2.81
State Street Target Retirement 2045 Fund
Class I	0.16	801.50	0.71	1,024.00	0.80
Class K	0.05	801.80	0.22	1,024.50	0.25
Class R3	0.56	858.70(c)	1.75	1,022.00	2.81
State Street Target Retirement 2050 Fund
Class I	0.18	796.40	0.80	1,023.90	0.90
Class K	0.05	796.40	0.22	1,024.50	0.25
Class R3	0.56	843.30(f)	1.94	1,022.00	2.81
State Street Target Retirement 2055 Fund
Class I	0.17	796.60	0.76	1,024.00	0.85
Class K	0.05	796.40	0.22	1,024.50	0.25
Class R3	0.56	854.80(c)	1.75	1,022.00	2.81
State Street Target Retirement 2060 Fund
Class I	0.15	796.40	0.67	1,024.10	0.75
Class K	0.05	797.00	0.22	1,024.50	0.25
Class R3	0.56	842.70(f)	1.94	1,022.00	2.81
State Street Target Retirement 2065 Fund
Class I	0.25	796.30	1.11	1,023.60	1.25
Class K	0.05	796.50	0.22	1,024.50	0.25
Class R3	0.55	861.50(c)	1.73	1,022.10	2.76

(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
(c)	Actual period is from commencement of operations on February 28, 2022.
(d)	Amount is less than 0.005%.
(e)	Amount is less than $0.005.
(f)	Actual period is from commencement of operations on February 11, 2022.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' Investment Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund and State Street Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2021, as applicable, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
88

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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Funds.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2021, as applicable. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and was equal to the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1- and 5-year periods and was equal to the median of its Performance Group for the 3-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3- and 5-year periods.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

State Street Target Retirement 2035 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3- and 5-year periods.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3- and 5-year periods.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, was equal to the median of its Performance Group for the 3-year period and was above the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3- and 5-year periods.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund recently commenced operations and has a limited performance history.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
93

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITTRETSAR

Semi-Annual Report
June 30, 2022
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Mutual Funds and Exchange Traded Products	93.8%
Short-Term Investment	2.6
Other Assets in Excess of Liabilities	3.6
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 93.8%
UNITED STATES — 93.8%
State Street International Developed Equity Portfolio, (a) (Cost: $3,571,685,354)		$ 3,722,359,035
SHORT-TERM INVESTMENT — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (b)(c) (Cost $104,379,362)	104,382,793	104,372,355
TOTAL INVESTMENTS — 96.4% (Cost $3,676,064,716)		3,826,731,390
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.6%		142,912,285
NET ASSETS — 100.0%		$ 3,969,643,675

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.

At June 30, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD 6,614,763	EUR 6,163,000	07/05/2022	$ (171,656)
Bank of Montreal	USD 815,467	AUD 1,185,000	07/05/2022	(602)
Bank of Montreal	USD 1,619,992	CHF 1,574,000	07/05/2022	24,130
Bank of Montreal	USD 1,068,341	CHF 1,026,000	07/05/2022	3,367
Bank of Montreal	USD 19,558,081	EUR 18,227,000	07/05/2022	(502,666)
Bank of Montreal	USD 12,801,418	EUR 12,129,000	07/05/2022	(121,157)
Bank of Montreal	USD 654,912,908	EUR 626,441,157	07/05/2022	(70)
Bank of Montreal	USD 14,776,419	GBP 11,723,000	07/05/2022	(539,422)
Bank of Montreal	USD 320,602,380	GBP 263,989,773	07/05/2022	3
Bank of Montreal	EUR 655,728,657	USD 703,623,078	07/05/2022	18,091,627
Bank of Montreal	GBP 278,351,773	USD 350,855,451	07/05/2022	12,811,137
Bank of Montreal	USD 50,639,502	EUR 48,348,000	08/02/2022	(709)
Bank of Montreal	EUR 626,441,157	USD 656,096,881	08/02/2022	(25,899)
Bank of Montreal	GBP 263,989,773	USD 320,744,934	08/02/2022	(11,677)
Bank of Montreal	GBP 7,216,000	USD 8,767,151	08/02/2022	(536)
Barclays Capital PLC	USD 649,259	DKK 4,497,000	07/05/2022	(17,068)
Barclays Capital PLC	USD 3,248,935	GBP 2,597,000	07/05/2022	(95,009)
Barclays Capital PLC	USD 1,590,525	GBP 1,301,000	07/05/2022	(10,525)
Barclays Capital PLC	USD 594,001	HKD 4,657,000	07/05/2022	(522)
Barclays Capital PLC	USD 456,484	HKD 3,579,000	07/05/2022	(383)
Barclays Capital PLC	USD 5,316,367	JPY 689,409,000	07/05/2022	(241,772)
Barclays Capital PLC	USD 716,968	SEK 7,255,000	07/05/2022	(8,983)
Barclays Capital PLC	AUD 1,077,000	USD 748,014	07/05/2022	7,414
Barclays Capital PLC	CHF 933,000	USD 938,605	07/05/2022	(35,960)
Barclays Capital PLC	GBP 1,183,000	USD 1,441,287	07/05/2022	4,593
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	USD 8,178,929	DKK 56,710,000	07/05/2022	$ (206,595)
BNP Paribas S.A.	SGD 76,695,299	USD 55,938,689	07/05/2022	829,615
BNP Paribas S.A.	HKD 974,954,035	USD 124,371,453	07/05/2022	125,212
BNP Paribas S.A.	DKK 859,840,566	USD 124,008,014	07/05/2022	3,130,992
BNP Paribas S.A.	AUD 510,462,050	USD 366,358,613	07/05/2022	15,339,344
BNP Paribas S.A.	ILS 68,101,174	USD 20,475,706	07/05/2022	1,030,173
BNP Paribas S.A.	NOK 325,370,520	USD 34,619,778	07/05/2022	1,686,706
BNP Paribas S.A.	NZD 13,206,581	USD 8,592,862	07/05/2022	381,668
BNP Paribas S.A.	SEK 44,103,000	USD 4,512,916	07/05/2022	209,093
BNP Paribas S.A.	USD 9,141,354	AUD 13,290,000	08/02/2022	(582)
BNP Paribas S.A.	USD 579,902	SGD 807,000	08/02/2022	(23)
BNP Paribas S.A.	HKD 57,115,000	USD 7,285,384	08/02/2022	576
BNP Paribas S.A.	JPY 3,790,810,000	USD 27,949,004	08/02/2022	(853)
Citibank N.A.	USD 435,001,380	CHF 416,448,571	07/05/2022	—
Citibank N.A.	USD 438,982,616	JPY 59,637,983,305	07/05/2022	—
Citibank N.A.	USD 766,861	SEK 7,484,000	07/05/2022	(36,529)
Citibank N.A.	JPY 63,666,189,305	USD 495,518,425	07/05/2022	26,885,034
Citibank N.A.	SEK 1,526,196,531	USD 156,154,363	07/05/2022	7,219,362
Citibank N.A.	JPY 59,637,983,305	USD 439,680,059	08/02/2022	(34,160)
Citibank N.A.	CHF 416,448,571	USD 435,711,371	08/02/2022	(40,576)
Goldman Sachs Bank USA	USD 4,221,614	CHF 4,031,000	07/05/2022	(11,033)
Goldman Sachs Bank USA	USD 8,550,881	JPY 1,154,772,000	07/05/2022	(50,848)
HSBC Bank USA	USD 1,309,764	AUD 1,817,000	07/05/2022	(60,304)
HSBC Bank USA	USD 2,510,605	GBP 1,996,000	07/05/2022	(86,562)
HSBC Bank USA	USD 438,982,616	JPY 59,637,983,305	07/05/2022	—
HSBC Bank USA	USD 903,098	SEK 8,793,000	07/05/2022	(45,026)
HSBC Bank USA	USD 148,491,181	SEK 1,521,648,531	07/05/2022	—
HSBC Bank USA	CHF 457,139,571	USD 477,737,211	07/05/2022	232,045
HSBC Bank USA	JPY 63,666,189,305	USD 495,520,353	07/05/2022	26,886,962
HSBC Bank USA	JPY 59,637,983,305	USD 439,688,163	08/02/2022	(26,056)
HSBC Bank USA	SEK 1,521,648,531	USD 148,626,792	08/02/2022	(7,978)
JP Morgan Chase Bank, N.A.	USD 1,055,972	AUD 1,466,000	07/05/2022	(47,877)
JP Morgan Chase Bank, N.A.	USD 3,233,088	AUD 4,654,000	07/05/2022	(32,765)
JP Morgan Chase Bank, N.A.	USD 330,576,082	AUD 480,733,050	07/05/2022	38
JP Morgan Chase Bank, N.A.	USD 1,312,026	CHF 1,270,000	07/05/2022	14,553
JP Morgan Chase Bank, N.A.	USD 2,077,486	CHF 1,986,000	07/05/2022	(3,009)
JP Morgan Chase Bank, N.A.	USD 110,154,086	DKK 783,564,566	07/05/2022	—
JP Morgan Chase Bank, N.A.	USD 4,091,962	EUR 3,821,000	07/05/2022	(97,298)
JP Morgan Chase Bank, N.A.	USD 5,072,531	EUR 4,737,000	07/05/2022	(120,235)
JP Morgan Chase Bank, N.A.	USD 3,246,793	EUR 3,089,000	07/05/2022	(17,398)
JP Morgan Chase Bank, N.A.	USD 6,296,721	EUR 5,975,000	07/05/2022	(50,158)
JP Morgan Chase Bank, N.A.	USD 2,018,662	GBP 1,610,000	07/05/2022	(63,398)
JP Morgan Chase Bank, N.A.	USD 3,072,754	GBP 2,518,000	07/05/2022	(14,769)
JP Morgan Chase Bank, N.A.	USD 120,756,094	HKD 947,567,035	07/05/2022	—
JP Morgan Chase Bank, N.A.	USD 20,009,472	ILS 70,076,174	07/05/2022	—
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD 2,768,080	JPY 363,780,000	07/05/2022	$ (90,372)
JP Morgan Chase Bank, N.A.	USD 3,405,793	JPY 451,017,000	07/05/2022	(85,952)
JP Morgan Chase Bank, N.A.	USD 2,183,835	JPY 294,128,000	07/05/2022	(18,820)
JP Morgan Chase Bank, N.A.	USD 4,177,316	JPY 568,870,000	07/05/2022	10,017
JP Morgan Chase Bank, N.A.	USD 32,933,072	NOK 325,370,520	07/05/2022	—
JP Morgan Chase Bank, N.A.	USD 7,032,975	NZD 11,311,581	07/05/2022	2
JP Morgan Chase Bank, N.A.	USD 474,370	SEK 4,639,000	07/05/2022	(21,670)
JP Morgan Chase Bank, N.A.	USD 587,375	SEK 5,752,000	07/05/2022	(26,062)
JP Morgan Chase Bank, N.A.	USD 1,455,438	SEK 14,728,000	07/05/2022	(18,195)
JP Morgan Chase Bank, N.A.	USD 51,490,479	SGD 71,659,299	07/05/2022	—
JP Morgan Chase Bank, N.A.	ILS 1,975,000	USD 593,842	07/05/2022	29,902
JP Morgan Chase Bank, N.A.	USD 19,491,880	CHF 18,628,000	08/02/2022	(428)
JP Morgan Chase Bank, N.A.	USD 10,568,994	SEK 108,193,000	08/02/2022	(692)
JP Morgan Chase Bank, N.A.	NOK 13,608,000	USD 1,377,893	08/02/2022	(180)
JP Morgan Chase Bank, N.A.	DKK 783,564,566	USD 110,351,881	08/02/2022	(8,704)
JP Morgan Chase Bank, N.A.	NOK 325,370,520	USD 32,947,746	08/02/2022	(2,301)
JP Morgan Chase Bank, N.A.	HKD 947,567,035	USD 120,863,142	08/02/2022	4,447
JP Morgan Chase Bank, N.A.	NZD 11,311,581	USD 7,031,212	08/02/2022	(229)
JP Morgan Chase Bank, N.A.	SGD 71,659,299	USD 51,490,664	08/02/2022	(902)
JP Morgan Chase Bank, N.A.	ILS 70,076,174	USD 20,035,789	08/02/2022	(2,911)
JP Morgan Chase Bank, N.A.	AUD 480,733,050	USD 330,626,559	08/02/2022	(18,365)
Morgan Stanley Bank, N.A.	USD 7,777,297	EUR 7,241,000	07/05/2022	(207,194)
Morgan Stanley Bank, N.A.	USD 4,490,292	JPY 586,788,000	07/05/2022	(171,069)
Royal Bank of Canada	USD 28,514,064	CHF 27,282,000	07/05/2022	(16,649)
Royal Bank of Scotland PLC	USD 575,363	HKD 4,515,000	07/05/2022	20
Royal Bank of Scotland PLC	JPY 267,295,000	USD 1,994,066	07/05/2022	26,564
Societe Generale	USD 6,282,497	GBP 5,111,000	07/05/2022	(75,443)
Standard Chartered Bank	USD 2,015,097	AUD 2,778,000	07/05/2022	(104,805)
Standard Chartered Bank	USD 1,706,410	AUD 2,364,000	07/05/2022	(80,805)
Standard Chartered Bank	USD 1,585,532	AUD 2,292,000	07/05/2022	(9,438)
Standard Chartered Bank	EUR 2,807,000	USD 2,934,459	07/05/2022	(119)
UBS AG	USD 2,512,248	CHF 2,407,000	07/05/2022	1,984
UBS AG	USD 2,130,295	CHF 2,048,000	07/05/2022	8,943
UBS AG	USD 552,108	DKK 3,827,000	07/05/2022	(14,105)
UBS AG	USD 1,068,329	DKK 7,532,000	07/05/2022	(9,475)
UBS AG	USD 525,591	DKK 3,710,000	07/05/2022	(4,037)
UBS AG	USD 3,828,761	GBP 3,051,000	07/05/2022	(123,474)
UBS AG	USD 697,862	HKD 5,471,000	07/05/2022	(649)
UBS AG	USD 1,167,918	HKD 9,165,000	07/05/2022	52
UBS AG	USD 489,083	SGD 678,000	07/05/2022	(1,909)
Westpac Banking Corp.	USD 10,227,410	AUD 14,250,000	07/05/2022	(428,397)
Westpac Banking Corp.	USD 654,912,908	EUR 626,441,157	07/05/2022	(70)
Westpac Banking Corp.	USD 320,602,381	GBP 263,989,774	07/05/2022	3
Westpac Banking Corp.	USD 32,805,504	JPY 4,214,943,000	07/05/2022	(1,780,198)
Westpac Banking Corp.	USD 1,232,970	NZD 1,895,000	07/05/2022	(54,754)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	USD 3,178,646	SGD 4,358,000	07/05/2022	$ (47,224)
Westpac Banking Corp.	EUR 655,728,657	USD 703,623,078	07/05/2022	18,091,627
Westpac Banking Corp.	GBP 278,351,774	USD 350,854,617	07/05/2022	12,810,302
Westpac Banking Corp.	EUR 626,441,157	USD 656,095,002	08/02/2022	(27,778)
Westpac Banking Corp.	GBP 263,989,774	USD 320,744,935	08/02/2022	(11,677)
Total				$139,593,807

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the period June 30, 2022, average notional value related to forward foreign currency exchange contracts was $13,579,010,049.
At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	2,695	09/16/2022	$249,183,924	$250,176,850	$992,926

During the period ended June 30, 2022, average notional value related to futures contracts was $194,909,761.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,722,359,035	$ —	$—	$3,722,359,035
Short-Term Investment	104,372,355	—	—	104,372,355
TOTAL INVESTMENTS	$3,826,731,390	$ —	$—	$3,826,731,390
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	145,897,507	—	145,897,507
Futures Contracts	992,926	—	—	992,926
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 992,926	$145,897,507	$—	$ 146,890,433
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	(6,303,700)	—	(6,303,700)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (6,303,700)	$—	$ (6,303,700)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	180,990,689	$181,008,788	$425,694,097	$502,268,013	$(61,612)	$(905)	104,382,793	$104,372,355	$283,170
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,722,359,035
Investment in affiliated issuers, at value	104,372,355
Total Investments	3,826,731,390
Foreign currency, at value	172
Net cash at broker	6,418,846
Receivable from broker — accumulated variation margin on futures contracts	999,429
Receivable for fund shares sold	5,772,933
Unrealized appreciation on forward foreign currency exchange contracts	145,897,507
Dividends receivable — affiliated issuers	107,725
Receivable from Adviser	206,872
Receivable for foreign taxes recoverable	117,931
Prepaid expenses and other assets	373,785
TOTAL ASSETS	3,986,626,590
LIABILITIES
Payable for fund shares repurchased	9,603,907
Unrealized depreciation on forward foreign currency exchange contracts	6,303,700
Advisory fee payable	475,726
Custodian fees payable	73,771
Administration fees payable	169,913
Trustees’ fees and expenses payable	4
Transfer agent fees payable	10,381
Registration and filing fees payable	1,781
Professional fees payable	27,052
Printing and postage fees payable	37,821
Accrued expenses and other liabilities	278,859
TOTAL LIABILITIES	16,982,915
NET ASSETS	$3,969,643,675
NET ASSETS CONSIST OF:
Paid-in Capital	$3,462,822,143
Total distributable earnings (loss)	506,821,532
NET ASSETS	$3,969,643,675
Class K
Net Assets	$3,969,643,675
Shares Outstanding	36,497,084
Net asset value, offering and redemption price per share	$ 108.77
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$3,571,685,354
Investment in affiliated issuers	104,379,362
Total cost of investments	$3,676,064,716
Foreign currency, at cost	$ 181
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$ 94,388,264
Dividend income — affiliated issuers	283,170
Securities Lending income allocated from affiliated Portfolio	1,326,897
Expenses allocated from affiliated Portfolio	(2,889,854)
Foreign taxes withheld allocated from affiliated Portfolio	(13,926,986)
TOTAL INVESTMENT INCOME (LOSS)	79,181,491
EXPENSES
Advisory fee	3,020,665
Administration fees	1,078,809
Custodian fees	81,542
Trustees’ fees and expenses	10,520
Transfer agent fees	17,562
Registration and filing fees	62,714
Professional fees and expenses	23,108
Printing and postage fees	12,207
Insurance expense	7,051
Miscellaneous expenses	362,489
TOTAL EXPENSES	4,676,667
Expenses waived/reimbursed by the Adviser	(3,261,260)
NET EXPENSES	1,415,407
NET INVESTMENT INCOME (LOSS)	$ 77,766,084
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(41,070,309)
Foreign currency transactions allocated from affiliated Portfolio	(2,006,138)
Futures contracts allocated from affiliated Portfolio	(9,736,024)
Investments - affiliated issuers	(61,612)
Forward foreign currency exchange contracts	280,695,451
Futures contracts	(35,997,180)
Net realized gain (loss)	191,824,188
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(910,566,802)
Foreign currency transactions allocated from affiliated Portfolio	(1,196,501)
Future contracts allocated from affiliated Portfolio	(460,741)
Investments - affiliated issuers	(905)
Forward foreign currency exchange contracts	169,459,277
Foreign currency translations	(10,534)
Futures contracts	(1,462,865)
Net change in unrealized appreciation/depreciation	(744,239,071)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(552,414,883)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(474,648,799)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 77,766,084	$ 103,986,141
Net realized gain (loss)	191,824,188	274,865,966
Net change in unrealized appreciation/depreciation	(744,239,071)	337,915,056
Net increase (decrease) in net assets resulting from operations	(474,648,799)	716,767,163
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(129,203,406)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	480,295,111	935,468,417
Reinvestment of distributions	—	128,063,509
Cost of shares redeemed	(548,064,500)	(823,242,926)
Net increase (decrease) in net assets from beneficial interest transactions	(67,769,389)	240,289,000
Net increase (decrease) in net assets during the period	(542,418,188)	827,852,757
Net assets at beginning of period	4,512,061,863	3,684,209,106
NET ASSETS AT END OF PERIOD	$3,969,643,675	$4,512,061,863
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	4,186,839	8,028,100
Reinvestment of distributions	—	1,048,670
Shares redeemed	(4,810,273)	(7,093,667)
Net increase (decrease) from share transactions	(623,434)	1,983,103
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)
Net asset value, beginning of period	$ 121.55	$ 104.85	$ 104.30	$ 87.90	$ 104.00	$ 91.80
Income (loss) from investment operations:
Net investment income (loss) (b)	2.06	2.93	2.15	3.10	2.90	2.70
Net realized and unrealized gain (loss)	(14.84)	17.33	0.53	18.60	(12.60)	12.70
Total from investment operations	(12.78)	20.26	2.68	21.70	(9.70)	15.40
Distributions to shareholders from:
Net investment income	—	(3.56)	(2.13)	(3.20)	(5.00)	—
Net realized gains	—	—	—	(2.10)	(1.40)	(3.20)
Total distributions	—	(3.56)	(2.13)	(5.30)	(6.40)	(3.20)
Net asset value, end of period	$ 108.77	$ 121.55	$ 104.85	$ 104.30	$ 87.90	$ 104.00
Total return (c)	(10.56)%	19.31%	2.45%	24.82%	(9.25)%	16.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,969,644	$4,512,062	$3,684,209	$3,772,743	$2,922,844	$2,894,400
Ratios to Average Net Assets:
Total expenses	0.35%(d)	0.35%	0.36%	0.36%	0.36%	0.35%
Net expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.60%(d)	2.50%	2.23%	3.08%	2.85%	2.69%
Portfolio turnover rate (e)	3%(f)	7%	8%	3%	14%	4%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of thirty-two (32) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2022, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
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(“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2022, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
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June 30, 2022 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$145,897,507	$—	$ —	$—	$145,897,507
Futures Contracts	—	—	—	999,429	—	999,429
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$6,303,700	$—	$—	$—	$6,303,700
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$280,695,451	$—	$ —	$—	$280,695,451
Futures Contracts	—	—	—	(35,997,180)	—	(35,997,180)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$169,459,277	$—	$ —	$—	$169,459,277
Futures Contracts	—	—	—	(1,462,865)	—	(1,462,865)
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of Montreal	$ 30,930,264	$(1,202,738)	$—	$ 29,727,526
Barclays Capital PLC	12,007	(12,007)	—	—
BNP Paribas S.A.	22,733,379	(208,053)	—	22,525,326
Citibank N.A.	34,104,396	(111,265)	—	33,993,131
HSBC Bank USA	27,119,007	(225,927)	—	26,893,080
JP Morgan Chase Bank, N.A.	58,959	(58,959)	—	—
Royal Bank of Scotland PLC	26,584	—	—	26,584
UBS AG	10,979	(10,979)	—	—
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Westpac Banking Corp.	$ 30,901,932	(2,350,097)	$—	$ 28,551,835
	$145,897,507	$(4,180,025)	$—	$141,717,482
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America, N.A.	$ (171,657)	$ —	$—	$ (171,657)
Bank of Montreal	(1,202,738)	1,202,738	—	—
Barclays Capital PLC	(410,222)	12,007	—	(398,215)
BNP Paribas S.A.	(208,053)	208,053	—	—
Citibank N.A.	(111,265)	111,265	—	—
Goldman Sachs Capital Markets L.P.	(61,881)	—	—	(61,881)
HSBC Bank USA	(225,927)	225,927	—	—
JP Morgan Chase Bank, N.A.	(742,688)	58,959	—	(683,729)
Morgan Stanley Bank, N.A.	(378,263)	—	—	(378,263)
Royal Bank of Canada	(16,649)	—	—	(16,649)
Societe Generale	(75,443)	—	—	(75,443)
Standard Chartered Bank	(195,168)	—	—	(195,168)
UBS AG	(153,649)	10,979	—	(142,670)
Westpac Banking Corp.	(2,350,097)	2,350,097	—	—
	$(6,303,700)	$4,180,025	$—	$(2,123,675)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2023 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended June 30, 2022, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
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June 30, 2022 (Unaudited)

Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,749,277,941	$150,666,674	$67,373,508	$218,040,182
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7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in
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June 30, 2022 (Unaudited)

response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$894.40	$0.94	$1,023.80	$1.00
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
_______________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five- year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Fund and transfer agent and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of such Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Advisers possess the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2022

Description	Market Value	% of Net Assets
Nestle SA	87,383,697	2.3%
Roche Holding AG	62,309,159	1.7
AstraZeneca PLC	54,153,064	1.5
Shell PLC	52,538,533	1.4
ASML Holding NV	51,880,658	1.4
TOTAL	308,265,111	8.3%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 8.4%
Ampol, Ltd.	61,856	$ 1,455,983
APA Group Stapled Security	301,906	2,339,716
Aristocrat Leisure, Ltd.	162,110	3,832,509
ASX, Ltd.	51,483	2,892,721
Aurizon Holdings, Ltd.	511,873	1,337,560
Australia & New Zealand Banking Group, Ltd.	741,326	11,230,297
BHP Group, Ltd.	1,354,719	38,427,371
BlueScope Steel, Ltd.	137,029	1,498,225
Brambles, Ltd.	378,180	2,785,194
Cochlear, Ltd.	18,225	2,490,192
Coles Group, Ltd.	362,405	4,438,391
Commonwealth Bank of Australia	456,183	28,351,689
Computershare, Ltd.	147,817	2,504,567
CSL, Ltd.	128,668	23,806,041
Dexus REIT (a)	298,064	1,820,078
Domino's Pizza Enterprises, Ltd.	15,336	717,115
Endeavour Group, Ltd.	374,146	1,947,621
Evolution Mining, Ltd.	510,256	835,089
Fortescue Metals Group, Ltd.	445,490	5,370,162
Glencore PLC (b)	2,635,217	14,244,710
Goodman Group REIT (a)	440,415	5,402,869
GPT Group REIT	536,059	1,555,581
IDP Education, Ltd.	55,969	916,762
Insurance Australia Group, Ltd.	674,518	2,022,309
LendLease Corp., Ltd. Stapled Security	174,907	1,095,704
Lottery Corp., Ltd. (b)	614,471	1,909,885
Macquarie Group, Ltd.	94,562	10,697,356
Medibank Pvt, Ltd.	749,826	1,675,758
Mineral Resources, Ltd. (b)	47,202	1,566,770
Mirvac Group REIT (a)	1,077,242	1,463,012
National Australia Bank, Ltd.	862,012	16,235,768
Newcrest Mining, Ltd.	232,271	3,336,575
Northern Star Resources, Ltd.	308,841	1,452,642
Orica, Ltd.	114,691	1,243,737
Origin Energy, Ltd.	465,050	1,832,406
Qantas Airways, Ltd. (b)	265,173	815,088
QBE Insurance Group, Ltd.	399,556	3,338,270
Ramsay Health Care, Ltd.	46,661	2,350,011
REA Group, Ltd.	13,455	1,034,688
Reece, Ltd.	51,080	484,025
Rio Tinto PLC	299,775	17,899,096
Rio Tinto, Ltd.	99,555	7,030,740
Santos, Ltd.	862,429	4,400,426
Scentre Group REIT	1,326,378	2,362,297
SEEK, Ltd.	86,780	1,253,160
Sonic Healthcare, Ltd.	116,900	2,653,552
South32, Ltd.	1,201,611	3,255,574
Stockland REIT (a)	629,374	1,562,369
Security Description	Shares	Value
Suncorp Group, Ltd.	341,848	$ 2,581,088
Telstra Corp., Ltd.	1,056,929	2,798,170
Transurban Group Stapled Security	825,475	8,162,634
Treasury Wine Estates, Ltd.	200,081	1,561,598
Vicinity Centres REIT	995,722	1,256,440
Washington H Soul Pattinson & Co., Ltd.	55,640	900,660
Wesfarmers, Ltd.	300,691	8,665,739
Westpac Banking Corp.	926,653	12,425,654
WiseTech Global, Ltd.	41,375	1,076,890
Woodside Energy Group, Ltd.	497,945	10,902,395
Woolworths Group, Ltd.	320,578	7,847,859
		311,350,788
AUSTRIA — 0.2%
Erste Group Bank AG	93,189	2,357,671
Mondi PLC	134,360	2,374,175
OMV AG	38,513	1,802,190
Verbund AG	17,574	1,715,095
Voestalpine AG	32,796	695,332
		8,944,463
BELGIUM — 0.9%
Ageas SA/NV	41,114	1,804,411
Anheuser-Busch InBev SA/NV	230,967	12,401,613
D'ieteren Group	7,260	1,059,559
Elia Group SA (a)	9,252	1,307,722
Groupe Bruxelles Lambert SA	26,345	2,194,577
KBC Group NV	66,184	3,704,543
Proximus SADP	40,640	597,581
Sofina SA (a)	4,401	897,200
Solvay SA	19,433	1,570,851
UCB SA	34,024	2,868,396
Umicore SA	58,801	2,048,297
Warehouses De Pauw CVA REIT	42,698	1,339,158
		31,793,908
BRAZIL — 0.1%
Yara International ASA	45,629	1,900,949
CHILE — 0.0% (c)
Antofagasta PLC	104,372	1,464,015
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	965,500	3,814,284
Budweiser Brewing Co. APAC, Ltd. (d)	479,400	1,435,704
Chow Tai Fook Jewellery Group, Ltd.	530,400	997,675
ESR Group, Ltd. (b)(d)	494,200	1,335,174
Futu Holdings, Ltd. ADR (a)(b)	13,800	720,498
Prosus NV (b)	223,135	14,575,113

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SITC International Holdings Co., Ltd.	374,000	$ 1,058,093
Wilmar International, Ltd.	491,200	1,425,916
Xinyi Glass Holdings, Ltd.	457,000	1,096,062
		26,458,519
DENMARK — 2.7%
AP Moller - Maersk A/S Class A	814	1,870,975
AP Moller - Maersk A/S Class B	1,415	3,293,150
Carlsberg AS Class B	27,252	3,463,320
Chr. Hansen Holding A/S	26,727	1,941,022
Coloplast A/S Class B	33,011	3,751,551
Danske Bank A/S (b)	188,507	2,657,995
Demant A/S (b)	28,859	1,080,384
DSV A/S	50,761	7,073,222
Genmab A/S (b)	17,465	5,639,692
GN Store Nord A/S	38,828	1,357,521
Novo Nordisk A/S Class B	450,897	49,898,588
Novozymes A/S Class B	56,356	3,375,014
Orsted A/S (d)	50,572	5,274,500
Pandora A/S (a)	26,143	1,640,978
ROCKWOOL A/S Class B	2,413	541,906
Tryg A/S	94,454	2,115,915
Vestas Wind Systems A/S	266,558	5,617,191
		100,592,924
FINLAND — 1.2%
Elisa Oyj	37,876	2,123,216
Fortum Oyj	125,299	1,875,176
Kesko Oyj Class B	71,347	1,679,014
Kone Oyj Class B	92,538	4,388,301
Neste Oyj	114,740	5,066,896
Nokia Oyj	1,452,045	6,739,340
Nordea Bank Abp	876,529	7,698,305
Orion Oyj Class B	25,798	1,148,944
Sampo Oyj Class A	135,988	5,902,842
Stora Enso Oyj Class R	143,613	2,246,848
UPM-Kymmene Oyj	145,414	4,410,189
Wartsila OYJ Abp	115,743	899,056
		44,178,127
FRANCE — 10.1%
Accor SA (b)	48,963	1,322,195
Adevinta ASA (b)	87,235	628,232
Aeroports de Paris (b)	8,248	1,042,074
Air Liquide SA	139,522	18,688,001
Airbus SE	156,285	15,105,233
Alstom SA	80,913	1,826,309
Amundi SA (d)	16,665	909,450
Arkema SA	16,900	1,500,375
AXA SA	522,056	11,821,668
BioMerieux	10,678	1,040,421
BNP Paribas SA	294,431	13,963,930
Bollore SE	253,250	1,170,240
Bouygues SA	62,690	1,924,233
Security Description	Shares	Value
Bureau Veritas SA	79,499	$ 2,032,094
Capgemini SE	43,342	7,406,228
Carrefour SA	171,382	3,025,307
Cie de Saint-Gobain	135,158	5,785,566
Cie Generale des Etablissements Michelin SCA	178,309	4,842,081
Covivio REIT	11,144	616,894
Credit Agricole SA	332,485	3,034,864
Danone SA	173,303	9,649,626
Dassault Aviation SA	7,368	1,146,958
Dassault Systemes SE	178,982	6,570,603
Edenred	68,758	3,232,581
Eiffage SA	22,258	1,998,395
Electricite de France SA	149,093	1,216,716
Engie SA	481,054	5,514,997
EssilorLuxottica SA	76,429	11,418,094
Eurazeo SE	13,360	825,462
Gecina SA REIT	11,144	1,036,894
Getlink SE	118,556	2,085,984
Hermes International	8,395	9,364,581
Ipsen SA	9,549	898,969
Kering SA	20,174	10,336,653
Klepierre SA REIT (b)	54,087	1,038,171
La Francaise des Jeux SAEM (d)	25,673	886,251
Legrand SA	69,946	5,152,390
L'Oreal SA	64,329	22,146,329
LVMH Moet Hennessy Louis Vuitton SE	74,315	45,193,790
Orange SA	540,520	6,340,271
Pernod Ricard SA	56,301	10,318,136
Publicis Groupe SA	61,582	3,004,013
Remy Cointreau SA	5,726	997,907
Renault SA (b)	51,113	1,271,244
Safran SA	90,631	8,926,413
Sanofi	304,085	30,627,028
Sartorius Stedim Biotech	7,160	2,240,387
SEB SA	5,528	529,090
Societe Generale SA	212,096	4,632,060
Sodexo SA	23,426	1,642,347
Teleperformance	15,327	4,699,725
Thales SA	27,732	3,393,562
TotalEnergies SE	663,294	34,928,605
Ubisoft Entertainment SA (b)	25,676	1,124,721
Unibail-Rodamco-Westfield REIT (b)	33,219	1,689,556
Valeo	49,472	952,950
Veolia Environnement SA	173,966	4,235,816
Vinci SA	141,278	12,548,513
Vivendi SE	183,387	1,858,936
Wendel SE	6,806	567,448
Worldline SA (b)(d)	64,321	2,379,106
		376,306,673
GERMANY — 7.5%
adidas AG	45,769	8,075,030

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Allianz SE	109,054	$ 20,763,591
Aroundtown SA	278,494	883,063
BASF SE	247,495	10,744,329
Bayer AG	260,501	15,447,167
Bayerische Motoren Werke AG	89,518	6,874,870
Bayerische Motoren Werke AG Preference Shares	13,890	981,640
Bechtle AG	22,797	929,730
Beiersdorf AG	26,680	2,718,971
Brenntag SE	41,451	2,691,100
Carl Zeiss Meditec AG	10,056	1,197,436
Commerzbank AG (b)	299,105	2,090,707
Continental AG	28,081	1,952,259
Covestro AG (d)	50,644	1,746,151
Daimler Truck Holding AG (b)	116,774	3,041,047
Deutsche Bank AG	543,901	4,729,791
Deutsche Boerse AG	50,315	8,395,249
Deutsche Lufthansa AG (a)(b)	175,376	1,020,142
Deutsche Post AG	263,057	9,828,961
Deutsche Telekom AG	859,874	17,031,605
E.ON SE	609,426	5,102,092
Evonik Industries AG	55,830	1,188,362
Fresenius Medical Care AG & Co. KGaA	56,469	2,811,861
Fresenius SE & Co. KGaA	108,107	3,266,291
GEA Group AG	39,849	1,370,202
Hannover Rueck SE	16,873	2,443,123
HeidelbergCement AG	39,482	1,892,113
HelloFresh SE (b)	46,759	1,508,077
Henkel AG & Co. KGaA Preference Shares	47,465	2,916,798
Henkel AG & Co. KGaA	29,589	1,806,535
Infineon Technologies AG	346,189	8,356,808
KION Group AG	20,160	834,409
Knorr-Bremse AG	19,335	1,100,034
LEG Immobilien SE	20,142	1,666,066
Mercedes-Benz Group AG	212,451	12,264,742
Merck KGaA	33,872	5,701,248
MTU Aero Engines AG	14,100	2,560,484
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,736	8,844,936
Nemetschek SE	16,502	996,476
Porsche Automobil Holding SE Preference Shares	41,045	2,708,510
Puma SE	28,826	1,893,755
Rational AG	1,487	862,017
Rheinmetall AG	11,224	2,585,029
RWE AG	173,031	6,345,805
SAP SE	279,072	25,362,331
Sartorius AG Preference Shares	6,306	2,197,975
Scout24 SE (d)	22,039	1,128,762
Siemens AG	204,290	20,735,993
Siemens Energy AG (b)	122,965	1,797,824
Security Description	Shares	Value
Siemens Healthineers AG (d)	73,055	$ 3,703,440
Symrise AG	34,599	3,756,412
Telefonica Deutschland Holding AG	255,715	732,504
Uniper SE	25,395	376,202
United Internet AG	22,147	630,472
Volkswagen AG	8,417	1,530,242
Volkswagen AG Preference Shares	49,092	6,539,605
Vonovia SE	184,280	5,664,072
Zalando SE (b)(d)	58,899	1,536,936
		277,861,382
HONG KONG — 3.0%
AIA Group, Ltd.	3,236,000	35,073,729
CK Asset Holdings, Ltd.	548,399	3,878,723
CK Infrastructure Holdings, Ltd.	150,500	922,530
CLP Holdings, Ltd.	425,000	3,525,892
Hang Lung Properties, Ltd.	527,000	999,339
Hang Seng Bank, Ltd.	207,400	3,660,645
Henderson Land Development Co., Ltd.	357,436	1,339,198
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	796,490	730,823
HKT Trust & HKT, Ltd. Stapled Security	1,085,000	1,457,369
Hong Kong & China Gas Co., Ltd.	2,943,995	3,170,245
Hong Kong Exchanges & Clearing, Ltd.	320,830	15,781,976
Hongkong Land Holdings, Ltd.	306,400	1,538,128
Jardine Matheson Holdings, Ltd.	59,300	3,116,808
Link REIT	549,810	4,484,270
MTR Corp., Ltd.	428,101	2,236,811
New World Development Co., Ltd.	384,269	1,378,519
Power Assets Holdings, Ltd.	382,000	2,402,424
Prudential PLC	724,187	8,935,607
Sino Land Co., Ltd.	878,030	1,295,738
Sun Hung Kai Properties, Ltd.	379,500	4,483,226
Swire Pacific, Ltd. Class A	150,500	896,638
Swire Properties, Ltd.	294,600	731,343
Techtronic Industries Co., Ltd.	368,500	3,843,751
WH Group, Ltd. (d)	2,283,266	1,763,308
Wharf Real Estate Investment Co., Ltd.	464,000	2,211,509
		109,858,549
IRELAND — 0.6%
AerCap Holdings NV (b)	36,300	1,486,122
CRH PLC (a)	205,524	7,090,546
Flutter Entertainment PLC (b)	44,324	4,470,741

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kerry Group PLC Class A	43,279	$ 4,132,772
Kingspan Group PLC (a)	41,165	2,470,263
Smurfit Kappa Group PLC	65,329	2,191,006
		21,841,450
ISRAEL — 0.7%
Azrieli Group, Ltd.	11,856	827,379
Bank Hapoalim BM	354,438	2,951,162
Bank Leumi Le-Israel BM	393,458	3,488,392
Check Point Software Technologies, Ltd. (b)	26,810	3,264,922
Elbit Systems, Ltd.	7,497	1,706,554
ICL Group, Ltd.	187,913	1,700,373
Israel Discount Bank, Ltd. Class A	345,396	1,791,012
Kornit Digital, Ltd. (a)(b)	12,100	383,570
Mizrahi Tefahot Bank, Ltd. (b)	40,070	1,321,498
Nice, Ltd. (b)	16,737	3,204,363
Teva Pharmaceutical Industries, Ltd. ADR (b)	219,628	1,651,603
Teva Pharmaceutical Industries, Ltd. (b)	71,135	542,325
Tower Semiconductor, Ltd. (b)	31,385	1,458,058
Wix.com, Ltd. (b)	15,000	983,250
ZIM Integrated Shipping Services, Ltd. (a)	24,000	1,133,520
		26,407,981
ITALY — 1.9%
Amplifon SpA (a)	34,439	1,053,124
Assicurazioni Generali SpA	290,358	4,621,621
Atlantia SpA	128,287	3,001,553
Coca-Cola HBC AG	49,004	1,084,325
Davide Campari-Milano NV	147,511	1,547,551
DiaSorin SpA	7,305	956,154
Enel SpA	2,163,630	11,807,466
Eni SpA	683,790	8,098,027
Ferrari NV	33,682	6,169,290
FinecoBank Banca Fineco SpA	160,718	1,918,818
Infrastrutture Wireless Italiane SpA (d)	98,322	995,425
Intesa Sanpaolo SpA (a)	4,434,136	8,251,487
Mediobanca Banca di Credito Finanziario SpA	152,764	1,318,861
Moncler SpA	54,037	2,312,258
Nexi SpA (b)(d)	142,489	1,177,420
Poste Italiane SpA (d)	139,341	1,298,247
Prysmian SpA	68,096	1,865,915
Recordati Industria Chimica e Farmaceutica SpA	31,198	1,353,888
Snam SpA	558,500	2,918,835
Telecom Italia SpA (a)(b)	2,694,816	703,479
Terna - Rete Elettrica Nazionale (a)	391,082	3,061,519
Security Description	Shares	Value
UniCredit SpA	557,441	$ 5,282,870
		70,798,133
JAPAN — 21.7%
Advantest Corp.	49,900	2,666,623
Aeon Co., Ltd.	180,400	3,125,844
AGC, Inc.	49,900	1,752,037
Aisin Corp.	37,200	1,150,050
Ajinomoto Co., Inc.	126,400	3,070,332
ANA Holdings, Inc. (b)	39,200	721,213
Asahi Group Holdings, Ltd. (a)	124,700	4,080,023
Asahi Intecc Co., Ltd.	63,100	951,226
Asahi Kasei Corp.	338,500	2,581,326
Astellas Pharma, Inc.	500,900	7,798,046
Azbil Corp.	34,900	915,818
Bandai Namco Holdings, Inc.	51,800	3,652,366
Bridgestone Corp. (a)	149,600	5,450,812
Brother Industries, Ltd.	66,100	1,160,417
Canon, Inc. (a)	263,800	5,990,379
Capcom Co., Ltd.	50,100	1,215,115
Central Japan Railway Co.	39,300	4,528,663
Chiba Bank, Ltd.	135,500	739,064
Chubu Electric Power Co., Inc.	177,400	1,783,728
Chugai Pharmaceutical Co., Ltd.	179,800	4,592,440
Concordia Financial Group, Ltd.	300,800	1,040,639
CyberAgent, Inc.	124,800	1,241,064
Dai Nippon Printing Co., Ltd.	59,100	1,272,876
Daifuku Co., Ltd.	28,900	1,650,760
Dai-ichi Life Holdings, Inc.	274,600	5,073,394
Daiichi Sankyo Co., Ltd.	465,500	11,776,699
Daikin Industries, Ltd.	67,100	10,742,520
Daito Trust Construction Co., Ltd.	17,300	1,491,171
Daiwa House Industry Co., Ltd.	155,300	3,614,579
Daiwa House REIT Investment Corp.	557	1,260,738
Daiwa Securities Group, Inc.	338,200	1,508,588
Denso Corp.	116,900	6,202,313
Dentsu Group, Inc. (a)	59,100	1,772,717
Disco Corp.	8,100	1,919,841
East Japan Railway Co.	81,700	4,172,350
Eisai Co., Ltd.	64,600	2,722,277
ENEOS Holdings, Inc.	817,100	3,089,649
FANUC Corp.	50,800	7,942,233
Fast Retailing Co., Ltd.	15,400	8,057,355
Fuji Electric Co., Ltd.	35,300	1,460,278
FUJIFILM Holdings Corp.	95,900	5,137,538
Fujitsu, Ltd.	53,200	6,643,392
GLP J-REIT (b)	1,127	1,374,582
GMO Payment Gateway, Inc.	12,100	850,576
Hakuhodo DY Holdings, Inc.	55,500	508,612
Hamamatsu Photonics KK	36,200	1,404,247

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hankyu Hanshin Holdings, Inc.	61,900	$ 1,685,842
Hikari Tsushin, Inc.	4,400	450,510
Hirose Electric Co., Ltd.	8,710	1,154,666
Hitachi Construction Machinery Co., Ltd.	33,800	747,628
Hitachi Metals, Ltd. (b)	53,700	811,498
Hitachi, Ltd.	261,000	12,368,466
Honda Motor Co., Ltd.	439,900	10,662,771
Hoshizaki Corp.	27,800	827,728
Hoya Corp.	97,500	8,314,287
Hulic Co., Ltd.	105,600	816,164
Ibiden Co., Ltd.	32,900	926,300
Idemitsu Kosan Co., Ltd.	56,340	1,356,091
Iida Group Holdings Co., Ltd.	35,900	552,023
Inpex Corp. (a)	277,900	3,006,978
Isuzu Motors, Ltd.	156,000	1,723,573
Ito En, Ltd.	15,800	707,107
ITOCHU Corp.	313,200	8,453,899
Itochu Techno-Solutions Corp.	22,200	543,337
Japan Airlines Co., Ltd. (b)	39,300	687,038
Japan Exchange Group, Inc.	131,700	1,898,116
Japan Metropolitan Fund Invest REIT	1,939	1,508,611
Japan Post Bank Co., Ltd.	119,300	926,440
Japan Post Holdings Co., Ltd.	656,200	4,680,898
Japan Post Insurance Co., Ltd.	55,900	893,297
Japan Real Estate Investment Corp. REIT	326	1,497,361
Japan Tobacco, Inc.	325,000	5,612,234
JFE Holdings, Inc.	133,900	1,409,422
JSR Corp.	44,100	1,142,630
Kajima Corp.	114,800	1,315,694
Kakaku.com, Inc.	33,100	545,271
Kansai Electric Power Co., Inc.	184,700	1,827,219
Kao Corp.	129,400	5,212,004
KDDI Corp.	429,500	13,559,497
Keio Corp.	27,500	982,757
Keisei Electric Railway Co., Ltd.	34,100	938,751
Keyence Corp.	51,900	17,718,317
Kikkoman Corp.	39,000	2,066,910
Kintetsu Group Holdings Co., Ltd.	47,000	1,461,669
Kirin Holdings Co., Ltd. (a)	213,800	3,363,862
Kobayashi Pharmaceutical Co., Ltd.	14,100	867,660
Kobe Bussan Co., Ltd.	36,800	900,666
Koei Tecmo Holdings Co., Ltd.	13,520	435,888
Koito Manufacturing Co., Ltd.	26,200	830,231
Komatsu, Ltd.	243,200	5,384,753
Konami Holdings Corp.	26,400	1,459,380
Security Description	Shares	Value
Kose Corp. (a)	8,100	$ 735,740
Kubota Corp. (a)	279,300	4,167,245
Kurita Water Industries, Ltd.	29,800	1,077,016
Kyocera Corp.	85,900	4,587,909
Kyowa Kirin Co., Ltd.	73,100	1,641,125
Lasertec Corp. (a)	20,300	2,413,198
Lixil Corp.	77,600	1,450,841
M3, Inc.	113,900	3,268,059
Makita Corp.	63,800	1,588,249
Marubeni Corp.	408,000	3,675,919
Mazda Motor Corp.	152,300	1,244,363
McDonald's Holdings Co. Japan, Ltd.	21,100	767,244
MEIJI Holdings Co., Ltd.	28,300	1,387,347
MINEBEA MITSUMI, Inc.	98,500	1,674,837
MISUMI Group, Inc.	76,600	1,612,572
Mitsubishi Chemical Holdings Corp.	345,700	1,875,388
Mitsubishi Corp.	335,400	9,966,581
Mitsubishi Electric Corp.	507,900	5,424,628
Mitsubishi Estate Co., Ltd.	321,000	4,652,379
Mitsubishi HC Capital, Inc.	165,100	760,757
Mitsubishi Heavy Industries, Ltd.	82,900	2,895,444
Mitsubishi UFJ Financial Group, Inc.	3,188,000	17,116,243
Mitsui & Co., Ltd.	369,800	8,151,088
Mitsui Chemicals, Inc.	49,100	1,044,489
Mitsui Fudosan Co., Ltd.	238,300	5,117,517
Mitsui OSK Lines, Ltd.	92,400	2,111,825
Mizuho Financial Group, Inc.	649,040	7,371,600
MonotaRO Co., Ltd.	70,700	1,049,142
MS&AD Insurance Group Holdings, Inc.	117,600	3,599,285
Murata Manufacturing Co., Ltd.	154,700	8,421,929
NEC Corp.	65,700	2,548,592
Nexon Co., Ltd. (a)	130,200	2,662,365
NGK Insulators, Ltd.	63,900	859,808
Nidec Corp.	120,700	7,445,188
Nihon M&A Center Holdings, Inc.	77,900	827,424
Nintendo Co., Ltd.	29,200	12,612,388
Nippon Building Fund, Inc. REIT (a)	431	2,144,610
Nippon Express Holdings, Inc.	20,700	1,122,955
Nippon Paint Holdings Co., Ltd. (a)	221,300	1,646,861
Nippon Prologis REIT, Inc. (b)	571	1,403,806
Nippon Sanso Holdings Corp.	47,100	749,897
Nippon Shinyaku Co., Ltd.	14,400	874,462
Nippon Steel Corp.	212,900	2,975,946
Nippon Telegraph & Telephone Corp.	316,900	9,087,942
Nippon Yusen KK (a)	41,500	2,831,732
Nissan Chemical Corp.	33,100	1,522,763

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nissan Motor Co., Ltd.	618,800	$ 2,405,875
Nisshin Seifun Group, Inc.	46,800	547,042
Nissin Foods Holdings Co., Ltd.	18,400	1,269,059
Nitori Holdings Co., Ltd.	21,300	2,021,740
Nitto Denko Corp.	39,500	2,552,795
Nomura Holdings, Inc.	804,700	2,937,328
Nomura Real Estate Holdings, Inc.	30,100	736,686
Nomura Real Estate Master Fund, Inc. REIT (b)	1,117	1,392,807
Nomura Research Institute, Ltd.	89,400	2,375,577
NTT Data Corp.	171,800	2,372,359
Obayashi Corp.	172,700	1,252,140
Obic Co., Ltd.	18,400	2,599,065
Odakyu Electric Railway Co., Ltd.	86,200	1,157,963
Oji Holdings Corp.	226,700	981,190
Olympus Corp.	325,700	6,536,536
Omron Corp.	50,400	2,556,449
Ono Pharmaceutical Co., Ltd.	100,000	2,563,027
Open House Group Co., Ltd.	22,200	882,411
Oracle Corp. Japan	10,800	624,843
Oriental Land Co., Ltd.	52,900	7,367,178
ORIX Corp.	324,900	5,443,100
Osaka Gas Co., Ltd.	99,000	1,891,752
Otsuka Corp.	28,200	835,486
Otsuka Holdings Co., Ltd.	103,700	3,677,646
Pan Pacific International Holdings Corp.	94,400	1,504,369
Panasonic Holdings Corp.	598,800	4,832,978
Persol Holdings Co., Ltd.	52,200	947,519
Rakuten Group, Inc.	239,200	1,077,549
Recruit Holdings Co., Ltd.	383,000	11,262,633
Renesas Electronics Corp. (b)	307,500	2,790,825
Resona Holdings, Inc.	576,900	2,157,616
Ricoh Co., Ltd.	139,100	1,086,343
Rohm Co., Ltd.	23,600	1,643,340
SBI Holdings, Inc.	67,900	1,326,963
SCSK Corp.	38,200	645,594
Secom Co., Ltd.	56,400	3,480,190
Seiko Epson Corp.	75,200	1,062,780
Sekisui Chemical Co., Ltd.	92,600	1,265,748
Sekisui House, Ltd.	158,100	2,765,630
Seven & i Holdings Co., Ltd.	202,400	7,846,901
SG Holdings Co., Ltd.	83,500	1,406,879
Sharp Corp.	52,900	408,466
Shimadzu Corp.	64,200	2,027,294
Shimano, Inc.	19,700	3,323,573
Shimizu Corp.	159,200	878,878
Shin-Etsu Chemical Co., Ltd.	99,700	11,228,221
Shionogi & Co., Ltd.	72,700	3,668,312
Shiseido Co., Ltd.	107,200	4,297,311
Shizuoka Bank, Ltd.	131,800	790,674
SMC Corp.	15,000	6,676,604
Security Description	Shares	Value
Softbank Corp.	760,700	$ 8,435,424
SoftBank Group Corp.	320,700	12,357,767
Sompo Holdings, Inc.	85,300	3,756,578
Sony Group Corp.	337,100	27,530,268
Square Enix Holdings Co., Ltd.	21,000	929,005
Subaru Corp.	162,400	2,882,688
SUMCO Corp. (a)	85,300	1,104,433
Sumitomo Chemical Co., Ltd.	400,800	1,566,558
Sumitomo Corp.	303,600	4,149,904
Sumitomo Electric Industries, Ltd.	181,500	2,002,639
Sumitomo Metal Mining Co., Ltd.	65,700	2,055,316
Sumitomo Mitsui Financial Group, Inc.	351,700	10,437,999
Sumitomo Mitsui Trust Holdings, Inc.	88,600	2,726,054
Sumitomo Realty & Development Co., Ltd.	81,000	2,136,270
Suntory Beverage & Food, Ltd.	35,300	1,332,958
Suzuki Motor Corp.	98,700	3,097,838
Sysmex Corp.	42,900	2,578,642
T&D Holdings, Inc.	135,400	1,618,561
Taisei Corp.	51,500	1,601,616
Takeda Pharmaceutical Co., Ltd.	399,217	11,219,392
TDK Corp.	104,400	3,219,874
Terumo Corp.	173,300	5,214,754
TIS, Inc.	59,100	1,546,505
Tobu Railway Co., Ltd.	55,500	1,264,381
Toho Co., Ltd.	29,100	1,050,646
Tokio Marine Holdings, Inc.	168,600	9,807,853
Tokyo Electric Power Co. Holdings, Inc. (b)	425,700	1,776,688
Tokyo Electron, Ltd.	39,800	12,978,102
Tokyo Gas Co., Ltd.	111,900	2,312,048
Tokyu Corp.	143,100	1,683,220
TOPPAN, INC.	71,700	1,196,451
Toray Industries, Inc.	382,400	2,142,600
Toshiba Corp.	101,400	4,116,308
Tosoh Corp.	67,700	839,678
TOTO, Ltd.	34,500	1,137,684
Toyota Industries Corp.	41,000	2,535,056
Toyota Motor Corp.	2,839,000	43,884,288
Toyota Tsusho Corp.	58,400	1,904,324
Trend Micro, Inc.	36,400	1,773,715
Unicharm Corp.	107,200	3,582,408
USS Co., Ltd.	52,200	902,564
Welcia Holdings Co., Ltd.	21,000	420,448
West Japan Railway Co.	59,200	2,174,872
Yakult Honsha Co., Ltd.	34,100	1,965,353
Yamaha Corp.	36,400	1,500,423
Yamaha Motor Co., Ltd. (a)	79,800	1,460,254
Yamato Holdings Co., Ltd.	74,000	1,181,996
Yaskawa Electric Corp.	61,000	1,962,166

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yokogawa Electric Corp.	54,200	$ 894,058
Z Holdings Corp.	721,900	2,106,372
ZOZO, Inc.	36,100	649,696
		808,346,591
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	49,544	973,229
LUXEMBOURG — 0.2%
ArcelorMittal SA	163,831	3,684,170
Eurofins Scientific SE	37,085	2,910,890
		6,595,060
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	594,000	3,542,676
Sands China, Ltd. (b)	608,800	1,452,378
		4,995,054
NETHERLANDS — 5.1%
ABN AMRO Bank NV (d)	112,987	1,265,680
Adyen NV (b)(d)	5,733	8,319,067
Aegon NV	468,158	2,020,391
Akzo Nobel NV	49,714	3,254,580
Argenx SE (b)	11,928	4,458,070
ASM International NV	12,498	3,117,555
ASML Holding NV	108,863	51,880,658
Euronext NV (d)	22,272	1,813,844
EXOR NV	28,347	1,762,712
Heineken Holding NV	25,884	1,879,347
Heineken NV	69,385	6,310,853
IMCD NV	16,116	2,206,307
ING Groep NV	1,037,323	10,227,629
JDE Peet's NV	29,018	823,949
Koninklijke Ahold Delhaize NV	276,477	7,185,605
Koninklijke DSM NV	46,161	6,616,311
Koninklijke KPN NV	895,880	3,185,369
Koninklijke Philips NV	231,969	4,984,834
NN Group NV	74,469	3,374,175
OCI NV	30,841	1,015,001
Randstad NV (a)	32,348	1,562,401
Shell PLC	2,027,234	52,538,533
Universal Music Group NV	194,812	3,896,949
Wolters Kluwer NV	70,989	6,869,381
		190,569,201
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (b)	345,794	1,543,682
Fisher & Paykel Healthcare Corp., Ltd.	162,203	2,014,978
Mercury NZ, Ltd.	169,663	596,007
Meridian Energy, Ltd.	387,943	1,128,833
Spark New Zealand, Ltd.	513,057	1,531,168
Xero, Ltd. (b)	37,384	1,978,419
		8,793,087
Security Description	Shares	Value
NORWAY — 0.7%
Aker BP ASA (a)	34,929	$ 1,209,465
DNB Bank ASA	249,414	4,456,999
Equinor ASA	259,159	8,985,543
Gjensidige Forsikring ASA	58,769	1,186,712
Kongsberg Gruppen ASA	26,562	949,051
Mowi ASA	115,588	2,621,855
Norsk Hydro ASA	349,926	1,953,685
Orkla ASA	199,014	1,585,706
Salmar ASA	17,102	1,198,728
Telenor ASA	184,371	2,444,657
		26,592,401
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	735,646	3,423,949
Galp Energia SGPS SA	139,432	1,630,428
Jeronimo Martins SGPS SA	75,241	1,631,423
		6,685,800
SAUDI ARABIA — 0.0% (c)
Delivery Hero SE (b)(d)	45,203	1,690,400
SINGAPORE — 1.5%
Ascendas Real Estate Investment Trust	947,015	1,939,350
CapitaLand Integrated Commercial Trust REIT	1,371,089	2,137,862
Capitaland Investment, Ltd.	702,282	1,927,655
City Developments, Ltd.	96,600	565,704
DBS Group Holdings, Ltd.	481,057	10,259,231
Genting Singapore, Ltd.	1,636,500	846,648
Grab Holdings, Ltd. Class A (b)	298,600	755,458
Keppel Corp., Ltd.	395,100	1,842,494
Mapletree Commercial Trust REIT	656,900	863,783
Mapletree Logistics Trust REIT	814,804	983,596
Oversea-Chinese Banking Corp., Ltd.	914,266	7,482,568
Sea, Ltd. ADR (b)	94,700	6,331,642
Singapore Airlines, Ltd. (a)(b)	347,449	1,273,256
Singapore Exchange, Ltd.	244,700	1,663,334
Singapore Technologies Engineering, Ltd.	410,500	1,203,449
Singapore Telecommunications, Ltd.	2,202,100	4,003,243
STMicroelectronics NV	180,187	5,651,294
United Overseas Bank, Ltd.	321,290	6,060,115
UOL Group, Ltd.	136,932	724,164
Venture Corp., Ltd.	73,700	880,672
		57,395,518
SOUTH AFRICA — 0.3%
Anglo American PLC	336,468	12,001,274
SPAIN — 2.5%
Acciona SA (a)	7,116	1,305,618

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA (a)	62,205	$ 1,504,195
Aena SME SA (b)(d)	20,495	2,597,963
Amadeus IT Group SA (b)	121,258	6,739,049
Banco Bilbao Vizcaya Argentaria SA	1,805,465	8,173,919
Banco Santander SA	4,616,364	12,972,764
CaixaBank SA	1,160,641	4,024,821
Cellnex Telecom SA (d)	143,066	5,538,515
EDP Renovaveis SA	72,636	1,710,108
Enagas SA (a)	68,605	1,511,206
Endesa SA (a)	84,066	1,581,962
Ferrovial SA	128,028	3,237,756
Grifols SA (a)(b)	74,383	1,402,468
Iberdrola SA	1,544,156	15,975,486
Industria de Diseno Textil SA	297,345	6,711,452
Naturgy Energy Group SA	42,219	1,212,467
Red Electrica Corp. SA (a)	114,205	2,152,106
Repsol SA	395,105	5,803,528
Siemens Gamesa Renewable Energy SA (b)	58,129	1,088,408
Telefonica SA (a)	1,477,368	7,509,427
		92,753,218
SWEDEN — 3.1%
Alfa Laval AB	81,552	1,962,520
Assa Abloy AB Class B	267,221	5,666,523
Atlas Copco AB Class A	705,318	6,577,985
Atlas Copco AB Class B	425,220	3,549,517
Boliden AB (b)	75,804	2,406,740
Electrolux AB Class B	67,340	904,622
Embracer Group AB (a)(b)	183,564	1,397,053
Epiroc AB Class A	176,152	2,715,148
Epiroc AB Class B	105,036	1,416,552
EQT AB	79,568	1,625,928
Essity AB Class B	159,055	4,145,792
Evolution AB (d)	47,876	4,345,441
Fastighets AB Balder Class B (b)	161,934	774,478
Getinge AB Class B	59,119	1,363,832
H & M Hennes & Mauritz AB Class B (a)	185,775	2,214,637
Hexagon AB Class B	511,904	5,307,668
Holmen AB Class B	27,072	1,096,100
Husqvarna AB Class B	100,866	740,593
Industrivarden AB Class A	37,655	845,891
Industrivarden AB Class C	42,571	945,108
Indutrade AB	78,148	1,422,654
Investment AB Latour Class B	36,812	726,727
Investor AB Class A	127,024	2,276,476
Investor AB Class B	482,308	7,915,623
Kinnevik AB Class B (b)	60,470	972,486
L E Lundbergforetagen AB Class B	22,280	904,254
Lifco AB Class B	61,729	989,421
Security Description	Shares	Value
Lundin Energy AB (a)	56,063	$ 38,242
Lundin Energy Mergerco AB (a)	56,063	2,281,157
Nibe Industrier AB Class B	389,136	2,916,412
Sagax AB Class B	54,853	1,010,087
Sandvik AB	284,584	4,605,876
Securitas AB Class B	76,709	659,640
Skandinaviska Enskilda Banken AB Class A	438,727	4,298,475
Skanska AB Class B	93,275	1,427,242
SKF AB Class B	99,835	1,466,242
Svenska Cellulosa AB SCA Class B	154,458	2,303,139
Svenska Handelsbanken AB Class A	390,062	3,327,597
Swedbank AB Class A	247,427	3,121,993
Swedish Match AB	425,455	4,326,211
Swedish Orphan Biovitrum AB (b)	49,722	1,073,297
Tele2 AB Class B	141,731	1,611,303
Telefonaktiebolaget LM Ericsson Class B	787,784	5,863,369
Telia Co. AB	681,084	2,604,063
Volvo AB Class A	54,885	881,596
Volvo AB Class B	398,352	6,156,780
Volvo Car AB Class B (a)(b)	172,335	1,142,913
		116,325,403
SWITZERLAND — 6.0%
ABB, Ltd.	436,706	11,613,866
Adecco Group AG (b)	41,746	1,414,572
Alcon, Inc.	132,441	9,224,595
Bachem Holding AG Class B	8,450	585,635
Baloise Holding AG	12,289	2,001,207
Barry Callebaut AG	938	2,086,948
Chocoladefabriken Lindt & Spruengli AG (e)	286	2,900,778
Chocoladefabriken Lindt & Spruengli AG (e)	30	3,136,784
Cie Financiere Richemont SA Class A	138,999	14,758,707
Clariant AG	53,896	1,023,481
Credit Suisse Group AG (b)	723,271	4,094,771
EMS-Chemie Holding AG	1,951	1,447,940
Geberit AG	9,829	4,710,446
Givaudan SA	2,490	8,731,321
Holcim AG (b)	146,380	6,246,016
Julius Baer Group, Ltd. (b)	61,702	2,838,414
Kuehne + Nagel International AG	14,357	3,389,233
Logitech International SA (a)	46,326	2,413,201
Lonza Group AG	19,768	10,510,171
Novartis AG	583,704	49,294,896
Partners Group Holding AG	5,965	5,359,683
Schindler Holding AG (e)	10,698	1,945,497
Schindler Holding AG (e)	5,997	1,074,931
SGS SA	1,653	3,772,711

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sika AG	38,560	$ 8,861,127
Sonova Holding AG	14,232	4,519,275
Straumann Holding AG	28,798	3,448,781
Swatch Group AG Bearer Shares (e)	7,490	1,772,064
Swatch Group AG (e)	13,415	594,696
Swiss Life Holding AG (a)	8,362	4,061,555
Swiss Prime Site AG (b)	20,793	1,818,994
Swisscom AG	7,092	3,906,952
Temenos AG	16,017	1,365,548
UBS Group AG	937,044	15,063,568
VAT Group AG (b)(d)	7,660	1,821,085
Vifor Pharma AG (b)	12,818	2,215,887
Zurich Insurance Group AG	39,922	17,314,059
		221,339,395
UNITED KINGDOM — 11.9%
3i Group PLC	262,686	3,536,326
Abrdn PLC	580,037	1,126,025
Admiral Group PLC	51,971	1,416,327
Ashtead Group PLC	119,266	4,981,137
Associated British Foods PLC	98,662	1,890,761
AstraZeneca PLC	412,876	54,153,064
Auto Trader Group PLC (d)	240,338	1,619,926
AVEVA Group PLC	34,897	953,989
Aviva PLC (b)	733,531	3,574,928
BAE Systems PLC	850,856	8,578,640
Barclays PLC	4,506,013	8,379,228
Barratt Developments PLC	264,661	1,470,164
Berkeley Group Holdings PLC (b)	28,426	1,285,598
BP PLC	5,203,169	24,536,633
British American Tobacco PLC	581,697	24,863,224
British Land Co. PLC REIT	225,039	1,221,918
BT Group PLC (a)	1,816,558	4,109,999
Bunzl PLC	91,540	3,022,733
Burberry Group PLC	101,799	2,028,765
CK Hutchison Holdings, Ltd.	700,500	4,735,792
CNH Industrial NV	270,192	3,112,844
Coca-Cola Europacific Partners PLC (e)	32,800	1,692,808
Coca-Cola Europacific Partners PLC (e)	24,266	1,242,568
Compass Group PLC	473,527	9,661,258
Croda International PLC	38,336	3,013,179
DCC PLC	26,090	1,615,301
Diageo PLC	618,848	26,533,824
Entain PLC (b)	162,956	2,463,879
Experian PLC	247,971	7,245,630
Halma PLC	103,227	2,518,563
Hargreaves Lansdown PLC (a)	90,128	862,294
HSBC Holdings PLC	5,418,411	35,244,565
Imperial Brands PLC	240,287	5,357,752
Informa PLC (b)	384,742	2,470,818
Security Description	Shares	Value
InterContinental Hotels Group PLC	50,086	$ 2,645,972
Intertek Group PLC	42,456	2,168,643
J Sainsbury PLC	488,004	1,209,019
JD Sports Fashion PLC	647,470	907,413
Johnson Matthey PLC	45,893	1,073,173
Just Eat Takeaway.com NV (b)(d)	45,155	711,225
Kingfisher PLC	520,288	1,543,643
Land Securities Group PLC REIT	190,209	1,533,835
Legal & General Group PLC	1,619,445	4,710,330
Lloyds Banking Group PLC	18,845,363	9,683,384
London Stock Exchange Group PLC	87,054	8,068,759
M&G PLC	737,485	1,742,913
Melrose Industries PLC	1,179,501	2,144,370
National Grid PLC	964,659	12,324,497
Natwest Group PLC	1,521,260	4,033,080
Next PLC	36,520	2,599,010
Ocado Group PLC (b)	130,765	1,240,605
Pearson PLC	171,508	1,561,743
Persimmon PLC	85,811	1,941,491
Phoenix Group Holdings PLC	186,700	1,338,660
Reckitt Benckiser Group PLC	190,370	14,264,722
RELX PLC (e)	419,542	11,341,755
RELX PLC (e)	95,094	2,566,921
Rentokil Initial PLC	504,406	2,907,285
Rolls-Royce Holdings PLC (b)	2,203,613	2,219,890
Sage Group PLC	279,019	2,151,049
Schroders PLC	35,121	1,139,680
Segro PLC REIT	313,582	3,719,944
Severn Trent PLC	63,599	2,100,096
Smith & Nephew PLC	234,151	3,263,085
Smiths Group PLC	103,073	1,751,852
Spirax-Sarco Engineering PLC	20,317	2,437,296
SSE PLC	289,890	5,689,240
St James's Place PLC	151,373	2,026,780
Standard Chartered PLC	696,945	5,235,860
Taylor Wimpey PLC	957,030	1,355,782
Tesco PLC	2,012,409	6,244,344
Unilever PLC	684,793	30,945,580
United Utilities Group PLC	180,213	2,232,369
Vodafone Group PLC	7,159,447	11,012,822
Whitbread PLC	53,145	1,599,349
WPP PLC	308,247	3,086,895
		442,994,821
UNITED STATES — 6.1%
CyberArk Software, Ltd. (b)	11,100	1,420,356
Ferguson PLC	58,476	6,524,966
GSK PLC	1,358,971	29,139,504
James Hardie Industries PLC CDI	118,031	2,578,581
Nestle SA	750,689	87,383,697

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
QIAGEN NV (b)	61,443	$ 2,871,330
Roche Holding AG Bearer Shares (a)	6,830	2,628,268
Roche Holding AG	187,260	62,309,159
Schneider Electric SE	144,164	17,015,863
Sinch AB (a)(b)(d)	143,153	465,121
Stellantis NV (e)	179,253	2,207,947
Stellantis NV (e)	401,017	4,943,716
Swiss Re AG	79,514	6,144,509
Tenaris SA	129,604	1,662,517
		227,295,534
TOTAL COMMON STOCKS (Cost $3,484,434,089)		3,635,103,847

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f)(g)	45,398,754	45,394,214
State Street Navigator Securities Lending Portfolio II (h)(i)	50,708,786	50,708,786
TOTAL SHORT-TERM INVESTMENTS (Cost $96,098,076)		96,103,000
TOTAL INVESTMENTS — 100.2% (Cost $3,580,532,165)		3,731,206,847
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(8,835,223)
NET ASSETS — 100.0%		$ 3,722,371,624

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	925	09/16/2022	$85,801,713	$85,867,750	$66,037

During the period ended June 30, 2022, average notional value related to futures contracts was $94,100,284.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,632,822,690	$2,281,157	$—	$3,635,103,847
Short-Term Investments	96,103,000	—	—	96,103,000
TOTAL INVESTMENTS	$3,728,925,690	$2,281,157	$—	$3,731,206,847
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	$ 66,037	$ —	$—	$ 66,037
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 66,037	$ —	$—	$ 66,037
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,728,991,727	$2,281,157	$—	$3,731,272,884
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	17.3%
Industrials	14.5
Health Care	13.5
Consumer Discretionary	11.0
Consumer Staples	10.6
Information Technology	7.6
Materials	7.3
Communication Services	4.9
Energy	4.7
Utilities	3.4
Real Estate	2.8
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,646,528	$24,648,993	$ 538,113,801	$517,370,658	$(2,846)	$4,924	45,398,754	$45,394,214	$ 114,499
State Street Navigator Securities Lending Portfolio II	21,854,737	21,854,737	388,341,934	359,487,885	—	—	50,708,786	50,708,786	671,228
Total		$46,503,730	$926,455,735	$876,858,543	$(2,846)	$4,924		$96,103,000	$785,727
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,635,103,847
Investments in affiliated issuers, at value	96,103,000
Total Investments	3,731,206,847
Foreign currency, at value	22,726,710
Net cash at broker	4,194,639
Cash	16
Receivable from broker — accumulated variation margin on futures contracts	68,263
Dividends receivable — unaffiliated issuers	5,343,322
Dividends receivable — affiliated issuers	38,686
Securities lending income receivable — unaffiliated issuers	46,581
Securities lending income receivable — affiliated issuers	35,881
Receivable for foreign taxes recoverable	10,557,787
TOTAL ASSETS	3,774,218,732
LIABILITIES
Payable upon return of securities loaned	50,708,786
Payable for investments purchased	202,445
Advisory fee payable	623,716
Custodian fees payable	241,334
Professional fees payable	39,825
Printing and postage fees payable	19,960
Accrued expenses and other liabilities	11,042
TOTAL LIABILITIES	51,847,108
NET ASSETS	$3,722,371,624
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,484,434,089
Investments in affiliated issuers	96,098,076
Total cost of investments	$3,580,532,165
Foreign currency, at cost	$ 22,787,005
* Includes investments in securities on loan, at value	$ 74,995,665
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 94,280,244
Dividend income — affiliated issuers	114,499
Unaffiliated securities lending income	655,674
Affiliated securities lending income	671,228
Foreign taxes withheld	(13,949,075)
TOTAL INVESTMENT INCOME (LOSS)	81,772,570
EXPENSES
Advisory fee	2,526,117
Custodian fees	272,130
Trustees’ fees and expenses	26,170
Professional fees and expenses	37,944
Printing and postage fees	7,700
Insurance expense	540
Miscellaneous expenses	19,263
TOTAL EXPENSES	2,889,864
NET INVESTMENT INCOME (LOSS)	$ 78,882,706
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(41,067,604)
Investments — affiliated issuers	(2,846)
Foreign currency transactions	(2,006,145)
Futures contracts	(9,736,057)
Net realized gain (loss)	(52,812,652)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(910,574,947)
Investments — affiliated issuers	4,924
Foreign currency translations	(1,196,508)
Futures contracts	(460,745)
Net change in unrealized appreciation/depreciation	(912,227,276)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(965,039,928)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(886,157,222)
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,882,706	$ 106,772,031
Net realized gain (loss)	(52,812,652)	16,660,236
Net change in unrealized appreciation/depreciation	(912,227,276)	289,008,821
Net increase (decrease) in net assets resulting from operations	(886,157,222)	412,441,088
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	537,563,221	673,180,166
Withdrawals	(275,594,378)	(394,883,626)
Net increase (decrease) in net assets from capital transactions	261,968,843	278,296,540
Net increase (decrease) in net assets during the period	(624,188,379)	690,737,628
Net assets at beginning of period	4,346,560,003	3,655,822,375
NET ASSETS AT END OF PERIOD	$3,722,371,624	$4,346,560,003
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	(19.66)%	11.25%	7.96%	22.11%	(13.83)%	25.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,722,372	$4,346,560	$3,655,822	$3,726,406	$2,809,510	$2,855,669
Ratios to average net assets:
Total expenses	0.14%(b)	0.14%	0.14%	0.15%	0.15%	0.14%
Net investment income (loss)	3.83%(b)	2.67%	2.35%	3.17%	2.96%	2.80%
Portfolio turnover rate	3%(c)	7%	8%	3%	14%	4%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
17

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$68,263	$—	$68,263
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(9,736,057)	$—	(9,736,057)

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(460,745)	$—	$(460,745)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2022, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$471,356,668	$135,568,441
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,681,068,432	$436,538,841	$386,334,389	$50,204,452
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 74,995,665	$ 50,708,786	$ 30,811,768	$ 81,520,554
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2022:
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$50,708,786	$—	$—	$—	$50,708,786	$50,708,786
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Portfolio had no outstanding loans as of June 30, 2022.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$803.40	$0.63	$1,024.10	$0.70
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Portfolio's Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors' interests in the Portfolio During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio's prospectus for more information regarding the Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
_______________________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2021 to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and transfer agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Fund Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Portfolio’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory in comparison to the performance of its Performance Group, Performance Universe and Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers. As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio. The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s actual management fee was below the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 7, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 7, 2022